UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Diana R. Gonzalez, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Explanatory Note:

Registrant is filing this amendment solely to update the certification exhibits for the report previously filed with the U.S. Securities and Exchange Commission on March 29, 2023 (SEC Accession No. 0001193125-23-083097). Except for the date of the signature page and certifications, this filing does not amend, update or change any other items or disclosures in the March 29, 2023 filing.

Item 1. Reports to Stockholders.

Fixed-Income Funds
TIAA-CREF
Semiannual
Report
TIAA-CREF
Funds
September 30,
2022
The semiannual report contains the financial statements (unaudited).
Fund name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
8.1
Bond Index Fund TBIIX TBIAX TBIPX TBIRX TBILX TBIWX
8.2
Core Bond Fund TIBDX TIBHX TIDPX TIDRX TIORX TBBWX
8.3
Core Impact Bond Fund TSBIX TSBHX TSBPX TSBBX TSBRX –
8.4
Core Plus Bond Fund TIBFX TCBHX TBPPX TCBRX TCBPX TCBWX
8.5
5–15 Year Laddered Tax-Exempt Bond Fund TITIX TIXHX – – TIXRX –
8.6
Green Bond Fund TGRNX TGRKX TGRLX TGRMX TGROX –
8.7
High-Yield Fund TIHYX TIHHX TIHPX TIHRX TIYRX TIHWX
8.8
Inflation-Linked Bond Fund TIILX TIIHX TIKPX TIKRX TCILX TIIWX
8.9
Short Duration Impact Bond Fund TSDJX TSDHX TSDFX TSDDX TSDBX –
9.01
Short-Term Bond Fund TISIX TCTHX TSTPX TISRX TCTRX TCTWX
9.1
Short-Term Bond Index Fund TNSHX TTBHX TPSHX TESHX TRSHX TTBWX
9.2
Money Market Fund TCIXX TMHXX TPPXX TIEXX TIRXX –

Contents
Understanding this report 3
Letter to investors 4
Market monitor 6
About the funds’ benchmarks 7
Fund performance
Portfolio managers’ comments 8
Bond Index Fund 17
Core Bond Fund 18
Core Impact Bond Fund 20
Core Plus Bond Fund 22
5–15 Year Laddered Tax-Exempt Bond Fund 24
Green Bond Fund 25
High-Yield Fund 26
Inflation-Linked Bond Fund 27
Short Duration Impact Bond Fund 28
Short-Term Bond Fund 29
Short-Term Bond Index Fund 31
Money Market Fund 32
Expense examples 33
Portfolios of investments 38
Financial statements (unaudited)
Statements of assets and liabilities 358
Statements of operations 362
Statements of changes in net assets 364
Financial highlights 368
Notes to financial statements 392
Additional fund information 404
How to reach us Inside back cover

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Understanding this report
For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds listed on the cover of this report.
This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended September 30, 2022 . The report contains four main sections:
A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
The fund performance section compares each fund’s investment returns with those of its benchmark index.
The portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of
September 30, 2022 .
The financial statements provide detailed information about the operations and financial condition of each fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-
2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Letter to Investors
Brad Finkle
The U.S. bond market continued to struggle for the six months ended September
30, 2022, amid ongoing inflation concerns and rising interest rates. All of the major fixed-income categories produced negative results for the period.
Consequently, all eleven TIAA-CREF Fixed-Income Funds declined, while the Money
Market Fund advanced.
The broad U.S. bond market, as measured by the Bloomberg U.S. Aggregate
Bond Index, returned –9.2% for the period.
Institutional Class returns for three of the eleven fixed-income funds outpaced the returns of their respective benchmarks. The Money Market Fund also outperformed its benchmark. Please see page 7 for benchmark definitions.
Among the eight remaining funds, two index funds—the Bond Index Fund and the Short-Term Bond Index Fund—just slightly lagged their benchmarks.
Bonds declined while economy contracted
The U.S. economy contracted during the first three months of the period, struggling with persistent inflation and rising interest rates. However, consumer spending remained strong over the six months. The unemployment rate remained at lows not seen since before the COVID-19 pandemic. Inflation continued to rise, however, and the Federal Reserve responded by raising the federal funds target rate four times to 3.00%–3.25%, its highest level since early 2008. Policymakers expected that additional increases would be appropriate. Oil prices spiked in June but declined, overall, for the period.
All major fixed-income sectors recorded declines. A large portion of the
Bloomberg U.S. Aggregate Bond Index’s setback took place in the final month of the period. High-yield bonds recorded the largest losses, followed by U.S. inflation-
protected securities and municipal bonds. Shorter-term securities posted the smallest declines.
TIAA-CREF Fixed-Income Funds lost ground during the period
All of the TIAA-CREF Fixed-Income Funds suffered setbacks for the six-month period. Performance for the Institutional Class ranged from –10.3% for the High-
Yield Fund to –2.0% for the Short-Term Bond Fund.
The Short-Term Bond Fund’s –2.0% return outpaced the Bloomberg 1–3 Year
Government/Credit Bond Index. The Short Duration Impact Bond Fund and Short-
Term Bond Index Fund both closely matched the same index.
The 5–15 Year Laddered Tax-Exempt Bond Fund returned –6.2%, trailing the performance of the Bloomberg 10-Year Municipal Bond Index, primarily due to an overweight position in the transportation sector.
The Green Bond Fund returned –9.1% and lagged its benchmark, the MSCI
U.S. Green Bond Index. However, the Inflation-Linked Bond Fund outpaced the
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index with a return of –7.1%.
The Core Plus Bond Fund returned –10.0%, while the Core Bond Fund and Core
Impact Bond Fund each returned –9.6%. All three funds lagged their common benchmark, the Bloomberg U.S. Aggregate Bond Index. The Bond Index Fund
returned –9.3% and modestly trailed the same benchmark, primarily due to the impact of expenses.
The High-Yield Fund’s –10.3% return lagged the performance of the ICE BofA
BB-B U.S. Cash Pay High Yield Constrained Index.
The Money Market Fund gained 0.6% to outperform the iMoneyNet Money Fund
Averages™—All Government benchmark.
A detailed overview of the fixed-income markets during the period appears in our
Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 8.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Staying focused on long-term objectives
For much of the past decade, economists and market watchers have been concerned about very low interest rates and the possibility of deflation. The pandemic and its aftermath changed all this. Now we are facing higher inflation and rising interest rates, which have caused concern among investors and led to increased market volatility.
When major shifts occur in the economy and financial markets, we’ve found that it’s more important than ever to maintain a steady, long-term approach toward your investment objectives. We believe a diversified investment portfolio, managed by professionals and including fixed-income mutual funds, can be a sound approach to help you navigate periods of uncertainty and achieve your long-term investment goals. Of course, diversification cannot guarantee against market losses.
Please visit TIAA.org for more information on asset class performance. If you need assistance with your TIAA-CREF fixed-
income portfolio, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. As always, we are here to help.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Market monitor

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Bond markets declined on concerns over interest rates and inflation
All major fixed-income markets generated negative returns for the six-month period. The economy contracted during the second quarter of 2022 due to the impact of continued inflation and rising interest rates. Price increases were persistent and broad based. However, consumer spending remained positive, and the unemployment rate declined slightly in September to match pre-pandemic lows. The Federal Reserve moved assertively to address inflation concerns, raising interest rates four times during the period and signaling that further hikes were expected. Investment-grade fixed-rate bonds, as represented by the
Bloomberg U.S. Aggregate Bond Index, returned −9.2% for the six-month period.
Among segments of the fixed-income market, U.S. high-yield bonds, as measured by the ICE BofA BB-B U.S. Cash Pay High
Yield Constrained Index, returned −10.2% for the period. The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)
1–10 Year Index returned −7.2%. Municipal bonds, as represented by the Bloomberg 10-Year Municipal Bond Index, returned
−4.7%. Short-term bonds, as measured by the Bloomberg U.S. 1–3 Year Government/Credit Bond Index, returned −2.1%.
Economy contracted as rates rose
Real gross domestic product, which measures the value of all goods and services produced in the United States, decreased at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The decline marked the second consecutive quarter of GDP contraction. However, consumer spending increased during the quarter. The unemployment rate declined modestly for the six-month period, falling from 3.6% in April to 3.5% in September.
Core inflation, which includes all items except food and energy, increased 6.6% for the twelve months ended September
2022. The period began with an annualized inflation rate of 6.2%. The price of West Texas Intermediate crude oil (WTI)
started the period at $99 per barrel on April 1, 2022, and peaked at nearly $122 in June as the war in Ukraine and other factors tightened markets. But demand eased and supply increased—in part due to the release of oil from the U.S. Strategic
Petroleum Reserve. As a result, WTI prices ended the period below $80 on September 30, 2022. The U.S. dollar appreciated against other major currencies during the period.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned −20.4% and was volatile. Stock prices declined through June, rallied in July and August, and fell sharply again in September. Yields on U.S. Treasuries of all maturities rose during the period, but the increases were most pronounced among shorter-maturity bonds.
Fed raised rates four times
The Fed increased the federal funds target rate four times
during the period, raising the key short-term interest-rate
measure to 3.00%–3.25%. Policymakers said they were
“strongly committed” to reducing inflation to long-term
targets and signaled that additional rate increases would be appropriate to achieve that goal. The Fed also stated that
it would continue to reduce its holdings of bonds and other
assets purchased previously in an effort to aid the economy
and support credit markets.
Other major international central banks also raised
interest rates in an effort to address global inflation
concerns. The European Central Bank boosted its suite of
benchmark rates from near-zero levels in July and September
for a combined increase of 1.25 percentage points. The Bank
of England raised its benchmark interest rate four times
during the period, hiking the rate from 0.75% to 2.25%.
Bonds posted declines across all categories
Performance for the six months ended September 30, 2022
Source: Corporate high yield: ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index;
Investment grade: Bloomberg U.S. Aggregate Bond Index; Inflation protected: Bloomberg
U.S. TIPS 1–10 Years Index; Municipals: Bloomberg 10-Year Municipal Bond Index; Short
term: Bloomberg U.S. 1–3 Year Government/Credit Index. As of September 30, 2022.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
About the funds’ benchmarks
The Bloomberg U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
The Bloomberg U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
The ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. ICE BofA uses a composite of Fitch Ratings, Moody’s and Standard &
Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.
The Bloomberg 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds.
Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.
The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-
income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price
Index for All Urban Consumers (CPI-U).
The Bloomberg MSCI U.S. Green Bond Index measures the performance of the U.S. market for fixed-income securities issued to fund projects with direct environmental benefits.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or
Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES
AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE
INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS
SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY
COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES.

Portfolio managers’ comments

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Bond Index Fund
Performance for the six months ended September 30, 2022
The Bond Index Fund returned -9.26% for the Institutional Class, compared with the -9.22% return of its benchmark, the
Bloomberg U.S. Aggregate Bond Index. For the one-year period ended September 30, 2022, the Fund returned -14.75% versus
-14.60% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.
All sectors in the benchmark declined
All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the six months. U.S. Treasuries—
the largest sector with a weighting of 40.2%—returned –8.0%, outperforming the benchmark. Mortgage-backed securities and corporate bonds, the next two largest sectors at 27.4% and 24.3%, respectively, both trailed the benchmark with returns of
–9.1% and –12.0%, respectively. Among smaller sectors in the benchmark, asset-backed securities were the best-performing sector with a return of –2.2%, followed by government agency securities, which returned –4.5%, and commercial mortgage-
backed securities, which returned –6.6%.
Fund slightly lagged its benchmark
The Fund underperformed its benchmark by a small margin for the six-month period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.
The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.
Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.
Core Bond Fund
Performance for the six months ended September 30, 2022
The Core Bond Fund returned -9.63% for the Institutional Class, compared with the -9.22% return of its benchmark, the
Bloomberg U.S. Aggregate Bond Index. For the one-year period ended September 30, 2022, the Fund returned -15.15% versus
-14.60% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Portfolio managers’ comments
continued
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.
All sectors in the benchmark declined
All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the six months. U.S. Treasuries—
the largest sector with a weighting of 40.2%—returned –8.0%, outperforming the benchmark. Mortgage-backed securities and corporate bonds, the next two largest sectors at 27.4% and 24.3%, respectively, both trailed the benchmark with returns of
–9.1% and –12.0%, respectively. Among smaller sectors in the benchmark, asset-backed securities were the best-performing sector with a return of –2.2%, followed by government agency securities, which returned –4.5%, and commercial mortgage-
backed securities, which returned –6.6%.
Fund trailed its benchmark
The Fund underperformed its benchmark for the six-month period, primarily due asset allocation. An overweight position in the corporate bond sector—especially a small allocation to high-yield corporates—and a corresponding underweight to Treasuries hurt relative performance most as riskier assets underperformed during the period.
This was partially offset by favorable results from the Fund’s shorter-than-benchmark duration—a measure of sensitivity to interest-rate changes—which was beneficial as rates rose sharply across the yield curve. The Fund’s allocation to MBS also contributed positively to its relative return.
Core Impact Bond Fund
Performance for the six months ended September 30, 2022
The Core Impact Bond Fund returned -9.61% for the Institutional Class, compared with the -9.22% return of its benchmark, the
Bloomberg U.S. Aggregate Bond Index. For the one-year period ended September 30, 2022, the Fund returned -15.14% versus
-14.60% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.
All sectors in the benchmark declined
All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the six months. U.S. Treasuries—
the largest sector with a weighting of 40.2%—returned –8.0%, outperforming the benchmark. Mortgage-backed securities and corporate bonds, the next two largest sectors at 27.4% and 24.3%, respectively, both trailed the benchmark with returns of
–9.1% and –12.0%, respectively. Among smaller sectors in the benchmark, asset-backed securities were the best-performing sector with a return of –2.2%, followed by government agency securities, which returned –4.5%, and commercial mortgage-
backed securities, which returned –6.6%.

Portfolio managers’ comments

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
continued
Fund trailed its benchmark
The Fund underperformed its benchmark for the six-month period, primarily due to asset allocation. An overweight position in the corporate bond sector—especially a small allocation to high-yield corporates—and a corresponding underweight to Treasuries hurt relative performance most as riskier assets underperformed during the period. Fund positions in the municipals, CMBS, government agency and government credit sectors also detracted.
This was partially offset by favorable results from the Fund’s shorter-than-benchmark duration—a measure of sensitivity to interest-rate changes—which was beneficial as rates rose sharply across the yield curve. The Fund’s allocation to MBS also contributed positively to its relative return.
Core Plus Bond Fund
Performance for the six months ended September 30, 2022
The Core Plus Bond Fund returned -9.97% for the Institutional Class, compared with the -9.22% return of its benchmark, the
Bloomberg U.S. Aggregate Bond Index. For the one-year period ended September 30, 2022, the Fund returned -15.25% versus
-14.60% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.
All sectors in the benchmark declined
All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the six months. U.S. Treasuries—
the largest sector with a weighting of 40.2%—returned –8.0%, outperforming the benchmark. Mortgage-backed securities and corporate bonds, the next two largest sectors at 27.4% and 24.3%, respectively, both trailed the benchmark with returns of
–9.1% and –12.0%, respectively. Among smaller sectors in the benchmark, asset-backed securities were the best-performing sector with a return of –2.2%, followed by government agency securities, which returned –4.5%, and commercial mortgage-
backed securities, which returned –6.6%.
Fund trailed its benchmark
The Fund underperformed its benchmark for the six-month period, primarily due to asset allocation. An overweight position in the corporate bond sector—especially a small allocation to high-yield corporates—and a corresponding underweight to
Treasuries hurt relative performance most as riskier assets underperformed during the period.
This was partially offset by favorable results from the Fund’s shorter-than-benchmark duration—a measure of sensitivity to interest-rate changes—which was beneficial as rates rose sharply across the yield curve.
5–15 Year Laddered Tax-Exempt Bond Fund
Performance for the six months ended September 30, 2022
The 5–15 Year Laddered Tax-Exempt Bond Fund returned -6.16% for the Institutional Class, compared with the -4.65% return of its benchmark, the Bloomberg 10-Year Municipal Bond Index. For the one-year period ended September 30, 2022, the Fund returned -12.30% versus -10.10% for the index. The performance table shows returns for all share classes of the Fund.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Portfolio managers’ comments
continued
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.
All benchmark sectors lost ground
All of the sectors in the Bloomberg 10-Year Municipal Bond Index produced negative returns for the six months. State general obligation bonds (GOs), the benchmark’s largest sector by market capitalization at period end, returned –4.1%. Transportation, the index’s second-largest sector, returned –4.5%. The industrial revenue sector recorded the largest setback with a return of
–7.9%. The housing sector posted the second-largest decline with a return of –7.4%, followed by the health care sector, which returned –5.5%. The water and sewer sector was the benchmark’s best performer with a return of –4.0%.
As of September 30, 2022, higher-rated 10-year AAA municipal bonds yielded 3.24%, compared with a 3.83% yield on the
10-year U.S. Treasury bond. New municipal issuance during the six-month period was $205.5 billion, down from $222.2 billion for the prior six months, from October 1, 2021, through March 31, 2022.
Fund trailed its benchmark
The Fund underperformed its benchmark for the period. Yield curve positioning, as well as security selection and an overweight position in the transportation sector, detracted most from relative performance. The health care sector was the next-largest detractor due to security selection and an overweight position. Positions in the education and leasing sectors also hampered relative performance.
By contrast, the Fund benefited from its holdings in the state GO and special tax sectors. Favorable yield curve positioning aided relative performance in both categories.
Green Bond Fund
Performance for the six months ended September 30, 2022
The Green Bond Fund returned -9.08% for the Institutional Class, compared with the -8.57% return of its benchmark, the Bloomberg MSCI U.S. Green Bond Index. For the one-year period ended September 30, 2022, the Fund returned
-14.50% versus -14.43% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.

Portfolio managers’ comments

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
continued
All benchmark sectors declined
All of the sectors in the Bloomberg MSCI U.S. Green Bond Index posted negative returns for the six months. Corporate bonds, the largest sector in the index with a weighting of 60.3% on September 30, 2022, trailed the benchmark with a return of –10.1%. Government agency bonds, the index’s second-largest sector with a weighting of 19.9%, and government credit securities, the benchmark’s third-largest sector at 18.8%, both outpaced the index, returning –5.3% and –7.2%, respectively.
Commercial mortgage-backed securities (CMBS), which represented just 0.3% of the index, returned –5.3%.
Fund underperformed its benchmark
The Fund trailed its benchmark for the six-month period. The Fund’s out-of-benchmark allocations to asset-backed securities and municipal bonds, along with an overweight position in CMBS, detracted most from its relative performance versus the index. An allocation to corporate bonds also hurt the Fund’s relative return.
On the positive side, the Fund’s overall yield curve positioning—how the Fund was invested across different bond maturities—as well as its underweight positions in government agency bonds and government credit securities, made positive contributions to its relative performance.
High-Yield Fund
Performance for the six months ended September 30, 2022
The High-Yield Fund returned -10.29% for the Institutional Class, compared with the -10.17% return of its benchmark, the ICE
BofA BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2022, the Fund returned
-13.02% versus -13.66% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.
All sectors posted losses
For the six months, all high-yield bond sectors declined. The worst performer was pharmaceuticals, returning –26.5%.
Transport infrastructure/services, one of the benchmark’s smallest sectors on September 30, 2022, was the best performer, returning −4.3%.
High-yield bonds posted negative results across all credit quality tiers for the six months as investors favored higher-rated bonds, such as U.S. Treasuries, as market volatility persisted. Lower-quality bonds (those rated “CCC” and below) had the worst performance with a loss of −13.9%. Bonds rated “B” and “BB” returned −11.2% and –9.4%, respectively. New high-yield debt issuance totaled more than $43 billion for the six months, down substantially from the $239 billion for the same period in 2021, as volumes declined throughout the period. The U.S. issuer weighted speculative-grade corporate default rate fell to
1.5% on September 30, 2022, from 2.5% a year earlier, according to Moody’s Investors Service.
Fund trailed its benchmark
For the six-month period, the Fund underperformed its benchmark. Overweight positions in poorly performing health care provider Community Health Systems, software services company Avaya Holdings and retail chain Michaels were the largest detractors from the Fund’s relative return.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Portfolio managers’ comments
continued
On the positive side, the Fund was helped by underweight positions in pharmaceutical company Bausch Health Americas and recreation and travel firm Carnival. An out-of-benchmark allocation to Surgery Center Holdings, which specializes in health care facilities, was also beneficial.
Inflation-Linked Bond Fund
Performance for the six months ended September 30, 2022
The Inflation-Linked Bond Fund returned -7.08% for the Institutional Class, compared with the -7.22% return of its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. For the one-year period ended September
30, 2022, the Fund returned -7.17% versus -7.44% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.
Inflation-protected bonds, as measured by the TIPS 1–10 Year Index, outperformed the Bloomberg U.S. Aggregate Bond
Index. Despite a period of economic contraction, a tight labor market helped consumer spending remain strong, while energy prices reacted to global supply pressure. These factors contributed to elevated inflation levels that benefited TIPS.
Fund outperformed its benchmark
The Fund declined for the six-month period but surpassed its benchmark. The Fund’s favorable yield curve positioning—how the Fund was invested across different bond maturities—in the U.S. Treasuries sector enhanced its relative performance versus the benchmark. Treasuries accounted for 96.8% of the Fund’s overall holdings as of September 30, 2022. Conversely, the Fund’s out-of-benchmark holdings in mortgage-backed securities modestly hampered performance relative to the benchmark.
During the period, the Fund’s portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics to remain in line with those of its benchmark.
Short Duration Impact Bond Fund
Performance for the six months ended September 30, 2022
The Short Duration Impact Bond Fund returned -2.07% for the Institutional Class, compared with the -2.10% return of its benchmark, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2022, the Fund returned -4.93% versus -5.07% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.

Portfolio managers’ comments

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
continued
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.
All sectors in the benchmark declined
All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted negative returns for the six months.
Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 67.6%, returned –2.1%. Corporate bonds—
the second-largest sector with a weighting of 22.6%—was the index’s worst-performing component with a return of –2.2%.
Government agency bonds performed best at −2.0%, while government credit securities returned –2.2%.
Fund outperformed its benchmark
The Fund declined but surpassed its benchmark for the period. Overall, the Fund’s yield curve positioning—how the Fund was invested across different bond maturities—as well as security selection and an underweight position in the Treasuries sector contributed most to its relative performance.
By contrast, the Fund’s out-of-benchmark allocations to the asset-backed securities and commercial mortgage-backed securities sectors detracted most from its relative return. An allocation to government agency bonds and an overweight in the corporate bond sector further hampered performance.
Short-Term Bond Fund
Performance for the six months ended September 30, 2022
The Short-Term Bond Fund returned -2.01% for the Institutional Class, compared with the -2.10% return of its benchmark, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2022, the Fund returned -4.25% versus -5.07% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.
All sectors in the benchmark declined
All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted negative returns for the six months.
Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 67.6%, returned –2.1%. Corporate bonds—
the second-largest sector with a weighting of 22.6%—was the index’s worst-performing component with a return of –2.2%.
Government agency bonds performed best at −2.0%, while government credit securities returned –2.2%.
Fund outperformed its benchmark
The Fund lost ground but outperformed its benchmark for the period by a solid margin. Overall, the Fund’s yield curve positioning—how the Fund was invested across different bond maturities—contributed most to its relative performance.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Portfolio managers’ comments
continued
By contrast, the Fund’s out-of-benchmark allocations to the asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities and municipal bond sectors detracted most from its relative return. An allocation to government credit securities and an overweight in the corporate bond sector also detracted.
Short-Term Bond Index Fund
Performance for the six months ended September 30, 2022
The Short-Term Bond Index Fund returned -2.13% for the Institutional Class, compared with the -2.10% return of its benchmark, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2022, the Fund returned -5.10% versus -5.07% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
All major segments of the fixed-income market recorded losses for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, declined. High-yield bonds experienced the largest setback. U.S. Treasury inflation-protected securities (TIPS), municipal bonds and short-term bonds all registered smaller losses.
All sectors in the benchmark declined
All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted negative returns for the six months.
Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 67.6%, returned –2.1%. Corporate bonds—
the second-largest sector with a weighting of 22.6%—was the index’s worst-performing component with a return of –2.2%.
Government agency bonds performed best at −2.0%, while government credit securities returned –2.2%.
Fund slightly underperformed its benchmark
For the six months, the Fund slightly underperformed its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.
The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have investment characteristics that are similar to securities held in the index. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.
Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.
Money Market Fund
Performance for the six months ended September 30, 2022
The Money Market Fund returned 0.62% for the Institutional Class, compared with the 0.52% return of its benchmark, the
iMoneyNet Money Fund Averages™—All Government. For the one-year period ended September 30, 2022, the Fund returned
0.62% versus 0.53% for the index. The performance table shows returns for all share classes of the Fund.

Portfolio managers’ comments

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
concluded
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
Short-term rates are expected to continue rising
Although inflation presents an economic challenge for the United States in 2022, the increase in short-term bond yields during the period—a trend that is expected to continue—was a positive sign for money market investments. Moreover, the Fed’s policy of raising short-term rates to combat inflation should continue to bode well for yields on the short-term government securities in which the Fund invests. Floating-rate debt securities, which made up approximately one-third of the
Fund’s portfolio at period-end, stand to benefit as short-term interest rates increase. The “secured overnight financing rate”
(SOFR)—a key indicator of short-term government money market rates—increased dramatically from 0.30% on April 1, 2022, to 2.98% on September 30, 2022.
Fund outperformed the iMoneyNet average
For the period, the return of the Money Market Fund surpassed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding higher-yielding floating-rate government agency paper, which benefited the Fund’s performance. As of September 27, 2022, the Fund’s weighted average maturity was 31 days, versus 18 days for the iMoneyNet government fund average. iMoneyNet releases their data on a weekly basis, and September 27 was the last date of release for the month.

Bond Index Fund

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
Bond Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/14/09 -9.26% -14.75% -0.42% 0.74% 0.07% 0.07%
Advisor Class 12/4/15 -9.30 -14.83 -0.52 0.68
†
0.17 0.17
Premier Class 9/30/09 -9.33 -14.88 -0.55 0.59 0.22 0.22
Retirement Class 9/14/09 -9.46 -15.04 -0.67 0.48 0.32 0.32
Retail Class 9/14/09 -9.49 -15.06 -0.73 0.41 0.42 0.42
Class W 9/28/18 -9.22 -14.68 -0.34
†
0.78
†
0.07 0.00
Bloomberg U.S. Aggregate
Bond Index – -9.22 -14.60 -0.27 0.89 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2022
Net assets $
18.86
billion
Portfolio turnover rate
*
12%
Number of issues 8,142
Option-adjusted duration
‡
6.23 years
Average maturity
§
8.69 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Government bonds
72.7
Corporate bonds
24.2
Structured assets
2.5
Short-term investments,
other assets & liabilities, net 0.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 1.0
1-3 years 17.8
3-5 years 21.0
5-10 years 35.9
Over 10 years 24.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
U.S. Treasury & U.S. agency securities* 68.8
Aaa/AAA 4.3
Aa/AA 3.2
A/A 11.0
Baa/BBB 12.7
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Bond Fund

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Total return Average annual total return Annual operating expenses
*
Core Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 7/1/99 -9.63% -15.15% -0.11% 1.37% 0.29% 0.29%
Advisor Class 12/4/15 -9.68 -15.17 -0.23 1.31
†
0.42 0.42
Premier Class 9/30/09 -9.70 -15.28 -0.28 1.22 0.44 0.44
Retirement Class 3/31/06 -9.73 -15.32 -0.35 1.12 0.54 0.54
Retail Class 3/31/06 -9.77 -15.35 -0.39 1.08 0.59 0.59
Class W 9/28/18 -9.50 -14.91 0.12
†
1.49
†
0.29 0.00
Bloomberg U.S. Aggregate
Bond Index – -9.22 -14.60 -0.27 0.89 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2022
Net assets $
9.07
billion
Portfolio turnover rate
*
95%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions
*
60%
Number of issues 1,996
Option-adjusted duration
‡
6.10 years
Average maturity
§
8.98 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Government bonds
45.5
Corporate bonds
34.7
Structured assets
15.9
Bank loan obligations
1.1
Preferred stocks
0.1
Short-term investments,
other assets & liabilities, net 2.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 1.5
1-3 years 17.1
3-5 years 14.4
5-10 years 43.3
Over 10 years 23.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
U.S. Treasury & U.S. agency securities* 39.9
Aaa/AAA 5.2
Aa/AA 7.5
A/A 12.9
Baa/BBB 25.0
Ba/BB 4.5
B/B 2.4
Below B/B 0.2
Non-rated 2.4
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Core Bond Fund
concluded
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.

Core Impact Bond Fund

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Total return Average annual total return Annual operating expenses
*
Core Impact Bond Fund
Inception date 6 months 1 year 5 years
Since
inception gross net
Institutional Class 9/21/12 - 9 .61% - 15 .14% - 0 .16% 1 .49% 0 .38% 0 .38%
Advisor Class 12/4/15 - 9 .73 - 15 .27 - 0 .25 1 .43
†
0 .44 0 .44
Premier Class 9/21/12 - 9 .78 - 15 .36 - 0 .35 1 .33 0 .58 0 .55
Retirement Class 9/21/12 - 9 .81 - 15 .43 - 0 .41 1 .24 0 .63 0 .63
Retail Class 9/21/12 - 9 .83 - 15 .46 - 0 .45 1 .20 0 .64 0 .64
Bloomberg U.S. Aggregate
Bond Index – - 9 .22 - 14 .60 - 0 .27 0 .89 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
as of 9/30/2022
Net assets $
6.01
billion
Portfolio turnover rate
*
93%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions
*
67%
Number of issues 1,041
Option-adjusted duration
‡
6.16 years
Average maturity
§
9.45 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Government bonds
52.3
Corporate bonds
32.0
Structured assets
13.1
Preferred stocks
0.8
Bank loan obligations
0.6
Short-term investments,
other assets & liabilities, net 1.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 4.3
1-3 years 13.4
3-5 years 13.8
5-10 years 43.7
Over 10 years 24.8
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
U.S. Treasury & U.S. agency securities* 35.1
Aaa/AAA 10.3
Aa/AA 10.7
A/A 16.4
Baa/BBB 18.7
Ba/BB 2.9
B/B 0.4
Below B/B 0.0
Non-rated 5.5
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Core Impact Bond Fund
concluded
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.

Core Plus Bond Fund

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Total return Average annual total return Annual operating expenses
*
Core Plus Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 -9.97% -15.25% 0.04% 1.58% 0.30% 0.30%
Advisor Class 12/4/15 -10.00 -15.30 -0.03 1.54
†
0.38 0.38
Premier Class 9/30/09 -10.04 -15.38 -0.09 1.43 0.45 0.45
Retirement Class 3/31/06 -9.97 -15.35 -0.18 1.34 0.55 0.55
Retail Class 3/31/06 -10.09 -15.44 -0.25 1.27 0.61 0.61
Class W 9/28/18 -9.84 -14.99 0.27
†
1.70
†
0.30 0.00
Bloomberg U.S. Aggregate
Bond Index – -9.22 -14.60 -0.27 0.89 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2022
Net assets $
4.34
billion
Portfolio turnover rate
*
90%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions
*
72%
Number of issues 1,692
Option-adjusted duration
‡
6.08 years
Average maturity
§
8.89 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Government bonds
38.5
Corporate bonds
37.4
Structured assets
18.1
Bank loan obligations
1.6
Preferred stocks
0.2
Short-term investments,
other assets & liabilities, net 4.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 2.8
1-3 years 11.1
3-5 years 16.1
5-10 years 45.4
Over 10 years 24.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
U.S. Treasury & U.S. agency securities* 34.3
Aaa/AAA 3.3
Aa/AA 5.4
A/A 11.4
Baa/BBB 27.5
Ba/BB 9.6
B/B 4.3
Below B/B 0.5
Non-rated 3.7
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Core Plus Bond Fund
concluded
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.

5–15 Year Laddered Tax-Exempt Bond Fund

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
5–15 Year Laddered Tax-
Exempt Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 - 6 .16% - 12 .30% 0 .29% 1 .15% 0 .33% 0 .30%
Advisor Class 12/4/15 - 6 .21 - 12 .47 0 .19 1 .10
†
0 .43 0 .40
Retail Class 3/31/06 - 6 .28 - 12 .58 0 .02 0 .88 0 .61 0 .58
Bloomberg 10-Year
Municipal Bond Index – - 4 .65 - 10 .10 0 .92 2 .05 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
as of 9/30/2022
Net assets $
243.02
million
Portfolio turnover rate
*
1%
Number of issues 247
Option-adjusted duration
‡
5.32 years
Average maturity
§
8.96 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Government bonds
96.3
Short-term investments,
other assets & liabilities, net 3.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 0.5
1-3 years 4.9
3-5 years 16.4
5-10 years 39.6
Over 10 years 38.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Aaa/AAA 1.1
Aa/AA 27.0
A/A 53.0
Baa/BBB 14.8
Ba/BB 3.3
B/B 0.1
Non-rated 0.7
Total 100.0

Green Bond Fund

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return
Average annual
total return Annual operating expenses
*
Green Bond Fund
Inception date 6 months 1 year since inception gross net
Institutional Class 11/16/18 - 9 .08% - 14 .50% 0 .56% 0 .81% 0 .45%
Advisor Class 11/16/18 - 9 .09 - 14 .53 0 .53 0 .83 0 .60
Premier Class 11/16/18 - 9 .15 - 14 .63 0 .43 0 .97 0 .60
Retirement Class 11/16/18 - 9 .15 - 14 .63 0 .42 1 .06 0 .70
Retail Class 11/16/18 - 9 .21 - 14 .74 0 .29 1 .33 0 .80
Bloomberg MSCI U.S. Green Bond Index – - 8 .57 - 14 .43 0 .55
†
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
Performance is calculated from the inception date of the Institutional Class.
as of 9/30/2022
Net assets $
135.88
million
Portfolio turnover rate
*
16%
Number of issues 239
Option-adjusted duration
‡
5.39 years
Average maturity
§
8.01 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Corporate bonds
55.8
Government bonds
21.0
Structured assets
15.7
Bank loan obligations
1.4
Preferred stocks
0.8
Short-term investments,
other assets & liabilities, net 5.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 5.3
1-3 years 17.9
3-5 years 17.4
5-10 years 40.1
Over 10 years 19.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
U.S. Treasury & U.S. agency securities* 2.2
Aaa/AAA 16.0
Aa/AA 11.1
A/A 32.5
Baa/BBB 20.7
Ba/BB 5.5
B/B 0.5
Non-rated 11.5
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

High-Yield Fund

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the ICE BofA Index
composite ratings methodology, which is a simple average
of ratings from Moody's, Standard & Poor's and Fitch.
If only two of the designated agencies rate a bond, the
composite rating is based on an average of the two.
Likewise, if only one of the designated agencies rates a
bond, the composite rating is based on that one rating.
Total return Average annual total return Annual operating expenses
*
High-Yield Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 -10.29% -13.02% 1.03% 3.34% 0.36% 0.36%
Advisor Class 12/4/15 -10.36 -13.14 0.91 3.26
†
0.47 0.47
Premier Class 9/30/09 -10.34 -13.13 0.90 3.20 0.51 0.51
Retirement Class 3/31/06 -10.40 -13.23 0.77 3.09 0.61 0.61
Retail Class 3/31/06 -10.48 -13.28 0.74 3.06 0.65 0.65
Class W 9/28/18 -10.13 -12.71 1.30
†
3.48
†
0.36 0.00
ICE BofA BB-B U.S. Cash Pay
High Yield Constrained Index – -10.17 -13.66 1.52 3.81 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2022
Net assets $
2.48
billion
Portfolio turnover rate
*
22%
Number of issues 312
Option-adjusted duration
‡
4.22 years
Average maturity
§
6.06 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Corporate bonds
90.4
Bank loan obligations
5.2
Common stocks
0.4
Short-term investments,
other assets & liabilities, net 4.0
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 0.9
1-3 years 3.8
3-5 years 28.5
5-10 years 64.7
Over 10 years 2.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Baa/BBB 0.2
Ba/BB 54.2
B/B 42.5
Below B/B 2.1
Non-rated 1.0
Total 100.0

Inflation-Linked Bond Fund

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
Inflation-Linked Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 -7.08% -7.17% 2.14% 0.85% 0.25% 0.25%
Advisor Class 12/4/15 -7.13 -7.34 2.04 0.79
†
0.35 0.35
Premier Class 9/30/09 -7.17 -7.32 1.98 0.70 0.40 0.40
Retirement Class 3/31/06 -7.23 -7.43 1.87 0.60 0.50 0.50
Retail Class 10/1/02 -7.27 -7.47 1.82 0.53 0.57 0.57
Class W 9/28/18 -6.97 -6.95 2.33
†
0.94
†
0.25 0.00
Bloomberg U.S. Treasury
Inflation Protected Securities
(TIPS) 1-10 Year Index – -7.22 -7.44 2.27 1.17 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2022
Net assets $
2.69
billion
Portfolio turnover rate
*
4%
Number of issues 48
Option-adjusted duration
‡
4.41 years
Average maturity
§
4.66 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Government bonds
98.8
Short-term investments,
other assets & liabilities, net 1.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 1.9
1-3 years 27.2
3-5 years 32.3
5-10 years 37.3
Over 10 years 1.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
U.S. Treasury & U.S. agency securities* 99.6
Non-rated 0.4
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short Duration Impact Bond Fund

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return
Average annual
total return Annual operating expenses
*
Short Duration Impact Bond Fund
Inception date 6 months 1 year since inception gross net
Institutional Class 11/16/18 - 2 .07% - 4 .93% 1 .39% 0 .96% 0 .35%
Advisor Class 11/16/18 - 2 .09 - 4 .98 1 .35 1 .01 0 .50
Premier Class 11/16/18 - 2 .15 - 5 .08 1 .23 1 .12 0 .50
Retirement Class 11/16/18 - 2 .19 - 5 .16 1 .14 1 .22 0 .60
Retail Class 11/16/18 - 2 .18 - 5 .16 1 .11 1 .89 0 .70
Bloomberg U.S. 1-3 Year Government/Credit Bond
Index – - 2 .10 - 5 .07 0 .77
†
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
Performance is calculated from the inception date of the Institutional Class.
as of 9/30/2022
Net assets $
59.28
million
Portfolio turnover rate
*
103%
Number of issues 133
Option-adjusted duration
‡
1.65 years
Average maturity
§
2.54 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Government bonds
59.0
Corporate bonds
19.3
Structured assets
17.5
Bank loan obligations
3.2
Short-term investments,
other assets & liabilities, net 1.0
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 23.7
1-3 years 51.3
3-5 years 14.8
5-10 years 8.7
Over 10 years 1.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
U.S. Treasury & U.S. agency securities* 36.3
Aaa/AAA 13.6
Aa/AA 7.7
A/A 10.0
Baa/BBB 8.5
Ba/BB 4.2
B/B 0.8
Non-rated 18.9
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short-Term Bond Fund

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Total return Average annual total return Annual operating expenses
*
Short-Term Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 -2.01% -4.25% 1.07% 1.20% 0.26% 0.26%
Advisor Class 12/4/15 -2.16 -4.43 0.98 1.14
†
0.35 0.35
Premier Class 9/30/09 -2.08 -4.39 0.92 1.05 0.42 0.42
Retirement Class 3/31/06 -2.13 -4.57 0.82 0.95 0.51 0.51
Retail Class 3/31/06 -2.26 -4.60 0.75 0.89 0.57 0.57
Class W 9/28/18 -1.88 -3.99 1.28
†
1.31
†
0.26 0.00
Bloomberg U.S. 1-3 Year
Government/Credit Bond
Index – -2.10 -5.07 0.70 0.81 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2022
Net assets $
1.86
billion
Portfolio turnover rate
*
65%
Number of issues 395
Option-adjusted duration
‡
1.61 years
Average maturity
§
2.36 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Government bonds
39.7
Corporate bonds
32.2
Structured assets
22.5
Bank loan obligations
2.0
Short-term investments,
other assets & liabilities, net 3.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 17.6
1-3 years 55.5
3-5 years 17.1
5-10 years 8.7
Over 10 years 1.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
U.S. Treasury & U.S. agency securities* 25.6
Aaa/AAA 8.5
Aa/AA 13.7
A/A 23.2
Baa/BBB 20.2
Ba/BB 4.6
B/B 0.7
Below B/B 0.1
Non-rated 3.4
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short-Term Bond Fund

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
concluded
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.

Short-Term Bond Index Fund

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
Short-Term Bond Index Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 8/7/15 -2.13% -5.10% 0.61% 0.68% 0.09% 0.09%
Advisor Class 12/4/15 -2.19 -5.31 0.46 0.56
†
0.20 0.20
Premier Class 8/7/15 -2.21 -5.26 0.44 0.52 0.25 0.25
Retirement Class 8/7/15 -2.25 -5.34 0.36 0.43 0.34 0.34
Retail Class 8/7/15 -2.26 -5.46 0.26 0.34 0.82 0.46
Class W 9/28/18 -2.09 -5.01 0.70
†
0.74
†
0.09 0.00
Bloomberg U.S. 1-3 Year
Government/Credit Bond
Index – -2.10 -5.07 0.70 0.81
‡
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡
Performance is calculated from the inception date of the Institutional Class.
as of 9/30/2022
Net assets $
1.35
billion
Portfolio turnover rate
*
39%
Number of issues 680
Option-adjusted duration
‡
1.89 years
Average maturity
§
1.98 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2022–September 30, 2022,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 9/30/2022
Government bonds
76.4
Corporate bonds
23.1
Short-term investments,
other assets & liabilities, net 0.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
Less than 1 year 3.1
1-3 years 96.6
3-5 years 0.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2022
U.S. Treasury & U.S. agency securities* 68.7
Aaa/AAA 4.4
Aa/AA 4.0
A/A 12.3
Baa/BBB 10.6
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Money Market Fund

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.
You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus.
The current yield more closely reflects current earnings than does the total return.
Fund profile Portfolio composition Net annualized yield
Total return Average annual total return Annual operating expenses
*
Money Market Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 7/1/99 0.62% 0.62% 1.02% 0.60% 0.13% 0.13%
Advisor Class 12/4/15 0.60 0.60 1.02 0.59
†
0.23 0.23
Premier Class 9/30/09 0.56 0.56 0.93 0.51 0.27 0.27
Retirement Class 3/31/06 0.56 0.56 0.92 0.49 0.38 0.38
Retail Class 3/31/06 0.48 0.48 0.82 0.43 0.48 0.48
iMoneyNet Money Fund
Averages™—All Government
§
– 0.52 0.53 0.84 0.46 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Teachers Advisors, and its affiliates, have agreed to voluntarily waive a portion of the expenses of the Fund to the extent needed to maintain a non-negative yield. This waiver may be terminated at any time. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.
as of 9/30/2022
Net assets $
1.52
billion
Number of issues 134
Sector
% of net assets
as of 9/30/2022
U.S. government agency securities* 47.4
Floating-rate securities, government* 29.2
U.S. Treasury securities* 15.9
Repurchase agreements 7.5
Other assets & liabilities, net 0.0
Total 100.0
*
These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended September 27,
2022)
‡
Current
yield
Effective
yield
Money Market Fund
Institutional Class 2.38% 2.41%
Advisor Class 2.34 2.37
Premier Class 2.27 2.29
Retirement Class 2.27 2.29
Retail Class 2.09 2.11
iMoneyNet Money
Fund Averages™—
All Government
§
2.39 2.42
The current yield more closely reflects current
earnings than does the total return.
‡
Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.

TIAA-CREF Funds: Fixed Income Funds 2022 Semiannual Report
Expense examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( April 1, 2022 – September 30, 2022 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
8.1
Bond Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$907.41 $906.95 $906.72 $905.40 $905.14 $907.75
Expenses incurred during the period*
$0.37 $0.84 $1.09 $1.56 $1.83 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.68 $1,024.18 $1,023.93 $1,023.43 $1,023.15 $1,025.06
Expenses incurred during the period*
$0.39 $0.90 $1.15 $1.66 $1.94 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.08% for
Institutional Class, 0.18% for Advisor Class, 0.23% for Premier Class, 0.33% for Retirement Class, 0.38% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense examples

2022 Semiannual Report TIAA-CREF Funds: Fixed Income Funds
continued
8.2
Core Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$903.72 $903.21 $903.04 $902.66 $902.34 $905.02
Expenses incurred during the period*
$1.37 $2.02 $2.08 $2.56 $2.77 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.63 $1,022.95 $1,022.88 $1,022.38 $1,022.15 $1,025.06
Expenses incurred during the period*
$1.45 $2.15 $2.21 $2.72 $2.95 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.29% for
Institutional Class, 0.42% for Advisor Class, 0.44% for Premier Class, 0.54% for Retirement Class, 0.58% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.3
Core Impact Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$903.92 $902.72 $902.19 $901.86 $901.69
Expenses incurred during the period*
$1.72 $2.02 $2.57 $2.91 $2.97
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.26 $1,022.95 $1,022.37 $1,022.00 $1,021.94
Expenses incurred during the period*
$1.83 $2.15 $2.73 $3.10 $3.16
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.36% for
Institutional Class, 0.42% for Advisor Class, 0.54% for Premier Class, 0.61% for Retirement Class and 0.62% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.4
Core Plus Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$900.27 $900.04 $899.59 $900.26 $899.05 $901.63
Expenses incurred during the period*
$1.43 $1.79 $2.14 $2.62 $2.95 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.56 $1,023.18 $1,022.81 $1,022.31 $1,021.96 $1,025.06
Expenses incurred during the period*
$1.52 $1.91 $2.28 $2.79 $3.14 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.30% for
Institutional Class, 0.38% for Advisor Class, 0.45% for Premier Class, 0.55% for Retirement Class, 0.62% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

TIAA-CREF Funds: Fixed Income Funds 2022 Semiannual Report
Expense examples
continued
8.5
5–15 Year Laddered Tax-Exempt Bond Fund
Share Class
Institutional
Class
Advisor
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$938.41 $937.95 $937.15
Expenses incurred during the period*
$1.46 $1.86 $2.82
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.56 $1,023.15 $1,022.15
Expenses incurred during the period*
$1.52 $1.94 $2.95
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.30% for
Institutional Class, 0.38% for Advisor Class and 0.58% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement.
Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.6
Green Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$909.22 $909.08 $908.53 $908.47 $907.93
Expenses incurred during the period*
$2.00 $2.30 $2.72 $2.78 $3.35
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.97 $1,022.66 $1,022.22 $1,022.15 $1,021.56
Expenses incurred during the period*
$2.12 $2.44 $2.88 $2.95 $3.55
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.42% for
Institutional Class, 0.48% for Advisor Class, 0.57% for Premier Class, 0.58% for Retirement Class and 0.70% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.7
High-Yield Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$897.11 $896.39 $896.58 $895.98 $895.23 $898.67
Expenses incurred during the period*
$1.64 $2.25 $2.36 $2.83 $3.04 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.34 $1,022.70 $1,022.58 $1,022.08 $1,021.86 $1,025.06
Expenses incurred during the period*
$1.75 $2.40 $2.51 $3.02 $3.24 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.35% for
Institutional Class, 0.47% for Advisor Class, 0.50% for Premier Class, 0.60% for Retirement Class, 0.64% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense examples

2022 Semiannual Report TIAA-CREF Funds: Fixed Income Funds
continued
8.8
Inflation-Linked Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$929.16 $928.70 $928.33 $927.70 $927.34 $930.27
Expenses incurred during the period*
$1.12 $1.59 $1.85 $2.33 $2.62 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.91 $1,023.42 $1,023.15 $1,022.65 $1,022.35 $1,025.06
Expenses incurred during the period*
$1.17 $1.66 $1.94 $2.44 $2.75 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.23% for
Institutional Class, 0.33% for Advisor Class, 0.38% for Premier Class, 0.48% for Retirement Class, 0.54% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.9
Short Duration Impact Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$979.31 $979.07 $978.55 $978.06 $978.21
Expenses incurred during the period*
$1.69 $1.95 $2.45 $2.95 $2.79
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.36 $1,023.10 $1,022.59 $1,022.08 $1,022.24
Expenses incurred during the period*
$1.73 $1.99 $2.51 $3.02 $2.86
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.34% for
Institutional Class, 0.39% for Advisor Class, 0.49% for Premier Class, 0.60% for Retirement Class and 0.56% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
9.01
Short-Term Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$979.88 $978.43 $979.18 $978.69 $977.42 $981.18
Expenses incurred during the period*
$1.32 $1.78 $2.07 $2.56 $2.83 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.73 $1,023.27 $1,022.98 $1,022.48 $1,022.21 $1,025.06
Expenses incurred during the period*
$1.35 $1.82 $2.11 $2.62 $2.89 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.27% for
Institutional Class, 0.36% for Advisor Class, 0.42% for Premier Class, 0.52% for Retirement Class, 0.57% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

TIAA-CREF Funds: Fixed Income Funds 2022 Semiannual Report
Expense examples
concluded
9.1
Short-Term Bond Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$978.69 $978.10 $977.90 $977.47 $977.36 $979.10
Expenses incurred during the period*
$0.42 $1.00 $1.17 $1.66 $1.72 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.64 $1,024.06 $1,023.88 $1,023.39 $1,023.33 $1,025.06
Expenses incurred during the period*
$0.43 $1.02 $1.20 $1.70 $1.76 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.09% for
Institutional Class, 0.20% for Advisor Class, 0.24% for Premier Class, 0.34% for Retirement Class, 0.35% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
9.2
Money Market Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,006.23 $1,006.01 $1,005.64 $1,005.64 $1,004.77
Expenses incurred during the period*
$0.62 $0.83 $1.21 $1.21 $2.07
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.45 $1,024.24 $1,023.87 $1,023.87 $1,023.00
Expenses incurred during the period*
$0.62 $0.84 $1.22 $1.22 $2.09
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.12% for
Institutional Class, 0.17% for Advisor Class, 0.24% for Premier Class, 0.24% for Retirement Class and 0.41% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Bond Index Fund September 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 99.4%
CORPORATE BONDS - 24 .2%
AUTOMOBILES & COMPONENTS - 0 .1%
$ 100,000 Aptiv plc 4 .350% 03/15/29 $ 90,490
600,000 Aptiv plc 3 .250 03/01/32 477,691
100,000 Aptiv plc 4 .400 10/01/46 73,210
575,000 Aptiv plc 5 .400 03/15/49 470,860
1,500,000 Aptiv plc 3 .100 12/01/51 839,988
1,000,000 Aptiv plc 4 .150 05/01/52 673,468
200,000 BorgWarner, Inc 3 .375 03/15/25 191,567
1,650,000 BorgWarner, Inc 2 .650 07/01/27 1,437,845
200,000 BorgWarner, Inc 4 .375 03/15/45 151,322
125,000 General Motors Co 4 .875 10/02/23 124,485
500,000 General Motors Co 5 .400 10/02/23 500,050
500,000 General Motors Co 6 .125 10/01/25 500,217
500,000 e General Motors Co 4 .200 10/01/27 457,773
500,000 General Motors Co 6 .800 10/01/27 505,305
700,000 General Motors Co 5 .000 10/01/28 643,908
375,000 General Motors Co 5 .400 10/15/29 345,768
450,000 General Motors Co 5 .600 10/15/32 401,691
900,000 General Motors Co 6 .600 04/01/36 841,433
700,000 General Motors Co 5 .150 04/01/38 563,121
150,000 General Motors Co 6 .250 10/02/43 130,294
175,000 General Motors Co 5 .200 04/01/45 133,249
350,000 General Motors Co 6 .750 04/01/46 318,678
500,000 General Motors Co 5 .400 04/01/48 390,258
900,000 General Motors Co 5 .950 04/01/49 750,717
175,000 Harley-Davidson, Inc 3 .500 07/28/25 165,015
200,000 Harley-Davidson, Inc 4 .625 07/28/45 146,511
2,000,000 Honda Motor Co Ltd 2 .534 03/10/27 1,808,675
326,000 Lear Corp 3 .800 09/15/27 297,476
400,000 Lear Corp 4 .250 05/15/29 352,594
500,000 Lear Corp 3 .500 05/30/30 410,203
600,000 e Lear Corp 2 .600 01/15/32 443,816
550,000 Lear Corp 5 .250 05/15/49 435,574
1,000,000 Lear Corp 3 .550 01/15/52 594,172
300,000 Magna International, Inc 3 .625 06/15/24 294,126
600,000 Magna International, Inc 4 .150 10/01/25 585,249
175,000 Magna International, Inc 2 .450 06/15/30 141,711
1,000,000 Toyota Motor Corp 1 .339 03/25/26 887,115
300,000 e Toyota Motor Corp 3 .669 07/20/28 280,914
1,000,000 e Toyota Motor Corp 2 .362 03/25/31 822,240
TOTAL AUTOMOBILES & COMPONENTS 18,678,779
BANKS - 4 .2%
525,000 Australia & New Zealand Banking Group Ltd 3 .700 11/16/25 506,390
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 0 .875 09/18/23 960,850
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1 .125 09/18/25 880,294
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 965,133
1,000,000 Banco Santander S.A. 3 .892 05/24/24 973,390
800,000 Banco Santander S.A. 2 .706 06/27/24 763,693
600,000 Banco Santander S.A. 2 .746 05/28/25 548,610
400,000 Banco Santander S.A. 5 .179 11/19/25 385,933
1,600,000 Banco Santander S.A. 1 .849 03/25/26 1,381,567
600,000 Banco Santander S.A. 4 .250 04/11/27 551,310
1,600,000 Banco Santander S.A. 5 .294 08/18/27 1,507,125
1,200,000 Banco Santander S.A. 1 .722 09/14/27 992,729
675,000 Banco Santander S.A. 3 .800 02/23/28 584,928
1,000,000 Banco Santander S.A. 4 .175 03/24/28 901,121

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,800,000 Banco Santander S.A. 4 .379% 04/12/28 $ 1,605,406
600,000 Banco Santander S.A. 3 .306 06/27/29 509,194
400,000 Banco Santander S.A. 3 .490 05/28/30 320,864
2,000,000 Banco Santander S.A. 2 .749 12/03/30 1,414,170
1,000,000 e Banco Santander S.A. 2 .958 03/25/31 758,303
2,000,000 Banco Santander S.A. 3 .225 11/22/32 1,401,846
10,300,000 Bank of America Corp 3 .458 03/15/25 9,974,394
3,550,000 Bank of America Corp 3 .950 04/21/25 3,422,811
2,000,000 Bank of America Corp 3 .841 04/25/25 1,945,632
3,000,000 Bank of America Corp 0 .981 09/25/25 2,729,500
3,000,000 Bank of America Corp 3 .093 10/01/25 2,849,734
725,000 Bank of America Corp 2 .456 10/22/25 678,806
4,000,000 Bank of America Corp 3 .366 01/23/26 3,789,961
3,000,000 Bank of America Corp 2 .015 02/13/26 2,750,049
5,000,000 Bank of America Corp 1 .319 06/19/26 4,437,989
2,000,000 Bank of America Corp 4 .827 07/22/26 1,955,388
4,500,000 Bank of America Corp 1 .197 10/24/26 3,926,490
5,000,000 Bank of America Corp 1 .658 03/11/27 4,332,480
7,800,000 Bank of America Corp 3 .559 04/23/27 7,200,767
4,500,000 Bank of America Corp 1 .734 07/22/27 3,860,680
2,000,000 Bank of America Corp 2 .551 02/04/28 1,740,121
3,000,000 Bank of America Corp 4 .376 04/27/28 2,811,107
2,000,000 Bank of America Corp 3 .593 07/21/28 1,806,334
2,000,000 Bank of America Corp 4 .948 07/22/28 1,921,668
5,690,000 Bank of America Corp 3 .419 12/20/28 5,052,145
1,250,000 Bank of America Corp 3 .970 03/05/29 1,130,872
3,000,000 Bank of America Corp 2 .087 06/14/29 2,437,904
1,400,000 Bank of America Corp 4 .271 07/23/29 1,276,513
3,075,000 Bank of America Corp 3 .974 02/07/30 2,737,185
1,675,000 Bank of America Corp 3 .194 07/23/30 1,411,713
1,050,000 Bank of America Corp 2 .884 10/22/30 860,733
4,000,000 Bank of America Corp 2 .496 02/13/31 3,156,251
1,750,000 Bank of America Corp 2 .592 04/29/31 1,387,857
3,000,000 Bank of America Corp 1 .898 07/23/31 2,233,829
3,000,000 Bank of America Corp 1 .922 10/24/31 2,219,092
3,000,000 Bank of America Corp 2 .651 03/11/32 2,333,388
4,000,000 Bank of America Corp 2 .687 04/22/32 3,122,937
5,000,000 Bank of America Corp 2 .299 07/21/32 3,736,673
3,000,000 Bank of America Corp 2 .572 10/20/32 2,294,485
2,000,000 Bank of America Corp 2 .972 02/04/33 1,563,502
1,000,000 Bank of America Corp 4 .571 04/27/33 895,687
2,000,000 Bank of America Corp 5 .015 07/22/33 1,855,305
4,000,000 Bank of America Corp 2 .482 09/21/36 2,889,157
1,500,000 Bank of America Corp 6 .110 01/29/37 1,443,709
3,000,000 Bank of America Corp 3 .846 03/08/37 2,420,408
4,500,000 Bank of America Corp 4 .078 04/23/40 3,570,681
6,000,000 Bank of America Corp 2 .676 06/19/41 3,875,137
4,000,000 Bank of America Corp 3 .311 04/22/42 2,812,109
1,500,000 Bank of America Corp 5 .000 01/21/44 1,296,018
2,800,000 Bank of America Corp 4 .443 01/20/48 2,268,088
3,000,000 Bank of America Corp 3 .946 01/23/49 2,222,517
1,000,000 Bank of America Corp 2 .831 10/24/51 594,916
1,950,000 Bank of America Corp 3 .483 03/13/52 1,314,660
2,000,000 Bank of America Corp 2 .972 07/21/52 1,226,640
1,425,000 Bank of Montreal 3 .300 02/05/24 1,393,476
1,000,000 Bank of Montreal 2 .500 06/28/24 958,789
750,000 Bank of Montreal 1 .850 05/01/25 690,016
1,500,000 Bank of Montreal 1 .250 09/15/26 1,282,481
1,000,000 Bank of Montreal 0 .949 01/22/27 865,096
2,000,000 e Bank of Montreal 2 .650 03/08/27 1,783,422

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 4,000,000 Bank of Montreal 4 .700% 09/14/27 $ 3,859,913
750,000 Bank of Montreal 4 .338 10/05/28 739,696
425,000 Bank of Montreal 3 .803 12/15/32 368,529
2,000,000 Bank of Montreal 3 .088 01/10/37 1,491,403
750,000 Bank of Nova Scotia 2 .200 02/03/25 700,146
1,500,000 Bank of Nova Scotia 3 .450 04/11/25 1,436,704
2,000,000 Bank of Nova Scotia 1 .300 06/11/25 1,798,605
1,550,000 Bank of Nova Scotia 4 .500 12/16/25 1,495,686
2,000,000 Bank of Nova Scotia 1 .050 03/02/26 1,743,042
2,000,000 Bank of Nova Scotia 1 .350 06/24/26 1,742,391
1,000,000 e Bank of Nova Scotia 2 .700 08/03/26 910,283
3,000,000 Bank of Nova Scotia 1 .300 09/15/26 2,573,133
1,000,000 Bank of Nova Scotia 2 .450 02/02/32 760,494
750,000 Bank of Nova Scotia 4 .588 05/04/37 628,835
525,000 Barclays plc 4 .338 05/16/24 518,974
200,000 Barclays plc 4 .375 09/11/24 193,597
2,000,000 Barclays plc 1 .007 12/10/24 1,882,512
1,425,000 Barclays plc 3 .650 03/16/25 1,348,164
2,750,000 Barclays plc 3 .932 05/07/25 2,644,770
975,000 Barclays plc 4 .375 01/12/26 919,426
2,000,000 Barclays plc 2 .852 05/07/26 1,815,518
800,000 Barclays plc 5 .200 05/12/26 758,558
2,000,000 Barclays plc 2 .279 11/24/27 1,675,042
700,000 Barclays plc 4 .337 01/10/28 623,685
1,975,000 Barclays plc 4 .836 05/09/28 1,721,620
1,250,000 Barclays plc 5 .501 08/09/28 1,171,796
1,500,000 Barclays plc 4 .972 05/16/29 1,349,861
1,000,000 Barclays plc 5 .088 06/20/30 869,361
2,000,000 Barclays plc 2 .645 06/24/31 1,492,270
1,500,000 Barclays plc 2 .667 03/10/32 1,096,205
2,000,000 Barclays plc 2 .894 11/24/32 1,445,921
1,300,000 Barclays plc 5 .746 08/09/33 1,180,976
1,750,000 Barclays plc 3 .564 09/23/35 1,285,934
1,000,000 Barclays plc 3 .811 03/10/42 623,994
775,000 Barclays plc 5 .250 08/17/45 617,378
500,000 BBVA USA 3 .875 04/10/25 484,144
675,000 BNP Paribas S.A. 3 .250 03/03/23 670,925
500,000 Canadian Imperial Bank of Commerce 3 .500 09/13/23 494,265
750,000 Canadian Imperial Bank of Commerce 3 .100 04/02/24 729,954
1,000,000 Canadian Imperial Bank of Commerce 2 .250 01/28/25 937,318
1,000,000 Canadian Imperial Bank of Commerce 3 .945 08/04/25 965,899
1,000,000 Canadian Imperial Bank of Commerce 0 .950 10/23/25 881,486
1,000,000 Canadian Imperial Bank of Commerce 1 .250 06/22/26 864,680
1,500,000 e Canadian Imperial Bank of Commerce 3 .450 04/07/27 1,379,376
1,500,000 e Canadian Imperial Bank of Commerce 3 .600 04/07/32 1,267,700
1,500,000 Citigroup, Inc 4 .044 06/01/24 1,488,210
500,000 Citigroup, Inc 4 .000 08/05/24 488,991
1,250,000 Citigroup, Inc 0 .776 10/30/24 1,187,074
7,500,000 Citigroup, Inc 3 .352 04/24/25 7,232,738
2,000,000 Citigroup, Inc 0 .981 05/01/25 1,853,083
1,000,000 Citigroup, Inc 3 .700 01/12/26 947,529
750,000 Citigroup, Inc 4 .600 03/09/26 731,166
3,000,000 Citigroup, Inc 3 .106 04/08/26 2,811,805
3,000,000 Citigroup, Inc 5 .610 09/29/26 2,983,449
1,100,000 Citigroup, Inc 4 .300 11/20/26 1,040,808
4,000,000 Citigroup, Inc 1 .122 01/28/27 3,422,035
5,000,000 Citigroup, Inc 1 .462 06/09/27 4,256,995
1,500,000 Citigroup, Inc 4 .450 09/29/27 1,388,511
5,000,000 Citigroup, Inc 3 .070 02/24/28 4,456,252
3,000,000 Citigroup, Inc 4 .658 05/24/28 2,850,893

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Citigroup, Inc 3 .668% 07/24/28 $ 900,277
2,025,000 Citigroup, Inc 4 .125 07/25/28 1,826,765
4,000,000 Citigroup, Inc 4 .075 04/23/29 3,620,514
1,750,000 Citigroup, Inc 3 .980 03/20/30 1,552,931
5,000,000 Citigroup, Inc 2 .666 01/29/31 3,989,255
2,200,000 Citigroup, Inc 4 .412 03/31/31 1,973,684
6,000,000 Citigroup, Inc 2 .572 06/03/31 4,719,109
5,000,000 Citigroup, Inc 2 .561 05/01/32 3,838,317
175,000 Citigroup, Inc 6 .625 06/15/32 176,951
875,000 Citigroup, Inc 2 .520 11/03/32 663,020
4,000,000 Citigroup, Inc 3 .057 01/25/33 3,150,152
1,000,000 Citigroup, Inc 3 .785 03/17/33 838,257
1,775,000 Citigroup, Inc 4 .910 05/24/33 1,632,992
750,000 Citigroup, Inc 3 .878 01/24/39 588,082
325,000 Citigroup, Inc 8 .125 07/15/39 384,125
350,000 Citigroup, Inc 5 .875 01/30/42 334,999
2,000,000 Citigroup, Inc 2 .904 11/03/42 1,275,935
400,000 Citigroup, Inc 6 .675 09/13/43 407,311
125,000 Citigroup, Inc 5 .300 05/06/44 108,954
675,000 Citigroup, Inc 4 .650 07/30/45 545,234
3,075,000 Citigroup, Inc 4 .750 05/18/46 2,451,195
4,075,000 Citigroup, Inc 4 .650 07/23/48 3,315,100
500,000 Citizens Bank NA 3 .700 03/29/23 496,970
350,000 Citizens Bank NA 2 .250 04/28/25 324,784
250,000 Citizens Bank NA 3 .750 02/18/26 238,112
1,000,000 Citizens Bank NA 4 .575 08/09/28 952,248
500,000 Citizens Financial Group, Inc 2 .850 07/27/26 457,910
200,000 Citizens Financial Group, Inc 2 .500 02/06/30 157,718
450,000 Citizens Financial Group, Inc 3 .250 04/30/30 368,085
850,000 Citizens Financial Group, Inc 2 .638 09/30/32 619,712
500,000 Citizens Financial Group, Inc 5 .641 05/21/37 461,075
500,000 Comerica Bank 2 .500 07/23/24 479,060
200,000 Comerica Bank 4 .000 07/27/25 190,923
1,000,000 Comerica Bank 5 .332 08/25/33 930,487
550,000 Comerica, Inc 4 .000 02/01/29 510,345
2,000,000 Cooperatieve Rabobank UA 0 .375 01/12/24 1,889,553
300,000 Cooperatieve Rabobank UA 3 .875 08/22/24 293,840
2,050,000 Cooperatieve Rabobank UA 3 .375 05/21/25 1,971,093
600,000 Cooperatieve Rabobank UA 4 .375 08/04/25 573,323
2,700,000 Cooperatieve Rabobank UA 3 .750 07/21/26 2,487,252
550,000 Cooperatieve Rabobank UA 5 .250 05/24/41 541,801
400,000 Cooperatieve Rabobank UA 5 .750 12/01/43 364,779
1,600,000 Cooperatieve Rabobank UA 5 .250 08/04/45 1,359,621
1,350,000 Discover Bank 4 .200 08/08/23 1,341,670
1,000,000 Discover Bank 2 .450 09/12/24 945,838
200,000 Discover Bank 4 .250 03/13/26 189,228
1,125,000 Discover Bank 3 .450 07/27/26 1,024,124
300,000 Discover Bank 4 .682 08/09/28 287,673
350,000 Discover Bank 4 .650 09/13/28 317,448
325,000 Discover Bank 2 .700 02/06/30 255,133
450,000 Fifth Third Bancorp 4 .300 01/16/24 445,535
675,000 Fifth Third Bancorp 3 .650 01/25/24 662,422
300,000 Fifth Third Bancorp 2 .550 05/05/27 266,742
1,000,000 Fifth Third Bancorp 1 .707 11/01/27 865,142
500,000 Fifth Third Bancorp 3 .950 03/14/28 466,616
1,000,000 Fifth Third Bancorp 4 .055 04/25/28 938,534
140,000 Fifth Third Bancorp 8 .250 03/01/38 165,770
300,000 Fifth Third Bank 3 .950 07/28/25 293,125
2,400,000 Fifth Third Bank 3 .850 03/15/26 2,266,931
1,000,000 Fifth Third Bank 2 .250 02/01/27 888,591

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 First Citizens BancShares, Inc 3 .375% 03/15/30 $ 469,162
500,000 First Horizon Bank 5 .750 05/01/30 485,060
500,000 First Horizon National Corp 4 .000 05/26/25 482,096
175,000 First Republic Bank 4 .375 08/01/46 135,983
33,000 HSBC Bank USA NA 7 .000 01/15/39 34,719
2,625,000 HSBC Holdings plc 4 .250 03/14/24 2,569,503
2,325,000 e HSBC Holdings plc 3 .950 05/18/24 2,295,275
850,000 HSBC Holdings plc 0 .976 05/24/25 780,939
450,000 HSBC Holdings plc 4 .250 08/18/25 426,990
2,000,000 HSBC Holdings plc 2 .633 11/07/25 1,856,908
1,875,000 HSBC Holdings plc 4 .300 03/08/26 1,796,390
825,000 HSBC Holdings plc 1 .645 04/18/26 733,643
2,475,000 HSBC Holdings plc 3 .900 05/25/26 2,319,614
1,500,000 HSBC Holdings plc 2 .099 06/04/26 1,343,204
1,100,000 HSBC Holdings plc 4 .292 09/12/26 1,037,443
450,000 HSBC Holdings plc 4 .375 11/23/26 418,872
4,000,000 HSBC Holdings plc 1 .589 05/24/27 3,342,980
3,000,000 HSBC Holdings plc 2 .251 11/22/27 2,520,567
3,925,000 HSBC Holdings plc 4 .041 03/13/28 3,541,416
1,500,000 HSBC Holdings plc 4 .755 06/09/28 1,378,323
1,500,000 HSBC Holdings plc 5 .210 08/11/28 1,402,309
5,000,000 HSBC Holdings plc 2 .013 09/22/28 3,996,319
2,775,000 HSBC Holdings plc 4 .583 06/19/29 2,473,589
1,600,000 HSBC Holdings plc 2 .206 08/17/29 1,238,024
4,000,000 HSBC Holdings plc 3 .973 05/22/30 3,385,285
3,000,000 HSBC Holdings plc 2 .848 06/04/31 2,296,381
750,000 HSBC Holdings plc 2 .357 08/18/31 551,220
2,350,000 HSBC Holdings plc 2 .804 05/24/32 1,726,689
3,500,000 HSBC Holdings plc 2 .871 11/22/32 2,549,498
1,500,000 HSBC Holdings plc 4 .762 03/29/33 1,231,165
825,000 HSBC Holdings plc 5 .402 08/11/33 733,585
300,000 HSBC Holdings plc 6 .500 05/02/36 283,935
2,700,000 HSBC Holdings plc 6 .500 09/15/37 2,540,318
200,000 HSBC Holdings plc 6 .800 06/01/38 191,254
550,000 HSBC Holdings plc 6 .100 01/14/42 528,652
1,175,000 HSBC Holdings plc 5 .250 03/14/44 952,083
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,218,381
500,000 Huntington Bancshares, Inc 4 .000 05/15/25 484,785
1,000,000 Huntington Bancshares, Inc 4 .443 08/04/28 944,214
1,000,000 Huntington Bancshares, Inc 2 .550 02/04/30 807,358
500,000 Huntington Bancshares, Inc 5 .023 05/17/33 463,279
500,000 Huntington Bancshares, Inc 2 .487 08/15/36 353,599
1,000,000 e Huntington National Bank 4 .552 05/17/28 962,503
4,750,000 Industrial & Commercial Bank of China Ltd 3 .538 11/08/27 4,464,381
1,200,000 ING Groep NV 4 .100 10/02/23 1,185,012
575,000 ING Groep NV 3 .550 04/09/24 560,323
1,250,000 ING Groep NV 3 .950 03/29/27 1,149,750
1,500,000 ING Groep NV 1 .726 04/01/27 1,285,955
600,000 ING Groep NV 4 .017 03/28/28 544,784
500,000 ING Groep NV 4 .550 10/02/28 456,347
1,325,000 ING Groep NV 4 .050 04/09/29 1,167,093
475,000 ING Groep NV 2 .727 04/01/32 361,601
300,000 ING Groep NV 4 .252 03/28/33 254,289
500,000 JPMorgan Chase & Co 3 .375 05/01/23 496,844
475,000 JPMorgan Chase & Co 3 .875 02/01/24 469,385
1,525,000 JPMorgan Chase & Co 3 .625 05/13/24 1,498,829
1,575,000 JPMorgan Chase & Co 3 .797 07/23/24 1,553,471
2,675,000 JPMorgan Chase & Co 3 .875 09/10/24 2,616,002
975,000 JPMorgan Chase & Co 4 .023 12/05/24 959,366
625,000 JPMorgan Chase & Co 3 .125 01/23/25 599,228

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,200,000 JPMorgan Chase & Co 3 .220% 03/01/25 $ 1,161,303
2,125,000 JPMorgan Chase & Co 3 .900 07/15/25 2,055,038
2,000,000 JPMorgan Chase & Co 2 .301 10/15/25 1,875,546
2,500,000 JPMorgan Chase & Co 2 .595 02/24/26 2,325,696
2,000,000 JPMorgan Chase & Co 2 .005 03/13/26 1,831,593
3,125,000 JPMorgan Chase & Co 3 .300 04/01/26 2,932,811
2,000,000 JPMorgan Chase & Co 2 .083 04/22/26 1,822,177
4,000,000 JPMorgan Chase & Co 4 .080 04/26/26 3,851,250
1,450,000 JPMorgan Chase & Co 3 .200 06/15/26 1,346,120
1,000,000 JPMorgan Chase & Co 2 .950 10/01/26 916,529
4,000,000 JPMorgan Chase & Co 1 .045 11/19/26 3,459,738
1,350,000 JPMorgan Chase & Co 4 .125 12/15/26 1,273,883
2,450,000 JPMorgan Chase & Co 3 .960 01/29/27 2,311,779
4,000,000 JPMorgan Chase & Co 1 .040 02/04/27 3,398,942
5,200,000 JPMorgan Chase & Co 1 .578 04/22/27 4,489,185
3,000,000 JPMorgan Chase & Co 1 .470 09/22/27 2,536,817
250,000 JPMorgan Chase & Co 4 .250 10/01/27 234,325
325,000 JPMorgan Chase & Co 3 .625 12/01/27 294,527
1,375,000 JPMorgan Chase & Co 3 .782 02/01/28 1,260,647
1,000,000 JPMorgan Chase & Co 2 .947 02/24/28 884,220
4,000,000 JPMorgan Chase & Co 4 .323 04/26/28 3,748,417
425,000 JPMorgan Chase & Co 3 .540 05/01/28 384,799
6,000,000 JPMorgan Chase & Co 2 .182 06/01/28 5,102,984
2,000,000 JPMorgan Chase & Co 4 .851 07/25/28 1,920,348
3,000,000 JPMorgan Chase & Co 2 .069 06/01/29 2,432,126
2,050,000 JPMorgan Chase & Co 4 .203 07/23/29 1,865,358
1,750,000 JPMorgan Chase & Co 4 .452 12/05/29 1,601,694
4,500,000 JPMorgan Chase & Co 3 .702 05/06/30 3,928,445
1,500,000 JPMorgan Chase & Co 4 .565 06/14/30 1,382,293
2,000,000 JPMorgan Chase & Co 2 .522 04/22/31 1,580,922
1,425,000 JPMorgan Chase & Co 2 .956 05/13/31 1,128,737
5,000,000 JPMorgan Chase & Co 1 .764 11/19/31 3,654,644
2,250,000 JPMorgan Chase & Co 1 .953 02/04/32 1,664,394
3,000,000 JPMorgan Chase & Co 2 .580 04/22/32 2,325,451
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,276,446
6,000,000 JPMorgan Chase & Co 2 .963 01/25/33 4,716,508
2,000,000 JPMorgan Chase & Co 4 .586 04/26/33 1,799,625
2,000,000 JPMorgan Chase & Co 4 .912 07/25/33 1,844,311
4,000,000 JPMorgan Chase & Co 5 .717 09/14/33 3,782,578
958,000 JPMorgan Chase & Co 5 .500 10/15/40 898,658
2,000,000 JPMorgan Chase & Co 3 .109 04/22/41 1,385,577
4,500,000 JPMorgan Chase & Co 2 .525 11/19/41 2,809,286
2,500,000 JPMorgan Chase & Co 3 .157 04/22/42 1,711,684
1,000,000 JPMorgan Chase & Co 5 .625 08/16/43 914,806
1,800,000 JPMorgan Chase & Co 4 .950 06/01/45 1,501,478
2,050,000 JPMorgan Chase & Co 4 .260 02/22/48 1,617,743
1,000,000 JPMorgan Chase & Co 4 .032 07/24/48 758,685
4,500,000 JPMorgan Chase & Co 3 .964 11/15/48 3,370,845
1,750,000 JPMorgan Chase & Co 3 .897 01/23/49 1,295,846
2,000,000 JPMorgan Chase & Co 3 .109 04/22/51 1,262,644
2,500,000 JPMorgan Chase & Co 3 .328 04/22/52 1,648,068
750,000 e JPMorgan Chase & Co 6 .000 N/A‡ 731,250
750,000 KeyBank NA 3 .300 06/01/25 717,822
300,000 KeyBank NA 3 .400 05/20/26 277,660
1,000,000 KeyBank NA 3 .180 12/14/27 957,077
250,000 KeyBank NA 3 .900 04/13/29 219,357
1,500,000 KeyBank NA 4 .900 08/08/32 1,348,847
200,000 KeyCorp 4 .150 10/29/25 193,506
500,000 KeyCorp 4 .100 04/30/28 464,447
1,000,000 KeyCorp 2 .550 10/01/29 817,144

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 300,000 KeyCorp 4 .789% 06/01/33 $ 275,000
1,800,000 Lloyds Banking Group plc 3 .900 03/12/24 1,761,435
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,675,456
1,375,000 Lloyds Banking Group plc 4 .450 05/08/25 1,327,868
325,000 Lloyds Banking Group plc 4 .582 12/10/25 306,601
1,000,000 Lloyds Banking Group plc 2 .438 02/05/26 918,763
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 936,160
225,000 Lloyds Banking Group plc 4 .650 03/24/26 211,698
1,250,000 Lloyds Banking Group plc 4 .716 08/11/26 1,200,894
500,000 Lloyds Banking Group plc 3 .750 01/11/27 457,072
2,000,000 Lloyds Banking Group plc 1 .627 05/11/27 1,698,896
1,000,000 Lloyds Banking Group plc 3 .750 03/18/28 898,881
2,700,000 Lloyds Banking Group plc 4 .375 03/22/28 2,454,484
700,000 Lloyds Banking Group plc 4 .550 08/16/28 637,657
1,825,000 Lloyds Banking Group plc 3 .574 11/07/28 1,600,515
1,250,000 Lloyds Banking Group plc 4 .976 08/11/33 1,092,247
1,550,000 Lloyds Banking Group plc 4 .344 01/09/48 1,095,720
1,100,000 Manufacturers & Traders Trust Co 2 .900 02/06/25 1,048,654
1,175,000 Mitsubishi UFJ Financial Group, Inc 3 .761 07/26/23 1,163,348
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .801 07/18/24 959,487
1,000,000 Mitsubishi UFJ Financial Group, Inc 0 .848 09/15/24 953,844
2,000,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 1,855,256
1,625,000 Mitsubishi UFJ Financial Group, Inc 3 .777 03/02/25 1,574,548
2,500,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 2,241,099
3,000,000 Mitsubishi UFJ Financial Group, Inc 0 .953 07/19/25 2,760,285
750,000 Mitsubishi UFJ Financial Group, Inc 0 .962 10/11/25 682,929
207,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 196,362
225,000 Mitsubishi UFJ Financial Group, Inc 2 .757 09/13/26 203,027
650,000 Mitsubishi UFJ Financial Group, Inc 3 .677 02/22/27 601,692
2,000,000 Mitsubishi UFJ Financial Group, Inc 1 .538 07/20/27 1,703,802
700,000 Mitsubishi UFJ Financial Group, Inc 3 .287 07/25/27 634,946
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 635,618
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 863,917
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 917,058
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 930,688
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 959,717
300,000 Mitsubishi UFJ Financial Group, Inc 4 .050 09/11/28 273,955
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 975,053
1,250,000 Mitsubishi UFJ Financial Group, Inc 3 .741 03/07/29 1,117,733
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .195 07/18/29 843,820
1,500,000 Mitsubishi UFJ Financial Group, Inc 2 .559 02/25/30 1,203,601
1,250,000 Mitsubishi UFJ Financial Group, Inc 2 .048 07/17/30 952,729
1,700,000 Mitsubishi UFJ Financial Group, Inc 2 .309 07/20/32 1,273,579
500,000 Mitsubishi UFJ Financial Group, Inc 2 .494 10/13/32 378,643
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .852 01/19/33 774,902
1,000,000 e Mitsubishi UFJ Financial Group, Inc 4 .315 04/19/33 876,903
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .133 07/20/33 934,322
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .472 09/13/33 961,993
300,000 Mitsubishi UFJ Financial Group, Inc 4 .286 07/26/38 257,227
500,000 Mitsubishi UFJ Financial Group, Inc 4 .153 03/07/39 411,652
1,425,000 Mitsubishi UFJ Financial Group, Inc 3 .751 07/18/39 1,115,979
1,750,000 Mizuho Financial Group, Inc 1 .241 07/10/24 1,692,923
500,000 Mizuho Financial Group, Inc 2 .555 09/13/25 469,706
500,000 Mizuho Financial Group, Inc 2 .226 05/25/26 453,533
200,000 Mizuho Financial Group, Inc 3 .663 02/28/27 182,304
1,000,000 Mizuho Financial Group, Inc 1 .234 05/22/27 845,059
1,000,000 Mizuho Financial Group, Inc 1 .554 07/09/27 850,447
725,000 Mizuho Financial Group, Inc 4 .018 03/05/28 660,687
625,000 Mizuho Financial Group, Inc 4 .254 09/11/29 566,532
1,000,000 Mizuho Financial Group, Inc 3 .261 05/22/30 839,552

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Mizuho Financial Group, Inc 3 .153% 07/16/30 $ 830,417
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 406,992
500,000 Mizuho Financial Group, Inc 2 .591 05/25/31 391,143
1,000,000 Mizuho Financial Group, Inc 2 .201 07/10/31 756,192
1,000,000 Mizuho Financial Group, Inc 1 .979 09/08/31 738,386
700,000 Mizuho Financial Group, Inc 2 .564 09/13/31 514,055
1,000,000 Mizuho Financial Group, Inc 2 .172 05/22/32 733,498
500,000 Mizuho Financial Group, Inc 2 .260 07/09/32 367,334
1,000,000 Mizuho Financial Group, Inc 5 .669 09/13/33 961,722
300,000 National Australia Bank Ltd 3 .375 01/14/26 285,711
750,000 National Australia Bank Ltd 2 .500 07/12/26 685,332
1,000,000 National Australia Bank Ltd 3 .905 06/09/27 953,927
1,000,000 National Bank of Canada 0 .750 08/06/24 922,749
1,150,000 National Bank of Canada 0 .550 11/15/24 1,088,664
800,000 Natwest Group plc 1 .642 06/14/27 671,642
800,000 Natwest Group plc 3 .032 11/28/35 566,852
700,000 NatWest Group plc 5 .516 09/30/28 664,352
300,000 People's United Bank NA 4 .000 07/15/24 295,767
100,000 People's United Financial, Inc 3 .650 12/06/22 99,997
600,000 PNC Bank NA 2 .950 02/23/25 573,002
550,000 PNC Bank NA 3 .250 06/01/25 526,732
903,000 PNC Bank NA 4 .050 07/26/28 828,275
475,000 PNC Bank NA 2 .700 10/22/29 390,443
500,000 PNC Financial Services Group, Inc 3 .500 01/23/24 492,052
300,000 PNC Financial Services Group, Inc 3 .900 04/29/24 295,627
500,000 PNC Financial Services Group, Inc 2 .200 11/01/24 475,008
1,500,000 PNC Financial Services Group, Inc 2 .600 07/23/26 1,368,272
3,000,000 PNC Financial Services Group, Inc 1 .150 08/13/26 2,608,682
300,000 e PNC Financial Services Group, Inc 3 .150 05/19/27 275,234
1,575,000 PNC Financial Services Group, Inc 3 .450 04/23/29 1,409,243
2,000,000 PNC Financial Services Group, Inc 2 .550 01/22/30 1,646,741
750,000 PNC Financial Services Group, Inc 4 .626 06/06/33 669,055
825,000 PNC Financial Services Group, Inc 6 .200 N/A‡ 779,625
300,000 Regions Bank 6 .450 06/26/37 307,705
225,000 Regions Financial Corp 2 .250 05/18/25 208,387
1,000,000 Regions Financial Corp 1 .800 08/12/28 821,809
500,000 Royal Bank of Canada 1 .600 04/17/23 492,972
850,000 Royal Bank of Canada 3 .700 10/05/23 842,372
1,000,000 Royal Bank of Canada 0 .425 01/19/24 948,511
1,000,000 Royal Bank of Canada 2 .550 07/16/24 958,914
750,000 Royal Bank of Canada 2 .250 11/01/24 709,752
1,000,000 Royal Bank of Canada 3 .375 04/14/25 962,241
2,000,000 Royal Bank of Canada 1 .150 06/10/25 1,804,761
1,000,000 Royal Bank of Canada 0 .875 01/20/26 868,393
1,000,000 Royal Bank of Canada 4 .650 01/27/26 972,950
2,000,000 Royal Bank of Canada 1 .200 04/27/26 1,741,089
2,000,000 e Royal Bank of Canada 1 .150 07/14/26 1,724,284
1,500,000 Royal Bank of Canada 1 .400 11/02/26 1,283,783
1,000,000 e Royal Bank of Canada 3 .625 05/04/27 930,341
1,000,000 Royal Bank of Canada 4 .240 08/03/27 953,941
1,600,000 Royal Bank of Canada 2 .300 11/03/31 1,230,217
500,000 Royal Bank of Canada 3 .875 05/04/32 440,422
750,000 Royal Bank of Scotland Group plc 4 .269 03/22/25 729,189
750,000 Royal Bank of Scotland Group plc 4 .800 04/05/26 719,176
300,000 Royal Bank of Scotland Group plc 3 .073 05/22/28 257,802
1,000,000 Royal Bank of Scotland Group plc 4 .892 05/18/29 910,302
750,000 Royal Bank of Scotland Group plc 3 .754 11/01/29 692,495
3,000,000 Royal Bank of Scotland Group plc 5 .076 01/27/30 2,733,479
1,500,000 Royal Bank of Scotland Group plc 4 .445 05/08/30 1,316,248
375,000 Santander Holdings USA, Inc 3 .500 06/07/24 363,405

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Santander Holdings USA, Inc 3 .450% 06/02/25 $ 936,075
775,000 Santander Holdings USA, Inc 4 .500 07/17/25 741,351
1,850,000 Santander Holdings USA, Inc 3 .244 10/05/26 1,655,443
650,000 Santander Holdings USA, Inc 4 .400 07/13/27 597,879
2,000,000 Santander Holdings USA, Inc 2 .490 01/06/28 1,667,841
775,000 Santander UK Group Holdings plc 3 .373 01/05/24 769,987
1,000,000 Santander UK Group Holdings plc 1 .532 08/21/26 867,015
1,000,000 Santander UK Group Holdings plc 1 .673 06/14/27 831,368
2,000,000 Santander UK Group Holdings plc 2 .469 01/11/28 1,664,552
500,000 Santander UK Group Holdings plc 3 .823 11/03/28 429,504
750,000 Santander UK Group Holdings plc 2 .896 03/15/32 558,300
800,000 Sumitomo Mitsui Banking Corp 3 .000 01/18/23 796,997
300,000 Sumitomo Mitsui Banking Corp 3 .950 01/10/24 296,315
500,000 Sumitomo Mitsui Banking Corp 3 .400 07/11/24 485,659
250,000 Sumitomo Mitsui Banking Corp 3 .650 07/23/25 238,865
900,000 Sumitomo Mitsui Financial Group, Inc 3 .748 07/19/23 892,565
1,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 942,021
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .448 09/27/24 945,059
1,000,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 865,973
1,300,000 Sumitomo Mitsui Financial Group, Inc 3 .784 03/09/26 1,233,937
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 853,059
700,000 Sumitomo Mitsui Financial Group, Inc 3 .010 10/19/26 636,837
725,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 664,347
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .174 01/14/27 871,098
775,000 Sumitomo Mitsui Financial Group, Inc 3 .364 07/12/27 704,397
500,000 Sumitomo Mitsui Financial Group, Inc 3 .352 10/18/27 447,315
675,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 609,947
750,000 e Sumitomo Mitsui Financial Group, Inc 3 .944 07/19/28 687,645
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,207,986
500,000 Sumitomo Mitsui Financial Group, Inc 4 .306 10/16/28 470,878
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .472 01/14/29 1,230,571
1,500,000 Sumitomo Mitsui Financial Group, Inc 3 .040 07/16/29 1,259,387
500,000 Sumitomo Mitsui Financial Group, Inc 3 .202 09/17/29 417,754
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .724 09/27/29 818,881
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .750 01/15/30 1,214,846
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .130 07/08/30 1,148,878
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .142 09/23/30 748,366
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .710 01/12/31 727,928
1,500,000 e Sumitomo Mitsui Financial Group, Inc 2 .222 09/17/31 1,121,989
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .296 01/12/41 917,730
1,000,000 e Sumitomo Mitsui Financial Group, Inc 2 .930 09/17/41 663,186
1,500,000 e Sumitomo Mitsui Financial Group, Inc 3 .050 01/14/42 1,025,725
1,000,000 SVB Financial Group 1 .800 10/28/26 859,384
500,000 SVB Financial Group 4 .345 04/29/28 464,745
750,000 SVB Financial Group 2 .100 05/15/28 607,638
300,000 SVB Financial Group 3 .125 06/05/30 241,663
500,000 e SVB Financial Group 4 .570 04/29/33 438,152
889,000 Svenska Handelsbanken AB 3 .900 11/20/23 880,464
1,000,000 Synchrony Bank 5 .625 08/23/27 957,341
1,000,000 Synovus Financial Corp 5 .200 08/11/25 981,035
500,000 Toronto-Dominion Bank 3 .500 07/19/23 496,120
1,525,000 Toronto-Dominion Bank 3 .250 03/11/24 1,487,401
1,250,000 Toronto-Dominion Bank 2 .650 06/12/24 1,200,466
1,000,000 Toronto-Dominion Bank 1 .150 06/12/25 898,721
1,000,000 Toronto-Dominion Bank 0 .750 09/11/25 881,681
2,000,000 Toronto-Dominion Bank 0 .750 01/06/26 1,735,322
2,000,000 Toronto-Dominion Bank 1 .200 06/03/26 1,735,327
1,500,000 Toronto-Dominion Bank 1 .250 09/10/26 1,284,380
1,000,000 Toronto-Dominion Bank 1 .950 01/12/27 870,021
1,000,000 Toronto-Dominion Bank 2 .800 03/10/27 901,005

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,000,000 Toronto-Dominion Bank 4 .108% 06/08/27 $ 2,828,582
1,500,000 Toronto-Dominion Bank 4 .693 09/15/27 1,450,036
1,500,000 Toronto-Dominion Bank 2 .000 09/10/31 1,119,522
1,000,000 Toronto-Dominion Bank 3 .625 09/15/31 911,556
1,000,000 Toronto-Dominion Bank 2 .450 01/12/32 770,534
500,000 Toronto-Dominion Bank 3 .200 03/10/32 409,745
800,000 Toronto-Dominion Bank 4 .456 06/08/32 730,483
500,000 Truist Bank 3 .000 02/02/23 498,324
500,000 Truist Bank 3 .689 08/02/24 494,567
750,000 Truist Bank 2 .150 12/06/24 705,719
1,000,000 Truist Bank 1 .500 03/10/25 919,444
500,000 Truist Bank 3 .625 09/16/25 476,722
200,000 Truist Bank 4 .050 11/03/25 194,095
375,000 Truist Bank 3 .300 05/15/26 347,837
500,000 Truist Bank 3 .800 10/30/26 470,221
750,000 Truist Bank 2 .636 09/17/29 698,796
475,000 Truist Bank 2 .250 03/11/30 372,316
1,000,000 Truist Financial Corp 2 .500 08/01/24 957,692
825,000 Truist Financial Corp 2 .850 10/26/24 793,748
900,000 Truist Financial Corp 4 .000 05/01/25 875,860
975,000 Truist Financial Corp 3 .700 06/05/25 941,197
750,000 Truist Financial Corp 1 .200 08/05/25 674,167
1,000,000 Truist Financial Corp 4 .260 07/28/26 972,545
1,300,000 Truist Financial Corp 1 .267 03/02/27 1,130,064
1,000,000 Truist Financial Corp 1 .125 08/03/27 818,676
750,000 Truist Financial Corp 4 .123 06/06/28 704,668
500,000 Truist Financial Corp 3 .875 03/19/29 452,131
2,000,000 Truist Financial Corp 1 .887 06/07/29 1,636,188
1,000,000 Truist Financial Corp 4 .916 07/28/33 903,915
125,000 US Bancorp 3 .700 01/30/24 123,678
1,225,000 US Bancorp 3 .375 02/05/24 1,203,921
2,225,000 US Bancorp 3 .600 09/11/24 2,183,397
125,000 US Bancorp 3 .950 11/17/25 121,808
750,000 US Bancorp 3 .100 04/27/26 700,757
700,000 US Bancorp 2 .375 07/22/26 639,628
1,175,000 US Bancorp 3 .150 04/27/27 1,092,715
750,000 US Bancorp 3 .900 04/26/28 706,714
600,000 US Bancorp 3 .000 07/30/29 515,893
2,500,000 US Bancorp 1 .375 07/22/30 1,879,154
750,000 US Bank NA 2 .800 01/27/25 717,641
1,000,000 Valley National Bancorp 3 .000 06/15/31 884,334
125,000 Wachovia Corp 5 .500 08/01/35 115,664
200,000 Webster Financial Corp 4 .100 03/25/29 181,025
334,000 Wells Fargo & Co 4 .480 01/16/24 332,125
2,700,000 Wells Fargo & Co 3 .300 09/09/24 2,603,591
4,100,000 Wells Fargo & Co 3 .000 02/19/25 3,897,067
1,125,000 Wells Fargo & Co 3 .550 09/29/25 1,069,856
2,000,000 Wells Fargo & Co 2 .406 10/30/25 1,867,077
1,500,000 Wells Fargo & Co 2 .164 02/11/26 1,381,064
3,350,000 Wells Fargo & Co 3 .000 04/22/26 3,069,673
2,000,000 Wells Fargo & Co 3 .908 04/25/26 1,911,935
1,000,000 Wells Fargo & Co 2 .188 04/30/26 913,272
1,250,000 Wells Fargo & Co 4 .100 06/03/26 1,189,314
1,700,000 Wells Fargo & Co 4 .540 08/15/26 1,644,589
2,575,000 Wells Fargo & Co 3 .000 10/23/26 2,333,960
1,500,000 Wells Fargo & Co 3 .196 06/17/27 1,365,857
1,200,000 Wells Fargo & Co 4 .300 07/22/27 1,121,927
1,300,000 Wells Fargo & Co 3 .526 03/24/28 1,177,432
3,625,000 Wells Fargo & Co 3 .584 05/22/28 3,278,650
5,000,000 Wells Fargo & Co 2 .393 06/02/28 4,287,989

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Wells Fargo & Co 4 .808% 07/25/28 $ 953,725
6,175,000 Wells Fargo & Co 4 .150 01/24/29 5,679,719
3,950,000 Wells Fargo & Co 2 .879 10/30/30 3,245,468
3,000,000 Wells Fargo & Co 2 .572 02/11/31 2,401,335
5,000,000 Wells Fargo & Co 4 .478 04/04/31 4,573,500
6,000,000 Wells Fargo & Co 3 .350 03/02/33 4,865,809
2,500,000 Wells Fargo & Co 4 .897 07/25/33 2,304,834
7,025,000 Wells Fargo & Co 3 .068 04/30/41 4,821,584
1,050,000 Wells Fargo & Co 5 .375 11/02/43 909,107
1,468,000 Wells Fargo & Co 5 .606 01/15/44 1,320,054
475,000 Wells Fargo & Co 4 .650 11/04/44 377,418
1,500,000 Wells Fargo & Co 3 .900 05/01/45 1,112,193
950,000 Wells Fargo & Co 4 .900 11/17/45 776,926
3,250,000 Wells Fargo & Co 4 .400 06/14/46 2,477,480
1,975,000 Wells Fargo & Co 4 .750 12/07/46 1,579,388
1,500,000 Wells Fargo & Co 5 .013 04/04/51 1,294,761
2,000,000 Wells Fargo & Co 4 .611 04/25/53 1,624,877
250,000 Wells Fargo Bank NA 6 .600 01/15/38 261,074
1,000,000 Western Alliance Bancorp 3 .000 06/15/31 863,193
300,000 Westpac Banking Corp 2 .750 01/11/23 298,835
2,000,000 Westpac Banking Corp 2 .350 02/19/25 1,893,193
1,000,000 Westpac Banking Corp 2 .850 05/13/26 931,236
2,000,000 Westpac Banking Corp 1 .150 06/03/26 1,747,706
675,000 Westpac Banking Corp 2 .700 08/19/26 618,586
850,000 Westpac Banking Corp 3 .350 03/08/27 793,080
1,500,000 e Westpac Banking Corp 4 .043 08/26/27 1,440,206
725,000 Westpac Banking Corp 3 .400 01/25/28 667,137
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,662,541
1,000,000 Westpac Banking Corp 2 .894 02/04/30 919,551
1,500,000 e Westpac Banking Corp 2 .150 06/03/31 1,195,408
950,000 Westpac Banking Corp 4 .322 11/23/31 866,294
1,000,000 Westpac Banking Corp 5 .405 08/10/33 896,780
600,000 Westpac Banking Corp 4 .110 07/24/34 510,597
2,350,000 Westpac Banking Corp 2 .668 11/15/35 1,728,712
500,000 Westpac Banking Corp 3 .020 11/18/36 365,792
900,000 Westpac Banking Corp 4 .421 07/24/39 722,638
225,000 Westpac Banking Corp 2 .963 11/16/40 143,643
400,000 Zions Bancorp NA 3 .250 10/29/29 328,555
TOTAL BANKS 791,029,481
CAPITAL GOODS - 1 .2%
600,000 e 3M Co 3 .250 02/14/24 588,220
1,000,000 3M Co 2 .000 02/14/25 935,330
1,200,000 e 3M Co 3 .000 08/07/25 1,140,621
675,000 e 3M Co 2 .875 10/15/27 605,100
925,000 e 3M Co 3 .625 09/14/28 846,159
500,000 e 3M Co 3 .375 03/01/29 443,410
1,000,000 e 3M Co 2 .375 08/26/29 819,443
200,000 3M Co 3 .125 09/19/46 132,428
300,000 3M Co 3 .625 10/15/47 215,480
1,150,000 e 3M Co 4 .000 09/14/48 898,122
875,000 e 3M Co 3 .250 08/26/49 586,147
820,000 e 3M Co 3 .700 04/15/50 596,286
1,000,000 Acuity Brands Lighting, Inc 2 .150 12/15/30 740,110
200,000 Air Lease Corp 2 .750 01/15/23 198,850
750,000 Air Lease Corp 3 .875 07/03/23 743,573
2,000,000 Air Lease Corp 0 .700 02/15/24 1,868,548
750,000 Air Lease Corp 2 .300 02/01/25 690,087
750,000 Air Lease Corp 3 .375 07/01/25 698,802
1,000,000 Air Lease Corp 2 .875 01/15/26 895,166

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,000,000 Air Lease Corp 3 .750% 06/01/26 $ 914,109
1,500,000 Air Lease Corp 1 .875 08/15/26 1,271,219
1,000,000 Air Lease Corp 2 .200 01/15/27 846,680
500,000 Air Lease Corp 3 .625 04/01/27 443,008
200,000 Air Lease Corp 3 .625 12/01/27 172,994
300,000 Air Lease Corp 4 .625 10/01/28 269,292
500,000 Air Lease Corp 3 .250 10/01/29 406,963
750,000 Air Lease Corp 3 .000 02/01/30 593,936
500,000 Air Lease Corp 3 .125 12/01/30 393,686
200,000 Aircastle Ltd 4 .400 09/25/23 196,316
1,000,000 Aircastle Ltd 4 .125 05/01/24 960,918
500,000 Aircastle Ltd 4 .250 06/15/26 448,474
500,000 Allegion plc 3 .500 10/01/29 423,810
2,100,000 Boeing Co 4 .508 05/01/23 2,092,650
1,500,000 Boeing Co 1 .950 02/01/24 1,439,151
2,000,000 Boeing Co 1 .433 02/04/24 1,899,915
300,000 Boeing Co 2 .800 03/01/24 289,632
5,700,000 Boeing Co 4 .875 05/01/25 5,561,540
400,000 e Boeing Co 2 .600 10/30/25 365,009
2,000,000 Boeing Co 2 .750 02/01/26 1,810,551
3,000,000 Boeing Co 2 .196 02/04/26 2,662,313
300,000 Boeing Co 3 .100 05/01/26 273,871
200,000 Boeing Co 2 .250 06/15/26 175,773
500,000 Boeing Co 2 .700 02/01/27 433,668
250,000 Boeing Co 2 .800 03/01/27 219,590
1,900,000 Boeing Co 5 .040 05/01/27 1,830,387
1,500,000 Boeing Co 3 .250 02/01/28 1,308,356
500,000 Boeing Co 3 .250 03/01/28 432,859
125,000 Boeing Co 3 .450 11/01/28 107,683
600,000 Boeing Co 3 .200 03/01/29 500,970
750,000 Boeing Co 2 .950 02/01/30 602,951
1,600,000 Boeing Co 5 .150 05/01/30 1,480,076
1,000,000 Boeing Co 3 .625 02/01/31 830,049
300,000 Boeing Co 3 .600 05/01/34 224,870
425,000 Boeing Co 3 .250 02/01/35 300,158
500,000 Boeing Co 3 .550 03/01/38 342,489
600,000 Boeing Co 3 .500 03/01/39 400,589
350,000 Boeing Co 5 .875 02/15/40 301,546
2,000,000 Boeing Co 5 .705 05/01/40 1,746,925
300,000 Boeing Co 3 .375 06/15/46 185,213
250,000 Boeing Co 3 .650 03/01/47 157,862
100,000 Boeing Co 3 .625 03/01/48 62,190
100,000 Boeing Co 3 .850 11/01/48 64,726
5,000,000 Boeing Co 5 .805 05/01/50 4,344,959
125,000 Boeing Co 3 .825 03/01/59 75,297
750,000 Boeing Co 3 .950 08/01/59 465,938
4,500,000 Boeing Co 5 .930 05/01/60 3,849,335
100,000 Carlisle Cos, Inc 3 .750 11/15/22 99,995
200,000 Carlisle Cos, Inc 3 .500 12/01/24 192,501
1,000,000 Carlisle Cos, Inc 2 .750 03/01/30 816,683
1,000,000 Carlisle Cos, Inc 2 .200 03/01/32 744,143
1,444,000 Carrier Global Corp 2 .493 02/15/27 1,280,015
1,100,000 Carrier Global Corp 2 .722 02/15/30 907,977
150,000 Carrier Global Corp 2 .700 02/15/31 120,587
2,000,000 Carrier Global Corp 3 .377 04/05/40 1,445,915
900,000 Carrier Global Corp 3 .577 04/05/50 623,049
1,000,000 Caterpillar Financial Services Corp 2 .850 05/17/24 973,306
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 966,362
1,000,000 Caterpillar Financial Services Corp 1 .450 05/15/25 923,465
1,000,000 Caterpillar Financial Services Corp 0 .800 11/13/25 886,051

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 3,000,000 Caterpillar Financial Services Corp 0 .900% 03/02/26 $ 2,643,647
500,000 Caterpillar Financial Services Corp 2 .400 08/09/26 457,953
2,000,000 Caterpillar Financial Services Corp 1 .150 09/14/26 1,742,853
1,000,000 Caterpillar Financial Services Corp 3 .600 08/12/27 944,148
2,775,000 Caterpillar, Inc 3 .400 05/15/24 2,721,708
500,000 Caterpillar, Inc 2 .600 09/19/29 431,630
1,000,000 e Caterpillar, Inc 1 .900 03/12/31 801,522
225,000 Caterpillar, Inc 5 .200 05/27/41 222,674
2,363,000 Caterpillar, Inc 3 .803 08/15/42 1,945,253
300,000 Caterpillar, Inc 4 .300 05/15/44 263,263
750,000 Caterpillar, Inc 3 .250 09/19/49 550,827
750,000 Caterpillar, Inc 3 .250 04/09/50 551,111
225,000 CNH Industrial Capital LLC 1 .950 07/02/23 220,223
1,000,000 CNH Industrial Capital LLC 1 .875 01/15/26 890,419
1,000,000 CNH Industrial Capital LLC 1 .450 07/15/26 864,610
500,000 CNH Industrial NV 3 .850 11/15/27 456,216
200,000 Crane Co 4 .200 03/15/48 141,708
200,000 Cummins, Inc 3 .650 10/01/23 198,483
500,000 Cummins, Inc 0 .750 09/01/25 449,002
1,000,000 Cummins, Inc 1 .500 09/01/30 770,224
200,000 Cummins, Inc 4 .875 10/01/43 188,953
750,000 e Cummins, Inc 2 .600 09/01/50 469,268
218,000 Deere & Co 5 .375 10/16/29 221,136
500,000 Deere & Co 2 .875 09/07/49 347,098
1,000,000 e Deere & Co 3 .750 04/15/50 815,781
825,000 Dover Corp 3 .150 11/15/25 782,036
100,000 Dover Corp 2 .950 11/04/29 85,514
100,000 Dover Corp 5 .375 03/01/41 90,509
200,000 Eaton Corp 3 .103 09/15/27 182,457
150,000 Eaton Corp 4 .000 11/02/32 133,880
1,250,000 Eaton Corp 4 .150 03/15/33 1,129,371
925,000 Eaton Corp 4 .150 11/02/42 760,220
200,000 Eaton Corp 3 .915 09/15/47 156,860
1,250,000 Eaton Corp 4 .700 08/23/52 1,097,913
200,000 Emerson Electric Co 3 .150 06/01/25 192,661
1,000,000 Emerson Electric Co 0 .875 10/15/26 858,952
500,000 Emerson Electric Co 1 .800 10/15/27 431,452
500,000 Emerson Electric Co 2 .000 12/21/28 423,857
750,000 Emerson Electric Co 1 .950 10/15/30 598,922
500,000 Emerson Electric Co 2 .200 12/21/31 399,520
200,000 Emerson Electric Co 5 .250 11/15/39 191,290
500,000 Emerson Electric Co 2 .750 10/15/50 324,784
500,000 Emerson Electric Co 2 .800 12/21/51 320,530
500,000 Flowserve Corp 3 .500 10/01/30 411,139
1,000,000 Flowserve Corp 2 .800 01/15/32 715,836
875,000 Fortive Corp 3 .150 06/15/26 807,117
250,000 Fortive Corp 4 .300 06/15/46 192,797
600,000 Fortune Brands Home & Security, Inc 4 .000 09/21/23 591,517
200,000 Fortune Brands Home & Security, Inc 4 .000 06/15/25 192,318
500,000 Fortune Brands Home & Security, Inc 4 .000 03/25/32 414,907
500,000 Fortune Brands Home & Security, Inc 4 .500 03/25/52 343,704
200,000 GATX Corp 4 .350 02/15/24 197,461
500,000 GATX Corp 3 .250 09/15/26 457,040
200,000 GATX Corp 3 .500 03/15/28 176,483
200,000 GATX Corp 4 .550 11/07/28 184,352
425,000 GATX Corp 4 .700 04/01/29 394,999
500,000 GATX Corp 4 .000 06/30/30 433,238
1,000,000 GATX Corp 1 .900 06/01/31 722,080
500,000 GATX Corp 4 .900 03/15/33 449,545
225,000 GATX Corp 5 .200 03/15/44 188,995

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 3,000,000 General Dynamics Corp 1 .150% 06/01/26 $ 2,627,714
900,000 General Dynamics Corp 2 .250 06/01/31 733,622
1,000,000 General Dynamics Corp 2 .850 06/01/41 715,690
225,000 General Dynamics Corp 3 .600 11/15/42 178,349
1,950,000 General Dynamics Corp 4 .250 04/01/50 1,690,815
594,000 General Electric Co 6 .750 03/15/32 641,801
2,300,000 Honeywell International, Inc 1 .350 06/01/25 2,116,869
1,700,000 Honeywell International, Inc 2 .500 11/01/26 1,561,740
2,000,000 Honeywell International, Inc 1 .100 03/01/27 1,717,849
950,000 Honeywell International, Inc 1 .950 06/01/30 776,119
782,000 Honeywell International, Inc 3 .812 11/21/47 645,952
575,000 Honeywell International, Inc 2 .800 06/01/50 405,332
200,000 Hubbell, Inc 3 .350 03/01/26 190,000
500,000 Hubbell, Inc 3 .150 08/15/27 450,806
200,000 Hubbell, Inc 3 .500 02/15/28 182,772
1,000,000 Hubbell, Inc 2 .300 03/15/31 787,792
1,000,000 Huntington Ingalls Industries, Inc 0 .670 08/16/23 964,235
500,000 Huntington Ingalls Industries, Inc 3 .844 05/01/25 479,150
500,000 Huntington Ingalls Industries, Inc 4 .200 05/01/30 441,180
500,000 IDEX Corp 3 .000 05/01/30 417,184
1,000,000 IDEX Corp 2 .625 06/15/31 796,548
1,000,000 Illinois Tool Works, Inc 2 .650 11/15/26 928,138
200,000 Illinois Tool Works, Inc 4 .875 09/15/41 187,075
1,000,000 Illinois Tool Works, Inc 3 .900 09/01/42 824,525
300,000 Ingersoll-Rand Global Holding Co Ltd 4 .250 06/15/23 298,750
400,000 Ingersoll-Rand Global Holding Co Ltd 3 .750 08/21/28 371,389
200,000 Ingersoll-Rand Global Holding Co Ltd 5 .750 06/15/43 188,982
450,000 Ingersoll-Rand Global Holding Co Ltd 4 .300 02/21/48 344,800
600,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .550 11/01/24 582,919
100,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .500 03/21/26 93,914
1,000,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 898,209
300,000 Ingersoll-Rand Luxembourg Finance S.A. 4 .500 03/21/49 238,316
750,000 John Deere Capital Corp 3 .450 01/10/24 739,708
3,000,000 John Deere Capital Corp 0 .450 06/07/24 2,798,135
850,000 John Deere Capital Corp 2 .650 06/24/24 822,268
500,000 John Deere Capital Corp 2 .050 01/09/25 471,130
125,000 John Deere Capital Corp 3 .400 09/11/25 120,536
1,000,000 John Deere Capital Corp 0 .700 01/15/26 877,237
500,000 John Deere Capital Corp 2 .250 09/14/26 458,844
1,000,000 John Deere Capital Corp 1 .300 10/13/26 872,220
1,500,000 John Deere Capital Corp 1 .700 01/11/27 1,320,956
250,000 John Deere Capital Corp 1 .750 03/09/27 219,003
200,000 John Deere Capital Corp 2 .800 09/08/27 182,055
1,000,000 John Deere Capital Corp 4 .150 09/15/27 970,426
200,000 John Deere Capital Corp 3 .050 01/06/28 183,499
2,000,000 e John Deere Capital Corp 1 .500 03/06/28 1,684,938
1,500,000 John Deere Capital Corp 3 .350 04/18/29 1,353,993
500,000 John Deere Capital Corp 2 .800 07/18/29 437,376
500,000 John Deere Capital Corp 2 .450 01/09/30 422,038
1,000,000 John Deere Capital Corp 1 .450 01/15/31 764,571
2,000,000 John Deere Capital Corp 2 .000 06/17/31 1,580,945
450,000 John Deere Capital Corp 3 .900 06/07/32 412,834
1,000,000 John Deere Capital Corp 4 .350 09/15/32 950,350
474,000 Johnson Controls International plc 3 .900 02/14/26 454,613
1,000,000 Johnson Controls International plc 1 .750 09/15/30 773,474
1,000,000 Johnson Controls International plc 2 .000 09/16/31 754,852
500,000 Johnson Controls International plc 4 .900 12/01/32 472,894
207,000 Johnson Controls International plc 6 .000 01/15/36 208,343
325,000 Johnson Controls International plc 4 .625 07/02/44 270,326
35,000 Johnson Controls International plc 5 .125 09/14/45 30,050

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 300,000 Johnson Controls International plc 4 .500% 02/15/47 $ 238,915
280,000 Johnson Controls International plc (Step Bond) 3 .625 07/02/24 273,342
72,000 Johnson Controls International plc (Step Bond) 4 .950 07/02/64 57,652
200,000 Kennametal, Inc 4 .625 06/15/28 185,734
1,000,000 Kennametal, Inc 2 .800 03/01/31 765,694
37,000 KLA-Tencor Corp 4 .650 11/01/24 36,874
300,000 KLA-Tencor Corp 4 .100 03/15/29 285,056
500,000 KLA-Tencor Corp 5 .000 03/15/49 457,738
52,000 L3Harris Technologies, Inc 3 .950 05/28/24 51,210
600,000 L3Harris Technologies, Inc 3 .850 12/15/26 566,531
1,275,000 L3Harris Technologies, Inc 4 .400 06/15/28 1,197,895
625,000 L3Harris Technologies, Inc 4 .400 06/15/28 587,204
175,000 L3Harris Technologies, Inc 2 .900 12/15/29 147,806
1,000,000 L3Harris Technologies, Inc 1 .800 01/15/31 748,063
300,000 L3Harris Technologies, Inc 4 .854 04/27/35 270,823
600,000 L3Harris Technologies, Inc 5 .054 04/27/45 529,976
100,000 Legrand France S.A. 8 .500 02/15/25 108,087
100,000 Lennox International, Inc 3 .000 11/15/23 97,792
100,000 Lennox International, Inc 1 .350 08/01/25 89,225
100,000 Lennox International, Inc 1 .700 08/01/27 84,053
1,100,000 Lockheed Martin Corp 3 .550 01/15/26 1,063,292
150,000 Lockheed Martin Corp 1 .850 06/15/30 121,549
625,000 Lockheed Martin Corp 3 .900 06/15/32 578,977
300,000 Lockheed Martin Corp 3 .600 03/01/35 255,757
500,000 Lockheed Martin Corp 4 .500 05/15/36 457,770
1,833,000 Lockheed Martin Corp 4 .070 12/15/42 1,552,701
275,000 Lockheed Martin Corp 3 .800 03/01/45 218,604
200,000 Lockheed Martin Corp 4 .700 05/15/46 182,453
1,150,000 Lockheed Martin Corp 2 .800 06/15/50 760,934
1,894,000 Lockheed Martin Corp 4 .090 09/15/52 1,573,328
1,000,000 Lockheed Martin Corp 4 .150 06/15/53 835,848
1,000,000 Lockheed Martin Corp 4 .300 06/15/62 836,491
200,000 Masco Corp 3 .500 11/15/27 181,491
200,000 Masco Corp 1 .500 02/15/28 161,377
500,000 Masco Corp 2 .000 10/01/30 376,497
550,000 Masco Corp 2 .000 02/15/31 411,934
700,000 e Masco Corp 4 .500 05/15/47 538,384
1,000,000 Masco Corp 3 .125 02/15/51 602,647
400,000 Northrop Grumman Corp 3 .250 08/01/23 396,411
300,000 Northrop Grumman Corp 3 .200 02/01/27 276,808
3,275,000 Northrop Grumman Corp 3 .250 01/15/28 2,979,945
425,000 Northrop Grumman Corp 4 .400 05/01/30 401,316
100,000 Northrop Grumman Corp 5 .050 11/15/40 92,425
700,000 Northrop Grumman Corp 4 .750 06/01/43 616,508
300,000 Northrop Grumman Corp 3 .850 04/15/45 228,475
1,450,000 Northrop Grumman Corp 4 .030 10/15/47 1,152,581
1,000,000 Northrop Grumman Corp 5 .250 05/01/50 954,220
100,000 Oshkosh Corp 3 .100 03/01/30 80,539
1,000,000 Otis Worldwide Corp 2 .056 04/05/25 925,008
1,000,000 Otis Worldwide Corp 2 .293 04/05/27 885,925
525,000 Otis Worldwide Corp 2 .565 02/15/30 429,411
500,000 Otis Worldwide Corp 3 .112 02/15/40 352,915
450,000 Otis Worldwide Corp 3 .362 02/15/50 303,456
200,000 Parker-Hannifin Corp 2 .700 06/14/24 192,537
300,000 Parker-Hannifin Corp 3 .300 11/21/24 289,447
650,000 Parker-Hannifin Corp 3 .250 03/01/27 599,542
1,500,000 Parker-Hannifin Corp 4 .250 09/15/27 1,428,680
1,825,000 Parker-Hannifin Corp 3 .250 06/14/29 1,606,929
1,500,000 Parker-Hannifin Corp 4 .500 09/15/29 1,414,067
200,000 Parker-Hannifin Corp 4 .200 11/21/34 174,437

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 200,000 Parker-Hannifin Corp 4 .450% 11/21/44 $ 163,483
750,000 Parker-Hannifin Corp 4 .100 03/01/47 588,608
225,000 Parker-Hannifin Corp 4 .000 06/14/49 173,404
500,000 Pentair Finance Sarl 5 .900 07/15/32 472,524
775,000 Precision Castparts Corp 3 .250 06/15/25 747,953
400,000 Precision Castparts Corp 4 .200 06/15/35 362,554
100,000 Precision Castparts Corp 3 .900 01/15/43 80,504
1,000,000 Quanta Services, Inc 2 .900 10/01/30 799,235
600,000 Quanta Services, Inc 2 .350 01/15/32 441,425
1,000,000 Quanta Services, Inc 3 .050 10/01/41 635,514
52,000 Raytheon Technologies Corp 3 .650 08/16/23 51,495
500,000 Raytheon Technologies Corp 3 .200 03/15/24 488,890
300,000 Raytheon Technologies Corp 3 .150 12/15/24 291,951
1,325,000 Raytheon Technologies Corp 3 .500 03/15/27 1,240,841
200,000 Raytheon Technologies Corp 7 .200 08/15/27 218,496
2,550,000 Raytheon Technologies Corp 4 .125 11/16/28 2,382,488
4,500,000 Raytheon Technologies Corp 2 .250 07/01/30 3,636,688
1,000,000 Raytheon Technologies Corp 1 .900 09/01/31 763,344
1,000,000 Raytheon Technologies Corp 2 .375 03/15/32 785,340
100,000 Raytheon Technologies Corp 4 .700 12/15/41 86,881
2,150,000 Raytheon Technologies Corp 4 .500 06/01/42 1,838,631
125,000 Raytheon Technologies Corp 4 .800 12/15/43 110,259
150,000 Raytheon Technologies Corp 4 .200 12/15/44 117,843
700,000 Raytheon Technologies Corp 4 .350 04/15/47 582,518
2,000,000 Raytheon Technologies Corp 3 .125 07/01/50 1,344,532
1,000,000 Raytheon Technologies Corp 2 .820 09/01/51 627,229
1,000,000 Raytheon Technologies Corp 3 .030 03/15/52 652,393
400,000 Rockwell Automation, Inc 3 .500 03/01/29 367,434
150,000 Rockwell Automation, Inc 1 .750 08/15/31 115,151
400,000 Rockwell Automation, Inc 4 .200 03/01/49 331,424
1,000,000 Rockwell Automation, Inc 2 .800 08/15/61 575,194
200,000 Snap-on, Inc 3 .250 03/01/27 187,725
200,000 Snap-on, Inc 4 .100 03/01/48 171,373
500,000 Snap-on, Inc 3 .100 05/01/50 356,991
500,000 Stanley Black & Decker, Inc 3 .400 03/01/26 472,231
300,000 Stanley Black & Decker, Inc 4 .250 11/15/28 282,648
1,000,000 Stanley Black & Decker, Inc 2 .300 03/15/30 807,353
1,000,000 e Stanley Black & Decker, Inc 3 .000 05/15/32 817,413
100,000 Stanley Black & Decker, Inc 5 .200 09/01/40 93,893
425,000 Stanley Black & Decker, Inc 4 .850 11/15/48 374,367
1,500,000 Stanley Black & Decker, Inc 2 .750 11/15/50 902,138
450,000 Stanley Black & Decker, Inc 4 .000 03/15/60 387,986
150,000 Textron, Inc 4 .000 03/15/26 143,122
500,000 Textron, Inc 3 .650 03/15/27 459,316
100,000 Textron, Inc 3 .375 03/01/28 89,057
750,000 Textron, Inc 3 .900 09/17/29 663,042
500,000 Textron, Inc 3 .000 06/01/30 411,687
300,000 Textron, Inc 2 .450 03/15/31 230,129
250,000 Timken Co 3 .875 09/01/24 244,129
200,000 Timken Co 4 .500 12/15/28 182,637
1,000,000 Timken Co 4 .125 04/01/32 866,488
100,000 Trimble, Inc 4 .150 06/15/23 99,638
625,000 Trimble, Inc 4 .900 06/15/28 594,392
725,000 United Technologies Corp 3 .125 05/04/27 664,932
750,000 United Technologies Corp 4 .450 11/16/38 653,329
1,650,000 United Technologies Corp 4 .150 05/15/45 1,322,356
2,325,000 United Technologies Corp 4 .625 11/16/48 2,004,804
200,000 Valmont Industries, Inc 5 .000 10/01/44 168,493
200,000 Valmont Industries, Inc 5 .250 10/01/54 172,933
600,000 Wabtec Corp 4 .400 03/15/24 588,701

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 300,000 Wabtec Corp 3 .450% 11/15/26 $ 271,052
875,000 Wabtec Corp 4 .950 09/15/28 808,834
500,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 466,075
750,000 WW Grainger, Inc 1 .850 02/15/25 702,972
800,000 WW Grainger, Inc 4 .600 06/15/45 721,360
200,000 WW Grainger, Inc 3 .750 05/15/46 156,157
125,000 WW Grainger, Inc 4 .200 05/15/47 103,745
775,000 Xylem, Inc 3 .250 11/01/26 719,715
225,000 Xylem, Inc 1 .950 01/30/28 189,896
150,000 Xylem, Inc 2 .250 01/30/31 119,930
100,000 Xylem, Inc 4 .375 11/01/46 82,603
TOTAL CAPITAL GOODS 219,333,697
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
750,000 BayCare Health System, Inc 3 .831 11/15/50 596,916
1,000,000 CGI, Inc 1 .450 09/14/26 864,573
1,000,000 CGI, Inc 2 .300 09/14/31 738,025
225,000 g Daimler Finance North America LLC 3 .650 02/22/24 220,765
925,000 Daimler Finance North America LLC 8 .500 01/18/31 1,101,615
200,000 Equifax, Inc 3 .300 12/15/22 199,924
125,000 Equifax, Inc 2 .600 12/15/25 114,310
1,000,000 Equifax, Inc 5 .100 12/15/27 967,492
100,000 Equifax, Inc 3 .100 05/15/30 83,018
2,000,000 Equifax, Inc 2 .350 09/15/31 1,502,597
865,000 Fred Hutchinson Cancer Center 4 .966 01/01/52 795,746
500,000 Leidos, Inc 2 .950 05/15/23 493,910
500,000 Leidos, Inc 3 .625 05/15/25 479,180
100,000 Leidos, Inc 4 .375 05/15/30 87,641
1,000,000 Leidos, Inc 2 .300 02/15/31 740,920
380,000 MidMichigan Health 3 .409 06/01/50 264,318
100,000 Partners Healthcare System, Inc 3 .765 07/01/48 77,329
750,000 Partners Healthcare System, Inc 3 .192 07/01/49 522,747
100,000 Partners Healthcare System, Inc 4 .117 07/01/55 82,819
1,000,000 Partners Healthcare System, Inc 3 .342 07/01/60 666,019
725,000 RELX Capital, Inc 3 .500 03/16/23 720,351
625,000 RELX Capital, Inc 4 .000 03/18/29 573,970
100,000 RELX Capital, Inc 3 .000 05/22/30 84,367
275,000 RELX Capital, Inc 4 .750 05/20/32 258,734
750,000 Republic Services, Inc 3 .200 03/15/25 716,891
275,000 Republic Services, Inc 0 .875 11/15/25 241,725
900,000 Republic Services, Inc 2 .900 07/01/26 826,781
100,000 Republic Services, Inc 3 .375 11/15/27 91,448
500,000 Republic Services, Inc 2 .300 03/01/30 410,554
1,000,000 Republic Services, Inc 1 .450 02/15/31 746,615
575,000 Republic Services, Inc 1 .750 02/15/32 428,497
1,000,000 Republic Services, Inc 2 .375 03/15/33 767,165
1,000,000 Republic Services, Inc 3 .050 03/01/50 674,710
880,000 Rockefeller Foundation 2 .492 10/01/50 550,300
600,000 Thomson Reuters Corp 4 .300 11/23/23 595,432
1,200,000 Thomson Reuters Corp 3 .350 05/15/26 1,124,281
145,000 Thomson Reuters Corp 5 .850 04/15/40 138,733
200,000 Thomson Reuters Corp 5 .650 11/23/43 185,363
1,000,000 Triton Container International Ltd 3 .250 03/15/32 739,454
500,000 Verisk Analytics, Inc 4 .000 06/15/25 484,019
850,000 Verisk Analytics, Inc 4 .125 03/15/29 775,379
300,000 Verisk Analytics, Inc 5 .500 06/15/45 277,969
200,000 Verisk Analytics, Inc 3 .625 05/15/50 136,370
750,000 Waste Connections, Inc 3 .500 05/01/29 672,550
500,000 Waste Connections, Inc 2 .600 02/01/30 417,295
700,000 Waste Connections, Inc 2 .200 01/15/32 541,580

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 100,000 Waste Connections, Inc 3 .200% 06/01/32 $ 83,721
425,000 Waste Connections, Inc 4 .200 01/15/33 385,034
500,000 Waste Connections, Inc 3 .050 04/01/50 333,506
575,000 Waste Connections, Inc 2 .950 01/15/52 372,010
1,225,000 e Waste Management, Inc 3 .150 11/15/27 1,120,221
500,000 Waste Management, Inc 1 .150 03/15/28 410,000
1,000,000 Waste Management, Inc 2 .000 06/01/29 824,854
1,000,000 Waste Management, Inc 1 .500 03/15/31 758,152
1,500,000 Waste Management, Inc 4 .150 04/15/32 1,387,533
1,000,000 Waste Management, Inc 2 .950 06/01/41 718,580
250,000 Waste Management, Inc 2 .500 11/15/50 152,245
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 30,326,253
CONSUMER DURABLES & APPAREL - 0 .1%
500,000 Brunswick Corp 0 .850 08/18/24 460,428
1,000,000 Brunswick Corp 2 .400 08/18/31 694,887
500,000 Brunswick Corp 4 .400 09/15/32 403,253
161,000 Coach, Inc 4 .125 07/15/27 148,859
750,000 DR Horton, Inc 2 .500 10/15/24 713,185
500,000 DR Horton, Inc 2 .600 10/15/25 459,069
1,000,000 DR Horton, Inc 1 .300 10/15/26 837,122
1,000,000 e DR Horton, Inc 1 .400 10/15/27 807,205
750,000 Hasbro, Inc 3 .550 11/19/26 695,204
775,000 Hasbro, Inc 3 .500 09/15/27 705,799
1,000,000 Hasbro, Inc 3 .900 11/19/29 874,617
100,000 Hasbro, Inc 6 .350 03/15/40 95,490
200,000 Hasbro, Inc 5 .100 05/15/44 162,253
475,000 Leggett & Platt, Inc 3 .500 11/15/27 427,975
350,000 Leggett & Platt, Inc 4 .400 03/15/29 325,584
1,000,000 Leggett & Platt, Inc 3 .500 11/15/51 676,234
1,900,000 Lennar Corp 4 .750 11/29/27 1,754,270
500,000 MDC Holdings, Inc 3 .966 08/06/61 263,896
100,000 Mohawk Industries, Inc 3 .850 02/01/23 99,935
750,000 e Mohawk Industries, Inc 3 .625 05/15/30 624,050
650,000 NIKE, Inc 2 .375 11/01/26 593,302
300,000 NIKE, Inc 3 .625 05/01/43 233,888
825,000 e NIKE, Inc 3 .875 11/01/45 668,420
200,000 NIKE, Inc 3 .375 11/01/46 150,512
2,440,000 NIKE, Inc 3 .375 03/27/50 1,792,140
1,000,000 NVR, Inc 3 .000 05/15/30 816,420
200,000 Ralph Lauren Corp 3 .750 09/15/25 194,269
1,000,000 Ralph Lauren Corp 2 .950 06/15/30 841,935
450,000 Tapestry, Inc 3 .050 03/15/32 335,734
400,000 VF Corp 2 .400 04/23/25 373,734
1,000,000 VF Corp 2 .800 04/23/27 901,906
200,000 VF Corp 2 .950 04/23/30 164,299
100,000 Whirlpool Corp 3 .700 03/01/23 99,578
100,000 Whirlpool Corp 4 .000 03/01/24 98,929
925,000 Whirlpool Corp 4 .750 02/26/29 868,303
500,000 Whirlpool Corp 2 .400 05/15/31 383,700
475,000 Whirlpool Corp 4 .700 05/14/32 431,528
200,000 Whirlpool Corp 4 .500 06/01/46 150,033
775,000 Whirlpool Corp 4 .600 05/15/50 580,134
TOTAL CONSUMER DURABLES & APPAREL 20,908,079
CONSUMER SERVICES - 0 .5%
14,500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 13,928,270
3,150,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 2,838,914
9,375,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 8,147,625
200,000 Block Financial LLC 5 .250 10/01/25 197,018

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,000,000 Block Financial LLC 2 .500% 07/15/28 $ 825,920
750,000 Block Financial LLC 3 .875 08/15/30 640,524
300,000 Board of Trustees of The Leland Stanford Junior
University
3 .647 05/01/48 251,967
300,000 Booking Holdings, Inc 3 .650 03/15/25 290,958
300,000 Booking Holdings, Inc 3 .600 06/01/26 284,458
900,000 Booking Holdings, Inc 3 .550 03/15/28 821,141
1,100,000 Booking Holdings, Inc 4 .625 04/13/30 1,033,818
1,000,000 Brown University in Providence in the State of Rhode
Island and Providence Plant
2 .924 09/01/50 716,929
1,000,000 California Endowment 2 .498 04/01/51 634,060
1,000,000 Case Western Reserve University 5 .405 06/01/22 921,982
500,000 Choice Hotels International, Inc 3 .700 12/01/29 421,485
675,000 Cintas Corp No 2 3 .700 04/01/27 639,869
1,325,000 Cintas Corp No 2 4 .000 05/01/32 1,215,872
1,000,000 Claremont McKenna College 3 .775 01/01/22 651,044
500,000 CommonSpirit Health 2 .950 11/01/22 499,485
750,000 CommonSpirit Health 2 .760 10/01/24 713,617
1,000,000 CommonSpirit Health 3 .347 10/01/29 846,558
1,000,000 CommonSpirit Health 2 .782 10/01/30 798,088
300,000 CommonSpirit Health 4 .350 11/01/42 236,394
750,000 CommonSpirit Health 3 .817 10/01/49 544,403
715,000 CommonSpirit Health 4 .187 10/01/49 534,793
500,000 CommonSpirit Health 3 .910 10/01/50 355,620
200,000 Darden Restaurants, Inc 3 .850 05/01/27 187,229
300,000 Darden Restaurants, Inc 4 .550 02/15/48 225,799
500,000 Emory University 2 .143 09/01/30 413,202
500,000 Emory University 2 .969 09/01/50 351,011
1,200,000 Expedia Group, Inc 5 .000 02/15/26 1,179,946
750,000 Expedia Group, Inc 4 .625 08/01/27 704,328
175,000 Expedia Group, Inc 3 .800 02/15/28 155,415
750,000 Expedia Group, Inc 3 .250 02/15/30 608,257
270,000 Expedia Group, Inc 2 .950 03/15/31 209,460
2,000,000 Howard University 5 .209 10/01/52 1,687,688
200,000 Hyatt Hotels Corp 3 .375 07/15/23 197,930
1,000,000 Hyatt Hotels Corp 1 .800 10/01/24 937,538
100,000 Hyatt Hotels Corp 5 .625 04/23/25 98,881
100,000 Hyatt Hotels Corp 4 .850 03/15/26 97,215
200,000 Hyatt Hotels Corp 4 .375 09/15/28 179,964
1,100,000 Hyatt Hotels Corp 6 .000 04/23/30 1,066,279
750,000 Johns Hopkins University 2 .813 01/01/60 464,609
500,000 Leland Stanford Junior University 1 .289 06/01/27 430,614
1,000,000 Leland Stanford Junior University 2 .413 06/01/50 635,539
300,000 Marriott International, Inc 4 .150 12/01/23 296,617
300,000 Marriott International, Inc 3 .600 04/15/24 292,914
14,000 Marriott International, Inc 5 .750 05/01/25 14,138
500,000 Marriott International, Inc 5 .000 10/15/27 482,868
1,250,000 Marriott International, Inc 4 .000 04/15/28 1,131,870
300,000 Marriott International, Inc 4 .650 12/01/28 279,307
400,000 Marriott International, Inc 4 .625 06/15/30 361,472
1,000,000 Marriott International, Inc 2 .850 04/15/31 785,162
1,500,000 Marriott International, Inc 3 .500 10/15/32 1,206,333
2,000,000 Marriott International, Inc 2 .750 10/15/33 1,451,791
1,500,000 Massachusetts Institute of Technology 2 .989 07/01/50 1,091,129
1,000,000 Massachusetts Institute of Technology 2 .294 07/01/51 613,662
1,000,000 Massachusetts Institute of Technology 3 .067 04/01/52 723,816
750,000 Massachusetts Institute of Technology 5 .600 07/01/11 751,528
200,000 Massachusetts Institute of Technology 4 .678 07/01/14 169,823
300,000 Massachusetts Institute of Technology 3 .885 07/01/16 212,341
2,000,000 McDonald's Corp 3 .300 07/01/25 1,923,220
150,000 McDonald's Corp 1 .450 09/01/25 136,767

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 2,950,000 McDonald's Corp 3 .700% 01/30/26 $ 2,843,939
300,000 McDonald's Corp 3 .500 03/01/27 284,108
775,000 McDonald's Corp 3 .800 04/01/28 727,971
1,250,000 McDonald's Corp 2 .625 09/01/29 1,066,818
500,000 McDonald's Corp 2 .125 03/01/30 407,447
200,000 McDonald's Corp 4 .600 09/09/32 191,072
2,225,000 McDonald's Corp 4 .700 12/09/35 2,031,530
250,000 McDonald's Corp 6 .300 10/15/37 258,688
100,000 McDonald's Corp 6 .300 03/01/38 104,827
250,000 McDonald's Corp 4 .600 05/26/45 212,523
1,275,000 McDonald's Corp 4 .875 12/09/45 1,128,515
725,000 McDonald's Corp 4 .450 03/01/47 607,350
625,000 McDonald's Corp 4 .450 09/01/48 521,291
1,825,000 McDonald's Corp 3 .625 09/01/49 1,328,729
1,350,000 McDonald's Corp 4 .200 04/01/50 1,082,686
500,000 McDonald's Corp 5 .150 09/09/52 464,909
735,000 Nature Conservancy 3 .957 03/01/52 598,196
750,000 Northeastern University 2 .894 10/01/50 498,448
200,000 Northwestern University 3 .868 12/01/48 168,134
750,000 Northwestern University 2 .640 12/01/50 498,602
200,000 Northwestern University 3 .662 12/01/57 154,273
1,000,000 Novant Health, Inc 2 .637 11/01/36 726,937
1,000,000 Novant Health, Inc 3 .318 11/01/61 663,872
1,000,000 President & Fellows of Harvard College 2 .517 10/15/50 642,614
750,000 President and Fellows of Harvard College 3 .619 10/01/37 647,782
200,000 President and Fellows of Harvard College 3 .150 07/15/46 152,872
1,000,000 President and Fellows of Harvard College 3 .745 11/15/52 832,579
200,000 President and Fellows of Harvard College 3 .300 07/15/56 149,313
525,000 Starbucks Corp 3 .850 10/01/23 521,800
175,000 Starbucks Corp 2 .450 06/15/26 160,469
500,000 Starbucks Corp 2 .000 03/12/27 438,333
750,000 Starbucks Corp 3 .500 03/01/28 695,090
650,000 Starbucks Corp 4 .000 11/15/28 608,037
750,000 Starbucks Corp 3 .550 08/15/29 681,303
500,000 Starbucks Corp 2 .250 03/12/30 404,615
1,500,000 Starbucks Corp 2 .550 11/15/30 1,223,307
2,000,000 e Starbucks Corp 3 .000 02/14/32 1,655,412
200,000 e Starbucks Corp 4 .300 06/15/45 161,409
200,000 Starbucks Corp 3 .750 12/01/47 147,241
650,000 Starbucks Corp 4 .500 11/15/48 529,516
1,000,000 Starbucks Corp 4 .450 08/15/49 817,038
500,000 Starbucks Corp 3 .350 03/12/50 340,891
1,000,000 Starbucks Corp 3 .500 11/15/50 699,777
1,000,000 Thomas Jefferson University 3 .847 11/01/57 735,328
200,000 Trinity Acquisition plc 4 .400 03/15/26 191,988
500,000 Trustees of Boston College 3 .129 07/01/52 349,345
100,000 Trustees of Boston University 4 .061 10/01/48 83,123
1,000,000 Trustees of Princeton University 2 .516 07/01/50 676,943
665,000 Trustees of Princeton University 4 .201 03/01/52 601,201
1,000,000 University of Chicago 3 .000 10/01/52 701,108
1,000,000 University of Miami 4 .063 04/01/52 820,058
1,000,000 University of Southern California 2 .945 10/01/51 697,445
1,000,000 University of Southern California 3 .226 10/01/20 569,364
1,000,000 Washington University 3 .524 04/15/54 776,065
500,000 Washington University 4 .349 04/15/22 386,746
200,000 Wesleyan University 4 .781 07/01/16 163,912
500,000 Yale University 0 .873 04/15/25 457,919
750,000 Yale University 1 .482 04/15/30 600,349

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 750,000 Yale University 2 .402% 04/15/50 $ 485,478
TOTAL CONSUMER SERVICES 97,123,109
DIVERSIFIED FINANCIALS - 2 .7%
200,000 AerCap Ireland Capital DAC 3 .300 01/23/23 198,880
300,000 AerCap Ireland Capital DAC 4 .125 07/03/23 297,652
1,500,000 AerCap Ireland Capital DAC 4 .500 09/15/23 1,478,400
600,000 AerCap Ireland Capital DAC 4 .875 01/16/24 590,263
1,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 960,406
750,000 AerCap Ireland Capital DAC 2 .875 08/14/24 705,312
2,000,000 AerCap Ireland Capital DAC 1 .650 10/29/24 1,827,174
2,000,000 AerCap Ireland Capital DAC 1 .750 10/29/24 1,819,404
1,675,000 AerCap Ireland Capital DAC 3 .500 01/15/25 1,574,067
1,000,000 AerCap Ireland Capital DAC 6 .500 07/15/25 998,195
300,000 AerCap Ireland Capital DAC 4 .450 10/01/25 283,165
500,000 AerCap Ireland Capital DAC 1 .750 01/30/26 427,597
500,000 AerCap Ireland Capital DAC 4 .450 04/03/26 466,449
2,500,000 AerCap Ireland Capital DAC 2 .450 10/29/26 2,109,017
250,000 AerCap Ireland Capital DAC 3 .650 07/21/27 218,319
1,000,000 AerCap Ireland Capital DAC 4 .625 10/15/27 897,964
200,000 AerCap Ireland Capital DAC 3 .875 01/23/28 172,620
1,450,000 AerCap Ireland Capital DAC 3 .000 10/29/28 1,162,850
700,000 AerCap Ireland Capital DAC 3 .300 01/30/32 526,448
2,000,000 AerCap Ireland Capital DAC 3 .400 10/29/33 1,451,078
800,000 AerCap Ireland Capital DAC 3 .850 10/29/41 531,405
200,000 Affiliated Managers Group, Inc 4 .250 02/15/24 198,133
1,000,000 Affiliated Managers Group, Inc 3 .300 06/15/30 826,120
20,000 Ahold Finance USA LLC 6 .875 05/01/29 20,972
2,000,000 Ally Financial, Inc 1 .450 10/02/23 1,930,658
500,000 Ally Financial, Inc 5 .800 05/01/25 502,097
1,000,000 Ally Financial, Inc 4 .750 06/09/27 922,578
1,000,000 Ally Financial, Inc 2 .200 11/02/28 772,569
2,000,000 Ally Financial, Inc 8 .000 11/01/31 2,096,715
2,000,000 American Express Co 3 .700 08/03/23 1,987,220
750,000 American Express Co 3 .000 10/30/24 723,649
1,500,000 American Express Co 3 .950 08/01/25 1,452,836
1,000,000 American Express Co 4 .200 11/06/25 975,716
2,500,000 American Express Co 3 .125 05/20/26 2,337,835
2,000,000 American Express Co 1 .650 11/04/26 1,743,882
1,500,000 American Express Co 2 .550 03/04/27 1,336,064
575,000 American Express Co 4 .050 05/03/29 529,206
2,700,000 American Express Co 4 .989 05/26/33 2,507,658
1,000,000 American Express Co 4 .420 08/03/33 909,474
525,000 American Express Co 4 .050 12/03/42 425,750
300,000 American Honda Finance Corp 3 .450 07/14/23 297,551
500,000 American Honda Finance Corp 3 .625 10/10/23 495,637
300,000 American Honda Finance Corp 3 .550 01/12/24 295,510
200,000 American Honda Finance Corp 2 .900 02/16/24 194,957
1,000,000 American Honda Finance Corp 2 .400 06/27/24 960,464
1,000,000 American Honda Finance Corp 0 .550 07/12/24 928,361
500,000 American Honda Finance Corp 2 .150 09/10/24 475,661
1,000,000 American Honda Finance Corp 1 .200 07/08/25 904,792
750,000 American Honda Finance Corp 1 .000 09/10/25 671,630
3,000,000 American Honda Finance Corp 1 .300 09/09/26 2,612,698
100,000 American Honda Finance Corp 2 .300 09/09/26 90,241
1,000,000 American Honda Finance Corp 2 .350 01/08/27 896,068
500,000 American Honda Finance Corp 3 .500 02/15/28 459,915
1,000,000 American Honda Finance Corp 2 .250 01/12/29 840,328
1,000,000 American Honda Finance Corp 1 .800 01/13/31 776,267
875,000 Ameriprise Financial, Inc 4 .000 10/15/23 868,473

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 300,000 Ameriprise Financial, Inc 3 .700% 10/15/24 $ 292,713
125,000 Ameriprise Financial, Inc 3 .000 04/02/25 119,356
200,000 Ameriprise Financial, Inc 2 .875 09/15/26 184,962
350,000 Ameriprise Financial, Inc 4 .500 05/13/32 329,352
1,000,000 Andrew W Mellon Foundation 0 .947 08/01/27 853,784
600,000 Ares Capital Corp 3 .500 02/10/23 596,928
850,000 Ares Capital Corp 4 .200 06/10/24 822,923
500,000 Ares Capital Corp 4 .250 03/01/25 472,337
500,000 Ares Capital Corp 3 .250 07/15/25 456,711
1,200,000 Ares Capital Corp 3 .875 01/15/26 1,091,770
1,500,000 Ares Capital Corp 2 .150 07/15/26 1,257,110
1,500,000 Ares Capital Corp 2 .875 06/15/28 1,180,593
750,000 Ares Capital Corp 3 .200 11/15/31 534,592
227,000 AXA Equitable Holdings, Inc 3 .900 04/20/23 225,806
1,375,000 AXA Equitable Holdings, Inc 4 .350 04/20/28 1,288,037
975,000 AXA Equitable Holdings, Inc 5 .000 04/20/48 816,653
350,000 Bank of New York Mellon Corp 3 .650 02/04/24 345,036
800,000 Bank of New York Mellon Corp 3 .250 09/11/24 778,901
1,750,000 Bank of New York Mellon Corp 2 .100 10/24/24 1,658,118
500,000 Bank of New York Mellon Corp 3 .000 02/24/25 481,361
725,000 Bank of New York Mellon Corp 1 .600 04/24/25 669,635
2,000,000 Bank of New York Mellon Corp 3 .350 04/25/25 1,931,669
1,500,000 Bank of New York Mellon Corp 0 .750 01/28/26 1,317,026
500,000 Bank of New York Mellon Corp 2 .800 05/04/26 468,326
1,000,000 Bank of New York Mellon Corp 4 .414 07/24/26 977,022
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 457,001
1,000,000 Bank of New York Mellon Corp 2 .050 01/26/27 887,104
300,000 Bank of New York Mellon Corp 3 .250 05/16/27 280,509
1,000,000 Bank of New York Mellon Corp 3 .400 01/29/28 915,999
600,000 Bank of New York Mellon Corp 3 .850 04/28/28 562,386
2,000,000 Bank of New York Mellon Corp 1 .650 07/14/28 1,659,350
400,000 Bank of New York Mellon Corp 3 .300 08/23/29 352,531
500,000 Bank of New York Mellon Corp 4 .596 07/26/30 473,801
1,500,000 Bank of New York Mellon Corp 1 .650 01/28/31 1,143,556
1,000,000 Bank of New York Mellon Corp 1 .800 07/28/31 763,417
500,000 Bank of New York Mellon Corp 4 .289 06/13/33 457,516
1,000,000 g Barings BDC, Inc 3 .300 11/23/26 829,437
2,400,000 Berkshire Hathaway, Inc 3 .125 03/15/26 2,277,343
800,000 Berkshire Hathaway, Inc 4 .500 02/11/43 711,881
250,000 BGC Partners, Inc 5 .375 07/24/23 249,813
500,000 BGC Partners, Inc 3 .750 10/01/24 480,027
1,000,000 BlackRock TCP Capital Corp 2 .850 02/09/26 881,351
500,000 BlackRock, Inc 3 .500 03/18/24 492,815
850,000 BlackRock, Inc 3 .250 04/30/29 764,703
1,450,000 BlackRock, Inc 1 .900 01/28/31 1,132,057
2,000,000 BlackRock, Inc 2 .100 02/25/32 1,528,563
750,000 Blackstone Secured Lending Fund 3 .650 07/14/23 741,574
750,000 Blackstone Secured Lending Fund 3 .625 01/15/26 684,770
1,400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 1,201,742
1,000,000 Blackstone Secured Lending Fund 2 .125 02/15/27 806,591
1,025,000 BPCE S.A. 4 .000 04/15/24 1,007,047
300,000 BPCE S.A. 3 .375 12/02/26 276,144
300,000 Brookfield Asset Management, Inc 4 .000 01/15/25 292,468
1,000,000 Brookfield Finance I UK PLC 2 .340 01/30/32 747,866
1,000,000 Brookfield Finance LLC 3 .450 04/15/50 631,327
550,000 Brookfield Finance, Inc 4 .000 04/01/24 541,579
200,000 Brookfield Finance, Inc 4 .250 06/02/26 191,523
600,000 Brookfield Finance, Inc 3 .900 01/25/28 540,232
600,000 Brookfield Finance, Inc 4 .850 03/29/29 560,964
725,000 Brookfield Finance, Inc 4 .700 09/20/47 576,248

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 Brookfield Finance, Inc 3 .500% 03/30/51 $ 630,891
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 655,325
1,925,000 Capital One Financial Corp 3 .200 01/30/23 1,917,556
150,000 Capital One Financial Corp 3 .500 06/15/23 148,967
300,000 Capital One Financial Corp 3 .900 01/29/24 295,626
750,000 Capital One Financial Corp 3 .300 10/30/24 722,514
125,000 Capital One Financial Corp 3 .200 02/05/25 118,732
625,000 Capital One Financial Corp 4 .250 04/30/25 607,363
850,000 Capital One Financial Corp 4 .200 10/29/25 817,290
750,000 Capital One Financial Corp 4 .985 07/24/26 733,237
700,000 Capital One Financial Corp 3 .750 07/28/26 647,176
1,075,000 Capital One Financial Corp 3 .750 03/09/27 989,645
1,000,000 Capital One Financial Corp 3 .650 05/11/27 917,627
1,000,000 Capital One Financial Corp 1 .878 11/02/27 849,135
2,700,000 Capital One Financial Corp 3 .800 01/31/28 2,439,850
1,400,000 Capital One Financial Corp 4 .927 05/10/28 1,333,832
2,000,000 Capital One Financial Corp 3 .273 03/01/30 1,672,264
750,000 Capital One Financial Corp 5 .247 07/26/30 698,401
2,525,000 Capital One Financial Corp 2 .359 07/29/32 1,788,376
1,000,000 Capital One Financial Corp 2 .618 11/02/32 748,358
1,000,000 Cboe Global Markets, Inc 1 .625 12/15/30 758,945
500,000 Cboe Global Markets, Inc 3 .000 03/16/32 410,988
450,000 CBOE Holdings, Inc 3 .650 01/12/27 425,027
200,000 Celanese US Holdings LLC 3 .500 05/08/24 191,137
1,000,000 Celanese US Holdings LLC 6 .050 03/15/25 976,846
1,000,000 Celanese US Holdings LLC 1 .400 08/05/26 815,359
1,000,000 Celanese US Holdings LLC 6 .165 07/15/27 946,405
1,000,000 Celanese US Holdings LLC 6 .330 07/15/29 932,025
1,000,000 Celanese US Holdings LLC 6 .379 07/15/32 929,270
300,000 Charles Schwab Corp 3 .550 02/01/24 295,543
300,000 Charles Schwab Corp 3 .750 04/01/24 296,235
200,000 Charles Schwab Corp 3 .000 03/10/25 191,697
350,000 Charles Schwab Corp 3 .625 04/01/25 340,802
1,250,000 Charles Schwab Corp 3 .850 05/21/25 1,221,121
1,500,000 Charles Schwab Corp 0 .900 03/11/26 1,310,091
1,500,000 Charles Schwab Corp 1 .150 05/13/26 1,312,177
500,000 Charles Schwab Corp 3 .200 03/02/27 465,325
350,000 Charles Schwab Corp 2 .450 03/03/27 314,091
525,000 Charles Schwab Corp 3 .300 04/01/27 490,654
200,000 Charles Schwab Corp 3 .200 01/25/28 183,125
2,000,000 Charles Schwab Corp 2 .000 03/20/28 1,721,460
300,000 Charles Schwab Corp 4 .000 02/01/29 281,676
500,000 Charles Schwab Corp 2 .750 10/01/29 428,657
1,500,000 Charles Schwab Corp 1 .650 03/11/31 1,131,176
1,500,000 Charles Schwab Corp 2 .300 05/13/31 1,196,786
1,000,000 Charles Schwab Corp 1 .950 12/01/31 761,511
1,000,000 Charles Schwab Corp 2 .900 03/03/32 823,688
1,500,000 CI Financial Corp 3 .200 12/17/30 1,087,242
1,000,000 CI Financial Corp 4 .100 06/15/51 594,865
475,000 CME Group, Inc 3 .000 03/15/25 455,149
500,000 CME Group, Inc 3 .750 06/15/28 471,755
1,500,000 CME Group, Inc 2 .650 03/15/32 1,233,128
400,000 CME Group, Inc 5 .300 09/15/43 397,323
500,000 CME Group, Inc 4 .150 06/15/48 430,049
2,000,000 Credit Suisse AG. 0 .495 02/02/24 1,862,823
2,900,000 Credit Suisse AG. 3 .625 09/09/24 2,767,589
1,050,000 Credit Suisse AG. 3 .700 02/21/25 985,568
500,000 Credit Suisse AG. 2 .950 04/09/25 459,855
1,000,000 Credit Suisse AG. 1 .250 08/07/26 825,813
1,350,000 Credit Suisse AG. 5 .000 07/09/27 1,244,860

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 2,300,000 Credit Suisse Group Funding Guernsey Ltd 3 .750% 03/26/25 $ 2,142,572
2,750,000 Credit Suisse Group Funding Guernsey Ltd 4 .550 04/17/26 2,530,049
1,750,000 Credit Suisse Group Funding Guernsey Ltd 4 .875 05/15/45 1,236,182
525,000 Deutsche Bank AG. 3 .700 05/30/24 506,968
1,000,000 Deutsche Bank AG. 2 .222 09/18/24 952,428
2,000,000 Deutsche Bank AG. 1 .447 04/01/25 1,840,026
1,000,000 Deutsche Bank AG. 4 .162 05/13/25 962,791
1,000,000 Deutsche Bank AG. 3 .961 11/26/25 933,554
1,800,000 e Deutsche Bank AG. 4 .100 01/13/26 1,701,268
2,000,000 Deutsche Bank AG. 1 .686 03/19/26 1,740,585
2,000,000 Deutsche Bank AG. 6 .119 07/14/26 1,942,357
2,000,000 Deutsche Bank AG. 2 .129 11/24/26 1,698,161
1,000,000 Deutsche Bank AG. 5 .371 09/09/27 965,141
1,050,000 Deutsche Bank AG. 2 .311 11/16/27 851,721
825,000 Deutsche Bank AG. 3 .547 09/18/31 629,026
100,000 Diageo Investment Corp 4 .250 05/11/42 84,472
700,000 Discover Financial Services 3 .950 11/06/24 682,235
200,000 Discover Financial Services 4 .500 01/30/26 189,675
350,000 Discover Financial Services 4 .100 02/09/27 321,798
200,000 E*TRADE Financial Corp 3 .800 08/24/27 184,764
300,000 E*TRADE Financial Corp 4 .500 06/20/28 285,216
300,000 Eaton Vance Corp 3 .625 06/15/23 298,033
200,000 Eaton Vance Corp 3 .500 04/06/27 184,832
1,000,000 FactSet Research Systems, Inc 2 .900 03/01/27 904,923
750,000 Ford Foundation 2 .415 06/01/50 463,114
525,000 Ford Foundation 2 .815 06/01/70 312,089
200,000 Franklin Resources, Inc 2 .850 03/30/25 190,959
1,500,000 Franklin Resources, Inc 1 .600 10/30/30 1,120,735
500,000 Franklin Resources, Inc 2 .950 08/12/51 315,208
750,000 FS KKR Capital Corp 4 .125 02/01/25 709,806
750,000 FS KKR Capital Corp 3 .400 01/15/26 661,749
1,000,000 FS KKR Capital Corp 2 .625 01/15/27 807,458
1,500,000 FS KKR Capital Corp 3 .125 10/12/28 1,164,805
500,000 GE Capital Funding LLC 3 .450 05/15/25 475,431
3,000,000 GE Capital Funding LLC 4 .550 05/15/32 2,779,722
2,401,000 GE Capital International Funding Co 4 .418 11/15/35 2,151,106
1,125,000 General Motors Financial Co, Inc 3 .700 05/09/23 1,116,846
725,000 General Motors Financial Co, Inc 4 .150 06/19/23 721,505
650,000 General Motors Financial Co, Inc 5 .100 01/17/24 647,632
725,000 General Motors Financial Co, Inc 3 .950 04/13/24 707,114
125,000 General Motors Financial Co, Inc 4 .000 01/15/25 120,086
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 934,308
1,500,000 General Motors Financial Co, Inc 3 .800 04/07/25 1,428,774
5,175,000 General Motors Financial Co, Inc 4 .350 04/09/25 4,996,957
3,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 2,763,426
450,000 General Motors Financial Co, Inc 4 .300 07/13/25 430,589
500,000 General Motors Financial Co, Inc 1 .250 01/08/26 429,733
275,000 General Motors Financial Co, Inc 5 .250 03/01/26 267,609
1,000,000 General Motors Financial Co, Inc 1 .500 06/10/26 849,868
525,000 General Motors Financial Co, Inc 4 .000 10/06/26 485,561
1,400,000 General Motors Financial Co, Inc 4 .350 01/17/27 1,297,918
2,000,000 e General Motors Financial Co, Inc 2 .350 02/26/27 1,697,020
800,000 General Motors Financial Co, Inc 5 .000 04/09/27 758,327
1,000,000 General Motors Financial Co, Inc 2 .700 08/20/27 846,719
1,100,000 General Motors Financial Co, Inc 3 .850 01/05/28 968,976
2,000,000 General Motors Financial Co, Inc 2 .400 04/10/28 1,599,602
1,850,000 General Motors Financial Co, Inc 2 .400 10/15/28 1,462,101
2,400,000 General Motors Financial Co, Inc 5 .650 01/17/29 2,269,164
1,000,000 General Motors Financial Co, Inc 4 .300 04/06/29 869,128
1,500,000 General Motors Financial Co, Inc 3 .600 06/21/30 1,215,030

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 2,000,000 General Motors Financial Co, Inc 2 .350% 01/08/31 $ 1,451,317
475,000 General Motors Financial Co, Inc 2 .700 06/10/31 348,690
2,000,000 General Motors Financial Co, Inc 3 .100 01/12/32 1,508,463
500,000 Goldman Sachs BDC, Inc 3 .750 02/10/25 480,050
500,000 Goldman Sachs BDC, Inc 2 .875 01/15/26 453,344
2,575,000 Goldman Sachs Group, Inc 3 .625 02/20/24 2,530,112
2,025,000 Goldman Sachs Group, Inc 4 .000 03/03/24 1,995,209
425,000 Goldman Sachs Group, Inc 3 .850 07/08/24 415,346
600,000 Goldman Sachs Group, Inc 3 .500 01/23/25 576,573
250,000 Goldman Sachs Group, Inc 3 .500 04/01/25 238,801
1,100,000 Goldman Sachs Group, Inc 3 .750 05/22/25 1,053,272
2,375,000 Goldman Sachs Group, Inc 3 .272 09/29/25 2,262,279
575,000 Goldman Sachs Group, Inc 4 .250 10/21/25 554,999
700,000 Goldman Sachs Group, Inc 0 .855 02/12/26 624,541
1,125,000 Goldman Sachs Group, Inc 3 .750 02/25/26 1,065,588
425,000 Goldman Sachs Group, Inc 3 .500 11/16/26 392,772
2,700,000 Goldman Sachs Group, Inc 1 .093 12/09/26 2,329,898
125,000 Goldman Sachs Group, Inc 5 .950 01/15/27 125,456
3,950,000 Goldman Sachs Group, Inc 3 .850 01/26/27 3,670,210
2,600,000 Goldman Sachs Group, Inc 1 .431 03/09/27 2,235,246
2,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 1,905,253
5,000,000 Goldman Sachs Group, Inc 1 .542 09/10/27 4,224,213
6,500,000 Goldman Sachs Group, Inc 1 .948 10/21/27 5,558,561
2,000,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,735,278
3,000,000 Goldman Sachs Group, Inc 3 .615 03/15/28 2,730,151
4,475,000 Goldman Sachs Group, Inc 3 .691 06/05/28 4,046,405
2,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 1,876,993
8,525,000 Goldman Sachs Group, Inc 3 .814 04/23/29 7,558,270
550,000 Goldman Sachs Group, Inc 4 .223 05/01/29 499,882
2,500,000 Goldman Sachs Group, Inc 2 .600 02/07/30 2,015,940
2,500,000 Goldman Sachs Group, Inc 3 .800 03/15/30 2,167,657
5,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 3,696,557
2,050,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,589,012
2,550,000 Goldman Sachs Group, Inc 2 .383 07/21/32 1,922,664
1,500,000 Goldman Sachs Group, Inc 2 .650 10/21/32 1,149,701
2,000,000 Goldman Sachs Group, Inc 3 .102 02/24/33 1,588,509
900,000 Goldman Sachs Group, Inc 6 .750 10/01/37 897,015
2,425,000 Goldman Sachs Group, Inc 4 .017 10/31/38 1,915,314
4,525,000 Goldman Sachs Group, Inc 4 .411 04/23/39 3,749,260
2,475,000 Goldman Sachs Group, Inc 6 .250 02/01/41 2,458,001
1,900,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,287,281
2,000,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,384,892
1,225,000 Goldman Sachs Group, Inc 4 .800 07/08/44 1,014,623
1,650,000 Goldman Sachs Group, Inc 5 .150 05/22/45 1,376,820
200,000 Goldman Sachs Group, Inc 4 .750 10/21/45 166,770
1,250,000 Golub Capital BDC, Inc 2 .500 08/24/26 1,047,813
1,000,000 Golub Capital BDC, Inc 2 .050 02/15/27 801,861
1,000,000 Hercules Capital, Inc 3 .375 01/20/27 829,262
825,000 Intercontinental Exchange, Inc 3 .750 12/01/25 796,105
1,000,000 Intercontinental Exchange, Inc 3 .100 09/15/27 907,947
1,500,000 Intercontinental Exchange, Inc 4 .000 09/15/27 1,423,850
500,000 Intercontinental Exchange, Inc 3 .750 09/21/28 459,608
1,500,000 Intercontinental Exchange, Inc 4 .350 06/15/29 1,418,736
1,500,000 Intercontinental Exchange, Inc 2 .100 06/15/30 1,198,157
1,000,000 Intercontinental Exchange, Inc 1 .850 09/15/32 736,782
2,000,000 Intercontinental Exchange, Inc 4 .600 03/15/33 1,862,820
775,000 Intercontinental Exchange, Inc 2 .650 09/15/40 521,843
575,000 Intercontinental Exchange, Inc 4 .250 09/21/48 469,097
1,000,000 Intercontinental Exchange, Inc 3 .000 06/15/50 653,694
2,000,000 Intercontinental Exchange, Inc 4 .950 06/15/52 1,775,464

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 Intercontinental Exchange, Inc 3 .000% 09/15/60 $ 597,730
2,000,000 Intercontinental Exchange, Inc 5 .200 06/15/62 1,789,894
200,000 Invesco Finance plc 4 .000 01/30/24 197,191
800,000 Invesco Finance plc 3 .750 01/15/26 764,518
200,000 Invesco Finance plc 5 .375 11/30/43 178,243
2,000,000 J Paul Getty Trust 0 .391 01/01/24 1,901,538
300,000 Janus Capital Group, Inc 4 .875 08/01/25 293,154
1,000,000 Jefferies Group LLC 4 .850 01/15/27 955,926
600,000 Jefferies Group LLC 6 .450 06/08/27 608,296
1,000,000 Jefferies Group LLC 4 .150 01/23/30 853,771
1,000,000 Jefferies Group LLC 2 .625 10/15/31 725,462
1,000,000 Jefferies Group LLC 2 .750 10/15/32 712,444
3,000,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 2,952,510
150,000 Lazard Group LLC 3 .750 02/13/25 144,614
200,000 Lazard Group LLC 3 .625 03/01/27 183,591
325,000 Lazard Group LLC 4 .500 09/19/28 298,040
425,000 Lazard Group LLC 4 .375 03/11/29 390,150
400,000 Legg Mason, Inc 5 .625 01/15/44 378,431
1,250,000 Main Street Capital Corp 3 .000 07/14/26 1,052,387
1,200,000 Moody's Corp 3 .250 01/15/28 1,084,839
300,000 Moody's Corp 4 .250 02/01/29 283,389
500,000 Moody's Corp 4 .250 08/08/32 453,126
1,000,000 Moody's Corp 2 .750 08/19/41 664,816
200,000 Moody's Corp 5 .250 07/15/44 183,965
300,000 Moody's Corp 4 .875 12/17/48 265,487
750,000 Moody's Corp 3 .250 05/20/50 508,239
1,000,000 e Moody's Corp 3 .750 02/25/52 739,808
1,000,000 Moody's Corp 3 .100 11/29/61 609,317
4,092,000 Morgan Stanley 3 .700 10/23/24 3,988,287
2,000,000 Morgan Stanley 3 .620 04/17/25 1,942,328
6,000,000 Morgan Stanley 0 .790 05/30/25 5,522,409
1,025,000 Morgan Stanley 2 .720 07/22/25 972,321
500,000 Morgan Stanley 4 .000 07/23/25 483,948
950,000 Morgan Stanley 5 .000 11/24/25 937,797
575,000 Morgan Stanley 3 .875 01/27/26 548,478
4,000,000 Morgan Stanley 2 .630 02/18/26 3,726,728
2,000,000 Morgan Stanley 4 .679 07/17/26 1,947,445
500,000 Morgan Stanley 3 .125 07/27/26 460,407
400,000 Morgan Stanley 4 .350 09/08/26 380,970
5,000,000 Morgan Stanley 0 .985 12/10/26 4,311,437
2,750,000 Morgan Stanley 3 .625 01/20/27 2,558,113
1,975,000 Morgan Stanley 3 .950 04/23/27 1,835,335
4,975,000 Morgan Stanley 1 .593 05/04/27 4,298,826
3,325,000 Morgan Stanley 1 .512 07/20/27 2,831,857
2,000,000 Morgan Stanley 4 .210 04/20/28 1,871,434
1,575,000 Morgan Stanley 3 .591 07/22/28 1,416,854
4,850,000 Morgan Stanley 3 .772 01/24/29 4,361,808
3,475,000 Morgan Stanley 4 .431 01/23/30 3,194,432
5,000,000 Morgan Stanley 2 .699 01/22/31 4,053,852
500,000 Morgan Stanley 3 .622 04/01/31 432,115
5,000,000 Morgan Stanley 1 .794 02/13/32 3,654,105
150,000 Morgan Stanley 7 .250 04/01/32 162,894
2,500,000 Morgan Stanley 1 .928 04/28/32 1,825,110
4,000,000 Morgan Stanley 2 .239 07/21/32 3,004,870
3,500,000 Morgan Stanley 2 .511 10/20/32 2,674,793
3,000,000 Morgan Stanley 2 .943 01/21/33 2,371,690
2,000,000 Morgan Stanley 4 .889 07/20/33 1,853,125
1,300,000 Morgan Stanley 2 .484 09/16/36 931,617
1,000,000 Morgan Stanley 5 .297 04/20/37 898,558
725,000 Morgan Stanley 3 .971 07/22/38 578,435

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 2,675,000 Morgan Stanley 4 .457% 04/22/39 $ 2,262,589
1,525,000 Morgan Stanley 3 .217 04/22/42 1,062,811
275,000 Morgan Stanley 6 .375 07/24/42 285,369
175,000 Morgan Stanley 4 .300 01/27/45 138,519
2,200,000 Morgan Stanley 4 .375 01/22/47 1,757,509
900,000 Morgan Stanley 5 .597 03/24/51 861,465
1,425,000 Morgan Stanley 2 .802 01/25/52 860,268
400,000 NASDAQ, Inc 3 .850 06/30/26 381,542
1,000,000 NASDAQ, Inc 1 .650 01/15/31 744,623
1,000,000 NASDAQ, Inc 2 .500 12/21/40 626,853
500,000 NASDAQ, Inc 3 .250 04/28/50 327,950
500,000 NASDAQ, Inc 3 .950 03/07/52 371,521
200,000 National Rural Utilities Cooperative Finance Corp 3 .400 11/15/23 197,129
300,000 National Rural Utilities Cooperative Finance Corp 2 .950 02/07/24 293,062
400,000 National Rural Utilities Cooperative Finance Corp 2 .850 01/27/25 383,045
1,000,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 964,736
200,000 National Rural Utilities Cooperative Finance Corp 3 .250 11/01/25 190,024
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .000 06/15/26 874,120
1,000,000 National Rural Utilities Cooperative Finance Corp 3 .400 02/07/28 917,139
200,000 National Rural Utilities Cooperative Finance Corp 3 .900 11/01/28 184,589
300,000 National Rural Utilities Cooperative Finance Corp 3 .700 03/15/29 274,515
1,000,000 National Rural Utilities Cooperative Finance Corp 2 .400 03/15/30 823,520
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 731,487
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .650 06/15/31 749,389
400,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 366,008
500,000 National Rural Utilities Cooperative Finance Corp 4 .750 04/30/43 454,929
200,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 179,500
200,000 National Rural Utilities Cooperative Finance Corp 4 .400 11/01/48 167,324
550,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 456,173
300,000 Navient Solutions LLC 0 .000 10/03/22 300,000
1,500,000 Nomura Holdings, Inc 2 .648 01/16/25 1,404,745
1,000,000 Nomura Holdings, Inc 1 .851 07/16/25 902,239
1,000,000 Nomura Holdings, Inc 1 .653 07/14/26 854,703
1,000,000 Nomura Holdings, Inc 2 .329 01/22/27 859,548
500,000 Nomura Holdings, Inc 5 .386 07/06/27 484,711
1,000,000 Nomura Holdings, Inc 2 .172 07/14/28 799,213
1,000,000 Nomura Holdings, Inc 2 .710 01/22/29 813,919
500,000 Nomura Holdings, Inc 5 .605 07/06/29 475,822
1,500,000 e Nomura Holdings, Inc 3 .103 01/16/30 1,215,545
500,000 Nomura Holdings, Inc 2 .679 07/16/30 382,454
1,500,000 Nomura Holdings, Inc 2 .608 07/14/31 1,112,231
1,000,000 Nomura Holdings, Inc 2 .999 01/22/32 756,665
625,000 Northern Trust Corp 3 .950 10/30/25 610,169
725,000 Northern Trust Corp 4 .000 05/10/27 699,100
500,000 e Northern Trust Corp 3 .650 08/03/28 465,404
500,000 Northern Trust Corp 3 .150 05/03/29 446,538
700,000 Northern Trust Corp 1 .950 05/01/30 554,544
100,000 Northern Trust Corp 3 .375 05/08/32 89,728
1,500,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 1,263,065
1,250,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 1,160,643
1,500,000 Oesterreichische Kontrollbank AG. 1 .500 02/12/25 1,403,160
2,000,000 Oesterreichische Kontrollbank AG. 0 .375 09/17/25 1,778,925
2,500,000 Oesterreichische Kontrollbank AG. 0 .500 02/02/26 2,198,350
500,000 ORIX Corp 4 .050 01/16/24 492,748
500,000 ORIX Corp 3 .250 12/04/24 480,251
200,000 ORIX Corp 3 .700 07/18/27 184,354
500,000 ORIX Corp 5 .000 09/13/27 485,798
1,000,000 e ORIX Corp 2 .250 03/09/31 775,091
1,000,000 ORIX Corp 4 .000 04/13/32 879,026
500,000 ORIX Corp 5 .200 09/13/32 475,536

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 500,000 Owl Rock Capital Corp 4 .000% 03/30/25 $ 469,641
500,000 Owl Rock Capital Corp 3 .750 07/22/25 459,111
1,000,000 Owl Rock Capital Corp 4 .250 01/15/26 914,542
750,000 Owl Rock Capital Corp 3 .400 07/15/26 643,501
1,000,000 Owl Rock Capital Corp 2 .875 06/11/28 761,547
1,000,000 OWL Rock Core Income Corp 5 .500 03/21/25 940,805
1,000,000 OWL Rock Core Income Corp 4 .700 02/08/27 875,877
750,000 g OWL Rock Core Income Corp 7 .750 09/16/27 738,611
300,000 PACCAR Financial Corp 2 .150 08/15/24 286,272
500,000 PACCAR Financial Corp 2 .850 04/07/25 478,015
1,000,000 PACCAR Financial Corp 1 .100 05/11/26 880,359
1,000,000 Prospect Capital Corp 3 .364 11/15/26 821,722
1,000,000 Prospect Capital Corp 3 .437 10/15/28 728,019
425,000 Raymond James Financial, Inc 4 .950 07/15/46 374,500
1,000,000 Raymond James Financial, Inc 3 .750 04/01/51 705,314
625,000 g S&P Global, Inc 2 .450 03/01/27 560,221
1,000,000 g S&P Global, Inc 2 .700 03/01/29 864,745
500,000 S&P Global, Inc 2 .500 12/01/29 417,786
500,000 S&P Global, Inc 1 .250 08/15/30 374,366
1,000,000 g S&P Global, Inc 2 .900 03/01/32 834,291
500,000 S&P Global, Inc 3 .250 12/01/49 350,860
1,000,000 g S&P Global, Inc 3 .700 03/01/52 756,457
500,000 S&P Global, Inc 2 .300 08/15/60 263,254
1,000,000 g S&P Global, Inc 3 .900 03/01/62 755,959
1,250,000 Shire Acquisitions Investments Ireland DAC 2 .875 09/23/23 1,222,450
1,400,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 1,291,277
1,500,000 e Sixth Street Specialty Lending, Inc 2 .500 08/01/26 1,278,749
300,000 State Street Corp 3 .776 12/03/24 296,720
750,000 State Street Corp 3 .300 12/16/24 729,177
375,000 State Street Corp 3 .550 08/18/25 362,168
1,000,000 State Street Corp 2 .354 11/01/25 945,196
500,000 State Street Corp 2 .901 03/30/26 471,954
650,000 State Street Corp 2 .650 05/19/26 606,942
1,000,000 State Street Corp 1 .684 11/18/27 872,598
1,000,000 State Street Corp 2 .203 02/07/28 876,706
300,000 State Street Corp 4 .141 12/03/29 279,307
750,000 State Street Corp 2 .400 01/24/30 625,579
1,375,000 State Street Corp 2 .200 03/03/31 1,070,661
1,000,000 State Street Corp 2 .623 02/07/33 791,659
200,000 State Street Corp 4 .421 05/13/33 184,527
750,000 State Street Corp 4 .164 08/04/33 676,709
500,000 State Street Corp 3 .031 11/01/34 413,475
100,000 Stifel Financial Corp 4 .250 07/18/24 98,236
500,000 Synchrony Financial 4 .375 03/19/24 491,034
250,000 Synchrony Financial 4 .250 08/15/24 243,762
600,000 Synchrony Financial 4 .500 07/23/25 572,246
300,000 Synchrony Financial 3 .700 08/04/26 274,185
900,000 Synchrony Financial 3 .950 12/01/27 780,683
500,000 Synchrony Financial 5 .150 03/19/29 454,343
2,000,000 e Synchrony Financial 2 .875 10/28/31 1,421,396
500,000 Toyota Motor Credit Corp 3 .450 09/20/23 494,243
400,000 Toyota Motor Credit Corp 3 .350 01/08/24 394,126
1,000,000 Toyota Motor Credit Corp 2 .000 10/07/24 950,415
3,000,000 Toyota Motor Credit Corp 1 .800 02/13/25 2,798,222
1,500,000 Toyota Motor Credit Corp 3 .400 04/14/25 1,449,360
1,000,000 Toyota Motor Credit Corp 3 .650 08/18/25 968,262
1,000,000 Toyota Motor Credit Corp 0 .800 10/16/25 886,554
1,000,000 Toyota Motor Credit Corp 0 .800 01/09/26 880,487
4,000,000 Toyota Motor Credit Corp 1 .125 06/18/26 3,498,984
1,000,000 Toyota Motor Credit Corp 1 .900 01/13/27 881,426

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 Toyota Motor Credit Corp 3 .050% 03/22/27 $ 920,874
2,000,000 Toyota Motor Credit Corp 4 .550 09/20/27 1,953,205
300,000 Toyota Motor Credit Corp 3 .050 01/11/28 272,209
400,000 Toyota Motor Credit Corp 3 .650 01/08/29 370,410
2,000,000 Toyota Motor Credit Corp 4 .450 06/29/29 1,929,598
650,000 Toyota Motor Credit Corp 2 .150 02/13/30 533,743
225,000 Toyota Motor Credit Corp 3 .375 04/01/30 200,947
1,000,000 e Toyota Motor Credit Corp 1 .650 01/10/31 770,010
1,000,000 Toyota Motor Credit Corp 1 .900 09/12/31 773,602
1,000,000 Toyota Motor Credit Corp 2 .400 01/13/32 801,661
300,000 Unilever Capital Corp 3 .250 03/07/24 295,094
1,100,000 Unilever Capital Corp 2 .600 05/05/24 1,067,305
1,000,000 Unilever Capital Corp 0 .626 08/12/24 928,462
500,000 Unilever Capital Corp 3 .375 03/22/25 484,398
450,000 Unilever Capital Corp 3 .100 07/30/25 431,937
225,000 Unilever Capital Corp 2 .000 07/28/26 203,779
800,000 Unilever Capital Corp 2 .900 05/05/27 736,226
1,150,000 Unilever Capital Corp 3 .500 03/22/28 1,075,030
1,000,000 Unilever Capital Corp 2 .125 09/06/29 831,582
175,000 Unilever Capital Corp 1 .375 09/14/30 134,181
200,000 Unilever Capital Corp 1 .750 08/12/31 154,112
430,000 Unilever Capital Corp 5 .900 11/15/32 456,804
500,000 Unilever Capital Corp 2 .625 08/12/51 322,566
550,000 Voya Financial, Inc 3 .650 06/15/26 516,351
200,000 Voya Financial, Inc 5 .700 07/15/43 179,593
200,000 Voya Financial, Inc 4 .800 06/15/46 163,480
TOTAL DIVERSIFIED FINANCIALS 504,943,425
ENERGY - 1 .6%
875,000 Baker Hughes a GE Co LLC 3 .337 12/15/27 786,873
1,000,000 Baker Hughes a GE Co LLC 3 .138 11/07/29 848,672
500,000 Baker Hughes a GE Co LLC 4 .486 05/01/30 461,276
800,000 Baker Hughes a GE Co LLC 5 .125 09/15/40 702,171
875,000 Baker Hughes a GE Co LLC 4 .080 12/15/47 648,262
1,000,000 Baker Hughes Holdings LLC 2 .061 12/15/26 878,928
200,000 Boardwalk Pipelines LP 3 .375 02/01/23 199,709
475,000 Boardwalk Pipelines LP 5 .950 06/01/26 479,815
450,000 Boardwalk Pipelines LP 4 .450 07/15/27 417,574
500,000 Boardwalk Pipelines LP 4 .800 05/03/29 459,154
1,000,000 Boardwalk Pipelines LP 3 .400 02/15/31 804,375
1,000,000 Boardwalk Pipelines LP 3 .600 09/01/32 790,734
700,000 e BP Capital Markets America, Inc 3 .796 09/21/25 681,877
1,800,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,710,790
150,000 BP Capital Markets America, Inc 3 .119 05/04/26 140,231
200,000 BP Capital Markets America, Inc 3 .017 01/16/27 182,661
500,000 BP Capital Markets America, Inc 3 .588 04/14/27 468,264
750,000 BP Capital Markets America, Inc 3 .937 09/21/28 694,823
1,300,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,220,556
1,000,000 BP Capital Markets America, Inc 3 .633 04/06/30 898,412
1,000,000 BP Capital Markets America, Inc 1 .749 08/10/30 777,249
2,000,000 BP Capital Markets America, Inc 2 .721 01/12/32 1,624,795
1,000,000 BP Capital Markets America, Inc 3 .060 06/17/41 713,013
2,000,000 BP Capital Markets America, Inc 3 .000 02/24/50 1,297,283
950,000 BP Capital Markets America, Inc 2 .772 11/10/50 589,954
2,500,000 BP Capital Markets America, Inc 2 .939 06/04/51 1,587,720
1,000,000 BP Capital Markets America, Inc 3 .001 03/17/52 640,150
2,500,000 BP Capital Markets America, Inc 3 .379 02/08/61 1,628,927
925,000 BP Capital Markets plc 3 .279 09/19/27 847,676
300,000 BP Capital Markets plc 3 .723 11/28/28 274,631
600,000 Canadian Natural Resources Ltd 3 .800 04/15/24 586,465

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 700,000 Canadian Natural Resources Ltd 3 .900% 02/01/25 $ 674,825
750,000 Canadian Natural Resources Ltd 2 .050 07/15/25 683,799
1,125,000 Canadian Natural Resources Ltd 3 .850 06/01/27 1,039,028
750,000 Canadian Natural Resources Ltd 2 .950 07/15/30 617,086
1,625,000 Canadian Natural Resources Ltd 6 .250 03/15/38 1,567,269
800,000 Canadian Natural Resources Ltd 4 .950 06/01/47 680,491
200,000 Cenovus Energy, Inc 2 .650 01/15/32 154,138
425,000 Cenovus Energy, Inc 3 .750 02/15/52 287,994
425,000 Chevron Corp 2 .895 03/03/24 415,544
400,000 Chevron Corp 3 .326 11/17/25 383,238
2,475,000 Chevron Corp 2 .954 05/16/26 2,329,277
2,225,000 Chevron Corp 1 .995 05/11/27 1,971,826
600,000 Chevron Corp 2 .236 05/11/30 501,235
1,000,000 Chevron Corp 3 .078 05/11/50 707,522
775,000 Columbia Pipeline Group, Inc 4 .500 06/01/25 758,691
300,000 Columbia Pipeline Group, Inc 5 .800 06/01/45 277,413
750,000 ConocoPhillips 5 .900 10/15/32 777,011
77,000 ConocoPhillips Co 4 .150 11/15/34 65,998
1,700,000 e,g ConocoPhillips Co 3 .758 03/15/42 1,369,853
300,000 ConocoPhillips Co 4 .300 11/15/44 250,014
850,000 ConocoPhillips Co 3 .800 03/15/52 649,515
3,612,000 g ConocoPhillips Co 4 .025 03/15/62 2,729,652
750,000 ConocoPhillips Holding Co 6 .950 04/15/29 822,590
525,000 g Coterra Energy, Inc 3 .900 05/15/27 486,482
300,000 g Coterra Energy, Inc 4 .375 03/15/29 277,332
2,000,000 Devon Energy Corp 4 .500 01/15/30 1,820,421
885,000 Devon Energy Corp 5 .600 07/15/41 792,481
700,000 Devon Energy Corp 4 .750 05/15/42 570,026
1,100,000 Devon Energy Corp 5 .000 06/15/45 915,345
425,000 Diamondback Energy, Inc 3 .250 12/01/26 391,948
1,000,000 Diamondback Energy, Inc 3 .500 12/01/29 863,138
650,000 Diamondback Energy, Inc 3 .125 03/24/31 527,235
1,000,000 Diamondback Energy, Inc 4 .400 03/24/51 753,287
450,000 Diamondback Energy, Inc 4 .250 03/15/52 328,515
750,000 Eastern Gas Transmission & Storage, Inc 3 .000 11/15/29 642,798
200,000 Eastern Gas Transmission & Storage, Inc 4 .800 11/01/43 166,834
200,000 Eastern Gas Transmission & Storage, Inc 4 .600 12/15/44 162,011
300,000 El Paso Corp 7 .750 01/15/32 324,577
300,000 Enable Midstream Partners LP 3 .900 05/15/24 292,486
200,000 Enable Midstream Partners LP 4 .400 03/15/27 186,402
1,250,000 Enable Midstream Partners LP 4 .950 05/15/28 1,166,252
500,000 Enable Midstream Partners LP 4 .150 09/15/29 435,969
100,000 Enable Midstream Partners LP 5 .000 05/15/44 77,116
1,200,000 Enbridge Energy Partners LP 5 .875 10/15/25 1,213,354
300,000 Enbridge Energy Partners LP 5 .500 09/15/40 273,012
200,000 Enbridge Energy Partners LP 7 .375 10/15/45 217,342
300,000 Enbridge, Inc 4 .000 10/01/23 297,362
250,000 Enbridge, Inc 2 .500 01/15/25 234,721
950,000 Enbridge, Inc 2 .500 02/14/25 892,280
1,500,000 Enbridge, Inc 1 .600 10/04/26 1,294,126
100,000 Enbridge, Inc 4 .250 12/01/26 95,110
100,000 Enbridge, Inc 3 .700 07/15/27 92,658
500,000 Enbridge, Inc 3 .125 11/15/29 427,568
1,500,000 Enbridge, Inc 2 .500 08/01/33 1,123,318
300,000 Enbridge, Inc 4 .500 06/10/44 239,261
925,000 Enbridge, Inc 5 .500 12/01/46 858,260
1,000,000 Enbridge, Inc 4 .000 11/15/49 742,262
2,000,000 Enbridge, Inc 3 .400 08/01/51 1,340,435
200,000 Energy Transfer Operating LP 4 .200 09/15/23 197,848
500,000 Energy Transfer Operating LP 4 .900 02/01/24 497,234

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,775,000 Energy Transfer Operating LP 4 .500% 04/15/24 $ 2,731,286
825,000 Energy Transfer Operating LP 4 .050 03/15/25 791,097
400,000 Energy Transfer Operating LP 2 .900 05/15/25 372,839
325,000 Energy Transfer Operating LP 4 .750 01/15/26 313,133
250,000 Energy Transfer Operating LP 4 .200 04/15/27 231,193
350,000 Energy Transfer Operating LP 4 .950 06/15/28 325,986
2,600,000 Energy Transfer Operating LP 5 .250 04/15/29 2,445,184
3,125,000 Energy Transfer Operating LP 3 .750 05/15/30 2,646,131
400,000 Energy Transfer Operating LP 4 .900 03/15/35 336,128
500,000 Energy Transfer Operating LP 5 .800 06/15/38 438,001
140,000 Energy Transfer Operating LP 7 .500 07/01/38 140,855
650,000 Energy Transfer Operating LP 6 .500 02/01/42 604,904
200,000 Energy Transfer Operating LP 5 .150 02/01/43 157,906
200,000 Energy Transfer Operating LP 5 .950 10/01/43 173,274
550,000 Energy Transfer Operating LP 5 .150 03/15/45 432,828
625,000 Energy Transfer Operating LP 6 .125 12/15/45 548,103
500,000 Energy Transfer Operating LP 5 .300 04/15/47 398,877
1,025,000 Energy Transfer Operating LP 6 .000 06/15/48 885,591
2,750,000 Energy Transfer Operating LP 6 .250 04/15/49 2,439,598
2,175,000 Energy Transfer Operating LP 5 .000 05/15/50 1,699,976
950,000 Enterprise Products Operating LLC 3 .900 02/15/24 932,908
225,000 Enterprise Products Operating LLC 3 .750 02/15/25 217,859
450,000 Enterprise Products Operating LLC 3 .700 02/15/26 429,307
3,065,000 Enterprise Products Operating LLC 3 .950 02/15/27 2,915,757
725,000 Enterprise Products Operating LLC 4 .150 10/16/28 674,041
450,000 Enterprise Products Operating LLC 3 .125 07/31/29 387,615
2,250,000 Enterprise Products Operating LLC 2 .800 01/31/30 1,878,954
480,000 Enterprise Products Operating LLC 6 .125 10/15/39 469,115
175,000 Enterprise Products Operating LLC 5 .950 02/01/41 167,458
525,000 Enterprise Products Operating LLC 4 .850 08/15/42 444,936
325,000 Enterprise Products Operating LLC 4 .450 02/15/43 261,055
1,775,000 Enterprise Products Operating LLC 4 .850 03/15/44 1,489,170
775,000 Enterprise Products Operating LLC 5 .100 02/15/45 659,994
500,000 Enterprise Products Operating LLC 4 .900 05/15/46 424,868
675,000 Enterprise Products Operating LLC 4 .250 02/15/48 520,564
2,475,000 Enterprise Products Operating LLC 4 .800 02/01/49 2,036,509
950,000 Enterprise Products Operating LLC 4 .200 01/31/50 725,430
775,000 Enterprise Products Operating LLC 3 .700 01/31/51 544,938
1,000,000 Enterprise Products Operating LLC 3 .200 02/15/52 638,244
425,000 Enterprise Products Operating LLC 3 .300 02/15/53 276,492
200,000 Enterprise Products Operating LLC 4 .950 10/15/54 163,085
1,625,000 Enterprise Products Operating LLC 3 .950 01/31/60 1,120,578
700,000 Enterprise Products Operating LLC 5 .250 08/16/77 585,063
100,000 Enterprise Products Operating LLC 5 .908 08/16/77 91,250
400,000 Enterprise Products Operating LLC 5 .375 02/15/78 300,407
475,000 EOG Resources, Inc 4 .150 01/15/26 462,707
500,000 EOG Resources, Inc 4 .375 04/15/30 476,152
200,000 EOG Resources, Inc 3 .900 04/01/35 170,943
200,000 EOG Resources, Inc 5 .100 01/15/36 183,719
500,000 EOG Resources, Inc 4 .950 04/15/50 465,149
3,000,000 EQT Corp 6 .125 02/01/25 3,003,840
1,500,000 h EQT Corp 5 .700 04/01/28 1,470,525
475,000 Equinor ASA 2 .650 01/15/24 462,405
150,000 Equinor ASA 3 .700 03/01/24 147,811
500,000 Equinor ASA 3 .250 11/10/24 485,577
500,000 Equinor ASA 2 .875 04/06/25 476,920
400,000 Equinor ASA 1 .750 01/22/26 359,694
500,000 Equinor ASA 3 .000 04/06/27 461,387
1,500,000 e Equinor ASA 3 .625 09/10/28 1,397,650
300,000 Equinor ASA 3 .125 04/06/30 263,141

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,175,000 Equinor ASA 2 .375% 05/22/30 $ 975,823
300,000 Equinor ASA 3 .625 04/06/40 239,993
200,000 Equinor ASA 5 .100 08/17/40 190,382
400,000 Equinor ASA 4 .250 11/23/41 343,753
300,000 Equinor ASA 3 .950 05/15/43 244,073
1,300,000 Equinor ASA 4 .800 11/08/43 1,187,515
750,000 Equinor ASA 3 .250 11/18/49 537,569
1,300,000 Equinor ASA 3 .700 04/06/50 1,008,328
175,000 Exxon Mobil Corp 3 .176 03/15/24 171,698
3,000,000 Exxon Mobil Corp 2 .992 03/19/25 2,877,405
4,177,000 Exxon Mobil Corp 3 .043 03/01/26 3,946,753
1,000,000 e Exxon Mobil Corp 2 .275 08/16/26 910,982
1,750,000 e Exxon Mobil Corp 3 .294 03/19/27 1,645,195
1,000,000 e Exxon Mobil Corp 2 .440 08/16/29 858,977
750,000 Exxon Mobil Corp 3 .482 03/19/30 681,062
750,000 Exxon Mobil Corp 2 .610 10/15/30 635,381
1,000,000 Exxon Mobil Corp 2 .995 08/16/39 742,212
1,750,000 Exxon Mobil Corp 4 .227 03/19/40 1,519,407
500,000 Exxon Mobil Corp 3 .567 03/06/45 378,118
1,225,000 Exxon Mobil Corp 4 .114 03/01/46 1,011,413
1,400,000 Exxon Mobil Corp 3 .095 08/16/49 972,886
2,100,000 Exxon Mobil Corp 4 .327 03/19/50 1,788,390
2,800,000 Exxon Mobil Corp 3 .452 04/15/51 2,085,002
75,000 Halliburton Co 3 .800 11/15/25 72,232
1,000,000 e Halliburton Co 2 .920 03/01/30 832,293
500,000 Halliburton Co 4 .850 11/15/35 436,201
125,000 Halliburton Co 6 .700 09/15/38 125,426
125,000 Halliburton Co 7 .450 09/15/39 133,669
750,000 Halliburton Co 4 .750 08/01/43 603,519
2,825,000 Halliburton Co 5 .000 11/15/45 2,345,823
1,000,000 Helmerich & Payne, Inc 2 .900 09/29/31 784,434
200,000 Hess Corp 3 .500 07/15/24 193,326
2,100,000 Hess Corp 4 .300 04/01/27 1,975,518
200,000 Hess Corp 6 .000 01/15/40 185,992
1,190,000 Hess Corp 5 .600 02/15/41 1,040,743
900,000 Hess Corp 5 .800 04/01/47 803,742
500,000 g HF Sinclair Corp 2 .625 10/01/23 483,913
200,000 g HF Sinclair Corp 5 .875 04/01/26 196,042
500,000 g HF Sinclair Corp 4 .500 10/01/30 428,524
130,000 Husky Energy, Inc 6 .800 09/15/37 129,640
300,000 Kinder Morgan Energy Partners LP 4 .150 02/01/24 295,913
500,000 Kinder Morgan Energy Partners LP 4 .250 09/01/24 491,638
300,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 298,290
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 508,583
400,000 Kinder Morgan Energy Partners LP 4 .700 11/01/42 312,382
500,000 Kinder Morgan Energy Partners LP 5 .000 03/01/43 399,897
400,000 Kinder Morgan Energy Partners LP 5 .500 03/01/44 332,501
200,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 169,438
1,500,000 Kinder Morgan, Inc 1 .750 11/15/26 1,298,948
2,825,000 Kinder Morgan, Inc 4 .300 03/01/28 2,643,769
450,000 Kinder Morgan, Inc 2 .000 02/15/31 334,919
1,250,000 Kinder Morgan, Inc 4 .800 02/01/33 1,121,647
3,300,000 Kinder Morgan, Inc 5 .300 12/01/34 2,980,879
1,600,000 Kinder Morgan, Inc 5 .550 06/01/45 1,393,919
2,325,000 Kinder Morgan, Inc 5 .200 03/01/48 1,943,013
500,000 Kinder Morgan, Inc 3 .250 08/01/50 314,555
2,500,000 Kinder Morgan, Inc 3 .600 02/15/51 1,620,823
750,000 Kinder Morgan, Inc 5 .450 08/01/52 649,748
900,000 Magellan Midstream Partners LP 5 .000 03/01/26 888,842
475,000 Magellan Midstream Partners LP 3 .250 06/01/30 404,443

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 225,000 Magellan Midstream Partners LP 4 .250% 09/15/46 $ 168,355
425,000 Magellan Midstream Partners LP 4 .200 10/03/47 313,814
525,000 Magellan Midstream Partners LP 4 .850 02/01/49 425,951
1,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,065,013
1,475,000 Marathon Oil Corp 4 .400 07/15/27 1,377,192
505,000 Marathon Oil Corp 6 .600 10/01/37 490,461
600,000 Marathon Oil Corp 5 .200 06/01/45 502,178
2,175,000 Marathon Petroleum Corp 3 .625 09/15/24 2,106,658
500,000 Marathon Petroleum Corp 4 .700 05/01/25 490,908
200,000 Marathon Petroleum Corp 3 .800 04/01/28 178,951
800,000 Marathon Petroleum Corp 6 .500 03/01/41 792,196
450,000 Marathon Petroleum Corp 4 .750 09/15/44 360,978
250,000 Marathon Petroleum Corp 5 .850 12/15/45 215,318
600,000 Marathon Petroleum Corp 4 .500 04/01/48 454,934
200,000 Marathon Petroleum Corp 5 .000 09/15/54 160,824
1,000,000 MPLX LP 4 .875 12/01/24 987,812
2,500,000 MPLX LP 4 .875 06/01/25 2,449,877
2,800,000 MPLX LP 1 .750 03/01/26 2,449,949
100,000 MPLX LP 4 .125 03/01/27 93,271
150,000 MPLX LP 4 .250 12/01/27 139,646
475,000 MPLX LP 4 .000 03/15/28 432,701
1,200,000 MPLX LP 4 .800 02/15/29 1,116,647
1,125,000 MPLX LP 2 .650 08/15/30 881,351
500,000 MPLX LP 4 .950 09/01/32 454,240
975,000 MPLX LP 4 .500 04/15/38 784,813
375,000 MPLX LP 5 .200 03/01/47 308,190
700,000 MPLX LP 5 .200 12/01/47 566,778
825,000 MPLX LP 4 .700 04/15/48 628,571
850,000 MPLX LP 5 .500 02/15/49 721,420
1,000,000 MPLX LP 4 .950 03/14/52 782,572
1,600,000 MPLX LP 4 .900 04/15/58 1,194,238
500,000 National Oilwell Varco, Inc 3 .600 12/01/29 422,682
800,000 National Oilwell Varco, Inc 3 .950 12/01/42 532,534
175,000 ONEOK, Inc 2 .750 09/01/24 166,291
100,000 ONEOK, Inc 5 .850 01/15/26 100,270
1,300,000 ONEOK, Inc 4 .000 07/13/27 1,192,914
725,000 ONEOK, Inc 4 .550 07/15/28 663,748
325,000 ONEOK, Inc 4 .350 03/15/29 290,737
500,000 ONEOK, Inc 3 .400 09/01/29 419,433
500,000 ONEOK, Inc 3 .100 03/15/30 406,298
175,000 ONEOK, Inc 6 .350 01/15/31 171,585
675,000 ONEOK, Inc 4 .950 07/13/47 519,441
1,350,000 ONEOK, Inc 5 .200 07/15/48 1,074,721
1,000,000 ONEOK, Inc 4 .450 09/01/49 716,108
500,000 ONEOK, Inc 4 .500 03/15/50 361,587
300,000 ONEOK, Inc 7 .150 01/15/51 286,554
15,000 Petroleos Mexicanos 1 .700 12/20/22 14,914
15,000 Petroleos Mexicanos 2 .000 12/20/22 14,923
675,000 Phillips 66 0 .900 02/15/24 639,151
1,000,000 Phillips 66 3 .850 04/09/25 969,039
925,000 Phillips 66 1 .300 02/15/26 807,906
1,000,000 Phillips 66 3 .900 03/15/28 917,974
738,000 Phillips 66 4 .650 11/15/34 659,830
125,000 Phillips 66 5 .875 05/01/42 121,120
2,375,000 Phillips 66 4 .875 11/15/44 2,042,863
825,000 Phillips 66 3 .300 03/15/52 540,064
500,000 g Phillips 66 Co 2 .450 12/15/24 470,850
100,000 g Phillips 66 Co 3 .550 10/01/26 93,226
675,000 g Phillips 66 Co 3 .750 03/01/28 613,945
500,000 g Phillips 66 Co 3 .150 12/15/29 422,343

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 425,000 g Phillips 66 Co 4 .680% 02/15/45 $ 350,235
350,000 g Phillips 66 Co 4 .900 10/01/46 299,820
2,000,000 Pioneer Natural Resources Co 1 .125 01/15/26 1,748,541
1,500,000 Pioneer Natural Resources Co 1 .900 08/15/30 1,146,819
750,000 Pioneer Natural Resources Co 2 .150 01/15/31 577,721
200,000 Plains All American Pipeline LP 2 .850 01/31/23 198,552
400,000 Plains All American Pipeline LP 3 .850 10/15/23 394,261
575,000 Plains All American Pipeline LP 3 .600 11/01/24 552,870
1,025,000 Plains All American Pipeline LP 4 .650 10/15/25 986,749
2,075,000 Plains All American Pipeline LP 4 .500 12/15/26 1,966,313
1,450,000 Plains All American Pipeline LP 3 .550 12/15/29 1,207,836
1,000,000 Plains All American Pipeline LP 3 .800 09/15/30 838,512
100,000 Plains All American Pipeline LP 6 .650 01/15/37 92,895
250,000 Plains All American Pipeline LP 5 .150 06/01/42 190,228
300,000 Plains All American Pipeline LP 4 .700 06/15/44 214,944
300,000 Plains All American Pipeline LP 4 .900 02/15/45 220,077
690,000 Sabine Pass Liquefaction LLC 5 .750 05/15/24 692,526
1,775,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 1,773,247
275,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 275,214
2,675,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 2,566,345
550,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 501,577
1,500,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 1,366,454
750,000 Schlumberger Finance Canada Ltd 1 .400 09/17/25 680,643
1,000,000 Schlumberger Investment S.A. 3 .650 12/01/23 984,381
1,500,000 Schlumberger Investment S.A. 2 .650 06/26/30 1,247,654
5,075,000 Shell International Finance BV 3 .250 05/11/25 4,874,109
2,075,000 Shell International Finance BV 2 .875 05/10/26 1,932,846
925,000 Shell International Finance BV 2 .500 09/12/26 844,001
1,225,000 Shell International Finance BV 3 .875 11/13/28 1,145,280
3,000,000 Shell International Finance BV 2 .375 11/07/29 2,514,257
1,000,000 Shell International Finance BV 2 .750 04/06/30 853,768
500,000 Shell International Finance BV 4 .125 05/11/35 438,173
350,000 Shell International Finance BV 6 .375 12/15/38 370,534
100,000 Shell International Finance BV 5 .500 03/25/40 98,921
1,500,000 Shell International Finance BV 2 .875 11/26/41 1,050,470
1,200,000 Shell International Finance BV 4 .550 08/12/43 1,039,528
2,025,000 Shell International Finance BV 4 .375 05/11/45 1,701,801
650,000 Shell International Finance BV 4 .000 05/10/46 517,050
3,180,000 Shell International Finance BV 3 .750 09/12/46 2,419,578
1,500,000 Shell International Finance BV 3 .125 11/07/49 1,026,614
1,500,000 Shell International Finance BV 3 .250 04/06/50 1,053,666
1,000,000 Shell International Finance BV 3 .000 11/26/51 662,919
200,000 Spectra Energy Partners LP 4 .750 03/15/24 198,882
400,000 Spectra Energy Partners LP 3 .500 03/15/25 382,650
1,100,000 Spectra Energy Partners LP 3 .375 10/15/26 1,014,764
200,000 Spectra Energy Partners LP 5 .950 09/25/43 190,660
600,000 Spectra Energy Partners LP 4 .500 03/15/45 477,123
250,000 Suncor Energy, Inc 6 .800 05/15/38 252,614
1,625,000 Suncor Energy, Inc 6 .500 06/15/38 1,602,071
1,550,000 Suncor Energy, Inc 4 .000 11/15/47 1,158,727
1,000,000 Suncor Energy, Inc 3 .750 03/04/51 702,135
300,000 Sunoco Logistics Partners Operations LP 4 .250 04/01/24 293,624
200,000 Sunoco Logistics Partners Operations LP 5 .950 12/01/25 200,655
400,000 Sunoco Logistics Partners Operations LP 3 .900 07/15/26 372,786
100,000 Sunoco Logistics Partners Operations LP 6 .100 02/15/42 87,379
300,000 Sunoco Logistics Partners Operations LP 5 .300 04/01/44 240,300
200,000 Sunoco Logistics Partners Operations LP 5 .350 05/15/45 160,862
1,225,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 991,852
2,000,000 Targa Resources Corp 5 .200 07/01/27 1,923,953
350,000 Targa Resources Corp 4 .200 02/01/33 291,479

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 575,000 Targa Resources Corp 4 .950% 04/15/52 $ 442,406
1,250,000 Targa Resources Corp 6 .250 07/01/52 1,135,551
1,000,000 Targa Resources Partners LP 6 .875 01/15/29 982,181
1,000,000 Targa Resources Partners LP 5 .500 03/01/30 897,510
750,000 Total Capital International S.A. 3 .700 01/15/24 740,281
450,000 Total Capital International S.A. 3 .750 04/10/24 442,848
500,000 Total Capital International S.A. 2 .434 01/10/25 474,635
900,000 Total Capital International S.A. 3 .455 02/19/29 820,413
1,300,000 Total Capital International S.A. 2 .829 01/10/30 1,119,070
775,000 Total Capital International S.A. 2 .986 06/29/41 552,438
500,000 Total Capital International S.A. 3 .461 07/12/49 364,807
1,500,000 Total Capital International S.A. 3 .127 05/29/50 1,035,810
1,000,000 Total Capital International S.A. 3 .386 06/29/60 666,101
1,125,000 Total Capital S.A. 3 .883 10/11/28 1,054,811
1,225,000 TransCanada PipeLines Ltd 4 .875 01/15/26 1,202,681
4,000,000 TransCanada PipeLines Ltd 4 .100 04/15/30 3,578,403
1,000,000 TransCanada PipeLines Ltd 2 .500 10/12/31 769,380
1,925,000 TransCanada PipeLines Ltd 4 .625 03/01/34 1,686,532
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 98,308
500,000 TransCanada PipeLines Ltd 4 .750 05/15/38 434,922
200,000 TransCanada PipeLines Ltd 7 .625 01/15/39 224,320
125,000 TransCanada PipeLines Ltd 6 .100 06/01/40 120,982
1,200,000 TransCanada PipeLines Ltd 5 .000 10/16/43 1,035,743
750,000 TransCanada PipeLines Ltd 4 .875 05/15/48 645,829
1,425,000 TransCanada PipeLines Ltd 5 .100 03/15/49 1,261,195
700,000 Transcontinental Gas Pipe Line Co LLC 7 .850 02/01/26 743,480
1,200,000 Transcontinental Gas Pipe Line Co LLC 4 .000 03/15/28 1,100,612
500,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 422,709
850,000 Transcontinental Gas Pipe Line Co LLC 4 .600 03/15/48 700,306
500,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 369,239
1,000,000 Vale Overseas Ltd 3 .750 07/08/30 810,000
1,164,000 Vale Overseas Ltd 6 .875 11/21/36 1,104,765
750,000 Valero Energy Corp 2 .150 09/15/27 648,377
342,000 Valero Energy Corp 4 .350 06/01/28 326,874
1,500,000 Valero Energy Corp 2 .800 12/01/31 1,193,058
455,000 Valero Energy Corp 7 .500 04/15/32 493,535
850,000 Valero Energy Corp 6 .625 06/15/37 845,995
300,000 Valero Energy Corp 4 .900 03/15/45 249,917
1,500,000 Valero Energy Corp 3 .650 12/01/51 1,022,615
1,000,000 Valero Energy Corp 4 .000 06/01/52 721,524
300,000 Valero Energy Partners LP 4 .500 03/15/28 284,622
3,500,000 Williams Cos, Inc 2 .600 03/15/31 2,744,353
1,000,000 Williams Cos, Inc 4 .650 08/15/32 907,651
1,500,000 Williams Cos, Inc 3 .500 10/15/51 998,123
500,000 Williams Cos, Inc 5 .300 08/15/52 435,192
300,000 Williams Partners LP 4 .500 11/15/23 298,354
150,000 Williams Partners LP 3 .900 01/15/25 145,166
925,000 Williams Partners LP 4 .000 09/15/25 889,729
1,300,000 Williams Partners LP 3 .750 06/15/27 1,199,142
300,000 Williams Partners LP 6 .300 04/15/40 292,011
300,000 Williams Partners LP 5 .800 11/15/43 274,982
300,000 Williams Partners LP 5 .400 03/04/44 261,690
1,000,000 Williams Partners LP 4 .900 01/15/45 816,177
225,000 Williams Partners LP 5 .100 09/15/45 190,515
1,700,000 Williams Partners LP 4 .850 03/01/48 1,407,841
TOTAL ENERGY 302,452,457
FOOD & STAPLES RETAILING - 0 .2%
400,000 Costco Wholesale Corp 2 .750 05/18/24 390,157
625,000 Costco Wholesale Corp 3 .000 05/18/27 584,465

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD & STAPLES RETAILING—continued
$ 475,000 Costco Wholesale Corp 1 .375% 06/20/27 $ 409,952
725,000 Costco Wholesale Corp 1 .600 04/20/30 581,325
1,800,000 e Costco Wholesale Corp 1 .750 04/20/32 1,387,593
69,000 Delhaize Group S.A. 5 .700 10/01/40 67,988
200,000 Kroger Co 3 .850 08/01/23 198,714
300,000 Kroger Co 4 .000 02/01/24 296,271
100,000 Kroger Co 3 .500 02/01/26 94,868
1,275,000 Kroger Co 2 .650 10/15/26 1,161,208
175,000 Kroger Co 3 .700 08/01/27 164,815
1,150,000 Kroger Co 4 .500 01/15/29 1,094,074
250,000 Kroger Co 2 .200 05/01/30 198,938
1,500,000 Kroger Co 1 .700 01/15/31 1,125,930
100,000 Kroger Co 6 .900 04/15/38 107,375
250,000 Kroger Co 5 .000 04/15/42 220,624
300,000 Kroger Co 5 .150 08/01/43 269,089
300,000 Kroger Co 3 .875 10/15/46 228,130
900,000 Kroger Co 4 .450 02/01/47 737,888
700,000 Kroger Co 4 .650 01/15/48 594,081
300,000 Kroger Co 5 .400 01/15/49 279,013
500,000 Kroger Co 3 .950 01/15/50 381,499
125,000 SYSCO Corp 3 .750 10/01/25 120,305
350,000 SYSCO Corp 3 .300 07/15/26 327,277
1,000,000 SYSCO Corp 2 .400 02/15/30 813,832
332,000 SYSCO Corp 5 .950 04/01/30 336,051
400,000 SYSCO Corp 2 .450 12/14/31 313,174
300,000 SYSCO Corp 4 .850 10/01/45 254,963
500,000 SYSCO Corp 4 .500 04/01/46 412,046
250,000 SYSCO Corp 4 .450 03/15/48 203,017
550,000 SYSCO Corp 3 .300 02/15/50 360,992
905,000 SYSCO Corp 6 .600 04/01/50 949,950
675,000 SYSCO Corp 3 .150 12/14/51 426,672
622,000 Walgreens Boots Alliance, Inc 3 .450 06/01/26 585,263
750,000 Walgreens Boots Alliance, Inc 3 .200 04/15/30 629,170
1,400,000 Walgreens Boots Alliance, Inc 4 .500 11/18/34 1,203,861
525,000 Walgreens Boots Alliance, Inc 4 .650 06/01/46 410,544
750,000 Walgreens Boots Alliance, Inc 4 .100 04/15/50 537,061
500,000 Walmart, Inc 1 .050 09/17/26 436,275
6,000,000 Walmart, Inc 3 .950 09/09/27 5,824,951
1,000,000 Walmart, Inc 1 .500 09/22/28 836,178
21,000 Walmart, Inc 2 .375 09/24/29 18,018
1,750,000 Walmart, Inc 1 .800 09/22/31 1,390,321
5,000,000 Walmart, Inc 4 .150 09/09/32 4,789,472
825,000 Walmart, Inc 2 .500 09/22/41 574,951
1,500,000 Walmart, Inc 2 .650 09/22/51 1,006,383
4,000,000 Walmart, Inc 4 .500 09/09/52 3,750,337
TOTAL FOOD & STAPLES RETAILING 37,085,061
FOOD, BEVERAGE & TOBACCO - 0 .9%
1,300,000 Altria Group, Inc 2 .350 05/06/25 1,204,044
727,000 Altria Group, Inc 4 .400 02/14/26 699,595
700,000 e Altria Group, Inc 2 .625 09/16/26 628,276
800,000 Altria Group, Inc 3 .400 05/06/30 647,788
1,175,000 Altria Group, Inc 2 .450 02/04/32 829,218
800,000 Altria Group, Inc 5 .800 02/14/39 698,543
1,500,000 Altria Group, Inc 3 .400 02/04/41 945,833
925,000 Altria Group, Inc 4 .250 08/09/42 632,720
300,000 Altria Group, Inc 4 .500 05/02/43 211,448
775,000 Altria Group, Inc 5 .375 01/31/44 627,414
900,000 Altria Group, Inc 3 .875 09/16/46 569,060
1,875,000 Altria Group, Inc 5 .950 02/14/49 1,552,459

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 1,000,000 Altria Group, Inc 4 .450% 05/06/50 $ 668,073
1,000,000 Altria Group, Inc 3 .700 02/04/51 603,682
1,000,000 Altria Group, Inc 4 .000 02/04/61 610,483
1,125,000 Anheuser-Busch InBev Finance, Inc 4 .625 02/01/44 932,990
625,000 e Anheuser-Busch InBev Worldwide, Inc 4 .900 01/23/31 614,535
1,700,000 Anheuser-Busch InBev Worldwide, Inc 4 .375 04/15/38 1,451,546
100,000 Anheuser-Busch InBev Worldwide, Inc 8 .200 01/15/39 120,731
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5 .450 01/23/39 2,549,020
500,000 Anheuser-Busch InBev Worldwide, Inc 4 .350 06/01/40 423,475
150,000 Anheuser-Busch InBev Worldwide, Inc 4 .950 01/15/42 133,850
425,000 Anheuser-Busch InBev Worldwide, Inc 4 .600 04/15/48 351,958
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,430,999
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5 .550 01/23/49 1,904,494
5,441,000 Anheuser-Busch InBev Worldwide, Inc 4 .500 06/01/50 4,483,545
1,725,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 04/15/58 1,415,667
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5 .800 01/23/59 2,052,647
500,000 Anheuser-Busch InBev Worldwide, Inc 4 .600 06/01/60 394,161
3,075,000 e Archer-Daniels-Midland Co 2 .500 08/11/26 2,832,355
1,500,000 Archer-Daniels-Midland Co 3 .250 03/27/30 1,338,182
500,000 Archer-Daniels-Midland Co 2 .900 03/01/32 422,398
800,000 Archer-Daniels-Midland Co 4 .500 03/15/49 728,415
1,000,000 Archer-Daniels-Midland Co 2 .700 09/15/51 658,724
3,950,000 BAT Capital Corp 3 .222 08/15/24 3,800,916
500,000 BAT Capital Corp 2 .789 09/06/24 475,346
3,525,000 BAT Capital Corp 3 .557 08/15/27 3,095,557
400,000 BAT Capital Corp 2 .259 03/25/28 318,159
275,000 BAT Capital Corp 4 .906 04/02/30 242,809
650,000 BAT Capital Corp 2 .726 03/25/31 483,738
500,000 BAT Capital Corp 4 .742 03/16/32 418,270
1,400,000 BAT Capital Corp 4 .390 08/15/37 998,749
475,000 BAT Capital Corp 3 .734 09/25/40 304,327
2,625,000 BAT Capital Corp 4 .540 08/15/47 1,739,197
900,000 BAT Capital Corp 4 .758 09/06/49 613,398
500,000 BAT Capital Corp 5 .282 04/02/50 368,532
1,000,000 BAT Capital Corp 3 .984 09/25/50 611,755
1,000,000 BAT Capital Corp 5 .650 03/16/52 762,386
5,000,000 BAT International Finance plc 1 .668 03/25/26 4,322,073
500,000 BAT International Finance plc 4 .448 03/16/28 445,629
200,000 Brown-Forman Corp 3 .500 04/15/25 193,800
200,000 Brown-Forman Corp 4 .000 04/15/38 168,394
200,000 Brown-Forman Corp 4 .500 07/15/45 172,744
500,000 Bunge Ltd 1 .630 08/17/25 449,774
125,000 Bunge Ltd 3 .250 08/15/26 114,906
500,000 Bunge Ltd 3 .750 09/25/27 457,985
1,500,000 Bunge Ltd 2 .750 05/14/31 1,179,940
500,000 Campbell Soup Co 3 .950 03/15/25 486,304
725,000 Campbell Soup Co 4 .150 03/15/28 680,358
500,000 e Campbell Soup Co 2 .375 04/24/30 396,828
800,000 Campbell Soup Co 4 .800 03/15/48 672,744
500,000 Campbell Soup Co 3 .125 04/24/50 318,990
300,000 Coca-Cola Bottling Co Consolidated 3 .800 11/25/25 289,845
1,000,000 Coca-Cola Co 1 .450 06/01/27 863,973
1,000,000 Coca-Cola Co 1 .500 03/05/28 854,211
2,000,000 Coca-Cola Co 1 .000 03/15/28 1,646,723
600,000 Coca-Cola Co 2 .125 09/06/29 505,680
300,000 Coca-Cola Co 3 .450 03/25/30 272,701
800,000 Coca-Cola Co 1 .650 06/01/30 636,177
1,500,000 Coca-Cola Co 2 .000 03/05/31 1,209,039
2,000,000 Coca-Cola Co 1 .375 03/15/31 1,525,612
2,000,000 e Coca-Cola Co 2 .250 01/05/32 1,625,148

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 725,000 Coca-Cola Co 2 .500% 06/01/40 $ 506,020
1,000,000 Coca-Cola Co 2 .875 05/05/41 739,274
1,500,000 Coca-Cola Co 2 .600 06/01/50 965,085
1,500,000 Coca-Cola Co 3 .000 03/05/51 1,047,053
1,000,000 e Coca-Cola Co 2 .750 06/01/60 616,627
678,000 Coca-Cola Femsa SAB de C.V. 2 .750 01/22/30 584,626
475,000 ConAgra Brands, Inc 0 .500 08/11/23 457,567
1,000,000 ConAgra Brands, Inc 4 .300 05/01/24 984,180
450,000 ConAgra Brands, Inc 4 .600 11/01/25 439,451
500,000 ConAgra Brands, Inc 1 .375 11/01/27 403,269
100,000 ConAgra Brands, Inc 7 .000 10/01/28 103,378
1,575,000 ConAgra Brands, Inc 4 .850 11/01/28 1,486,009
750,000 ConAgra Brands, Inc 5 .300 11/01/38 658,444
750,000 ConAgra Brands, Inc 5 .400 11/01/48 646,080
100,000 Constellation Brands, Inc 4 .400 11/15/25 97,904
750,000 Constellation Brands, Inc 3 .700 12/06/26 704,767
300,000 Constellation Brands, Inc 3 .500 05/09/27 277,232
1,000,000 Constellation Brands, Inc 4 .350 05/09/27 959,204
700,000 Constellation Brands, Inc 3 .600 02/15/28 640,074
300,000 Constellation Brands, Inc 4 .650 11/15/28 283,281
1,000,000 Constellation Brands, Inc 3 .150 08/01/29 859,047
100,000 Constellation Brands, Inc 2 .875 05/01/30 82,945
425,000 Constellation Brands, Inc 2 .250 08/01/31 326,476
1,000,000 Constellation Brands, Inc 4 .750 05/09/32 935,376
300,000 Constellation Brands, Inc 4 .100 02/15/48 229,640
300,000 Constellation Brands, Inc 5 .250 11/15/48 268,817
1,250,000 Constellation Brands, Inc 3 .750 05/01/50 908,107
750,000 Diageo Capital plc 2 .125 10/24/24 712,100
500,000 Diageo Capital plc 1 .375 09/29/25 453,345
425,000 Diageo Capital plc 3 .875 05/18/28 400,156
1,033,000 Diageo Capital plc 2 .000 04/29/30 827,749
1,900,000 Diageo Capital plc 2 .125 04/29/32 1,470,414
200,000 Diageo Capital plc 5 .875 09/30/36 205,243
400,000 Diageo Capital plc 3 .875 04/29/43 322,084
100,000 Flowers Foods, Inc 3 .500 10/01/26 93,191
400,000 Flowers Foods, Inc 2 .400 03/15/31 313,301
200,000 Fomento Economico Mexicano SAB de C.V. 2 .875 05/10/23 197,400
300,000 Fomento Economico Mexicano SAB de C.V. 4 .375 05/10/43 241,807
2,500,000 Fomento Economico Mexicano SAB de C.V. 3 .500 01/16/50 1,715,279
500,000 General Mills, Inc 3 .650 02/15/24 493,682
150,000 General Mills, Inc 4 .000 04/17/25 146,417
800,000 General Mills, Inc 3 .200 02/10/27 744,016
2,300,000 General Mills, Inc 4 .200 04/17/28 2,188,362
100,000 General Mills, Inc 2 .875 04/15/30 84,971
1,000,000 General Mills, Inc 2 .250 10/14/31 782,351
951,000 General Mills, Inc 3 .000 02/01/51 616,962
300,000 Hershey Co 2 .050 11/15/24 285,235
500,000 Hershey Co 0 .900 06/01/25 453,817
300,000 Hershey Co 2 .450 11/15/29 255,034
500,000 Hershey Co 1 .700 06/01/30 395,430
300,000 Hershey Co 3 .375 08/15/46 226,928
300,000 Hershey Co 3 .125 11/15/49 214,101
100,000 Hershey Co 2 .650 06/01/50 65,306
1,500,000 Hormel Foods Corp 1 .700 06/03/28 1,277,106
1,500,000 Hormel Foods Corp 1 .800 06/11/30 1,198,720
300,000 Ingredion, Inc 3 .200 10/01/26 276,655
750,000 Ingredion, Inc 3 .900 06/01/50 543,189
425,000 e J M Smucker Co 2 .125 03/15/32 317,305
550,000 J M Smucker Co 2 .750 09/15/41 351,789
3,000,000 g JBS USA LUX S.A. 5 .125 02/01/28 2,811,810

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 3,000,000 g JBS USA LUX S.A. 5 .750% 04/01/33 $ 2,709,420
2,000,000 g JBS USA LUX S.A. 6 .500 12/01/52 1,776,886
1,475,000 JM Smucker Co 3 .500 03/15/25 1,420,409
200,000 JM Smucker Co 3 .375 12/15/27 181,525
150,000 JM Smucker Co 2 .375 03/15/30 120,885
300,000 JM Smucker Co 4 .250 03/15/35 254,442
300,000 JM Smucker Co 4 .375 03/15/45 236,931
400,000 e JM Smucker Co 3 .550 03/15/50 269,008
1,800,000 Kellogg Co 3 .250 04/01/26 1,691,382
200,000 Kellogg Co 3 .400 11/15/27 183,594
800,000 Kellogg Co 4 .300 05/15/28 758,136
275,000 Kellogg Co 2 .100 06/01/30 218,123
150,000 Kellogg Co 4 .500 04/01/46 129,683
66,000 Keurig Dr Pepper, Inc 4 .417 05/25/25 64,912
200,000 Keurig Dr Pepper, Inc 3 .400 11/15/25 190,849
200,000 Keurig Dr Pepper, Inc 2 .550 09/15/26 180,404
1,000,000 Keurig Dr Pepper, Inc 3 .950 04/15/29 908,212
750,000 Keurig Dr Pepper, Inc 3 .200 05/01/30 638,105
1,500,000 e Keurig Dr Pepper, Inc 2 .250 03/15/31 1,167,008
1,000,000 Keurig Dr Pepper, Inc 4 .050 04/15/32 877,022
500,000 Keurig Dr Pepper, Inc 4 .420 12/15/46 397,556
1,500,000 Keurig Dr Pepper, Inc 3 .350 03/15/51 975,967
500,000 Keurig Dr Pepper, Inc 4 .500 04/15/52 394,205
6,000,000 Kraft Heinz Foods Co 3 .875 05/15/27 5,607,477
3,000,000 Kraft Heinz Foods Co 4 .875 10/01/49 2,472,555
250,000 McCormick & Co, Inc 3 .150 08/15/24 241,428
625,000 McCormick & Co, Inc 0 .900 02/15/26 541,969
250,000 McCormick & Co, Inc 3 .400 08/15/27 229,752
500,000 McCormick & Co, Inc 2 .500 04/15/30 406,426
325,000 McCormick & Co, Inc 1 .850 02/15/31 242,165
400,000 McCormick & Co, Inc 4 .200 08/15/47 317,091
925,000 Mead Johnson Nutrition Co 4 .125 11/15/25 904,581
350,000 Mead Johnson Nutrition Co 4 .600 06/01/44 311,976
1,025,000 Molson Coors Brewing Co 3 .000 07/15/26 936,168
525,000 Molson Coors Brewing Co 5 .000 05/01/42 442,628
1,550,000 Molson Coors Brewing Co 4 .200 07/15/46 1,149,108
1,000,000 Mondelez International, Inc 1 .500 05/04/25 913,995
1,500,000 Mondelez International, Inc 2 .625 03/17/27 1,344,173
356,000 Mondelez International, Inc 2 .750 04/13/30 296,518
400,000 Mondelez International, Inc 1 .500 02/04/31 293,600
725,000 Mondelez International, Inc 1 .875 10/15/32 527,009
1,200,000 Mondelez International, Inc 2 .625 09/04/50 710,878
1,000,000 PepsiCo, Inc 0 .400 10/07/23 962,240
1,425,000 PepsiCo, Inc 3 .600 03/01/24 1,409,452
525,000 PepsiCo, Inc 2 .750 04/30/25 501,564
425,000 PepsiCo, Inc 3 .500 07/17/25 413,786
275,000 PepsiCo, Inc 2 .850 02/24/26 258,919
1,300,000 PepsiCo, Inc 2 .375 10/06/26 1,193,929
150,000 PepsiCo, Inc 2 .625 03/19/27 137,641
1,000,000 PepsiCo, Inc 3 .600 02/18/28 944,752
500,000 PepsiCo, Inc 2 .750 03/19/30 433,431
2,275,000 PepsiCo, Inc 1 .625 05/01/30 1,823,473
2,000,000 PepsiCo, Inc 1 .400 02/25/31 1,538,148
2,000,000 e PepsiCo, Inc 1 .950 10/21/31 1,590,786
1,100,000 PepsiCo, Inc 3 .900 07/18/32 1,016,826
575,000 PepsiCo, Inc 2 .625 10/21/41 404,798
750,000 PepsiCo, Inc 2 .875 10/15/49 525,429
1,000,000 PepsiCo, Inc 2 .750 10/21/51 679,218
1,000,000 PepsiCo, Inc 4 .200 07/18/52 884,602
300,000 Philip Morris International, Inc 3 .600 11/15/23 296,631

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 600,000 Philip Morris International, Inc 3 .250% 11/10/24 $ 579,999
500,000 Philip Morris International, Inc 1 .500 05/01/25 458,143
500,000 Philip Morris International, Inc 3 .375 08/11/25 478,248
700,000 Philip Morris International, Inc 2 .750 02/25/26 644,918
1,000,000 Philip Morris International, Inc 0 .875 05/01/26 858,984
1,300,000 Philip Morris International, Inc 3 .125 08/17/27 1,185,182
1,500,000 e Philip Morris International, Inc 3 .125 03/02/28 1,320,106
1,450,000 e Philip Morris International, Inc 3 .375 08/15/29 1,236,626
450,000 Philip Morris International, Inc 2 .100 05/01/30 341,828
1,000,000 e Philip Morris International, Inc 1 .750 11/01/30 730,652
400,000 Philip Morris International, Inc 6 .375 05/16/38 378,599
225,000 Philip Morris International, Inc 4 .375 11/15/41 163,721
200,000 Philip Morris International, Inc 4 .500 03/20/42 146,499
275,000 Philip Morris International, Inc 3 .875 08/21/42 186,155
300,000 Philip Morris International, Inc 4 .125 03/04/43 208,649
200,000 Philip Morris International, Inc 4 .875 11/15/43 152,769
2,000,000 Philip Morris International, Inc 4 .250 11/10/44 1,400,482
550,000 Reynolds American, Inc 4 .450 06/12/25 531,364
750,000 Reynolds American, Inc 5 .700 08/15/35 634,275
65,000 Reynolds American, Inc 7 .250 06/15/37 60,765
200,000 Reynolds American, Inc 6 .150 09/15/43 166,981
1,775,000 Reynolds American, Inc 5 .850 08/15/45 1,392,294
100,000 Tyson Foods, Inc 3 .900 09/28/23 98,967
750,000 Tyson Foods, Inc 3 .950 08/15/24 734,254
500,000 Tyson Foods, Inc 4 .000 03/01/26 479,562
1,150,000 Tyson Foods, Inc 3 .550 06/02/27 1,065,411
500,000 Tyson Foods, Inc 4 .350 03/01/29 471,761
500,000 Tyson Foods, Inc 5 .150 08/15/44 445,726
300,000 Tyson Foods, Inc 4 .550 06/02/47 248,341
1,700,000 Tyson Foods, Inc 5 .100 09/28/48 1,511,340
TOTAL FOOD, BEVERAGE & TOBACCO 172,944,620
HEALTH CARE EQUIPMENT & SERVICES - 1 .2%
200,000 Abbott Laboratories 3 .400 11/30/23 197,534
275,000 Abbott Laboratories 2 .950 03/15/25 264,568
1,708,000 Abbott Laboratories 3 .750 11/30/26 1,656,508
625,000 Abbott Laboratories 1 .150 01/30/28 521,056
200,000 Abbott Laboratories 1 .400 06/30/30 156,243
2,750,000 Abbott Laboratories 4 .750 11/30/36 2,682,268
3,450,000 Abbott Laboratories 4 .900 11/30/46 3,303,660
500,000 Adventist Health System 2 .952 03/01/29 436,188
500,000 Adventist Health System 3 .630 03/01/49 368,538
200,000 Advocate Health & Hospitals Corp 3 .829 08/15/28 187,668
750,000 Advocate Health & Hospitals Corp 2 .211 06/15/30 607,892
100,000 Advocate Health & Hospitals Corp 4 .272 08/15/48 85,540
600,000 Advocate Health & Hospitals Corp 3 .387 10/15/49 442,304
500,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 335,298
1,500,000 AHS Hospital Corp 2 .780 07/01/51 932,309
200,000 Allina Health System 3 .887 04/15/49 157,827
520,000 Allina Health System 2 .902 11/15/51 340,349
400,000 AmerisourceBergen Corp 3 .400 05/15/24 391,445
700,000 AmerisourceBergen Corp 3 .250 03/01/25 673,159
200,000 AmerisourceBergen Corp 3 .450 12/15/27 184,558
1,000,000 AmerisourceBergen Corp 2 .800 05/15/30 826,022
1,000,000 AmerisourceBergen Corp 2 .700 03/15/31 803,794
700,000 AmerisourceBergen Corp 4 .300 12/15/47 556,358
1,625,000 Anthem, Inc 3 .350 12/01/24 1,562,937
1,500,000 Anthem, Inc 2 .375 01/15/25 1,415,610
1,000,000 Anthem, Inc 1 .500 03/15/26 887,209
850,000 Anthem, Inc 3 .650 12/01/27 791,599

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,225,000 Anthem, Inc 4 .101% 03/01/28 $ 1,158,606
500,000 Anthem, Inc 2 .875 09/15/29 426,905
1,500,000 Anthem, Inc 2 .250 05/15/30 1,210,020
1,000,000 Anthem, Inc 2 .550 03/15/31 806,257
1,150,000 Anthem, Inc 4 .625 05/15/42 992,524
125,000 Anthem, Inc 4 .650 01/15/43 107,825
500,000 Anthem, Inc 5 .100 01/15/44 453,612
425,000 Anthem, Inc 4 .650 08/15/44 365,315
625,000 Anthem, Inc 4 .375 12/01/47 516,784
1,800,000 Anthem, Inc 4 .550 03/01/48 1,518,226
500,000 Anthem, Inc 3 .700 09/15/49 365,746
1,150,000 Anthem, Inc 3 .125 05/15/50 760,663
425,000 Anthem, Inc 3 .600 03/15/51 302,939
1,000,000 Ascension Health 2 .532 11/15/29 845,524
1,000,000 Ascension Health 3 .106 11/15/39 756,341
875,000 Ascension Health 3 .945 11/15/46 729,415
200,000 Ascension Health 4 .847 11/15/53 193,790
500,000 Banner Health 2 .338 01/01/30 415,074
750,000 Banner Health 1 .897 01/01/31 575,082
750,000 Banner Health 2 .913 01/01/51 488,694
1,000,000 Baptist Health South Florida Obligated Group 3 .115 11/15/71 600,725
1,000,000 Baptist Healthcare System Obligated Group 3 .540 08/15/50 729,916
475,000 Baxter International, Inc 2 .600 08/15/26 429,683
2,000,000 Baxter International, Inc 1 .915 02/01/27 1,740,325
1,350,000 Baxter International, Inc 2 .272 12/01/28 1,114,784
2,000,000 Baxter International, Inc 1 .730 04/01/31 1,481,561
1,150,000 Baxter International, Inc 2 .539 02/01/32 895,173
300,000 Baxter International, Inc 3 .500 08/15/46 210,602
1,000,000 Baxter International, Inc 3 .132 12/01/51 638,946
1,500,000 Baylor Scott & White Holdings 1 .777 11/15/30 1,150,853
290,000 Baylor Scott & White Holdings 4 .185 11/15/45 243,935
200,000 Baylor Scott & White Holdings 3 .967 11/15/46 160,645
1,000,000 Baylor Scott & White Holdings 2 .839 11/15/50 646,473
635,000 Becton Dickinson & Co 3 .363 06/06/24 617,079
165,000 Becton Dickinson & Co 3 .734 12/15/24 159,342
1,277,000 Becton Dickinson & Co 3 .700 06/06/27 1,188,369
675,000 Becton Dickinson & Co 2 .823 05/20/30 564,932
343,000 Becton Dickinson & Co 4 .685 12/15/44 292,939
1,000,000 Becton Dickinson & Co 4 .669 06/06/47 858,541
447,000 Becton Dickinson & Co 3 .794 05/20/50 334,329
1,500,000 Becton Dickinson and Co 1 .957 02/11/31 1,158,037
1,000,000 Becton Dickinson and Co 4 .298 08/22/32 912,344
235,000 Beth Israel Lahey Health, Inc 3 .080 07/01/51 149,521
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 181,527
525,000 Bio-Rad Laboratories, Inc 3 .700 03/15/32 442,510
500,000 Bon Secours Mercy Health, Inc 3 .464 06/01/30 439,110
500,000 Bon Secours Mercy Health, Inc 2 .095 06/01/31 388,999
500,000 Bon Secours Mercy Health, Inc 3 .205 06/01/50 344,064
219,000 Boston Scientific Corp 3 .450 03/01/24 214,194
1,500,000 Boston Scientific Corp 2 .650 06/01/30 1,244,606
343,000 Boston Scientific Corp 4 .550 03/01/39 296,950
256,000 Boston Scientific Corp 4 .700 03/01/49 224,100
200,000 Cardinal Health, Inc 3 .200 03/15/23 198,840
650,000 Cardinal Health, Inc 3 .079 06/15/24 627,845
100,000 Cardinal Health, Inc 3 .500 11/15/24 96,648
200,000 Cardinal Health, Inc 3 .750 09/15/25 193,138
1,475,000 Cardinal Health, Inc 3 .410 06/15/27 1,362,894
100,000 Cardinal Health, Inc 4 .600 03/15/43 79,252
200,000 Cardinal Health, Inc 4 .500 11/15/44 154,637
200,000 Cardinal Health, Inc 4 .900 09/15/45 163,830

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 500,000 Cardinal Health, Inc 4 .368% 06/15/47 $ 382,163
1,000,000 Children's Health System of Texas 2 .511 08/15/50 597,891
100,000 Children's Hospital Corp 4 .115 01/01/47 83,455
1,000,000 Children's Hospital Corp 2 .585 02/01/50 610,674
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 622,082
200,000 CHRISTUS Health 4 .341 07/01/28 186,898
1,100,000 Cigna Corp 3 .000 07/15/23 1,086,587
300,000 Cigna Corp 3 .500 06/15/24 293,876
900,000 Cigna Corp 3 .250 04/15/25 859,444
2,000,000 Cigna Corp 4 .125 11/15/25 1,942,432
150,000 Cigna Corp 4 .500 02/25/26 146,397
1,000,000 Cigna Corp 1 .250 03/15/26 875,847
4,475,000 Cigna Corp 3 .400 03/01/27 4,113,329
300,000 Cigna Corp 3 .050 10/15/27 268,844
3,275,000 Cigna Corp 4 .375 10/15/28 3,092,408
250,000 Cigna Corp 2 .400 03/15/30 203,602
550,000 Cigna Corp 2 .375 03/15/31 437,306
1,700,000 Cigna Corp 4 .800 08/15/38 1,506,424
225,000 Cigna Corp 3 .200 03/15/40 161,750
93,000 Cigna Corp 6 .125 11/15/41 92,561
975,000 Cigna Corp 4 .800 07/15/46 834,513
1,150,000 Cigna Corp 3 .875 10/15/47 842,833
2,450,000 Cigna Corp 4 .900 12/15/48 2,115,613
750,000 Cigna Corp 3 .400 03/15/50 507,184
1,100,000 Cigna Corp 3 .400 03/15/51 750,093
600,000 City of Hope 4 .378 08/15/48 508,838
750,000 Community Health Network, Inc 3 .099 05/01/50 485,157
485,000 Cottage Health Obligated Group 3 .304 11/01/49 339,159
900,000 CVS Health Corp 3 .375 08/12/24 876,077
250,000 CVS Health Corp 2 .625 08/15/24 239,821
1,969,000 CVS Health Corp 3 .875 07/20/25 1,909,656
2,550,000 CVS Health Corp 2 .875 06/01/26 2,360,781
1,250,000 CVS Health Corp 3 .000 08/15/26 1,153,287
9,500,000 CVS Health Corp 1 .300 08/21/27 7,914,729
275,000 CVS Health Corp 3 .250 08/15/29 240,649
1,825,000 CVS Health Corp 1 .750 08/21/30 1,396,922
1,525,000 CVS Health Corp 1 .875 02/28/31 1,161,631
1,000,000 CVS Health Corp 2 .125 09/15/31 770,508
4,100,000 CVS Health Corp 4 .780 03/25/38 3,594,478
850,000 CVS Health Corp 2 .700 08/21/40 557,967
400,000 CVS Health Corp 5 .300 12/05/43 360,700
1,800,000 CVS Health Corp 5 .125 07/20/45 1,576,190
8,525,000 CVS Health Corp 5 .050 03/25/48 7,507,647
100,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 80,747
1,000,000 DENTSPLY SIRONA, Inc 3 .250 06/01/30 772,583
750,000 DH Europe Finance II Sarl 2 .200 11/15/24 709,168
300,000 DH Europe Finance II Sarl 2 .600 11/15/29 256,411
550,000 DH Europe Finance II Sarl 3 .250 11/15/39 416,980
1,000,000 DH Europe Finance II Sarl 3 .400 11/15/49 717,171
200,000 Dignity Health 5 .267 11/01/64 170,104
400,000 Duke University Health System, Inc 3 .920 06/01/47 325,876
400,000 Edwards Lifesciences Corp 4 .300 06/15/28 373,935
225,000 Elevance Health, Inc 3 .500 08/15/24 220,063
550,000 Elevance Health, Inc 4 .100 05/15/32 496,773
600,000 Elevance Health, Inc 4 .550 05/15/52 506,159
750,000 Hackensack Meridian Health, Inc 2 .675 09/01/41 506,563
200,000 Hackensack Meridian Health, Inc 4 .211 07/01/48 167,185
750,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 489,243
200,000 Hackensack Meridian Health, Inc 4 .500 07/01/57 174,969
685,000 Hartford HealthCare Corp 3 .447 07/01/54 499,470

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 2,500,000 HCA, Inc 5 .000% 03/15/24 $ 2,483,635
2,000,000 HCA, Inc 4 .500 02/15/27 1,867,021
500,000 g HCA, Inc 3 .125 03/15/27 442,645
2,500,000 HCA, Inc 5 .625 09/01/28 2,382,294
1,000,000 g HCA, Inc 3 .375 03/15/29 847,445
1,500,000 HCA, Inc 4 .125 06/15/29 1,315,485
2,000,000 HCA, Inc 3 .500 09/01/30 1,651,440
2,000,000 HCA, Inc 2 .375 07/15/31 1,479,451
500,000 g HCA, Inc 3 .625 03/15/32 404,519
225,000 HCA, Inc 5 .125 06/15/39 188,814
125,000 g HCA, Inc 4 .375 03/15/42 93,419
875,000 HCA, Inc 5 .500 06/15/47 739,195
2,500,000 HCA, Inc 5 .250 06/15/49 2,032,866
1,000,000 HCA, Inc 3 .500 07/15/51 619,169
200,000 g HCA, Inc 4 .625 03/15/52 150,221
1,000,000 Hoag Memorial Hospital Presbyterian 3 .803 07/15/52 783,479
100,000 Humana, Inc 3 .150 12/01/22 99,891
300,000 Humana, Inc 3 .850 10/01/24 292,443
2,500,000 Humana, Inc 1 .350 02/03/27 2,105,467
600,000 Humana, Inc 3 .950 03/15/27 562,517
500,000 Humana, Inc 3 .700 03/23/29 448,376
175,000 Humana, Inc 3 .125 08/15/29 151,430
325,000 Humana, Inc 2 .150 02/03/32 246,962
200,000 Humana, Inc 4 .625 12/01/42 170,759
300,000 Humana, Inc 4 .950 10/01/44 265,710
600,000 Humana, Inc 4 .800 03/15/47 521,728
500,000 Humana, Inc 3 .950 08/15/49 377,671
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 164,136
1,500,000 Indiana University Health, Inc Obligated Group 2 .852 11/01/51 969,008
1,000,000 Inova Health System Foundation 4 .068 05/15/52 824,935
760,000 Integris Baptist Medical Center, Inc 3 .875 08/15/50 576,842
350,000 Johns Hopkins Health System Corp 3 .837 05/15/46 276,734
500,000 Kaiser Foundation Hospitals 3 .150 05/01/27 463,311
1,400,000 Kaiser Foundation Hospitals 2 .810 06/01/41 977,024
100,000 Kaiser Foundation Hospitals 4 .875 04/01/42 93,399
1,265,000 Kaiser Foundation Hospitals 4 .150 05/01/47 1,058,976
1,000,000 Kaiser Foundation Hospitals 3 .266 11/01/49 706,664
1,000,000 Kaiser Foundation Hospitals 3 .002 06/01/51 661,769
755,000 Koninklijke Philips NV 5 .000 03/15/42 646,918
700,000 Laboratory Corp of America Holdings 4 .000 11/01/23 694,829
200,000 Laboratory Corp of America Holdings 3 .250 09/01/24 193,613
500,000 Laboratory Corp of America Holdings 2 .300 12/01/24 470,669
100,000 Laboratory Corp of America Holdings 3 .600 02/01/25 96,494
1,000,000 Laboratory Corp of America Holdings 1 .550 06/01/26 876,129
300,000 Laboratory Corp of America Holdings 3 .600 09/01/27 279,283
500,000 Laboratory Corp of America Holdings 2 .950 12/01/29 423,545
1,000,000 Laboratory Corp of America Holdings 2 .700 06/01/31 807,093
800,000 Laboratory Corp of America Holdings 4 .700 02/01/45 661,263
200,000 Mayo Clinic 4 .000 11/15/47 165,920
200,000 Mayo Clinic 4 .128 11/15/52 171,003
2,500,000 Mayo Clinic 3 .196 11/15/61 1,623,398
1,000,000 McKesson Corp 0 .900 12/03/25 875,840
500,000 McKesson Corp 1 .300 08/15/26 431,840
200,000 McLaren Health Care Corp 4 .386 05/15/48 168,591
2,777,000 Medtronic, Inc 4 .375 03/15/35 2,531,080
1,074,000 Medtronic, Inc 4 .625 03/15/45 969,334
500,000 Memorial Health Services 3 .447 11/01/49 364,582
1,000,000 Memorial Sloan-Kettering Cancer Center 2 .955 01/01/50 671,398
200,000 Memorial Sloan-Kettering Cancer Center 4 .125 07/01/52 168,520
500,000 Memorial Sloan-Kettering Cancer Center 4 .200 07/01/55 416,824

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 200,000 Mercy Health 4 .302% 07/01/28 $ 186,428
1,000,000 Methodist Hospital 2 .705 12/01/50 627,022
500,000 Montefiore Obligated Group 5 .246 11/01/48 355,939
750,000 Montefiore Obligated Group 4 .287 09/01/50 470,523
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 745,457
100,000 Mount Sinai Hospitals Group, Inc 3 .981 07/01/48 80,651
600,000 Mount Sinai Hospitals Group, Inc 3 .737 07/01/49 447,287
895,000 Mount Sinai Hospitals Group, Inc 3 .391 07/01/50 621,665
1,000,000 MultiCare Health System 2 .803 08/15/50 623,631
1,000,000 Nationwide Children's Hospital, Inc 4 .556 11/01/52 879,839
1,000,000 New York and Presbyterian Hospital 2 .256 08/01/40 654,407
300,000 New York and Presbyterian Hospital 4 .024 08/01/45 247,677
150,000 New York and Presbyterian Hospital 4 .063 08/01/56 122,435
1,000,000 New York and Presbyterian Hospital 2 .606 08/01/60 566,854
500,000 New York and Presbyterian Hospital 3 .954 08/01/19 337,049
140,000 Northwell Healthcare, Inc 3 .979 11/01/46 109,107
675,000 Northwell Healthcare, Inc 4 .260 11/01/47 540,264
500,000 Northwell Healthcare, Inc 3 .809 11/01/49 378,738
1,000,000 e NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery
2 .667 10/01/50 629,609
350,000 NYU Hospitals Center 5 .750 07/01/43 352,240
250,000 NYU Hospitals Center 4 .368 07/01/47 204,659
915,000 NYU Langone Hospitals 3 .380 07/01/55 632,895
1,000,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 764,645
1,000,000 OhioHealth Corp 2 .297 11/15/31 783,990
750,000 OhioHealth Corp 3 .042 11/15/50 522,599
100,000 Orlando Health Obligated Group 4 .089 10/01/48 82,675
1,000,000 Orlando Health Obligated Group 3 .327 10/01/50 703,749
750,000 PeaceHealth Obligated Group 1 .375 11/15/25 668,628
200,000 PeaceHealth Obligated Group 4 .787 11/15/48 174,597
750,000 PeaceHealth Obligated Group 3 .218 11/15/50 501,890
500,000 Piedmont Healthcare, Inc 2 .044 01/01/32 380,433
500,000 Piedmont Healthcare, Inc 2 .719 01/01/42 336,212
1,000,000 Piedmont Healthcare, Inc 2 .864 01/01/52 634,904
200,000 Providence St. Joseph Health Obligated Group 2 .746 10/01/26 186,204
570,000 Providence St. Joseph Health Obligated Group 2 .532 10/01/29 470,001
100,000 Providence St. Joseph Health Obligated Group 3 .744 10/01/47 77,194
350,000 Providence St. Joseph Health Obligated Group 3 .930 10/01/48 274,845
1,000,000 Providence St. Joseph Health Obligated Group 2 .700 10/01/51 600,605
785,000 Queen's Health Systems 4 .810 07/01/52 733,820
125,000 Quest Diagnostics, Inc 3 .500 03/30/25 120,172
225,000 Quest Diagnostics, Inc 3 .450 06/01/26 211,769
500,000 Quest Diagnostics, Inc 4 .200 06/30/29 461,214
750,000 Quest Diagnostics, Inc 2 .950 06/30/30 626,883
500,000 Quest Diagnostics, Inc 2 .800 06/30/31 403,078
300,000 Quest Diagnostics, Inc 4 .700 03/30/45 246,982
1,500,000 Rady Children's Hospital-San Diego 3 .154 08/15/51 1,049,639
390,000 Rush Obligated Group 3 .922 11/15/29 352,688
200,000 RWJ Barnabas Health, Inc 3 .949 07/01/46 163,670
1,000,000 Sharp HealthCare 2 .680 08/01/50 617,823
1,000,000 Smith & Nephew plc 2 .032 10/14/30 748,852
500,000 Spectrum Health System Obligated Group 3 .487 07/15/49 374,179
300,000 SSM Health Care Corp 3 .688 06/01/23 298,208
400,000 SSM Health Care Corp 3 .823 06/01/27 380,941
1,620,000 Stanford Health Care 3 .027 08/15/51 1,071,942
475,000 Stryker Corp 1 .150 06/15/25 428,457
200,000 Stryker Corp 3 .375 11/01/25 190,293
1,600,000 Stryker Corp 3 .500 03/15/26 1,523,266
500,000 Stryker Corp 3 .650 03/07/28 470,505
600,000 Stryker Corp 1 .950 06/15/30 475,158

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 200,000 Stryker Corp 4 .100% 04/01/43 $ 159,961
200,000 Stryker Corp 4 .375 05/15/44 165,292
550,000 Stryker Corp 4 .625 03/15/46 479,740
575,000 Stryker Corp 2 .900 06/15/50 372,742
1,500,000 Summa Health 3 .511 11/15/51 1,021,851
200,000 Sutter Health 3 .695 08/15/28 180,442
1,000,000 Sutter Health 2 .294 08/15/30 805,835
500,000 Sutter Health 3 .161 08/15/40 363,830
200,000 Sutter Health 4 .091 08/15/48 161,120
500,000 Sutter Health 3 .361 08/15/50 346,840
1,000,000 Texas Health Resources 2 .328 11/15/50 571,554
100,000 Texas Health Resources 4 .330 11/15/55 85,353
450,000 Toledo Hospital 5 .750 11/15/38 409,952
2,000,000 Trinity Health Corp 2 .632 12/01/40 1,359,996
300,000 Trinity Health Corp 4 .125 12/01/45 249,022
185,000 Trinity Health Corp 3 .434 12/01/48 139,527
1,000,000 UMass Memorial Health Care Obligated Group 5 .363 07/01/52 916,860
500,000 UnitedHealth Group, Inc 3 .700 12/15/25 483,978
1,000,000 UnitedHealth Group, Inc 1 .250 01/15/26 891,839
3,000,000 UnitedHealth Group, Inc 1 .150 05/15/26 2,654,941
200,000 UnitedHealth Group, Inc 3 .450 01/15/27 188,898
1,500,000 e UnitedHealth Group, Inc 3 .700 05/15/27 1,427,026
1,700,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,550,781
2,375,000 UnitedHealth Group, Inc 3 .850 06/15/28 2,232,258
500,000 UnitedHealth Group, Inc 3 .875 12/15/28 468,716
1,500,000 UnitedHealth Group, Inc 4 .000 05/15/29 1,397,606
1,000,000 UnitedHealth Group, Inc 2 .875 08/15/29 871,635
2,200,000 UnitedHealth Group, Inc 2 .000 05/15/30 1,769,745
1,750,000 UnitedHealth Group, Inc 2 .300 05/15/31 1,407,856
800,000 UnitedHealth Group, Inc 4 .200 05/15/32 742,994
150,000 UnitedHealth Group, Inc 5 .800 03/15/36 152,924
365,000 UnitedHealth Group, Inc 6 .625 11/15/37 399,082
200,000 UnitedHealth Group, Inc 6 .875 02/15/38 221,432
275,000 UnitedHealth Group, Inc 3 .500 08/15/39 216,057
1,000,000 UnitedHealth Group, Inc 2 .750 05/15/40 700,189
3,000,000 UnitedHealth Group, Inc 3 .050 05/15/41 2,178,684
300,000 UnitedHealth Group, Inc 4 .375 03/15/42 256,797
350,000 UnitedHealth Group, Inc 3 .950 10/15/42 283,665
375,000 UnitedHealth Group, Inc 4 .250 03/15/43 315,461
800,000 UnitedHealth Group, Inc 4 .200 01/15/47 661,293
300,000 UnitedHealth Group, Inc 4 .250 04/15/47 247,694
500,000 UnitedHealth Group, Inc 3 .750 10/15/47 383,948
1,700,000 UnitedHealth Group, Inc 4 .250 06/15/48 1,408,084
1,000,000 UnitedHealth Group, Inc 3 .700 08/15/49 756,672
4,000,000 UnitedHealth Group, Inc 2 .900 05/15/50 2,627,188
3,000,000 UnitedHealth Group, Inc 3 .250 05/15/51 2,081,721
450,000 UnitedHealth Group, Inc 4 .750 05/15/52 402,484
1,250,000 UnitedHealth Group, Inc 3 .875 08/15/59 930,433
1,000,000 UnitedHealth Group, Inc 3 .125 05/15/60 639,999
500,000 UnitedHealth Group, Inc 4 .950 05/15/62 445,149
1,000,000 g Universal Health Services, Inc 1 .650 09/01/26 838,006
1,000,000 g Universal Health Services, Inc 2 .650 01/15/32 706,949
370,000 WakeMed 3 .286 10/01/52 257,591
200,000 West Virginia United Health System Obligated Group 3 .129 06/01/50 130,279
500,000 Willis-Knighton Medical Center 3 .065 03/01/51 322,640
600,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 554,800
225,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 210,127
1,500,000 Zimmer Biomet Holdings, Inc 2 .600 11/24/31 1,168,197
TOTAL HEALTH CARE EQUIPMENT & SERVICES 233,649,621

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
$ 500,000 Church & Dwight Co, Inc 3 .150% 08/01/27 $ 459,085
250,000 Church & Dwight Co, Inc 2 .300 12/15/31 196,228
100,000 Church & Dwight Co, Inc 3 .950 08/01/47 78,178
725,000 Church & Dwight Co, Inc 5 .000 06/15/52 667,962
300,000 Clorox Co 3 .100 10/01/27 273,086
500,000 Clorox Co 3 .900 05/15/28 469,867
750,000 Clorox Co 4 .400 05/01/29 708,077
1,000,000 Clorox Co 1 .800 05/15/30 771,498
375,000 Clorox Co 4 .600 05/01/32 349,115
300,000 Colgate-Palmolive Co 3 .250 03/15/24 295,921
1,000,000 Colgate-Palmolive Co 3 .100 08/15/27 939,502
60,000 Colgate-Palmolive Co 6 .450 06/16/28 63,686
225,000 Colgate-Palmolive Co 3 .250 08/15/32 200,504
300,000 Colgate-Palmolive Co 4 .000 08/15/45 251,731
550,000 Colgate-Palmolive Co 3 .700 08/01/47 454,767
125,000 Estee Lauder Cos, Inc 2 .000 12/01/24 119,296
450,000 Estee Lauder Cos, Inc 3 .150 03/15/27 421,616
200,000 Estee Lauder Cos, Inc 2 .375 12/01/29 168,959
100,000 Estee Lauder Cos, Inc 2 .600 04/15/30 84,759
1,500,000 Estee Lauder Cos, Inc 1 .950 03/15/31 1,190,199
100,000 Estee Lauder Cos, Inc 6 .000 05/15/37 104,659
300,000 e Estee Lauder Cos, Inc 4 .375 06/15/45 260,843
375,000 Estee Lauder Cos, Inc 4 .150 03/15/47 313,202
700,000 Estee Lauder Cos, Inc 3 .125 12/01/49 492,852
1,900,000 g GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 1,723,114
725,000 g GSK Consumer Healthcare Capital US LLC 3 .375 03/24/29 631,872
1,500,000 g GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 1,272,111
1,000,000 g GSK Consumer Healthcare Capital US LLC 4 .000 03/24/52 740,071
950,000 Kimberly-Clark Corp 3 .050 08/15/25 907,537
200,000 Kimberly-Clark Corp 1 .050 09/15/27 168,080
412,000 Kimberly-Clark Corp 3 .950 11/01/28 390,618
1,500,000 Kimberly-Clark Corp 3 .200 04/25/29 1,351,528
1,500,000 Kimberly-Clark Corp 2 .000 11/02/31 1,179,659
200,000 Kimberly-Clark Corp 6 .625 08/01/37 222,469
725,000 Kimberly-Clark Corp 3 .200 07/30/46 516,366
200,000 Kimberly-Clark Corp 3 .900 05/04/47 160,274
300,000 e Kimberly-Clark Corp 2 .875 02/07/50 201,801
2,000,000 Procter & Gamble Co 0 .550 10/29/25 1,779,708
750,000 Procter & Gamble Co 2 .700 02/02/26 713,828
2,000,000 Procter & Gamble Co 1 .000 04/23/26 1,780,901
1,750,000 Procter & Gamble Co 2 .450 11/03/26 1,623,930
750,000 Procter & Gamble Co 2 .850 08/11/27 693,395
3,000,000 Procter & Gamble Co 3 .000 03/25/30 2,686,022
1,150,000 Procter & Gamble Co 1 .200 10/29/30 887,493
1,500,000 Procter & Gamble Co 1 .950 04/23/31 1,217,718
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 30,184,087
INSURANCE - 0 .7%
700,000 ACE INA Holdings, Inc 3 .150 03/15/25 671,560
2,325,000 ACE INA Holdings, Inc 3 .350 05/03/26 2,197,330
150,000 ACE INA Holdings, Inc 4 .150 03/13/43 126,753
1,600,000 ACE INA Holdings, Inc 4 .350 11/03/45 1,351,136
500,000 Aegon NV 5 .500 04/11/48 431,661
325,000 Aetna, Inc 3 .500 11/15/24 315,797
440,000 Aetna, Inc 6 .625 06/15/36 448,650
350,000 Aetna, Inc 4 .500 05/15/42 288,082
500,000 Aetna, Inc 4 .125 11/15/42 384,149
1,050,000 Aetna, Inc 3 .875 08/15/47 772,663
2,000,000 Aflac, Inc 1 .125 03/15/26 1,762,765
200,000 Aflac, Inc 2 .875 10/15/26 186,209

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 375,000 Aflac, Inc 3 .600% 04/01/30 $ 337,488
200,000 Aflac, Inc 4 .000 10/15/46 157,604
500,000 Aflac, Inc 4 .750 01/15/49 439,500
1,000,000 Alleghany Corp 3 .625 05/15/30 891,084
200,000 Alleghany Corp 4 .900 09/15/44 176,452
1,000,000 Alleghany Corp 3 .250 08/15/51 673,600
300,000 Allied World Assurance Co Holdings Ltd 4 .350 10/29/25 284,959
1,000,000 Allstate Corp 0 .750 12/15/25 872,223
275,000 Allstate Corp 3 .280 12/15/26 258,181
1,000,000 Allstate Corp 1 .450 12/15/30 755,291
600,000 Allstate Corp 4 .500 06/15/43 514,989
975,000 Allstate Corp 4 .200 12/15/46 802,704
250,000 Allstate Corp 3 .850 08/10/49 193,184
200,000 Allstate Corp 5 .750 08/15/53 184,104
325,000 American Financial Group, Inc 5 .250 04/02/30 311,639
400,000 American Financial Group, Inc 4 .500 06/15/47 314,038
3,000,000 American International Group, Inc 2 .500 06/30/25 2,799,019
300,000 American International Group, Inc 4 .800 07/10/45 255,224
1,000,000 American International Group, Inc 4 .750 04/01/48 857,443
300,000 American International Group, Inc 5 .750 04/01/48 276,383
1,000,000 American International Group, Inc 4 .375 06/30/50 800,224
200,000 Aon Corp 4 .500 12/15/28 188,609
450,000 Aon Corp 3 .750 05/02/29 404,759
450,000 Aon Corp 2 .800 05/15/30 373,094
1,000,000 Aon Corp 2 .050 08/23/31 749,239
1,000,000 Aon Corp 2 .600 12/02/31 781,874
500,000 Aon Corp 5 .000 09/12/32 479,216
200,000 Aon Corp 6 .250 09/30/40 205,352
1,000,000 Aon Corp 2 .900 08/23/51 618,847
500,000 Aon Corp 3 .900 02/28/52 370,597
200,000 Aon plc 4 .000 11/27/23 198,627
300,000 Aon plc 3 .500 06/14/24 292,645
1,450,000 Aon plc 3 .875 12/15/25 1,393,188
550,000 Aon plc 4 .750 05/15/45 472,945
1,050,000 Arch Capital Group Ltd 4 .011 12/15/26 1,003,124
200,000 Arch Capital Group Ltd 5 .031 12/15/46 169,271
600,000 Arch Capital Group Ltd 3 .635 06/30/50 408,466
300,000 Arch Capital Group US, Inc 5 .144 11/01/43 262,639
2,000,000 Arthur J Gallagher & Co 2 .400 11/09/31 1,530,168
125,000 Arthur J Gallagher & Co 3 .500 05/20/51 84,913
1,000,000 Arthur J Gallagher & Co 3 .050 03/09/52 617,439
200,000 Aspen Insurance Holdings Ltd 4 .650 11/15/23 198,121
225,000 Assurant, Inc 4 .200 09/27/23 223,750
300,000 Assurant, Inc 4 .900 03/27/28 284,558
500,000 Assurant, Inc 3 .700 02/22/30 419,480
1,500,000 Assurant, Inc 2 .650 01/15/32 1,104,812
7,000 Assurant, Inc 6 .750 02/15/34 6,988
137,000 e Assured Guaranty US Holdings, Inc 5 .000 07/01/24 137,090
2,000,000 Assured Guaranty US Holdings, Inc 3 .150 06/15/31 1,617,985
300,000 Assured Guaranty US Holdings, Inc 3 .600 09/15/51 195,749
675,000 Athene Holding Ltd 4 .125 01/12/28 606,303
500,000 Athene Holding Ltd 6 .150 04/03/30 480,054
1,000,000 Athene Holding Ltd 3 .950 05/25/51 666,039
1,000,000 Athene Holding Ltd 3 .450 05/15/52 621,670
300,000 AXIS Specialty Finance LLC 3 .900 07/15/29 260,735
250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 203,125
200,000 AXIS Specialty Finance plc 4 .000 12/06/27 186,318
1,500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 1,365,174
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 80,062
1,500,000 Berkshire Hathaway Finance Corp 1 .450 10/15/30 1,149,740

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,000,000 Berkshire Hathaway Finance Corp 2 .875% 03/15/32 $ 840,585
300,000 Berkshire Hathaway Finance Corp 4 .400 05/15/42 263,714
2,175,000 Berkshire Hathaway Finance Corp 4 .200 08/15/48 1,803,859
1,725,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,433,565
3,000,000 Berkshire Hathaway Finance Corp 2 .500 01/15/51 1,779,999
500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 382,011
1,000,000 Brighthouse Financial, Inc 5 .625 05/15/30 937,332
236,000 Brighthouse Financial, Inc 4 .700 06/22/47 167,055
500,000 Brown & Brown, Inc 4 .500 03/15/29 469,167
1,000,000 Brown & Brown, Inc 2 .375 03/15/31 746,873
1,000,000 Brown & Brown, Inc 4 .200 03/17/32 854,923
500,000 Brown & Brown, Inc 4 .950 03/17/52 405,296
450,000 Chubb Corp 6 .000 05/11/37 469,153
1,325,000 Chubb INA Holdings, Inc 1 .375 09/15/30 999,290
425,000 Chubb INA Holdings, Inc 2 .850 12/15/51 277,511
1,500,000 Chubb INA Holdings, Inc 3 .050 12/15/61 945,810
200,000 Cincinnati Financial Corp 6 .920 05/15/28 212,572
690,000 CNA Financial Corp 3 .950 05/15/24 676,671
200,000 CNA Financial Corp 4 .500 03/01/26 195,446
225,000 CNA Financial Corp 3 .450 08/15/27 205,211
100,000 CNA Financial Corp 3 .900 05/01/29 89,571
1,150,000 CNA Financial Corp 2 .050 08/15/30 877,689
500,000 CNO Financial Group, Inc 5 .250 05/30/29 465,609
1,000,000 g Corebridge Financial, Inc 3 .500 04/04/25 949,940
1,000,000 g Corebridge Financial, Inc 3 .650 04/05/27 913,255
1,000,000 g Corebridge Financial, Inc 3 .850 04/05/29 881,339
2,000,000 g Corebridge Financial, Inc 3 .900 04/05/32 1,688,138
1,000,000 g Corebridge Financial, Inc 4 .350 04/05/42 769,362
500,000 g Corebridge Financial, Inc 4 .400 04/05/52 380,028
1,000,000 g Corebridge Financial, Inc 6 .875 12/15/52 914,458
500,000 Enstar Group Ltd 4 .950 06/01/29 448,843
1,000,000 Enstar Group Ltd 3 .100 09/01/31 710,156
300,000 Everest Reinsurance Holdings, Inc 4 .868 06/01/44 251,767
250,000 Everest Reinsurance Holdings, Inc 3 .500 10/15/50 165,267
1,200,000 Everest Reinsurance Holdings, Inc 3 .125 10/15/52 741,650
400,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 375,839
500,000 Fairfax Financial Holdings Ltd 4 .625 04/29/30 449,542
1,000,000 Fairfax Financial Holdings Ltd 3 .375 03/03/31 807,508
1,000,000 g Fairfax Financial Holdings Ltd 5 .625 08/16/32 922,029
300,000 Fidelity National Financial, Inc 4 .500 08/15/28 282,188
1,000,000 Fidelity National Financial, Inc 3 .400 06/15/30 815,202
500,000 Fidelity National Financial, Inc 2 .450 03/15/31 370,765
400,000 Fidelity National Financial, Inc 3 .200 09/17/51 229,722
750,000 First American Financial Corp 4 .000 05/15/30 625,333
400,000 First American Financial Corp 2 .400 08/15/31 285,744
350,000 Globe Life, Inc 2 .150 08/15/30 272,226
175,000 Globe Life, Inc 4 .800 06/15/32 162,086
200,000 Hanover Insurance Group, Inc 4 .500 04/15/26 192,705
1,000,000 Hanover Insurance Group, Inc 2 .500 09/01/30 765,518
750,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 632,707
400,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 318,242
450,000 Hartford Financial Services Group, Inc 4 .400 03/15/48 370,144
450,000 Hartford Financial Services Group, Inc 3 .600 08/19/49 322,153
475,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 290,140
500,000 Jackson Financial, Inc 5 .170 06/08/27 481,393
1,500,000 Jackson Financial, Inc 3 .125 11/23/31 1,128,583
500,000 Jackson Financial, Inc 5 .670 06/08/32 457,210
1,000,000 Jackson Financial, Inc 4 .000 11/23/51 624,640
200,000 Kemper Corp 4 .350 02/15/25 194,837
500,000 Kemper Corp 2 .400 09/30/30 383,205

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,000,000 e Kemper Corp 3 .800% 02/23/32 $ 830,858
400,000 Leucadia National Corp 5 .500 10/18/23 399,232
175,000 Lincoln National Corp 3 .350 03/09/25 168,836
600,000 Lincoln National Corp 3 .625 12/12/26 563,617
650,000 Lincoln National Corp 3 .050 01/15/30 545,188
1,000,000 Lincoln National Corp 3 .400 03/01/32 818,999
150,000 Lincoln National Corp 7 .000 06/15/40 156,682
250,000 Lincoln National Corp 4 .350 03/01/48 193,879
500,000 Lincoln National Corp 4 .375 06/15/50 385,498
800,000 Loews Corp 3 .750 04/01/26 771,899
400,000 Loews Corp 3 .200 05/15/30 341,185
200,000 Loews Corp 4 .125 05/15/43 154,125
700,000 Manulife Financial Corp 4 .150 03/04/26 678,667
1,300,000 Manulife Financial Corp 4 .061 02/24/32 1,154,439
1,000,000 Manulife Financial Corp 3 .703 03/16/32 867,956
200,000 Manulife Financial Corp 5 .375 03/04/46 189,745
200,000 Markel Corp 3 .350 09/17/29 173,173
150,000 Markel Corp 5 .000 04/05/46 127,292
100,000 Markel Corp 4 .300 11/01/47 77,004
750,000 Markel Corp 5 .000 05/20/49 646,887
200,000 Markel Corp 4 .150 09/17/50 149,887
1,500,000 Markel Corp 3 .450 05/07/52 996,094
725,000 Marsh & McLennan Cos, Inc 3 .875 03/15/24 714,897
1,700,000 Marsh & McLennan Cos, Inc 4 .375 03/15/29 1,614,679
450,000 Marsh & McLennan Cos, Inc 2 .250 11/15/30 357,059
600,000 Marsh & McLennan Cos, Inc 2 .375 12/15/31 471,470
250,000 Marsh & McLennan Cos, Inc 4 .750 03/15/39 224,817
100,000 Marsh & McLennan Cos, Inc 4 .350 01/30/47 81,640
300,000 Marsh & McLennan Cos, Inc 4 .200 03/01/48 238,437
1,200,000 Marsh & McLennan Cos, Inc 4 .900 03/15/49 1,064,738
1,000,000 Marsh & McLennan Cos, Inc 2 .900 12/15/51 619,720
200,000 Mercury General Corp 4 .400 03/15/27 186,476
525,000 MetLife, Inc 4 .368 09/15/23 523,199
700,000 MetLife, Inc 3 .600 04/10/24 687,051
700,000 MetLife, Inc 3 .600 11/13/25 673,989
675,000 MetLife, Inc 6 .375 06/15/34 713,439
1,530,000 MetLife, Inc 5 .700 06/15/35 1,549,763
130,000 MetLife, Inc 5 .875 02/06/41 129,641
450,000 MetLife, Inc 4 .125 08/13/42 363,949
750,000 MetLife, Inc 4 .875 11/13/43 670,156
500,000 MetLife, Inc 4 .721 12/15/44 431,709
800,000 MetLife, Inc 4 .050 03/01/45 624,481
1,650,000 MetLife, Inc 4 .600 05/13/46 1,442,322
200,000 MetLife, Inc 5 .000 07/15/52 182,312
20,000 Nationwide Financial Services 6 .750 05/15/37 19,050
200,000 Old Republic International Corp 4 .875 10/01/24 199,638
100,000 Old Republic International Corp 3 .875 08/26/26 94,476
1,500,000 Old Republic International Corp 3 .850 06/11/51 1,029,720
500,000 PartnerRe Finance B LLC 3 .700 07/02/29 444,782
500,000 PartnerRe Finance B LLC 4 .500 10/01/50 419,421
725,000 Presbyterian Healthcare Services 4 .875 08/01/52 683,592
1,000,000 Primerica, Inc 2 .800 11/19/31 785,196
150,000 Principal Financial Group, Inc 3 .125 05/15/23 148,734
200,000 Principal Financial Group, Inc 3 .400 05/15/25 191,840
850,000 Principal Financial Group, Inc 3 .100 11/15/26 778,614
100,000 Principal Financial Group, Inc 3 .700 05/15/29 89,542
1,000,000 Principal Financial Group, Inc 2 .125 06/15/30 782,123
100,000 Principal Financial Group, Inc 4 .625 09/15/42 84,887
200,000 e Principal Financial Group, Inc 4 .350 05/15/43 165,964
300,000 Principal Financial Group, Inc 4 .300 11/15/46 242,597

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 650,000 Progressive Corp 2 .450% 01/15/27 $ 597,571
750,000 Progressive Corp 2 .500 03/15/27 677,442
250,000 Progressive Corp 4 .000 03/01/29 236,144
100,000 Progressive Corp 3 .200 03/26/30 87,854
125,000 Progressive Corp 3 .000 03/15/32 104,123
120,000 Progressive Corp 6 .250 12/01/32 127,793
300,000 Progressive Corp 4 .350 04/25/44 253,923
300,000 Progressive Corp 3 .700 01/26/45 227,771
950,000 Progressive Corp 4 .125 04/15/47 787,128
750,000 Progressive Corp 4 .200 03/15/48 625,908
100,000 Progressive Corp 3 .950 03/26/50 79,329
500,000 Progressive Corp 3 .700 03/15/52 375,587
200,000 Prudential Financial, Inc 1 .500 03/10/26 178,854
195,000 Prudential Financial, Inc 3 .878 03/27/28 184,295
500,000 e Prudential Financial, Inc 2 .100 03/10/30 400,588
450,000 Prudential Financial, Inc 5 .700 12/14/36 444,671
500,000 Prudential Financial, Inc 3 .000 03/10/40 360,007
600,000 Prudential Financial, Inc 5 .200 03/15/44 576,594
1,700,000 Prudential Financial, Inc 4 .600 05/15/44 1,451,301
200,000 Prudential Financial, Inc 5 .375 05/15/45 189,096
2,300,000 e Prudential Financial, Inc 4 .500 09/15/47 1,995,733
300,000 Prudential Financial, Inc 4 .418 03/27/48 250,903
2,400,000 Prudential Financial, Inc 5 .700 09/15/48 2,241,000
799,000 Prudential Financial, Inc 3 .935 12/07/49 608,916
450,000 Prudential Financial, Inc 4 .350 02/25/50 370,897
1,000,000 Prudential Financial, Inc 3 .700 03/13/51 735,379
675,000 Prudential Financial, Inc 5 .125 03/01/52 585,185
1,000,000 Prudential Financial, Inc 6 .000 09/01/52 933,599
200,000 Prudential plc 3 .125 04/14/30 167,178
1,000,000 Prudential plc 3 .625 03/24/32 841,484
250,000 Reinsurance Group of America, Inc 4 .700 09/15/23 249,139
750,000 Reinsurance Group of America, Inc 3 .900 05/15/29 668,137
350,000 Reinsurance Group of America, Inc 3 .150 06/15/30 291,482
200,000 RenaissanceRe Finance, Inc 3 .700 04/01/25 192,408
200,000 RenaissanceRe Finance, Inc 3 .450 07/01/27 183,138
300,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 264,221
1,000,000 Stewart Information Services Corp 3 .600 11/15/31 770,782
350,000 Torchmark Corp 4 .550 09/15/28 329,199
20,000 Transatlantic Holdings, Inc 8 .000 11/30/39 23,847
600,000 Travelers Cos, Inc 5 .350 11/01/40 587,122
200,000 Travelers Cos, Inc 4 .600 08/01/43 174,306
250,000 Travelers Cos, Inc 4 .300 08/25/45 209,250
1,100,000 Travelers Cos, Inc 4 .000 05/30/47 888,862
500,000 Travelers Cos, Inc 4 .050 03/07/48 410,940
900,000 Travelers Cos, Inc 4 .100 03/04/49 735,704
2,000,000 Travelers Cos, Inc 3 .050 06/08/51 1,379,777
100,000 Travelers Property Casualty Corp 6 .375 03/15/33 109,147
500,000 Unum Group 4 .000 06/15/29 443,558
300,000 Unum Group 5 .750 08/15/42 259,862
500,000 Unum Group 4 .500 12/15/49 351,056
1,000,000 Unum Group 4 .125 06/15/51 666,348
1,000,000 W R Berkley Corp 3 .550 03/30/52 689,128
400,000 W R Berkley Corp 3 .150 09/30/61 238,289
425,000 Willis North America, Inc 3 .600 05/15/24 412,640
1,000,000 Willis North America, Inc 4 .650 06/15/27 949,605
500,000 Willis North America, Inc 4 .500 09/15/28 463,746
900,000 Willis North America, Inc 2 .950 09/15/29 740,450
300,000 Willis North America, Inc 5 .050 09/15/48 255,715
500,000 Willis North America, Inc 3 .875 09/15/49 345,897
200,000 WR Berkley Corp 4 .750 08/01/44 169,930

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 650,000 WR Berkley Corp 4 .000% 05/12/50 $ 490,663
200,000 XLIT Ltd 5 .250 12/15/43 191,741
300,000 XLIT Ltd 5 .500 03/31/45 277,310
TOTAL INSURANCE 138,804,543
MATERIALS - 0 .6%
300,000 Air Products & Chemicals, Inc 3 .350 07/31/24 293,963
175,000 Air Products & Chemicals, Inc 1 .500 10/15/25 159,031
500,000 Air Products & Chemicals, Inc 1 .850 05/15/27 440,332
2,125,000 Air Products & Chemicals, Inc 2 .050 05/15/30 1,737,763
125,000 Air Products & Chemicals, Inc 2 .700 05/15/40 89,839
1,250,000 e Air Products & Chemicals, Inc 2 .800 05/15/50 831,393
750,000 Albemarle Corp 4 .650 06/01/27 718,908
1,000,000 Albemarle Corp 5 .050 06/01/32 926,647
1,000,000 Albemarle Corp 5 .650 06/01/52 886,418
500,000 Amcor Finance USA, Inc 3 .625 04/28/26 466,895
400,000 Amcor Finance USA, Inc 4 .500 05/15/28 369,881
2,000,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 1,564,122
375,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 290,669
1,000,000 AptarGroup, Inc 3 .600 03/15/32 818,952
300,000 Avery Dennison Corp 4 .875 12/06/28 288,876
500,000 Avery Dennison Corp 2 .650 04/30/30 399,669
1,000,000 Avery Dennison Corp 2 .250 02/15/32 737,706
100,000 Barrick Australian Finance Pty Ltd 5 .950 10/15/39 97,265
2,250,000 Barrick Gold Corp 5 .250 04/01/42 2,049,860
500,000 Barrick North America Finance LLC 5 .750 05/01/43 470,462
100,000 Bemis Co, Inc 3 .100 09/15/26 92,116
200,000 Bemis Co, Inc 2 .630 06/19/30 160,684
625,000 Berry Global, Inc 0 .950 02/15/24 587,196
1,375,000 Berry Global, Inc 1 .570 01/15/26 1,198,760
625,000 Berry Global, Inc 1 .650 01/15/27 518,255
825,000 BHP Billiton Finance USA Ltd 4 .125 02/24/42 701,072
1,925,000 BHP Billiton Finance USA Ltd 5 .000 09/30/43 1,824,489
500,000 Cabot Corp 4 .000 07/01/29 435,739
1,000,000 Cabot Corp 5 .000 06/30/32 897,673
400,000 Celulosa Arauco y Constitucion S.A. 4 .500 08/01/24 389,704
375,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 326,261
200,000 Celulosa Arauco y Constitucion S.A. 5 .500 11/02/47 147,398
14,000 Dow Chemical Co 4 .550 11/30/25 13,782
300,000 Dow Chemical Co 4 .800 11/30/28 285,594
81,000 Dow Chemical Co 7 .375 11/01/29 87,973
1,000,000 e Dow Chemical Co 2 .100 11/15/30 766,013
982,000 Dow Chemical Co 4 .250 10/01/34 831,758
131,000 Dow Chemical Co 9 .400 05/15/39 166,449
275,000 Dow Chemical Co 5 .250 11/15/41 244,362
1,200,000 Dow Chemical Co 4 .375 11/15/42 943,994
400,000 Dow Chemical Co 4 .625 10/01/44 320,318
825,000 Dow Chemical Co 5 .550 11/30/48 749,070
750,000 Dow Chemical Co 4 .800 05/15/49 615,987
1,000,000 Dow Chemical Co 3 .600 11/15/50 683,055
1,600,000 DowDuPont, Inc 4 .493 11/15/25 1,571,613
2,300,000 DowDuPont, Inc 4 .725 11/15/28 2,187,224
150,000 DowDuPont, Inc 5 .319 11/15/38 135,998
2,325,000 DowDuPont, Inc 5 .419 11/15/48 2,092,080
1,500,000 Eagle Materials, Inc 2 .500 07/01/31 1,094,181
727,000 Eastman Chemical Co 3 .800 03/15/25 699,500
700,000 Eastman Chemical Co 4 .500 12/01/28 645,959
150,000 Eastman Chemical Co 4 .800 09/01/42 120,972
525,000 Eastman Chemical Co 4 .650 10/15/44 409,463
750,000 Ecolab, Inc 2 .700 11/01/26 694,196

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,000,000 Ecolab, Inc 1 .650% 02/01/27 $ 877,847
300,000 Ecolab, Inc 3 .250 12/01/27 280,071
1,000,000 e Ecolab, Inc 1 .300 01/30/31 751,402
1,000,000 e Ecolab, Inc 2 .125 02/01/32 789,534
150,000 e Ecolab, Inc 2 .125 08/15/50 84,177
1,000,000 Ecolab, Inc 2 .700 12/15/51 636,728
1,370,000 Ecolab, Inc 2 .750 08/18/55 847,311
350,000 EI du Pont de Nemours and Co 1 .700 07/15/25 321,770
175,000 EI du Pont de Nemours and Co 2 .300 07/15/30 142,771
700,000 Fibria Overseas Finance Ltd 5 .500 01/17/27 668,630
200,000 FMC Corp 4 .100 02/01/24 197,475
500,000 FMC Corp 3 .200 10/01/26 459,883
500,000 FMC Corp 3 .450 10/01/29 429,357
500,000 FMC Corp 4 .500 10/01/49 377,489
1,000,000 Freeport-McMoRan, Inc 4 .125 03/01/28 895,427
1,000,000 Freeport-McMoRan, Inc 4 .375 08/01/28 900,459
1,000,000 Freeport-McMoRan, Inc 5 .250 09/01/29 929,340
1,000,000 Freeport-McMoRan, Inc 4 .250 03/01/30 855,120
300,000 Georgia-Pacific LLC 8 .000 01/15/24 311,837
750,000 Georgia-Pacific LLC 7 .750 11/15/29 850,228
600,000 Huntsman International LLC 4 .500 05/01/29 529,009
2,000,000 Huntsman International LLC 2 .950 06/15/31 1,505,220
300,000 International Flavors & Fragrances, Inc 3 .200 05/01/23 297,990
100,000 International Flavors & Fragrances, Inc 4 .450 09/26/28 91,764
200,000 International Flavors & Fragrances, Inc 4 .375 06/01/47 154,340
675,000 International Flavors & Fragrances, Inc 5 .000 09/26/48 562,910
450,000 International Paper Co 6 .000 11/15/41 429,199
390,000 International Paper Co 4 .800 06/15/44 324,486
2,425,000 International Paper Co 4 .350 08/15/48 1,928,847
1,000,000 Kinross Gold Corp 4 .500 07/15/27 931,140
150,000 Lubrizol Corp 6 .500 10/01/34 163,945
170,000 LYB International Finance BV 4 .000 07/15/23 168,984
575,000 LYB International Finance BV 5 .250 07/15/43 490,777
550,000 LYB International Finance BV 4 .875 03/15/44 447,231
491,000 LYB International Finance III LLC 1 .250 10/01/25 431,429
150,000 LYB International Finance III LLC 2 .250 10/01/30 116,671
150,000 LYB International Finance III LLC 3 .375 10/01/40 102,800
1,000,000 LYB International Finance III LLC 4 .200 10/15/49 717,575
750,000 LYB International Finance III LLC 4 .200 05/01/50 538,485
1,000,000 e LYB International Finance III LLC 3 .625 04/01/51 652,113
500,000 LYB International Finance III LLC 3 .800 10/01/60 314,978
741,000 LyondellBasell Industries NV 5 .750 04/15/24 746,879
475,000 LyondellBasell Industries NV 4 .625 02/26/55 356,341
200,000 Martin Marietta Materials, Inc 4 .250 07/02/24 196,987
200,000 Martin Marietta Materials, Inc 3 .450 06/01/27 184,759
325,000 e Martin Marietta Materials, Inc 3 .500 12/15/27 299,176
250,000 Martin Marietta Materials, Inc 2 .500 03/15/30 200,803
1,000,000 Martin Marietta Materials, Inc 2 .400 07/15/31 771,962
450,000 Martin Marietta Materials, Inc 4 .250 12/15/47 341,347
1,000,000 Martin Marietta Materials, Inc 3 .200 07/15/51 626,012
1,000,000 Mosaic Co 4 .250 11/15/23 991,813
800,000 Mosaic Co 4 .050 11/15/27 744,447
300,000 Mosaic Co 5 .450 11/15/33 282,488
100,000 Mosaic Co 4 .875 11/15/41 80,940
600,000 Mosaic Co 5 .625 11/15/43 538,647
1,000,000 NewMarket Corp 2 .700 03/18/31 758,665
250,000 Newmont Corp 2 .250 10/01/30 193,387
1,350,000 Newmont Corp 2 .600 07/15/32 1,029,302
1,300,000 Newmont Goldcorp Corp 2 .800 10/01/29 1,076,154
298,000 Newmont Goldcorp Corp 5 .875 04/01/35 286,925

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 235,000 Newmont Goldcorp Corp 6 .250% 10/01/39 $ 234,569
975,000 Newmont Goldcorp Corp 4 .875 03/15/42 840,622
300,000 Newmont Goldcorp Corp 5 .450 06/09/44 273,591
275,000 Nucor Corp 2 .000 06/01/25 253,825
500,000 Nucor Corp 4 .300 05/23/27 478,655
425,000 Nucor Corp 3 .950 05/01/28 390,867
3,150,000 Nucor Corp 2 .700 06/01/30 2,587,701
500,000 Nucor Corp 3 .125 04/01/32 408,150
1,000,000 Nucor Corp 2 .979 12/15/55 591,108
150,000 Nutrien Ltd 3 .150 10/01/22 150,000
500,000 Nutrien Ltd 1 .900 05/13/23 490,838
200,000 Nutrien Ltd 3 .000 04/01/25 190,593
700,000 Nutrien Ltd 4 .000 12/15/26 663,699
550,000 Nutrien Ltd 4 .200 04/01/29 508,928
500,000 Nutrien Ltd 2 .950 05/13/30 417,924
200,000 Nutrien Ltd 4 .125 03/15/35 169,708
200,000 Nutrien Ltd 5 .625 12/01/40 188,467
200,000 Nutrien Ltd 4 .900 06/01/43 172,473
691,000 Nutrien Ltd 5 .250 01/15/45 614,757
1,050,000 Nutrien Ltd 5 .000 04/01/49 928,184
300,000 Nutrien Ltd 3 .950 05/13/50 227,724
500,000 Owens Corning 4 .200 12/01/24 490,630
300,000 Owens Corning 3 .400 08/15/26 276,319
500,000 Owens Corning 3 .950 08/15/29 447,489
300,000 Owens Corning 3 .875 06/01/30 262,079
525,000 Owens Corning 4 .300 07/15/47 385,131
350,000 Owens Corning 4 .400 01/30/48 260,272
100,000 Packaging Corp of America 3 .650 09/15/24 97,544
550,000 Packaging Corp of America 3 .400 12/15/27 499,134
100,000 Packaging Corp of America 3 .000 12/15/29 84,461
500,000 Packaging Corp of America 4 .050 12/15/49 374,265
1,500,000 Packaging Corp of America 3 .050 10/01/51 949,248
300,000 PPG Industries, Inc 3 .200 03/15/23 297,858
500,000 PPG Industries, Inc 2 .400 08/15/24 480,254
250,000 PPG Industries, Inc 1 .200 03/15/26 218,180
425,000 PPG Industries, Inc 3 .750 03/15/28 393,935
500,000 PPG Industries, Inc 2 .550 06/15/30 412,461
300,000 e Praxair, Inc 2 .650 02/05/25 286,165
1,000,000 Praxair, Inc 3 .200 01/30/26 953,487
725,000 Praxair, Inc 1 .100 08/10/30 547,736
625,000 Praxair, Inc 3 .550 11/07/42 486,747
225,000 Praxair, Inc 2 .000 08/10/50 123,783
300,000 Reliance Steel & Aluminum Co 4 .500 04/15/23 299,341
500,000 Reliance Steel & Aluminum Co 1 .300 08/15/25 446,088
500,000 Reliance Steel & Aluminum Co 2 .150 08/15/30 380,296
414,000 Rio Tinto Alcan, Inc 6 .125 12/15/33 437,374
350,000 Rio Tinto Finance USA Ltd 5 .200 11/02/40 339,108
1,000,000 Rio Tinto Finance USA Ltd 2 .750 11/02/51 648,016
1,400,000 Rio Tinto Finance USA plc 4 .125 08/21/42 1,176,562
100,000 RPM International, Inc 3 .750 03/15/27 92,129
300,000 RPM International, Inc 4 .550 03/01/29 273,361
1,000,000 RPM International, Inc 2 .950 01/15/32 769,624
100,000 RPM International, Inc 5 .250 06/01/45 83,731
200,000 RPM International, Inc 4 .250 01/15/48 145,220
200,000 Sherwin-Williams Co 3 .450 08/01/25 190,279
1,000,000 Sherwin-Williams Co 4 .250 08/08/25 976,061
200,000 Sherwin-Williams Co 3 .950 01/15/26 193,957
925,000 Sherwin-Williams Co 3 .450 06/01/27 849,212
500,000 Sherwin-Williams Co 2 .950 08/15/29 427,700
500,000 Sherwin-Williams Co 2 .300 05/15/30 399,365

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 950,000 Sherwin-Williams Co 2 .200% 03/15/32 $ 718,545
200,000 Sherwin-Williams Co 4 .000 12/15/42 151,039
900,000 Sherwin-Williams Co 4 .500 06/01/47 729,572
900,000 Sherwin-Williams Co 3 .800 08/15/49 645,814
500,000 Sherwin-Williams Co 3 .300 05/15/50 327,875
1,000,000 Sherwin-Williams Co 2 .900 03/15/52 600,993
650,000 Sonoco Products Co 2 .250 02/01/27 575,667
750,000 Sonoco Products Co 3 .125 05/01/30 623,827
1,000,000 Sonoco Products Co 2 .850 02/01/32 792,337
300,000 Southern Copper Corp 3 .875 04/23/25 287,250
100,000 Southern Copper Corp 7 .500 07/27/35 108,250
1,180,000 Southern Copper Corp 6 .750 04/16/40 1,218,598
1,500,000 Southern Copper Corp 5 .875 04/23/45 1,404,423
250,000 Steel Dynamics, Inc 2 .800 12/15/24 238,823
100,000 Steel Dynamics, Inc 2 .400 06/15/25 92,452
1,000,000 Steel Dynamics, Inc 1 .650 10/15/27 817,743
750,000 Steel Dynamics, Inc 3 .450 04/15/30 632,875
100,000 Steel Dynamics, Inc 3 .250 01/15/31 81,547
500,000 Steel Dynamics, Inc 3 .250 10/15/50 305,108
700,000 Suzano Austria GmbH 2 .500 09/15/28 547,498
1,900,000 Suzano Austria GmbH 6 .000 01/15/29 1,770,266
1,000,000 Suzano Austria GmbH 3 .750 01/15/31 783,450
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,079,550
750,000 Vulcan Materials Co 4 .500 04/01/25 738,174
100,000 Vulcan Materials Co 3 .900 04/01/27 94,924
275,000 Vulcan Materials Co 3 .500 06/01/30 235,224
475,000 Vulcan Materials Co 4 .500 06/15/47 384,843
200,000 Vulcan Materials Co 4 .700 03/01/48 165,934
200,000 Westlake Chemical Corp 0 .875 08/15/24 186,542
500,000 Westlake Chemical Corp 3 .600 08/15/26 464,964
1,000,000 Westlake Chemical Corp 3 .375 06/15/30 847,710
500,000 Westlake Chemical Corp 2 .875 08/15/41 316,762
500,000 Westlake Chemical Corp 5 .000 08/15/46 414,294
200,000 Westlake Chemical Corp 4 .375 11/15/47 151,629
500,000 Westlake Chemical Corp 3 .125 08/15/51 307,976
500,000 Westlake Chemical Corp 3 .375 08/15/61 289,087
250,000 WRKCo, Inc 3 .000 09/15/24 238,703
425,000 WRKCo, Inc 3 .750 03/15/25 409,471
525,000 WRKCo, Inc 4 .650 03/15/26 513,486
300,000 WRKCo, Inc 3 .375 09/15/27 271,119
325,000 WRKCo, Inc 4 .000 03/15/28 299,479
240,000 WRKCo, Inc 3 .900 06/01/28 220,457
950,000 WRKCo, Inc 4 .900 03/15/29 908,204
685,000 WRKCo, Inc 4 .200 06/01/32 599,104
400,000 WRKCo, Inc 3 .000 06/15/33 309,489
750,000 Yamana Gold, Inc 2 .630 08/15/31 554,690
TOTAL MATERIALS 119,184,074
MEDIA & ENTERTAINMENT - 1 .1%
475,000 Activision Blizzard, Inc 3 .400 09/15/26 448,250
300,000 Activision Blizzard, Inc 3 .400 06/15/27 279,646
250,000 Activision Blizzard, Inc 1 .350 09/15/30 189,734
300,000 Activision Blizzard, Inc 4 .500 06/15/47 260,805
1,100,000 Activision Blizzard, Inc 2 .500 09/15/50 664,111
1,000,000 AdventHealth Obligated Group 2 .795 11/15/51 644,268
875,000 Alphabet, Inc 3 .375 02/25/24 863,827
675,000 Alphabet, Inc 0 .450 08/15/25 605,212
1,250,000 Alphabet, Inc 1 .998 08/15/26 1,140,772
1,000,000 Alphabet, Inc 0 .800 08/15/27 843,471
850,000 Alphabet, Inc 1 .100 08/15/30 657,172

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,000,000 Alphabet, Inc 1 .900% 08/15/40 $ 641,890
2,800,000 Alphabet, Inc 2 .050 08/15/50 1,645,317
1,100,000 Alphabet, Inc 2 .250 08/15/60 618,413
1,000,000 American Assets Trust LP 3 .375 02/01/31 794,232
700,000 Baidu, Inc 3 .875 09/29/23 687,925
525,000 Baidu, Inc 4 .375 05/14/24 517,645
200,000 e Baidu, Inc 3 .075 04/07/25 189,275
1,000,000 Baidu, Inc 1 .720 04/09/26 880,164
500,000 Baidu, Inc 4 .375 03/29/28 464,684
500,000 Baidu, Inc 4 .875 11/14/28 473,631
300,000 e Baidu, Inc 3 .425 04/07/30 258,386
750,000 Baidu, Inc 2 .375 10/09/30 590,856
1,000,000 e Baidu, Inc 2 .375 08/23/31 778,766
1,000,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 818,896
1,000,000 Blackstone Private Credit Fund 4 .700 03/24/25 946,425
1,000,000 g Blackstone Private Credit Fund 7 .050 09/29/25 987,495
1,800,000 Blackstone Private Credit Fund 2 .625 12/15/26 1,477,640
1,000,000 Blackstone Private Credit Fund 3 .250 03/15/27 827,850
1,000,000 Blackstone Private Credit Fund 4 .000 01/15/29 801,050
500,000 Broadstone Net Lease LLC 2 .600 09/15/31 368,130
1,000,000 Cedars-Sinai Health System 2 .288 08/15/31 798,285
225,000 Charter Communications Operating LLC 4 .500 02/01/24 222,390
3,650,000 Charter Communications Operating LLC 4 .908 07/23/25 3,559,331
950,000 Charter Communications Operating LLC 3 .750 02/15/28 839,500
2,750,000 Charter Communications Operating LLC 4 .200 03/15/28 2,468,910
650,000 Charter Communications Operating LLC 2 .250 01/15/29 508,932
2,000,000 Charter Communications Operating LLC 2 .800 04/01/31 1,511,896
1,500,000 Charter Communications Operating LLC 2 .300 02/01/32 1,071,133
1,000,000 Charter Communications Operating LLC 4 .400 04/01/33 828,067
750,000 Charter Communications Operating LLC 6 .384 10/23/35 687,797
1,500,000 Charter Communications Operating LLC 5 .375 04/01/38 1,215,453
1,500,000 Charter Communications Operating LLC 3 .500 06/01/41 958,557
1,000,000 Charter Communications Operating LLC 3 .500 03/01/42 634,511
1,550,000 Charter Communications Operating LLC 6 .484 10/23/45 1,364,910
1,400,000 Charter Communications Operating LLC 5 .375 05/01/47 1,082,944
1,375,000 Charter Communications Operating LLC 5 .750 04/01/48 1,109,776
1,600,000 Charter Communications Operating LLC 5 .125 07/01/49 1,172,859
2,500,000 Charter Communications Operating LLC 4 .800 03/01/50 1,803,474
2,500,000 Charter Communications Operating LLC 3 .700 04/01/51 1,515,125
3,000,000 Charter Communications Operating LLC 3 .900 06/01/52 1,857,335
500,000 Charter Communications Operating LLC 5 .250 04/01/53 382,878
2,000,000 Charter Communications Operating LLC 3 .850 04/01/61 1,167,602
1,500,000 Charter Communications Operating LLC 4 .400 12/01/61 955,609
1,000,000 Charter Communications Operating LLC 3 .950 06/30/62 592,993
500,000 Charter Communications Operating LLC 5 .500 04/01/63 377,754
1,000,000 Cleco Securitization I LLC 4 .646 09/01/42 943,115
2,025,000 Comcast Corp 3 .700 04/15/24 1,991,567
850,000 Comcast Corp 3 .375 02/15/25 820,803
350,000 Comcast Corp 3 .375 08/15/25 335,960
1,550,000 Comcast Corp 3 .950 10/15/25 1,505,762
1,950,000 Comcast Corp 3 .150 03/01/26 1,836,958
1,025,000 Comcast Corp 2 .350 01/15/27 919,189
1,450,000 Comcast Corp 3 .300 02/01/27 1,347,989
900,000 Comcast Corp 3 .150 02/15/28 815,991
2,675,000 Comcast Corp 4 .150 10/15/28 2,526,439
5,000,000 Comcast Corp 3 .400 04/01/30 4,397,587
3,300,000 Comcast Corp 4 .250 10/15/30 3,055,408
1,950,000 Comcast Corp 1 .950 01/15/31 1,515,707
3,850,000 Comcast Corp 1 .500 02/15/31 2,890,073
1,925,000 Comcast Corp 4 .250 01/15/33 1,743,465

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 150,000 Comcast Corp 7 .050% 03/15/33 $ 164,491
200,000 Comcast Corp 4 .200 08/15/34 175,188
500,000 Comcast Corp 4 .400 08/15/35 441,963
36,000 Comcast Corp 6 .500 11/15/35 38,400
3,475,000 Comcast Corp 3 .200 07/15/36 2,686,945
3,150,000 Comcast Corp 3 .900 03/01/38 2,567,870
1,000,000 Comcast Corp 3 .250 11/01/39 734,469
3,800,000 Comcast Corp 3 .750 04/01/40 2,987,230
1,275,000 Comcast Corp 3 .400 07/15/46 899,649
631,000 Comcast Corp 3 .969 11/01/47 482,466
1,500,000 Comcast Corp 4 .000 03/01/48 1,154,437
1,407,000 Comcast Corp 3 .999 11/01/49 1,078,135
2,525,000 Comcast Corp 3 .450 02/01/50 1,763,260
425,000 Comcast Corp 2 .800 01/15/51 260,329
2,237,000 Comcast Corp 2 .887 11/01/51 1,400,879
1,050,000 e Comcast Corp 2 .450 08/15/52 595,272
4,708,000 Comcast Corp 2 .937 11/01/56 2,810,085
850,000 Comcast Corp 2 .650 08/15/62 458,127
6,758,000 Comcast Corp 2 .987 11/01/63 3,914,205
300,000 Discovery Communications LLC 3 .800 03/13/24 292,846
200,000 Discovery Communications LLC 3 .900 11/15/24 194,437
350,000 Discovery Communications LLC 3 .450 03/15/25 331,867
200,000 Discovery Communications LLC 3 .950 06/15/25 190,046
500,000 Discovery Communications LLC 4 .900 03/11/26 483,760
2,275,000 Discovery Communications LLC 3 .950 03/20/28 1,994,248
1,000,000 Discovery Communications LLC 4 .125 05/15/29 856,044
250,000 Discovery Communications LLC 3 .625 05/15/30 205,310
1,400,000 Discovery Communications LLC 5 .200 09/20/47 1,033,258
1,400,000 Discovery Communications LLC 5 .300 05/15/49 1,044,724
500,000 Discovery Communications LLC 4 .650 05/15/50 342,120
1,175,000 Discovery Communications LLC 4 .000 09/15/55 692,778
1,000,000 Electronic Arts, Inc 1 .850 02/15/31 770,788
1,000,000 Electronic Arts, Inc 2 .950 02/15/51 653,350
500,000 Fox Corp 4 .030 01/25/24 493,817
500,000 Fox Corp 3 .050 04/07/25 476,239
2,250,000 Fox Corp 4 .709 01/25/29 2,113,728
500,000 Fox Corp 3 .500 04/08/30 428,824
1,500,000 Fox Corp 5 .476 01/25/39 1,300,884
650,000 Fox Corp 5 .576 01/25/49 555,860
200,000 Grupo Televisa SAB 4 .625 01/30/26 193,450
1,100,000 Grupo Televisa SAB 5 .000 05/13/45 929,251
700,000 Grupo Televisa SAB 6 .125 01/31/46 689,728
500,000 e Grupo Televisa SAB 5 .250 05/24/49 434,257
100,000 Interpublic Group of Cos, Inc 4 .200 04/15/24 97,928
350,000 Interpublic Group of Cos, Inc 4 .650 10/01/28 323,650
500,000 Interpublic Group of Cos, Inc 4 .750 03/30/30 457,028
1,000,000 Interpublic Group of Cos, Inc 2 .400 03/01/31 759,432
1,000,000 Interpublic Group of Cos, Inc 3 .375 03/01/41 661,481
400,000 Interpublic Group of Cos, Inc 5 .400 10/01/48 349,380
445,000 Iowa Health System 3 .665 02/15/50 333,416
2,000,000 g Magallanes, Inc 3 .638 03/15/25 1,894,044
7,000,000 g Magallanes, Inc 3 .755 03/15/27 6,262,932
3,325,000 g Magallanes, Inc 4 .054 03/15/29 2,871,762
2,625,000 g Magallanes, Inc 4 .279 03/15/32 2,159,542
2,750,000 g Magallanes, Inc 5 .050 03/15/42 2,057,671
2,850,000 g Magallanes, Inc 5 .141 03/15/52 2,071,433
1,475,000 g Magallanes, Inc 5 .391 03/15/62 1,069,244
135,000 MedStar Health, Inc 3 .626 08/15/49 98,306
2,500,000 g Meta Platforms, Inc 3 .500 08/15/27 2,337,783
2,500,000 g Meta Platforms, Inc 3 .850 08/15/32 2,197,818

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,500,000 g Meta Platforms, Inc 4 .450% 08/15/52 $ 2,040,205
2,500,000 g Meta Platforms, Inc 4 .650 08/15/62 2,013,939
1,000,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 887,226
870,000 NBC Universal Media LLC 4 .450 01/15/43 722,237
1,000,000 Northwestern Memorial Healthcare Obligated Group 2 .633 07/15/51 620,949
425,000 Omnicom Group, Inc 3 .650 11/01/24 414,231
1,050,000 Omnicom Group, Inc 3 .600 04/15/26 994,538
750,000 Omnicom Group, Inc 2 .450 04/30/30 602,046
325,000 Omnicom Group, Inc 4 .200 06/01/30 294,989
700,000 Omnicom Group, Inc 2 .600 08/01/31 549,523
1,000,000 Owl Rock Capital Corp III 3 .125 04/13/27 811,013
1,000,000 Owl Rock Technology Finance Corp 2 .500 01/15/27 802,322
200,000 Paramount Global 3 .375 02/15/28 177,011
1,000,000 Phillips Edison Grocery Center Operating Partnership
I LP
2 .625 11/15/31 725,986
1,000,000 Rayonier LP 2 .750 05/17/31 779,809
1,000,000 Rexford Industrial Realty LP 2 .125 12/01/30 763,527
1,000,000 Safehold Operating Partnership LP 2 .800 06/15/31 751,487
425,000 Sentara Healthcare 2 .927 11/01/51 280,037
1,000,000 STERIS Irish FinCo UnLtd Co 2 .700 03/15/31 785,857
1,000,000 STERIS Irish FinCo UnLtd Co 3 .750 03/15/51 689,817
1,000,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 959,488
375,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 348,129
1,000,000 Take-Two Interactive Software, Inc 4 .000 04/14/32 868,451
500,000 Tencent Music Entertainment Group 1 .375 09/03/25 442,993
750,000 Tencent Music Entertainment Group 2 .000 09/03/30 544,853
1,075,000 Time Warner Cable LLC 6 .550 05/01/37 969,962
400,000 Time Warner Cable LLC 7 .300 07/01/38 380,391
500,000 Time Warner Cable LLC 6 .750 06/15/39 446,948
890,000 Time Warner Cable LLC 5 .875 11/15/40 732,660
475,000 Time Warner Cable LLC 5 .500 09/01/41 372,835
2,875,000 Time Warner Cable LLC 4 .500 09/15/42 1,984,918
325,000 Time Warner Entertainment Co LP 8 .375 03/15/23 329,514
300,000 Time Warner Entertainment Co LP 8 .375 07/15/33 320,027
800,000 ViacomCBS, Inc 4 .000 01/15/26 755,430
650,000 ViacomCBS, Inc 2 .900 01/15/27 578,799
1,300,000 ViacomCBS, Inc 3 .700 06/01/28 1,158,922
500,000 ViacomCBS, Inc 4 .200 06/01/29 440,843
500,000 ViacomCBS, Inc 7 .875 07/30/30 528,331
500,000 ViacomCBS, Inc 4 .950 01/15/31 441,067
1,500,000 ViacomCBS, Inc 4 .200 05/19/32 1,216,214
150,000 ViacomCBS, Inc 6 .875 04/30/36 140,409
200,000 ViacomCBS, Inc 4 .850 07/01/42 146,170
2,179,000 ViacomCBS, Inc 4 .375 03/15/43 1,451,969
625,000 ViacomCBS, Inc 5 .850 09/01/43 498,256
200,000 ViacomCBS, Inc 4 .900 08/15/44 140,608
800,000 ViacomCBS, Inc 4 .600 01/15/45 539,508
1,000,000 ViacomCBS, Inc 4 .950 05/19/50 710,651
1,000,000 Walt Disney Co 3 .350 03/24/25 965,580
875,000 Walt Disney Co 3 .150 09/17/25 834,874
700,000 Walt Disney Co 3 .700 10/15/25 680,327
8,000,000 Walt Disney Co 1 .750 01/13/26 7,242,540
500,000 Walt Disney Co 3 .000 02/13/26 468,733
475,000 Walt Disney Co 1 .850 07/30/26 423,408
1,500,000 e Walt Disney Co 2 .950 06/15/27 1,371,830
3,000,000 e Walt Disney Co 2 .200 01/13/28 2,612,093
425,000 Walt Disney Co 2 .000 09/01/29 347,333
500,000 Walt Disney Co 3 .800 03/22/30 454,615
1,000,000 Walt Disney Co 2 .650 01/13/31 827,440
229,000 Walt Disney Co 6 .400 12/15/35 243,332

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 325,000 Walt Disney Co 6 .650% 11/15/37 $ 354,499
1,000,000 Walt Disney Co 3 .500 05/13/40 772,244
1,425,000 Walt Disney Co 6 .150 02/15/41 1,485,551
100,000 Walt Disney Co 4 .375 08/16/41 86,304
200,000 Walt Disney Co 3 .700 12/01/42 155,021
225,000 Walt Disney Co 5 .400 10/01/43 215,221
1,275,000 e Walt Disney Co 4 .125 06/01/44 1,042,875
500,000 Walt Disney Co 4 .750 09/15/44 446,414
300,000 Walt Disney Co 4 .950 10/15/45 271,235
100,000 Walt Disney Co 3 .000 07/30/46 68,043
700,000 Walt Disney Co 4 .750 11/15/46 620,790
1,600,000 Walt Disney Co 2 .750 09/01/49 1,015,131
3,625,000 e Walt Disney Co 4 .700 03/23/50 3,222,750
2,000,000 Walt Disney Co 3 .600 01/13/51 1,482,424
1,000,000 Walt Disney Co 3 .800 05/13/60 737,556
375,000 Weibo Corp 3 .500 07/05/24 358,537
900,000 Weibo Corp 3 .375 07/08/30 660,650
1,500,000 WPP Finance 2010 3 .750 09/19/24 1,454,623
TOTAL MEDIA & ENTERTAINMENT 208,094,904
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
1,850,000 AbbVie, Inc 3 .750 11/14/23 1,829,204
3,350,000 AbbVie, Inc 3 .800 03/15/25 3,244,489
1,575,000 AbbVie, Inc 3 .600 05/14/25 1,511,794
4,150,000 AbbVie, Inc 3 .200 05/14/26 3,879,318
2,500,000 AbbVie, Inc 2 .950 11/21/26 2,290,396
6,750,000 AbbVie, Inc 3 .200 11/21/29 5,909,444
2,250,000 AbbVie, Inc 4 .550 03/15/35 2,018,454
1,925,000 AbbVie, Inc 4 .500 05/14/35 1,712,571
675,000 AbbVie, Inc 4 .300 05/14/36 585,397
3,300,000 AbbVie, Inc 4 .050 11/21/39 2,654,570
2,175,000 AbbVie, Inc 4 .400 11/06/42 1,806,235
1,625,000 AbbVie, Inc 4 .850 06/15/44 1,410,640
1,310,000 AbbVie, Inc 4 .750 03/15/45 1,124,581
925,000 AbbVie, Inc 4 .700 05/14/45 782,382
1,350,000 AbbVie, Inc 4 .450 05/14/46 1,097,140
1,150,000 AbbVie, Inc 4 .875 11/14/48 1,011,157
3,975,000 AbbVie, Inc 4 .250 11/21/49 3,191,000
200,000 Agilent Technologies, Inc 3 .050 09/22/26 184,030
500,000 Agilent Technologies, Inc 2 .750 09/15/29 420,028
1,000,000 Agilent Technologies, Inc 2 .100 06/04/30 784,088
1,000,000 Agilent Technologies, Inc 2 .300 03/12/31 780,087
950,000 Amgen, Inc 3 .625 05/22/24 933,306
775,000 Amgen, Inc 3 .125 05/01/25 742,647
1,225,000 e Amgen, Inc 2 .600 08/19/26 1,122,161
3,250,000 Amgen, Inc 2 .200 02/21/27 2,885,739
775,000 Amgen, Inc 3 .200 11/02/27 710,781
1,500,000 Amgen, Inc 1 .650 08/15/28 1,236,920
1,000,000 Amgen, Inc 4 .050 08/18/29 920,189
1,000,000 Amgen, Inc 2 .450 02/21/30 825,193
500,000 Amgen, Inc 2 .300 02/25/31 397,638
850,000 e Amgen, Inc 3 .350 02/22/32 725,182
1,000,000 Amgen, Inc 4 .200 03/01/33 905,642
1,325,000 Amgen, Inc 3 .150 02/21/40 955,697
1,500,000 Amgen, Inc 2 .800 08/15/41 1,023,825
126,000 Amgen, Inc 5 .150 11/15/41 115,119
2,675,000 Amgen, Inc 4 .400 05/01/45 2,183,944
2,128,000 Amgen, Inc 4 .563 06/15/48 1,774,419
2,575,000 Amgen, Inc 3 .375 02/21/50 1,752,416
2,447,000 Amgen, Inc 4 .663 06/15/51 2,056,078

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,000,000 Amgen, Inc 3 .000% 01/15/52 $ 625,117
1,000,000 Amgen, Inc 4 .200 02/22/52 783,899
1,000,000 Amgen, Inc 4 .875 03/01/53 879,710
172,000 Amgen, Inc 2 .770 09/01/53 100,216
1,000,000 Amgen, Inc 4 .400 02/22/62 781,270
2,000,000 AstraZeneca Finance LLC 1 .200 05/28/26 1,752,396
2,000,000 AstraZeneca Finance LLC 1 .750 05/28/28 1,680,886
350,000 AstraZeneca plc 3 .375 11/16/25 333,832
1,000,000 AstraZeneca plc 0 .700 04/08/26 864,157
950,000 AstraZeneca plc 3 .125 06/12/27 880,212
1,700,000 AstraZeneca plc 4 .000 01/17/29 1,607,136
1,000,000 AstraZeneca plc 1 .375 08/06/30 771,784
1,900,000 AstraZeneca plc 6 .450 09/15/37 2,050,566
625,000 AstraZeneca plc 4 .000 09/18/42 522,831
500,000 AstraZeneca plc 4 .375 11/16/45 434,263
750,000 AstraZeneca plc 4 .375 08/17/48 654,660
600,000 AstraZeneca plc 2 .125 08/06/50 345,429
1,500,000 AstraZeneca plc 3 .000 05/28/51 1,039,722
449,000 Baxalta, Inc 4 .000 06/23/25 435,610
149,000 Baxalta, Inc 5 .250 06/23/45 136,916
875,000 Biogen, Inc 4 .050 09/15/25 849,299
300,000 Biogen, Inc 2 .250 05/01/30 236,241
1,375,000 Biogen, Inc 3 .150 05/01/50 885,875
1,346,000 Biogen, Inc 3 .250 02/15/51 870,658
200,000 Bristol-Myers Squibb Co 3 .250 11/01/23 197,875
5,350,000 Bristol-Myers Squibb Co 2 .900 07/26/24 5,188,687
1,000,000 Bristol-Myers Squibb Co 0 .750 11/13/25 887,478
1,000,000 Bristol-Myers Squibb Co 1 .125 11/13/27 835,346
1,275,000 Bristol-Myers Squibb Co 3 .900 02/20/28 1,214,271
874,000 Bristol-Myers Squibb Co 3 .400 07/26/29 792,497
1,150,000 Bristol-Myers Squibb Co 1 .450 11/13/30 886,859
1,400,000 Bristol-Myers Squibb Co 2 .950 03/15/32 1,196,028
1,700,000 Bristol-Myers Squibb Co 4 .125 06/15/39 1,485,782
125,000 Bristol-Myers Squibb Co 2 .350 11/13/40 83,435
375,000 Bristol-Myers Squibb Co 3 .550 03/15/42 293,375
650,000 Bristol-Myers Squibb Co 3 .250 08/01/42 483,812
500,000 Bristol-Myers Squibb Co 4 .350 11/15/47 426,989
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,571,536
2,400,000 Bristol-Myers Squibb Co 4 .250 10/26/49 2,007,009
1,500,000 Bristol-Myers Squibb Co 2 .550 11/13/50 924,208
575,000 Bristol-Myers Squibb Co 3 .700 03/15/52 440,128
1,000,000 Bristol-Myers Squibb Co 3 .900 03/15/62 754,591
200,000 Danaher Corp 3 .350 09/15/25 191,762
200,000 Danaher Corp 4 .375 09/15/45 166,732
400,000 Danaher Corp 2 .600 10/01/50 245,985
750,000 Danaher Corp 2 .800 12/10/51 482,506
975,000 Eli Lilly & Co 2 .750 06/01/25 933,145
950,000 Eli Lilly & Co 3 .100 05/15/27 900,735
1,300,000 Eli Lilly & Co 2 .250 05/15/50 804,178
750,000 Eli Lilly & Co 2 .500 09/15/60 443,609
638,000 Gilead Sciences, Inc 0 .750 09/29/23 612,333
800,000 Gilead Sciences, Inc 3 .700 04/01/24 787,445
575,000 Gilead Sciences, Inc 3 .500 02/01/25 554,608
1,125,000 Gilead Sciences, Inc 3 .650 03/01/26 1,069,343
525,000 Gilead Sciences, Inc 2 .950 03/01/27 478,601
5,815,000 Gilead Sciences, Inc 1 .650 10/01/30 4,458,888
450,000 Gilead Sciences, Inc 4 .600 09/01/35 406,730
1,300,000 Gilead Sciences, Inc 4 .000 09/01/36 1,080,361
325,000 Gilead Sciences, Inc 2 .600 10/01/40 214,615
250,000 Gilead Sciences, Inc 5 .650 12/01/41 243,783

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,025,000 Gilead Sciences, Inc 4 .800% 04/01/44 $ 891,297
950,000 Gilead Sciences, Inc 4 .500 02/01/45 785,959
925,000 Gilead Sciences, Inc 4 .750 03/01/46 805,040
1,525,000 Gilead Sciences, Inc 4 .150 03/01/47 1,210,406
2,600,000 Gilead Sciences, Inc 2 .800 10/01/50 1,605,672
1,550,000 GlaxoSmithKline Capital plc 0 .534 10/01/23 1,487,465
2,900,000 GlaxoSmithKline Capital plc 3 .375 06/01/29 2,638,181
950,000 GlaxoSmithKline Capital, Inc 3 .625 05/15/25 923,878
925,000 GlaxoSmithKline Capital, Inc 3 .875 05/15/28 869,508
350,000 GlaxoSmithKline Capital, Inc 5 .375 04/15/34 349,002
1,243,000 GlaxoSmithKline Capital, Inc 6 .375 05/15/38 1,352,630
850,000 GlaxoSmithKline Capital, Inc 4 .200 03/18/43 711,687
1,500,000 Illumina, Inc 2 .550 03/23/31 1,149,548
950,000 Johnson & Johnson 3 .375 12/05/23 944,150
2,000,000 Johnson & Johnson 0 .550 09/01/25 1,785,774
1,000,000 Johnson & Johnson 2 .450 03/01/26 933,532
2,000,000 Johnson & Johnson 0 .950 09/01/27 1,692,642
2,000,000 Johnson & Johnson 1 .300 09/01/30 1,591,111
1,000,000 Johnson & Johnson 4 .375 12/05/33 963,301
250,000 Johnson & Johnson 3 .550 03/01/36 214,914
450,000 Johnson & Johnson 3 .625 03/03/37 389,052
250,000 Johnson & Johnson 5 .950 08/15/37 268,740
675,000 Johnson & Johnson 3 .400 01/15/38 561,281
375,000 Johnson & Johnson 5 .850 07/15/38 400,618
1,000,000 Johnson & Johnson 2 .100 09/01/40 665,287
300,000 Johnson & Johnson 4 .500 12/05/43 275,129
1,200,000 Johnson & Johnson 3 .700 03/01/46 981,594
1,625,000 Johnson & Johnson 3 .750 03/03/47 1,331,180
2,100,000 Johnson & Johnson 3 .500 01/15/48 1,665,647
500,000 Johnson & Johnson 2 .250 09/01/50 308,280
1,000,000 Johnson & Johnson 2 .450 09/01/60 584,628
1,450,000 Merck & Co, Inc 2 .750 02/10/25 1,390,071
2,875,000 Merck & Co, Inc 0 .750 02/24/26 2,520,365
2,000,000 Merck & Co, Inc 1 .700 06/10/27 1,746,061
1,500,000 Merck & Co, Inc 1 .900 12/10/28 1,258,199
3,175,000 Merck & Co, Inc 1 .450 06/24/30 2,482,821
1,150,000 Merck & Co, Inc 2 .150 12/10/31 927,513
1,475,000 Merck & Co, Inc 3 .900 03/07/39 1,254,604
425,000 Merck & Co, Inc 2 .350 06/24/40 285,474
100,000 Merck & Co, Inc 3 .600 09/15/42 78,553
925,000 Merck & Co, Inc 4 .150 05/18/43 784,158
1,825,000 Merck & Co, Inc 3 .700 02/10/45 1,432,212
1,600,000 Merck & Co, Inc 4 .000 03/07/49 1,320,095
375,000 Merck & Co, Inc 2 .450 06/24/50 230,762
625,000 Merck & Co, Inc 2 .750 12/10/51 407,054
1,100,000 Merck & Co, Inc 2 .900 12/10/61 689,100
2,800,000 Mylan NV 3 .950 06/15/26 2,552,712
750,000 Mylan NV 5 .250 06/15/46 529,189
500,000 Mylan, Inc 4 .550 04/15/28 441,644
700,000 Mylan, Inc 5 .200 04/15/48 481,715
725,000 Novartis Capital Corp 3 .000 11/20/25 689,321
3,500,000 e Novartis Capital Corp 2 .000 02/14/27 3,139,571
1,300,000 Novartis Capital Corp 3 .100 05/17/27 1,219,567
1,000,000 Novartis Capital Corp 2 .200 08/14/30 834,203
400,000 Novartis Capital Corp 3 .700 09/21/42 327,199
1,025,000 Novartis Capital Corp 4 .400 05/06/44 919,877
1,000,000 Novartis Capital Corp 4 .000 11/20/45 844,220
750,000 Novartis Capital Corp 2 .750 08/14/50 506,578
500,000 PerkinElmer, Inc 3 .300 09/15/29 420,726
1,000,000 PerkinElmer, Inc 2 .550 03/15/31 776,472

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 300,000 PerkinElmer, Inc 2 .250% 09/15/31 $ 225,586
1,000,000 PerkinElmer, Inc 3 .625 03/15/51 674,846
1,175,000 Pfizer, Inc 3 .400 05/15/24 1,153,975
3,000,000 Pfizer, Inc 0 .800 05/28/25 2,724,114
350,000 Pfizer, Inc 2 .750 06/03/26 329,190
2,850,000 Pfizer, Inc 3 .000 12/15/26 2,678,332
950,000 Pfizer, Inc 3 .600 09/15/28 890,799
1,550,000 Pfizer, Inc 3 .450 03/15/29 1,427,301
3,000,000 Pfizer, Inc 1 .750 08/18/31 2,341,256
425,000 Pfizer, Inc 4 .000 12/15/36 375,746
500,000 Pfizer, Inc 4 .100 09/15/38 435,674
875,000 Pfizer, Inc 3 .900 03/15/39 750,238
350,000 Pfizer, Inc 7 .200 03/15/39 415,926
1,250,000 Pfizer, Inc 2 .550 05/28/40 880,089
625,000 Pfizer, Inc 4 .300 06/15/43 550,436
1,100,000 Pfizer, Inc 4 .400 05/15/44 980,385
1,875,000 Pfizer, Inc 4 .125 12/15/46 1,629,894
1,200,000 Pfizer, Inc 4 .200 09/15/48 1,054,386
2,100,000 Pfizer, Inc 4 .000 03/15/49 1,793,493
1,000,000 e Pfizer, Inc 2 .700 05/28/50 675,608
1,000,000 Regeneron Pharmaceuticals, Inc 1 .750 09/15/30 756,858
500,000 Regeneron Pharmaceuticals, Inc 2 .800 09/15/50 302,134
1,000,000 Royalty Pharma plc 0 .750 09/02/23 957,579
1,000,000 Royalty Pharma plc 1 .200 09/02/25 883,995
1,000,000 Royalty Pharma plc 1 .750 09/02/27 826,381
375,000 Royalty Pharma plc 2 .200 09/02/30 285,826
1,000,000 Royalty Pharma plc 3 .300 09/02/40 670,853
1,000,000 Royalty Pharma plc 3 .550 09/02/50 623,187
1,000,000 Royalty Pharma plc 3 .350 09/02/51 602,967
500,000 Sanofi 3 .625 06/19/28 464,472
1,000,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 993,542
2,100,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 2,032,861
700,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 553,340
2,050,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,450,643
1,150,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 762,909
1,000,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 647,948
3,000,000 Thermo Fisher Scientific, Inc 1 .215 10/18/24 2,789,889
1,000,000 Thermo Fisher Scientific, Inc 1 .750 10/15/28 836,387
1,500,000 Thermo Fisher Scientific, Inc 2 .600 10/01/29 1,291,820
275,000 Thermo Fisher Scientific, Inc 2 .000 10/15/31 216,776
1,500,000 Thermo Fisher Scientific, Inc 2 .800 10/15/41 1,049,197
200,000 Thermo Fisher Scientific, Inc 5 .300 02/01/44 195,929
200,000 Thermo Fisher Scientific, Inc 4 .100 08/15/47 168,889
1,000,000 Viatris, Inc 1 .650 06/22/25 888,989
400,000 Viatris, Inc 2 .300 06/22/27 326,596
375,000 Viatris, Inc 2 .700 06/22/30 278,630
600,000 Viatris, Inc 3 .850 06/22/40 374,074
1,950,000 Viatris, Inc 4 .000 06/22/50 1,167,254
1,000,000 Wyeth LLC 6 .450 02/01/24 1,021,066
150,000 Wyeth LLC 6 .500 02/01/34 165,100
275,000 Wyeth LLC 5 .950 04/01/37 289,381
300,000 Zoetis, Inc 4 .500 11/13/25 295,192
425,000 Zoetis, Inc 3 .000 09/12/27 382,084
500,000 Zoetis, Inc 3 .900 08/20/28 462,949
900,000 Zoetis, Inc 4 .700 02/01/43 787,816
650,000 Zoetis, Inc 3 .950 09/12/47 508,841
200,000 Zoetis, Inc 4 .450 08/20/48 168,921
375,000 Zoetis, Inc 3 .000 05/15/50 245,824
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 222,303,393

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE - 0 .9%
$ 550,000 Agree LP 2 .000% 06/15/28 $ 443,244
150,000 Agree LP 2 .900 10/01/30 119,840
200,000 Agree LP 4 .800 10/01/32 178,298
500,000 Agree LP 2 .600 06/15/33 364,319
100,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 95,859
200,000 Alexandria Real Estate Equities, Inc 4 .300 01/15/26 194,076
500,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 475,346
200,000 Alexandria Real Estate Equities, Inc 4 .500 07/30/29 185,749
425,000 Alexandria Real Estate Equities, Inc 2 .750 12/15/29 351,838
100,000 Alexandria Real Estate Equities, Inc 4 .700 07/01/30 93,416
275,000 Alexandria Real Estate Equities, Inc 3 .375 08/15/31 230,815
1,500,000 Alexandria Real Estate Equities, Inc 2 .000 05/18/32 1,102,289
450,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 316,274
800,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 618,543
500,000 Alexandria Real Estate Equities, Inc 4 .850 04/15/49 418,691
700,000 Alexandria Real Estate Equities, Inc 4 .000 02/01/50 521,833
1,000,000 Alexandria Real Estate Equities, Inc 3 .000 05/18/51 606,850
1,500,000 Alexandria Real Estate Equities, Inc 3 .550 03/15/52 1,015,154
500,000 American Homes 4 Rent LP 4 .900 02/15/29 468,802
250,000 American Homes 4 Rent LP 2 .375 07/15/31 188,496
750,000 American Homes 4 Rent LP 3 .625 04/15/32 618,574
250,000 American Homes 4 Rent LP 3 .375 07/15/51 153,942
500,000 American Homes 4 Rent LP 4 .300 04/15/52 366,439
1,500,000 American Tower Corp 0 .600 01/15/24 1,414,859
450,000 American Tower Corp 5 .000 02/15/24 449,749
350,000 American Tower Corp 3 .375 05/15/24 340,769
750,000 American Tower Corp 2 .400 03/15/25 696,244
525,000 American Tower Corp 4 .000 06/01/25 505,649
1,350,000 American Tower Corp 1 .300 09/15/25 1,197,240
200,000 American Tower Corp 4 .400 02/15/26 194,440
1,000,000 American Tower Corp 1 .600 04/15/26 871,650
1,000,000 American Tower Corp 1 .450 09/15/26 852,490
425,000 American Tower Corp 3 .375 10/15/26 388,338
750,000 American Tower Corp 2 .750 01/15/27 663,220
500,000 American Tower Corp 3 .125 01/15/27 449,117
500,000 American Tower Corp 3 .650 03/15/27 457,342
150,000 American Tower Corp 3 .550 07/15/27 135,411
500,000 American Tower Corp 3 .600 01/15/28 443,658
875,000 American Tower Corp 1 .500 01/31/28 699,593
350,000 American Tower Corp 3 .950 03/15/29 312,178
750,000 American Tower Corp 2 .900 01/15/30 616,506
750,000 American Tower Corp 2 .100 06/15/30 574,490
725,000 American Tower Corp 1 .875 10/15/30 536,519
1,000,000 American Tower Corp 2 .700 04/15/31 784,710
1,000,000 American Tower Corp 2 .300 09/15/31 748,436
500,000 American Tower Corp 4 .050 03/15/32 430,823
1,350,000 American Tower Corp 3 .700 10/15/49 922,693
425,000 American Tower Corp 3 .100 06/15/50 264,638
1,275,000 American Tower Corp 2 .950 01/15/51 765,418
200,000 AvalonBay Communities, Inc 3 .500 11/15/24 194,652
200,000 AvalonBay Communities, Inc 2 .950 05/11/26 184,905
100,000 AvalonBay Communities, Inc 2 .900 10/15/26 91,917
1,200,000 AvalonBay Communities, Inc 3 .350 05/15/27 1,100,735
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 181,728
500,000 AvalonBay Communities, Inc 1 .900 12/01/28 410,476
750,000 AvalonBay Communities, Inc 3 .300 06/01/29 667,599
750,000 AvalonBay Communities, Inc 2 .300 03/01/30 617,711
800,000 e AvalonBay Communities, Inc 2 .050 01/15/32 621,433
400,000 AvalonBay Communities, Inc 4 .150 07/01/47 321,256
200,000 AvalonBay Communities, Inc 4 .350 04/15/48 166,557

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 425,000 Boston Properties LP 3 .125% 09/01/23 $ 417,365
200,000 Boston Properties LP 3 .800 02/01/24 196,643
1,500,000 Boston Properties LP 3 .200 01/15/25 1,432,863
275,000 Boston Properties LP 3 .650 02/01/26 258,726
700,000 Boston Properties LP 2 .750 10/01/26 629,409
550,000 Boston Properties LP 4 .500 12/01/28 506,113
50,000 Boston Properties LP 3 .400 06/21/29 42,366
750,000 Boston Properties LP 2 .900 03/15/30 603,178
1,000,000 Boston Properties LP 3 .250 01/30/31 813,672
1,000,000 Boston Properties LP 2 .550 04/01/32 737,324
1,000,000 Boston Properties LP 2 .450 10/01/33 703,917
100,000 Brandywine Operating Partnership LP 3 .950 02/15/23 99,496
500,000 Brandywine Operating Partnership LP 4 .100 10/01/24 482,419
100,000 Brandywine Operating Partnership LP 3 .950 11/15/27 88,010
500,000 Brandywine Operating Partnership LP 4 .550 10/01/29 445,568
900,000 Brixmor Operating Partnership LP 3 .650 06/15/24 869,144
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 192,186
225,000 Brixmor Operating Partnership LP 4 .125 06/15/26 210,492
300,000 Brixmor Operating Partnership LP 3 .900 03/15/27 272,870
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 80,720
600,000 Brixmor Operating Partnership LP 4 .125 05/15/29 521,506
940,000 Brixmor Operating Partnership LP 4 .050 07/01/30 791,897
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 72,883
200,000 Camden Property Trust 2 .950 12/15/22 199,595
100,000 Camden Property Trust 4 .100 10/15/28 93,526
325,000 Camden Property Trust 3 .150 07/01/29 283,871
100,000 Camden Property Trust 2 .800 05/15/30 83,941
500,000 Camden Property Trust 3 .350 11/01/49 348,222
500,000 CBRE Services, Inc 4 .875 03/01/26 493,265
1,000,000 CBRE Services, Inc 2 .500 04/01/31 760,918
1,000,000 Corporate Office Properties LP 2 .250 03/15/26 876,462
1,000,000 Corporate Office Properties LP 2 .000 01/15/29 752,734
175,000 Corporate Office Properties LP 2 .750 04/15/31 128,657
500,000 Crown Castle International Corp 3 .200 09/01/24 483,734
1,000,000 Crown Castle International Corp 1 .350 07/15/25 897,395
975,000 Crown Castle International Corp 4 .450 02/15/26 939,712
250,000 Crown Castle International Corp 3 .700 06/15/26 234,806
1,500,000 Crown Castle International Corp 1 .050 07/15/26 1,267,048
100,000 Crown Castle International Corp 4 .000 03/01/27 93,081
525,000 Crown Castle International Corp 3 .650 09/01/27 475,259
775,000 Crown Castle International Corp 3 .800 02/15/28 701,233
300,000 Crown Castle International Corp 4 .300 02/15/29 275,179
500,000 Crown Castle International Corp 3 .100 11/15/29 420,198
275,000 Crown Castle International Corp 3 .300 07/01/30 230,266
1,050,000 Crown Castle International Corp 2 .250 01/15/31 801,775
1,500,000 Crown Castle International Corp 2 .100 04/01/31 1,124,173
1,000,000 Crown Castle International Corp 2 .500 07/15/31 770,588
1,000,000 Crown Castle International Corp 2 .900 04/01/41 649,249
200,000 Crown Castle International Corp 4 .750 05/15/47 163,637
300,000 Crown Castle International Corp 5 .200 02/15/49 258,257
500,000 Crown Castle International Corp 4 .000 11/15/49 361,895
200,000 Crown Castle International Corp 4 .150 07/01/50 148,413
875,000 Crown Castle International Corp 3 .250 01/15/51 553,688
200,000 CubeSmart LP 3 .125 09/01/26 183,180
600,000 CubeSmart LP 2 .250 12/15/28 487,143
100,000 CubeSmart LP 4 .375 02/15/29 91,992
250,000 CubeSmart LP 3 .000 02/15/30 207,234
450,000 CubeSmart LP 2 .000 02/15/31 337,392
700,000 CubeSmart LP 2 .500 02/15/32 523,821
475,000 Digital Realty Trust LP 3 .700 08/15/27 440,068

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 1,000,000 Digital Realty Trust LP 5 .550% 01/15/28 $ 991,655
300,000 Digital Realty Trust LP 4 .450 07/15/28 280,272
1,000,000 e Digital Realty Trust LP 3 .600 07/01/29 876,715
100,000 Duke Realty LP 3 .250 06/30/26 92,277
1,000,000 Duke Realty LP 3 .375 12/15/27 901,323
100,000 Duke Realty LP 4 .000 09/15/28 92,483
225,000 Duke Realty LP 2 .875 11/15/29 191,602
200,000 Duke Realty LP 1 .750 07/01/30 155,768
775,000 Duke Realty LP 2 .250 01/15/32 602,317
500,000 Duke Realty LP 3 .050 03/01/50 337,913
1,000,000 EPR Properties 3 .600 11/15/31 714,459
525,000 Equinix, Inc 1 .000 09/15/25 463,062
2,000,000 Equinix, Inc 1 .450 05/15/26 1,731,805
650,000 Equinix, Inc 2 .900 11/18/26 583,106
800,000 Equinix, Inc 1 .550 03/15/28 643,623
2,000,000 Equinix, Inc 2 .000 05/15/28 1,636,357
1,000,000 e Equinix, Inc 3 .200 11/18/29 845,380
175,000 Equinix, Inc 2 .150 07/15/30 134,166
1,000,000 e Equinix, Inc 2 .500 05/15/31 770,403
1,500,000 Equinix, Inc 3 .400 02/15/52 987,819
700,000 ERP Operating LP 3 .375 06/01/25 665,521
200,000 ERP Operating LP 2 .850 11/01/26 182,425
1,150,000 ERP Operating LP 3 .250 08/01/27 1,032,541
500,000 ERP Operating LP 3 .500 03/01/28 455,141
200,000 ERP Operating LP 4 .150 12/01/28 183,819
750,000 ERP Operating LP 3 .000 07/01/29 650,514
300,000 ERP Operating LP 2 .500 02/15/30 246,860
500,000 ERP Operating LP 1 .850 08/01/31 382,026
425,000 ERP Operating LP 4 .500 07/01/44 356,718
100,000 ERP Operating LP 4 .000 08/01/47 77,432
650,000 Essential Properties LP 2 .950 07/15/31 474,716
100,000 Essex Portfolio LP 3 .250 05/01/23 99,141
400,000 Essex Portfolio LP 3 .500 04/01/25 383,633
100,000 Essex Portfolio LP 3 .375 04/15/26 93,206
200,000 Essex Portfolio LP 3 .625 05/01/27 186,165
900,000 Essex Portfolio LP 4 .000 03/01/29 815,656
325,000 Essex Portfolio LP 3 .000 01/15/30 270,062
750,000 Essex Portfolio LP 1 .650 01/15/31 546,948
1,000,000 Essex Portfolio LP 2 .550 06/15/31 783,612
300,000 Essex Portfolio LP 4 .500 03/15/48 241,454
500,000 Extra Space Storage LP 3 .900 04/01/29 445,172
700,000 Extra Space Storage LP 2 .550 06/01/31 538,265
500,000 Extra Space Storage LP 2 .350 03/15/32 368,492
500,000 Federal Realty Investment Trust 3 .950 01/15/24 493,760
300,000 Federal Realty Investment Trust 1 .250 02/15/26 263,985
50,000 Federal Realty Investment Trust 3 .250 07/15/27 45,287
1,300,000 Federal Realty Investment Trust 3 .200 06/15/29 1,107,461
300,000 Federal Realty Investment Trust 3 .500 06/01/30 255,394
200,000 Federal Realty Investment Trust 4 .500 12/01/44 157,820
250,000 GLP Capital LP 3 .350 09/01/24 237,005
1,300,000 GLP Capital LP 5 .250 06/01/25 1,256,552
150,000 GLP Capital LP 5 .375 04/15/26 143,476
750,000 GLP Capital LP 5 .750 06/01/28 702,307
200,000 GLP Capital LP 5 .300 01/15/29 182,291
500,000 GLP Capital LP 4 .000 01/15/30 417,570
500,000 GLP Capital LP 4 .000 01/15/31 408,708
750,000 GLP Capital LP 3 .250 01/15/32 563,791
100,000 Healthcare Realty Holdings LP 3 .625 01/15/28 88,040
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 76,602
175,000 Healthcare Realty Holdings LP 2 .050 03/15/31 127,399

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 800,000 Healthcare Trust of America Holdings LP 3 .500% 08/01/26 $ 737,062
500,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 409,485
975,000 Healthcare Trust of America Holdings LP 2 .000 03/15/31 716,168
100,000 Healthpeak Properties, Inc 3 .250 07/15/26 93,135
1,500,000 Healthpeak Properties, Inc 1 .350 02/01/27 1,270,244
325,000 Healthpeak Properties, Inc 2 .125 12/01/28 266,101
600,000 Healthpeak Properties, Inc 3 .500 07/15/29 527,139
1,000,000 Healthpeak Properties, Inc 3 .000 01/15/30 835,851
175,000 Healthpeak Properties, Inc 2 .875 01/15/31 142,795
30,000 Healthpeak Properties, Inc 6 .750 02/01/41 30,683
100,000 Highwoods Realty LP 3 .875 03/01/27 91,718
150,000 Highwoods Realty LP 4 .125 03/15/28 135,269
250,000 Highwoods Realty LP 4 .200 04/15/29 218,624
500,000 Highwoods Realty LP 3 .050 02/15/30 405,309
775,000 Highwoods Realty LP 2 .600 02/01/31 581,067
700,000 Host Hotels & Resorts LP 3 .875 04/01/24 681,028
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 189,922
100,000 Host Hotels & Resorts LP 4 .500 02/01/26 94,936
500,000 Host Hotels & Resorts LP 3 .375 12/15/29 405,107
850,000 Host Hotels & Resorts LP 3 .500 09/15/30 677,854
200,000 Host Hotels & Resorts LP 2 .900 12/15/31 146,784
100,000 Hudson Pacific Properties LP 3 .950 11/01/27 89,248
500,000 Hudson Pacific Properties LP 5 .950 02/15/28 478,858
100,000 Hudson Pacific Properties LP 4 .650 04/01/29 88,841
750,000 Hudson Pacific Properties LP 3 .250 01/15/30 597,194
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 240,445
500,000 Invitation Homes Operating Partnership LP 2 .000 08/15/31 358,690
575,000 Invitation Homes Operating Partnership LP 4 .150 04/15/32 485,912
750,000 Invitation Homes Operating Partnership LP 2 .700 01/15/34 529,086
125,000 Kilroy Realty LP 3 .450 12/15/24 119,737
250,000 Kilroy Realty LP 4 .750 12/15/28 228,224
200,000 Kilroy Realty LP 4 .250 08/15/29 176,659
750,000 Kilroy Realty LP 3 .050 02/15/30 598,597
500,000 Kilroy Realty LP 2 .500 11/15/32 359,391
1,000,000 Kilroy Realty LP 2 .650 11/15/33 701,342
200,000 Kimco Realty Corp 2 .700 03/01/24 193,857
625,000 Kimco Realty Corp 2 .800 10/01/26 565,144
200,000 Kimco Realty Corp 3 .800 04/01/27 184,942
500,000 Kimco Realty Corp 1 .900 03/01/28 411,614
750,000 Kimco Realty Corp 2 .700 10/01/30 604,583
1,000,000 Kimco Realty Corp 2 .250 12/01/31 750,111
500,000 Kimco Realty Corp 4 .600 02/01/33 451,455
200,000 Kimco Realty Corp 4 .250 04/01/45 149,941
175,000 Kimco Realty Corp 4 .125 12/01/46 130,223
100,000 Kimco Realty Corp 4 .450 09/01/47 77,797
500,000 Kimco Realty Corp 3 .700 10/01/49 344,286
750,000 Lexington Realty Trust 2 .700 09/15/30 577,002
200,000 Life Storage LP 3 .875 12/15/27 181,986
500,000 Life Storage LP 4 .000 06/15/29 441,337
100,000 Life Storage LP 2 .200 10/15/30 76,018
450,000 Life Storage LP 2 .400 10/15/31 337,771
200,000 Mid-America Apartments LP 4 .300 10/15/23 198,539
100,000 Mid-America Apartments LP 4 .000 11/15/25 96,643
1,000,000 Mid-America Apartments LP 1 .100 09/15/26 855,127
750,000 Mid-America Apartments LP 3 .600 06/01/27 695,861
200,000 Mid-America Apartments LP 4 .200 06/15/28 186,403
625,000 Mid-America Apartments LP 3 .950 03/15/29 568,316
175,000 Mid-America Apartments LP 2 .750 03/15/30 145,766
250,000 Mid-America Apartments LP 1 .700 02/15/31 188,829
150,000 Mid-America Apartments LP 2 .875 09/15/51 93,696

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 500,000 National Health Investors, Inc 3 .000% 02/01/31 $ 351,069
1,550,000 National Retail Properties, Inc 3 .500 10/15/27 1,386,212
300,000 National Retail Properties, Inc 2 .500 04/15/30 240,727
500,000 National Retail Properties, Inc 3 .100 04/15/50 310,204
1,000,000 National Retail Properties, Inc 3 .000 04/15/52 603,105
1,000,000 Office Properties Income Trust 2 .650 06/15/26 749,908
500,000 Office Properties Income Trust 2 .400 02/01/27 360,153
248,000 Omega Healthcare Investors, Inc 4 .375 08/01/23 246,842
200,000 Omega Healthcare Investors, Inc 4 .500 04/01/27 185,497
825,000 Omega Healthcare Investors, Inc 4 .750 01/15/28 756,330
500,000 Omega Healthcare Investors, Inc 3 .625 10/01/29 406,937
500,000 Omega Healthcare Investors, Inc 3 .375 02/01/31 381,197
1,000,000 Omega Healthcare Investors, Inc 3 .250 04/15/33 710,360
200,000 Physicians Realty LP 4 .300 03/15/27 187,057
200,000 Physicians Realty LP 3 .950 01/15/28 180,462
1,000,000 Physicians Realty LP 2 .625 11/01/31 758,731
200,000 Piedmont Operating Partnership LP 3 .400 06/01/23 197,842
200,000 Piedmont Operating Partnership LP 4 .450 03/15/24 196,818
1,000,000 Piedmont Operating Partnership LP 2 .750 04/01/32 711,888
100,000 Prologis LP 3 .250 10/01/26 93,179
1,200,000 Prologis LP 3 .875 09/15/28 1,116,179
100,000 Prologis LP 4 .375 02/01/29 94,727
500,000 Prologis LP 2 .250 04/15/30 408,410
1,000,000 e Prologis LP 1 .625 03/15/31 758,297
100,000 Prologis LP 4 .375 09/15/48 84,283
500,000 Prologis LP 3 .000 04/15/50 334,036
500,000 Prologis LP 2 .125 10/15/50 279,838
1,000,000 ProLogis LP 4 .625 01/15/33 950,539
1,500,000 Public Storage 0 .875 02/15/26 1,313,611
750,000 Public Storage 1 .500 11/09/26 663,566
200,000 Public Storage 3 .094 09/15/27 183,010
750,000 Public Storage 1 .950 11/09/28 624,782
500,000 Public Storage 3 .385 05/01/29 449,206
250,000 Public Storage 2 .250 11/09/31 196,857
200,000 Realty Income Corp 3 .875 04/15/25 194,497
750,000 Realty Income Corp 0 .750 03/15/26 645,362
425,000 Realty Income Corp 4 .875 06/01/26 417,750
200,000 Realty Income Corp 4 .125 10/15/26 191,475
200,000 Realty Income Corp 3 .000 01/15/27 181,870
650,000 Realty Income Corp 3 .950 08/15/27 610,412
1,000,000 Realty Income Corp 3 .400 01/15/28 908,693
1,000,000 Realty Income Corp 3 .650 01/15/28 917,971
500,000 Realty Income Corp 2 .200 06/15/28 421,190
500,000 Realty Income Corp 3 .250 06/15/29 438,890
500,000 Realty Income Corp 3 .100 12/15/29 429,288
1,500,000 Realty Income Corp 3 .250 01/15/31 1,280,000
750,000 Realty Income Corp 1 .800 03/15/33 525,986
300,000 Realty Income Corp 4 .650 03/15/47 261,188
375,000 Regency Centers LP 3 .600 02/01/27 348,343
125,000 Regency Centers LP 4 .125 03/15/28 114,789
425,000 Regency Centers LP 2 .950 09/15/29 352,484
500,000 Regency Centers LP 3 .700 06/15/30 430,040
200,000 Regency Centers LP 4 .400 02/01/47 155,329
300,000 Regency Centers LP 4 .650 03/15/49 239,820
350,000 Retail Properties of America, Inc 4 .750 09/15/30 304,210
300,000 Sabra Health Care LP 5 .125 08/15/26 281,463
1,000,000 Sabra Health Care LP 3 .200 12/01/31 734,612
500,000 Select Income REIT 4 .250 05/15/24 460,023
400,000 Select Income REIT 4 .500 02/01/25 355,577
500,000 Simon Property Group LP 2 .000 09/13/24 472,208

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 450,000 Simon Property Group LP 3 .375% 10/01/24 $ 436,612
800,000 Simon Property Group LP 3 .500 09/01/25 763,832
625,000 Simon Property Group LP 3 .300 01/15/26 588,678
350,000 Simon Property Group LP 3 .250 11/30/26 323,108
1,000,000 e Simon Property Group LP 1 .375 01/15/27 854,503
200,000 Simon Property Group LP 3 .375 06/15/27 183,563
300,000 Simon Property Group LP 3 .375 12/01/27 270,751
1,000,000 Simon Property Group LP 1 .750 02/01/28 828,507
1,750,000 Simon Property Group LP 2 .450 09/13/29 1,423,394
750,000 Simon Property Group LP 2 .650 07/15/30 604,850
1,000,000 e Simon Property Group LP 2 .200 02/01/31 764,294
500,000 Simon Property Group LP 2 .250 01/15/32 377,811
1,500,000 Simon Property Group LP 2 .650 02/01/32 1,170,747
1,500,000 Simon Property Group LP 4 .250 10/01/44 1,149,712
300,000 Simon Property Group LP 4 .250 11/30/46 234,585
500,000 Simon Property Group LP 3 .250 09/13/49 323,921
750,000 Simon Property Group LP 3 .800 07/15/50 525,666
150,000 SITE Centers Corp 4 .250 02/01/26 141,507
200,000 SITE Centers Corp 4 .700 06/01/27 184,345
200,000 SL Green Operating Partnership LP 3 .250 10/15/22 199,920
525,000 Sovran Acquisition LP 3 .500 07/01/26 494,312
300,000 Spirit Realty LP 3 .200 01/15/27 263,155
1,000,000 Spirit Realty LP 2 .100 03/15/28 794,608
500,000 Spirit Realty LP 4 .000 07/15/29 430,489
300,000 Spirit Realty LP 3 .400 01/15/30 243,746
500,000 Spirit Realty LP 3 .200 02/15/31 389,582
500,000 STORE Capital Corp 4 .625 03/15/29 478,012
500,000 STORE Capital Corp 2 .750 11/18/30 440,779
500,000 Sun Communities Operating LP 2 .300 11/01/28 401,299
1,000,000 Sun Communities Operating LP 4 .200 04/15/32 837,411
100,000 e Tanger Properties LP 3 .125 09/01/26 89,544
250,000 e Tanger Properties LP 3 .875 07/15/27 224,901
500,000 Tanger Properties LP 2 .750 09/01/31 354,930
200,000 UDR, Inc 3 .500 07/01/27 183,108
200,000 UDR, Inc 3 .500 01/15/28 177,485
600,000 UDR, Inc 3 .200 01/15/30 505,108
1,000,000 UDR, Inc 3 .000 08/15/31 796,192
750,000 UDR, Inc 2 .100 08/01/32 541,558
500,000 UDR, Inc 1 .900 03/15/33 346,534
300,000 UDR, Inc 3 .100 11/01/34 227,600
300,000 Ventas Realty LP 3 .500 04/15/24 291,782
750,000 Ventas Realty LP 2 .650 01/15/25 705,352
120,000 Ventas Realty LP 4 .125 01/15/26 114,828
200,000 Ventas Realty LP 3 .250 10/15/26 183,557
1,000,000 Ventas Realty LP 4 .000 03/01/28 915,282
525,000 Ventas Realty LP 4 .400 01/15/29 483,791
350,000 Ventas Realty LP 3 .000 01/15/30 290,599
500,000 Ventas Realty LP 4 .750 11/15/30 460,492
1,025,000 Ventas Realty LP 2 .500 09/01/31 792,870
300,000 Ventas Realty LP 4 .375 02/01/45 231,746
300,000 Ventas Realty LP 4 .875 04/15/49 254,386
1,500,000 VICI Properties LP 4 .375 05/15/25 1,428,210
850,000 VICI Properties LP 4 .750 02/15/28 781,582
750,000 VICI Properties LP 4 .950 02/15/30 677,786
1,000,000 VICI Properties LP 5 .125 05/15/32 886,400
1,000,000 VICI Properties LP 5 .625 05/15/52 827,389
200,000 Vornado Realty LP 3 .500 01/15/25 187,177
275,000 Vornado Realty LP 2 .150 06/01/26 230,142
275,000 Vornado Realty LP 3 .400 06/01/31 210,426
2,000,000 Welltower, Inc 3 .625 03/15/24 1,953,953

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 600,000 Welltower, Inc 4 .250% 04/01/26 $ 574,974
500,000 Welltower, Inc 2 .700 02/15/27 446,677
600,000 Welltower, Inc 4 .250 04/15/28 557,712
1,000,000 Welltower, Inc 2 .050 01/15/29 803,226
500,000 Welltower, Inc 4 .125 03/15/29 453,565
425,000 Welltower, Inc 3 .100 01/15/30 353,867
400,000 Welltower, Inc 2 .750 01/15/31 316,289
1,000,000 Welltower, Inc 2 .800 06/01/31 789,875
500,000 Welltower, Inc 2 .750 01/15/32 388,078
150,000 Welltower, Inc 3 .850 06/15/32 128,183
300,000 Welltower, Inc 4 .950 09/01/48 256,635
500,000 Weyerhaeuser Co 4 .000 11/15/29 449,804
500,000 Weyerhaeuser Co 4 .000 04/15/30 442,162
304,000 Weyerhaeuser Co 7 .375 03/15/32 327,975
300,000 Weyerhaeuser Co 3 .375 03/09/33 242,979
375,000 Weyerhaeuser Co 4 .000 03/09/52 274,625
200,000 WP Carey, Inc 4 .600 04/01/24 198,137
347,000 WP Carey, Inc 4 .000 02/01/25 335,627
1,000,000 WP Carey, Inc 3 .850 07/15/29 882,132
750,000 WP Carey, Inc 2 .400 02/01/31 575,631
500,000 WP Carey, Inc 2 .450 02/01/32 373,124
TOTAL REAL ESTATE 177,064,449
RETAILING - 0 .8%
100,000 Advance Auto Parts, Inc 1 .750 10/01/27 82,475
500,000 Advance Auto Parts, Inc 3 .900 04/15/30 429,217
1,000,000 Advance Auto Parts, Inc 3 .500 03/15/32 797,304
1,200,000 Alibaba Group Holding Ltd 2 .800 06/06/23 1,184,257
1,250,000 Alibaba Group Holding Ltd 3 .600 11/28/24 1,212,451
1,325,000 Alibaba Group Holding Ltd 3 .400 12/06/27 1,192,281
1,250,000 e Alibaba Group Holding Ltd 2 .125 02/09/31 961,973
500,000 Alibaba Group Holding Ltd 4 .500 11/28/34 423,505
750,000 Alibaba Group Holding Ltd 4 .000 12/06/37 572,460
1,250,000 Alibaba Group Holding Ltd 2 .700 02/09/41 762,483
1,500,000 Alibaba Group Holding Ltd 4 .200 12/06/47 1,082,979
1,250,000 Alibaba Group Holding Ltd 3 .150 02/09/51 731,023
750,000 Alibaba Group Holding Ltd 4 .400 12/06/57 538,450
1,250,000 Alibaba Group Holding Ltd 3 .250 02/09/61 704,984
200,000 Allegion US Holding Co, Inc 3 .200 10/01/24 191,116
200,000 Allegion US Holding Co, Inc 3 .550 10/01/27 178,378
500,000 Allegion US Holding Co, Inc 5 .411 07/01/32 463,762
1,125,000 Amazon.com, Inc 2 .800 08/22/24 1,092,501
425,000 Amazon.com, Inc 3 .800 12/05/24 418,709
1,000,000 Amazon.com, Inc 0 .800 06/03/25 906,959
325,000 Amazon.com, Inc 5 .200 12/03/25 329,624
5,000,000 Amazon.com, Inc 1 .000 05/12/26 4,387,139
3,000,000 Amazon.com, Inc 3 .300 04/13/27 2,832,345
1,000,000 Amazon.com, Inc 1 .200 06/03/27 853,994
2,700,000 Amazon.com, Inc 3 .150 08/22/27 2,516,070
2,000,000 Amazon.com, Inc 1 .650 05/12/28 1,698,808
2,000,000 Amazon.com, Inc 3 .450 04/13/29 1,849,355
1,000,000 Amazon.com, Inc 1 .500 06/03/30 788,893
2,000,000 Amazon.com, Inc 2 .100 05/12/31 1,621,865
2,000,000 Amazon.com, Inc 3 .600 04/13/32 1,818,562
1,800,000 Amazon.com, Inc 4 .800 12/05/34 1,773,811
2,625,000 Amazon.com, Inc 3 .875 08/22/37 2,281,766
2,500,000 Amazon.com, Inc 2 .875 05/12/41 1,825,076
775,000 Amazon.com, Inc 4 .950 12/05/44 739,971
2,875,000 Amazon.com, Inc 4 .050 08/22/47 2,427,856
1,900,000 Amazon.com, Inc 2 .500 06/03/50 1,186,235

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 2,500,000 Amazon.com, Inc 3 .100% 05/12/51 $ 1,750,186
2,000,000 Amazon.com, Inc 3 .950 04/13/52 1,640,432
1,900,000 Amazon.com, Inc 4 .250 08/22/57 1,580,703
2,500,000 Amazon.com, Inc 3 .250 05/12/61 1,682,136
2,000,000 Amazon.com, Inc 4 .100 04/13/62 1,594,618
200,000 AutoNation, Inc 3 .500 11/15/24 192,340
244,000 AutoNation, Inc 4 .500 10/01/25 236,179
200,000 AutoNation, Inc 3 .800 11/15/27 176,992
1,500,000 AutoNation, Inc 1 .950 08/01/28 1,179,680
100,000 AutoNation, Inc 4 .750 06/01/30 87,937
425,000 AutoNation, Inc 2 .400 08/01/31 301,581
900,000 AutoNation, Inc 3 .850 03/01/32 711,152
150,000 AutoZone, Inc 3 .125 07/15/23 148,163
250,000 AutoZone, Inc 3 .125 04/18/24 243,298
200,000 AutoZone, Inc 3 .250 04/15/25 190,159
500,000 AutoZone, Inc 3 .625 04/15/25 481,061
100,000 AutoZone, Inc 3 .125 04/21/26 93,976
650,000 AutoZone, Inc 3 .750 06/01/27 610,154
200,000 AutoZone, Inc 3 .750 04/18/29 180,105
500,000 AutoZone, Inc 4 .000 04/15/30 448,696
600,000 AutoZone, Inc 1 .650 01/15/31 445,701
225,000 AutoZone, Inc 4 .750 08/01/32 211,024
500,000 e Best Buy Co, Inc 4 .450 10/01/28 467,228
500,000 Best Buy Co, Inc 1 .950 10/01/30 374,404
2,000,000 CDW LLC 2 .670 12/01/26 1,734,749
1,000,000 CDW LLC 3 .276 12/01/28 834,520
575,000 CDW LLC 3 .569 12/01/31 447,679
2,000,000 Chevron USA, Inc 0 .687 08/12/25 1,789,046
2,000,000 Chevron USA, Inc 1 .018 08/12/27 1,672,029
1,000,000 Chevron USA, Inc 3 .250 10/15/29 900,697
250,000 Chevron USA, Inc 2 .343 08/12/50 152,606
1,000,000 Dick's Sporting Goods, Inc 3 .150 01/15/32 761,677
1,000,000 Dick's Sporting Goods, Inc 4 .100 01/15/52 617,970
355,000 Dollar General Corp 4 .150 11/01/25 344,178
300,000 Dollar General Corp 3 .875 04/15/27 283,510
1,000,000 Dollar General Corp 4 .625 11/01/27 972,040
500,000 Dollar General Corp 4 .125 05/01/28 473,088
500,000 Dollar General Corp 3 .500 04/03/30 438,550
500,000 Dollar General Corp 5 .000 11/01/32 480,866
500,000 Dollar General Corp 4 .125 04/03/50 389,289
500,000 Dollar General Corp 5 .500 11/01/52 489,274
500,000 Dollar Tree, Inc 4 .000 05/15/25 484,426
500,000 Dollar Tree, Inc 4 .200 05/15/28 465,833
1,000,000 Dollar Tree, Inc 2 .650 12/01/31 783,908
1,000,000 Dollar Tree, Inc 3 .375 12/01/51 647,410
400,000 eBay, Inc 3 .450 08/01/24 389,336
1,000,000 eBay, Inc 1 .400 05/10/26 874,878
1,200,000 eBay, Inc 3 .600 06/05/27 1,110,860
1,200,000 eBay, Inc 2 .700 03/11/30 977,890
1,000,000 e eBay, Inc 2 .600 05/10/31 779,604
200,000 eBay, Inc 4 .000 07/15/42 150,123
1,000,000 e eBay, Inc 3 .650 05/10/51 666,235
1,500,000 Genuine Parts Co 1 .875 11/01/30 1,115,799
275,000 Genuine Parts Co 2 .750 02/01/32 212,837
1,000,000 g GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 943,946
550,000 Home Depot, Inc 3 .750 02/15/24 543,447
350,000 Home Depot, Inc 3 .350 09/15/25 337,809
1,925,000 Home Depot, Inc 3 .000 04/01/26 1,818,438
1,550,000 Home Depot, Inc 2 .125 09/15/26 1,405,368
2,000,000 Home Depot, Inc 2 .875 04/15/27 1,848,983

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 2,000,000 Home Depot, Inc 0 .900% 03/15/28 $ 1,624,842
1,000,000 Home Depot, Inc 1 .500 09/15/28 828,451
825,000 Home Depot, Inc 3 .900 12/06/28 783,631
2,333,000 Home Depot, Inc 2 .950 06/15/29 2,067,752
375,000 Home Depot, Inc 2 .700 04/15/30 320,283
2,000,000 Home Depot, Inc 1 .375 03/15/31 1,504,361
1,000,000 e Home Depot, Inc 1 .875 09/15/31 774,327
1,000,000 Home Depot, Inc 3 .250 04/15/32 865,844
1,500,000 Home Depot, Inc 4 .500 09/15/32 1,433,738
425,000 Home Depot, Inc 5 .875 12/16/36 441,011
150,000 Home Depot, Inc 5 .950 04/01/41 156,197
675,000 Home Depot, Inc 4 .200 04/01/43 565,901
450,000 Home Depot, Inc 4 .875 02/15/44 410,245
650,000 Home Depot, Inc 4 .400 03/15/45 552,474
725,000 Home Depot, Inc 4 .250 04/01/46 612,490
2,100,000 Home Depot, Inc 3 .900 06/15/47 1,670,831
2,000,000 Home Depot, Inc 4 .500 12/06/48 1,750,624
1,000,000 Home Depot, Inc 3 .125 12/15/49 687,932
2,655,000 Home Depot, Inc 3 .350 04/15/50 1,902,947
3,000,000 Home Depot, Inc 2 .375 03/15/51 1,755,409
1,000,000 Home Depot, Inc 2 .750 09/15/51 635,842
500,000 Home Depot, Inc 3 .625 04/15/52 377,829
1,000,000 Home Depot, Inc 4 .950 09/15/52 940,071
675,000 Home Depot, Inc 3 .500 09/15/56 475,924
500,000 e JD.com, Inc 3 .375 01/14/30 432,149
500,000 JD.com, Inc 4 .125 01/14/50 360,055
750,000 Kohl's Corp 3 .375 05/01/31 463,200
200,000 Kohl's Corp 5 .550 07/17/45 119,738
300,000 Lowe's Cos, Inc 3 .875 09/15/23 296,724
400,000 Lowe's Cos, Inc 3 .125 09/15/24 387,143
1,000,000 Lowe's Cos, Inc 4 .000 04/15/25 979,744
1,000,000 Lowe's Cos, Inc 4 .400 09/08/25 984,740
1,100,000 Lowe's Cos, Inc 3 .375 09/15/25 1,050,310
500,000 Lowe's Cos, Inc 2 .500 04/15/26 460,702
1,000,000 Lowe's Cos, Inc 3 .350 04/01/27 926,140
2,000,000 Lowe's Cos, Inc 1 .300 04/15/28 1,614,447
1,500,000 Lowe's Cos, Inc 1 .700 09/15/28 1,224,662
775,000 Lowe's Cos, Inc 3 .650 04/05/29 698,417
306,000 Lowe's Cos, Inc 4 .500 04/15/30 286,068
1,500,000 Lowe's Cos, Inc 1 .700 10/15/30 1,131,021
800,000 Lowe's Cos, Inc 2 .625 04/01/31 643,171
1,000,000 Lowe's Cos, Inc 3 .750 04/01/32 865,004
1,000,000 Lowe's Cos, Inc 5 .000 04/15/33 944,596
700,000 Lowe's Cos, Inc 2 .800 09/15/41 445,844
56,000 Lowe's Cos, Inc 4 .250 09/15/44 42,577
1,075,000 Lowe's Cos, Inc 3 .700 04/15/46 768,839
2,000,000 Lowe's Cos, Inc 4 .050 05/03/47 1,501,279
1,425,000 Lowe's Cos, Inc 4 .550 04/05/49 1,140,701
1,320,000 Lowe's Cos, Inc 5 .125 04/15/50 1,203,710
450,000 Lowe's Cos, Inc 3 .000 10/15/50 275,557
1,000,000 Lowe's Cos, Inc 3 .500 04/01/51 662,107
500,000 Lowe's Cos, Inc 4 .250 04/01/52 382,851
1,000,000 Lowe's Cos, Inc 5 .625 04/15/53 924,810
500,000 Lowe's Cos, Inc 4 .450 04/01/62 373,190
1,000,000 Lowe's Cos, Inc 5 .800 09/15/62 917,555
1,000,000 O'Reilly Automotive, Inc 3 .600 09/01/27 928,560
300,000 O'Reilly Automotive, Inc 4 .350 06/01/28 285,574
500,000 O'Reilly Automotive, Inc 3 .900 06/01/29 455,587
200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 149,626
2,000,000 O'Reilly Automotive, Inc 4 .700 06/15/32 1,871,522

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 300,000 Ross Stores, Inc 4 .600% 04/15/25 $ 297,115
500,000 Ross Stores, Inc 0 .875 04/15/26 431,081
55,000 Ross Stores, Inc 4 .700 04/15/27 53,489
500,000 Ross Stores, Inc 1 .875 04/15/31 372,715
350,000 Target Corp 3 .500 07/01/24 343,648
200,000 Target Corp 2 .250 04/15/25 188,628
1,700,000 Target Corp 2 .500 04/15/26 1,577,508
1,000,000 e Target Corp 1 .950 01/15/27 897,619
1,500,000 e Target Corp 3 .375 04/15/29 1,371,347
600,000 Target Corp 2 .350 02/15/30 500,742
5,000,000 Target Corp 2 .650 09/15/30 4,236,174
500,000 Target Corp 4 .500 09/15/32 476,789
1,000,000 Target Corp 2 .950 01/15/52 672,274
525,000 TJX Cos, Inc 2 .250 09/15/26 478,086
2,750,000 TJX Cos, Inc 1 .150 05/15/28 2,236,100
500,000 TJX Cos, Inc 1 .600 05/15/31 376,836
650,000 Tractor Supply Co 1 .750 11/01/30 486,819
TOTAL RETAILING 150,559,286
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .6%
500,000 Advanced Micro Devices, Inc 3 .924 06/01/32 453,141
500,000 Advanced Micro Devices, Inc 4 .393 06/01/52 422,704
250,000 Analog Devices, Inc 2 .950 04/01/25 240,279
1,175,000 Analog Devices, Inc 3 .500 12/05/26 1,115,255
1,000,000 Analog Devices, Inc 1 .700 10/01/28 835,129
600,000 Analog Devices, Inc 2 .100 10/01/31 475,389
300,000 Analog Devices, Inc 2 .800 10/01/41 212,122
1,000,000 Analog Devices, Inc 2 .950 10/01/51 665,837
1,000,000 Applied Materials, Inc 3 .300 04/01/27 937,626
950,000 Applied Materials, Inc 1 .750 06/01/30 749,756
250,000 Applied Materials, Inc 5 .100 10/01/35 244,276
100,000 Applied Materials, Inc 5 .850 06/15/41 104,145
1,200,000 Applied Materials, Inc 4 .350 04/01/47 1,037,520
775,000 e Applied Materials, Inc 2 .750 06/01/50 504,402
2,000,000 g Broadcom, Inc 1 .950 02/15/28 1,638,799
300,000 g Broadcom, Inc 4 .000 04/15/29 264,431
343,000 Broadcom, Inc 4 .150 11/15/30 296,882
1,500,000 g Broadcom, Inc 2 .450 02/15/31 1,130,459
625,000 g Broadcom, Inc 4 .150 04/15/32 522,717
1,500,000 Broadcom, Inc 4 .300 11/15/32 1,259,452
1,500,000 g Broadcom, Inc 2 .600 02/15/33 1,071,333
5,883,000 g Broadcom, Inc 3 .419 04/15/33 4,490,002
2,522,000 g Broadcom, Inc 3 .469 04/15/34 1,892,140
6,327,000 g Broadcom, Inc 3 .137 11/15/35 4,433,324
4,043,000 g Broadcom, Inc 3 .187 11/15/36 2,765,194
3,336,000 g Broadcom, Inc 4 .926 05/15/37 2,750,770
850,000 g Broadcom, Inc 3 .500 02/15/41 573,554
3,000,000 g Broadcom, Inc 3 .750 02/15/51 1,967,369
2,050,000 Intel Corp 3 .700 07/29/25 1,997,345
2,480,000 Intel Corp 2 .600 05/19/26 2,301,869
1,000,000 Intel Corp 3 .750 08/05/27 949,424
1,500,000 Intel Corp 1 .600 08/12/28 1,237,927
1,000,000 Intel Corp 4 .000 08/05/29 930,396
2,500,000 Intel Corp 2 .450 11/15/29 2,085,701
1,500,000 Intel Corp 3 .900 03/25/30 1,373,804
2,000,000 e Intel Corp 2 .000 08/12/31 1,549,124
1,000,000 Intel Corp 4 .150 08/05/32 910,641
250,000 e Intel Corp 4 .000 12/15/32 225,598
1,000,000 Intel Corp 2 .800 08/12/41 673,918
200,000 Intel Corp 4 .100 05/19/46 159,819

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 675,000 Intel Corp 4 .100% 05/11/47 $ 534,565
3,328,000 Intel Corp 3 .734 12/08/47 2,472,333
2,500,000 Intel Corp 3 .250 11/15/49 1,655,724
3,175,000 Intel Corp 4 .750 03/25/50 2,743,433
1,000,000 Intel Corp 3 .050 08/12/51 641,978
1,000,000 Intel Corp 4 .900 08/05/52 883,086
1,000,000 Intel Corp 3 .100 02/15/60 603,346
1,000,000 Intel Corp 5 .050 08/05/62 865,560
850,000 KLA Corp 4 .650 07/15/32 816,027
1,000,000 KLA Corp 3 .300 03/01/50 702,413
1,000,000 KLA Corp 4 .950 07/15/52 908,430
500,000 KLA Corp 5 .250 07/15/62 459,529
200,000 Lam Research Corp 3 .800 03/15/25 195,404
150,000 Lam Research Corp 3 .750 03/15/26 143,852
275,000 Lam Research Corp 4 .000 03/15/29 257,312
125,000 Lam Research Corp 1 .900 06/15/30 99,049
825,000 Lam Research Corp 4 .875 03/15/49 760,780
200,000 e Lam Research Corp 2 .875 06/15/50 130,403
1,200,000 Lam Research Corp 3 .125 06/15/60 765,065
1,000,000 Marvell Technology, Inc 1 .650 04/15/26 873,495
1,000,000 Marvell Technology, Inc 2 .450 04/15/28 826,039
350,000 Marvell Technology, Inc 4 .875 06/22/28 328,037
400,000 Maxim Integrated Products, Inc 3 .450 06/15/27 370,928
1,000,000 Microchip Technology, Inc 4 .333 06/01/23 995,151
425,000 Micron Technology, Inc 4 .975 02/06/26 415,881
750,000 Micron Technology, Inc 4 .185 02/15/27 700,176
400,000 Micron Technology, Inc 5 .327 02/06/29 378,277
500,000 Micron Technology, Inc 4 .663 02/15/30 443,608
1,000,000 Micron Technology, Inc 2 .703 04/15/32 727,715
750,000 Micron Technology, Inc 3 .366 11/01/41 482,206
750,000 Micron Technology, Inc 3 .477 11/01/51 443,645
800,000 NVIDIA Corp 3 .200 09/16/26 760,847
1,000,000 NVIDIA Corp 1 .550 06/15/28 829,391
750,000 NVIDIA Corp 2 .850 04/01/30 642,796
1,500,000 NVIDIA Corp 2 .000 06/15/31 1,179,484
1,000,000 NVIDIA Corp 3 .500 04/01/40 776,781
2,067,000 NVIDIA Corp 3 .500 04/01/50 1,513,222
475,000 NXP BV 4 .875 03/01/24 469,378
300,000 g NXP BV 2 .700 05/01/25 278,170
425,000 NXP BV 5 .350 03/01/26 419,709
750,000 NXP BV 3 .875 06/18/26 699,973
300,000 NXP BV 3 .150 05/01/27 267,219
175,000 NXP BV 4 .400 06/01/27 165,076
400,000 NXP BV 5 .550 12/01/28 386,318
750,000 NXP BV 4 .300 06/18/29 671,598
675,000 NXP BV 3 .400 05/01/30 562,537
2,000,000 NXP BV 2 .500 05/11/31 1,503,013
1,000,000 NXP BV 2 .650 02/15/32 750,195
500,000 NXP BV 5 .000 01/15/33 448,738
875,000 g NXP BV 3 .250 05/11/41 573,878
325,000 NXP BV 3 .125 02/15/42 206,968
500,000 NXP BV 3 .250 11/30/51 298,744
2,000,000 g Qorvo, Inc 1 .750 12/15/24 1,843,625
2,800,000 QUALCOMM, Inc 3 .250 05/20/27 2,621,680
1,339,000 QUALCOMM, Inc 1 .300 05/20/28 1,104,662
1,000,000 e QUALCOMM, Inc 2 .150 05/20/30 824,255
2,384,000 QUALCOMM, Inc 1 .650 05/20/32 1,784,694
750,000 QUALCOMM, Inc 4 .650 05/20/35 703,668
650,000 QUALCOMM, Inc 4 .800 05/20/45 588,036
1,525,000 QUALCOMM, Inc 4 .300 05/20/47 1,293,095

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 1,000,000 QUALCOMM, Inc 4 .500% 05/20/52 $ 857,589
300,000 Skyworks Solutions, Inc 1 .800 06/01/26 259,804
1,000,000 Skyworks Solutions, Inc 3 .000 06/01/31 756,528
1,000,000 Texas Instruments, Inc 2 .250 09/04/29 846,599
325,000 Texas Instruments, Inc 1 .750 05/04/30 260,450
750,000 Texas Instruments, Inc 3 .650 08/16/32 679,047
350,000 Texas Instruments, Inc 3 .875 03/15/39 302,068
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,302,177
1,000,000 e Texas Instruments, Inc 2 .700 09/15/51 663,852
550,000 TSMC Arizona Corp 1 .750 10/25/26 483,562
350,000 TSMC Arizona Corp 3 .875 04/22/27 333,570
1,000,000 TSMC Arizona Corp 4 .125 04/22/29 942,141
1,000,000 TSMC Arizona Corp 2 .500 10/25/31 795,161
1,000,000 TSMC Arizona Corp 4 .250 04/22/32 920,747
1,000,000 TSMC Arizona Corp 3 .125 10/25/41 742,677
1,000,000 TSMC Arizona Corp 3 .250 10/25/51 712,803
500,000 TSMC Arizona Corp 4 .500 04/22/52 431,130
475,000 Xilinx, Inc 2 .950 06/01/24 462,651
1,000,000 Xilinx, Inc 2 .375 06/01/30 824,745
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 107,818,071
SOFTWARE & SERVICES - 1 .0%
775,000 Adobe Systems, Inc 3 .250 02/01/25 752,085
500,000 Adobe, Inc 1 .900 02/01/25 470,053
1,000,000 Adobe, Inc 2 .150 02/01/27 901,740
925,000 Adobe, Inc 2 .300 02/01/30 768,463
1,000,000 Amdocs Ltd 2 .538 06/15/30 796,629
250,000 Autodesk, Inc 4 .375 06/15/25 246,141
450,000 Autodesk, Inc 3 .500 06/15/27 416,689
750,000 Autodesk, Inc 2 .850 01/15/30 629,302
1,000,000 Autodesk, Inc 2 .400 12/15/31 777,806
700,000 Automatic Data Processing, Inc 3 .375 09/15/25 678,985
400,000 Automatic Data Processing, Inc 1 .700 05/15/28 342,268
900,000 Automatic Data Processing, Inc 1 .250 09/01/30 692,047
350,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 325,595
1,000,000 Broadridge Financial Solutions, Inc 2 .900 12/01/29 833,103
1,000,000 Broadridge Financial Solutions, Inc 2 .600 05/01/31 792,018
3,000,000 Fidelity National Information Services, Inc 0 .600 03/01/24 2,813,279
1,500,000 Fidelity National Information Services, Inc 1 .150 03/01/26 1,297,991
500,000 Fidelity National Information Services, Inc 4 .700 07/15/27 481,253
825,000 Fidelity National Information Services, Inc 2 .250 03/01/31 635,052
500,000 Fidelity National Information Services, Inc 5 .100 07/15/32 469,839
425,000 Fidelity National Information Services, Inc 3 .100 03/01/41 282,273
500,000 Fidelity National Information Services, Inc 5 .625 07/15/52 443,226
125,000 Fiserv, Inc 3 .800 10/01/23 123,818
2,000,000 Fiserv, Inc 2 .750 07/01/24 1,918,266
1,675,000 Fiserv, Inc 3 .850 06/01/25 1,608,046
900,000 Fiserv, Inc 3 .200 07/01/26 828,800
1,125,000 Fiserv, Inc 3 .500 07/01/29 978,794
2,175,000 Fiserv, Inc 2 .650 06/01/30 1,763,386
2,300,000 Fiserv, Inc 4 .400 07/01/49 1,783,864
1,000,000 Fortinet, Inc 1 .000 03/15/26 860,495
500,000 Genpact Luxembourg Sarl 3 .375 12/01/24 479,676
1,000,000 Genpact Luxembourg Sarl 1 .750 04/10/26 885,826
125,000 Global Payments, Inc 3 .750 06/01/23 123,856
575,000 Global Payments, Inc 2 .650 02/15/25 537,401
2,500,000 Global Payments, Inc 1 .200 03/01/26 2,151,613
300,000 Global Payments, Inc 4 .800 04/01/26 289,641
1,000,000 Global Payments, Inc 2 .150 01/15/27 855,693
500,000 Global Payments, Inc 4 .950 08/15/27 476,370

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 500,000 Global Payments, Inc 4 .450% 06/01/28 $ 457,097
475,000 Global Payments, Inc 3 .200 08/15/29 395,781
500,000 Global Payments, Inc 5 .300 08/15/29 470,223
325,000 Global Payments, Inc 2 .900 05/15/30 259,066
500,000 Global Payments, Inc 5 .400 08/15/32 463,986
1,250,000 Global Payments, Inc 4 .150 08/15/49 857,095
500,000 Global Payments, Inc 5 .950 08/15/52 440,519
550,000 International Business Machines Corp 3 .375 08/01/23 545,594
600,000 International Business Machines Corp 3 .625 02/12/24 591,926
3,000,000 International Business Machines Corp 3 .000 05/15/24 2,918,040
1,000,000 International Business Machines Corp 4 .000 07/27/25 980,408
350,000 International Business Machines Corp 3 .450 02/19/26 333,428
2,500,000 International Business Machines Corp 3 .300 05/15/26 2,355,686
1,500,000 International Business Machines Corp 2 .200 02/09/27 1,335,591
1,000,000 International Business Machines Corp 1 .700 05/15/27 863,240
2,675,000 International Business Machines Corp 3 .500 05/15/29 2,417,665
2,900,000 International Business Machines Corp 1 .950 05/15/30 2,304,315
1,500,000 e International Business Machines Corp 2 .720 02/09/32 1,218,209
1,850,000 International Business Machines Corp 4 .150 05/15/39 1,529,496
19,000 International Business Machines Corp 5 .600 11/30/39 18,466
450,000 International Business Machines Corp 2 .850 05/15/40 312,652
1,060,000 International Business Machines Corp 4 .000 06/20/42 831,552
1,500,000 International Business Machines Corp 4 .700 02/19/46 1,291,546
975,000 International Business Machines Corp 2 .950 05/15/50 614,501
1,500,000 International Business Machines Corp 3 .430 02/09/52 1,024,117
1,000,000 International Business Machines Corp 4 .900 07/27/52 875,042
300,000 Intuit, Inc 0 .950 07/15/25 270,313
350,000 Intuit, Inc 1 .350 07/15/27 296,518
350,000 Intuit, Inc 1 .650 07/15/30 272,644
750,000 Kyndryl Holdings, Inc 2 .050 10/15/26 602,392
750,000 Kyndryl Holdings, Inc 2 .700 10/15/28 548,495
750,000 Kyndryl Holdings, Inc 3 .150 10/15/31 502,896
750,000 Kyndryl Holdings, Inc 4 .100 10/15/41 419,646
1,000,000 Mastercard, Inc 3 .375 04/01/24 983,102
1,000,000 Mastercard, Inc 2 .000 03/03/25 941,394
425,000 Mastercard, Inc 2 .950 11/21/26 396,727
750,000 Mastercard, Inc 3 .500 02/26/28 700,058
1,000,000 Mastercard, Inc 2 .950 06/01/29 890,443
625,000 Mastercard, Inc 1 .900 03/15/31 498,543
1,500,000 Mastercard, Inc 2 .000 11/18/31 1,186,898
200,000 Mastercard, Inc 3 .800 11/21/46 162,213
300,000 Mastercard, Inc 3 .950 02/26/48 247,664
1,000,000 Mastercard, Inc 3 .650 06/01/49 779,950
1,350,000 Mastercard, Inc 3 .850 03/26/50 1,086,023
850,000 Mastercard, Inc 2 .950 03/15/51 577,937
1,450,000 Microsoft Corp 2 .000 08/08/23 1,422,581
800,000 Microsoft Corp 3 .625 12/15/23 792,768
975,000 Microsoft Corp 2 .700 02/12/25 935,663
1,075,000 Microsoft Corp 3 .125 11/03/25 1,032,314
2,925,000 Microsoft Corp 2 .400 08/08/26 2,707,626
8,739,000 Microsoft Corp 3 .300 02/06/27 8,327,594
150,000 e Microsoft Corp 3 .500 02/12/35 134,755
1,072,000 Microsoft Corp 3 .450 08/08/36 938,751
8,038,000 Microsoft Corp 2 .525 06/01/50 5,251,572
6,265,000 Microsoft Corp 2 .921 03/17/52 4,418,679
7,374,000 Microsoft Corp 2 .675 06/01/60 4,636,809
1,073,000 Microsoft Corp 3 .041 03/17/62 732,128
2,375,000 Oracle Corp 2 .400 09/15/23 2,317,288
1,225,000 Oracle Corp 3 .400 07/08/24 1,190,641
900,000 Oracle Corp 2 .950 11/15/24 858,722

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 6,500,000 Oracle Corp 2 .500% 04/01/25 $ 6,057,082
1,650,000 Oracle Corp 2 .950 05/15/25 1,552,919
3,000,000 Oracle Corp 1 .650 03/25/26 2,628,605
2,884,000 Oracle Corp 2 .650 07/15/26 2,595,502
1,000,000 Oracle Corp 2 .300 03/25/28 835,165
1,000,000 Oracle Corp 2 .950 04/01/30 806,066
400,000 Oracle Corp 3 .250 05/15/30 330,779
3,000,000 Oracle Corp 2 .875 03/25/31 2,365,998
2,497,000 Oracle Corp 4 .300 07/08/34 2,034,588
650,000 Oracle Corp 3 .900 05/15/35 497,956
1,225,000 Oracle Corp 3 .850 07/15/36 916,670
4,000,000 Oracle Corp 3 .800 11/15/37 2,902,074
100,000 Oracle Corp 6 .500 04/15/38 95,103
470,000 Oracle Corp 6 .125 07/08/39 430,620
675,000 Oracle Corp 3 .600 04/01/40 458,128
325,000 Oracle Corp 5 .375 07/15/40 270,849
2,000,000 Oracle Corp 3 .650 03/25/41 1,358,848
500,000 Oracle Corp 4 .500 07/08/44 368,254
325,000 Oracle Corp 4 .125 05/15/45 223,317
2,025,000 Oracle Corp 4 .000 07/15/46 1,368,539
3,100,000 Oracle Corp 4 .000 11/15/47 2,077,153
7,350,000 Oracle Corp 3 .600 04/01/50 4,598,913
2,000,000 Oracle Corp 3 .950 03/25/51 1,326,411
500,000 Oracle Corp 4 .375 05/15/55 342,232
1,500,000 Oracle Corp 3 .850 04/01/60 906,757
2,000,000 Oracle Corp 4 .100 03/25/61 1,259,139
1,000,000 PayPal Holdings, Inc 2 .400 10/01/24 955,259
1,000,000 PayPal Holdings, Inc 1 .650 06/01/25 920,523
1,000,000 PayPal Holdings, Inc 2 .650 10/01/26 917,745
1,000,000 PayPal Holdings, Inc 3 .900 06/01/27 958,107
1,000,000 PayPal Holdings, Inc 2 .850 10/01/29 855,404
500,000 PayPal Holdings, Inc 2 .300 06/01/30 406,755
1,000,000 e PayPal Holdings, Inc 3 .250 06/01/50 676,274
750,000 PayPal Holdings, Inc 5 .050 06/01/52 667,779
750,000 PayPal Holdings, Inc 5 .250 06/01/62 670,138
500,000 Roper Technologies, Inc 3 .650 09/15/23 493,720
500,000 Roper Technologies, Inc 2 .350 09/15/24 475,164
750,000 Roper Technologies, Inc 1 .000 09/15/25 665,637
1,100,000 Roper Technologies, Inc 3 .800 12/15/26 1,045,627
750,000 Roper Technologies, Inc 1 .400 09/15/27 620,475
300,000 Roper Technologies, Inc 4 .200 09/15/28 280,211
500,000 Roper Technologies, Inc 2 .950 09/15/29 420,925
475,000 Roper Technologies, Inc 2 .000 06/30/30 363,689
750,000 Roper Technologies, Inc 1 .750 02/15/31 552,618
925,000 salesforce.com, Inc 3 .700 04/11/28 876,716
2,000,000 salesforce.com, Inc 1 .500 07/15/28 1,679,069
1,250,000 salesforce.com, Inc 1 .950 07/15/31 984,020
1,075,000 salesforce.com, Inc 2 .700 07/15/41 740,085
1,000,000 salesforce.com, Inc 2 .900 07/15/51 660,538
2,000,000 salesforce.com, Inc 3 .050 07/15/61 1,248,007
1,000,000 ServiceNow, Inc 1 .400 09/01/30 736,260
1,000,000 TD SYNNEX Corp 1 .750 08/09/26 849,915
1,000,000 TD SYNNEX Corp 2 .375 08/09/28 806,415
1,000,000 TD SYNNEX Corp 2 .650 08/09/31 745,403
750,000 VeriSign, Inc 2 .700 06/15/31 581,811
3,725,000 Visa, Inc 3 .150 12/14/25 3,556,259
2,000,000 Visa, Inc 1 .900 04/15/27 1,777,087
1,175,000 Visa, Inc 0 .750 08/15/27 986,299
700,000 Visa, Inc 2 .750 09/15/27 637,420
475,000 Visa, Inc 2 .050 04/15/30 392,417

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 250,000 Visa, Inc 4 .150% 12/14/35 $ 227,749
1,500,000 Visa, Inc 2 .700 04/15/40 1,084,350
2,325,000 Visa, Inc 4 .300 12/14/45 2,025,205
1,125,000 Visa, Inc 3 .650 09/15/47 878,952
750,000 Visa, Inc 2 .000 08/15/50 429,282
500,000 VMware, Inc 4 .500 05/15/25 488,320
1,500,000 VMware, Inc 1 .400 08/15/26 1,282,829
725,000 VMware, Inc 3 .900 08/21/27 667,898
1,500,000 VMware, Inc 1 .800 08/15/28 1,189,168
1,000,000 VMware, Inc 4 .700 05/15/30 899,596
1,150,000 VMware, Inc 2 .200 08/15/31 837,045
500,000 Western Union Co 2 .850 01/10/25 473,140
1,000,000 Western Union Co 1 .350 03/15/26 861,713
1,000,000 Western Union Co 2 .750 03/15/31 752,634
1,500,000 Workday, Inc 3 .500 04/01/27 1,387,489
1,500,000 Workday, Inc 3 .700 04/01/29 1,345,285
TOTAL SOFTWARE & SERVICES 186,920,463
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
200,000 Amphenol Corp 3 .200 04/01/24 196,296
250,000 Amphenol Corp 2 .050 03/01/25 233,927
450,000 Amphenol Corp 4 .350 06/01/29 424,624
1,000,000 Amphenol Corp 2 .800 02/15/30 840,767
1,000,000 Amphenol Corp 2 .200 09/15/31 774,779
2,725,000 Apple, Inc 3 .450 05/06/24 2,679,375
2,000,000 Apple, Inc 1 .125 05/11/25 1,834,408
1,125,000 Apple, Inc 3 .200 05/13/25 1,088,512
3,000,000 Apple, Inc 0 .700 02/08/26 2,638,726
2,825,000 Apple, Inc 3 .250 02/23/26 2,710,821
1,425,000 Apple, Inc 2 .450 08/04/26 1,313,968
3,250,000 Apple, Inc 2 .050 09/11/26 2,955,884
1,075,000 Apple, Inc 3 .350 02/09/27 1,026,425
275,000 Apple, Inc 3 .200 05/11/27 258,667
3,675,000 Apple, Inc 3 .000 11/13/27 3,391,930
3,000,000 Apple, Inc 1 .200 02/08/28 2,511,838
2,500,000 Apple, Inc 1 .400 08/05/28 2,082,012
1,000,000 Apple, Inc 3 .250 08/08/29 912,771
1,000,000 Apple, Inc 2 .200 09/11/29 851,870
2,950,000 Apple, Inc 1 .650 05/11/30 2,374,853
3,000,000 Apple, Inc 1 .250 08/20/30 2,308,802
3,000,000 Apple, Inc 1 .650 02/08/31 2,365,841
2,500,000 Apple, Inc 1 .700 08/05/31 1,959,116
1,000,000 Apple, Inc 3 .350 08/08/32 890,620
1,600,000 Apple, Inc 4 .500 02/23/36 1,549,341
2,000,000 Apple, Inc 2 .375 02/08/41 1,384,289
350,000 Apple, Inc 3 .850 05/04/43 293,651
750,000 Apple, Inc 4 .450 05/06/44 680,645
1,350,000 Apple, Inc 3 .450 02/09/45 1,065,586
1,000,000 Apple, Inc 4 .375 05/13/45 897,271
1,775,000 Apple, Inc 4 .650 02/23/46 1,659,824
900,000 Apple, Inc 3 .850 08/04/46 744,396
1,175,000 Apple, Inc 4 .250 02/09/47 1,040,963
900,000 Apple, Inc 3 .750 09/12/47 727,542
2,850,000 Apple, Inc 3 .750 11/13/47 2,323,234
3,000,000 Apple, Inc 2 .950 09/11/49 2,113,000
3,350,000 Apple, Inc 2 .650 05/11/50 2,203,013
1,375,000 Apple, Inc 2 .400 08/20/50 853,391
1,000,000 Apple, Inc 2 .650 02/08/51 656,533
1,000,000 Apple, Inc 2 .700 08/05/51 660,046
750,000 Apple, Inc 3 .950 08/08/52 626,299

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 25,000 Apple, Inc 2 .550% 08/20/60 $ 14,973
2,000,000 Apple, Inc 2 .800 02/08/61 1,245,087
1,000,000 Apple, Inc 2 .850 08/05/61 626,951
750,000 Apple, Inc 4 .100 08/08/62 614,835
425,000 Arrow Electronics, Inc 3 .250 09/08/24 408,998
200,000 Arrow Electronics, Inc 4 .000 04/01/25 192,374
425,000 Arrow Electronics, Inc 3 .875 01/12/28 384,019
1,000,000 Arrow Electronics, Inc 2 .950 02/15/32 760,592
200,000 Avnet, Inc 4 .625 04/15/26 192,479
1,000,000 Avnet, Inc 3 .000 05/15/31 753,930
1,100,000 Cisco Systems, Inc 3 .625 03/04/24 1,085,943
400,000 Cisco Systems, Inc 3 .500 06/15/25 389,735
500,000 Cisco Systems, Inc 2 .950 02/28/26 474,318
3,000,000 Cisco Systems, Inc 2 .500 09/20/26 2,787,778
1,000,000 Cisco Systems, Inc 5 .900 02/15/39 1,034,328
1,175,000 Cisco Systems, Inc 5 .500 01/15/40 1,168,056
200,000 Corning, Inc 4 .700 03/15/37 176,268
100,000 Corning, Inc 5 .750 08/15/40 97,387
200,000 Corning, Inc 4 .750 03/15/42 171,983
300,000 Corning, Inc 5 .350 11/15/48 269,794
500,000 Corning, Inc 3 .900 11/15/49 354,090
825,000 Corning, Inc 4 .375 11/15/57 612,322
200,000 Corning, Inc 5 .850 11/15/68 175,583
1,000,000 Corning, Inc 5 .450 11/15/79 817,692
875,000 Dell International LLC 4 .000 07/15/24 858,892
2,925,000 Dell International LLC 6 .020 06/15/26 2,936,782
1,050,000 Dell International LLC 4 .900 10/01/26 1,011,497
2,900,000 Dell International LLC 5 .300 10/01/29 2,702,046
608,000 Dell International LLC 8 .100 07/15/36 643,369
2,000,000 g Dell International LLC 3 .375 12/15/41 1,237,598
377,000 Dell International LLC 8 .350 07/15/46 406,635
2,000,000 g Dell International LLC 3 .450 12/15/51 1,137,023
800,000 Flex Ltd 4 .750 06/15/25 781,505
500,000 Flex Ltd 3 .750 02/01/26 464,509
1,000,000 Flex Ltd 4 .875 05/12/30 901,369
500,000 Hewlett Packard Enterprise Co 4 .450 10/02/23 497,825
1,500,000 Hewlett Packard Enterprise Co 1 .450 04/01/24 1,423,852
3,000,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 2,973,526
225,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 220,111
1,175,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 1,066,709
1,000,000 HP, Inc 2 .200 06/17/25 925,543
1,000,000 HP, Inc 1 .450 06/17/26 862,076
1,000,000 HP, Inc 3 .000 06/17/27 886,328
500,000 HP, Inc 4 .750 01/15/28 469,211
1,000,000 HP, Inc 4 .000 04/15/29 876,396
1,000,000 HP, Inc 3 .400 06/17/30 807,576
1,000,000 HP, Inc 2 .650 06/17/31 733,799
500,000 HP, Inc 4 .200 04/15/32 406,326
500,000 HP, Inc 5 .500 01/15/33 443,710
975,000 HP, Inc 6 .000 09/15/41 845,982
1,000,000 Jabil, Inc 1 .700 04/15/26 868,731
1,000,000 Jabil, Inc 4 .250 05/15/27 932,134
100,000 Jabil, Inc 3 .950 01/12/28 90,540
750,000 Jabil, Inc 3 .600 01/15/30 626,186
50,000 Jabil, Inc 3 .000 01/15/31 39,449
1,500,000 Juniper Networks, Inc 1 .200 12/10/25 1,315,455
200,000 Keysight Technologies, Inc 4 .550 10/30/24 197,233
600,000 Keysight Technologies, Inc 4 .600 04/06/27 583,787
500,000 Keysight Technologies, Inc 3 .000 10/30/29 422,999
20,000 Motorola Solutions, Inc 4 .000 09/01/24 19,603

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 450,000 Motorola Solutions, Inc 4 .600% 02/23/28 $ 424,853
500,000 Motorola Solutions, Inc 4 .600 05/23/29 460,427
600,000 Motorola Solutions, Inc 2 .300 11/15/30 450,838
2,250,000 Motorola Solutions, Inc 2 .750 05/24/31 1,717,188
500,000 Motorola Solutions, Inc 5 .600 06/01/32 477,996
200,000 Motorola Solutions, Inc 5 .500 09/01/44 169,999
200,000 NetApp, Inc 3 .300 09/29/24 194,572
500,000 NetApp, Inc 1 .875 06/22/25 456,577
500,000 NetApp, Inc 2 .375 06/22/27 440,178
750,000 NetApp, Inc 2 .700 06/22/30 609,448
2,000,000 Teledyne Technologies, Inc 1 .600 04/01/26 1,741,732
200,000 Tyco Electronics Group S.A. 3 .450 08/01/24 195,837
100,000 Tyco Electronics Group S.A. 3 .700 02/15/26 96,229
1,150,000 Tyco Electronics Group S.A. 3 .125 08/15/27 1,050,299
900,000 Tyco Electronics Group S.A. 2 .500 02/04/32 731,338
1,000,000 Vontier Corp 1 .800 04/01/26 850,070
1,000,000 Vontier Corp 2 .400 04/01/28 780,870
1,000,000 Vontier Corp 2 .950 04/01/31 719,200
1,000,000 Western Digital Corp 2 .850 02/01/29 777,140
1,000,000 Western Digital Corp 3 .100 02/01/32 679,890
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 117,556,364
TELECOMMUNICATION SERVICES - 1 .0%
1,000,000 America Movil SAB de C.V. 3 .625 04/22/29 899,117
1,000,000 America Movil SAB de C.V. 2 .875 05/07/30 839,820
440,000 America Movil SAB de C.V. 6 .125 03/30/40 437,175
1,625,000 America Movil SAB de C.V. 4 .375 07/16/42 1,319,356
1,500,000 e America Movil SAB de C.V. 4 .375 04/22/49 1,230,810
10,000,000 AT&T, Inc 1 .700 03/25/26 8,892,891
1,000,000 AT&T, Inc 2 .950 07/15/26 918,208
1,150,000 AT&T, Inc 1 .650 02/01/28 945,073
4,375,000 AT&T, Inc 4 .350 03/01/29 4,090,229
3,000,000 AT&T, Inc 2 .250 02/01/32 2,268,528
14,855,000 AT&T, Inc 2 .550 12/01/33 10,997,803
1,825,000 AT&T, Inc 4 .500 05/15/35 1,580,584
3,000,000 AT&T, Inc 3 .500 06/01/41 2,160,846
300,000 AT&T, Inc 4 .650 06/01/44 244,448
2,000,000 AT&T, Inc 3 .650 06/01/51 1,351,113
11,860,000 AT&T, Inc 3 .500 09/15/53 7,902,801
8,857,000 AT&T, Inc 3 .550 09/15/55 5,817,596
6,844,000 AT&T, Inc 3 .800 12/01/57 4,623,427
8,523,000 AT&T, Inc 3 .650 09/15/59 5,522,055
1,000,000 AT&T, Inc 3 .850 06/01/60 669,991
1,000,000 Bell Canada 3 .650 03/17/51 704,638
750,000 Bell Canada, Inc 4 .464 04/01/48 603,321
750,000 Bell Canada, Inc 4 .300 07/29/49 596,770
1,000,000 Bell Telephone Co of Canada or Bell Canada 2 .150 02/15/32 759,288
450,000 Bell Telephone Co of Canada or Bell Canada 3 .200 02/15/52 292,049
1,000,000 Bell Telephone Co of Canada or Bell Canada 3 .650 08/15/52 705,785
750,000 British Telecommunications plc 4 .500 12/04/23 743,146
750,000 British Telecommunications plc 5 .125 12/04/28 704,636
1,425,000 British Telecommunications plc 9 .625 12/15/30 1,646,376
2,690,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 3,081,920
745,000 Orange S.A. 9 .000 03/01/31 893,806
900,000 Orange S.A. 5 .375 01/13/42 842,006
725,000 Orange S.A. 5 .500 02/06/44 689,251
200,000 Rogers Communications, Inc 4 .100 10/01/23 198,433
1,713,000 Rogers Communications, Inc 3 .625 12/15/25 1,619,067
200,000 Rogers Communications, Inc 2 .900 11/15/26 180,965
2,000,000 g Rogers Communications, Inc 3 .200 03/15/27 1,826,725

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 1,500,000 g Rogers Communications, Inc 3 .800% 03/15/32 $ 1,297,277
1,000,000 g Rogers Communications, Inc 4 .500 03/15/42 805,910
125,000 Rogers Communications, Inc 4 .500 03/15/43 98,877
300,000 Rogers Communications, Inc 5 .450 10/01/43 266,345
600,000 Rogers Communications, Inc 5 .000 03/15/44 492,055
150,000 Rogers Communications, Inc 4 .300 02/15/48 113,326
1,500,000 Rogers Communications, Inc 4 .350 05/01/49 1,143,195
1,300,000 Rogers Communications, Inc 3 .700 11/15/49 889,089
1,000,000 g Rogers Communications, Inc 4 .550 03/15/52 797,571
1,500,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,387,825
625,000 Telefonica Emisiones SAU 7 .045 06/20/36 614,513
1,200,000 Telefonica Emisiones SAU 4 .665 03/06/38 927,577
2,125,000 Telefonica Emisiones SAU 5 .213 03/08/47 1,616,620
1,175,000 Telefonica Emisiones SAU 4 .895 03/06/48 855,635
900,000 Telefonica Emisiones SAU 5 .520 03/01/49 714,508
567,000 Telefonica Europe BV 8 .250 09/15/30 613,237
325,000 TELUS Corp 2 .800 02/16/27 294,757
300,000 TELUS Corp 3 .700 09/15/27 280,548
1,000,000 TELUS Corp 3 .400 05/13/32 831,490
500,000 TELUS Corp 4 .600 11/16/48 418,324
750,000 TELUS Corp 4 .300 06/15/49 599,367
4,000,000 T-Mobile USA, Inc 1 .500 02/15/26 3,510,839
4,000,000 T-Mobile USA, Inc 3 .750 04/15/27 3,691,363
3,500,000 T-Mobile USA, Inc 2 .050 02/15/28 2,904,314
1,000,000 T-Mobile USA, Inc 2 .400 03/15/29 816,174
825,000 T-Mobile USA, Inc 3 .875 04/15/30 731,788
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,188,436
1,500,000 T-Mobile USA, Inc 2 .250 11/15/31 1,130,437
1,000,000 T-Mobile USA, Inc 2 .700 03/15/32 780,467
4,000,000 T-Mobile USA, Inc 5 .200 01/15/33 3,825,622
650,000 T-Mobile USA, Inc 4 .375 04/15/40 529,285
1,350,000 T-Mobile USA, Inc 3 .000 02/15/41 902,261
3,875,000 T-Mobile USA, Inc 4 .500 04/15/50 3,102,147
2,500,000 T-Mobile USA, Inc 3 .300 02/15/51 1,628,747
2,500,000 T-Mobile USA, Inc 3 .400 10/15/52 1,650,469
3,000,000 T-Mobile USA, Inc 5 .650 01/15/53 2,833,845
1,500,000 T-Mobile USA, Inc 3 .600 11/15/60 962,695
2,000,000 T-Mobile USA, Inc 5 .800 09/15/62 1,859,285
1,000,000 Verizon Communications, Inc 0 .850 11/20/25 876,519
1,000,000 Verizon Communications, Inc 1 .450 03/20/26 882,950
2,625,000 Verizon Communications, Inc 3 .000 03/22/27 2,386,948
5,000,000 Verizon Communications, Inc 2 .100 03/22/28 4,221,067
6,641,000 Verizon Communications, Inc 4 .329 09/21/28 6,248,674
350,000 Verizon Communications, Inc 3 .875 02/08/29 319,508
9,005,000 Verizon Communications, Inc 4 .016 12/03/29 8,178,124
200,000 Verizon Communications, Inc 3 .150 03/22/30 170,117
1,550,000 Verizon Communications, Inc 1 .500 09/18/30 1,165,207
1,533,000 Verizon Communications, Inc 1 .680 10/30/30 1,148,879
3,000,000 Verizon Communications, Inc 1 .750 01/20/31 2,249,893
1,925,000 Verizon Communications, Inc 2 .550 03/21/31 1,536,974
13,355,000 Verizon Communications, Inc 2 .355 03/15/32 10,240,960
2,000,000 Verizon Communications, Inc 2 .650 11/20/40 1,303,513
1,350,000 Verizon Communications, Inc 3 .400 03/22/41 985,702
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 666,760
150,000 Verizon Communications, Inc 4 .000 03/22/50 114,518
2,000,000 Verizon Communications, Inc 2 .875 11/20/50 1,223,018
2,725,000 Verizon Communications, Inc 3 .550 03/22/51 1,916,116
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 743,734
8,764,000 Verizon Communications, Inc 2 .987 10/30/56 5,209,514
2,000,000 Verizon Communications, Inc 3 .000 11/20/60 1,161,609

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 5,000,000 Verizon Communications, Inc 3 .700% 03/22/61 $ 3,394,397
2,000,000 Vodafone Group plc 4 .125 05/30/25 1,962,281
4,425,000 Vodafone Group plc 4 .375 05/30/28 4,162,439
425,000 Vodafone Group plc 6 .150 02/27/37 401,320
925,000 Vodafone Group plc 5 .000 05/30/38 794,407
1,900,000 Vodafone Group plc 4 .375 02/19/43 1,453,417
1,450,000 Vodafone Group plc 5 .250 05/30/48 1,200,646
1,000,000 Vodafone Group plc 4 .875 06/19/49 786,012
1,500,000 Vodafone Group plc 4 .250 09/17/50 1,073,646
500,000 Vodafone Group plc 5 .125 06/19/59 405,218
TOTAL TELECOMMUNICATION SERVICES 194,490,360
TRANSPORTATION - 0 .5%
400,000 American Airlines 2 .875 07/11/34 324,884
500,000 Burlington Northern Santa Fe LLC 3 .750 04/01/24 492,914
150,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 146,481
300,000 Burlington Northern Santa Fe LLC 3 .000 04/01/25 288,383
700,000 Burlington Northern Santa Fe LLC 3 .650 09/01/25 678,252
660,000 Burlington Northern Santa Fe LLC 5 .750 05/01/40 668,006
250,000 Burlington Northern Santa Fe LLC 5 .050 03/01/41 234,439
200,000 Burlington Northern Santa Fe LLC 4 .400 03/15/42 172,864
300,000 Burlington Northern Santa Fe LLC 4 .450 03/15/43 259,763
500,000 Burlington Northern Santa Fe LLC 5 .150 09/01/43 473,711
500,000 Burlington Northern Santa Fe LLC 4 .900 04/01/44 456,690
600,000 Burlington Northern Santa Fe LLC 4 .550 09/01/44 523,044
1,275,000 Burlington Northern Santa Fe LLC 4 .150 04/01/45 1,046,860
200,000 Burlington Northern Santa Fe LLC 4 .700 09/01/45 176,627
1,150,000 Burlington Northern Santa Fe LLC 3 .900 08/01/46 917,276
400,000 Burlington Northern Santa Fe LLC 4 .125 06/15/47 331,930
1,675,000 Burlington Northern Santa Fe LLC 4 .050 06/15/48 1,369,308
1,025,000 Burlington Northern Santa Fe LLC 4 .150 12/15/48 850,736
750,000 Burlington Northern Santa Fe LLC 3 .550 02/15/50 562,128
750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 510,052
4,000,000 Burlington Northern Santa Fe LLC 3 .300 09/15/51 2,848,415
1,000,000 Burlington Northern Santa Fe LLC 4 .450 01/15/53 866,651
200,000 Canadian National Railway Co 2 .950 11/21/24 192,911
200,000 Canadian National Railway Co 6 .900 07/15/28 214,520
500,000 Canadian National Railway Co 3 .850 08/05/32 455,831
200,000 Canadian National Railway Co 6 .250 08/01/34 211,838
250,000 Canadian National Railway Co 3 .500 11/15/42 181,520
100,000 Canadian National Railway Co 4 .500 11/07/43 82,003
650,000 Canadian National Railway Co 3 .200 08/02/46 465,831
725,000 Canadian National Railway Co 3 .650 02/03/48 558,791
325,000 Canadian National Railway Co 4 .450 01/20/49 282,156
400,000 Canadian National Railway Co 2 .450 05/01/50 240,924
1,500,000 Canadian National Railway Co 4 .400 08/05/52 1,291,481
1,800,000 Canadian Pacific Railway Co 2 .900 02/01/25 1,711,264
2,000,000 Canadian Pacific Railway Co 1 .750 12/02/26 1,751,253
300,000 Canadian Pacific Railway Co 4 .000 06/01/28 283,829
100,000 Canadian Pacific Railway Co 2 .050 03/05/30 80,166
200,000 Canadian Pacific Railway Co 7 .125 10/15/31 218,106
600,000 Canadian Pacific Railway Co 2 .450 12/02/31 479,948
250,000 Canadian Pacific Railway Co 5 .950 05/15/37 252,011
475,000 Canadian Pacific Railway Co 3 .000 12/02/41 336,412
1,000,000 Canadian Pacific Railway Co 3 .100 12/02/51 656,450
1,275,000 Canadian Pacific Railway Co 6 .125 09/15/15 1,202,602
400,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 372,027
300,000 CSX Corp 3 .400 08/01/24 292,545
200,000 CSX Corp 3 .350 11/01/25 190,157
1,200,000 CSX Corp 2 .600 11/01/26 1,091,068

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 825,000 CSX Corp 4 .250% 03/15/29 $ 777,548
600,000 CSX Corp 2 .400 02/15/30 495,782
850,000 CSX Corp 4 .100 11/15/32 771,901
100,000 CSX Corp 6 .000 10/01/36 101,629
200,000 CSX Corp 6 .150 05/01/37 207,193
400,000 CSX Corp 5 .500 04/15/41 386,314
350,000 CSX Corp 4 .400 03/01/43 292,747
600,000 CSX Corp 4 .100 03/15/44 481,984
800,000 CSX Corp 3 .800 11/01/46 610,335
1,050,000 CSX Corp 4 .300 03/01/48 864,892
850,000 CSX Corp 4 .750 11/15/48 749,689
500,000 CSX Corp 4 .500 03/15/49 423,288
600,000 CSX Corp 3 .350 09/15/49 422,170
1,000,000 CSX Corp 3 .800 04/15/50 754,928
200,000 CSX Corp 3 .950 05/01/50 156,459
800,000 CSX Corp 2 .500 05/15/51 478,826
750,000 CSX Corp 4 .500 11/15/52 629,956
300,000 CSX Corp 4 .500 08/01/54 248,175
150,000 CSX Corp 4 .250 11/01/66 114,000
800,000 CSX Corp 4 .650 03/01/68 645,766
500,000 FedEx Corp 3 .250 04/01/26 471,980
500,000 FedEx Corp 4 .200 10/17/28 467,340
1,000,000 e FedEx Corp 3 .100 08/05/29 859,729
500,000 FedEx Corp 4 .250 05/15/30 453,329
1,500,000 e FedEx Corp 2 .400 05/15/31 1,168,426
1,000,000 FedEx Corp 4 .900 01/15/34 916,972
200,000 FedEx Corp 3 .900 02/01/35 164,581
2,000,000 FedEx Corp 3 .250 05/15/41 1,374,025
275,000 FedEx Corp 5 .100 01/15/44 232,240
1,100,000 FedEx Corp 4 .750 11/15/45 886,336
600,000 FedEx Corp 4 .550 04/01/46 474,686
450,000 FedEx Corp 4 .400 01/15/47 348,683
900,000 FedEx Corp 4 .050 02/15/48 659,525
500,000 FedEx Corp 4 .950 10/17/48 422,467
1,500,000 e FedEx Corp 5 .250 05/15/50 1,312,673
200,000 FedEx Corp 4 .500 02/01/65 147,065
1,000,000 GXO Logistics, Inc 1 .650 07/15/26 817,091
1,000,000 GXO Logistics, Inc 2 .650 07/15/31 708,013
500,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 480,395
100,000 Kansas City Southern 3 .125 06/01/26 93,325
500,000 Kansas City Southern 2 .875 11/15/29 424,801
100,000 Kansas City Southern 4 .300 05/15/43 80,971
175,000 Kansas City Southern 4 .950 08/15/45 153,936
800,000 Kansas City Southern 4 .700 05/01/48 685,136
500,000 Kansas City Southern 3 .500 05/01/50 348,566
500,000 Kansas City Southern 4 .200 11/15/69 362,705
350,000 Kirby Corp 4 .200 03/01/28 309,544
350,000 Norfolk Southern Corp 2 .900 06/15/26 325,186
300,000 Norfolk Southern Corp 3 .150 06/01/27 274,142
700,000 Norfolk Southern Corp 3 .800 08/01/28 650,021
1,000,000 e Norfolk Southern Corp 3 .000 03/15/32 836,161
16,000 Norfolk Southern Corp 4 .837 10/01/41 14,262
300,000 Norfolk Southern Corp 4 .450 06/15/45 249,782
200,000 Norfolk Southern Corp 4 .650 01/15/46 173,608
303,000 Norfolk Southern Corp 3 .942 11/01/47 235,043
1,450,000 Norfolk Southern Corp 4 .150 02/28/48 1,159,717
500,000 Norfolk Southern Corp 4 .100 05/15/49 394,219
500,000 Norfolk Southern Corp 3 .400 11/01/49 349,859
1,000,000 Norfolk Southern Corp 3 .050 05/15/50 651,687
1,000,000 Norfolk Southern Corp 2 .900 08/25/51 633,345

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 175,000 Norfolk Southern Corp 4 .050% 08/15/52 $ 134,437
1,000,000 Norfolk Southern Corp 3 .700 03/15/53 725,932
300,000 Norfolk Southern Corp 4 .550 06/01/53 254,309
1,170,000 Norfolk Southern Corp 3 .155 05/15/55 747,834
1,000,000 Norfolk Southern Corp 4 .100 05/15/21 663,464
200,000 Ryder System, Inc 3 .400 03/01/23 198,143
200,000 Ryder System, Inc 3 .875 12/01/23 197,397
550,000 Ryder System, Inc 3 .650 03/18/24 540,011
500,000 Ryder System, Inc 2 .500 09/01/24 477,224
300,000 Ryder System, Inc 4 .625 06/01/25 294,260
500,000 Ryder System, Inc 3 .350 09/01/25 472,981
1,000,000 Ryder System, Inc 1 .750 09/01/26 882,660
500,000 Ryder System, Inc 2 .900 12/01/26 447,396
1,000,000 Ryder System, Inc 2 .850 03/01/27 896,412
1,000,000 Ryder System, Inc 4 .300 06/15/27 945,972
200,000 Southwest Airlines Co 2 .750 11/16/22 199,717
1,250,000 Southwest Airlines Co 5 .250 05/04/25 1,248,716
200,000 Southwest Airlines Co 3 .000 11/15/26 181,814
1,000,000 Southwest Airlines Co 5 .125 06/15/27 979,016
200,000 Southwest Airlines Co 3 .450 11/16/27 180,559
300,000 Southwest Airlines Co 2 .625 02/10/30 240,651
277,000 Union Pacific Corp 3 .646 02/15/24 272,902
300,000 Union Pacific Corp 3 .150 03/01/24 293,725
200,000 Union Pacific Corp 3 .750 03/15/24 197,099
200,000 Union Pacific Corp 3 .250 01/15/25 193,500
500,000 Union Pacific Corp 3 .750 07/15/25 487,648
200,000 Union Pacific Corp 3 .250 08/15/25 192,476
300,000 Union Pacific Corp 2 .750 03/01/26 279,633
2,500,000 Union Pacific Corp 2 .375 05/20/31 2,032,266
1,000,000 Union Pacific Corp 2 .800 02/14/32 832,957
500,000 Union Pacific Corp 4 .500 01/20/33 474,814
100,000 Union Pacific Corp 3 .375 02/01/35 81,400
2,525,000 Union Pacific Corp 2 .891 04/06/36 1,924,045
100,000 Union Pacific Corp 3 .600 09/15/37 81,147
500,000 Union Pacific Corp 3 .550 08/15/39 396,016
1,500,000 Union Pacific Corp 3 .200 05/20/41 1,118,092
500,000 Union Pacific Corp 3 .375 02/14/42 380,149
200,000 Union Pacific Corp 3 .350 08/15/46 144,323
300,000 Union Pacific Corp 4 .000 04/15/47 239,691
4,000,000 Union Pacific Corp 3 .250 02/05/50 2,819,528
1,070,000 Union Pacific Corp 3 .799 10/01/51 824,118
500,000 Union Pacific Corp 2 .950 03/10/52 329,497
1,000,000 Union Pacific Corp 3 .500 02/14/53 724,201
200,000 Union Pacific Corp 3 .875 02/01/55 152,501
300,000 Union Pacific Corp 3 .950 08/15/59 227,490
1,000,000 Union Pacific Corp 3 .839 03/20/60 742,544
1,500,000 Union Pacific Corp 3 .550 05/20/61 1,044,238
2,000,000 Union Pacific Corp 2 .973 09/16/62 1,210,743
200,000 Union Pacific Corp 4 .100 09/15/67 151,022
500,000 Union Pacific Corp 3 .750 02/05/70 349,497
500,000 Union Pacific Corp 3 .799 04/06/71 351,840
500,000 Union Pacific Corp 3 .850 02/14/72 357,573
500,000 United Parcel Service, Inc 2 .200 09/01/24 477,490
300,000 United Parcel Service, Inc 2 .800 11/15/24 290,146
125,000 United Parcel Service, Inc 2 .400 11/15/26 114,736
875,000 United Parcel Service, Inc 3 .050 11/15/27 811,646
500,000 United Parcel Service, Inc 3 .400 03/15/29 459,048
500,000 United Parcel Service, Inc 2 .500 09/01/29 429,246
750,000 e United Parcel Service, Inc 4 .450 04/01/30 728,530
510,000 United Parcel Service, Inc 6 .200 01/15/38 551,513

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 450,000 United Parcel Service, Inc 3 .625% 10/01/42 $ 355,874
400,000 United Parcel Service, Inc 3 .400 11/15/46 298,217
1,550,000 United Parcel Service, Inc 3 .750 11/15/47 1,239,677
300,000 United Parcel Service, Inc 4 .250 03/15/49 259,035
500,000 e United Parcel Service, Inc 3 .400 09/01/49 377,297
1,630,000 United Parcel Service, Inc 5 .300 04/01/50 1,629,134
TOTAL TRANSPORTATION 95,517,381
UTILITIES - 2 .1%
200,000 AEP Texas, Inc 3 .950 06/01/28 184,584
550,000 AEP Texas, Inc 2 .100 07/01/30 428,953
500,000 AEP Texas, Inc 4 .700 05/15/32 460,360
200,000 AEP Texas, Inc 3 .800 10/01/47 142,912
100,000 AEP Texas, Inc 4 .150 05/01/49 75,789
850,000 AEP Texas, Inc 3 .450 05/15/51 581,845
200,000 AEP Transmission Co LLC 3 .100 12/01/26 186,539
600,000 AEP Transmission Co LLC 4 .000 12/01/46 469,922
500,000 AEP Transmission Co LLC 3 .750 12/01/47 376,996
200,000 AEP Transmission Co LLC 4 .250 09/15/48 163,180
300,000 AEP Transmission Co LLC 3 .800 06/15/49 226,946
550,000 AEP Transmission Co LLC 2 .750 08/15/51 343,643
600,000 AES Corp 1 .375 01/15/26 516,848
675,000 AES Corp 2 .450 01/15/31 516,379
475,000 Alabama Power Co 3 .550 12/01/23 468,077
500,000 Alabama Power Co 3 .750 09/01/27 471,936
575,000 Alabama Power Co 1 .450 09/15/30 440,165
200,000 Alabama Power Co 3 .850 12/01/42 156,899
400,000 Alabama Power Co 3 .750 03/01/45 300,822
300,000 Alabama Power Co 4 .300 01/02/46 247,107
350,000 Alabama Power Co 3 .700 12/01/47 263,210
1,000,000 Alabama Power Co 4 .300 07/15/48 825,000
1,000,000 Alabama Power Co 3 .125 07/15/51 668,605
1,000,000 Alabama Power Co 3 .000 03/15/52 653,078
350,000 Ameren Corp 2 .500 09/15/24 332,204
2,000,000 Ameren Corp 1 .750 03/15/28 1,650,859
300,000 Ameren Illinois Co 3 .800 05/15/28 279,363
750,000 Ameren Illinois Co 1 .550 11/15/30 574,308
500,000 Ameren Illinois Co 3 .850 09/01/32 450,522
125,000 Ameren Illinois Co 4 .150 03/15/46 102,846
1,150,000 Ameren Illinois Co 3 .700 12/01/47 872,581
575,000 Ameren Illinois Co 4 .500 03/15/49 490,917
325,000 Ameren Illinois Co 2 .900 06/15/51 209,318
350,000 American Electric Power Co, Inc 3 .200 11/13/27 319,011
700,000 American Electric Power Co, Inc 4 .300 12/01/28 653,993
500,000 American Electric Power Co, Inc 2 .300 03/01/30 398,223
1,000,000 American Electric Power Co, Inc 3 .875 02/15/62 783,766
500,000 American Water Capital Corp 3 .850 03/01/24 493,662
300,000 American Water Capital Corp 3 .400 03/01/25 289,221
200,000 American Water Capital Corp 2 .950 09/01/27 181,523
500,000 e American Water Capital Corp 3 .750 09/01/28 462,330
750,000 American Water Capital Corp 3 .450 06/01/29 667,917
100,000 American Water Capital Corp 2 .800 05/01/30 84,506
2,000,000 American Water Capital Corp 2 .300 06/01/31 1,585,304
225,000 American Water Capital Corp 4 .300 12/01/42 187,340
150,000 American Water Capital Corp 4 .300 09/01/45 121,124
100,000 American Water Capital Corp 4 .000 12/01/46 78,018
1,175,000 American Water Capital Corp 3 .750 09/01/47 881,735
500,000 American Water Capital Corp 4 .200 09/01/48 400,784
500,000 American Water Capital Corp 4 .150 06/01/49 399,912
675,000 American Water Capital Corp 3 .450 05/01/50 482,100

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,000,000 American Water Capital Corp 3 .250% 06/01/51 $ 1,395,493
200,000 Appalachian Power Co 3 .300 06/01/27 183,688
1,000,000 Appalachian Power Co 2 .700 04/01/31 799,180
500,000 Appalachian Power Co 4 .500 08/01/32 450,104
300,000 Appalachian Power Co 4 .500 03/01/49 243,561
775,000 Appalachian Power Co 3 .700 05/01/50 548,206
125,000 Aqua America, Inc 3 .566 05/01/29 110,478
200,000 Aqua America, Inc 4 .276 05/01/49 155,370
200,000 Arizona Public Service Co 2 .950 09/15/27 177,881
1,000,000 Arizona Public Service Co 2 .600 08/15/29 824,075
350,000 Arizona Public Service Co 4 .500 04/01/42 283,521
200,000 Arizona Public Service Co 4 .350 11/15/45 154,436
410,000 Arizona Public Service Co 3 .750 05/15/46 294,704
200,000 Arizona Public Service Co 4 .200 08/15/48 153,418
200,000 Arizona Public Service Co 4 .250 03/01/49 152,576
300,000 Arizona Public Service Co 3 .500 12/01/49 201,560
500,000 Arizona Public Service Co 3 .350 05/15/50 326,898
750,000 Arizona Public Service Co 2 .650 09/15/50 428,468
900,000 Atlantic City Electric Co 4 .000 10/15/28 841,538
425,000 Atlantic City Electric Co 2 .300 03/15/31 344,363
650,000 Atmos Energy Corp 3 .000 06/15/27 596,214
1,500,000 Atmos Energy Corp 2 .625 09/15/29 1,278,531
750,000 Atmos Energy Corp 1 .500 01/15/31 563,891
175,000 Atmos Energy Corp 5 .450 10/15/32 177,091
100,000 Atmos Energy Corp 5 .500 06/15/41 97,691
125,000 Atmos Energy Corp 4 .150 01/15/43 103,312
600,000 Atmos Energy Corp 4 .125 10/15/44 485,390
500,000 Atmos Energy Corp 4 .300 10/01/48 420,520
300,000 Atmos Energy Corp 4 .125 03/15/49 241,676
500,000 Atmos Energy Corp 3 .375 09/15/49 353,697
1,500,000 Atmos Energy Corp 2 .850 02/15/52 948,137
500,000 Atmos Energy Corp 5 .750 10/15/52 499,026
500,000 Avangrid, Inc 3 .150 12/01/24 478,013
300,000 Avangrid, Inc 3 .200 04/15/25 283,699
625,000 Avangrid, Inc 3 .800 06/01/29 555,389
150,000 Avista Corp 4 .350 06/01/48 126,412
550,000 Avista Corp 4 .000 04/01/52 429,453
200,000 Baltimore Gas & Electric Co 2 .400 08/15/26 181,335
150,000 Baltimore Gas & Electric Co 3 .500 08/15/46 110,473
200,000 Baltimore Gas & Electric Co 3 .750 08/15/47 154,481
200,000 Baltimore Gas & Electric Co 4 .250 09/15/48 166,183
500,000 Baltimore Gas & Electric Co 3 .200 09/15/49 344,957
775,000 Baltimore Gas & Electric Co 2 .900 06/15/50 503,172
1,500,000 Baltimore Gas and Electric Co 2 .250 06/15/31 1,197,383
500,000 Baltimore Gas and Electric Co 4 .550 06/01/52 429,012
350,000 Berkshire Hathaway Energy Co 3 .500 02/01/25 339,942
175,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 158,714
2,500,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 1,889,955
950,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 971,172
1,032,000 Berkshire Hathaway Energy Co 5 .950 05/15/37 1,028,940
725,000 Berkshire Hathaway Energy Co 5 .150 11/15/43 659,125
975,000 Berkshire Hathaway Energy Co 4 .500 02/01/45 813,433
1,250,000 Berkshire Hathaway Energy Co 3 .800 07/15/48 940,716
1,025,000 Berkshire Hathaway Energy Co 4 .450 01/15/49 858,555
2,500,000 Berkshire Hathaway Energy Co 2 .850 05/15/51 1,538,729
200,000 Black Hills Corp 4 .250 11/30/23 199,139
100,000 Black Hills Corp 3 .950 01/15/26 95,798
100,000 Black Hills Corp 3 .150 01/15/27 91,555
550,000 Black Hills Corp 2 .500 06/15/30 432,939
300,000 Black Hills Corp 4 .350 05/01/33 262,257

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 e Black Hills Corp 4 .200% 09/15/46 $ 149,601
200,000 CenterPoint Energy Houston Electric LLC 2 .400 09/01/26 181,506
300,000 CenterPoint Energy Houston Electric LLC 3 .000 02/01/27 278,904
275,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 224,359
500,000 CenterPoint Energy Houston Electric LLC 4 .450 10/01/32 474,014
100,000 CenterPoint Energy Houston Electric LLC 6 .950 03/15/33 111,040
300,000 CenterPoint Energy Houston Electric LLC 3 .950 03/01/48 239,670
150,000 CenterPoint Energy Houston Electric LLC 2 .900 07/01/50 98,797
875,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 627,303
500,000 CenterPoint Energy Houston Electric LLC 3 .600 03/01/52 373,882
500,000 CenterPoint Energy Houston Electric LLC 4 .850 10/01/52 459,105
1,000,000 CenterPoint Energy Resources Corp 0 .700 03/02/23 981,598
200,000 CenterPoint Energy Resources Corp 4 .000 04/01/28 185,488
575,000 CenterPoint Energy Resources Corp 1 .750 10/01/30 442,386
500,000 e CenterPoint Energy Resources Corp 4 .400 07/01/32 464,853
700,000 CenterPoint Energy Resources Corp 4 .100 09/01/47 563,076
500,000 CenterPoint Energy, Inc 2 .500 09/01/24 475,754
135,000 CenterPoint Energy, Inc 4 .250 11/01/28 123,234
750,000 CenterPoint Energy, Inc 2 .950 03/01/30 629,268
1,000,000 CenterPoint Energy, Inc 2 .650 06/01/31 798,753
500,000 CenterPoint Energy, Inc 3 .700 09/01/49 356,292
3,200,000 Cheniere Corpus Christi Holdings LLC 3 .700 11/15/29 2,775,089
2,000,000 Cheniere Corpus Christi Holdings LLC 2 .742 12/31/39 1,442,454
425,000 Cleco Corporate Holdings LLC 3 .743 05/01/26 395,840
300,000 Cleco Corporate Holdings LLC 3 .375 09/15/29 252,160
200,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 169,415
790,000 CMS Energy Corp 3 .450 08/15/27 715,482
1,000,000 CMS Energy Corp 3 .750 12/01/50 735,000
250,000 Commonwealth Edison Co 2 .550 06/15/26 230,392
300,000 Commonwealth Edison Co 3 .700 08/15/28 278,009
500,000 Commonwealth Edison Co 2 .200 03/01/30 411,132
1,000,000 e Commonwealth Edison Co 3 .150 03/15/32 858,714
200,000 Commonwealth Edison Co 3 .800 10/01/42 158,521
300,000 Commonwealth Edison Co 4 .700 01/15/44 264,614
100,000 Commonwealth Edison Co 3 .700 03/01/45 75,071
250,000 Commonwealth Edison Co 3 .650 06/15/46 187,624
400,000 Commonwealth Edison Co 3 .750 08/15/47 308,212
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 941,210
1,300,000 Commonwealth Edison Co 4 .000 03/01/49 1,034,556
500,000 Commonwealth Edison Co 3 .200 11/15/49 346,148
500,000 Commonwealth Edison Co 3 .000 03/01/50 332,990
1,000,000 Commonwealth Edison Co 3 .125 03/15/51 677,288
500,000 Commonwealth Edison Co 2 .750 09/01/51 314,548
625,000 Connecticut Light & Power Co 3 .200 03/15/27 581,976
400,000 Connecticut Light & Power Co 4 .300 04/15/44 336,819
250,000 Connecticut Light & Power Co 4 .150 06/01/45 204,300
775,000 Connecticut Light & Power Co 4 .000 04/01/48 631,850
500,000 Connecticut Light and Power Co 2 .050 07/01/31 394,495
200,000 Consolidated Edison Co of New York, Inc 3 .800 05/15/28 187,044
300,000 Consolidated Edison Co of New York, Inc 4 .000 12/01/28 281,234
100,000 Consolidated Edison Co of New York, Inc 3 .350 04/01/30 87,859
2,000,000 Consolidated Edison Co of New York, Inc 2 .400 06/15/31 1,597,591
200,000 Consolidated Edison Co of New York, Inc 4 .200 03/15/42 160,372
550,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 428,773
1,475,000 Consolidated Edison Co of New York, Inc 4 .450 03/15/44 1,222,129
150,000 Consolidated Edison Co of New York, Inc 4 .500 12/01/45 124,288
400,000 Consolidated Edison Co of New York, Inc 3 .850 06/15/46 302,830
400,000 Consolidated Edison Co of New York, Inc 3 .875 06/15/47 303,294
300,000 Consolidated Edison Co of New York, Inc 4 .650 12/01/48 255,375
500,000 Consolidated Edison Co of New York, Inc 4 .125 05/15/49 388,039

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 700,000 Consolidated Edison Co of New York, Inc 3 .950% 04/01/50 $ 538,366
1,000,000 Consolidated Edison Co of New York, Inc 3 .200 12/01/51 663,525
850,000 Consolidated Edison Co of New York, Inc 4 .625 12/01/54 697,191
200,000 Consolidated Edison Co of New York, Inc 4 .300 12/01/56 154,341
1,300,000 Consolidated Edison Co of New York, Inc 4 .000 11/15/57 945,379
400,000 Consolidated Edison Co of New York, Inc 4 .500 05/15/58 315,210
1,000,000 Consolidated Edison Co of New York, Inc 3 .700 11/15/59 695,141
1,000,000 Consolidated Edison Co of New York, Inc 3 .000 12/01/60 594,841
1,000,000 Consolidated Edison Co of New York, Inc 3 .600 06/15/61 686,580
200,000 Consumers Energy Co 3 .375 08/15/23 198,141
250,000 Consumers Energy Co 3 .800 11/15/28 234,242
275,000 Consumers Energy Co 3 .600 08/15/32 245,227
600,000 Consumers Energy Co 3 .950 07/15/47 480,854
600,000 Consumers Energy Co 4 .050 05/15/48 485,927
350,000 Consumers Energy Co 4 .350 04/15/49 298,042
500,000 Consumers Energy Co 3 .750 02/15/50 385,138
500,000 Consumers Energy Co 3 .100 08/15/50 337,887
150,000 Consumers Energy Co 3 .500 08/01/51 110,394
500,000 Consumers Energy Co 2 .650 08/15/52 309,664
500,000 Consumers Energy Co 4 .200 09/01/52 414,586
1,000,000 Consumers Energy Co 2 .500 05/01/60 551,529
300,000 Dayton Power & Light Co 3 .950 06/15/49 230,588
200,000 Delmarva Power & Light Co 4 .150 05/15/45 159,976
925,000 Dominion Energy South Carolina, Inc 2 .300 12/01/31 728,613
300,000 Dominion Energy, Inc 3 .300 03/15/25 289,782
1,750,000 Dominion Energy, Inc 3 .900 10/01/25 1,680,639
1,000,000 Dominion Energy, Inc 1 .450 04/15/26 878,035
775,000 Dominion Energy, Inc 3 .600 03/15/27 723,660
500,000 Dominion Energy, Inc 4 .250 06/01/28 468,331
303,000 Dominion Energy, Inc 3 .375 04/01/30 260,572
500,000 e Dominion Energy, Inc 2 .250 08/15/31 389,880
500,000 Dominion Energy, Inc 4 .350 08/15/32 452,129
475,000 Dominion Energy, Inc 3 .300 04/15/41 342,496
200,000 Dominion Energy, Inc 4 .700 12/01/44 168,642
500,000 Dominion Energy, Inc 4 .600 03/15/49 420,871
500,000 Dominion Energy, Inc 4 .850 08/15/52 425,501
225,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 215,771
200,000 DTE Electric Co 3 .650 03/15/24 196,973
500,000 DTE Electric Co 1 .900 04/01/28 425,453
1,500,000 DTE Electric Co 3 .000 03/01/32 1,264,429
200,000 DTE Electric Co 4 .000 04/01/43 163,183
100,000 DTE Electric Co 3 .700 06/01/46 76,876
500,000 DTE Electric Co 3 .750 08/15/47 387,329
1,000,000 DTE Electric Co 4 .050 05/15/48 814,576
525,000 DTE Electric Co 3 .950 03/01/49 420,991
1,000,000 DTE Electric Co 2 .950 03/01/50 670,110
400,000 DTE Electric Co 3 .250 04/01/51 280,520
450,000 DTE Electric Co 3 .650 03/01/52 339,773
1,000,000 DTE Energy Co 1 .050 06/01/25 895,057
327,000 DTE Energy Co 3 .400 06/15/29 286,287
500,000 DTE Energy Co 2 .950 03/01/30 418,789
1,500,000 DTE Energy Co (Step Bond) 4 .220 11/01/24 1,470,645
200,000 Duke Energy Carolinas LLC 2 .950 12/01/26 185,446
500,000 Duke Energy Carolinas LLC 3 .950 11/15/28 468,378
500,000 Duke Energy Carolinas LLC 2 .450 08/15/29 424,318
1,500,000 Duke Energy Carolinas LLC 2 .550 04/15/31 1,231,498
375,000 Duke Energy Carolinas LLC 2 .850 03/15/32 310,525
125,000 Duke Energy Carolinas LLC 5 .300 02/15/40 118,813
300,000 Duke Energy Carolinas LLC 3 .750 06/01/45 227,665
200,000 Duke Energy Carolinas LLC 3 .875 03/15/46 155,871

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,750,000 Duke Energy Carolinas LLC 3 .700% 12/01/47 $ 1,306,533
1,500,000 Duke Energy Carolinas LLC 3 .950 03/15/48 1,180,051
1,000,000 Duke Energy Carolinas LLC 3 .200 08/15/49 687,843
1,500,000 Duke Energy Carolinas LLC 3 .450 04/15/51 1,071,104
300,000 Duke Energy Corp 3 .950 10/15/23 296,567
2,700,000 Duke Energy Corp 2 .650 09/01/26 2,449,507
350,000 Duke Energy Corp 3 .150 08/15/27 316,681
1,000,000 Duke Energy Corp 4 .300 03/15/28 941,318
1,000,000 Duke Energy Corp 2 .450 06/01/30 799,031
1,000,000 Duke Energy Corp 2 .550 06/15/31 784,578
1,000,000 Duke Energy Corp 3 .300 06/15/41 697,399
300,000 Duke Energy Corp 4 .800 12/15/45 247,697
1,975,000 Duke Energy Corp 3 .750 09/01/46 1,398,598
500,000 Duke Energy Corp 4 .200 06/15/49 378,519
1,000,000 Duke Energy Corp 3 .500 06/15/51 672,270
500,000 Duke Energy Corp 5 .000 08/15/52 426,125
750,000 Duke Energy Corp 3 .250 01/15/82 549,797
1,200,000 Duke Energy Florida LLC 3 .200 01/15/27 1,125,152
1,000,000 Duke Energy Florida LLC 2 .400 12/15/31 794,821
375,000 Duke Energy Florida LLC 6 .400 06/15/38 401,915
500,000 Duke Energy Florida LLC 3 .400 10/01/46 352,313
300,000 Duke Energy Florida LLC 4 .200 07/15/48 246,480
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 657,868
300,000 Duke Energy Indiana LLC 3 .750 05/15/46 224,779
500,000 Duke Energy Indiana LLC 3 .250 10/01/49 339,141
275,000 Duke Energy Indiana LLC 2 .750 04/01/50 170,759
200,000 Duke Energy Ohio, Inc 3 .650 02/01/29 182,756
25,000 Duke Energy Ohio, Inc 2 .125 06/01/30 19,948
200,000 Duke Energy Ohio, Inc 3 .700 06/15/46 148,831
200,000 Duke Energy Ohio, Inc 4 .300 02/01/49 161,507
300,000 Duke Energy Progress LLC 3 .375 09/01/23 296,307
300,000 Duke Energy Progress LLC 3 .250 08/15/25 287,406
300,000 Duke Energy Progress LLC 3 .700 09/01/28 279,048
5,357,000 Duke Energy Progress LLC 3 .450 03/15/29 4,857,174
1,500,000 Duke Energy Progress LLC 2 .000 08/15/31 1,159,388
400,000 Duke Energy Progress LLC 4 .375 03/30/44 334,036
500,000 Duke Energy Progress LLC 4 .150 12/01/44 403,213
300,000 Duke Energy Progress LLC 4 .200 08/15/45 242,971
500,000 Duke Energy Progress LLC 3 .700 10/15/46 377,049
200,000 Duke Energy Progress LLC 3 .600 09/15/47 150,288
600,000 Duke Energy Progress LLC 2 .500 08/15/50 355,083
500,000 Duke Energy Progress LLC 2 .900 08/15/51 324,566
1,000,000 DXC Technology Co 1 .800 09/15/26 857,124
200,000 Eastern Energy Gas Holdings LLC 3 .550 11/01/23 197,023
250,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 237,154
134,000 Eastern Energy Gas Holdings LLC 3 .600 12/15/24 129,909
800,000 Edison International 3 .550 11/15/24 768,052
750,000 Edison International 5 .750 06/15/27 734,371
300,000 Edison International 4 .125 03/15/28 267,644
200,000 El Paso Electric Co 5 .000 12/01/44 172,579
1,075,000 Emera US Finance LP 3 .550 06/15/26 998,336
2,000,000 Emera US Finance LP 2 .639 06/15/31 1,555,701
625,000 Emera US Finance LP 4 .750 06/15/46 490,852
50,000 e Empresa Nacional de Electricidad S.A. 4 .250 04/15/24 48,375
675,000 Enel Chile S.A. 4 .875 06/12/28 624,688
400,000 e Enersis Americas S.A. 4 .000 10/25/26 377,400
175,000 Entergy Arkansas LLC 3 .700 06/01/24 172,537
600,000 Entergy Arkansas LLC 3 .500 04/01/26 570,115
200,000 Entergy Arkansas LLC 4 .200 04/01/49 163,247
425,000 Entergy Arkansas LLC 2 .650 06/15/51 256,574

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 750,000 Entergy Arkansas LLC 3 .350% 06/15/52 $ 511,803
1,000,000 Entergy Corp 0 .900 09/15/25 879,812
1,300,000 Entergy Corp 2 .950 09/01/26 1,187,973
1,000,000 Entergy Corp 1 .900 06/15/28 820,497
175,000 Entergy Corp 2 .800 06/15/30 141,753
625,000 Entergy Corp 2 .400 06/15/31 477,616
500,000 Entergy Corp 3 .750 06/15/50 354,022
200,000 Entergy Louisiana LLC 4 .050 09/01/23 198,226
605,000 Entergy Louisiana LLC 0 .620 11/17/23 578,523
200,000 Entergy Louisiana LLC 2 .400 10/01/26 179,392
200,000 Entergy Louisiana LLC 3 .120 09/01/27 181,522
1,000,000 Entergy Louisiana LLC 1 .600 12/15/30 751,326
1,000,000 Entergy Louisiana LLC 2 .350 06/15/32 774,732
500,000 Entergy Louisiana LLC 4 .000 03/15/33 442,657
1,000,000 Entergy Louisiana LLC 3 .100 06/15/41 720,260
300,000 Entergy Louisiana LLC 4 .200 09/01/48 241,188
300,000 Entergy Louisiana LLC 4 .200 04/01/50 239,752
500,000 Entergy Louisiana LLC 4 .750 09/15/52 434,818
800,000 Entergy Mississippi LLC 3 .850 06/01/49 600,100
475,000 Entergy Mississippi LLC 3 .500 06/01/51 335,477
1,000,000 Entergy Texas, Inc 4 .000 03/30/29 924,706
575,000 Entergy Texas, Inc 1 .750 03/15/31 434,090
200,000 Entergy Texas, Inc 4 .500 03/30/39 166,823
700,000 Entergy Texas, Inc 3 .550 09/30/49 492,159
225,000 Essential Utilities, Inc 2 .704 04/15/30 184,164
1,000,000 Essential Utilities, Inc 2 .400 05/01/31 780,775
300,000 Essential Utilities, Inc 3 .351 04/15/50 197,226
500,000 Essential Utilities, Inc 5 .300 05/01/52 448,084
425,000 Evergy Kansas Central, Inc 3 .450 04/15/50 301,219
150,000 Evergy Metro, Inc 2 .250 06/01/30 121,973
1,100,000 Evergy, Inc 2 .450 09/15/24 1,040,481
100,000 Evergy, Inc 2 .550 07/01/26 91,546
750,000 Evergy, Inc 2 .900 09/15/29 619,603
300,000 Eversource Energy 3 .800 12/01/23 296,251
300,000 Eversource Energy 2 .900 10/01/24 287,633
100,000 Eversource Energy 0 .800 08/15/25 88,428
1,000,000 Eversource Energy 1 .400 08/15/26 866,554
200,000 Eversource Energy 3 .300 01/15/28 180,454
300,000 Eversource Energy 4 .250 04/01/29 278,246
100,000 Eversource Energy 1 .650 08/15/30 75,361
1,000,000 Eversource Energy 2 .550 03/15/31 800,629
1,000,000 Eversource Energy 3 .375 03/01/32 841,261
1,100,000 Eversource Energy 3 .450 01/15/50 761,148
425,000 Exelon Corp 3 .400 04/15/26 400,054
1,500,000 g Exelon Corp 2 .750 03/15/27 1,343,911
1,000,000 e,g Exelon Corp 3 .350 03/15/32 838,311
500,000 Exelon Corp 4 .950 06/15/35 456,721
975,000 Exelon Corp 4 .450 04/15/46 795,838
100,000 Exelon Corp 4 .700 04/15/50 83,629
500,000 g Exelon Corp 4 .100 03/15/52 385,767
1,500,000 Exelon Generation Co LLC 3 .250 06/01/25 1,422,850
900,000 Exelon Generation Co LLC 6 .250 10/01/39 879,480
625,000 Exelon Generation Co LLC 5 .600 06/15/42 560,237
500,000 Florida Power & Light Co 3 .250 06/01/24 489,353
907,000 Florida Power & Light Co 3 .125 12/01/25 863,786
2,000,000 Florida Power & Light Co 2 .450 02/03/32 1,623,191
100,000 Florida Power & Light Co 4 .125 02/01/42 83,618
200,000 Florida Power & Light Co 4 .050 06/01/42 166,352
450,000 Florida Power & Light Co 3 .800 12/15/42 359,953
400,000 Florida Power & Light Co 4 .050 10/01/44 327,989

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Florida Power & Light Co 3 .700% 12/01/47 $ 389,137
1,675,000 Florida Power & Light Co 3 .950 03/01/48 1,346,525
500,000 Florida Power & Light Co 4 .125 06/01/48 417,266
1,100,000 Florida Power & Light Co 3 .990 03/01/49 889,481
400,000 Florida Power & Light Co 3 .150 10/01/49 281,761
500,000 Florida Power & Light Co 2 .875 12/04/51 329,558
768,000 Fortis, Inc 3 .055 10/04/26 698,475
600,000 Georgia Power Co 2 .200 09/15/24 567,928
100,000 Georgia Power Co 3 .250 04/01/26 93,719
700,000 Georgia Power Co 3 .250 03/30/27 639,535
700,000 Georgia Power Co 2 .650 09/15/29 579,844
625,000 Georgia Power Co 4 .300 03/15/42 498,712
700,000 Georgia Power Co 4 .300 03/15/43 557,097
2,500,000 Georgia Power Co 3 .250 03/15/51 1,648,752
200,000 Gulf Power Co 3 .300 05/30/27 185,409
250,000 Iberdrola International BV 5 .810 03/15/25 255,303
400,000 Iberdrola International BV 6 .750 07/15/36 416,049
500,000 Indiana Michigan Power Co 3 .850 05/15/28 462,456
225,000 Indiana Michigan Power Co 4 .550 03/15/46 187,989
100,000 Indiana Michigan Power Co 3 .750 07/01/47 73,589
300,000 Indiana Michigan Power Co 4 .250 08/15/48 238,696
675,000 Indiana Michigan Power Co 3 .250 05/01/51 450,656
500,000 Interstate Power & Light Co 3 .250 12/01/24 482,738
725,000 Interstate Power & Light Co 4 .100 09/26/28 681,036
325,000 Interstate Power & Light Co 3 .600 04/01/29 293,920
125,000 Interstate Power & Light Co 2 .300 06/01/30 100,355
100,000 Interstate Power & Light Co 6 .250 07/15/39 102,027
100,000 Interstate Power & Light Co 3 .700 09/15/46 73,224
300,000 Interstate Power & Light Co 3 .500 09/30/49 213,872
1,000,000 Interstate Power and Light Co 3 .100 11/30/51 653,981
1,000,000 IPALCO Enterprises, Inc 3 .700 09/01/24 959,208
100,000 IPALCO Enterprises, Inc 4 .250 05/01/30 86,759
300,000 ITC Holdings Corp 3 .650 06/15/24 292,327
100,000 ITC Holdings Corp 3 .250 06/30/26 92,500
900,000 ITC Holdings Corp 3 .350 11/15/27 818,908
200,000 Kansas City Power & Light Co 3 .650 08/15/25 193,155
100,000 Kansas City Power & Light Co 5 .300 10/01/41 93,790
650,000 Kansas City Power & Light Co 4 .200 06/15/47 528,192
100,000 Kansas City Power & Light Co 4 .200 03/15/48 81,077
300,000 Kansas City Power & Light Co 4 .125 04/01/49 239,991
300,000 Kentucky Utilities Co 4 .375 10/01/45 247,585
400,000 Kentucky Utilities Co 3 .300 06/01/50 278,004
250,000 KeySpan Corp 5 .803 04/01/35 230,395
300,000 Louisville Gas & Electric Co 4 .250 04/01/49 241,741
1,500,000 MidAmerican Energy Co 3 .100 05/01/27 1,389,584
575,000 MidAmerican Energy Co 3 .650 04/15/29 530,171
200,000 MidAmerican Energy Co 4 .800 09/15/43 179,758
200,000 MidAmerican Energy Co 4 .400 10/15/44 169,846
200,000 MidAmerican Energy Co 4 .250 05/01/46 167,154
500,000 MidAmerican Energy Co 3 .950 08/01/47 396,355
1,000,000 MidAmerican Energy Co 3 .650 08/01/48 756,451
300,000 MidAmerican Energy Co 4 .250 07/15/49 249,637
300,000 MidAmerican Energy Co 3 .150 04/15/50 203,957
1,000,000 MidAmerican Energy Co 2 .700 08/01/52 628,062
500,000 Mississippi Power Co 3 .950 03/30/28 460,837
750,000 Mississippi Power Co 4 .250 03/15/42 599,463
1,000,000 Mississippi Power Co 3 .100 07/30/51 637,707
200,000 National Fuel Gas Co 3 .750 03/01/23 198,920
300,000 National Fuel Gas Co 5 .200 07/15/25 296,292
300,000 National Fuel Gas Co 5 .500 01/15/26 294,622

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 National Fuel Gas Co 3 .950% 09/15/27 $ 178,719
200,000 National Fuel Gas Co 4 .750 09/01/28 184,413
1,100,000 National Fuel Gas Co 2 .950 03/01/31 858,560
1,000,000 Nevada Power Co 3 .700 05/01/29 914,413
500,000 Nevada Power Co 2 .400 05/01/30 411,312
500,000 Nevada Power Co 3 .125 08/01/50 322,653
1,500,000 NextEra Energy Capital Holdings, Inc 4 .255 09/01/24 1,478,436
1,250,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 1,228,153
1,125,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 1,040,602
1,250,000 NextEra Energy Capital Holdings, Inc 4 .625 07/15/27 1,208,116
2,500,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 2,069,452
300,000 NextEra Energy Capital Holdings, Inc 3 .500 04/01/29 266,646
450,000 NextEra Energy Capital Holdings, Inc 2 .750 11/01/29 378,127
2,980,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 2,377,415
1,000,000 NextEra Energy Capital Holdings, Inc 2 .440 01/15/32 777,940
450,000 NextEra Energy Capital Holdings, Inc 5 .000 07/15/32 429,647
1,000,000 NextEra Energy Capital Holdings, Inc 3 .000 01/15/52 638,043
1,700,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,482,771
1,000,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 784,897
500,000 NiSource, Inc 0 .950 08/15/25 443,794
1,000,000 NiSource, Inc 3 .490 05/15/27 918,714
750,000 NiSource, Inc 2 .950 09/01/29 633,025
200,000 NiSource, Inc 3 .600 05/01/30 174,443
800,000 NiSource, Inc 1 .700 02/15/31 591,982
77,000 NiSource, Inc 5 .950 06/15/41 73,930
700,000 NiSource, Inc 5 .250 02/15/43 626,001
450,000 NiSource, Inc 4 .800 02/15/44 377,839
815,000 NiSource, Inc 5 .650 02/01/45 754,405
350,000 NiSource, Inc 4 .375 05/15/47 277,611
500,000 NiSource, Inc 3 .950 03/30/48 368,886
200,000 NiSource, Inc 5 .000 06/15/52 174,554
600,000 e Northern States Power Co 2 .250 04/01/31 489,950
425,000 Northern States Power Co 5 .350 11/01/39 418,089
175,000 Northern States Power Co 3 .600 05/15/46 134,764
1,950,000 Northern States Power Co 3 .600 09/15/47 1,467,228
325,000 Northern States Power Co 2 .900 03/01/50 217,158
750,000 Northern States Power Co 2 .600 06/01/51 466,358
1,000,000 Northern States Power Co 3 .200 04/01/52 694,855
400,000 Northern States Power Co 4 .500 06/01/52 351,569
1,000,000 Northwest Pipeline LLC 4 .000 04/01/27 928,853
200,000 NorthWestern Corp 4 .176 11/15/44 158,765
200,000 NSTAR Electric Co 2 .375 10/15/22 199,833
300,000 NSTAR Electric Co 3 .200 05/15/27 278,319
1,000,000 NSTAR Electric Co 1 .950 08/15/31 781,053
1,100,000 NSTAR Electric Co 3 .100 06/01/51 735,653
350,000 NSTAR Electric Co 4 .550 06/01/52 303,813
1,000,000 nVent Finance Sarl 2 .750 11/15/31 743,884
200,000 Nvent Finance Sarl 4 .550 04/15/28 179,584
500,000 g Oglethorpe Power Corp 4 .500 04/01/47 390,729
500,000 Oglethorpe Power Corp 5 .050 10/01/48 419,443
750,000 Oglethorpe Power Corp 3 .750 08/01/50 526,478
500,000 Oglethorpe Power Corp 5 .250 09/01/50 424,352
2,000,000 e Ohio Power Co 1 .625 01/15/31 1,503,864
500,000 Ohio Power Co 4 .150 04/01/48 400,321
1,500,000 Ohio Power Co 4 .000 06/01/49 1,151,975
1,000,000 Ohio Power Co 2 .900 10/01/51 624,989
200,000 Oklahoma Gas & Electric Co 3 .800 08/15/28 184,428
500,000 Oklahoma Gas & Electric Co 3 .300 03/15/30 435,571
100,000 Oklahoma Gas & Electric Co 3 .250 04/01/30 86,513
200,000 Oklahoma Gas & Electric Co 4 .150 04/01/47 158,709

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 Oklahoma Gas & Electric Co 3 .850% 08/15/47 $ 152,591
400,000 Oncor Electric Delivery Co LLC 2 .950 04/01/25 382,130
1,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 880,073
750,000 Oncor Electric Delivery Co LLC 3 .700 11/15/28 695,441
1,500,000 Oncor Electric Delivery Co LLC 5 .750 03/15/29 1,542,192
1,325,000 Oncor Electric Delivery Co LLC 2 .750 05/15/30 1,136,335
425,000 g Oncor Electric Delivery Co LLC 4 .150 06/01/32 395,651
500,000 g Oncor Electric Delivery Co LLC 4 .550 09/15/32 480,946
100,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 96,416
550,000 Oncor Electric Delivery Co LLC 4 .550 12/01/41 483,858
56,000 Oncor Electric Delivery Co LLC 5 .300 06/01/42 54,065
300,000 Oncor Electric Delivery Co LLC 3 .750 04/01/45 234,178
400,000 Oncor Electric Delivery Co LLC 3 .800 09/30/47 316,880
200,000 Oncor Electric Delivery Co LLC 4 .100 11/15/48 164,880
500,000 Oncor Electric Delivery Co LLC 3 .800 06/01/49 392,600
500,000 Oncor Electric Delivery Co LLC 3 .100 09/15/49 345,767
200,000 Oncor Electric Delivery Co LLC 3 .700 05/15/50 154,963
550,000 Oncor Electric Delivery Co LLC 2 .700 11/15/51 351,081
500,000 g Oncor Electric Delivery Co LLC 4 .950 09/15/52 472,031
164,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 159,242
137,000 ONE Gas, Inc 3 .610 02/01/24 134,386
100,000 ONE Gas, Inc 2 .000 05/15/30 78,782
500,000 ONE Gas, Inc 4 .250 09/01/32 456,359
100,000 ONE Gas, Inc 4 .658 02/01/44 84,116
500,000 ONE Gas, Inc 4 .500 11/01/48 395,514
200,000 ONEOK Partners LP 5 .000 09/15/23 199,340
700,000 ONEOK Partners LP 4 .900 03/15/25 688,510
130,000 ONEOK Partners LP 6 .650 10/01/36 122,505
250,000 ONEOK Partners LP 6 .850 10/15/37 238,915
100,000 ONEOK Partners LP 6 .125 02/01/41 88,004
5,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 4,492,494
500,000 Pacific Gas and Electric Co 5 .450 06/15/27 471,004
3,000,000 Pacific Gas and Electric Co 2 .100 08/01/27 2,425,106
1,500,000 Pacific Gas and Electric Co 3 .000 06/15/28 1,235,919
1,000,000 Pacific Gas and Electric Co 4 .200 03/01/29 848,828
3,000,000 Pacific Gas and Electric Co 4 .550 07/01/30 2,570,815
3,000,000 Pacific Gas and Electric Co 2 .500 02/01/31 2,182,956
2,000,000 Pacific Gas and Electric Co 3 .250 06/01/31 1,525,920
1,000,000 Pacific Gas and Electric Co 4 .400 03/01/32 822,238
500,000 Pacific Gas and Electric Co 5 .900 06/15/32 455,959
750,000 Pacific Gas and Electric Co 4 .500 07/01/40 545,637
1,000,000 Pacific Gas and Electric Co 3 .300 08/01/40 640,158
1,500,000 Pacific Gas and Electric Co 4 .200 06/01/41 1,028,765
1,200,000 Pacific Gas and Electric Co 4 .950 07/01/50 878,312
2,300,000 Pacific Gas and Electric Co 3 .500 08/01/50 1,399,691
1,000,000 Pacific Gas and Electric Co 5 .250 03/01/52 755,378
500,000 PacifiCorp 3 .500 06/15/29 451,138
500,000 PacifiCorp 2 .700 09/15/30 417,512
850,000 PacifiCorp 6 .000 01/15/39 849,433
300,000 PacifiCorp 4 .125 01/15/49 238,470
1,300,000 PacifiCorp 4 .150 02/15/50 1,045,304
250,000 PacifiCorp 3 .300 03/15/51 174,800
2,000,000 PacifiCorp 2 .900 06/15/52 1,279,756
200,000 PECO Energy Co 3 .150 10/15/25 190,864
200,000 PECO Energy Co 4 .150 10/01/44 165,904
200,000 PECO Energy Co 3 .700 09/15/47 154,275
1,200,000 PECO Energy Co 3 .900 03/01/48 945,892
125,000 PECO Energy Co 3 .000 09/15/49 82,446
100,000 PECO Energy Co 2 .800 06/15/50 64,276
475,000 PECO Energy Co 3 .050 03/15/51 320,190

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 PECO Energy Co 2 .850% 09/15/51 $ 643,697
500,000 PECO Energy Co 4 .600 05/15/52 440,330
500,000 PECO Energy Co 4 .375 08/15/52 424,209
500,000 PG&E WILDFIRE RECOVERY 3 .594 06/01/30 470,979
250,000 PG&E WILDFIRE RECOVERY 4 .263 06/01/36 226,363
250,000 PG&E WILDFIRE RECOVERY 4 .377 06/01/39 221,696
1,000,000 PG&E WILDFIRE RECOVERY 4 .451 12/01/47 857,108
1,000,000 PG&E WILDFIRE RECOVERY 4 .674 12/01/51 884,164
500,000 PG&E Wildfire Recovery Funding LLC 4 .022 06/01/31 481,769
500,000 PG&E Wildfire Recovery Funding LLC 4 .722 06/01/37 466,324
500,000 PG&E Wildfire Recovery Funding LLC 5 .081 06/01/41 460,906
750,000 PG&E Wildfire Recovery Funding LLC 5 .212 12/01/47 709,820
750,000 PG&E Wildfire Recovery Funding LLC 5 .099 06/01/52 713,631
1,000,000 Piedmont Natural Gas Co, Inc 2 .500 03/15/31 788,380
200,000 Piedmont Natural Gas Co, Inc 4 .650 08/01/43 167,095
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 1,060,849
1,000,000 Piedmont Natural Gas Co, Inc 5 .050 05/15/52 876,620
1,000,000 Pinnacle West Capital Corp 1 .300 06/15/25 897,134
200,000 Potomac Electric Power Co 3 .600 03/15/24 196,552
900,000 Potomac Electric Power Co 4 .150 03/15/43 738,721
950,000 PPL Capital Funding, Inc 3 .100 05/15/26 875,891
200,000 PPL Electric Utilities Corp 4 .125 06/15/44 163,280
275,000 PPL Electric Utilities Corp 4 .150 10/01/45 221,381
500,000 PPL Electric Utilities Corp 3 .950 06/01/47 400,049
200,000 PPL Electric Utilities Corp 4 .150 06/15/48 164,887
525,000 PPL Electric Utilities Corp 3 .000 10/01/49 350,567
250,000 Public Service Co of Colorado 3 .700 06/15/28 233,431
1,000,000 Public Service Co of Colorado 1 .900 01/15/31 791,723
1,050,000 Public Service Co of Colorado 1 .875 06/15/31 820,036
275,000 Public Service Co of Colorado 4 .100 06/01/32 253,875
200,000 Public Service Co of Colorado 3 .800 06/15/47 155,502
100,000 Public Service Co of Colorado 4 .100 06/15/48 81,470
300,000 Public Service Co of Colorado 4 .050 09/15/49 243,477
400,000 Public Service Co of Colorado 3 .200 03/01/50 280,442
350,000 Public Service Co of Colorado 2 .700 01/15/51 221,150
1,200,000 Public Service Co of New Hampshire 2 .200 06/15/31 962,085
100,000 Public Service Co of New Hampshire 3 .600 07/01/49 75,664
500,000 Public Service Co of Oklahoma 2 .200 08/15/31 389,194
500,000 Public Service Co of Oklahoma 3 .150 08/15/51 321,570
300,000 Public Service Electric & Gas Co 3 .250 09/01/23 295,965
300,000 Public Service Electric & Gas Co 2 .250 09/15/26 270,925
450,000 Public Service Electric & Gas Co 3 .000 05/15/27 413,997
250,000 Public Service Electric & Gas Co 3 .700 05/01/28 233,371
500,000 Public Service Electric & Gas Co 3 .200 05/15/29 448,684
500,000 Public Service Electric & Gas Co 2 .450 01/15/30 422,180
200,000 Public Service Electric & Gas Co 3 .800 01/01/43 159,740
600,000 Public Service Electric & Gas Co 3 .800 03/01/46 467,522
200,000 Public Service Electric & Gas Co 3 .600 12/01/47 149,351
250,000 Public Service Electric & Gas Co 4 .050 05/01/48 204,296
500,000 Public Service Electric & Gas Co 3 .850 05/01/49 393,270
575,000 Public Service Electric & Gas Co 3 .200 08/01/49 400,379
500,000 Public Service Electric & Gas Co 3 .150 01/01/50 343,697
175,000 Public Service Electric & Gas Co 2 .700 05/01/50 110,151
425,000 Public Service Electric & Gas Co 2 .050 08/01/50 230,510
1,000,000 Public Service Electric and Gas Co 0 .950 03/15/26 876,698
1,000,000 Public Service Electric and Gas Co 1 .900 08/15/31 781,780
2,000,000 Public Service Electric and Gas Co 3 .000 03/01/51 1,330,759
400,000 Public Service Enterprise Group, Inc 0 .800 08/15/25 351,813
400,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 299,978
1,000,000 Public Service Enterprise Group, Inc 2 .450 11/15/31 778,373

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,585,000 Puget Energy, Inc 3 .650% 05/15/25 $ 1,499,349
1,000,000 Puget Energy, Inc 2 .379 06/15/28 832,027
1,000,000 Puget Energy, Inc 4 .100 06/15/30 881,171
250,000 Puget Sound Energy, Inc 5 .757 10/01/39 246,334
200,000 Puget Sound Energy, Inc 4 .300 05/20/45 163,445
275,000 Puget Sound Energy, Inc 3 .250 09/15/49 185,328
750,000 Puget Sound Energy, Inc 2 .893 09/15/51 478,483
400,000 San Diego Gas & Electric Co 3 .600 09/01/23 395,105
800,000 San Diego Gas & Electric Co 2 .500 05/15/26 733,420
500,000 San Diego Gas & Electric Co 1 .700 10/01/30 385,170
300,000 San Diego Gas & Electric Co 3 .750 06/01/47 224,134
300,000 San Diego Gas & Electric Co 4 .150 05/15/48 240,052
750,000 San Diego Gas & Electric Co 4 .100 06/15/49 595,320
675,000 San Diego Gas & Electric Co 2 .950 08/15/51 438,484
1,000,000 San Diego Gas & Electric Co 3 .700 03/15/52 750,401
1,525,000 Sempra Energy 3 .250 06/15/27 1,391,910
675,000 Sempra Energy 3 .400 02/01/28 610,336
825,000 Sempra Energy 3 .800 02/01/38 643,223
125,000 Sempra Energy 6 .000 10/15/39 121,383
850,000 Sempra Energy 4 .000 02/01/48 633,673
1,380,000 Sempra Energy 4 .125 04/01/52 1,083,300
869,000 Sierra Pacific Power Co 2 .600 05/01/26 802,318
50,000 South Carolina Electric & Gas Co 5 .300 05/15/33 49,720
125,000 South Carolina Electric & Gas Co 5 .450 02/01/41 119,856
800,000 South Carolina Electric & Gas Co 4 .600 06/15/43 692,372
100,000 Southern California Edison Co 3 .400 06/01/23 98,809
500,000 Southern California Edison Co 0 .700 08/01/23 483,520
500,000 Southern California Edison Co 0 .975 08/01/24 463,310
500,000 Southern California Edison Co 3 .700 08/01/25 480,770
1,000,000 Southern California Edison Co 1 .200 02/01/26 880,018
500,000 Southern California Edison Co 4 .700 06/01/27 485,290
750,000 Southern California Edison Co 3 .650 03/01/28 683,684
500,000 Southern California Edison Co 4 .200 03/01/29 462,345
600,000 Southern California Edison Co 2 .850 08/01/29 505,998
1,750,000 Southern California Edison Co 2 .250 06/01/30 1,386,339
1,500,000 Southern California Edison Co 2 .500 06/01/31 1,184,213
1,000,000 Southern California Edison Co 2 .750 02/01/32 792,071
185,000 Southern California Edison Co 6 .050 03/15/39 178,793
300,000 Southern California Edison Co 4 .500 09/01/40 242,531
825,000 Southern California Edison Co 4 .650 10/01/43 677,854
450,000 Southern California Edison Co 3 .600 02/01/45 307,910
1,937,000 Southern California Edison Co 4 .000 04/01/47 1,411,243
1,675,000 Southern California Edison Co 4 .125 03/01/48 1,244,690
1,500,000 Southern California Edison Co 2 .950 02/01/51 912,942
1,000,000 Southern California Edison Co 3 .650 06/01/51 696,108
1,000,000 Southern California Edison Co 3 .450 02/01/52 672,483
200,000 Southern California Gas Co 3 .200 06/15/25 190,180
200,000 Southern California Gas Co 2 .600 06/15/26 183,486
1,000,000 Southern California Gas Co 2 .950 04/15/27 912,906
500,000 Southern California Gas Co 2 .550 02/01/30 420,457
150,000 Southern California Gas Co 3 .750 09/15/42 112,643
500,000 Southern California Gas Co 4 .125 06/01/48 389,655
300,000 Southern California Gas Co 4 .300 01/15/49 241,423
500,000 Southern California Gas Co 3 .950 02/15/50 382,327
2,000,000 Southern Co 5 .113 08/01/27 1,946,631
1,500,000 Southern Co 1 .750 03/15/28 1,225,223
2,500,000 Southern Co 3 .700 04/30/30 2,200,287
400,000 Southern Co 4 .250 07/01/36 337,108
800,000 Southern Co 4 .400 07/01/46 624,646
1,000,000 Southern Co 4 .000 01/15/51 896,200

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,500,000 Southern Co 3 .750% 09/15/51 $ 1,216,335
200,000 Southern Co Gas Capital Corp 2 .450 10/01/23 195,321
400,000 Southern Co Gas Capital Corp 3 .250 06/15/26 370,657
500,000 Southern Co Gas Capital Corp 1 .750 01/15/31 370,629
275,000 Southern Co Gas Capital Corp 4 .400 06/01/43 219,339
100,000 Southern Co Gas Capital Corp 3 .950 10/01/46 73,359
900,000 Southern Co Gas Capital Corp 4 .400 05/30/47 707,596
175,000 Southern Co Gas Capital Corp 3 .150 09/30/51 109,770
200,000 Southern Power Co 4 .150 12/01/25 193,021
950,000 Southern Power Co 0 .900 01/15/26 826,152
300,000 Southern Power Co 4 .950 12/15/46 251,411
150,000 Southwest Gas Corp 3 .700 04/01/28 133,888
100,000 Southwest Gas Corp 2 .200 06/15/30 75,694
1,000,000 Southwest Gas Corp 4 .050 03/15/32 840,084
100,000 Southwest Gas Corp 3 .800 09/29/46 67,234
500,000 Southwest Gas Corp 4 .150 06/01/49 358,573
1,000,000 Southwest Gas Corp 3 .180 08/15/51 610,839
500,000 Southwestern Electric Power Co 2 .750 10/01/26 452,739
675,000 Southwestern Electric Power Co 4 .100 09/15/28 623,170
750,000 Southwestern Electric Power Co 3 .850 02/01/48 546,982
750,000 Southwestern Electric Power Co 3 .250 11/01/51 476,582
600,000 Southwestern Public Service Co 4 .500 08/15/41 516,099
300,000 Southwestern Public Service Co 3 .400 08/15/46 214,502
225,000 Southwestern Public Service Co 3 .700 08/15/47 167,539
200,000 Southwestern Public Service Co 4 .400 11/15/48 166,697
750,000 Southwestern Public Service Co 3 .750 06/15/49 566,709
650,000 Southwestern Public Service Co 3 .150 05/01/50 443,450
1,500,000 Spire Missouri, Inc 3 .300 06/01/51 1,005,775
1,000,000 Tampa Electric Co 2 .400 03/15/31 810,495
100,000 Tampa Electric Co 4 .100 06/15/42 80,994
175,000 Tampa Electric Co 4 .350 05/15/44 143,387
200,000 Tampa Electric Co 4 .300 06/15/48 166,605
200,000 Tampa Electric Co 4 .450 06/15/49 168,521
575,000 Tampa Electric Co 3 .625 06/15/50 419,794
925,000 Tampa Electric Co 3 .450 03/15/51 649,311
300,000 TC PipeLines LP 4 .375 03/13/25 292,821
350,000 TC PipeLines LP 3 .900 05/25/27 327,577
200,000 Tucson Electric Power Co 3 .050 03/15/25 191,542
125,000 Tucson Electric Power Co 1 .500 08/01/30 94,215
500,000 Tucson Electric Power Co 3 .250 05/15/32 418,868
200,000 Tucson Electric Power Co 4 .850 12/01/48 172,028
500,000 Tucson Electric Power Co 4 .000 06/15/50 379,215
2,000,000 Tucson Electric Power Co 3 .250 05/01/51 1,316,525
200,000 Union Electric Co 2 .950 06/15/27 182,338
300,000 Union Electric Co 3 .500 03/15/29 272,851
500,000 Union Electric Co 2 .950 03/15/30 431,728
1,000,000 Union Electric Co 2 .150 03/15/32 772,270
100,000 Union Electric Co 8 .450 03/15/39 121,618
100,000 Union Electric Co 3 .900 09/15/42 80,077
100,000 Union Electric Co 3 .650 04/15/45 74,680
200,000 Union Electric Co 4 .000 04/01/48 157,802
1,000,000 Union Electric Co 3 .250 10/01/49 694,052
675,000 Union Electric Co 2 .625 03/15/51 415,050
125,000 Union Electric Co 3 .900 04/01/52 98,152
100,000 United Utilities plc 6 .875 08/15/28 103,310
500,000 Virginia Electric & Power Co 3 .450 02/15/24 490,670
900,000 Virginia Electric & Power Co 2 .950 11/15/26 829,243
1,750,000 Virginia Electric & Power Co 3 .500 03/15/27 1,639,743
2,000,000 Virginia Electric & Power Co 3 .800 04/01/28 1,876,561
1,000,000 Virginia Electric & Power Co 2 .875 07/15/29 866,785

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 250,000 Virginia Electric & Power Co 4 .650% 08/15/43 $ 215,180
400,000 Virginia Electric & Power Co 4 .450 02/15/44 336,733
200,000 Virginia Electric & Power Co 4 .200 05/15/45 160,175
1,100,000 Virginia Electric & Power Co 4 .000 11/15/46 872,853
700,000 Virginia Electric & Power Co 3 .800 09/15/47 533,449
1,300,000 Virginia Electric & Power Co 4 .600 12/01/48 1,123,217
500,000 Virginia Electric & Power Co 3 .300 12/01/49 350,632
500,000 Virginia Electric and Power Co 3 .750 05/15/27 471,996
1,000,000 Virginia Electric and Power Co 2 .300 11/15/31 792,628
1,000,000 e Virginia Electric and Power Co 2 .400 03/30/32 797,436
500,000 Virginia Electric and Power Co 2 .450 12/15/50 292,605
500,000 Virginia Electric and Power Co 4 .625 05/15/52 432,292
200,000 Washington Gas Light Co 3 .796 09/15/46 151,200
700,000 Washington Gas Light Co 3 .650 09/15/49 513,636
365,000 WEC Energy Group, Inc 3 .550 06/15/25 348,701
1,000,000 WEC Energy Group, Inc 5 .150 10/01/27 990,967
500,000 WEC Energy Group, Inc 1 .375 10/15/27 411,816
500,000 WEC Energy Group, Inc 1 .800 10/15/30 381,533
500,000 Westar Energy, Inc 4 .125 03/01/42 408,621
175,000 Westar Energy, Inc 4 .100 04/01/43 140,657
375,000 Westar Energy, Inc 3 .250 09/01/49 258,272
175,000 Wisconsin Electric Power Co 2 .050 12/15/24 165,303
1,000,000 Wisconsin Electric Power Co 1 .700 06/15/28 836,139
575,000 Wisconsin Electric Power Co 4 .750 09/30/32 554,137
200,000 Wisconsin Electric Power Co 5 .625 05/15/33 203,867
200,000 Wisconsin Electric Power Co 4 .300 10/15/48 164,806
325,000 Wisconsin Power & Light Co 3 .050 10/15/27 296,451
500,000 e Wisconsin Power & Light Co 3 .000 07/01/29 436,166
225,000 Wisconsin Power & Light Co 3 .650 04/01/50 164,194
1,000,000 Wisconsin Power and Light Co 1 .950 09/16/31 781,978
500,000 Wisconsin Power and Light Co 3 .950 09/01/32 451,795
200,000 Wisconsin Public Service Corp 4 .752 11/01/44 173,490
300,000 Wisconsin Public Service Corp 3 .300 09/01/49 210,066
550,000 Wisconsin Public Service Corp 2 .850 12/01/51 352,837
750,000 Xcel Energy, Inc 3 .350 12/01/26 695,611
1,000,000 Xcel Energy, Inc 1 .750 03/15/27 864,014
900,000 e Xcel Energy, Inc 4 .000 06/15/28 843,022
1,000,000 e Xcel Energy, Inc 2 .350 11/15/31 773,357
200,000 Xcel Energy, Inc 4 .800 09/15/41 173,164
500,000 Xcel Energy, Inc 3 .500 12/01/49 357,957
1,000,000 Yale Haven Health Services Corp 2 .496 07/01/50 591,210
TOTAL UTILITIES 391,361,356
TOTAL CORPORATE BONDS 4,568,333,313
(Cost $5,475,878,113)
GOVERNMENT BONDS - 72 .7%
AGENCY SECURITIES - 1 .3%
3,000,000 Federal Farm Credit Bank (FFCB) 0 .125 11/23/22 2,986,829
10,000,000 FFCB 0 .300 09/01/23 9,635,268
1,145,000 FFCB 3 .500 12/20/23 1,134,870
1,670,000 FFCB 0 .250 02/26/24 1,579,375
7,500,000 FFCB 2 .625 05/16/24 7,312,441
1,500,000 FFCB 3 .375 08/26/24 1,473,908
10,000,000 FFCB 4 .250 09/26/24 9,988,543
1,750,000 FFCB 1 .125 01/06/25 1,629,508
4,000,000 FFCB 1 .750 02/14/25 3,768,401
5,000,000 FFCB 1 .650 07/23/35 3,565,388
3,200,000 Federal Home Loan Bank (FHLB) 0 .125 06/02/23 3,114,656
5,500,000 FHLB 0 .500 11/09/23 5,276,228

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 4,000,000 FHLB 2 .750% 06/28/24 $ 3,891,735
615,000 FHLB 3 .000 07/08/24 601,299
10,000,000 e FHLB 0 .500 04/14/25 9,077,059
2,000,000 e FHLB 0 .375 09/04/25 1,793,366
13,875,000 FHLB 3 .250 11/16/28 13,239,041
3,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 2,933,330
12,625,000 FHLMC 2 .750 06/19/23 12,487,730
7,000,000 FHLMC 0 .250 08/24/23 6,757,148
3,250,000 FHLMC 0 .250 09/08/23 3,129,007
6,750,000 FHLMC 0 .125 10/16/23 6,466,365
4,000,000 FHLMC 0 .250 11/06/23 3,824,880
3,782,000 FHLMC 0 .250 12/04/23 3,608,448
10,000,000 FHLMC 1 .500 02/12/25 9,371,643
6,000,000 FHLMC 0 .375 07/21/25 5,382,912
5,000,000 FHLMC 0 .375 09/23/25 4,459,280
10,000,000 Federal National Mortgage Association (FNMA) 2 .375 01/19/23 9,958,466
5,250,000 FNMA 0 .250 07/10/23 5,092,891
1,000,000 FNMA 2 .875 09/12/23 985,672
3,000,000 e FNMA 0 .250 11/27/23 2,866,054
2,500,000 FNMA 2 .500 02/05/24 2,439,331
5,000,000 FNMA 1 .750 07/02/24 4,787,104
13,700,000 FNMA 2 .625 09/06/24 13,287,990
3,000,000 FNMA 1 .625 01/07/25 2,830,376
4,000,000 FNMA 0 .625 04/22/25 3,645,102
10,000,000 FNMA 0 .375 08/25/25 8,941,504
4,500,000 FNMA 0 .500 11/07/25 4,007,409
4,000,000 FNMA 1 .875 09/24/26 3,655,524
3,000,000 e FNMA 0 .750 10/08/27 2,550,245
10,000,000 FNMA 0 .875 08/05/30 7,821,428
5,000,000 FNMA 6 .625 11/15/30 5,839,322
1,000,000 FNMA 5 .625 07/15/37 1,128,121
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 1,250,049
800,000 Israel Government AID International Bond 5 .500 09/18/23 807,493
300,000 Israel Government AID International Bond 5 .500 04/26/24 304,030
400,000 Private Export Funding Corp (PEFCO) 2 .050 11/15/22 399,317
250,000 PEFCO 1 .750 11/15/24 234,663
200,000 PEFCO 3 .250 06/15/25 192,549
3,000,000 PEFCO 1 .400 07/15/28 2,548,424
750,000 Tennessee Valley Authority (TVA) 2 .875 09/15/24 728,828
2,000,000 TVA 0 .750 05/15/25 1,823,141
1,425,000 TVA 2 .875 02/01/27 1,353,972
5,000,000 TVA 1 .500 09/15/31 3,993,691
500,000 TVA 5 .880 04/01/36 558,012
500,000 TVA 5 .500 06/15/38 544,217
4,300,000 TVA 3 .500 12/15/42 3,607,254
750,000 TVA 4 .250 09/15/52 676,647
1,750,000 TVA 4 .625 09/15/60 1,711,181
300,000 TVA 4 .250 09/15/65 267,553
TOTAL AGENCY SECURITIES 239,326,218
FOREIGN GOVERNMENT BONDS - 3 .2%
5,000,000 African Development Bank 0 .875 03/23/26 4,434,850
3,000,000 African Development Bank 0 .875 07/22/26 2,637,455
2,250,000 Asian Development Bank 1 .625 01/24/23 2,234,329
2,250,000 Asian Development Bank 0 .250 07/14/23 2,179,395
2,000,000 Asian Development Bank 0 .250 10/06/23 1,920,820
2,200,000 Asian Development Bank 2 .625 01/30/24 2,151,293
1,220,000 Asian Development Bank 0 .625 10/08/24 1,133,172
2,000,000 e Asian Development Bank 1 .500 10/18/24 1,889,979
500,000 Asian Development Bank 2 .000 01/22/25 473,890

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,000,000 Asian Development Bank 2 .875% 05/06/25 $ 2,889,480
6,000,000 Asian Development Bank 0 .375 09/03/25 5,337,682
3,000,000 Asian Development Bank 0 .500 02/04/26 2,640,836
5,000,000 e Asian Development Bank 1 .000 04/14/26 4,454,250
1,500,000 Asian Development Bank 2 .000 04/24/26 1,383,615
1,000,000 Asian Development Bank 2 .625 01/12/27 938,396
6,000,000 Asian Development Bank 1 .500 01/20/27 5,362,723
500,000 Asian Development Bank 2 .375 08/10/27 459,730
500,000 Asian Development Bank 2 .500 11/02/27 460,375
1,000,000 Asian Development Bank 2 .750 01/19/28 929,030
2,500,000 Asian Development Bank 1 .250 06/09/28 2,124,921
75,000 Asian Development Bank 5 .820 06/16/28 80,705
2,575,000 Asian Development Bank 3 .125 09/26/28 2,417,355
2,000,000 Asian Development Bank 1 .750 09/19/29 1,715,698
3,500,000 Asian Development Bank 1 .875 01/24/30 3,005,823
1,000,000 Asian Development Bank 0 .750 10/08/30 774,090
3,000,000 e Asian Development Bank 1 .500 03/04/31 2,462,765
500,000 Asian Development Bank 3 .125 04/27/32 464,360
2,400,000 Asian Development Bank 3 .875 09/28/32 2,347,948
3,000,000 Asian Infrastructure Investment Bank 0 .500 10/30/24 2,767,201
3,000,000 Asian Infrastructure Investment Bank 0 .500 05/28/25 2,699,632
3,000,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 2,622,865
2,000,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 1,940,652
2,000,000 Canada Government International Bond 2 .000 11/15/22 1,995,480
3,000,000 Canada Government International Bond 1 .625 01/22/25 2,824,529
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,802,717
3,500,000 Canada Government International Bond 0 .750 05/19/26 3,081,365
600,000 Chile Government International Bond 2 .750 01/31/27 540,264
1,715,000 Chile Government International Bond 3 .240 02/06/28 1,543,678
2,500,000 e Chile Government International Bond 2 .450 01/31/31 1,999,804
3,500,000 e Chile Government International Bond 2 .550 01/27/32 2,745,328
1,000,000 e Chile Government International Bond 2 .550 07/27/33 748,584
600,000 Chile Government International Bond 3 .500 01/31/34 489,163
1,700,000 Chile Government International Bond 3 .100 05/07/41 1,151,843
1,000,000 Chile Government International Bond 4 .340 03/07/42 792,485
2,613,000 Chile Government International Bond 3 .500 01/25/50 1,774,895
1,000,000 Chile Government International Bond 4 .000 01/31/52 729,286
1,500,000 Chile Government International Bond 3 .500 04/15/53 991,314
2,500,000 Chile Government International Bond 3 .100 01/22/61 1,448,538
750,000 Chile Government International Bond 3 .250 09/21/71 427,607
750,000 Corp Andina de Fomento 2 .750 01/06/23 746,220
1,000,000 Corp Andina de Fomento 2 .375 05/12/23 987,000
750,000 Corp Andina de Fomento 3 .750 11/23/23 739,198
1,125,000 Corp Andina de Fomento 1 .250 10/26/24 1,043,603
1,000,000 e Corp Andina de Fomento 1 .625 09/23/25 906,970
1,480,000 Council of Europe Development Bank 1 .375 02/27/25 1,379,108
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,448,037
2,000,000 Council Of Europe Development Bank 0 .875 09/22/26 1,747,019
2,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 1,896,834
3,000,000 European Bank for Reconstruction & Development 0 .500 11/25/25 2,654,047
2,000,000 e European Bank for Reconstruction & Development 0 .500 01/28/26 1,760,363
4,000,000 European Investment Bank 2 .250 06/24/24 3,864,982
5,000,000 European Investment Bank 0 .375 07/24/24 4,659,529
1,500,000 e European Investment Bank 2 .500 10/15/24 1,447,051
3,250,000 European Investment Bank 1 .625 03/14/25 3,047,714
3,500,000 European Investment Bank 0 .625 07/25/25 3,157,945
5,000,000 European Investment Bank 2 .750 08/15/25 4,785,300
3,000,000 European Investment Bank 0 .375 12/15/25 2,648,262
3,500,000 European Investment Bank 0 .375 03/26/26 3,058,300
2,760,000 European Investment Bank 0 .750 10/26/26 2,397,537

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 7,000,000 e European Investment Bank 1 .375% 03/15/27 $ 6,202,357
400,000 European Investment Bank 2 .375 05/24/27 369,740
250,000 European Investment Bank 0 .625 10/21/27 209,847
1,310,000 European Investment Bank 3 .250 11/15/27 1,253,894
550,000 European Investment Bank 1 .625 10/09/29 468,814
1,000,000 European Investment Bank 0 .875 05/17/30 790,770
2,000,000 European Investment Bank 0 .750 09/23/30 1,554,896
2,500,000 e European Investment Bank 1 .250 02/14/31 2,026,375
1,705,000 European Investment Bank 4 .875 02/15/36 1,828,031
1,300,000 Export Development Canada 2 .625 02/21/24 1,268,827
4,000,000 Export Development Canada 3 .375 08/26/25 3,885,280
3,250,000 Export-Import Bank of Korea 3 .000 11/01/22 3,246,490
1,375,000 Export-Import Bank of Korea 3 .625 11/27/23 1,359,372
500,000 Export-Import Bank of Korea 4 .000 01/14/24 495,484
750,000 Export-Import Bank of Korea 2 .875 01/21/25 716,635
750,000 Export-Import Bank of Korea 1 .875 02/12/25 701,798
1,000,000 Export-Import Bank of Korea 0 .750 09/21/25 888,396
250,000 Export-Import Bank of Korea 3 .250 11/10/25 237,989
1,000,000 Export-Import Bank of Korea 0 .625 02/09/26 876,058
500,000 Export-Import Bank of Korea 2 .625 05/26/26 462,754
500,000 Export-Import Bank of Korea 3 .250 08/12/26 471,884
750,000 Export-Import Bank of Korea 1 .125 12/29/26 645,464
1,000,000 Export-Import Bank of Korea 1 .625 01/18/27 874,155
500,000 Export-Import Bank of Korea 2 .375 04/21/27 447,978
1,000,000 Export-Import Bank of Korea 4 .250 09/15/27 966,704
1,000,000 Export-Import Bank of Korea 1 .250 09/21/30 772,309
1,000,000 Export-Import Bank of Korea 1 .375 02/09/31 771,372
1,000,000 Export-Import Bank of Korea 2 .125 01/18/32 797,853
485,000 Export-Import Bank of Korea 4 .500 09/15/32 466,494
1,000,000 Export-Import Bank of Korea 2 .500 06/29/41 724,592
100,000 Finland Government International Bond 6 .950 02/15/26 106,845
1,250,000 Hungary Government International Bond 7 .625 03/29/41 1,231,774
200,000 Hydro Quebec 8 .500 12/01/29 245,384
750,000 Indonesia Government International Bond 2 .950 01/11/23 747,009
1,000,000 Indonesia Government International Bond 4 .150 09/20/27 950,976
750,000 Indonesia Government International Bond 3 .500 01/11/28 678,338
900,000 Indonesia Government International Bond 4 .750 02/11/29 858,579
1,250,000 Indonesia Government International Bond 3 .400 09/18/29 1,091,810
1,000,000 Indonesia Government International Bond 2 .850 02/14/30 851,807
675,000 Indonesia Government International Bond 3 .850 10/15/30 605,234
1,500,000 Indonesia Government International Bond 1 .850 03/12/31 1,146,536
1,500,000 Indonesia Government International Bond 2 .150 07/28/31 1,162,266
300,000 Indonesia Government International Bond 3 .550 03/31/32 258,714
1,000,000 Indonesia Government International Bond 4 .650 09/20/32 939,597
875,000 Indonesia Government International Bond 4 .350 01/11/48 683,304
1,125,000 Indonesia Government International Bond 5 .350 02/11/49 989,911
1,000,000 e Indonesia Government International Bond 3 .700 10/30/49 714,475
1,000,000 Indonesia Government International Bond 3 .500 02/14/50 690,116
2,000,000 Indonesia Government International Bond 4 .200 10/15/50 1,528,613
2,000,000 e Indonesia Government International Bond 3 .050 03/12/51 1,312,901
485,000 Indonesia Government International Bond 4 .300 03/31/52 375,582
500,000 Indonesia Government International Bond 5 .450 09/20/52 461,265
1,000,000 e Indonesia Government International Bond 3 .200 09/23/61 618,436
500,000 Indonesia Government International Bond 4 .450 04/15/70 379,285
1,750,000 Indonesia Government International Bond 3 .350 03/12/71 1,064,592
1,500,000 Inter-American Development Bank 0 .250 11/15/23 1,437,361
1,500,000 Inter-American Development Bank 2 .625 01/16/24 1,467,100
500,000 Inter-American Development Bank 2 .125 01/15/25 475,800
5,000,000 Inter-American Development Bank 1 .750 03/14/25 4,696,350
10,000,000 Inter-American Development Bank 0 .625 07/15/25 9,021,356

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 4,000,000 Inter-American Development Bank 0 .875% 04/20/26 $ 3,545,240
1,500,000 Inter-American Development Bank 2 .000 06/02/26 1,381,020
1,500,000 Inter-American Development Bank 2 .000 07/23/26 1,378,275
5,000,000 Inter-American Development Bank 1 .500 01/13/27 4,470,643
1,000,000 Inter-American Development Bank 2 .375 07/07/27 920,669
2,000,000 e Inter-American Development Bank 0 .625 09/16/27 1,679,880
4,000,000 Inter-American Development Bank 1 .125 07/20/28 3,368,400
2,000,000 Inter-American Development Bank 3 .125 09/18/28 1,882,279
3,000,000 Inter-American Development Bank 2 .250 06/18/29 2,668,440
2,000,000 Inter-American Development Bank 3 .500 09/14/29 1,920,166
3,000,000 Inter-American Development Bank 1 .125 01/13/31 2,390,941
1,450,000 Inter-American Development Bank 3 .200 08/07/42 1,222,214
300,000 Inter-American Development Bank 4 .375 01/24/44 298,915
2,000,000 Inter-American Investment Corp 2 .625 04/22/25 1,911,128
5,400,000 International Bank for Reconstruction & Development 7 .625 01/19/23 5,456,489
2,000,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,897,684
1,600,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,540,736
5,000,000 International Bank for Reconstruction & Development 1 .625 01/15/25 4,704,203
6,000,000 International Bank for Reconstruction & Development 0 .375 07/28/25 5,370,302
4,500,000 International Bank for Reconstruction & Development 2 .500 07/29/25 4,278,879
5,500,000 International Bank for Reconstruction & Development 0 .500 10/28/25 4,892,789
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 482,080
7,000,000 International Bank for Reconstruction & Development 0 .875 07/15/26 6,160,770
2,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 1,682,060
6,000,000 International Bank for Reconstruction & Development 3 .625 09/21/29 5,833,041
2,000,000 International Bank for Reconstruction & Development 1 .750 10/23/29 1,716,824
5,000,000 International Bank for Reconstruction & Development 0 .875 05/14/30 3,946,300
3,000,000 International Bank for Reconstruction & Development 0 .750 08/26/30 2,322,780
5,000,000 International Bank for Reconstruction & Development 1 .250 02/10/31 4,026,554
5,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 4,104,466
5,000,000 e International Bank for Reconstruction & Development 2 .500 03/29/32 4,404,937
834,000 International Bank for Reconstruction & Development 4 .750 02/15/35 878,190
1,300,000 International Finance Corp 2 .875 07/31/23 1,283,592
2,500,000 International Finance Corp 0 .375 07/16/25 2,241,200
5,000,000 International Finance Corp 0 .750 08/27/30 3,912,848
300,000 Israel Government International Bond 3 .150 06/30/23 295,883
1,000,000 Israel Government International Bond 2 .875 03/16/26 945,173
975,000 Israel Government International Bond 3 .250 01/17/28 917,187
600,000 Israel Government International Bond 2 .750 07/03/30 530,629
1,500,000 Israel Government International Bond 4 .500 01/30/43 1,370,207
200,000 Israel Government International Bond 4 .125 01/17/48 170,080
1,800,000 Israel Government International Bond 3 .875 07/03/50 1,447,943
300,000 Israel Government International Bond 4 .500 04/03/20 243,112
300,000 Japan Bank for International Cooperation 2 .375 11/16/22 299,622
1,000,000 Japan Bank for International Cooperation 0 .375 09/15/23 960,730
4,250,000 Japan Bank for International Cooperation 3 .375 10/31/23 4,193,357
2,300,000 Japan Bank for International Cooperation 2 .500 05/23/24 2,225,152
720,000 Japan Bank for International Cooperation 1 .750 10/17/24 681,171
500,000 e Japan Bank for International Cooperation 2 .125 02/10/25 472,258
1,200,000 Japan Bank for International Cooperation 2 .875 04/14/25 1,149,762
3,000,000 Japan Bank for International Cooperation 0 .625 07/15/25 2,684,827
5,750,000 Japan Bank for International Cooperation 2 .750 01/21/26 5,419,541
400,000 Japan Bank for International Cooperation 2 .375 04/20/26 370,586
1,500,000 Japan Bank for International Cooperation 1 .875 07/21/26 1,352,032
1,000,000 Japan Bank for International Cooperation 2 .875 06/01/27 929,572
750,000 Japan Bank for International Cooperation 2 .875 07/21/27 694,006
300,000 Japan Bank for International Cooperation 2 .750 11/16/27 274,639
750,000 Japan Bank for International Cooperation 3 .500 10/31/28 704,988
2,000,000 Japan Bank for International Cooperation 2 .125 02/16/29 1,726,215
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 851,820

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,500,000 Japan Bank for International Cooperation 1 .250% 01/21/31 $ 1,176,726
3,000,000 Japan Bank for International Cooperation 1 .875 04/15/31 2,455,580
350,000 Japan International Cooperation Agency 2 .125 10/20/26 317,257
1,900,000 Japan International Cooperation Agency 3 .250 05/25/27 1,789,217
700,000 Japan International Cooperation Agency 3 .375 06/12/28 657,296
2,000,000 Japan International Cooperation Agency 1 .000 07/22/30 1,541,680
1,500,000 Japan International Cooperation Agency 1 .750 04/28/31 1,220,016
500,000 Korea Development Bank 2 .750 03/19/23 496,085
950,000 Korea Development Bank 0 .500 10/27/23 910,624
500,000 Korea Development Bank 3 .750 01/22/24 494,718
700,000 Korea Development Bank 3 .250 02/19/24 687,028
500,000 Korea Development Bank 0 .400 06/19/24 465,322
1,000,000 Korea Development Bank 2 .125 10/01/24 951,380
750,000 Korea Development Bank 1 .750 02/18/25 699,218
200,000 Korea Development Bank 3 .375 09/16/25 192,300
400,000 Korea Development Bank 3 .000 01/13/26 380,588
1,000,000 Korea Development Bank 0 .800 04/27/26 869,980
1,000,000 Korea Development Bank 0 .800 07/19/26 866,680
1,000,000 Korea Development Bank 1 .000 09/09/26 868,210
250,000 Korea Development Bank 2 .000 09/12/26 225,880
1,000,000 Korea Development Bank 2 .250 02/24/27 900,021
1,000,000 Korea Development Bank 1 .625 01/19/31 789,750
500,000 Korea Government International Bond 3 .875 09/11/23 496,995
1,500,000 e Korea Government International Bond 2 .750 01/19/27 1,400,640
1,400,000 Korea Government International Bond 4 .125 06/10/44 1,325,160
500,000 Korea Government International Bond 3 .875 09/20/48 449,945
3,000,000 Kreditanstalt fuer Wiederaufbau 0 .250 10/19/23 2,876,880
3,000,000 Kreditanstalt fuer Wiederaufbau 2 .625 02/28/24 2,929,556
6,100,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 5,757,298
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .500 09/20/24 4,642,193
2,000,000 Kreditanstalt fuer Wiederaufbau 2 .500 11/20/24 1,925,649
5,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 4,657,597
7,000,000 Kreditanstalt fuer Wiederaufbau 2 .000 05/02/25 6,594,316
4,500,000 Kreditanstalt fuer Wiederaufbau 0 .625 01/22/26 3,989,160
3,219,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 2,828,963
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 2,850,330
7,750,000 Kreditanstalt fuer Wiederaufbau 2 .875 04/03/28 7,246,715
1,000,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 860,172
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 3,886,509
500,000 Landwirtschaftliche Rentenbank 2 .000 01/13/25 474,658
2,000,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,807,660
750,000 Landwirtschaftliche Rentenbank 2 .375 06/10/25 711,521
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 909,425
125,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 114,658
4,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 3,143,727
18,964,000 Mexico Government International Bond 2 .659 05/24/31 14,539,396
10,635,000 Mexico Government International Bond 4 .875 05/19/33 9,348,004
2,000,000 Mexico Government International Bond 3 .500 02/12/34 1,519,726
9,053,000 Mexico Government International Bond 4 .280 08/14/41 6,584,584
1,000,000 Mexico Government International Bond 5 .000 04/27/51 768,047
5,934,000 Mexico Government International Bond 4 .400 02/12/52 4,086,248
2,936,000 Mexico Government International Bond 3 .771 05/24/61 1,731,971
3,000,000 Mexico Government International Bond 3 .750 04/19/71 1,740,563
950,000 Mexico Government International Bond 5 .750 10/12/10 733,171
500,000 Nordic Investment Bank 2 .875 07/19/23 494,095
2,000,000 Nordic Investment Bank 0 .375 09/11/25 1,781,180
1,500,000 Nordic Investment Bank 0 .500 01/21/26 1,332,507
1,000,000 Nordic Investment Bank 3 .375 09/08/27 967,243
606,000 North American Development Bank 2 .400 10/26/22 605,564
850,000 Panama Government International Bond 4 .000 09/22/24 829,307

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Panama Government International Bond 3 .750% 03/16/25 $ 961,359
300,000 Panama Government International Bond 7 .125 01/29/26 315,414
2,000,000 Panama Government International Bond 3 .875 03/17/28 1,817,262
1,450,000 Panama Government International Bond 3 .160 01/23/30 1,181,861
2,500,000 Panama Government International Bond 2 .252 09/29/32 1,758,647
2,500,000 e Panama Government International Bond 3 .298 01/19/33 1,928,650
692,000 Panama Government International Bond 6 .700 01/26/36 679,774
750,000 Panama Government International Bond 4 .500 05/15/47 533,679
2,250,000 Panama Government International Bond 4 .500 04/16/50 1,567,560
1,450,000 Panama Government International Bond 4 .300 04/29/53 966,934
1,500,000 Panama Government International Bond 4 .500 04/01/56 1,012,085
3,500,000 Panama Government International Bond 3 .870 07/23/60 2,077,384
1,250,000 Panama Government International Bond 4 .500 01/19/63 824,363
400,000 Peruvian Government International Bond 2 .392 01/23/26 362,731
5,000,000 Peruvian Government International Bond 2 .844 06/20/30 4,097,773
2,500,000 Peruvian Government International Bond 2 .783 01/23/31 1,979,471
1,500,000 Peruvian Government International Bond 1 .862 12/01/32 1,052,850
990,000 Peruvian Government International Bond 3 .000 01/15/34 743,348
1,100,000 Peruvian Government International Bond 6 .550 03/14/37 1,126,411
1,000,000 Peruvian Government International Bond 3 .300 03/11/41 689,666
1,850,000 e Peruvian Government International Bond 5 .625 11/18/50 1,742,455
2,000,000 Peruvian Government International Bond 3 .550 03/10/51 1,337,433
1,500,000 Peruvian Government International Bond 2 .780 12/01/60 812,827
1,500,000 Peruvian Government International Bond 3 .600 01/15/72 904,455
1,000,000 Peruvian Government International Bond 3 .230 07/28/21 540,825
225,000 Philippine Government International Bond 4 .200 01/21/24 221,353
1,000,000 Philippine Government International Bond 3 .229 03/29/27 929,341
2,219,000 Philippine Government International Bond 3 .000 02/01/28 2,002,314
3,375,000 Philippine Government International Bond 3 .750 01/14/29 3,122,096
1,500,000 Philippine Government International Bond 2 .457 05/05/30 1,243,426
2,000,000 Philippine Government International Bond 1 .648 06/10/31 1,503,908
2,000,000 Philippine Government International Bond 1 .950 01/06/32 1,524,252
1,000,000 Philippine Government International Bond 3 .556 09/29/32 862,263
4,083,000 Philippine Government International Bond 3 .950 01/20/40 3,229,408
300,000 Philippine Government International Bond 3 .700 03/01/41 227,510
3,793,000 Philippine Government International Bond 3 .700 02/02/42 2,875,731
1,500,000 Philippine Government International Bond 2 .950 05/05/45 958,281
1,500,000 Philippine Government International Bond 2 .650 12/10/45 919,844
1,500,000 Philippine Government International Bond 3 .200 07/06/46 994,933
325,000 k Philippine Government International Bond 4 .200 03/29/47 251,388
1,000,000 Poland Government International Bond 4 .000 01/22/24 984,974
2,725,000 Poland Government International Bond 3 .250 04/06/26 2,563,929
750,000 Province of Alberta Canada 3 .350 11/01/23 741,437
775,000 Province of Alberta Canada 2 .950 01/23/24 759,699
1,500,000 Province of Alberta Canada 1 .875 11/13/24 1,420,788
1,000,000 Province of Alberta Canada 1 .000 05/20/25 912,740
925,000 Province of Alberta Canada 3 .300 03/15/28 871,146
2,000,000 e Province of Alberta Canada 1 .300 07/22/30 1,584,600
2,000,000 Province of British Columbia Canada 1 .750 09/27/24 1,899,479
850,000 Province of British Columbia Canada 2 .250 06/02/26 786,564
1,500,000 Province of British Columbia Canada 0 .900 07/20/26 1,312,710
1,500,000 Province of British Columbia Canada 1 .300 01/29/31 1,185,255
1,000,000 Province of Manitoba Canada 2 .600 04/16/24 972,181
1,300,000 Province of Manitoba Canada 3 .050 05/14/24 1,270,832
500,000 Province of Manitoba Canada 2 .125 06/22/26 457,870
1,500,000 Province of Manitoba Canada 1 .500 10/25/28 1,261,513
500,000 Province of New Brunswick Canada 3 .625 02/24/28 482,530
500,000 Province of Ontario Canada 3 .400 10/17/23 494,430
1,000,000 Province of Ontario Canada 3 .050 01/29/24 981,367
1,500,000 Province of Ontario Canada 3 .200 05/16/24 1,469,930

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,000,000 Province of Ontario Canada 0 .625% 01/21/26 $ 1,758,656
1,500,000 Province of Ontario Canada 1 .050 04/14/26 1,329,047
1,000,000 Province of Ontario Canada 2 .500 04/27/26 931,685
1,000,000 Province of Ontario Canada 2 .300 06/15/26 919,701
1,000,000 Province of Ontario Canada 3 .100 05/19/27 942,152
1,000,000 Province of Ontario Canada 1 .050 05/21/27 857,655
2,000,000 e Province of Ontario Canada 2 .000 10/02/29 1,710,000
1,000,000 Province of Ontario Canada 1 .125 10/07/30 778,172
3,000,000 Province of Ontario Canada 1 .600 02/25/31 2,415,780
1,500,000 Province of Ontario Canada 1 .800 10/14/31 1,216,376
3,000,000 Province of Ontario Canada 2 .125 01/21/32 2,481,919
200,000 Province of Quebec Canada 7 .125 02/09/24 206,536
500,000 Province of Quebec Canada 2 .875 10/16/24 484,496
2,500,000 Province of Quebec Canada 1 .500 02/11/25 2,333,404
2,000,000 Province of Quebec Canada 0 .600 07/23/25 1,797,180
3,500,000 Province of Quebec Canada 2 .500 04/20/26 3,262,259
500,000 Province of Quebec Canada 2 .750 04/12/27 467,731
201,000 Province of Quebec Canada 7 .500 09/15/29 237,532
1,500,000 Province of Quebec Canada 1 .350 05/28/30 1,206,810
3,000,000 Province of Quebec Canada 1 .900 04/21/31 2,483,700
1,000,000 Province of Saskatchewan Canada 3 .250 06/08/27 947,853
1,600,000 Republic of Italy Government International Bond 6 .875 09/27/23 1,618,917
3,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 2,784,927
2,000,000 Republic of Italy Government International Bond 2 .375 10/17/24 1,874,750
3,000,000 Republic of Italy Government International Bond 1 .250 02/17/26 2,565,964
1,500,000 Republic of Italy Government International Bond 2 .875 10/17/29 1,224,800
1,599,000 Republic of Italy Government International Bond 5 .375 06/15/33 1,496,242
2,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 1,421,037
3,000,000 Republic of Italy Government International Bond 3 .875 05/06/51 2,028,154
2,000,000 State of Israel 2 .500 01/15/30 1,743,887
2,050,000 State of Israel 3 .375 01/15/50 1,514,865
870,000 Svensk Exportkredit AB 1 .750 12/12/23 843,269
2,000,000 Svensk Exportkredit AB 0 .375 07/30/24 1,860,036
500,000 Svensk Exportkredit AB 3 .625 09/03/24 492,128
1,000,000 Svensk Exportkredit AB 0 .625 05/14/25 905,020
3,000,000 Svensk Exportkredit AB 0 .500 08/26/25 2,675,424
7,374,716 Uruguay Government International Bond 4 .375 01/23/31 7,054,301
500,000 Uruguay Government International Bond 4 .125 11/20/45 430,936
2,063,907 Uruguay Government International Bond 5 .100 06/18/50 1,886,383
2,425,000 Uruguay Government International Bond 4 .975 04/20/55 2,164,720
TOTAL FOREIGN GOVERNMENT BONDS 610,003,100
MORTGAGE BACKED - 27 .6%
5,242 i Federal Home Loan Mortgage Corp (FHLMC) DGS1 + 2.250% 3 .053 04/01/35 5,188
1,205 i FHLMC DGS1 + 2.125% 2 .250 10/01/35 1,179
15,003 i FHLMC DGS1 + 2.255% 2 .380 02/01/36 15,143
5,530 i FHLMC LIBOR 12 M + 1.827% 3 .451 07/01/36 5,651
20,793 i FHLMC LIBOR 6 M + 1.595% 2 .344 09/01/36 20,386
18,763 i FHLMC DGS1 + 2.248% 2 .538 09/01/36 18,611
15,474 i FHLMC LIBOR 6 M + 1.755% 3 .889 09/01/36 15,829
8,510 i FHLMC DGS1 + 2.250% 2 .584 01/01/37 8,687
1,376 i FHLMC LIBOR 12 M + 1.765% 2 .227 02/01/37 1,360
911 i FHLMC DGS1 + 2.250% 2 .543 02/01/37 929
68,224 i FHLMC LIBOR 12 M + 1.837% 2 .259 03/01/37 69,013
9,589,975 FHLMC 1 .500 04/01/37 8,232,511
62,475 i FHLMC DGS1 + 2.250% 2 .420 04/01/37 63,490
18,689 i FHLMC LIBOR 12 M + 1.615% 2 .967 04/01/37 18,559
14,484,053 FHLMC 2 .000 05/01/37 12,776,653
5,114 i FHLMC LIBOR 12 M + 2.097% 3 .159 05/01/37 5,054
14,375 i FHLMC DGS1 + 2.248% 2 .789 06/01/37 14,048

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,333 i FHLMC LIBOR 12 M + 1.750% 4 .000% 06/01/37 $ 1,322
27,202 i FHLMC LIBOR 6 M + 1.270% 3 .248 08/01/37 27,073
2,660 i FHLMC LIBOR 6 M + 1.520% 2 .803 09/01/37 2,633
5,746 i FHLMC LIBOR 12 M + 0.905% 3 .155 09/01/37 5,692
192 i FHLMC LIBOR 12 M + 1.795% 4 .045 09/01/37 189
20,260 i FHLMC LIBOR 12 M + 2.055% 3 .430 04/01/38 20,637
5,242 i FHLMC LIBOR 12 M + 2.004% 3 .230 06/01/38 5,197
1,883 i FHLMC LIBOR 12 M + 1.625% 3 .875 07/01/38 1,910
3,158 i FHLMC LIBOR 12 M + 1.861% 4 .111 06/01/40 3,116
3,946 i FHLMC LIBOR 12 M + 1.880% 4 .130 07/01/40 3,896
6,801 i FHLMC LIBOR 12 M + 1.887% 2 .217 01/01/41 6,736
2,868 i FHLMC LIBOR 12 M + 1.880% 3 .255 05/01/41 2,842
81,700 i FHLMC LIBOR 12 M + 1.859% 2 .597 08/01/41 80,893
49,081 i FHLMC LIBOR 12 M + 1.750% 2 .962 09/01/41 49,706
9,130 i FHLMC LIBOR 12 M + 1.860% 2 .110 10/01/41 9,238
12,770,255 FHLMC 3 .000 11/01/49 11,309,167
13,809,873 FHLMC 3 .000 11/01/49 12,214,663
26,287,282 FHLMC 3 .000 02/01/50 23,255,678
18,412,297 FHLMC 3 .500 04/01/50 16,744,888
9,374,455 FHLMC 3 .500 07/01/50 8,517,785
2 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 10/01/22 2
4 FGLMC 6 .000 11/01/22 4
1,587 FGLMC 5 .000 04/01/23 1,594
97 FGLMC 4 .500 05/01/23 95
1,909 FGLMC 5 .000 05/01/23 1,874
609 FGLMC 5 .000 10/01/23 612
441 FGLMC 5 .500 10/01/23 439
925 FGLMC 5 .000 11/01/23 905
2,113 FGLMC 5 .000 03/01/24 2,066
430 FGLMC 4 .500 04/01/24 423
216 FGLMC 4 .500 05/01/24 213
1,606 FGLMC 4 .500 06/01/24 1,582
15,110 FGLMC 4 .000 07/01/24 14,636
7,197 FGLMC 4 .000 07/01/24 6,971
805 FGLMC 5 .500 07/01/24 804
12,266 FGLMC 4 .000 08/01/24 11,881
2,535 FGLMC 4 .500 09/01/24 2,497
1,398 FGLMC 4 .500 09/01/24 1,377
714 FGLMC 4 .500 09/01/24 703
945 FGLMC 5 .500 09/01/24 941
20,056 FGLMC 4 .000 10/01/24 19,423
582 FGLMC 4 .500 10/01/24 573
2,374 FGLMC 4 .500 10/01/24 2,271
619 FGLMC 4 .500 11/01/24 610
4,296 FGLMC 4 .500 12/01/24 4,231
987 FGLMC 4 .500 02/01/25 972
30,928 FGLMC 4 .000 03/01/25 29,945
939 FGLMC 4 .500 06/01/25 925
2,244 FGLMC 4 .500 07/01/25 2,210
53,286 FGLMC 3 .500 10/01/25 50,677
19,012 FGLMC 4 .000 10/01/25 18,410
85,749 FGLMC 3 .500 11/01/25 81,498
49,837 FGLMC 3 .500 11/01/25 47,350
24,214 FGLMC 3 .500 12/01/25 23,036
13,580 FGLMC 3 .000 01/01/26 13,271
191,540 FGLMC 3 .500 01/01/26 181,980
15,119 FGLMC 4 .000 04/01/26 14,674
33,478 FGLMC 4 .000 05/01/26 32,445
8,098 FGLMC 5 .500 07/01/26 8,066
76,078 FGLMC 4 .000 08/01/26 73,712

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 838 FGLMC 6 .000% 08/01/26 $ 853
33,123 FGLMC 3 .000 09/01/26 32,309
105,195 FGLMC 3 .000 10/01/26 102,491
150,070 FGLMC 3 .500 10/01/26 142,810
3,059 FGLMC 5 .000 10/01/26 2,991
1,214 FGLMC 5 .500 10/01/26 1,210
591,007 FGLMC 3 .000 02/01/27 574,756
398,063 FGLMC 2 .500 05/01/27 382,230
454,111 FGLMC 2 .500 11/01/27 434,859
19,507 FGLMC 6 .000 12/01/27 19,848
361,602 FGLMC 2 .500 01/01/28 345,811
930,300 FGLMC 2 .500 03/01/28 888,563
28,223 FGLMC 5 .000 03/01/28 27,700
536,659 FGLMC 2 .500 05/01/28 511,912
2,914 FGLMC 5 .500 05/01/28 2,903
1,636,367 FGLMC 2 .500 07/01/28 1,560,935
1,275,570 FGLMC 2 .500 07/01/28 1,215,238
343,637 FGLMC 3 .000 10/01/28 330,714
19,116 FGLMC 5 .500 01/01/29 19,041
729 FGLMC 6 .500 01/01/29 760
2,056 FGLMC 4 .000 02/01/29 1,965
761,744 FGLMC 3 .500 03/01/29 726,501
202 FGLMC 6 .500 03/01/29 209
1,360,097 FGLMC 3 .000 07/01/29 1,292,759
5,893 FGLMC 5 .000 12/01/29 5,812
3,918,487 FGLMC 2 .500 05/01/30 3,640,547
9,426 FGLMC 4 .000 08/01/30 9,004
77,986 FGLMC 4 .500 01/01/31 76,022
119 FGLMC 8 .000 01/01/31 119
68,979 FGLMC 4 .000 03/01/31 65,886
9,387 FGLMC 4 .000 05/01/31 8,967
65,551 FGLMC 4 .500 05/01/31 63,410
36,557 FGLMC 4 .000 06/01/31 34,918
74,875 FGLMC 4 .000 08/01/31 71,519
85,601 FGLMC 4 .000 09/01/31 81,762
1,391 FGLMC 6 .500 09/01/31 1,445
3,472 FGLMC 8 .000 09/01/31 3,589
42,735 FGLMC 3 .500 11/01/31 40,368
6,443,040 FGLMC 2 .500 12/01/31 5,971,216
32,432 FGLMC 7 .000 12/01/31 33,318
6,804 FGLMC 6 .500 01/01/32 7,036
16,135 FGLMC 6 .000 02/01/32 16,968
738,273 FGLMC 3 .000 03/01/32 681,053
6,740 FGLMC 7 .000 04/01/32 7,032
6,637 FGLMC 6 .500 05/01/32 6,847
497,714 FGLMC 3 .500 09/01/32 470,131
3,565 FGLMC 5 .500 11/01/32 3,647
5,913,647 FGLMC 3 .000 01/01/33 5,517,595
5,332 FGLMC 6 .000 02/01/33 5,531
19,400 FGLMC 5 .000 03/01/33 19,499
15,737 FGLMC 6 .000 03/01/33 16,025
4,639 FGLMC 6 .000 03/01/33 4,721
14,116 FGLMC 5 .000 04/01/33 13,841
2,512 FGLMC 6 .000 04/01/33 2,641
115,208 FGLMC 5 .000 06/01/33 112,648
48,690 FGLMC 5 .500 06/01/33 50,089
22,857,244 FGLMC 2 .500 07/01/33 21,132,058
1,008,556 FGLMC 3 .500 07/01/33 947,623
19,313 FGLMC 4 .500 07/01/33 18,897
1,687,601 FGLMC 4 .000 08/01/33 1,639,140

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,775 FGLMC 5 .000% 08/01/33 $ 1,784
7,026 FGLMC 6 .500 08/01/33 7,248
63,416 FGLMC 5 .000 09/01/33 63,620
22,362 FGLMC 5 .500 09/01/33 22,339
50,895 FGLMC 5 .500 09/01/33 51,286
25,625 FGLMC 5 .500 09/01/33 25,594
9,422 FGLMC 5 .500 09/01/33 9,409
17,247 FGLMC 4 .000 10/01/33 16,337
4,050 FGLMC 5 .000 10/01/33 4,083
50,123 FGLMC 5 .500 10/01/33 50,507
2,676,861 FGLMC 3 .500 11/01/33 2,538,488
32,806 FGLMC 5 .500 12/01/33 33,694
11,041 FGLMC 5 .500 12/01/33 11,381
143,725 FGLMC 7 .000 12/01/33 150,252
100,727 FGLMC 5 .000 01/01/34 101,320
620,697 FGLMC 3 .000 02/01/34 579,093
2,409 FGLMC 5 .500 02/01/34 2,483
13,386 FGLMC 5 .000 03/01/34 13,469
14,664 FGLMC 5 .500 03/01/34 15,117
53,207 FGLMC 5 .000 05/01/34 53,686
14,863 FGLMC 4 .500 06/01/34 14,542
28,974 FGLMC 5 .000 06/01/34 28,944
13,322 FGLMC 5 .500 06/01/34 13,722
5,487 FGLMC 6 .000 06/01/34 5,692
21,965 FGLMC 6 .000 09/01/34 23,102
1,644,412 FGLMC 3 .500 10/01/34 1,545,034
3,438 FGLMC 5 .000 11/01/34 3,466
104,988 FGLMC 5 .500 11/01/34 108,167
100,552 FGLMC 5 .000 12/01/34 100,566
27,067 FGLMC 5 .500 12/01/34 27,903
3,455 FGLMC 5 .500 12/01/34 3,442
1,724 FGLMC 5 .500 01/01/35 1,781
929 FGLMC 5 .500 01/01/35 959
20,021 FGLMC 5 .500 01/01/35 20,700
44,580 FGLMC 4 .500 04/01/35 43,648
6,126 FGLMC 6 .000 05/01/35 6,443
48,254 FGLMC 6 .000 05/01/35 49,182
41,114 FGLMC 7 .000 05/01/35 42,565
6,188 FGLMC 5 .500 06/01/35 6,389
9,262 FGLMC 5 .500 06/01/35 9,558
4,160 FGLMC 5 .000 07/01/35 4,157
167,249 FGLMC 5 .000 07/01/35 168,748
197,143 FGLMC 5 .000 08/01/35 198,924
12,881 FGLMC 5 .500 08/01/35 12,833
74,401 FGLMC 6 .000 08/01/35 75,890
3,068 FGLMC 4 .500 09/01/35 3,003
37,269 FGLMC 5 .000 10/01/35 37,484
16,914 FGLMC 5 .000 10/01/35 17,012
14,234 FGLMC 5 .000 10/01/35 14,021
110,846 FGLMC 5 .500 10/01/35 110,616
32,549 FGLMC 5 .000 12/01/35 32,524
3,616 FGLMC 5 .000 12/01/35 3,648
18,776 FGLMC 6 .000 01/01/36 19,684
7,158 FGLMC 5 .000 02/01/36 7,222
2,634 FGLMC 5 .000 02/01/36 2,657
2,897 FGLMC 6 .000 02/01/36 3,047
23,756 FGLMC 5 .500 04/01/36 23,728
8,599 FGLMC 5 .500 05/01/36 8,883
118,086 FGLMC 6 .000 06/01/36 124,202
36,347 FGLMC 5 .000 07/01/36 36,673

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 43,326 FGLMC 6 .000% 07/01/36 $ 45,422
6,307 FGLMC 6 .000 08/01/36 6,612
6,115 FGLMC 6 .000 09/01/36 6,228
52,521 FGLMC 5 .500 10/01/36 54,312
121,400 FGLMC 5 .500 10/01/36 125,539
8,931 FGLMC 6 .500 10/01/36 9,214
5,556 FGLMC 5 .500 11/01/36 5,745
13,203 FGLMC 6 .000 11/01/36 13,887
66,252 FGLMC 6 .000 12/01/36 69,234
107,418 FGLMC 5 .500 03/01/37 111,082
42,010 FGLMC 6 .000 03/01/37 44,186
7,094 FGLMC 6 .500 03/01/37 7,319
37,821 FGLMC 5 .500 04/01/37 39,111
5,097 FGLMC 5 .000 05/01/37 5,096
4,663 FGLMC 5 .000 06/01/37 4,659
15,805 FGLMC 5 .500 06/01/37 16,345
4,148,564 FGLMC 3 .000 07/01/37 3,795,156
70,919 FGLMC 6 .000 07/01/37 74,623
38,212 FGLMC 6 .000 08/01/37 39,932
13,355 FGLMC 6 .000 09/01/37 14,080
104,089 FGLMC 5 .500 10/01/37 104,051
3,350 FGLMC 6 .000 11/01/37 3,526
28,174 FGLMC 6 .500 11/01/37 29,375
13,937 FGLMC 6 .000 01/01/38 14,665
5,706 FGLMC 6 .000 02/01/38 6,025
44,658 FGLMC 6 .000 02/01/38 46,991
197,388 FGLMC 5 .000 03/01/38 199,166
69,832 FGLMC 5 .000 03/01/38 70,457
8,771 FGLMC 5 .000 04/01/38 8,919
84,844 FGLMC 5 .000 04/01/38 85,611
92,006 FGLMC 5 .500 04/01/38 92,803
21,010 FGLMC 5 .500 05/01/38 21,727
2,435 FGLMC 5 .500 06/01/38 2,518
3,828 FGLMC 6 .000 07/01/38 3,902
76,804 FGLMC 5 .500 08/01/38 79,051
12,642 FGLMC 5 .500 08/01/38 13,070
9,738 FGLMC 5 .000 09/01/38 9,825
133,870 FGLMC 5 .500 09/01/38 138,423
51,924 FGLMC 5 .500 09/01/38 53,617
2,664 FGLMC 5 .500 10/01/38 2,754
51,187 FGLMC 6 .000 11/01/38 54,085
364,778 FGLMC 5 .500 01/01/39 377,225
234,880 FGLMC 4 .500 02/01/39 230,563
133,450 FGLMC 5 .000 02/01/39 134,643
10,119 FGLMC 5 .500 02/01/39 10,463
418 FGLMC 4 .500 03/01/39 402
61,199 FGLMC 5 .000 03/01/39 61,752
7,213 FGLMC 6 .000 03/01/39 7,621
374,873 FGLMC 4 .500 04/01/39 367,006
10,817 FGLMC 4 .500 04/01/39 10,616
83,736 FGLMC 4 .000 05/01/39 79,904
2,130 FGLMC 4 .500 05/01/39 2,090
1,280,832 FGLMC 4 .500 05/01/39 1,257,555
55,050 FGLMC 4 .500 05/01/39 54,018
97,314 FGLMC 4 .500 05/01/39 95,208
53,386 FGLMC 5 .000 05/01/39 53,865
106,322 FGLMC 4 .000 06/01/39 101,462
595,170 FGLMC 4 .500 06/01/39 584,107
18,048 FGLMC 4 .500 06/01/39 17,710
9,374 FGLMC 5 .000 06/01/39 9,459

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,354 FGLMC 5 .500% 06/01/39 $ 3,468
175,384 FGLMC 4 .000 07/01/39 167,358
69,794 FGLMC 4 .500 07/01/39 68,484
14,447 FGLMC 4 .500 07/01/39 14,173
5,449 FGLMC 4 .500 07/01/39 5,333
46,598 FGLMC 5 .000 07/01/39 47,020
87,264 FGLMC 5 .500 07/01/39 88,847
5,999 FGLMC 4 .500 08/01/39 5,886
14,054 FGLMC 5 .000 08/01/39 14,181
131,072 FGLMC 4 .000 09/01/39 124,760
367,151 FGLMC 5 .000 09/01/39 370,429
130,026 FGLMC 5 .000 09/01/39 131,202
1,355 FGLMC 5 .500 09/01/39 1,358
149,030 FGLMC 6 .500 09/01/39 155,114
38,101 FGLMC 4 .500 10/01/39 37,371
24,818 FGLMC 4 .500 10/01/39 24,362
45,284 FGLMC 4 .500 10/01/39 44,438
27,496 FGLMC 5 .000 10/01/39 27,745
9,210 FGLMC 4 .000 11/01/39 8,745
30,925 FGLMC 4 .500 11/01/39 30,341
12,105 FGLMC 5 .000 11/01/39 12,214
25,307 FGLMC 4 .500 12/01/39 24,823
35,799 FGLMC 4 .500 12/01/39 35,019
53,248 FGLMC 4 .500 12/01/39 51,812
68,265 FGLMC 4 .500 12/01/39 66,192
53,778 FGLMC 5 .500 12/01/39 55,613
70,785 FGLMC 4 .500 01/01/40 69,061
6,566 FGLMC 5 .000 01/01/40 6,626
9,100 FGLMC 5 .500 01/01/40 9,410
24,530 FGLMC 5 .500 03/01/40 25,367
272,874 FGLMC 4 .000 04/01/40 260,386
14,337 FGLMC 4 .500 04/01/40 14,062
42,038 FGLMC 4 .500 04/01/40 41,230
35,491 FGLMC 5 .000 04/01/40 35,813
72,175 FGLMC 5 .000 04/01/40 72,587
291,599 FGLMC 6 .000 04/01/40 307,306
784,823 FGLMC 4 .500 05/01/40 769,747
314,010 FGLMC 5 .000 05/01/40 315,822
2,477 FGLMC 4 .500 06/01/40 2,430
266,393 FGLMC 5 .500 06/01/40 275,470
382,417 FGLMC 4 .500 07/01/40 375,088
6,974 FGLMC 4 .500 08/01/40 6,840
66,522 FGLMC 5 .000 08/01/40 67,123
179,983 FGLMC 5 .000 08/01/40 181,609
18,155 FGLMC 5 .000 08/01/40 18,319
1,169,508 FGLMC 5 .500 08/01/40 1,209,264
96,150 FGLMC 4 .000 09/01/40 91,755
1,290,015 FGLMC 4 .000 11/01/40 1,224,757
834,649 FGLMC 4 .000 12/01/40 796,491
116,542 FGLMC 3 .500 01/01/41 107,454
193,428 FGLMC 3 .500 01/01/41 178,587
113,495 FGLMC 4 .000 01/01/41 108,301
122,147 FGLMC 3 .500 02/01/41 112,508
419,036 FGLMC 4 .000 02/01/41 397,910
138,960 FGLMC 4 .000 02/01/41 131,931
775,736 FGLMC 4 .000 04/01/41 740,237
135,440 FGLMC 4 .500 04/01/41 132,842
30,100 FGLMC 5 .000 04/01/41 30,372
120,499 FGLMC 4 .500 05/01/41 118,184
146,506 FGLMC 4 .500 06/01/41 143,697

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 332,365 FGLMC 3 .500% 10/01/41 $ 306,892
330,763 FGLMC 5 .000 10/01/41 333,739
456,474 FGLMC 3 .500 11/01/41 419,737
187,589 FGLMC 4 .500 12/01/41 184,000
1,622,550 FGLMC 3 .500 01/01/42 1,492,016
473,832 FGLMC 3 .500 02/01/42 435,713
531,546 FGLMC 3 .500 04/01/42 488,780
1,332,629 FGLMC 4 .000 05/01/42 1,271,841
4,253,340 FGLMC 4 .500 05/01/42 4,172,560
913,035 FGLMC 3 .500 07/01/42 840,434
196,150 FGLMC 3 .000 08/01/42 176,129
1,458,420 FGLMC 3 .000 10/01/42 1,309,533
1,016,831 FGLMC 3 .000 10/01/42 913,034
435,669 FGLMC 3 .500 12/01/42 400,608
1,550,693 FGLMC 2 .500 01/01/43 1,319,832
2,923,656 FGLMC 3 .000 01/01/43 2,623,684
4,337,900 FGLMC 3 .000 04/01/43 3,889,394
11,605,137 FGLMC 3 .000 04/01/43 10,402,250
1,283,382 FGLMC 3 .500 05/01/43 1,180,055
1,790,090 FGLMC 3 .000 08/01/43 1,602,684
1,320,575 FGLMC 3 .000 08/01/43 1,181,978
1,287,497 FGLMC 3 .500 08/01/43 1,183,842
533,732 FGLMC 4 .500 10/01/43 523,552
624,796 FGLMC 4 .000 11/01/43 594,242
1,170,589 FGLMC 3 .500 02/01/44 1,076,367
957,137 FGLMC 4 .000 02/01/44 910,334
7,468,246 FGLMC 4 .000 02/01/44 7,103,067
422,244 FGLMC 4 .000 04/01/44 401,596
526,459 FGLMC 4 .500 05/01/44 516,368
959,875 FGLMC 4 .000 06/01/44 913,005
1,478,995 FGLMC 4 .000 08/01/44 1,406,756
1,097,416 FGLMC 3 .500 09/01/44 1,009,100
1,541,767 FGLMC 3 .500 11/01/44 1,417,726
2,007,560 FGLMC 3 .500 12/01/44 1,844,257
1,236,604 FGLMC 3 .500 01/01/45 1,142,815
2,593,774 FGLMC 3 .000 02/01/45 2,314,898
3,158,436 FGLMC 3 .500 03/01/45 2,904,159
1,925,646 FGLMC 4 .000 03/01/45 1,831,642
1,248,646 FGLMC 3 .000 04/01/45 1,114,007
2,561,904 FGLMC 3 .500 04/01/45 2,350,298
6,996,147 FGLMC 3 .500 07/01/45 6,418,327
5,040,684 FGLMC 4 .500 07/01/45 4,948,568
14,518,266 FGLMC 3 .000 08/01/45 13,021,857
11,225,273 FGLMC 3 .500 10/01/45 10,321,508
2,062,016 FGLMC 4 .000 11/01/45 1,961,282
3,842,213 FGLMC 3 .500 12/01/45 3,532,975
9,075,314 FGLMC 3 .000 03/01/46 8,072,370
2,875,427 FGLMC 3 .500 03/01/46 2,644,021
1,495,021 FGLMC 4 .000 03/01/46 1,419,477
6,630,705 FGLMC 3 .000 04/01/46 5,893,559
6,582,434 FGLMC 3 .500 05/01/46 6,102,126
5,348,032 FGLMC 3 .500 08/01/46 4,923,945
9,972,424 FGLMC 3 .000 09/01/46 8,912,664
4,071,238 FGLMC 4 .000 09/01/46 3,863,776
3,586,860 FGLMC 3 .000 11/01/46 3,181,450
12,583,208 FGLMC 3 .000 11/01/46 11,146,821
4,349,535 FGLMC 3 .000 11/01/46 3,870,970
2,557,713 FGLMC 3 .000 12/01/46 2,273,508
3,278,171 FGLMC 3 .500 12/01/46 3,004,807
5,973,228 FGLMC 3 .000 02/01/47 5,304,922

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,957,093 FGLMC 3 .500% 02/01/47 $ 1,795,904
1,640,469 FGLMC 4 .000 02/01/47 1,556,402
2,752,473 FGLMC 3 .500 05/01/47 2,513,933
2,165,740 FGLMC 3 .000 08/01/47 1,928,092
2,788,518 FGLMC 3 .000 11/01/47 2,462,978
4,350,939 FGLMC 3 .000 12/01/47 3,842,960
13,528,211 FGLMC 3 .000 01/01/48 11,996,005
4,706,481 FGLMC 3 .000 02/01/48 4,151,822
3,446,351 FGLMC 3 .500 03/01/48 3,157,947
2,998,893 FGLMC 3 .500 05/01/48 2,742,789
2,326,618 FGLMC 4 .000 05/01/48 2,205,817
3,187,556 FGLMC 3 .500 07/01/48 2,911,045
3,397,490 FGLMC 4 .000 07/01/48 3,212,774
6,228,657 FGLMC 4 .000 08/01/48 5,890,039
1,188,303 FGLMC 4 .500 09/01/48 1,146,565
4,927,183 FGLMC 4 .000 10/01/48 4,652,656
2,996,098 FGLMC 4 .500 12/01/48 2,894,999
1,592,131 FGLMC 4 .500 02/01/49 1,539,794
4,081,480 FGLMC 3 .500 05/01/49 3,717,930
20 Federal National Mortgage Association (FNMA) 6 .000 10/01/22 20
10 FNMA 5 .000 03/01/23 10
1,360 FNMA 4 .500 06/01/23 1,340
211 FNMA 5 .000 06/01/23 212
330 FNMA 5 .500 06/01/23 328
143 FNMA 5 .000 07/01/23 143
3,332 FNMA 5 .000 07/01/23 3,343
327 FNMA 5 .500 08/01/23 326
1,012 FNMA 5 .000 11/01/23 989
1 FNMA 5 .500 11/01/23 1
43 FNMA 5 .500 01/01/24 43
1,390 FNMA 5 .500 02/01/24 1,383
5,347 FNMA 4 .000 03/01/24 5,176
535 FNMA 4 .500 04/01/24 526
26,674 FNMA 4 .000 05/01/24 25,821
7,371 FNMA 4 .000 05/01/24 7,136
733 FNMA 4 .000 06/01/24 709
890 FNMA 4 .500 07/01/24 875
1,056 FNMA 5 .500 07/01/24 1,051
23 FNMA 8 .000 07/01/24 23
5,605 FNMA 4 .500 08/01/24 5,537
5,109 FNMA 4 .000 09/01/24 4,945
22,196 FNMA 4 .000 09/01/24 21,482
2,217 FNMA 4 .500 09/01/24 2,181
58,137 FNMA 4 .500 10/01/24 57,195
3,544 FNMA 5 .000 01/01/25 3,481
4,093 FNMA 4 .500 02/01/25 4,026
30,588 FNMA 4 .500 03/01/25 30,089
311 FNMA 4 .500 03/01/25 306
16,775 FNMA 5 .000 03/01/25 16,472
23,256 FNMA 4 .500 04/01/25 22,875
9,332 FNMA 4 .500 04/01/25 9,178
118,630 FNMA 4 .000 05/01/25 114,737
51,275 FNMA 4 .000 06/01/25 49,593
24,572 FNMA 4 .500 06/01/25 24,168
14,375 FNMA 4 .000 08/01/25 13,900
7,657 FNMA 5 .500 08/01/25 7,703
44,389 FNMA 3 .500 09/01/25 42,089
57,503 FNMA 4 .000 09/01/25 55,653
111,607 FNMA 3 .500 10/01/25 105,920
95,292 FNMA 3 .500 10/01/25 90,539

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 41,468 FNMA 5 .000% 10/01/25 $ 40,663
71,820 FNMA 4 .000 11/01/25 69,608
96,451 FNMA 3 .500 12/01/25 91,516
76,636 FNMA 3 .500 02/01/26 72,722
452,008 FNMA 3 .500 02/01/26 428,554
24,577 FNMA 4 .000 03/01/26 23,813
68,250 FNMA 4 .000 06/01/26 66,002
68,384 FNMA 3 .500 08/01/26 65,000
54,064 FNMA 3 .500 09/01/26 51,376
28,295 FNMA 4 .000 09/01/26 27,416
97,734 FNMA 3 .500 10/01/26 92,918
2,052 FNMA 6 .000 10/01/26 2,086
128,292 FNMA 3 .000 11/01/26 124,852
113,896 FNMA 3 .000 12/01/26 110,776
309,698 FNMA 3 .000 01/01/27 301,030
260,768 FNMA 4 .000 01/01/27 252,153
231,978 FNMA 3 .500 02/01/27 221,125
409,909 FNMA 3 .000 04/01/27 397,696
249,909 FNMA 3 .000 04/01/27 242,470
148,332 FNMA 3 .500 05/01/27 141,377
177,593 FNMA 2 .500 06/01/27 170,395
505,728 FNMA 3 .000 06/01/27 489,452
191,738 FNMA 2 .500 07/01/27 184,041
443,099 FNMA 2 .500 09/01/27 424,385
5,982 FNMA 5 .500 09/01/27 5,952
696,366 FNMA 2 .500 10/01/27 666,945
461,639 FNMA 3 .000 11/01/27 438,389
915 FNMA 5 .500 01/01/28 911
1,865,424 FNMA 2 .500 02/01/28 1,731,808
1,465,548 FNMA 2 .500 02/01/28 1,400,003
739 FNMA 5 .000 02/01/28 724
1,096,198 FNMA 2 .500 04/01/28 1,045,797
1,556,215 FNMA 2 .500 04/01/28 1,484,681
4,518 FNMA 5 .500 06/01/28 4,495
447,274 FNMA 2 .500 07/01/28 425,900
927,198 FNMA 2 .500 08/01/28 882,322
1,106,560 FNMA 3 .000 10/01/28 1,063,264
650 FNMA 5 .500 11/01/28 648
4 FNMA 7 .500 01/01/29 5
1,484,672 FNMA 3 .000 03/01/29 1,409,532
5,859 FNMA 4 .000 03/01/29 5,591
5,640,183 FNMA 3 .000 04/01/29 5,354,826
21,941 FNMA 4 .500 04/01/29 21,366
15,632 FNMA 4 .000 05/01/29 14,919
8,530 FNMA 4 .500 06/01/29 8,307
3,065 FNMA 4 .000 07/01/29 2,925
58,903 FNMA 4 .500 08/01/29 57,360
7,048,750 FNMA 3 .500 09/01/29 6,688,594
11,385 FNMA 4 .500 09/01/29 11,087
8,454 FNMA 4 .500 11/01/29 8,077
3,351 FNMA 4 .500 01/01/30 3,263
823,170 FNMA 2 .500 02/01/30 763,904
7,279 FNMA 4 .000 03/01/30 6,946
3,237 FNMA 4 .500 05/01/30 3,152
4,668 FNMA 4 .500 06/01/30 4,545
2,065,158 FNMA 3 .000 07/01/30 1,947,301
42,241 FNMA 4 .500 08/01/30 41,131
9,392 FNMA 4 .000 09/01/30 8,962
62,429 FNMA 4 .000 10/01/30 59,577
524,156 FNMA 4 .000 11/01/30 500,128

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 99,017 FNMA 4 .000% 11/01/30 $ 94,482
21,343 FNMA 4 .500 12/01/30 20,783
1,813,296 FNMA 3 .000 02/01/31 1,712,390
30,027 FNMA 3 .500 02/01/31 28,340
33,021 FNMA 4 .000 02/01/31 31,506
388 FNMA 7 .500 03/01/31 408
2,176,415 FNMA 2 .500 04/01/31 2,019,434
91,348 FNMA 3 .500 04/01/31 86,354
10,776 FNMA 4 .000 04/01/31 10,282
2,161,248 FNMA 3 .000 05/01/31 2,040,723
1,079 FNMA 6 .000 05/01/31 1,130
2,460,855 FNMA 2 .500 06/01/31 2,283,307
526,606 FNMA 4 .500 07/01/31 516,444
56,412 FNMA 4 .500 07/01/31 54,509
323,528 FNMA 4 .000 08/01/31 308,684
3,232,584 FNMA 2 .500 09/01/31 2,999,318
1,658,215 FNMA 3 .000 09/01/31 1,565,855
20,283 FNMA 4 .000 09/01/31 19,352
257 FNMA 6 .500 09/01/31 265
12,027 FNMA 6 .000 11/01/31 12,633
1,645 FNMA 6 .500 11/01/31 1,705
3,437,839 FNMA 2 .500 12/01/31 3,189,724
580,199 FNMA 3 .500 01/01/32 547,431
3,807 FNMA 6 .000 01/01/32 4,000
238,795 FNMA 3 .500 02/01/32 225,312
2,881 FNMA 6 .000 02/01/32 3,022
2,184,423 FNMA 3 .000 03/01/32 2,035,900
12,450 FNMA 6 .500 04/01/32 12,945
7,664,256 FNMA 3 .000 06/01/32 7,143,062
23,313 FNMA 6 .500 07/01/32 24,407
4,888 FNMA 6 .500 08/01/32 5,080
270,612 FNMA 3 .000 09/01/32 249,371
4,418 FNMA 7 .500 09/01/32 4,433
813,538 FNMA 3 .000 10/01/32 749,655
24,501 FNMA 5 .500 10/01/32 24,881
6,007 FNMA 6 .000 11/01/32 6,303
4,977,798 FNMA 3 .000 12/01/32 4,639,111
6,178 FNMA 5 .500 12/01/32 6,301
311 FNMA 5 .500 12/01/32 309
9,908 FNMA 6 .000 12/01/32 10,267
55,169 FNMA 5 .500 01/01/33 56,105
138,201 FNMA 6 .000 01/01/33 145,186
50,295 FNMA 5 .000 02/01/33 50,483
1,373 FNMA 5 .000 02/01/33 1,339
598,642 FNMA 3 .000 04/01/33 551,601
691,352 FNMA 3 .500 04/01/33 648,838
2,831 FNMA 6 .000 04/01/33 2,974
3,422,144 FNMA 3 .500 05/01/33 3,244,500
355,445 FNMA 5 .500 05/01/33 364,219
20,452 FNMA 5 .000 06/01/33 20,541
40,320 FNMA 5 .500 06/01/33 41,498
6,190 FNMA 4 .500 07/01/33 5,955
26,461 FNMA 5 .000 07/01/33 26,607
36,681 FNMA 4 .500 08/01/33 35,425
3,447 FNMA 4 .500 08/01/33 3,317
8,145 FNMA 5 .000 08/01/33 8,199
21,467 FNMA 5 .500 09/01/33 21,385
58,528 FNMA 5 .500 09/01/33 58,270
6,114 FNMA 6 .000 09/01/33 6,245
55,524 FNMA 4 .500 10/01/33 54,300

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 10,547 FNMA 5 .000% 10/01/33 $ 10,614
4,940 FNMA 5 .000 10/01/33 4,829
94,578 FNMA 5 .500 10/01/33 94,958
174,207 FNMA 5 .500 10/01/33 176,152
2,771 FNMA 4 .500 11/01/33 2,708
11,251 FNMA 5 .000 11/01/33 11,308
780,675 FNMA 5 .000 11/01/33 784,609
86,730 FNMA 5 .000 12/01/33 87,142
107,022 FNMA 5 .500 12/01/33 109,176
1,126,678 FNMA 3 .000 01/01/34 1,038,308
34,711 FNMA 5 .000 02/01/34 34,194
152,385 FNMA 6 .000 02/01/34 157,433
8,744 FNMA 5 .000 03/01/34 8,792
3,488 FNMA 5 .000 03/01/34 3,507
206,305 FNMA 5 .000 03/01/34 207,392
4,490 FNMA 5 .000 03/01/34 4,515
3,034 FNMA 5 .000 03/01/34 3,050
10,280 FNMA 5 .000 03/01/34 10,133
28,094 FNMA 5 .000 04/01/34 28,314
31,458 FNMA 5 .500 04/01/34 31,926
3,986 FNMA 4 .500 05/01/34 3,833
13,454 FNMA 4 .500 05/01/34 13,052
7,238 FNMA 5 .500 07/01/34 7,457
11,166 FNMA 5 .500 07/01/34 11,504
10,832 FNMA 7 .000 07/01/34 11,224
82,619 FNMA 5 .000 08/01/34 83,224
9,134 FNMA 5 .000 08/01/34 9,196
8,713 FNMA 6 .000 08/01/34 9,154
49,570 FNMA 6 .000 08/01/34 52,091
8,979,166 FNMA 3 .500 09/01/34 8,496,085
175,742 FNMA 5 .500 09/01/34 181,059
6,556,750 FNMA 2 .500 11/01/34 5,965,290
1,562 FNMA 5 .500 11/01/34 1,611
8,406 FNMA 6 .000 11/01/34 8,545
9,551,586 FNMA 2 .500 12/01/34 8,689,907
13,770,004 FNMA 3 .000 12/01/34 12,822,941
2,612 FNMA 5 .000 12/01/34 2,629
1,607 FNMA 5 .500 12/01/34 1,656
6,616 FNMA 6 .000 12/01/34 6,746
248,334 FNMA 4 .500 01/01/35 242,864
20,565 FNMA 5 .500 01/01/35 20,640
7,599,301 FNMA 3 .500 02/01/35 7,190,925
519,581 FNMA 5 .500 02/01/35 535,196
23,041 FNMA 5 .500 02/01/35 23,757
6,087,452 FNMA 2 .500 03/01/35 5,530,695
70,889 FNMA 5 .500 04/01/35 70,565
22,137 FNMA 6 .000 04/01/35 23,258
21,390 FNMA 6 .000 04/01/35 22,140
7,775,336 FNMA 2 .500 05/01/35 7,064,130
6,937,920 FNMA 3 .000 05/01/35 6,451,853
31,929 FNMA 6 .000 05/01/35 33,219
8,588 FNMA 5 .000 06/01/35 8,653
1,398 i FNMA LIBOR 12 M + 1.570% 3 .719 07/01/35 1,386
26,414 FNMA 5 .000 07/01/35 26,560
2,192,345 FNMA 3 .000 08/01/35 2,020,302
53,581 FNMA 4 .500 08/01/35 52,377
57,060 FNMA 5 .000 08/01/35 57,505
38,093 FNMA 5 .000 08/01/35 38,391
1,931 FNMA 4 .500 09/01/35 1,883
2,451 FNMA 4 .500 09/01/35 2,397

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,470 FNMA 5 .500% 09/01/35 $ 6,667
7,844,315 FNMA 2 .500 10/01/35 7,126,634
19,685 FNMA 5 .000 10/01/35 19,208
68,336 FNMA 5 .500 10/01/35 69,002
17,599,082 FNMA 1 .500 11/01/35 15,109,862
16,359,366 FNMA 2 .000 11/01/35 14,432,881
8,354,689 FNMA 2 .500 11/01/35 7,590,341
49,701 FNMA 5 .500 11/01/35 50,769
6,612,389 FNMA 2 .000 12/01/35 5,833,749
23,208,387 FNMA 1 .500 01/01/36 19,932,967
2,778,775 FNMA 3 .500 01/01/36 2,601,451
29,220 i FNMA LIBOR 12 M + 1.535% 1 .941 02/01/36 28,913
178,518 FNMA 5 .000 02/01/36 179,593
15,863,623 FNMA 1 .500 03/01/36 13,624,435
77,912,534 FNMA 2 .000 03/01/36 68,735,413
74,841 FNMA 6 .000 03/01/36 78,743
8,207,422 FNMA 1 .500 04/01/36 7,048,831
8,608,774 FNMA 1 .000 05/01/36 7,303,171
25,092,749 FNMA 1 .500 05/01/36 21,550,459
16,335,173 FNMA 2 .000 05/01/36 14,411,038
926,688 FNMA 3 .500 05/01/36 867,558
1,152 FNMA 5 .000 05/01/36 1,161
131,323 FNMA 6 .000 06/01/36 137,977
16,803,896 FNMA 2 .000 07/01/36 14,824,304
15,718 i FNMA LIBOR 12 M + 1.595% 3 .845 07/01/36 15,550
6,201 FNMA 6 .000 07/01/36 6,322
28,331 FNMA 6 .500 07/01/36 29,199
7,017,011 FNMA 3 .000 08/01/36 6,466,418
49,503 FNMA 5 .500 08/01/36 49,262
80,991 FNMA 6 .500 08/01/36 84,287
13,365,898 FNMA 1 .500 09/01/36 11,474,576
17,352,001 FNMA 2 .000 09/01/36 15,307,684
16,609,747 FNMA 2 .500 09/01/36 15,089,462
1,137,740 FNMA 3 .000 09/01/36 1,048,425
6,607 FNMA 5 .500 09/01/36 6,810
2,229 FNMA 6 .500 09/01/36 2,311
8,433 FNMA 6 .500 09/01/36 8,739
10,616 FNMA 6 .000 10/01/36 11,153
27,526,241 FNMA 1 .500 11/01/36 23,630,970
18,034,153 FNMA 2 .000 11/01/36 15,909,273
2,499,078 FNMA 3 .000 11/01/36 2,302,886
5,364 FNMA 6 .500 11/01/36 5,618
32,392 FNMA 6 .000 12/01/36 34,033
11,694,746 FNMA 1 .500 01/01/37 10,043,261
11,557,692 FNMA 2 .000 01/01/37 10,195,663
6,190 i FNMA LIBOR 12 M + 1.754% 2 .089 01/01/37 6,134
13,226 FNMA 5 .500 01/01/37 13,661
4,716,977 FNMA 1 .500 02/01/37 4,049,431
581 i FNMA LIBOR 6 M + 1.460% 3 .737 02/01/37 587
96,604 FNMA 5 .500 02/01/37 98,233
5,606 FNMA 6 .000 02/01/37 5,897
10,949 FNMA 7 .000 02/01/37 11,356
37,734,415 FNMA 2 .000 03/01/37 33,286,834
2,348 i FNMA LIBOR 12 M + 1.808% 2 .362 03/01/37 2,325
915 FNMA 5 .000 03/01/37 914
33,488 FNMA 6 .500 03/01/37 35,382
42,059 FNMA 6 .500 03/01/37 43,864
9,575,408 FNMA 2 .500 04/01/37 8,688,990
19,196 FNMA 7 .000 04/01/37 20,133
40,481 FNMA 5 .000 05/01/37 40,666

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,367 FNMA 7 .000% 05/01/37 $ 1,387
5,661 i FNMA LIBOR 12 M + 1.782% 3 .684 06/01/37 5,601
6,872 FNMA 5 .500 06/01/37 7,097
4,899,191 FNMA 3 .000 08/01/37 4,552,191
9,501 FNMA 5 .500 08/01/37 9,808
5,048 FNMA 6 .000 08/01/37 5,304
13,791 FNMA 5 .500 09/01/37 13,722
29,353 FNMA 6 .000 09/01/37 30,628
20,790 FNMA 6 .000 09/01/37 21,945
17,683 FNMA 6 .000 09/01/37 18,199
54,504 FNMA 6 .000 09/01/37 56,485
72,161 FNMA 6 .000 09/01/37 75,156
12,029 FNMA 6 .500 09/01/37 12,397
3,947 FNMA 6 .500 09/01/37 4,068
5,781 i FNMA DGS1 + 2.275% 2 .400 10/01/37 5,692
5,592 FNMA 6 .500 10/01/37 5,892
6,911,439 FNMA 3 .500 11/01/37 6,402,507
62,423 FNMA 5 .500 11/01/37 64,481
116,829 FNMA 6 .000 11/01/37 122,988
2,543 FNMA 7 .000 11/01/37 2,557
2,205,829 FNMA 3 .000 12/01/37 1,992,225
2,294,916 FNMA 4 .000 01/01/38 2,166,879
475 FNMA 6 .500 01/01/38 490
32,753 FNMA 5 .500 02/01/38 33,707
15,707 FNMA 6 .500 02/01/38 16,188
9,745 FNMA 7 .000 02/01/38 10,538
7,340 i FNMA LIBOR 12 M + 1.770% 2 .520 03/01/38 7,258
3,119 FNMA 5 .000 03/01/38 3,143
1,559 FNMA 5 .000 03/01/38 1,572
6,749 FNMA 5 .500 03/01/38 6,971
2,747 FNMA 6 .000 03/01/38 2,918
4,747 FNMA 6 .500 03/01/38 4,902
8,732 FNMA 6 .500 03/01/38 8,999
4,740 FNMA 6 .500 03/01/38 5,071
66,887 FNMA 5 .500 04/01/38 68,077
113,447 FNMA 6 .000 04/01/38 119,752
11,791 FNMA 4 .500 05/01/38 11,337
373,402 FNMA 5 .000 05/01/38 376,338
78,295 FNMA 5 .000 05/01/38 78,807
258,571 FNMA 6 .000 06/01/38 273,069
478,784 FNMA 6 .500 06/01/38 501,989
92,973 FNMA 6 .000 07/01/38 97,799
879 i FNMA LIBOR 12 M + 1.603% 3 .853 08/01/38 897
286,353 FNMA 6 .000 09/01/38 301,682
9,787 i FNMA LIBOR 12 M + 1.321% 1 .571 10/01/38 9,662
601 FNMA 6 .000 10/01/38 612
3,623 FNMA 5 .500 11/01/38 3,633
1,540 FNMA 5 .000 12/01/38 1,547
253,525 FNMA 5 .500 12/01/38 261,878
20,112 FNMA 4 .500 01/01/39 19,362
29,250 FNMA 5 .000 01/01/39 29,194
1,044,633 FNMA 5 .000 01/01/39 1,037,470
50,203 FNMA 5 .500 01/01/39 51,600
151,137 FNMA 5 .500 01/01/39 156,120
11,789 FNMA 6 .000 01/01/39 12,398
1,335 FNMA 6 .000 01/01/39 1,360
47,470 FNMA 4 .500 02/01/39 46,549
161,309 FNMA 4 .500 02/01/39 158,162
70,461 FNMA 4 .500 02/01/39 69,107
3,616 FNMA 5 .500 02/01/39 3,735

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 154,192 FNMA 4 .000% 04/01/39 $ 147,019
7,810 FNMA 5 .500 04/01/39 8,001
302,246 FNMA 4 .500 05/01/39 296,276
48,926 FNMA 4 .500 05/01/39 47,865
149,357 FNMA 4 .500 06/01/39 146,447
52,520 FNMA 4 .500 06/01/39 51,462
120,708 FNMA 5 .500 06/01/39 124,688
3,113 i FNMA LIBOR 12 M + 1.835% 4 .085 07/01/39 3,172
40,217 FNMA 4 .500 07/01/39 39,404
31,828 FNMA 4 .500 07/01/39 31,115
2,900 FNMA 5 .000 07/01/39 2,923
5,838 i FNMA LIBOR 12 M + 1.650% 3 .900 08/01/39 5,798
4,719 i FNMA LIBOR 12 M + 1.690% 3 .940 08/01/39 4,818
528,379 FNMA 4 .000 08/01/39 501,214
93,381 FNMA 4 .000 08/01/39 89,028
8,166 FNMA 4 .500 08/01/39 8,010
374,702 FNMA 4 .500 08/01/39 366,446
103,584 FNMA 4 .500 08/01/39 101,261
384,193 FNMA 5 .000 08/01/39 387,213
3,182 FNMA 5 .000 08/01/39 3,190
208,836 FNMA 4 .000 09/01/39 199,090
20,666 FNMA 5 .000 09/01/39 20,829
94,976 FNMA 5 .500 09/01/39 98,109
60,266 FNMA 6 .000 09/01/39 63,492
204,963 FNMA 6 .500 10/01/39 215,645
9,574 FNMA 5 .000 11/01/39 9,618
222,543 FNMA 4 .000 12/01/39 212,170
27,559 FNMA 4 .500 12/01/39 26,870
50,204 FNMA 4 .500 12/01/39 49,059
780,436 FNMA 4 .500 12/01/39 764,718
8,132 i FNMA LIBOR 12 M + 1.815% 2 .161 01/01/40 8,232
18,255 FNMA 4 .500 01/01/40 17,887
18,434 FNMA 5 .000 01/01/40 18,579
127,663 FNMA 6 .000 02/01/40 134,758
5,956,696 FNMA 2 .500 03/01/40 5,142,183
162,837 FNMA 4 .500 03/01/40 159,542
73,971 FNMA 4 .500 03/01/40 72,285
7,556 FNMA 5 .000 03/01/40 7,616
7,661,969 FNMA 2 .500 04/01/40 6,614,066
7,686,936 FNMA 3 .000 04/01/40 6,855,074
8,192 FNMA 4 .500 04/01/40 8,026
263,286 FNMA 5 .000 04/01/40 265,369
187,038 FNMA 5 .000 04/01/40 188,518
30,851 i FNMA LIBOR 12 M + 1.839% 2 .259 05/01/40 31,309
15,193 i FNMA LIBOR 12 M + 1.784% 2 .888 05/01/40 15,366
14,056 i FNMA LIBOR 12 M + 1.835% 3 .210 05/01/40 14,010
12,773 FNMA 4 .500 05/01/40 12,391
6,920,537 FNMA 2 .500 06/01/40 5,958,691
18,464 FNMA 4 .500 07/01/40 18,090
14,755 FNMA 4 .500 07/01/40 14,379
23,616 FNMA 5 .000 07/01/40 23,803
149,446 FNMA 4 .500 08/01/40 146,429
216,366 FNMA 4 .500 08/01/40 212,000
153,533 FNMA 5 .000 08/01/40 153,976
346,644 FNMA 4 .500 09/01/40 339,605
157,590 FNMA 4 .500 09/01/40 154,402
356,721 FNMA 6 .000 09/01/40 374,793
53,017 FNMA 3 .500 10/01/40 48,913
224,280 FNMA 4 .000 10/01/40 213,803
483,978 FNMA 4 .000 10/01/40 459,115

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 387,521 FNMA 4 .500% 10/01/40 $ 379,666
456,869 FNMA 3 .500 11/01/40 421,466
473,650 FNMA 4 .000 11/01/40 451,516
523,294 FNMA 4 .000 11/01/40 498,897
288,751 FNMA 4 .000 11/01/40 273,877
59,229 FNMA 4 .500 11/01/40 58,027
14,844,914 FNMA 2 .000 12/01/40 12,439,785
24,536 i FNMA LIBOR 12 M + 1.823% 2 .073 12/01/40 24,221
152,623 FNMA 4 .000 12/01/40 145,486
1,304,264 FNMA 4 .500 12/01/40 1,277,867
15,056 FNMA 3 .500 01/01/41 13,889
5,018,600 FNMA 1 .500 02/01/41 4,014,941
12,246,427 FNMA 2 .000 02/01/41 10,260,389
19,221 i FNMA LIBOR 12 M + 1.820% 2 .200 02/01/41 19,451
66,896 FNMA 3 .500 02/01/41 61,718
439,099 FNMA 4 .000 02/01/41 418,612
430,848 FNMA 4 .000 03/01/41 410,688
17,148,860 FNMA 2 .000 04/01/41 14,367,839
323,137 FNMA 4 .500 04/01/41 316,595
362,461 FNMA 4 .500 05/01/41 355,124
86,670 FNMA 4 .500 05/01/41 84,914
204,381 FNMA 4 .500 06/01/41 199,705
37,949 i FNMA LIBOR 12 M + 1.783% 3 .691 07/01/41 38,753
275,058 FNMA 4 .500 07/01/41 269,477
13,365,196 FNMA 2 .000 08/01/41 11,196,175
23,162,166 FNMA 1 .500 09/01/41 18,533,073
4,546,599 FNMA 2 .000 09/01/41 3,805,654
623,080 FNMA 4 .000 09/01/41 590,995
375,811 FNMA 4 .500 09/01/41 367,218
160,506 FNMA 5 .500 09/01/41 165,795
13,932,207 FNMA 1 .500 10/01/41 11,145,508
9,168,442 FNMA 2 .000 10/01/41 7,674,271
23,022 i FNMA LIBOR 12 M + 1.815% 2 .118 10/01/41 23,090
13,986,859 FNMA 2 .000 11/01/41 11,707,445
257,500 FNMA 3 .500 11/01/41 236,749
204,246 FNMA 3 .500 11/01/41 187,723
106,463 i FNMA LIBOR 12 M + 1.750% 2 .611 12/01/41 108,117
9,249,184 FNMA 3 .500 12/01/41 8,497,217
1,515,451 FNMA 3 .500 12/01/41 1,393,806
264,213 FNMA 4 .000 12/01/41 250,597
14,105,816 FNMA 2 .500 01/01/42 12,078,959
715,661 FNMA 3 .500 03/01/42 655,845
477,470 FNMA 4 .000 03/01/42 455,220
1,745,976 FNMA 3 .500 04/01/42 1,603,658
673,553 FNMA 3 .500 04/01/42 619,743
619,573 FNMA 4 .500 04/01/42 607,023
655,450 FNMA 5 .000 04/01/42 660,627
437,554 FNMA 4 .000 05/01/42 417,156
432,499 FNMA 5 .000 05/01/42 435,471
538,953 FNMA 3 .000 06/01/42 483,421
2,022,714 FNMA 3 .500 06/01/42 1,853,628
1,676,356 FNMA 4 .000 06/01/42 1,597,910
1,217,361 FNMA 4 .000 06/01/42 1,160,327
3,024,807 FNMA 3 .500 07/01/42 2,771,978
623,634 FNMA 4 .500 07/01/42 610,976
696,715 FNMA 3 .500 08/01/42 639,930
1,122,694 FNMA 3 .000 09/01/42 1,007,075
1,418,584 FNMA 3 .500 09/01/42 1,302,944
7,343,474 FNMA 4 .500 09/01/42 7,194,899
2,607,541 FNMA 3 .000 10/01/42 2,338,948

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 656,161 FNMA 3 .500% 10/01/42 $ 601,305
1,213,761 FNMA 2 .500 01/01/43 1,031,933
3,769,676 FNMA 3 .000 01/01/43 3,376,985
4,415,729 FNMA 3 .000 02/01/43 3,956,402
8,476,048 FNMA 3 .000 04/01/43 7,589,514
12,040,450 FNMA 3 .000 04/01/43 10,777,979
1,033,749 FNMA 3 .000 04/01/43 926,169
2,952,521 FNMA 3 .000 04/01/43 2,644,478
2,862,792 FNMA 3 .000 06/01/43 2,561,258
64,519 i FNMA LIBOR 12 M + 1.695% 3 .567 06/01/43 65,370
2,697,112 FNMA 3 .000 07/01/43 2,412,421
6,912,021 FNMA 3 .500 07/01/43 6,348,312
1,951,811 FNMA 3 .500 07/01/43 1,788,601
23,667 i FNMA LIBOR 12 M + 1.550% 3 .800 07/01/43 23,682
2,409,449 FNMA 3 .000 08/01/43 2,153,388
1,321,185 FNMA 4 .000 08/01/43 1,256,537
2,070,569 FNMA 3 .000 09/01/43 1,852,193
2,221,640 FNMA 3 .500 09/01/43 2,040,575
2,100,021 FNMA 3 .500 10/01/43 1,928,747
190,828 FNMA 4 .500 10/01/43 186,468
547,962 FNMA 4 .000 11/01/43 520,575
1,225,386 FNMA 4 .000 11/01/43 1,164,150
367,648 FNMA 4 .500 12/01/43 360,183
1,258,920 FNMA 4 .500 12/01/43 1,233,427
1,424,511 FNMA 4 .000 01/01/44 1,353,320
19,989,293 FNMA 4 .000 03/01/44 18,914,658
856,560 FNMA 4 .000 05/01/44 813,968
860,052 FNMA 4 .000 07/01/44 817,227
874,019 FNMA 4 .000 07/01/44 826,915
633,952 FNMA 3 .500 09/01/44 582,522
779,020 FNMA 4 .000 09/01/44 740,332
2,009,207 FNMA 3 .500 10/01/44 1,846,284
5,470,203 FNMA 5 .000 11/01/44 5,513,417
835,834 FNMA 4 .000 12/01/44 794,291
6,935,356 FNMA 3 .000 01/01/45 6,211,134
2,034,320 FNMA 3 .000 01/01/45 1,818,487
8,019,843 FNMA 3 .500 01/01/45 7,368,237
3,313,538 FNMA 3 .500 02/01/45 3,037,808
2,218,766 FNMA 3 .000 04/01/45 1,977,806
2,942,118 FNMA 3 .500 05/01/45 2,697,239
3,365,133 FNMA 3 .500 07/01/45 3,091,604
3,420,168 FNMA 4 .000 07/01/45 3,245,868
10,900,348 FNMA 3 .500 09/01/45 10,014,143
5,072,545 FNMA 3 .000 11/01/45 4,524,073
2,132,301 FNMA 3 .500 11/01/45 1,959,369
6,461,429 FNMA 4 .000 11/01/45 6,131,035
1,709,852 FNMA 3 .500 12/01/45 1,571,237
6,074,585 FNMA 3 .500 12/01/45 5,581,819
2,933,188 FNMA 3 .500 12/01/45 2,695,531
8,493,787 FNMA 3 .500 01/01/46 7,784,330
1,622,119 FNMA 3 .500 02/01/46 1,490,527
4,445,782 FNMA 3 .500 04/01/46 4,093,785
2,550,363 FNMA 4 .500 05/01/46 2,483,565
2,248,875 FNMA 3 .000 06/01/46 2,002,906
3,460,068 FNMA 3 .500 07/01/46 3,177,889
5,980,471 FNMA 3 .500 08/01/46 5,494,373
3,343,765 FNMA 4 .000 08/01/46 3,170,722
3,499,793 FNMA 3 .000 09/01/46 3,114,582
4,326,321 FNMA 3 .000 10/01/46 3,848,409
22,523,108 FNMA 3 .000 11/01/46 19,999,458

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,026,603 FNMA 3 .500% 12/01/46 $ 1,856,320
26,701,994 FNMA 3 .000 01/01/47 23,689,992
3,366,500 FNMA 3 .000 02/01/47 2,989,715
2,283,627 FNMA 4 .000 02/01/47 2,164,664
4,776,820 FNMA 3 .000 03/01/47 4,242,168
2,925,417 FNMA 3 .500 03/01/47 2,676,899
688,545 FNMA 4 .000 03/01/47 652,676
531,959 FNMA 4 .500 03/01/47 514,508
4,349,673 FNMA 3 .000 04/01/47 3,881,370
6,698,755 FNMA 3 .000 04/01/47 5,946,322
3,863,963 FNMA 3 .500 04/01/47 3,515,745
1,938,590 FNMA 3 .500 05/01/47 1,782,524
3,868,426 FNMA 3 .500 07/01/47 3,553,897
15,087,285 FNMA 4 .000 07/01/47 14,275,890
19,867,796 FNMA 3 .500 11/01/47 18,113,169
1,481,225 FNMA 4 .500 11/01/47 1,434,966
1,956,196 FNMA 3 .500 01/01/48 1,789,116
7,240,798 FNMA 4 .000 01/01/48 6,844,928
1,129,667 FNMA 3 .000 02/01/48 996,900
1,607,219 FNMA 3 .500 02/01/48 1,469,080
11,153,975 FNMA 3 .500 04/01/48 10,172,105
2,313,556 FNMA 4 .000 04/01/48 2,192,273
200,956 FNMA 4 .500 04/01/48 194,426
3,404,875 FNMA 3 .500 06/01/48 3,112,362
5,961,345 FNMA 4 .000 07/01/48 5,620,240
3,848,165 FNMA 4 .500 07/01/48 3,702,715
2,195,203 FNMA 4 .000 08/01/48 2,068,620
1,621,176 FNMA 4 .000 10/01/48 1,531,871
2,274,250 FNMA 4 .500 10/01/48 2,196,106
17,772,623 FNMA 3 .000 11/01/48 15,798,692
4,418,557 FNMA 4 .000 11/01/48 4,170,835
1,588,612 FNMA 4 .500 11/01/48 1,529,930
1,640,077 FNMA 4 .000 12/01/48 1,546,671
1,410,295 FNMA 4 .500 01/01/49 1,361,368
3,811,578 FNMA 4 .500 02/01/49 3,680,709
4,800,742 FNMA 4 .000 04/01/49 4,533,461
4,497,990 FNMA 5 .000 04/01/49 4,460,408
5,275,630 FNMA 3 .500 07/01/49 4,801,822
19,668,394 FNMA 3 .500 08/01/49 17,901,310
3,173,158 FNMA 4 .000 08/01/49 2,984,757
11,317,588 FNMA 3 .000 09/01/49 9,944,640
14,146,600 FNMA 3 .000 12/01/49 12,514,472
6,355,486 FNMA 3 .000 12/01/49 5,582,722
12,321,953 FNMA 3 .000 12/01/49 10,804,413
25,133,600 FNMA 3 .000 02/01/50 22,180,299
11,579,947 FNMA 3 .500 02/01/50 10,593,228
15,549,715 FNMA 3 .000 03/01/50 13,631,461
22,444,644 FNMA 3 .000 05/01/50 19,703,206
12,496,309 FNMA 3 .000 06/01/50 10,960,458
10,445,405 FNMA 4 .000 06/01/50 9,790,730
12,004,821 FNMA 4 .000 08/01/50 11,236,716
32,182,463 FNMA 2 .500 09/01/50 27,243,468
173,532,804 FNMA 2 .500 10/01/50 146,729,193
21,454,106 FNMA 1 .500 11/01/50 16,510,671
105,506,403 FNMA 2 .000 11/01/50 86,009,408
15,572,038 FNMA 2 .500 11/01/50 13,165,574
60,337,852 FNMA 1 .500 12/01/50 46,417,750
111,962,282 FNMA 2 .000 12/01/50 91,115,701
10,086,520 FNMA 2 .500 12/01/50 8,527,530
84,892,020 FNMA 2 .000 01/01/51 69,184,725

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 8,838,366 FNMA 1 .500% 02/01/51 $ 6,797,225
8,073,222 FNMA 2 .000 02/01/51 6,579,987
102,123,322 FNMA 2 .500 02/01/51 86,331,068
53,300,920 FNMA 1 .500 03/01/51 40,991,074
115,285,316 FNMA 2 .000 03/01/51 93,887,893
23,082,376 FNMA 1 .500 04/01/51 17,752,902
139,267,714 FNMA 2 .000 04/01/51 113,398,815
31,657,466 FNMA 2 .500 04/01/51 26,734,992
88,779,224 FNMA 2 .000 05/01/51 72,269,079
85,497,353 FNMA 2 .000 06/01/51 69,591,410
50,847,037 FNMA 2 .500 06/01/51 43,000,626
54,542,976 FNMA 2 .000 07/01/51 44,383,587
83,476,208 FNMA 2 .000 08/01/51 67,901,840
102,738,463 FNMA 2 .500 08/01/51 86,641,707
46,441,441 FNMA 2 .000 09/01/51 37,767,967
44,767,298 FNMA 2 .500 09/01/51 37,741,276
89,914,853 FNMA 2 .000 11/01/51 72,988,596
46,402,072 FNMA 2 .500 11/01/51 39,088,174
71,993,868 FNMA 2 .000 12/01/51 58,356,850
76,699,934 FNMA 2 .000 12/01/51 62,259,974
84,677,028 FNMA 2 .500 12/01/51 71,309,268
95,105,330 FNMA 2 .500 01/01/52 80,069,259
74,346,896 FNMA 3 .000 01/01/52 64,958,240
62,816,690 FNMA 2 .000 02/01/52 51,028,746
18,456,578 FNMA 3 .500 02/01/52 16,645,795
82,141,306 FNMA 2 .500 03/01/52 69,103,860
9,453,656 FNMA 3 .500 03/01/52 8,520,040
36,788,314 FNMA 2 .000 04/01/52 29,855,432
9,657,247 FNMA 3 .500 04/01/52 8,702,261
58,870,441 FNMA 2 .500 05/01/52 49,513,738
20,083,101 FNMA 3 .000 05/01/52 17,501,461
7,813,681 FNMA 3 .500 05/01/52 7,042,618
60,440,562 FNMA 4 .000 05/01/52 56,173,419
9,837,896 FNMA 2 .500 06/01/52 8,276,448
4,905,531 FNMA 3 .500 06/01/52 4,422,718
14,690,194 FNMA 4 .000 06/01/52 13,647,101
34,157,897 FNMA 4 .500 06/01/52 32,632,450
39,708,096 FNMA 3 .500 07/01/52 35,809,677
9,821,787 FNMA 4 .000 07/01/52 9,124,264
33,227,158 h FNMA 4 .000 07/01/52 30,848,564
9,795,886 FNMA 4 .500 07/01/52 9,358,414
24,664,430 FNMA 4 .500 07/01/52 23,562,949
24,335,786 FNMA 5 .000 07/01/52 23,732,207
7,248,751 FNMA 2 .500 08/01/52 6,104,510
4,929,346 FNMA 5 .000 08/01/52 4,807,013
9,984,070 FNMA 3 .500 09/01/52 8,998,272
14,923,160 h FNMA 4 .500 09/01/52 14,256,711
9,000,000 FNMA 4 .000 10/01/52 8,358,016
20,000,000 FNMA 4 .500 10/01/52 19,106,826
8,000,000 FNMA 5 .000 10/01/52 7,801,454
15,000,000 h FNMA 5 .000 10/01/52 14,627,732
17,004,149 h FNMA 5 .500 10/01/52 16,939,541
1,867,116 FNMA 3 .500 07/01/55 1,711,829
216 Government National Mortgage Association (GNMA) 4 .500 01/20/24 213
2,445 GNMA 4 .000 04/15/24 2,397
190 GNMA 4 .500 07/15/24 188
13,585 GNMA 4 .000 08/15/24 13,314
3,275 GNMA 4 .500 08/15/24 3,243
8,365 GNMA 4 .000 09/15/24 8,163
2,311 GNMA 4 .500 01/15/25 2,289

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 21,768 GNMA 4 .000% 08/15/25 $ 21,328
10,880 GNMA 3 .500 03/15/26 10,354
12,407 GNMA 4 .000 04/15/26 12,153
13,713 GNMA 4 .000 06/20/26 13,241
21,780 GNMA 3 .500 11/20/26 20,717
106,605 GNMA 3 .000 12/15/26 103,822
350,904 GNMA 2 .500 04/20/27 337,592
286,057 GNMA 2 .500 09/20/27 274,155
165 GNMA 6 .500 09/15/28 170
98 GNMA 6 .500 09/15/28 102
819 GNMA 6 .500 11/15/28 846
153 GNMA 7 .500 11/15/28 153
433,290 GNMA 3 .500 11/20/28 412,659
4,904 GNMA 8 .500 10/15/30 4,967
1,671 GNMA 8 .500 10/20/30 1,758
208 GNMA 8 .500 12/15/30 225
240 GNMA 7 .000 06/20/31 250
213 GNMA 7 .000 07/15/31 213
2,160,701 GNMA 3 .000 08/20/32 2,005,207
83,389 GNMA 6 .000 10/15/32 89,161
11,419 GNMA 5 .500 12/20/32 11,930
28,436 GNMA 5 .500 05/15/33 28,771
2,960 GNMA 5 .000 07/15/33 2,927
12,658 GNMA 5 .500 07/15/33 13,025
3,144 GNMA 5 .000 07/20/33 3,197
8,974 GNMA 5 .000 08/15/33 8,874
13,061 GNMA 5 .000 08/15/33 12,919
50,424 GNMA 5 .500 09/15/33 52,095
42,958 GNMA 6 .000 11/20/33 45,120
18,372 GNMA 5 .500 05/20/34 18,638
27,819 GNMA 6 .000 09/20/34 29,513
1,820 GNMA 5 .000 10/20/34 1,851
50,484 GNMA 5 .500 11/15/34 52,891
26,874 GNMA 6 .500 01/15/35 28,020
14,682 GNMA 5 .500 02/20/35 15,105
269,017 GNMA 5 .000 03/20/35 273,583
81,764 GNMA 5 .000 04/15/35 81,987
83,216 GNMA 5 .500 05/20/35 86,928
2,863 GNMA 5 .000 09/20/35 2,874
2,015 GNMA 5 .000 11/15/35 2,038
3,156 GNMA 5 .000 11/15/35 3,121
22,963 GNMA 5 .500 02/20/36 23,989
3,235 GNMA 5 .500 03/15/36 3,401
7,197 GNMA 5 .500 05/20/36 7,431
2,884 GNMA 6 .500 06/15/36 2,986
69,553 GNMA 5 .500 06/20/36 72,655
4,385 GNMA 5 .000 09/15/36 4,438
2,207 GNMA 6 .000 09/15/36 2,292
6,909 GNMA 6 .000 10/20/36 7,418
4,659 GNMA 5 .000 12/15/36 4,715
4,277 GNMA 6 .000 01/20/37 4,593
57,559 GNMA 5 .500 02/15/37 59,044
15,718 GNMA 6 .000 02/20/37 16,884
107,799 GNMA 6 .000 04/15/37 116,381
40,932 GNMA 6 .000 04/20/37 41,866
6,977 GNMA 6 .000 06/15/37 7,152
8,471 GNMA 6 .000 08/20/37 9,099
7,253 GNMA 6 .500 08/20/37 7,617
33,328 GNMA 6 .500 11/20/37 35,368
11,094 GNMA 6 .000 12/15/37 11,778

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,776 GNMA 5 .000% 02/20/38 $ 1,806
40,803 GNMA 5 .000 04/15/38 40,698
1,359 GNMA 5 .500 05/20/38 1,394
6,343 GNMA 5 .500 06/15/38 6,669
21,895 GNMA 6 .000 06/20/38 23,518
20,359 GNMA 5 .500 07/15/38 21,396
155,421 GNMA 5 .000 07/20/38 158,051
148,550 GNMA 5 .500 07/20/38 151,362
4,607 GNMA 5 .500 08/15/38 4,878
47,474 GNMA 6 .000 08/15/38 51,150
42,310 GNMA 6 .000 08/15/38 43,619
14,796 GNMA 6 .000 08/20/38 15,887
57,862 GNMA 6 .000 09/20/38 61,886
32,788 GNMA 5 .000 10/15/38 32,424
6,101 GNMA 5 .500 10/15/38 6,376
7,493 GNMA 6 .500 10/20/38 7,523
3,125 GNMA 6 .500 10/20/38 3,307
782 GNMA 5 .500 11/15/38 827
13,464 GNMA 6 .500 11/20/38 14,217
43,683 GNMA 6 .000 12/15/38 46,085
912 GNMA 6 .500 12/15/38 946
11,090 GNMA 5 .000 01/15/39 11,224
228,470 GNMA 4 .500 01/20/39 225,767
33,390 GNMA 6 .500 01/20/39 35,233
9,269 GNMA 5 .000 02/15/39 9,350
727 GNMA 6 .000 02/15/39 744
106,000 GNMA 4 .500 03/15/39 103,544
8,108 GNMA 4 .500 03/15/39 7,996
3,159 GNMA 4 .500 03/20/39 3,122
63,356 GNMA 5 .500 03/20/39 66,198
5,473 GNMA 4 .500 04/15/39 5,383
105,974 GNMA 5 .500 04/15/39 111,444
2,158 GNMA 5 .000 04/20/39 2,194
9,327 GNMA 4 .000 05/15/39 8,963
153,967 GNMA 4 .500 05/15/39 151,680
76,497 GNMA 5 .000 05/15/39 76,981
11,301 GNMA 4 .000 05/20/39 10,796
27,754 GNMA 4 .500 05/20/39 27,426
663,955 GNMA 5 .000 05/20/39 675,142
4,251 GNMA 4 .500 06/15/39 4,181
387,006 GNMA 4 .500 06/15/39 390,649
646,029 GNMA 5 .000 06/15/39 650,087
450,059 GNMA 5 .000 06/15/39 449,743
10,427 GNMA 5 .000 06/15/39 10,554
4,172 GNMA 5 .000 06/15/39 4,208
4,879 GNMA 5 .000 06/15/39 4,938
6,320 GNMA 4 .000 06/20/39 6,036
4,137 GNMA 5 .000 06/20/39 4,206
434,477 GNMA 4 .000 07/15/39 414,957
5,078 GNMA 4 .500 07/15/39 4,961
13,450 GNMA 4 .500 07/15/39 13,140
543,815 GNMA 4 .500 07/15/39 535,777
7,023 GNMA 5 .000 07/15/39 7,108
60,456 GNMA 4 .500 07/20/39 59,741
57,051 GNMA 5 .000 07/20/39 58,007
6,667 GNMA 5 .500 07/20/39 6,966
27,535 GNMA 4 .000 08/15/39 26,388
50,839 GNMA 5 .000 08/15/39 50,862
3,512 GNMA 5 .500 08/15/39 3,603
17,968 GNMA 6 .000 08/15/39 18,397

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 18,718 GNMA 4 .000% 08/20/39 $ 17,878
14,336 GNMA 5 .000 08/20/39 14,570
19,674 GNMA 5 .000 09/20/39 19,839
4,291 GNMA 4 .500 10/15/39 4,192
2,216 GNMA 5 .000 10/15/39 2,235
6,161 GNMA 4 .500 10/20/39 6,088
12,944 GNMA 4 .500 11/15/39 12,753
8,838 GNMA 4 .500 11/20/39 8,734
10,870 GNMA 5 .000 11/20/39 11,028
20,114 GNMA 4 .500 12/15/39 19,621
302,276 GNMA 4 .500 12/15/39 297,785
8,878 GNMA 4 .500 12/20/39 8,773
342,763 GNMA 5 .000 12/20/39 347,743
294,249 GNMA 4 .500 01/20/40 290,759
5,186 GNMA 5 .500 01/20/40 5,413
198,513 GNMA 5 .500 02/15/40 210,139
26,314 GNMA 4 .000 03/15/40 25,380
4,810 GNMA 5 .000 03/15/40 4,780
1,389 GNMA 4 .500 04/15/40 1,350
53,937 GNMA 5 .000 04/15/40 53,963
11,917 GNMA 4 .500 04/20/40 11,775
1,845 GNMA 4 .500 05/15/40 1,818
55,029 GNMA 5 .000 05/15/40 55,274
93,058 i GNMA DGS1 + 1.500% 2 .875 05/20/40 92,747
2,480 GNMA 4 .500 05/20/40 2,451
1,154,004 GNMA 4 .500 06/15/40 1,138,050
3,299 GNMA 4 .500 06/15/40 3,251
3,530 GNMA 4 .500 06/15/40 3,477
62,437 GNMA 5 .000 06/20/40 63,114
111,042 GNMA 4 .500 07/15/40 109,393
33,002 GNMA 4 .500 07/15/40 32,236
419,281 GNMA 4 .500 07/20/40 414,317
12,712 GNMA 5 .000 07/20/40 12,795
84,142 GNMA 4 .000 08/15/40 80,112
454,149 GNMA 4 .000 08/15/40 433,122
42,129 GNMA 4 .500 08/15/40 41,542
30,856 GNMA 4 .500 08/20/40 30,491
27,398 GNMA 4 .500 09/20/40 27,074
10,206 GNMA 5 .500 09/20/40 10,660
9,885 GNMA 6 .500 09/20/40 10,262
14,054 GNMA 4 .000 10/15/40 13,453
22,937 GNMA 6 .000 10/20/40 24,634
163,639 GNMA 4 .000 11/15/40 155,807
358,938 GNMA 4 .000 11/20/40 342,802
82,126 GNMA 3 .500 12/15/40 76,544
163,365 GNMA 5 .500 12/20/40 170,680
460,525 GNMA 4 .000 01/15/41 443,304
967,459 GNMA 4 .000 01/20/41 920,312
91,890 GNMA 4 .000 02/15/41 88,412
264,605 GNMA 4 .500 02/20/41 258,577
155,533 GNMA 4 .500 03/15/41 153,408
302,265 GNMA 4 .500 04/20/41 298,686
69,818 GNMA 5 .000 04/20/41 70,489
23,483 i GNMA DGS1 + 1.500% 2 .875 06/20/41 23,421
59,099 GNMA 4 .000 07/15/41 56,876
125,147 GNMA 4 .000 07/20/41 119,512
425,935 GNMA 4 .500 07/20/41 420,891
375,295 GNMA 5 .000 07/20/41 379,122
84,111 GNMA 4 .500 08/15/41 82,862
183,217 GNMA 5 .000 08/20/41 184,980

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 255,087 GNMA 4 .000% 09/15/41 $ 243,297
13,739 i GNMA DGS1 + 1.500% 1 .625 09/20/41 13,563
586,675 GNMA 4 .000 09/20/41 560,299
42,740 GNMA 4 .000 10/15/41 41,114
27,134 i GNMA DGS1 + 1.500% 1 .750 10/20/41 26,689
15,759 i GNMA DGS1 + 1.500% 1 .750 10/20/41 15,501
750,539 GNMA 4 .000 10/20/41 716,798
110,711 GNMA 5 .500 10/20/41 115,675
202,463 GNMA 3 .500 11/15/41 188,749
529,185 GNMA 4 .000 11/15/41 506,481
999,350 GNMA 4 .500 11/20/41 987,535
448,406 GNMA 5 .000 11/20/41 452,997
100,367 GNMA 6 .000 11/20/41 107,806
528,824 GNMA 3 .500 01/20/42 492,007
74,598 i GNMA DGS1 + 1.500% 2 .625 02/20/42 74,463
252,682 GNMA 3 .500 03/20/42 235,005
485,147 GNMA 4 .500 03/20/42 479,395
471,966 GNMA 3 .500 04/15/42 439,993
1,016,046 GNMA 3 .500 05/20/42 929,952
2,396,246 GNMA 3 .500 05/20/42 2,227,121
557,868 GNMA 4 .000 05/20/42 536,406
994,149 GNMA 3 .500 07/15/42 926,784
100,550 i GNMA DGS1 + 1.500% 1 .625 07/20/42 99,299
561,318 GNMA 3 .500 07/20/42 521,314
741,382 GNMA 3 .000 08/20/42 666,659
1,026,599 GNMA 3 .500 08/20/42 944,822
2,331,712 GNMA 3 .500 08/20/42 2,157,827
542,044 GNMA 6 .000 08/20/42 581,912
946,241 GNMA 3 .500 10/20/42 873,817
1,098,982 GNMA 3 .000 11/20/42 988,342
1,285,770 GNMA 3 .000 12/20/42 1,156,271
1,086,787 GNMA 3 .000 12/20/42 975,701
718,801 GNMA 3 .000 01/15/43 642,252
2,883,064 GNMA 3 .000 01/15/43 2,575,405
960,062 GNMA 3 .000 01/20/43 863,382
1,639,037 GNMA 3 .000 02/20/43 1,474,070
1,293,839 GNMA 3 .000 02/20/43 1,179,581
272,288 GNMA 3 .000 04/15/43 243,290
317,206 GNMA 5 .000 04/20/43 322,619
648,880 GNMA 3 .000 05/20/43 583,551
986,898 GNMA 3 .000 06/20/43 887,505
2,521,383 GNMA 3 .500 06/20/43 2,309,092
2,155,041 GNMA 3 .000 07/20/43 1,937,747
1,017,995 GNMA 3 .500 07/20/43 943,499
4,289,256 GNMA 4 .500 08/20/43 4,280,646
1,408,564 GNMA 3 .500 09/20/43 1,304,531
456,707 GNMA 4 .000 09/20/43 433,388
5,917,601 GNMA 3 .500 10/20/43 5,480,513
2,737,349 GNMA 4 .000 10/20/43 2,597,542
253,418 GNMA 3 .500 11/20/43 234,704
492,527 GNMA 4 .000 11/20/43 467,370
470,474 GNMA 4 .500 12/20/43 469,241
520,190 GNMA 4 .500 01/20/44 519,146
619,264 GNMA 3 .500 02/20/44 573,539
837,203 GNMA 4 .000 02/20/44 794,500
832,915 GNMA 4 .000 05/20/44 790,456
869,339 GNMA 4 .000 06/20/44 824,998
2,254,870 GNMA 3 .500 07/20/44 2,088,385
6,932,579 GNMA 3 .500 10/20/44 6,420,457
724,141 GNMA 4 .500 10/20/44 717,458

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,599,576 GNMA 3 .500% 11/20/44 $ 1,481,464
1,998,977 GNMA 3 .000 12/20/44 1,799,486
3,704,314 GNMA 4 .000 12/20/44 3,515,200
5,047,887 GNMA 3 .500 02/20/45 4,674,958
2,972,073 GNMA 4 .000 03/20/45 2,820,429
2,053,127 GNMA 3 .000 04/20/45 1,846,510
4,380,824 GNMA 3 .000 06/20/45 3,938,620
9,957,551 GNMA 3 .000 07/20/45 8,951,424
3,388,025 GNMA 4 .000 10/20/45 3,215,384
5,717,543 GNMA 4 .000 11/20/45 5,436,763
2,544,238 GNMA 3 .000 12/20/45 2,279,869
2,285,911 GNMA 3 .500 12/20/45 2,107,090
12,325,794 GNMA 3 .000 03/20/46 11,075,068
4,296,247 GNMA 3 .000 04/20/46 3,867,241
2,609,166 GNMA 4 .000 04/20/46 2,459,085
11,573,089 GNMA 3 .000 05/20/46 10,402,034
7,143,955 GNMA 3 .500 05/20/46 6,605,826
2,638,732 GNMA 3 .000 06/20/46 2,365,452
1,605,933 GNMA 3 .500 06/20/46 1,484,242
1,994,939 GNMA 3 .000 07/20/46 1,792,159
3,410,220 GNMA 3 .500 08/20/46 3,151,825
1,929,868 GNMA 3 .000 09/20/46 1,732,069
7,942,010 GNMA 3 .500 09/20/46 7,338,327
3,777,890 GNMA 3 .000 10/20/46 3,383,933
2,085,004 GNMA 3 .000 12/20/46 1,871,497
13,013,577 GNMA 3 .000 01/20/47 11,637,895
1,492,708 GNMA 4 .000 01/20/47 1,416,773
3,252,424 GNMA 4 .000 04/20/47 3,085,140
3,441,114 GNMA 3 .500 05/20/47 3,179,534
1,751,753 GNMA 3 .500 06/20/47 1,617,329
2,217,604 GNMA 3 .000 07/20/47 1,987,761
4,062,400 GNMA 4 .500 07/20/47 3,949,922
4,148,405 GNMA 3 .000 08/20/47 3,718,488
4,622,999 GNMA 3 .500 08/20/47 4,264,323
8,220,279 GNMA 3 .000 09/20/47 7,366,653
10,488,821 GNMA 4 .000 09/20/47 9,981,485
7,460,324 GNMA 3 .500 11/20/47 6,869,124
5,554,512 GNMA 3 .500 12/20/47 5,120,526
3,529,296 GNMA 3 .500 01/20/48 3,250,684
4,456,879 GNMA 4 .000 05/20/48 4,222,488
3,302,481 GNMA 4 .000 06/20/48 3,117,217
7,678,347 GNMA 3 .500 07/20/48 7,072,792
3,453,457 GNMA 4 .000 08/20/48 3,270,611
2,453,712 GNMA 5 .000 08/20/48 2,414,359
2,237,082 GNMA 4 .500 09/20/48 2,171,654
1,904,612 GNMA 5 .000 10/20/48 1,877,005
1,552,580 GNMA 4 .500 11/20/48 1,506,503
3,585,534 GNMA 3 .500 04/20/49 3,296,338
12,075,053 GNMA 4 .500 04/20/49 11,686,629
3,668,813 GNMA 4 .000 05/20/49 3,458,045
2,333,050 GNMA 3 .500 06/20/49 2,132,456
5,251,827 GNMA 3 .500 09/20/49 4,824,312
3,776,875 GNMA 3 .500 11/20/49 3,466,836
29,112,241 GNMA 2 .500 12/20/49 25,188,794
15,812,981 GNMA 3 .000 02/20/50 14,091,793
8,236,150 GNMA 3 .500 02/20/50 7,564,633
11,592,905 GNMA 3 .500 04/20/50 10,644,285
10,877,064 GNMA 3 .000 05/20/50 9,682,484
44,853,798 GNMA 3 .000 08/20/50 39,894,194
11,374,664 GNMA 3 .000 09/20/50 10,119,756

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 17,419,480 GNMA 2 .500% 10/20/50 $ 15,044,651
45,303,529 GNMA 2 .000 11/20/50 38,034,014
15,544,719 GNMA 2 .500 12/20/50 13,423,165
22,352,990 GNMA 2 .000 01/20/51 18,762,522
6,691,019 GNMA 2 .500 01/20/51 5,776,323
15,936,807 GNMA 2 .000 02/20/51 13,375,609
4,358,982 GNMA 1 .500 04/20/51 3,487,771
18,690,875 GNMA 2 .000 04/20/51 15,679,309
39,386,123 GNMA 2 .500 04/20/51 33,992,444
16,199,674 GNMA 2 .500 05/20/51 13,985,552
84,900,417 GNMA 2 .500 07/20/51 73,241,297
22,262,192 GNMA 2 .500 08/20/51 19,213,901
27,244,803 GNMA 2 .500 09/20/51 23,498,112
177,335,846 GNMA 2 .000 11/20/51 148,356,669
19,038,098 GNMA 2 .000 12/20/51 15,923,243
28,292,009 GNMA 2 .500 12/20/51 24,394,996
28,042,642 GNMA 3 .000 12/20/51 24,835,995
4,779,743 GNMA 3 .500 01/20/52 4,360,155
14,488,422 GNMA 2 .500 02/20/52 12,486,591
29,146,875 GNMA 3 .500 02/20/52 26,622,782
10,288,682 GNMA 2 .000 04/20/52 8,584,913
14,879,864 GNMA 2 .500 04/20/52 12,798,929
19,578,506 GNMA 3 .000 04/20/52 17,336,590
9,811,505 GNMA 2 .500 05/20/52 8,448,191
9,890,352 GNMA 4 .000 05/20/52 9,252,587
4,939,160 GNMA 3 .000 06/20/52 4,373,724
9,913,696 GNMA 4 .000 06/20/52 9,274,767
9,936,506 GNMA 3 .500 07/20/52 9,057,477
4,975,970 GNMA 4 .500 07/20/52 4,770,199
4,982,513 GNMA 3 .500 08/20/52 4,540,220
9,979,261 GNMA 4 .000 08/20/52 9,334,687
4,989,062 GNMA 4 .500 08/20/52 4,782,504
4,989,892 GNMA 5 .000 08/20/52 4,893,519
5,000,000 GNMA 3 .500 09/20/52 4,552,913
6,000,000 GNMA 4 .000 09/20/52 5,609,878
10,000,000 GNMA 4 .500 09/20/52 9,583,787
5,000,000 GNMA 5 .000 09/20/52 4,906,038
10,000,000 GNMA 5 .500 09/20/52 10,039,952
TOTAL MORTGAGE BACKED 5,198,068,681
MUNICIPAL BONDS - 0 .8%
200,000 Alabama Economic Settlement Authority 4 .263 09/15/32 188,949
250,000 Alabama Federal Aid Highway Finance Authority 2 .650 09/01/37 185,667
300,000 American Municipal Power 7 .834 02/15/41 370,840
480,000 American Municipal Power 6 .270 02/15/50 511,618
1,165,000 American Municipal Power 8 .084 02/15/50 1,551,155
750,000 American University 3 .672 04/01/49 586,000
750,000 Bay Area Toll Authority 2 .574 04/01/31 644,792
1,000,000 Bay Area Toll Authority 6 .918 04/01/40 1,158,615
2,000,000 Bay Area Toll Authority 6 .263 04/01/49 2,282,428
755,000 Bay Area Toll Authority 3 .126 04/01/55 511,170
100,000 California Health Facilities Financing Authority 4 .190 06/01/37 87,388
100,000 California Health Facilities Financing Authority 4 .353 06/01/41 88,711
200,000 California Institute of Technology 4 .321 08/01/45 174,374
750,000 California Institute of Technology 3 .650 09/01/19 468,430
200,000 California State University 3 .899 11/01/47 170,479
1,000,000 California State University 2 .897 11/01/51 688,999
750,000 California State University 2 .975 11/01/51 515,415
950,000 California State University 2 .939 11/01/52 630,437
720,000 Central Puget Sound Regional Transit Authority 5 .491 11/01/39 756,637

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,665,000 Charlotte-Mecklenburg Hospital Authority 3 .204% 01/15/51 $ 1,179,446
460,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 496,326
2,250,000 Chicago O'Hare International Airport 6 .395 01/01/40 2,540,772
200,000 Chicago O'Hare International Airport 4 .472 01/01/49 176,322
200,000 Chicago O'Hare International Airport 4 .572 01/01/54 176,326
680,000 City of Atlanta GA Water & Wastewater Revenue 2 .257 11/01/35 517,320
690,000 City of Houston TX 3 .961 03/01/47 581,701
140,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 119,124
1,000,000 City of Riverside CA 3 .857 06/01/45 833,939
310,000 City of San Antonio TX Electric & Gas Systems Revenue 2 .905 02/01/48 218,380
310,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 253,466
865,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 649,349
875,000 City of Tucson AZ 2 .856 07/01/47 604,133
750,000 City Public Service Board of San Antonio TX 5 .808 02/01/41 786,101
150,000 Colorado Bridge Enterprise 6 .078 12/01/40 162,961
200,000 Commonwealth Financing Authority 4 .014 06/01/33 180,974
100,000 Commonwealth Financing Authority 3 .864 06/01/38 85,168
100,000 Commonwealth Financing Authority 4 .144 06/01/38 87,849
645,000 Commonwealth Financing Authority 3 .807 06/01/41 519,090
825,000 Commonwealth Financing Authority 2 .991 06/01/42 580,223
1,000,000 Commonwealth of Massachusetts 3 .769 07/15/29 943,000
1,000,000 Commonwealth of Massachusetts 4 .110 07/15/31 959,960
500,000 Commonwealth of Massachusetts 5 .731 06/01/40 523,183
1,000,000 Commonwealth of Massachusetts 2 .514 07/01/41 717,996
100,000 Commonwealth of Massachusetts 3 .277 06/01/46 76,575
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 532,924
130,000 County of Broward FL Airport System Revenue 3 .477 10/01/43 100,335
200,000 County of Clark NV 6 .820 07/01/45 239,031
135,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 117,353
200,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 156,448
1,000,000 County of Riverside CA 3 .818 02/15/38 856,911
1,485,000 Dallas Area Rapid Transit 2 .613 12/01/48 972,655
750,000 Dallas Area Rapid Transit 5 .022 12/01/48 730,812
255,000 Dallas Fort Worth International Airport 2 .843 11/01/46 179,197
235,000 Dallas Fort Worth International Airport 4 .087 11/01/51 194,636
445,000 Dallas Fort Worth International Airport 4 .507 11/01/51 389,350
250,000 Dallas/Fort Worth International Airport 2 .994 11/01/38 202,441
235,000 Dallas/Fort Worth International Airport 3 .089 11/01/40 180,131
100,000 Dallas/Fort Worth International Airport 3 .144 11/01/45 73,332
210,000 Dallas/Fort Worth International Airport 2 .919 11/01/50 143,558
350,000 Denver City & County School District No. 1 4 .242 12/15/37 319,895
200,000 District of Columbia 5 .591 12/01/34 207,435
470,000 District of Columbia Water & Sewer Authority 3 .207 10/01/48 345,021
445,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 391,646
500,000 Duke University 2 .682 10/01/44 362,601
115,000 Duke University 3 .299 10/01/46 87,078
500,000 Duke University 2 .757 10/01/50 341,596
500,000 Duke University 2 .832 10/01/55 327,095
5,000 Energy Northwest 2 .814 07/01/24 4,898
360,000 Foothill-Eastern Transportation Corridor Agency 4 .094 01/15/49 265,185
300,000 Foothill-Eastern Transportation Corridor Agency 3 .924 01/15/53 217,778
300,000 George Washington University 4 .300 09/15/44 255,276
200,000 George Washington University 4 .868 09/15/45 182,502
375,000 George Washington University 4 .126 09/15/48 305,523
100,000 Georgetown University 4 .315 04/01/49 81,625
500,000 Georgetown University 2 .943 04/01/50 329,979

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 300,000 Georgetown University 5 .215% 10/01/18 $ 254,301
1,000,000 Golden State Tobacco Securitization Corp 3 .487 06/01/36 800,427
1,500,000 Golden State Tobacco Securitization Corp 3 .115 06/01/38 1,129,752
430,000 Golden State Tobacco Securitization Corp 3 .714 06/01/41 327,368
770,000 Golden State Tobacco Securitization Corp 3 .850 06/01/50 669,265
1,000,000 Golden State Tobacco Securitization Corp 4 .214 06/01/50 694,089
970,000 Grand Parkway Transportation Corp 3 .236 10/01/52 678,769
175,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 136,191
330,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 266,146
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .651 01/15/46 160,601
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .086 09/15/51 138,273
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .652 08/15/57 151,625
1,500,000 Idaho Energy Resources Authority 2 .861 09/01/46 1,063,274
500,000 Illinois State Toll Highway Authority 6 .184 01/01/34 534,852
385,000 Indiana Finance Authority 3 .051 01/01/51 287,628
770,000 JobsOhio Beverage System 2 .833 01/01/38 599,785
1,500,000 Kansas Development Finance Authority 2 .774 05/01/51 1,004,609
1,000,000 Los Angeles Community College District 1 .606 08/01/28 853,597
1,000,000 Los Angeles Community College District 1 .806 08/01/30 813,608
770,000 Los Angeles Community College District 2 .106 08/01/32 603,820
240,000 Los Angeles Community College District 6 .750 08/01/49 296,465
350,000 Los Angeles Department of Water & Power Power
System Revenue
5 .716 07/01/39 363,786
1,500,000 Los Angeles Department of Water & Power Power
System Revenue
6 .574 07/01/45 1,754,075
1,630,000 Los Angeles Unified School District 5 .750 07/01/34 1,671,490
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .145 02/01/33 950,155
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .275 02/01/36 931,155
830,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .475 08/01/39 751,265
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3 .052 07/01/40 710,941
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3 .197 07/01/50 668,448
1,000,000 Massachusetts School Building Authority 1 .753 08/15/30 818,513
100,000 Massachusetts School Building Authority 5 .715 08/15/39 108,823
500,000 Massachusetts School Building Authority 3 .395 10/15/40 396,874
1,000,000 Massachusetts Water Resources Authority 2 .823 08/01/41 761,661
100,000 Metropolitan Government of Nashville & Davidson
County Convention Center Authority
6 .731 07/01/43 113,825
200,000 Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities
4 .053 07/01/26 194,892
940,000 Metropolitan Transportation Authority 6 .648 11/15/39 992,868
1,150,000 Metropolitan Transportation Authority 7 .336 11/15/39 1,401,138
335,000 Metropolitan Transportation Authority 5 .175 11/15/49 299,130
350,000 Michigan Finance Authority 3 .384 12/01/40 279,364
570,000 Michigan State Building Authority 2 .705 10/15/40 419,178
235,000 Michigan State University 4 .496 08/15/48 215,573
1,000,000 Michigan State University 4 .165 08/15/22 746,600
770,000 Michigan Strategic Fund 3 .225 09/01/47 550,454
500,000 Missouri Highway & Transportation Commission 5 .445 05/01/33 512,236
241,000 Municipal Electric Authority of Georgia 6 .637 04/01/57 261,710
480,000 Municipal Electric Authority of Georgia 6 .655 04/01/57 531,208
947,000 New Jersey Economic Development Authority 7 .425 02/15/29 1,014,898
1,335,000 New Jersey State Turnpike Authority 7 .414 01/01/40 1,636,536

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,000,000 New Jersey State Turnpike Authority 7 .102% 01/01/41 $ 1,183,642
800,000 New Jersey Transportation Trust Fund Authority 5 .754 12/15/28 801,808
500,000 New Jersey Transportation Trust Fund Authority 4 .081 06/15/39 417,055
195,000 New Jersey Transportation Trust Fund Authority 4 .131 06/15/42 156,751
2,385,000 New York City Municipal Water Finance Authority 5 .440 06/15/43 2,482,702
955,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
5 .767 08/01/36 990,993
1,000,000 New York State Dormitory Authority 2 .202 03/15/34 759,750
130,000 New York State Dormitory Authority 5 .628 03/15/39 134,194
545,000 New York State Dormitory Authority 5 .600 03/15/40 568,254
500,000 New York State Dormitory Authority 3 .142 07/01/43 382,538
200,000 New York State Dormitory Authority 4 .946 08/01/48 176,526
500,000 New York State Thruway Authority 2 .900 01/01/35 409,685
110,000 New York State Thruway Authority 3 .500 01/01/42 86,471
1,000,000 New York State Urban Development Corp 3 .900 03/15/33 906,410
2,000,000 North Texas Tollway Authority 3 .011 01/01/43 1,449,891
1,000,000 North Texas Tollway Authority 6 .718 01/01/49 1,188,973
675,000 Ohio State Water Development Authority 4 .879 12/01/34 680,100
605,000 Ohio Turnpike & Infrastructure Commission 3 .216 02/15/48 440,762
750,000 Oklahoma Development Finance Authority 3 .877 05/01/37 717,647
500,000 Oklahoma Development Finance Authority 4 .623 06/01/44 463,229
750,000 Oklahoma Development Finance Authority 4 .380 11/01/45 686,716
250,000 Oklahoma Development Finance Authority 4 .714 05/01/52 232,566
599,669 Oregon School Boards Association 4 .759 06/30/28 591,442
250,000 Oregon School Boards Association 5 .680 06/30/28 253,872
1,000,000 Oregon State University 3 .424 03/01/60 707,220
500,000 Pennsylvania State University 2 .790 09/01/43 354,608
205,000 Pennsylvania State University 2 .840 09/01/50 140,828
300,000 Permanent University Fund-Texas A&M University
System
3 .660 07/01/47 248,215
200,000 Permanent University Fund-University of Texas System 3 .376 07/01/47 147,112
560,000 Port Authority of New York & New Jersey 1 .086 07/01/23 545,990
1,215,000 Port Authority of New York & New Jersey 6 .040 12/01/29 1,285,426
500,000 Port Authority of New York & New Jersey 5 .647 11/01/40 520,006
300,000 Port Authority of New York & New Jersey 4 .823 06/01/45 280,475
1,000,000 Port Authority of New York & New Jersey 5 .310 08/01/46 992,941
200,000 Port Authority of New York & New Jersey 4 .031 09/01/48 165,393
900,000 Port Authority of New York & New Jersey 3 .139 02/15/51 638,602
400,000 Port Authority of New York & New Jersey 4 .229 10/15/57 340,274
1,600,000 Port Authority of New York & New Jersey 3 .175 07/15/60 1,049,519
2,200,000 Port Authority of New York & New Jersey 4 .810 10/15/65 2,058,534
250,000 Port Authority of New York & New Jersey 3 .287 08/01/69 164,843
1,000,000 Port of Morrow OR 2 .543 09/01/40 717,015
220,000 Princeton University 5 .700 03/01/39 237,161
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
4 .132 05/15/32 913,512
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .006 05/15/50 499,867
1,500,000 Regents of the University of California Medical Center
Pooled Revenue
4 .563 05/15/53 1,326,103
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .256 05/15/60 492,676
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .706 05/15/20 483,061
500,000 Rutgers The State University of New Jersey 3 .270 05/01/43 393,642
500,000 Rutgers The State University of New Jersey 3 .915 05/01/19 352,413
195,000 Sales Tax Securitization Corp 4 .637 01/01/40 179,457
1,125,000 Sales Tax Securitization Corp 3 .238 01/01/42 854,287
200,000 Sales Tax Securitization Corp 3 .587 01/01/43 163,203
1,000,000 Sales Tax Securitization Corp 3 .820 01/01/48 803,213
200,000 Sales Tax Securitization Corp 4 .787 01/01/48 186,112

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 100,000 Salt River Project Agricultural Improvement & Power
District
4 .839% 01/01/41 $ 98,965
435,000 San Diego County Regional Transportation Commission 3 .248 04/01/48 330,140
500,000 San Diego County Water Authority 6 .138 05/01/49 564,691
1,000,000 San Joaquin Hills Transportation Corridor Agency 3 .492 01/15/50 738,876
100,000 San Jose Redevelopment Agency 3 .375 08/01/34 87,206
800,000 Santa Clara Valley Transportation Authority 5 .876 04/01/32 831,821
270,000 South Carolina Public Service Authority 2 .388 12/01/23 264,217
750,000 State Board of Administration Finance Corp 1 .258 07/01/25 679,368
750,000 State Board of Administration Finance Corp 1 .705 07/01/27 641,955
400,000 State Board of Administration Finance Corp 2 .154 07/01/30 321,584
200,000 State of California 3 .375 04/01/25 194,568
200,000 State of California 3 .500 04/01/28 189,222
300,000 State of California 4 .500 04/01/33 289,313
250,000 State of California 7 .500 04/01/34 298,069
225,000 State of California 4 .600 04/01/38 210,673
1,285,000 State of California 7 .550 04/01/39 1,603,461
3,400,000 State of California 7 .300 10/01/39 4,077,073
2,740,000 State of California 7 .625 03/01/40 3,405,706
1,500,000 State of California 7 .600 11/01/40 1,890,067
620,000 State of Connecticut 5 .850 03/15/32 653,456
5,950,000 State of Illinois 5 .100 06/01/33 5,674,255
1,295,000 State of Illinois 6 .725 04/01/35 1,333,812
500,000 State of Kansas Department of Transportation 4 .596 09/01/35 486,349
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2 .952 05/01/41 1,491,330
59,870 State of Oregon 5 .762 06/01/23 60,429
85,000 State of Oregon 5 .892 06/01/27 87,984
100,000 State of Oregon Department of Transportation 5 .834 11/15/34 107,737
600,000 State of Texas 4 .631 04/01/33 601,715
50,000 State of Texas 5 .517 04/01/39 52,509
1,000,000 State of Texas 4 .681 04/01/40 965,007
367,033 State of Utah 3 .539 07/01/25 360,382
200,000 State of Washington 5 .090 08/01/33 202,639
200,000 State of Wisconsin 3 .154 05/01/27 188,026
200,000 State of Wisconsin 3 .954 05/01/36 179,106
604,000 State Public School Building Authority 5 .000 09/15/27 605,870
100,000 Sumter Landing Community Development District 4 .172 10/01/47 85,161
430,000 Texas Private Activity Bond Surface Transportation Corp 3 .922 12/31/49 326,904
1,000,000 Texas Transportation Commission 2 .562 04/01/42 713,536
1,000,000 Texas Transportation Commission 2 .472 10/01/44 656,246
575,000 Texas Transportation Commission State Highway Fund 5 .028 04/01/26 578,269
1,190,000 Texas Transportation Commission State Highway Fund 5 .178 04/01/30 1,206,101
560,000 Texas Transportation Commission State Highway Fund 4 .000 10/01/33 513,663
100,000 The Ohio State University 4 .910 06/01/40 100,235
500,000 The Ohio State University 3 .798 12/01/46 415,929
200,000 The Ohio State University 4 .048 12/01/56 167,644
1,000,000 Trustees of the University of Pennsylvania 2 .396 10/01/50 631,116
100,000 Trustees of the University of Pennsylvania 4 .674 09/01/12 81,690
500,000 Trustees of the University of Pennsylvania 3 .610 02/15/19 322,788
1,000,000 University of California 0 .883 05/15/25 910,825
200,000 University of California 3 .063 07/01/25 192,136
1,000,000 University of California 1 .316 05/15/27 860,046
500,000 University of California 3 .349 07/01/29 451,570
1,000,000 University of California 1 .614 05/15/30 786,768
200,000 University of California 5 .770 05/15/43 209,349
200,000 University of California 3 .931 05/15/45 173,018
200,000 University of California 4 .131 05/15/45 175,640
1,500,000 University of California 5 .946 05/15/45 1,597,167
1,500,000 University of California 3 .071 05/15/51 1,003,449
860,000 University of California 4 .858 05/15/12 739,436

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 200,000 University of California 4 .767% 05/15/15 $ 167,550
500,000 University of Chicago 2 .761 04/01/45 374,834
300,000 University of Chicago 4 .003 10/01/53 249,606
750,000 University of Michigan 2 .437 04/01/40 532,442
1,000,000 University of Michigan 3 .599 04/01/47 832,636
500,000 University of Michigan 2 .562 04/01/50 318,284
500,000 University of Michigan 3 .504 04/01/52 384,457
750,000 University of Michigan 3 .504 04/01/52 576,686
750,000 University of Michigan 4 .454 04/01/22 600,798
1,500,000 University of Minnesota 4 .048 04/01/52 1,311,744
500,000 University of Nebraska Facilities Corp 3 .037 10/01/49 359,441
200,000 University of Notre Dame du Lac 3 .438 02/15/45 157,376
200,000 University of Notre Dame du Lac 3 .394 02/15/48 155,046
300,000 University of Southern California 3 .028 10/01/39 231,117
200,000 University of Southern California 3 .841 10/01/47 167,414
500,000 University of Southern California 2 .805 10/01/50 342,861
200,000 University of Southern California 5 .250 10/01/11 189,361
200,000 University of Texas System 3 .852 08/15/46 167,873
700,000 University of Texas System 4 .794 08/15/46 681,777
750,000 University of Texas System 2 .439 08/15/49 464,534
1,000,000 University of Virginia 2 .256 09/01/50 598,033
1,600,000 University of Virginia 2 .584 11/01/51 1,013,308
500,000 University of Virginia 3 .227 09/01/19 302,994
150,000 Virginia Commonwealth Transportation Board 5 .350 05/15/35 153,611
750,000 Westchester County Local Development Corp 3 .846 11/01/50 542,619
200,000 William Marsh Rice University 3 .574 05/15/45 164,298
200,000 William Marsh Rice University 3 .774 05/15/55 163,335
TOTAL MUNICIPAL BONDS 152,431,263
U.S. TREASURY SECURITIES - 39 .8%
21,250,000 United States Treasury Bond 4 .500 02/15/36 22,979,053
22,400,000 United States Treasury Bond 5 .000 05/15/37 25,409,125
179,483,000 United States Treasury Bond 3 .500 02/15/39 170,880,435
2,000,000 United States Treasury Bond 4 .500 08/15/39 2,147,266
44,850,000 United States Treasury Bond 4 .375 11/15/39 47,360,549
17,585,000 United States Treasury Bond 3 .875 08/15/40 17,278,636
11,185,000 United States Treasury Bond 4 .250 11/15/40 11,543,706
26,350,000 United States Treasury Bond 4 .375 05/15/41 27,598,537
10,000,000 United States Treasury Bond 3 .750 08/15/41 9,583,203
48,300,000 United States Treasury Bond 3 .125 11/15/41 42,015,340
18,550,000 United States Treasury Bond 3 .125 02/15/42 16,158,789
22,000,000 United States Treasury Bond 3 .000 05/15/42 18,713,750
20,000,000 United States Treasury Bond 2 .750 08/15/42 16,246,875
10,250,000 United States Treasury Bond 2 .875 05/15/43 8,447,842
16,000,000 United States Treasury Bond 2 .500 02/15/45 12,198,125
22,000,000 United States Treasury Bond 3 .000 05/15/45 18,364,844
16,000,000 United States Treasury Bond 2 .875 08/15/45 13,055,000
27,000,000 United States Treasury Bond 2 .500 05/15/46 20,466,211
13,300,000 United States Treasury Bond 2 .875 11/15/46 10,861,320
28,000,000 United States Treasury Bond 3 .000 02/15/47 23,409,531
30,000,000 United States Treasury Bond 2 .750 08/15/47 23,969,531
45,000,000 United States Treasury Bond 2 .750 11/15/47 35,996,485
38,500,000 United States Treasury Bond 3 .000 02/15/48 32,412,187
48,500,000 United States Treasury Bond 3 .125 05/15/48 41,937,344
35,500,000 United States Treasury Bond 3 .000 08/15/48 30,025,234
35,000,000 United States Treasury Bond 3 .375 11/15/48 31,859,570
82,500,000 United States Treasury Bond 3 .000 02/15/49 70,382,812
10,500,000 United States Treasury Bond 2 .875 05/15/49 8,751,094
7,500,000 United States Treasury Bond 2 .250 08/15/49 5,483,496
8,615,000 United States Treasury Bond 2 .375 11/15/49 6,487,499

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 40,000,000 United States Treasury Note 0 .125% 10/15/23 $ 38,315,625
13,000,000 United States Treasury Note 2 .750 11/15/23 12,775,039
10,000,000 United States Treasury Note 2 .125 11/30/23 9,757,813
65,000,000 United States Treasury Note 2 .875 11/30/23 63,931,055
1,800,000 United States Treasury Note 0 .750 12/31/23 1,723,148
99,300,000 United States Treasury Note 2 .500 01/31/24 96,945,504
70,000,000 United States Treasury Note 2 .375 02/29/24 68,151,563
15,000,000 United States Treasury Note 0 .250 03/15/24 14,145,117
325,000,000 United States Treasury Note 2 .125 03/31/24 314,678,712
174,000,000 United States Treasury Note 2 .250 04/30/24 168,467,343
30,000,000 United States Treasury Note 0 .250 05/15/24 28,103,906
111,500,000 United States Treasury Note 2 .000 05/31/24 107,384,082
152,000,000 United States Treasury Note 1 .750 06/30/24 145,528,126
212,000,000 United States Treasury Note 1 .750 07/31/24 202,617,344
20,000,000 United States Treasury Note 0 .375 08/15/24 18,605,469
22,000,000 United States Treasury Note 1 .250 08/31/24 20,793,438
82,000,000 e United States Treasury Note 3 .250 08/31/24 80,520,156
81,000,000 United States Treasury Note 1 .500 09/30/24 76,788,633
90,500,000 United States Treasury Note 1 .500 10/31/24 85,579,063
40,005,000 United States Treasury Note 2 .250 11/15/24 38,373,546
61,900,000 United States Treasury Note 1 .500 11/30/24 58,396,363
75,000,000 United States Treasury Note 1 .750 12/31/24 71,062,500
40,000,000 United States Treasury Note 2 .250 12/31/24 38,301,562
13,000,000 United States Treasury Note 1 .375 01/31/25 12,176,328
40,000,000 United States Treasury Note 1 .125 02/28/25 37,146,875
73,000,000 United States Treasury Note 0 .500 03/31/25 66,598,242
8,000,000 United States Treasury Note 2 .625 03/31/25 7,691,875
50,000,000 United States Treasury Note 0 .375 04/30/25 45,291,016
119,000,000 United States Treasury Note 0 .250 06/30/25 106,807,148
100,000,000 United States Treasury Note 0 .250 07/31/25 89,382,812
54,000,000 United States Treasury Note 0 .250 08/31/25 48,104,297
20,000,000 United States Treasury Note 2 .750 08/31/25 19,177,344
50,000,000 United States Treasury Note 0 .250 09/30/25 44,437,500
30,000,000 United States Treasury Note 3 .000 09/30/25 28,953,516
97,000,000 United States Treasury Note 0 .250 10/31/25 85,901,836
30,000,000 United States Treasury Note 2 .250 11/15/25 28,250,391
265,000,000 United States Treasury Note 0 .375 11/30/25 234,949,413
50,000,000 United States Treasury Note 0 .375 12/31/25 44,212,891
126,000,000 United States Treasury Note 0 .375 01/31/26 110,988,282
137,000,000 United States Treasury Note 0 .500 02/28/26 120,886,445
90,000,000 United States Treasury Note 0 .750 03/31/26 79,913,672
50,000,000 United States Treasury Note 2 .250 03/31/26 46,841,797
120,000,000 United States Treasury Note 0 .750 04/30/26 106,260,937
30,000,000 United States Treasury Note 1 .625 05/15/26 27,420,703
165,000,000 United States Treasury Note 0 .750 05/31/26 145,715,625
135,000,000 United States Treasury Note 0 .875 06/30/26 119,517,187
85,000,000 United States Treasury Note 0 .625 07/31/26 74,338,476
115,000,000 United States Treasury Note 0 .750 08/31/26 100,854,102
60,000,000 United States Treasury Note 0 .875 09/30/26 52,783,594
71,000,000 United States Treasury Note 1 .625 09/30/26 64,460,234
170,000,000 United States Treasury Note 1 .125 10/31/26 150,722,265
10,000,000 United States Treasury Note 1 .625 10/31/26 9,058,203
115,000,000 United States Treasury Note 1 .250 11/30/26 102,336,523
81,000,000 United States Treasury Note 1 .250 12/31/26 71,947,617
89,500,000 United States Treasury Note 1 .750 12/31/26 81,287,676
72,000,000 United States Treasury Note 1 .500 01/31/27 64,541,250
87,000,000 United States Treasury Note 1 .875 02/28/27 79,231,171
97,000,000 United States Treasury Note 2 .500 03/31/27 90,611,640
11,000,000 United States Treasury Note 2 .875 04/30/27 10,380,820
40,000,000 United States Treasury Note 2 .625 05/31/27 37,550,000

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 5,000,000 United States Treasury Note 0 .500% 06/30/27 $ 4,233,008
96,000,000 United States Treasury Note 3 .250 06/30/27 92,520,000
111,000,000 United States Treasury Note 2 .750 07/31/27 104,522,109
46,000,000 United States Treasury Note 2 .250 08/15/27 42,284,063
90,000,000 United States Treasury Note 3 .125 08/31/27 86,329,688
45,000,000 United States Treasury Note 4 .125 09/30/27 45,147,656
75,000,000 United States Treasury Note 0 .625 11/30/27 63,043,945
48,800,000 United States Treasury Note 2 .750 02/15/28 45,698,531
66,000,000 United States Treasury Note 2 .875 05/15/28 62,029,688
20,000,000 United States Treasury Note 1 .250 06/30/28 17,140,625
50,000,000 United States Treasury Note 1 .125 08/31/28 42,330,078
10,000,000 United States Treasury Note 1 .375 10/31/28 8,566,406
85,000,000 United States Treasury Note 3 .125 11/15/28 80,766,601
70,000,000 United States Treasury Note 1 .500 11/30/28 60,333,984
50,000,000 United States Treasury Note 1 .750 01/31/29 43,662,110
50,000,000 United States Treasury Note 2 .625 02/15/29 46,072,266
50,000,000 United States Treasury Note 2 .375 03/31/29 45,273,438
30,000,000 United States Treasury Note 2 .875 04/30/29 28,005,469
92,000,000 United States Treasury Note 2 .375 05/15/29 83,252,813
50,000,000 United States Treasury Note 2 .750 05/31/29 46,302,735
22,000,000 United States Treasury Note 1 .625 08/15/29 18,972,422
117,000,000 United States Treasury Note 1 .500 02/15/30 99,294,610
50,000,000 United States Treasury Note 0 .625 05/15/30 39,386,719
37,000,000 United States Treasury Note 0 .625 08/15/30 28,991,524
64,000,000 United States Treasury Note 0 .875 11/15/30 50,985,000
30,000,000 United States Treasury Note 1 .125 02/15/31 24,291,797
121,000,000 United States Treasury Note 1 .625 05/15/31 101,564,375
39,000,000 United States Treasury Note 1 .250 08/15/31 31,518,398
18,200,000 United States Treasury Note 1 .375 11/15/31 14,787,500
48,500,000 United States Treasury Note 1 .875 02/15/32 41,096,172
66,000,000 United States Treasury Note 2 .875 05/15/32 61,019,062
58,000,000 United States Treasury Note 2 .750 08/15/32 53,033,750
57,000,000 United States Treasury Note 1 .125 05/15/40 35,618,320
32,500,000 United States Treasury Note 1 .125 08/15/40 20,132,226
127,500,000 United States Treasury Note 1 .375 11/15/40 82,421,777
76,500,000 United States Treasury Note 1 .875 02/15/41 54,186,504
76,000,000 United States Treasury Note 2 .250 05/15/41 57,454,219
70,000,000 United States Treasury Note 1 .750 08/15/41 47,859,766
21,150,000 United States Treasury Note 2 .000 11/15/41 15,137,121
19,500,000 United States Treasury Note 2 .375 02/15/42 14,941,875
27,500,000 United States Treasury Note 3 .250 05/15/42 24,406,250
11,500,000 e United States Treasury Note 3 .375 08/15/42 10,416,484
35,850,000 United States Treasury Note 1 .250 05/15/50 20,064,797
28,000,000 United States Treasury Note 1 .375 08/15/50 16,212,656
68,500,000 United States Treasury Note 1 .625 11/15/50 42,528,868
50,000,000 United States Treasury Note 1 .875 02/15/51 33,101,562
52,500,000 United States Treasury Note 2 .375 05/15/51 39,276,562
44,575,000 United States Treasury Note 2 .000 08/15/51 30,446,815
47,500,000 United States Treasury Note 1 .875 11/15/51 31,411,230
45,000,000 United States Treasury Note 2 .250 02/15/52 32,695,312
29,000,000 United States Treasury Note 2 .875 05/15/52 24,319,219
40,000,000 United States Treasury Note 3 .000 08/15/52 34,518,750
TOTAL U.S. TREASURY SECURITIES 7,509,305,054
TOTAL GOVERNMENT BONDS 13,709,134,316
(Cost $15,743,831,536)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
STRUCTURED ASSETS - 2 .5%
ASSET BACKED - 0 .6%
$ 138,419 American Airlines Pass Through Trust 3 .600% 09/22/27 $ 124,053
Series - 2015 2 (Class AA)
142,876 American Airlines Pass Through Trust 3 .575 01/15/28 127,560
Series - 2016 1 (Class AA)
426,650 American Airlines Pass Through Trust 3 .200 06/15/28 370,994
Series - 2016 2 (Class AA)
616,100 American Airlines Pass Through Trust 3 .000 10/15/28 531,872
Series - 2016 3 (Class AA)
220,125 American Airlines Pass Through Trust 3 .650 02/15/29 194,288
Series - 2017 1 (Class AA)
648,322 American Airlines Pass Through Trust 3 .150 02/15/32 540,656
Series - 2019 1 (Class AA)
1,600,000 American Express Credit Account Master Trust 0 .900 11/15/26 1,478,152
Series - 2021 1 (Class A)
3,000,000 American Express Credit Account Master Trust 3 .750 08/15/27 2,922,383
Series - 2022 3 (Class A)
27,649 AmeriCredit Automobile Receivables Trust 1 .110 08/19/24 27,613
Series - 2020 1 (Class A3)
500,000 AmeriCredit Automobile Receivables Trust 1 .480 01/21/25 496,380
Series - 2020 1 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1 .060 08/18/26 470,279
Series - 2020 3 (Class C)
1,500,000 AmeriCredit Automobile Receivables Trust 0 .680 10/19/26 1,428,846
Series - 2021 1 (Class B)
1,000,000 AmeriCredit Automobile Receivables Trust 0 .890 10/19/26 924,875
Series - 2021 1 (Class C)
500,000 AmeriCredit Automobile Receivables Trust 0 .690 01/19/27 469,413
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1 .010 01/19/27 455,910
Series - 2021 2 (Class C)
2,500,000 BA Credit Card Trust 0 .340 05/15/26 2,379,151
Series - 2020 A1 (Class A1)
960,000 BA Credit Card Trust 0 .440 09/15/26 901,894
Series - 2021 A1 (Class A1)
2,450,000 Barclays Dryrock Issuance Trust 0 .630 07/15/27 2,262,913
Series - 2021 1 (Class A)
1,000,000 BMW Vehicle Lease Trust 0 .430 01/27/25 947,237
Series - 2021 2 (Class A4)
10,000,000 Cantor Commercial Real Estate Lending 3 .523 05/15/52 9,059,177
Series - 2019 CF1 (Class A4)
6,000,000 Cantor Commercial Real Estate Lending 3 .623 05/15/52 5,828,275
Series - 2019 CF1 (Class A2)
2,000,000 Capital One MExecution Trust 1 .040 11/15/26 1,853,725
Series - 2021 A3 (Class A3)
3,000,000 Capital One MExecution Trust 3 .490 05/15/27 2,908,648
Series - 2022 A2 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2 .060 08/15/28 2,255,087
Series - 2019 A3 (Class A3)
1,000,000 CarMax Auto Owner Trust 2 .770 12/16/24 991,518
Series - 2019 2 (Class A4)
413,451 CarMax Auto Owner Trust 0 .500 08/15/25 403,137
Series - 2020 4 (Class A3)
2,000,000 CarMax Auto Owner Trust 0 .520 02/17/26 1,933,355
Series - 2021 2 (Class A3)
500,000 CarMax Auto Owner Trust 0 .530 10/15/26 461,432
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0 .740 10/15/26 807,099
Series - 2021 1 (Class B)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 CarMax Auto Owner Trust 1 .470% 12/15/26 $ 956,425
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2 .200 11/15/27 633,244
Series - 2022 1 (Class C)
500,000 Carvana Auto Receivables Trust 3 .000 02/10/28 449,274
Series - 2022 P1 (Class B)
1,000,000 Carvana Auto Receivables Trust 3 .520 02/10/28 930,391
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3 .300 04/10/28 451,002
Series - 2022 P1 (Class C)
1,000,000 Chase Issuance Trust 3 .970 09/15/27 981,863
Series - 2022 A1 (Class A)
400,000 CNH Equipment Trust 0 .440 08/17/26 380,091
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0 .700 05/17/27 901,087
Series - 2021 B (Class A4)
115,255 Continental Airlines Pass Through Trust 4 .000 10/29/24 108,849
Series - 2012 2 (Class A)
86,911 Delta Air Lines Pass Through Trust 3 .625 07/30/27 78,294
Series - 2015 1 (Class AA)
264,124 Delta Air Lines Pass Through Trust 2 .000 06/10/28 224,019
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 0 .580 09/15/26 1,388,012
Series - 2021 A1 (Class A1)
1,000,000 Discover Card Execution Note Trust 3 .560 07/15/27 971,671
Series - 2022 A3 (Class A3)
1,500,000 Discover Card Execution Note Trust 1 .030 09/15/28 1,306,325
Series - 2021 A2 (Class A2)
1,000,000 Drive Auto Receivables Trust 1 .020 06/15/27 968,332
Series - 2021 1 (Class C)
1,500,000 Exeter Automobile Receivables Trust 3 .020 06/15/28 1,354,670
Series - 2022 1A (Class D)
893,055 FedEx Corp 2020- Class AA Pass Through Trust 1 .875 02/20/34 734,213
311,371 FHLMC Multifamily Structured Pass Through
Certificates
2 .510 11/25/22 310,684
Series - 2013 K026 (Class A2)
409,183 FHLMC Multifamily Structured Pass Through
Certificates
2 .637 01/25/23 407,835
Series - 2013 K027 (Class A2)
1,081 FHLMC Multifamily Structured Pass Through
Certificates
2 .669 02/25/23 1,079
Series - 2013 K034 (Class A1)
3,000,000 i FHLMC Multifamily Structured Pass Through
Certificates
3 .060 07/25/23 2,968,972
Series - 2013 K033 (Class A2)
1,750,000 i FHLMC Multifamily Structured Pass Through
Certificates
3 .531 07/25/23 1,736,468
Series - 2013 K034 (Class A2)
1,500,000 i FHLMC Multifamily Structured Pass Through
Certificates
3 .527 10/25/23 1,485,806
Series - 2014 K036 (Class A2)
2,751,756 FHLMC Multifamily Structured Pass Through
Certificates
3 .023 01/25/25 2,656,361
Series - 2015 K045 (Class A2)
1,224,000 FHLMC Multifamily Structured Pass Through
Certificates
1 .760 03/25/28 1,060,359
Series - 2021 K742 (Class A2)
749,000 FHLMC Multifamily Structured Pass Through
Certificates
1 .369 04/25/28 624,181
Series - 2021 K742 (Class AM)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 500,000 Ford Credit Auto Lease Trust 1 .000% 11/15/23 $ 498,921
Series - 2020 B (Class B)
1,500,000 Ford Credit Auto Lease Trust 0 .300 04/15/24 1,478,191
Series - 2021 A (Class A4)
600,000 Ford Credit Auto Lease Trust 0 .470 05/15/24 585,213
Series - 2021 A (Class B)
500,000 Ford Credit Auto Owner Trust 0 .510 08/15/26 464,092
Series - 2020 C (Class A4)
2,000,000 Ford Credit Auto Owner Trust 0 .490 09/15/26 1,842,205
Series - 2021 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .560 05/15/27 911,001
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .910 07/15/27 910,238
Series - 2022 A (Class B)
850,000 Ford Credit Floorplan Master Owner Trust 2 .440 09/15/26 810,782
Series - 2019 4 (Class A)
1,000,000 GM Financial Automobile Leasing Trust 4 .110 08/20/26 981,290
Series - 2022 3 (Class A4)
863,415 GM Financial Consumer Automobile Receivables Trust 2 .710 08/16/24 862,157
Series - 2019 2 (Class A4)
197,990 GM Financial Consumer Automobile Receivables Trust 1 .490 12/16/24 195,903
Series - 2020 2 (Class A3)
372,785 GM Financial Consumer Automobile Receivables Trust 0 .380 08/18/25 363,474
Series - 2020 4 (Class A3)
626,822 GM Financial Consumer Automobile Receivables Trust 0 .350 10/16/25 608,827
Series - 2021 1 (Class A3)
500,000 GM Financial Consumer Automobile Receivables Trust 0 .500 02/17/26 466,246
Series - 2020 4 (Class A4)
1,000,000 GM Financial Consumer Automobile Receivables Trust 0 .510 04/16/26 959,975
Series - 2021 2 (Class A3)
680,000 GM Financial Consumer Automobile Receivables Trust 1 .260 11/16/26 646,717
Series - 2022 1 (Class A3)
1,000,000 GM Financial Leasing Trust 1 .010 07/21/25 962,484
Series - 2021 1 (Class D)
850,000 GM Financial Securitized Term 1 .510 04/17/28 778,441
Series - 2022 1 (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 3 .060 02/15/27 968,256
Series - 2022 A (Class A3)
1,000,000 Harley-Davidson Motorcycle Trust 3 .260 01/15/30 952,058
Series - 2022 A (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 1 .880 05/15/26 950,013
Series - 2022 1 (Class A3)
1,000,000 Honda Auto Receivables Owner Trust 0 .550 08/16/27 926,165
Series - 2021 2 (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 0 .420 01/21/28 932,990
Series - 2021 1 (Class A4)
500,000 Hyundai Auto Receivables Trust 0 .380 09/15/25 483,282
Series - 2021 A (Class A3)
2,000,000 Hyundai Auto Receivables Trust 3 .030 11/17/25 1,977,471
Series - 2019 A (Class C)
1,000,000 Hyundai Auto Receivables Trust 0 .620 05/17/27 922,898
Series - 2021 A (Class A4)
445,132 JetBlue Pass Through Trust 2 .750 05/15/32 364,996
Series - 2019 1 (Class AA)
901,845 JetBlue Pass Through Trust 4 .000 11/15/32 801,654
800,000 John Deere Owner Trust 0 .520 03/16/26 755,803
Series - 2021 B (Class A3)
500,000 John Deere Owner Trust 0 .740 05/15/28 448,255
Series - 2021 B (Class A4)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 250,000 Mercedes-Benz Auto Lease Trust 0 .500% 06/15/26 $ 246,117
Series - 2020 B (Class A4)
1,000,000 Mercedes-Benz Auto Lease Trust 0 .320 10/15/26 968,282
Series - 2021 A (Class A4)
92,654 Nissan Auto Receivables Owner Trust 2 .500 11/15/23 92,618
Series - 2019 B (Class A3)
1,000,000 Nissan Auto Receivables Owner Trust 1 .860 08/17/26 950,672
Series - 2022 A (Class A3)
245,608 Santander Drive Auto Receivables Trust 0 .500 04/15/25 245,178
Series - 2021 1 (Class B)
231,895 Santander Drive Auto Receivables Trust 1 .010 01/15/26 229,207
Series - 2020 4 (Class C)
500,000 Santander Drive Auto Receivables Trust 0 .750 02/17/26 491,877
Series - 2021 1 (Class C)
1,000,000 Santander Drive Auto Receivables Trust 4 .430 03/15/27 978,283
Series - 2022 5 (Class B)
1,500,000 Santander Drive Auto Receivables Trust 1 .350 07/15/27 1,413,478
Series - 2021 2 (Class D)
63,566 Spirit Airlines Pass Through Trust 4 .100 04/01/28 54,973
Series - 2015 1A (Class A1)
500,000 Toyota Auto Receivables Owner Trust 0 .470 01/15/26 472,089
Series - 2020 D (Class A4)
500,000 Toyota Auto Receivables Owner Trust 2 .930 09/15/26 484,672
Series - 2022 B (Class A3)
1,500,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 1,364,059
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3 .110 08/16/27 474,255
Series - 2022 B (Class A4)
151,931 Union Pacific Railroad Co Pass Through Trust 2 .695 05/12/27 138,462
Series - 2015 1 (Class A)
278,516 United Airlines Pass Through Trust 4 .150 04/11/24 263,547
Series - 2012 1 (Class A)
180,932 United Airlines Pass Through Trust 4 .300 08/15/25 169,438
Series - 2013 1 (Class A)
199,000 United Airlines Pass Through Trust 4 .875 01/15/26 185,860
Series - 2020 1 (Class B)
182,380 United Airlines Pass Through Trust 3 .750 09/03/26 165,369
Series - 2014 2 (Class A)
2,046,531 United Airlines Pass Through Trust 5 .875 10/15/27 1,973,943
Series - 2020 A (Class A)
141,977 United Airlines Pass Through Trust 3 .450 12/01/27 125,054
Series - 2015 1 (Class AA)
147,234 United Airlines Pass Through Trust 3 .100 07/07/28 124,792
Series - 2016 1 (Class AA)
147,235 United Airlines Pass Through Trust 3 .450 07/07/28 118,897
Series - 2016 1 (Class A)
304,848 United Airlines Pass Through Trust 2 .875 10/07/28 263,537
Series - 2016 2 (Class AA)
1,213,670 United Airlines Pass Through Trust 3 .500 03/01/30 1,064,474
Series - 2018 1 (Class AA)
309,283 United Airlines Pass Through Trust 4 .150 08/25/31 277,907
Series - 2019 1 (Class AA)
227,513 United Airlines Pass Through Trust 2 .700 05/01/32 181,605
Series - 2019 2 (Class AA)
4,410,000 Verizon Master Trust 0 .500 05/20/27 4,112,017
Series - 2021 1 (Class A)
3,000,000 Verizon Master Trust 0 .690 05/20/27 2,787,142
Series - 2021 1 (Class B)
815,000 Verizon Master Trust 0 .890 05/20/27 758,646
Series - 2021 1 (Class C)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 750,000 Volkswagen Auto Lease Trust 0 .450% 07/21/25 $ 732,271
Series - 2020 A (Class A4)
1,787,414 World Omni Auto Receivables Trust 0 .300 01/15/26 1,728,626
Series - 2021 A (Class A3)
1,000,000 World Omni Auto Receivables Trust 0 .690 06/15/27 915,764
Series - 2021 B (Class A4)
500,000 World Omni Auto Receivables Trust 1 .040 06/15/27 454,518
Series - 2021 B (Class B)
392,043 World Omni Automobile Lease Securitization Trust 0 .450 02/15/24 387,044
Series - 2020 B (Class A3)
500,000 World Omni Automobile Lease Securitization Trust 0 .750 11/16/26 468,304
Series - 2021 A (Class B)
TOTAL ASSET BACKED 118,298,404
OTHER MORTGAGE BACKED - 1 .9%
2,500,000 BANK 1 .650 12/15/53 1,956,061
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1 .925 12/15/53 1,172,012
Series - 2020 BN30 (Class A4)
500,000 i BANK 2 .111 12/15/53 377,602
Series - 2020 BN30 (Class AS)
500,000 i BANK 2 .445 12/15/53 373,887
Series - 2020 BN30 (Class B)
2,000,000 BANK 1 .771 02/15/54 1,553,663
Series - 2021 BN31 (Class A3)
1,000,000 BANK 2 .036 02/15/54 786,551
Series - 2021 BN31 (Class A4)
500,000 i BANK 2 .211 02/15/54 376,276
Series - 2021 BN31 (Class AS)
500,000 i BANK 2 .383 02/15/54 372,866
Series - 2021 BN31 (Class B)
500,000 i BANK 2 .545 02/15/54 354,291
Series - 2021 BN31 (Class C)
2,000,000 BANK 3 .538 11/15/54 1,839,948
Series - 2017 BNK9 (Class A4)
500,000 BANK 4 .399 08/15/55 470,778
Series - 2022 BNK43 (Class A5)
500,000 i BANK 5 .405 08/15/55 438,444
Series - 2022 BNK43 (Class C)
1,500,000 BANK 3 .390 06/15/60 1,378,021
Series - 2017 BNK5 (Class A5)
5,000,000 BANK 3 .641 02/15/61 4,775,460
Series - 2018 BN10 (Class ASB)
2,000,000 i BANK 3 .898 02/15/61 1,795,429
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3 .584 05/15/62 7,216,269
Series - 2019 BN18 (Class A4)
5,000,000 BANK 1 .584 03/15/63 3,871,268
Series - 2020 BN28 (Class A3)
1,000,000 BANK 2 .438 06/15/63 807,220
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2 .556 05/15/64 818,113
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2 .792 05/15/64 791,509
Series - 2021 BN33 (Class AS)
500,000 BANK 3 .297 05/15/64 373,686
Series - 2021 BN33 (Class C)
1,000,000 g,i BANK 2 .500 06/15/64 632,730
Series - 2021 BN35 (Class D)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,000,000 Barclays Commercial Mortgage Trust 3 .674% 02/15/50 $ 2,806,969
Series - 2017 C1 (Class A4)
12,500,000 Barclays Commercial Mortgage Trust 2 .690 02/15/53 11,775,379
Series - 2020 C6 (Class A2)
500,000 BBCMS Trust 4 .441 09/15/55 472,378
Series - 2022 C17 (Class A5)
1,000,000 i Benchmark Mortgage Trust 3 .878 01/15/51 901,580
Series - 2018 B1 (Class AM)
844,596 Benchmark Mortgage Trust 3 .976 07/15/51 833,977
Series - 2018 B4 (Class A2)
1,000,000 i Benchmark Mortgage Trust 4 .701 07/15/51 867,041
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3 .542 05/15/52 5,272,470
Series - 2019 B11 (Class A5)
1,000,000 i Benchmark Mortgage Trust 2 .944 02/15/53 822,154
Series - 2020 B16 (Class AM)
1,500,000 i Benchmark Mortgage Trust 3 .176 02/15/53 1,214,576
Series - 2020 B16 (Class B)
1,500,000 i Benchmark Mortgage Trust 3 .535 02/15/53 1,183,921
Series - 2020 B16 (Class C)
2,000,000 i Benchmark Mortgage Trust 4 .510 05/15/53 1,913,669
Series - 2018 B7 (Class A4)
5,000,000 Benchmark Mortgage Trust 1 .925 07/15/53 3,961,631
Series - 2020 B18 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .704 12/17/53 1,958,610
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1 .978 12/17/53 1,966,074
Series - 2020 B21 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .685 01/15/54 1,957,093
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1 .973 01/15/54 1,173,372
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2 .163 01/15/54 1,128,234
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1 .620 02/15/54 1,767,458
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1 .823 02/15/54 1,169,430
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2 .070 02/15/54 1,179,628
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2 .095 02/15/54 360,912
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2 .274 02/15/54 378,461
Series - 2021 B23 (Class AS)
500,000 i Benchmark Mortgage Trust 2 .563 02/15/54 353,157
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2 .577 04/15/54 818,221
Series - 2021 B25 (Class A5)
1,000,000 Benchmark Mortgage Trust 2 .847 04/15/54 790,905
Series - 2021 B25 (Class AS)
1,700,000 Benchmark Mortgage Trust 2 .613 06/15/54 1,396,465
Series - 2021 B26 (Class A5)
702,000 i Benchmark Mortgage Trust 2 .688 06/15/54 528,590
Series - 2021 B26 (Class B)
500,000 Benchmark Mortgage Trust 2 .825 06/15/54 394,617
Series - 2021 B26 (Class AM)
1,500,000 Benchmark Mortgage Trust 2 .512 07/15/54 1,157,709
Series - 2021 B27 (Class AS)
500,000 i Benchmark Mortgage Trust 4 .470 07/15/55 472,410
Series - 2022 B36 (Class A5)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 i Benchmark Mortgage Trust 5 .290% 07/15/55 $ 442,955
Series - 2022 B36 (Class C)
5,000,000 Benchmark Mortgage Trust 2 .914 12/15/72 4,717,951
Series - 2019 B15 (Class A2)
1,000,000 i CD Mortgage Trust 3 .526 11/10/49 932,341
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3 .631 02/10/50 1,865,440
Series - 2017 CD3 (Class A4)
12,312 CD Mortgage Trust 3 .025 08/15/50 11,296
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3 .431 08/15/50 2,301,307
Series - 2017 CD5 (Class A4)
1,000,000 i CD Mortgage Trust 3 .684 08/15/50 904,042
Series - 2017 CD5 (Class AS)
1,750,000 CD Mortgage Trust 4 .279 08/15/51 1,664,064
Series - 2018 CD7 (Class A4)
1,053,000 Citigroup Commercial Mortgage Trust 3 .422 04/10/46 1,042,251
Series - 2013 GC11 (Class AS)
755,000 Citigroup Commercial Mortgage Trust 4 .023 03/10/47 742,470
Series - 2014 GC19 (Class A4)
440,887 Citigroup Commercial Mortgage Trust 3 .622 07/10/47 427,997
Series - 2014 GC23 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3 .635 10/10/47 483,697
Series - 2014 GC25 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .137 02/10/48 955,106
Series - 2015 GC27 (Class A5)
1,000,000 Citigroup Commercial Mortgage Trust 3 .571 02/10/48 948,797
Series - 2015 GC27 (Class AS)
1,000,000 Citigroup Commercial Mortgage Trust 3 .616 02/10/49 942,482
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3 .314 04/10/49 1,872,577
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3 .576 04/10/49 460,697
Series - 2016 GC37 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 2 .832 08/10/49 1,364,704
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .465 09/15/50 921,726
Series - 2017 P8 (Class A4)
1,480,000 Citigroup Commercial Mortgage Trust 3 .778 09/10/58 1,416,104
Series - 2015 GC33 (Class A4)
222,731 COMM Mortgage Trust 2 .941 01/10/46 222,059
Series - 2013 LC6 (Class A4)
320,069 COMM Mortgage Trust 3 .213 03/10/46 317,998
Series - 2013 CR7 (Class A4)
1,000,000 COMM Mortgage Trust 4 .046 10/10/46 988,079
Series - 2013 CR12 (Class A4)
2,750,000 COMM Mortgage Trust 3 .955 02/10/47 2,709,531
Series - 2014 CR14 (Class A3)
500,000 COMM Mortgage Trust 3 .961 03/10/47 490,590
Series - 2014 UBS2 (Class A5)
1,000,000 COMM Mortgage Trust 4 .051 04/10/47 981,430
Series - 2014 CR16 (Class A4)
1,000,000 COMM Mortgage Trust 3 .819 06/10/47 977,969
Series - 2014 UBS3 (Class A4)
1,000,000 COMM Mortgage Trust 3 .694 08/10/47 970,764
Series - 2014 UBS4 (Class A5)
763,481 COMM Mortgage Trust 3 .326 11/10/47 736,630
Series - 2014 CR20 (Class A3)
1,000,000 COMM Mortgage Trust 3 .590 11/10/47 967,499
Series - 2014 CR20 (Class A4)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 i COMM Mortgage Trust 4 .339% 12/10/47 $ 946,737
Series - 2014 CR21 (Class B)
3,150,000 COMM Mortgage Trust 3 .183 02/10/48 3,006,117
Series - 2015 LC19 (Class A4)
1,000,000 i COMM Mortgage Trust 4 .356 02/10/48 929,998
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3 .708 07/10/48 1,630,720
Series - 2015 LC21 (Class A4)
636,069 COMM Mortgage Trust 3 .432 08/10/48 606,236
Series - 2015 CR24 (Class A4)
1,000,000 COMM Mortgage Trust 3 .759 08/10/48 957,584
Series - 2015 CR25 (Class A4)
275,706 COMM Mortgage Trust 3 .221 10/10/48 275,406
Series - 2015 LC23 (Class A2)
1,500,000 COMM Mortgage Trust 3 .774 10/10/48 1,432,864
Series - 2015 LC23 (Class A4)
500,000 COMM Mortgage Trust 4 .258 08/10/50 496,944
Series - 2013 CR11 (Class A4)
5,000,000 COMM Mortgage Trust 2 .827 08/15/57 4,731,721
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3 .263 08/15/57 2,534,508
Series - 2019 GC44 (Class AM)
650,000 i CSAIL Commercial Mortgage Trust 5 .084 01/15/49 581,264
Series - 2016 C6 (Class C)
2,000,000 i CSAIL Commercial Mortgage Trust 4 .224 08/15/51 1,888,140
Series - 2018 CX12 (Class A4)
10,000,000 CSAIL Commercial Mortgage Trust 4 .053 03/15/52 9,285,839
Series - 2019 C15 (Class A4)
2,000,000 DBGS Mortgage Trust 4 .358 10/15/51 1,977,230
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4 .466 10/15/51 5,530,181
Series - 2018 C1 (Class A4)
3,500,000 DBJPM 3 .276 05/10/49 3,261,251
Series - 2016 C1 (Class A4)
1,000,000 DBJPM 3 .539 05/10/49 917,839
Series - 2016 C1 (Class AM)
1,590,000 DBJPM 3 .328 06/10/50 1,461,367
Series - 2017 C6 (Class A5)
5,000,000 DBJPM 1 .900 08/15/53 4,545,168
Series - 2020 C9 (Class A2)
1,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .199 12/25/27 1,255,721
Series - 2021 K741 (Class AM)
8,440,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .603 12/25/27 7,288,130
Series - 2021 K741 (Class A2)
2,950,351 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .712 07/25/28 2,537,619
Series - 2021 K744 (Class A2)
915,649 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .229 03/25/30 790,033
Series - 2021 K128 (Class A1)
972,123 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .101 08/25/30 821,358
Series - 2021 K125 (Class A1)
1,974,765 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .353 11/25/30 1,679,631
Series - 2021 K127 (Class A1)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .792 01/25/31 806,852
Series - 2021 K126 (Class AM)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 9,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .846% 01/25/31 $ 7,347,461
Series - 2021 K125 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .108 01/25/31 2,485,576
Series - 2021 K127 (Class A2)
1,332,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .851 02/25/31 1,070,704
Series - 2021 K127 (Class AM)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .749 03/25/31 800,173
Series - 2021 K128 (Class AM)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .020 03/25/31 1,655,275
Series - 2021 K128 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .647 05/25/31 790,295
Series - 2021 K129 (Class AM)
3,000,000 i Freddie Mac Multifamily Structured Pass Through
Certificates
3 .500 07/25/32 2,748,221
Series - 2022 K148 (Class A2)
1,887,764 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .007 07/25/35 1,582,445
Series - 2021 1520 (Class A1)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .438 02/25/36 1,551,561
Series - 2021 1520 (Class A2)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .184 08/25/36 1,488,720
Series - 2021 1521 (Class A2)
300,000 GS Mortgage Securities Corp II 2 .943 02/10/46 298,996
Series - 2013 GC10 (Class A5)
300,000 GS Mortgage Securities Corp II 3 .279 02/10/46 298,312
Series - 2013 GC10 (Class AS)
800,000 GS Mortgage Securities Corp II 3 .382 05/10/50 761,675
Series - 2015 GC30 (Class A4)
500,000 GS Mortgage Securities Trust 3 .135 06/10/46 494,650
Series - 2013 GC12 (Class A4)
142,429 GS Mortgage Securities Trust 3 .813 11/10/46 141,486
Series - 2013 GC16 (Class AAB)
1,000,000 GS Mortgage Securities Trust 4 .074 01/10/47 984,685
Series - 2014 GC18 (Class A4)
1,500,000 GS Mortgage Securities Trust 3 .964 11/10/47 1,418,257
Series - 2014 GC26 (Class AS)
1,749,843 GS Mortgage Securities Trust 3 .136 02/10/48 1,674,920
Series - 2015 GC28 (Class A4)
1,423,318 GS Mortgage Securities Trust 3 .178 11/10/49 1,308,408
Series - 2016 GS4 (Class A3)
1,350,000 i GS Mortgage Securities Trust 4 .079 11/10/49 1,163,043
Series - 2016 GS4 (Class C)
576,808 GS Mortgage Securities Trust 2 .945 08/10/50 576,252
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3 .430 08/10/50 1,379,043
Series - 2017 GS7 (Class A4)
1,000,000 GS Mortgage Securities Trust 3 .872 02/10/52 981,850
Series - 2019 GC38 (Class A2)
2,500,000 GS Mortgage Securities Trust 3 .968 02/10/52 2,320,705
Series - 2019 GC38 (Class A4)
500,000 i GS Mortgage Securities Trust 4 .309 02/10/52 443,293
Series - 2019 GC38 (Class B)
2,500,000 GS Mortgage Securities Trust 2 .898 02/13/53 2,364,998
Series - 2020 GC45 (Class A2)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,000,000 i GS Mortgage Securities Trust 3 .173% 02/13/53 $ 3,354,428
Series - 2020 GC45 (Class AS)
2,000,000 i GS Mortgage Securities Trust 3 .405 02/13/53 1,649,176
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2 .125 05/12/53 1,604,999
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2 .377 05/12/53 3,278,896
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1 .662 12/12/53 844,940
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1 .721 12/12/53 2,336,507
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 1,560,204
Series - 2020 GSA2 (Class A5)
1,000,000 GS Mortgage Securities Trust 2 .224 12/12/53 764,694
Series - 2020 GSA2 (Class AS)
300,000 i JP Morgan Chase Commercial Mortgage Securities
Corp
5 .129 05/15/45 289,027
Series - 2012 C6 (Class D)
410,544 i JP Morgan Chase Commercial Mortgage Securities
Corp
3 .994 01/15/46 406,400
Series - 2013 C13 (Class A4)
1,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .960 04/15/46 1,480,812
Series - 2013 LC11 (Class A5)
500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
4 .166 12/15/46 493,574
Series - 2013 C16 (Class A4)
23,978 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .702 12/15/47 23,911
Series - 2013 C10 (Class ASB)
41,172 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .840 12/15/47 41,093
Series - 2012 LC9 (Class A5)
306,830 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .143 12/15/47 305,002
Series - 2013 C10 (Class A5)
574,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .372 12/15/47 568,876
Series - 2013 C10 (Class AS)
1,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .822 08/15/49 913,656
Series - 2016 JP2 (Class A4)
681,668 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .109 07/15/50 658,887
Series - 2017 JP6 (Class A3)
2,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .454 09/15/50 2,304,193
Series - 2017 JP7 (Class A5)
2,150,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .219 06/13/52 1,980,079
Series - 2019 COR5 (Class ASB)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3 .801 09/15/47 1,947,449
Series - 2014 C22 (Class A4)
1,875,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,743,136
Series - 2015 C29 (Class B)
2,700,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 2,565,048
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3 .532 10/15/48 1,031,280
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3 .770 12/15/48 1,909,123
Series - 2015 C33 (Class A4)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .576% 03/17/49 $ 945,857
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3 .970 03/17/49 468,149
Series - 2016 C1 (Class AS)
500,000 i JPMBB Commercial Mortgage Securities Trust 4 .894 03/17/49 470,445
Series - 2016 C1 (Class B)
1,000,000 i JPMDB Commercial Mortgage Securities Trust 3 .990 06/15/49 857,629
Series - 2016 C2 (Class B)
5,922,824 JPMDB Commercial Mortgage Securities Trust 3 .141 12/15/49 5,445,772
Series - 2016 C4 (Class A3)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2 .946 11/13/52 4,760,715
Series - 2019 COR6 (Class A2)
51,034 Morgan Stanley Bank of America Merrill Lynch Trust 2 .918 02/15/46 50,875
Series - 2013 C7 (Class A4)
484,040 Morgan Stanley Bank of America Merrill Lynch Trust 2 .834 05/15/46 479,335
Series - 2013 C9 (Class A3)
1,250,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .102 05/15/46 1,234,578
Series - 2013 C9 (Class A4)
500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .456 05/15/46 491,746
Series - 2013 C9 (Class AS)
240,000 i Morgan Stanley Bank of America Merrill Lynch Trust 3 .708 05/15/46 233,659
Series - 2013 C9 (Class B)
23,935 Morgan Stanley Bank of America Merrill Lynch Trust 3 .824 10/15/46 23,853
Series - 2013 C12 (Class ASB)
317,854 Morgan Stanley Bank of America Merrill Lynch Trust 3 .654 04/15/47 314,224
Series - 2014 C15 (Class ASB)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .892 06/15/47 1,960,048
Series - 2014 C16 (Class A5)
3,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .249 02/15/48 3,344,461
Series - 2015 C20 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .306 04/15/48 951,610
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .732 05/15/48 957,004
Series - 2015 C24 (Class A4)
2,034,805 Morgan Stanley Bank of America Merrill Lynch Trust 3 .134 12/15/48 2,029,305
Series - 2013 C8 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .599 05/15/50 1,861,234
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3 .594 03/15/49 505,040
Series - 2016 UBS9 (Class A4)
508,072 Morgan Stanley Capital I Trust 3 .997 07/15/51 503,356
Series - 2018 H3 (Class A2)
1,000,000 i Morgan Stanley Capital I Trust 5 .025 07/15/51 882,658
Series - 2018 H3 (Class C)
1,500,000 i Morgan Stanley Capital I Trust 4 .238 10/15/51 1,443,113
Series - 2018 L1 (Class ASB)
2,000,000 Morgan Stanley Capital I Trust 4 .288 10/15/51 1,974,473
Series - 2018 L1 (Class A2)
1,500,000 i Morgan Stanley Capital I Trust 4 .407 10/15/51 1,424,030
Series - 2018 L1 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .071 03/15/52 930,984
Series - 2019 L2 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 3 .224 06/15/52 4,607,310
Series - 2019 H6 (Class ASB)
750,000 Morgan Stanley Capital I Trust 3 .417 06/15/52 663,079
Series - 2019 H6 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 1 .790 07/15/53 3,935,122
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2 .438 05/15/54 1,640,608
Series - 2021 L5 (Class A3)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 Morgan Stanley Capital I Trust 2 .951% 05/15/54 $ 804,534
Series - 2021 L5 (Class AS)
907,057 UBS Barclays Commercial Mortgage Trust 3 .185 03/10/46 903,694
Series - 2013 C5 (Class A4)
500,000 UBS Barclays Commercial Mortgage Trust 3 .244 04/10/46 495,969
Series - 2013 C6 (Class A4)
31,041 UBS Barclays Commercial Mortgage Trust 3 .525 05/10/63 31,004
Series - 2012 C2 (Class A4)
393,487 UBS Commercial Mortgage Trust 2 .998 08/15/50 392,864
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3 .426 08/15/50 1,377,264
Series - 2017 C3 (Class A4)
1,000,000 i UBS Commercial Mortgage Trust 3 .739 08/15/50 901,794
Series - 2017 C3 (Class AS)
11,000,000 UBS Commercial Mortgage Trust 4 .313 05/15/51 10,462,192
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4 .296 08/15/51 1,886,026
Series - 2018 C12 (Class A5)
2,400,000 i UBS Commercial Mortgage Trust 5 .434 12/15/51 2,012,865
Series - 2018 C14 (Class C)
875,000 i Wells Fargo Commercial Mortgage Trust 3 .872 05/15/48 828,529
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .695 11/15/48 1,900,566
Series - 2015 C31 (Class A4)
480,000 i Wells Fargo Commercial Mortgage Trust 4 .224 12/15/48 445,524
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2 .652 08/15/49 1,809,267
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2 .967 08/15/49 422,622
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3 .377 11/15/49 893,705
Series - 2016 NXS6 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 4 .152 08/15/51 1,880,030
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3 .760 03/15/52 2,468,893
Series - 2019 C49 (Class A4)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .635 05/15/52 1,878,025
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4 .192 05/15/52 2,866,340
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3 .040 10/15/52 8,637,015
Series - 2019 C53 (Class A4)
2,500,000 Wells Fargo Commercial Mortgage Trust 1 .810 07/15/53 1,968,434
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2 .092 07/15/53 1,182,627
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2 .398 07/15/53 385,800
Series - 2020 C58 (Class AS)
10,000,000 Wells Fargo Commercial Mortgage Trust 1 .864 08/15/53 7,898,358
Series - 2020 C57 (Class A3)
1,893,000 Wells Fargo Commercial Mortgage Trust 2 .626 04/15/54 1,544,398
Series - 2021 C59 (Class A5)
117,000 Wells Fargo Commercial Mortgage Trust 3 .896 03/15/59 103,871
Series - 2016 C33 (Class C)
775,000 WF-RBS Commercial Mortgage Trust 3 .241 12/15/45 762,352
Series - 2012 C10 (Class AS)
600,000 WF-RBS Commercial Mortgage Trust 3 .337 06/15/46 592,652
Series - 2013 C14 (Class A5)
500,000 i WF-RBS Commercial Mortgage Trust 4 .646 03/15/47 475,536
Series - 2014 C19 (Class C)

Portfolio of investments
(unaudited)
Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 i WF-RBS Commercial Mortgage Trust 4 .723% 03/15/47 $ 965,609
Series - 2014 C19 (Class B)
349,331 WF-RBS Commercial Mortgage Trust 3 .198 03/15/48 348,169
Series - 2013 C12 (Class A4)
TOTAL OTHER MORTGAGE BACKED 356,569,380
TOTAL STRUCTURED ASSETS 474,867,784
(Cost $536,081,807)
TOTAL BONDS 18,752,335,413
(Cost $21,755,791,456)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 2.5%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 12,500,000 Federal Home Loan Bank (FHLB) 0 .000 10/27/22 12,475,150
10,000,000 FHLB 0 .000 11/01/22 9,974,658
10,000,000 Tennessee Valley Authority (TVA) 0 .000 10/05/22 9,998,342
TOTAL GOVERNMENT AGENCY DEBT 32,448,150
REPURCHASE AGREEMENT - 0 .9%
164,370,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 164,370,000
TOTAL REPURCHASE AGREEMENT 164,370,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .4%
263,564,431 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 263,564,431
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 263,564,431
TOTAL SHORT-TERM INVESTMENTS 460,382,581
(Cost $460,383,010)
TOTAL INVESTMENTS - 101.9% 19,212,717,994
(Cost $22,216,174,466)
OTHER ASSETS & LIABILITIES, NET - (1.9)% (349,786,687)
NET ASSETS - 100.0% $ 18,862,931,307
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $262,852,028.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $164,370,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $167,657,439.

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.1%
AUTOMOBILES & COMPONENTS - 0.0%
$ 447,326 i Clarios Global LP LIBOR 12 M + 3.250% 6.365% 04/30/26 $ 424,494
796,492 i Gates Global LLC LIBOR 12 M + 2.500% 5.615 03/31/27 766,735
TOTAL AUTOMOBILES & COMPONENTS 1,191,229
CAPITAL GOODS - 0.1%
701,491 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.750% 4.764 01/15/25 686,510
901,885 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.500% 4.514 02/12/27 866,748
476,306 i Clydesdale Acquisition Holdings, Inc SOFR 12M + 4.175% 7.309 04/13/29 450,641
481,396 i Cornerstone Building Brands, Inc LIBOR 12 M + 3.250% 6.068 04/12/28 398,206
393,182 i SRAM LLC LIBOR 4 M + 2.750% 5.556 05/18/28 372,540
1,436,759 i TransDigm, Inc LIBOR 4 M + 2.250% 5.924 08/22/24 1,404,223
470,587 i TransDigm, Inc LIBOR 4 M + 2.250% 5.924 12/09/25 452,013
576,256 i Univar Solutions USA, Inc LIBOR 12 M + 1.750% 4.865 06/03/28 570,251
TOTAL CAPITAL GOODS 5,201,132
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
274,313 i Amentum Government Services Holdings LLC SOFR 4M + 4.000% 7.206 02/15/29 262,654
643,574 i Clean Harbors, Inc LIBOR 12 M + 1.750% 4.865 06/28/24 642,689
640,339 i Dun & Bradstreet Corp LIBOR 12 M + 3.250% 6.330 02/06/26 620,569
670,243 i GFL Environmental, Inc LIBOR 4 M + 3.000% 5.806 05/30/25 664,255
1,225,939 i Intrado Corp LIBOR 12 M + 4.000% 7.115 10/10/24 1,057,666
718,002 i Peraton Corp LIBOR 12 M + 3.750% 6.865 02/01/28 682,371
1,289,218 i Prime Security Services Borrower LLC LIBOR 12 M + 2.750% 5.303 09/23/26 1,251,650
727,330 i Sedgwick Claims Management Services, Inc LIBOR 12 M + 3.250% 6.365 12/31/25 690,662
457,477 i Spin Holdco, Inc LIBOR 4 M + 4.000% 7.144 03/04/28 403,151
864,183 i Trans Union LLC LIBOR 12 M + 2.250% 5.365 12/01/28 838,802
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,114,469
CONSUMER DURABLES & APPAREL - 0.0%
992,500 i Conair Holdings LLC LIBOR 4 M + 3.750% 6.000 05/17/28 841,764
1,054,710 i Samsonite IP Holdings Sarl LIBOR 12 M + 1.750% 4.865 04/25/25 1,025,705
TOTAL CONSUMER DURABLES & APPAREL 1,867,469
CONSUMER SERVICES - 0.1%
1,318,563 i 1011778 BC ULC LIBOR 12 M + 2.000% 5.115 07/03/28 1,264,053
1,354,375 i AlixPartners LLP LIBOR 12 M + 2.750% 5.865 02/04/28 1,304,189
201,800 i Caesars Resort Collection LLC LIBOR 12 M + 3.500% 6 .615 07/21/25 199,307
589,045 i Carnival Corp LIBOR 4 M + 3.250% 6.127 10/18/28 519,832
660,013 i CCC Intelligent Solutions, Inc LIBOR 4 M + 2.250% 4.500 09/21/28 641,311
984,456 i ClubCorp Holdings, Inc LIBOR 4 M + 2.750% 6.424 09/18/24 909,598
210,000 h,i Element Materials Technology Group US Holdings, Inc SOFR 3M + 4.250% 0.000 04/12/29 198,188
455,000 h,i Element Materials Technology Group US Holdings, Inc SOFR 1M + 4.250% 6.360 04/12/29 429,406
972,542 i Fertitta Entertainment LLC SOFR 1M + 4.000% 6.455 01/27/29 904,970
861,864 i IRB Holding Corp SOFR 12M + 3.000% 5.696 12/15/27 809,613
382,703 i KFC Holding Co LIBOR 12 M + 1.750% 4.743 03/15/28 379,515
643,824 i Life Time, Inc LIBOR 4 M + 4.750% 7.820 12/16/24 637,588
309,724 i Penn National Gaming, Inc SOFR 12M + 2.750% 5.884 05/03/29 298,496
2,241,003 i Sophia LP LIBOR 4 M + 3.500% 7.174 10/07/27 2,159,767
1,357,813 i Stars Group Holdings BV LIBOR 4 M + 2.250% 5.892 07/21/26 1,308,931
447,093 i Sterling Midco Holdings, Inc LIBOR 4 M + 3.500% 6.570 06/19/24 442,345
TOTAL CONSUMER SERVICES 12,407,109
DIVERSIFIED FINANCIALS - 0.0%
600,082 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 5.365 03/24/25 580,579
1,361,250 i Reynolds Group Holdings, Inc LIBOR 12 M + 3.250% 6.365 02/05/26 1,306,310
TOTAL DIVERSIFIED FINANCIALS 1,886,889

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY - 0.0%
$ 1,393,098 i Buckeye Partners LP LIBOR 12 M + 2.250% 5.365% 11/01/26 $ 1,360,882
946,601 i Delek US Holdings, Inc LIBOR 12 M + 2.250% 5.365 03/31/25 918,913
193,674 i DT Midstream, Inc LIBOR 12 M + 2.000% 5.125 06/26/28 194,071
TOTAL ENERGY 2,473,866
FOOD & STAPLES RETAILING - 0.0%
969,528 i US Foods, Inc LIBOR 12 M + 2.750% 5.865 11/22/28 949,076
TOTAL FOOD & STAPLES RETAILING 949,076
FOOD, BEVERAGE & TOBACCO - 0.0%
146,625 i Froneri US, Inc LIBOR 12 M + 2.250% 5.365 01/29/27 138,762
1,876,250 i Hayward Industries, Inc LIBOR 12 M + 2.500% 5.615 05/30/28 1,775,402
972,431 i Hostess Brands LLC LIBOR 4 M + 2.250% 5.056 08/03/25 942,801
507,594 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 7.174 03/31/28 458,033
TOTAL FOOD, BEVERAGE & TOBACCO 3,314,998
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
948,321 i Change Healthcare Holdings LLC LIBOR 1 M + 2.500% 5.024 03/01/24 946,609
590,834 i Da Vinci Purchaser Corp LIBOR 4 M + 4.000% 6.250 01/08/27 557,845
1,212,586 i DaVita, Inc LIBOR 12 M + 1.750% 4.865 08/12/26 1,155,582
611,199 i Global Medical Response, Inc LIBOR 12 M + 4.250% 7.378 10/02/25 532,965
628,509 i Grifols Worldwide Operations USA, Inc LIBOR 12 M + 2.000% 5.115 11/15/27 598,001
128,471 i NMN Holdings III Corp LIBOR 12 M + 3.750% 6.865 11/13/25 116,106
598,734 i NMN Holdings III Corp LIBOR 12 M + 3.750% 6.865 11/13/25 541,106
1,900,938 i Onex TSG Intermediate Corp LIBOR 12 M + 4.750% 7.865 02/28/28 1,685,504
985,000 i Phoenix Guarantor, Inc LIBOR 12 M + 3.500% 6.615 03/05/26 938,434
1,359,493 i RegionalCare Hospital Partners Holdings, Inc LIBOR 12 M + 3.750% 6.871 11/16/25 1,267,483
946,734 i Select Medical Corp LIBOR 12 M + 2.500% 5.620 03/06/25 918,038
1,159,243 i Surgery Center Holdings, Inc LIBOR 12 M + 3.750% 6.510 08/31/26 1,102,951
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,360,624
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
664,875 i Energizer Holdings, Inc LIBOR 12 M + 2.250% 5.313 12/22/27 637,449
988,875 i Weber-Stephen Products LLC LIBOR 12 M + 3.250% 6.365 10/30/27 811,960
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,449,409
INSURANCE - 0.0%
672,263 i Acrisure LLC LIBOR 12 M + 3.500% 6.615 02/15/27 616,519
915,343 i Asurion LLC LIBOR 12 M + 3.000% 6.115 11/03/24 858,706
423,036 i Asurion LLC LIBOR 12 M + 3.250% 6.365 12/23/26 359,847
762,528 i HUB International Ltd LIBOR 4 M + 3.250% 5.982 04/25/25 735,984
978,878 i NFP Corp LIBOR 12 M + 3.250% 6.365 02/15/27 922,103
474,485 i USI, Inc LIBOR 4 M + 2.750% 6.424 05/16/24 462,969
TOTAL INSURANCE 3,956,128
MATERIALS - 0.1%
677,046 i Asplundh Tree Expert LLC LIBOR 12 M + 1.750% 4.865 09/07/27 661,511
1,204,750 i Eco Services Operations Corp LIBOR 4 M + 2.500% 5.306 06/09/28 1,151,139
710,362 i H.B. Fuller Co LIBOR 12 M + 2.000% 5.014 10/20/24 709,992
763,375 i Kloeckner Pentaplast of America, Inc SOFR 2M + 4.750% 8.259 02/12/26 654,594
379,540 i Messer Industries USA, Inc LIBOR 4 M + 2.500% 6.174 03/02/26 363,914
145,392 i Quikrete Holdings, Inc LIBOR 12 M + 2.625% 5.740 02/01/27 139,950
298,826 i Reynolds Consumer Products LLC LIBOR 12 M + 1.750% 4.865 02/04/27 288,483
869,593 i Tronox Finance LLC LIBOR 12 M + 2.250% 5.365 03/10/28 828,505
143,913 i WR Grace Holdings LLC LIBOR 4 M + 3.750% 7.438 09/22/28 135,098
TOTAL MATERIALS 4,933,186
MEDIA & ENTERTAINMENT - 0.2%
923,196 i Alliance Laundry Systems LLC LIBOR 4 M + 3.500% 5.955 10/08/27 887,035
485,805 i Altice Financing S.A. LIBOR 4 M + 2.750% 5.262 01/31/26 456,049
606,600 i Arterra Wines Canada, Inc LIBOR 4 M + 3.500% 7.142 11/24/27 571,721

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 196,500 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 6.068% 11/30/27 $ 188,948
3,323 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 4 M + 6.000% 9.642 11/24/25 3,245
591,000 i CNT Holdings I Corp SOFR 12M + 3.500% 6.248 11/08/27 564,668
940,000 i Coral-US Co-Borrower LLC LIBOR 12 M + 3.000% 5.818 10/15/29 905,925
500,000 i Delta 2 Lux Sarl LIBOR 12 M + 2.500% 5.615 02/01/24 495,177
1,458,844 †,i Diamond Sports Group LLC SOFR 12M + 8.000% 6.458 05/25/26 291,769
287,329 i Diamond Sports Group LLC SOFR 12M + 8.000% 10.696 05/25/26 277,272
891,800 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 8.115 08/02/27 832,999
988,227 i INEOS US Petrochem LLC LIBOR 12 M + 2.750% 5.865 01/29/26 924,408
1,197,000 i Mozart Borrower LP LIBOR 12 M + 3.250% 6.365 10/23/28 1,102,922
231,080 i Nielsen Finance LLC LIBOR 12 M + 2.000% 4.705 10/04/23 230,984
1,498,750 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 5.774 11/15/28 1,433,652
682,518 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 5.617 02/15/28 490,775
1,215,813 i Radiate Holdco LLC LIBOR 12 M + 3.250% 6 .365 09/25/26 1,127,672
960,428 i Ryan Specialty Group LLC SOFR 12M + 3.000% 6.134 09/01/27 931,615
275,000 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 6.460 10/20/27 276,482
924 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 6.871 07/30/27 888
329,953 i Univision Communications, Inc LIBOR 12 M + 3.250% 5.774 03/15/26 313,919
950,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 5.318 01/31/28 908,965
261,359 i Wand NewCo 3, Inc LIBOR 12 M + 3.000% 6.115 02/05/26 243,195
TOTAL MEDIA & ENTERTAINMENT 13,460,285
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
531,502 i Avantor, Inc LIBOR 12 M + 2.250% 5.365 11/08/27 518,797
962,563 i Catalent Pharma Solutions, Inc LIBOR 12 M + 2.000% 5.063 02/22/28 956,345
1,277,545 i Horizon Therapeutics USA, Inc LIBOR 12 M + 2.000% 5.125 05/22/26 1,233,629
441,997 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 6 .615 05/05/28 428,066
543,769 i Organon & Co LIBOR 4 M + 3.000% 6.188 06/02/28 532,894
296,258 i Perrigo Investments LLC SOFR 12M + 2.500% 5.634 04/20/29 292,554
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,962,285
REAL ESTATE - 0.0%
883,547 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 5.865 08/21/25 846,628
TOTAL REAL ESTATE 846,628
RETAILING - 0.0%
594,256 i Chariot Buyer LLC LIBOR 12 M + 3.500% 6.615 11/03/28 542,012
609,239 h,i LS GROUP OPCO ACQUISITIO LIBOR 4 M + 3.250% 6.580 11/02/27 584,869
780,040 i Resideo Funding, Inc LIBOR 4 M + 2.250% 5.180 02/11/28 759,081
960,207 i Staples, Inc LIBOR 4 M + 5.000% 7.782 04/16/26 846,682
TOTAL RETAILING 2,732,644
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
327,527 i Bright Bidco BV SOFR 1M + 8.000% 10.903 02/28/23 327,527
2,744,453 i,q Bright Bidco BV LIBOR 12 M + 3.500% 6.514 06/30/24 957,993
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,285,520
SOFTWARE & SERVICES - 0.1%
467,000 i Avaya Holdings Corp LIBOR 12 M + 4.250% 7.068 12/15/27 255,243
383,775 i Camelot Finance S.A. LIBOR 12 M + 3.000% 6.115 10/30/26 372,335
982,500 i Camelot US Acquisition LIBOR 12 M + 3.000% 6.115 10/30/26 952,205
845,750 i Informatica LLC LIBOR 12 M + 2.750% 5.875 10/27/28 823,553
65,643 i IQVIA, Inc LIBOR 12 M + 1.750% 4.865 03/07/24 65,622
506,730 i Light & Wonder, Inc SOFR 12M + 3.000% 5.906 04/14/29 493,555
4,425 i Magenta Buyer LLC LIBOR 12 M + 4.750% 7.870 07/27/28 4,009
817,000 i NortonLifeLock, Inc SOFR 12M + 2.000% 4.848 09/12/29 787,179
471,438 i RealPage, Inc LIBOR 12 M + 3.000% 5.524 04/24/28 442,890
683 i Rocket Software, Inc LIBOR 12 M + 4.250% 7.365 11/28/25 655
645,135 i SS&C Technologies, Inc SOFR 12M + 2.250% 5.384 03/22/29 629,007

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 456,884 i SS&C Technologies, Inc SOFR 12M + 2.250% 5.384% 03/22/29 $ 445,462
TOTAL SOFTWARE & SERVICES 5,271,715
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
493,750 i Ingram Micro, Inc LIBOR 4 M + 3.500% 7.174 06/30/28 482,023
755,472 i TTM Technologies, Inc LIBOR 12 M + 2.500% 5.628 09/28/24 744,140
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,226,163
TELECOMMUNICATION SERVICES - 0.0%
470,892 i CommScope, Inc LIBOR 12 M + 3.250% 6.365 04/06/26 436,163
1,056,487 h,i MLN US Holdco LLC LIBOR 4 M + 4.500% 8.252 11/30/25 665,328
971,610 i SFR Group S.A. LIBOR 4 M + 3.688% 6.200 01/31/26 884,165
623,553 i Zayo Group Holdings, Inc LIBOR 12 M + 3.000% 6.115 03/09/27 524,099
TOTAL TELECOMMUNICATION SERVICES 2,509,755
TRANSPORTATION - 0.1%
249,375 i Air Canada LIBOR 4 M + 3.500% 6.421 08/11/28 237,775
1,439,394 i American Airlines, Inc LIBOR 12 M + 2.000% 4.818 12/15/23 1,425,000
750,000 i American Airlines, Inc LIBOR 4 M + 4.750% 7.460 04/20/28 728,625
310,777 i Avis Budget Car Rental LLC LIBOR 12 M + 1.750% 4.870 08/06/27 294,539
376,200 i CHG Healthcare Services, Inc LIBOR 12 M + 3.250% 6.365 09/29/28 362,209
992,500 i Gulf Finance LLC LIBOR 12 M + 6.750% 9.390 08/25/26 790,988
522,500 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 8.777 06/21/27 526,139
1,000,000 i XPO Logistics, Inc LIBOR 12 M + 1.750% 4.383 02/24/25 975,545
TOTAL TRANSPORTATION 5,340,820
UTILITIES - 0.1%
385,843 i AssuredPartners, Inc LIBOR 12 M + 3.500% 6.615 02/12/27 366,190
916,559 i Calpine Corp LIBOR 12 M + 2.500% 5.620 12/16/27 888,063
663,511 i Covanta Holding Corp LIBOR 12 M + 2.500% 5.615 11/30/28 645,089
49,826 i Covanta Holding Corp LIBOR 12 M + 2.500% 5.615 11/30/28 48,442
1,471,858 i First Eagle Holdings, Inc LIBOR 4 M + 2.500% 6.174 02/01/27 1,396,021
1,939,107 i Gopher Resource LLC LIBOR 12 M + 3.250% 6.365 03/06/25 1,609,459
723,827 i Seattle SpinCo, Inc LIBOR 12 M + 2.750% 5.865 06/21/24 709,803
579,565 i Seattle SpinCo, Inc SOFR 12M + 4.000% 7.147 02/26/27 569,422
1,017,948 i Utz Quality Foods LLC SOFR 12M + 3.000% 6 .149 01/20/28 991,227
894,843 i Vistra Operations Co LLC LIBOR 12 M + 1.750% 4.743 12/31/25 866,320
TOTAL UTILITIES 8,090,036
TOTAL BANK LOAN OBLIGATIONS 101,831,435
(Cost $109,402,260)
BONDS - 96.1%
CORPORATE BONDS - 34.7%
AUTOMOBILES & COMPONENTS - 0.5%
4,500,000 g Adient Global Holdings Ltd 4.875 08/15/26 3,943,935
225,000 Dana, Inc 5.375 11/15/27 190,687
225,000 Dana, Inc 5.625 06/15/28 185,659
325,000 Dana, Inc 4.250 09/01/30 238,047
1,755,000 Ford Motor Co 3.250 02/12/32 1,264,179
2,635,000 Ford Motor Co 6.100 08/19/32 2,323,016
4,900,000 g Gates Global LLC 6.250 01/15/26 4,508,000
5,550,000 General Motors Co 6.125 10/01/25 5,552,404
5,800,000 General Motors Co 5.400 10/15/29 5,347,871
1,700,000 General Motors Co 6.600 04/01/36 1,589,373
10,050,000 General Motors Co 5.200 04/01/45 7,652,280
475,000 General Motors Co 6.750 04/01/46 432,492
2,000,000 e Goodyear Tire & Rubber Co 5.000 07/15/29 1,632,700

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 5,000,000 e Goodyear Tire & Rubber Co 5.250% 04/30/31 $ 4,008,108
3,000,000 g Hyundai Capital Services, Inc 2.125 04/24/25 2,746,767
500,000 g,o IHO Verwaltungs GmbH 6.375 05/15/29 430,000
1,750,000 Magna International, Inc 3.625 06/15/24 1,715,735
2,000,000 g Nemak SAB de C.V. 3.625 06/28/31 1,347,020
TOTAL AUTOMOBILES & COMPONENTS 45,108,273
BANKS - 7.7%
2,000,000 e,g Akbank T.A.S. 6.800 02/06/26 1,776,431
1,500,000 g Akbank T.A.S. 6.800 06/22/31 1,216,391
2,995,000 g Australia & New Zealand Banking Group Ltd 2.950 07/22/30 2,721,447
5,000,000 g Australia & New Zealand Banking Group Ltd 6.750 N/A‡ 4,775,250
3,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6.500 N/A‡ 2,603,430
2,100,000 e,g Banco de Credito del Peru 2.700 01/11/25 1,953,285
4,150,000 g Banco de Credito e Inversiones S.A. 2.875 10/14/31 3,197,859
1,855,000 g Banco do Brasil S.A. 3.250 09/30/26 1,641,118
1,725,000 g Banco Industrial S.A. 4.875 01/29/31 1,570,112
2,000,000 g Banco Internacional del Peru SAA Interbank 3.375 01/18/23 1,989,000
3,300,000 g Banco Internacional del Peru SAA Interbank 4.000 07/08/30 2,936,010
1,725,000 g Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 1,482,882
4,000,000 Banco Santander S.A. 5.294 08/18/27 3,767,812
4,200,000 Banco Santander S.A. 3.800 02/23/28 3,639,553
2,000,000 Banco Santander S.A. 7.500 N/A‡ 1,860,248
5,400,000 Banco Santander S.A. 4.750 N/A‡ 3,733,344
1,825,000 Bancolombia S.A. 4.625 12/18/29 1,533,000
2,500,000 g Bangkok Bank PCL 4.300 06/15/27 2,401,100
2,600,000 g Bangkok Bank PCL 3.466 09/23/36 2,010,358
2,500,000 g Banistmo S.A. 4.250 07/31/27 2,250,378
4,000,000 g Bank Hapoalim BM 3.255 01/21/32 3,319,832
8,000,000 g Bank Leumi Le-Israel BM 3.275 01/29/31 6,780,000
32,525,000 Bank of America Corp 0.810 10/24/24 30,924,740
10,000,000 Bank of America Corp 4.000 01/22/25 9,678,976
1,000,000 Bank of America Corp 4.450 03/03/26 963,607
23,880,000 Bank of America Corp 2.592 04/29/31 18,938,297
15,000,000 Bank of America Corp 1.898 07/23/31 11,169,144
56,165,000 Bank of America Corp 1.922 10/24/31 41,545,099
5,000,000 Bank of America Corp 2.687 04/22/32 3,903,672
9,300,000 Bank of America Corp 2.572 10/20/32 7,112,903
23,300,000 Bank of America Corp 2.972 02/04/33 18,214,800
7,200,000 Bank of America Corp 3.846 03/08/37 5,808,980
8,925,000 Bank of America Corp 2.676 06/19/41 5,764,267
1,150,000 Bank of America Corp 4.375 N/A‡ 922,875
5,000,000 Bank of America Corp 6.250 N/A‡ 4,831,250
11,300,000 Bank of America Corp 6.100 N/A‡ 10,832,293
7,000,000 Barclays plc 3.932 05/07/25 6,732,141
600,000 Barclays plc 2.279 11/24/27 502,512
4,700,000 Barclays plc 3.330 11/24/42 2,971,861
3,000,000 Barclays plc 6.125 N/A‡ 2,527,800
5,550,000 g BNP Paribas S.A. 2.819 11/19/25 5,172,773
5,895,000 g BNP Paribas S.A. 1.904 09/30/28 4,756,809
2,800,000 g BNP Paribas S.A. 2.588 08/12/35 1,999,992
12,906,000 g BNP Paribas S.A. 7.375 N/A‡ 12,207,568
3,500,000 g CIMB Bank Bhd 2.125 07/20/27 3,042,935
4,025,000 Citigroup, Inc 3.200 10/21/26 3,687,172
2,200,000 Citigroup, Inc 4.300 11/20/26 2,081,615
5,975,000 Citigroup, Inc 4.450 09/29/27 5,530,902
20,000,000 Citigroup, Inc 2.572 06/03/31 15,730,362
18,925,000 Citigroup, Inc 2.520 11/03/32 14,340,182
12,750,000 Citigroup, Inc 4.910 05/24/33 11,729,946
3,000,000 Citigroup, Inc 5.950 N/A‡ 2,715,141

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,000,000 Citigroup, Inc 6.300 % N/A‡ $ 1,862,576
4,900,000 Citigroup, Inc 6.250 N/A‡ 4,686,850
6,315,000 g Cooperatieve Rabobank UA 1.339 06/24/26 5,596,560
4,175,000 Cooperatieve Rabobank UA 3.750 07/21/26 3,846,028
3,050,000 g Credicorp Ltd 2.750 06/17/25 2,784,639
12,000,000 g Credit Agricole S.A. 8.125 N/A‡ 11,550,480
1,525,000 g DBS Group Holdings Ltd 4.520 12/11/28 1,513,070
3,150,000 g Development Bank of Kazakhstan JSC 2.950 05/06/31 2,453,990
4,200,000 Discover Bank 2.450 09/12/24 3,972,521
5,400,000 Discover Bank 3.450 07/27/26 4,915,794
2,275,000 Discover Bank 2.700 02/06/30 1,785,931
1,675,000 g Grupo Aval Ltd 4.375 02/04/30 1,213,035
2,160,000 g Hana Bank 3.500 N/A‡ 1,934,078
4,535,000 HSBC Holdings plc 1.645 04/18/26 4,032,812
625,000 HSBC Holdings plc 3.900 05/25/26 585,761
11,915,000 HSBC Holdings plc 4.292 09/12/26 11,237,390
14,500,000 HSBC Holdings plc 2.251 11/22/27 12,182,738
1,850,000 HSBC Holdings plc 2.013 09/22/28 1,478,638
3,850,000 HSBC Holdings plc 3.973 05/22/30 3,258,336
2,430,000 HSBC Holdings plc 2.848 06/04/31 1,860,068
590,000 HSBC Holdings plc 6.800 06/01/38 564,199
360,000 Huntington Bancshares, Inc 4.000 05/15/25 349,045
2,875,000 g ICICI Bank Ltd 3.800 12/14/27 2,613,117
8,225,000 g ING Groep NV 1.400 07/01/26 7,262,549
400,000 ING Groep NV 3.950 03/29/27 367,920
3,000,000 ING Groep NV 3.875 N/A‡ 1,949,550
3,000,000 g Intercorp Financial Services, Inc 4.125 10/19/27 2,595,541
8,150,000 JPMorgan Chase & Co 2.301 10/15/25 7,642,851
1,075,000 JPMorgan Chase & Co 2.005 03/13/26 984,481
2,500,000 JPMorgan Chase & Co 3.200 06/15/26 2,320,896
3,525,000 JPMorgan Chase & Co 4.323 04/26/28 3,303,293
13,000,000 JPMorgan Chase & Co 4.203 07/23/29 11,829,102
19,405,000 JPMorgan Chase & Co 3.702 05/06/30 16,940,329
40,560,000 JPMorgan Chase & Co 1.953 02/04/32 30,003,482
20,500,000 JPMorgan Chase & Co 2.963 01/25/33 16,114,736
3,275,000 JPMorgan Chase & Co 2.525 11/19/41 2,044,536
14,550,000 JPMorgan Chase & Co 3.157 04/22/42 9,962,002
700,000 JPMorgan Chase & Co 4.260 02/22/48 552,400
2,500,000 i JPMorgan Chase & Co LIBOR 3 M + 3.320% 5.597 N/A‡ 2,500,000
6,535,000 JPMorgan Chase & Co 5.000 N/A‡ 5,892,936
9,000,000 JPMorgan Chase & Co 6.100 N/A‡ 8,640,000
7,380,000 JPMorgan Chase & Co 3.650 N/A‡ 5,976,410
6,800,000 Lloyds Banking Group plc 7.500 N/A‡ 6,205,000
8,100,000 Lloyds Banking Group plc 6.750 N/A‡ 7,267,593
7,150,000 M&T Bank Corp 3.500 N/A‡ 5,330,909
7,200,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 6,678,921
2,070,000 Mitsubishi UFJ Financial Group, Inc 1.412 07/17/25 1,855,630
3,000,000 g Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,516,250
2,900,000 NatWest Group plc 5.516 09/30/28 2,752,316
8,000,000 g NBK SPC Ltd 1.625 09/15/27 6,860,000
3,000,000 g NBK Tier  Financing Ltd 3.625 N/A‡ 2,547,156
5,470,000 g Nordea Bank Abp 6.625 N/A‡ 5,051,545
1,335,000 g Oversea-Chinese Banking Corp Ltd 1.832 09/10/30 1,194,425
4,720,000 PNC Bank NA 2.700 10/22/29 3,879,770
1,500,000 PNC Financial Services Group, Inc 3.900 04/29/24 1,478,135
4,105,000 PNC Financial Services Group, Inc 3.400 N/A‡ 3,063,469
2,500,000 i PNC Financial Services Group, Inc LIBOR 3 M + 3.678% 3.804 N/A‡ 2,483,051
4,600,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 4,138,430
5,100,000 Toronto-Dominion Bank 4.285 09/13/24 5,023,095
1,300,000 Toronto-Dominion Bank 3.625 09/15/31 1,185,023

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 5,000,000 Truist Bank 3.689% 08/02/24 $ 4,945,674
1,960,000 Truist Bank 2.250 03/11/30 1,536,292
1,960,000 Truist Financial Corp 1.200 08/05/25 1,761,823
7,000,000 Truist Financial Corp 4.950 N/A‡ 6,725,530
4,500,000 Truist Financial Corp 5.100 N/A‡ 3,989,878
1,500,000 g Turkiye Garanti Bankasi AS. 7.177 05/24/27 1,251,540
3,000,000 g Turkiye Vakiflar Bankasi TAO 6.500 01/08/26 2,588,015
1,550,000 g Turkiye Vakiflar Bankasi TAO 5.500 10/01/26 1,261,446
3,500,000 g UBS Group AG. 3.179 02/11/43 2,254,044
3,000,000 g United Overseas Bank Ltd 1.250 04/14/26 2,660,505
1,400,000 g United Overseas Bank Ltd 3.750 04/15/29 1,363,116
3,700,000 g United Overseas Bank Ltd 2.000 10/14/31 3,182,046
1,600,000 Wells Fargo & Co 3.750 01/24/24 1,575,041
3,425,000 Wells Fargo & Co 3.550 09/29/25 3,257,117
9,300,000 Wells Fargo & Co 3.526 03/24/28 8,423,171
10,475,000 Wells Fargo & Co 2.393 06/02/28 8,983,337
8,000,000 Wells Fargo & Co 5 .900 N/A‡ 7,278,484
10,575,000 Wells Fargo & Co 3.900 N/A‡ 8,942,484
9,500,000 Wells Fargo & Co 5.875 N/A‡ 9,044,455
3,020,000 Westpac Banking Corp 2.668 11/15/35 2,221,579
TOTAL BANKS 701,416,419
CAPITAL GOODS - 1.0%
1,354,000 Air Lease Corp 3.000 02/01/30 1,072,253
3,140,000 Air Lease Corp 3.125 12/01/30 2,472,349
2,430,000 g Airbus SE 3.150 04/10/27 2,245,351
650,000 e,g BAE Systems plc 1.900 02/15/31 491,124
2,000,000 g BOC Aviation Ltd 3.000 09/11/29 1,689,260
17,400,000 Boeing Co 2.196 02/04/26 15,441,413
1,350,000 Boeing Co 3.250 02/01/28 1,177,520
6,900,000 Boeing Co 2.950 02/01/30 5,547,145
3,700,000 Boeing Co 3.625 02/01/31 3,071,181
1,825,000 Boeing Co 3.250 02/01/35 1,288,912
3,600,000 Boeing Co 5.705 05/01/40 3,144,465
7,000,000 Boeing Co 5.805 05/01/50 6,082,943
3,075,000 g H&E Equipment Services, Inc 3.875 12/15/28 2,413,875
500,000 Ingersoll-Rand Global Holding Co Ltd 3.750 08/21/28 464,237
3,750,000 Ingersoll-Rand Luxembourg Finance S.A. 3.800 03/21/29 3,368,282
7,145,000 John Deere Capital Corp 2.000 06/17/31 5,647,925
1,100,000 L3Harris Technologies, Inc 3.850 06/15/23 1,094,764
850,000 Lockheed Martin Corp 1.850 06/15/30 688,778
5,775,000 Northrop Grumman Corp 3.250 01/15/28 5,254,712
7,150,000 Parker-Hannifin Corp 3.250 06/14/29 6,295,638
248,000 Raytheon Technologies Corp 3.650 08/16/23 245,592
10,675,000 Raytheon Technologies Corp 4.125 11/16/28 9,973,747
5,000,000 Raytheon Technologies Corp 4.500 06/01/42 4,275,887
325,000 g Rolls-Royce plc 5.750 10/15/27 282,344
3,000,000 g TSMC Global Ltd 0.750 09/28/25 2,657,142
2,000,000 g TSMC Global Ltd 1.000 09/28/27 1,636,600
3,000,000 g TSMC Global Ltd 1.750 04/23/28 2,498,100
425,000 g WESCO Distribution, Inc 7.250 06/15/28 416,267
TOTAL CAPITAL GOODS 90,937,806
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
1,655,000 g ADT Corp 4.875 07/15/32 1,334,695
1,000,000 AECOM 5.125 03/15/27 933,305
1,395,000 g Albion Financing 1 SARL 6.125 10/15/26 1,179,375
5,000,000 g Allied Universal Holdco LLC 6.625 07/15/26 4,456,250
325,000 g ASGN, Inc 4.625 05/15/28 279,679
925,000 g Booz Allen Hamilton, Inc 3.875 09/01/28 795,743

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 370,000 g Booz Allen Hamilton, Inc 4.000% 07/01/29 $ 316,558
150,000 g GFL Environmental, Inc 4.250 06/01/25 140,673
1,000,000 g GFL Environmental, Inc 3.750 08/01/25 915,000
125,000 g GFL Environmental, Inc 5.125 12/15/26 116,406
3,150,000 g GFL Environmental, Inc 3.500 09/01/28 2,656,426
2,125,000 g Prime Security Services Borrower LLC 5.750 04/15/26 1,999,498
1,300,000 g Prime Security Services Borrower LLC 3.375 08/31/27 1,092,221
2,655,000 g Prime Security Services Borrower LLC 6.250 01/15/28 2,265,701
2,225,000 Republic Services, Inc 2.900 07/01/26 2,043,986
100,000 g Ritchie Bros Auctioneers, Inc 5.375 01/15/25 98,097
420,000 Verisk Analytics, Inc 3.625 05/15/50 286,378
1,325,000 g WASH Multifamily Acquisition, Inc 5.750 04/15/26 1,221,524
1,235,000 Waste Management, Inc 1.500 03/15/31 936,318
1,500,000 Waste Management, Inc 2.500 11/15/50 913,473
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 23,981,306
CONSUMER DURABLES & APPAREL - 0.2%
5,000,000 Lennar Corp 5.000 06/15/27 4,753,448
5,000,000 Lennar Corp 4.750 11/29/27 4,616,500
219,000 Newell Brands, Inc 4.875 06/01/25 211,707
1,175,000 e Newell Brands, Inc 6.375 09/15/27 1,163,520
5,000,000 PulteGroup, Inc 5.000 01/15/27 4,848,957
TOTAL CONSUMER DURABLES & APPAREL 15,594,132
CONSUMER SERVICES - 0.5%
16,500,000 Anheuser-Busch Cos LLC 3.650 02/01/26 15,849,410
5,000,000 Anheuser-Busch Cos LLC 4.700 02/01/36 4,506,212
8,910,000 Anheuser-Busch Cos LLC 4.900 02/01/46 7,743,503
1,100,000 g Cedar Fair LP 5.500 05/01/25 1,058,123
2,300,000 g ENA Master Trust 4.000 05/19/48 1,708,900
125,000 g Hilton Domestic Operating Co, Inc 5.750 05/01/28 116,875
2,200,000 g Hilton Domestic Operating Co, Inc 3.625 02/15/32 1,684,977
8,800,000 Hyatt Hotels Corp 1.300 10/01/23 8,464,544
400,000 g International Game Technology plc 4.125 04/15/26 365,584
540,000 g International Game Technology plc 6.250 01/15/27 522,509
425,000 g Marriott Ownership Resorts, Inc 4.500 06/15/29 335,880
3,550,000 McDonald's Corp 4.600 09/09/32 3,391,535
2,335,000 Sands China Ltd 2.800 03/08/27 1,855,321
1,400,000 Sands China Ltd 5.400 08/08/28 1,176,714
1,175,000 g Wynn Macau Ltd 5.625 08/26/28 782,691
TOTAL CONSUMER SERVICES 49,562,778
DIVERSIFIED FINANCIALS - 3.4%
4,900,000 AerCap Ireland Capital DAC 3.500 01/15/25 4,604,734
9,050,000 AerCap Ireland Capital DAC 1.750 01/30/26 7,739,505
12,175,000 AerCap Ireland Capital DAC 2.450 10/29/26 10,270,912
5,000,000 AerCap Ireland Capital DAC 3.875 01/23/28 4,315,510
1,350,000 AerCap Ireland Capital DAC 3.000 10/29/28 1,082,654
2,050,000 AerCap Ireland Capital DAC 3.300 01/30/32 1,541,740
1,250,000 AerCap Ireland Capital DAC 3.850 10/29/41 830,320
710,000 American Express Co 2.650 12/02/22 708,415
1,250,000 American Express Co 3.700 08/03/23 1,242,012
2,000,000 American Express Co 2.550 03/04/27 1,781,418
3,000,000 g B3 S.A.-Brasil Bolsa Balcao 4.125 09/20/31 2,348,348
2,500,000 g Banco BTG Pactual S.A. 2.750 01/11/26 2,170,000
5,705,000 Bank of New York Mellon Corp 4.700 N/A‡ 5,462,537
455,000 g BBVA Bancomer S.A. 5.350 11/12/29 427,502
3,350,000 g BBVA Bancomer S.A. 5.125 01/18/33 2,772,169
7,868,000 Capital One Bank USA NA 3.375 02/15/23 7,835,557
2,490,000 Capital One Financial Corp 3.750 03/09/27 2,292,294

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 5,490,000 e Capital One Financial Corp 3.950 % N/A‡ $ 4,309,650
10,800,000 Charles Schwab Corp 5.375 N/A‡ 10,503,000
600,000 g Compass Group Diversified Holdings LLC 5.250 04/15/29 470,838
8,325,000 g Credit Suisse Group AG. 2.193 06/05/26 7,238,493
4,950,000 g Credit Suisse Group AG. 1.305 02/02/27 4,018,014
4,600,000 g Credit Suisse Group AG. 6.442 08/11/28 4,277,766
3,950,000 Credit Suisse Group Funding Guernsey Ltd 3.800 06/09/23 3,886,943
1,650,000 Credit Suisse Group Funding Guernsey Ltd 3.750 03/26/25 1,537,062
4,050,000 Deutsche Bank AG. 5.371 09/09/27 3,908,822
3,750,000 Deutsche Bank AG. 2.311 11/16/27 3,041,862
5,000,000 Ford Motor Credit Co LLC 3.664 09/08/24 4,700,000
1,400,000 Ford Motor Credit Co LLC 4.000 11/13/30 1,092,000
2,000,000 Ford Motor Credit Co LLC 3.625 06/17/31 1,485,900
11,543,000 GE Capital International Funding Co 4.418 11/15/35 10,341,616
4,390,000 General Motors Financial Co, Inc 2.750 06/20/25 4,043,813
10,900,000 General Motors Financial Co, Inc 5.000 04/09/27 10,332,208
25,250,000 General Motors Financial Co, Inc 2.700 06/10/31 18,535,628
3,450,000 General Motors Financial Co, Inc 5.700 N/A‡ 2,957,058
2,000,000 e General Motors Financial Co, Inc 5.750 N/A‡ 1,622,432
11,270,000 Goldman Sachs Group, Inc 3.625 02/20/24 11,073,537
5,277,000 Goldman Sachs Group, Inc 3.500 04/01/25 5,040,606
5,875,000 Goldman Sachs Group, Inc 1 .093 12/09/26 5,069,685
19,600,000 Goldman Sachs Group, Inc 4.482 08/23/28 18,394,533
7,410,000 Goldman Sachs Group, Inc 1.992 01/27/32 5,478,298
7,300,000 Goldman Sachs Group, Inc 2.615 04/22/32 5,658,434
360,000 Goldman Sachs Group, Inc 6.750 10/01/37 358,806
1,900,000 Goldman Sachs Group, Inc 4.017 10/31/38 1,500,658
4,875,000 Goldman Sachs Group, Inc 3.210 04/22/42 3,302,892
725,000 Goldman Sachs Group, Inc 3.436 02/24/43 502,023
500,000 Icahn Enterprises LP 4.750 09/15/24 467,780
925,000 Icahn Enterprises LP 5.250 05/15/27 809,847
3,800,000 Icahn Enterprises LP 4.375 02/01/29 3,058,544
1,100,000 g Indian Railway Finance Corp Ltd 3.249 02/13/30 899,050
7,400,000 g Indian Railway Finance Corp Ltd 2.800 02/10/31 5,649,515
475,000 Legg Mason, Inc 3.950 07/15/24 466,359
3,425,000 g LPL Holdings, Inc 4.000 03/15/29 2,937,554
2,500,000 g Minejesa Capital BV 5.625 08/10/37 1,787,500
1,040,000 Morgan Stanley 4.000 07/23/25 1,006,611
4,444,000 Morgan Stanley 2.188 04/28/26 4,076,378
11,950,000 Morgan Stanley 3.125 07/27/26 11,003,725
2,720,000 Morgan Stanley 0.985 12/10/26 2,345,422
685,000 Morgan Stanley 3.950 04/23/27 636,559
9,875,000 Morgan Stanley 1.512 07/20/27 8,410,402
15,120,000 Morgan Stanley 2.699 01/22/31 12,258,850
1,905,000 Morgan Stanley 1.794 02/13/32 1,392,214
75,000 Morgan Stanley 1.928 04/28/32 54,753
5,000,000 Navient Corp 5.000 03/15/27 4,089,559
2,000,000 Northern Trust Corp 4.600 N/A‡ 1,783,679
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,047,718
5,000,000 e OneMain Finance Corp 4.000 09/15/30 3,508,550
2,975,000 g Power Finance Corp Ltd 3.950 04/23/30 2,483,857
1,625,000 g REC Ltd 4.750 05/19/23 1,618,647
1,375,000 e,g S&P Global, Inc 4.250 05/01/29 1,291,515
2,070,000 g Societe Generale S.A. 1.375 07/08/25 1,848,946
3,500,000 g Societe Generale S.A. 4.027 01/21/43 2,168,141
550,000 Springleaf Finance Corp 5.375 11/15/29 426,250
550,000 State Street Corp 3.300 12/16/24 534,730
11,300,000 g Swiss Re Finance Luxembourg SA 5.000 04/02/49 9,887,500
6,500,000 g UBS Group AG 7.000 N/A‡ 6,150,300

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 650,000 Voya Financial, Inc 5.700% 07/15/43 $ 583,676
TOTAL DIVERSIFIED FINANCIALS 306,792,335
ENERGY - 3.2%
2,500,000 g Antero Midstream Partners LP 5.750 01/15/28 2,275,000
1,875,000 g Archrock Partners LP 6.250 04/01/28 1,648,116
2,770,000 Canadian Natural Resources Ltd 2.950 07/15/30 2,279,105
875,000 Cenovus Energy, Inc 2.650 01/15/32 674,353
3,980,000 Cenovus Energy, Inc 5.400 06/15/47 3,407,103
2,000,000 g Cosan Ltd 5.500 09/20/29 1,804,000
3,750,000 Diamondback Energy, Inc 3.125 03/24/31 3,041,743
2,625,000 Diamondback Energy, Inc 4.250 03/15/52 1,916,337
1,790,000 g DT Midstream, Inc 4.125 06/15/29 1,512,550
1,490,000 g DT Midstream, Inc 4.375 06/15/31 1,228,833
5,000,000 Ecopetrol S.A. 5.375 06/26/26 4,520,000
1,050,000 Ecopetrol S.A. 6.875 04/29/30 881,908
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,592,500
2,675,000 g Empresa Nacional del Petroleo 3.450 09/16/31 2,093,187
1,960,000 e Enbridge, Inc 2.500 08/01/33 1,467,802
10,350,000 Enbridge, Inc 5.750 07/15/80 9,105,412
2,424,000 g Energean Israel Finance Ltd 4.875 03/30/26 2,134,192
2,440,000 Energy Transfer Operating LP 2.900 05/15/25 2,274,316
2,675,000 Energy Transfer Operating LP 4.750 01/15/26 2,577,323
1,670,000 Energy Transfer Operating LP 5.500 06/01/27 1,626,740
8,000,000 Energy Transfer Operating LP 5.250 04/15/29 7,523,644
1,235,000 Energy Transfer Operating LP 3.750 05/15/30 1,045,751
4,100,000 Energy Transfer Operating LP 6.250 04/15/49 3,637,219
4,625,000 Energy Transfer Operating LP 5.000 05/15/50 3,614,891
500,000 g EnLink Midstream LLC 5.625 01/15/28 467,500
745,000 g EnLink Midstream LLC 6.500 09/01/30 727,492
1,250,000 Enterprise Products Operating LLC 3.700 02/15/26 1,192,520
3,707,000 Enterprise Products Operating LLC 3.125 07/31/29 3,193,083
900,000 Enterprise Products Operating LLC 2.800 01/31/30 751,582
1,425,000 Enterprise Products Operating LLC 4.250 02/15/48 1,098,968
2,300,000 Enterprise Products Operating LLC 4.200 01/31/50 1,756,305
7,350,000 Enterprise Products Operating LLC 3.700 01/31/51 5,168,123
4,575,000 Enterprise Products Operating LLC 3.200 02/15/52 2,919,965
6,575,000 Enterprise Products Operating LLC 3.300 02/15/53 4,277,487
276,000 g EQM Midstream Partners LP 6.000 07/01/25 255,198
1,900,000 g EQM Midstream Partners LP 4.500 01/15/29 1,530,788
850,000 g EQT Corp 3.125 05/15/26 774,104
3,082,025 g Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,520,564
2,750,000 g Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,113,768
1,100,000 Genesis Energy LP 6.500 10/01/25 994,509
1,450,000 g Hilcorp Energy I LP 5.750 02/01/29 1,267,684
1,450,000 g Hilcorp Energy I LP 6.000 02/01/31 1,256,260
475,000 g Holly Energy Partners LP 6.375 04/15/27 453,625
1,200,000 g KazMunayGas National Co JSC 5.375 04/24/30 940,464
3,500,000 g KazMunayGas National Co JSC 3.500 04/14/33 2,291,030
3,700,000 Kinder Morgan Energy Partners LP 5.800 03/15/35 3,447,927
1,250,000 Kinder Morgan Energy Partners LP 5.400 09/01/44 1,058,990
1,325,000 g Kosmos Energy Ltd 7.750 05/01/27 1,053,375
2,525,000 g Leviathan Bond Ltd 6.125 06/30/25 2,369,721
5,000,000 Marathon Petroleum Corp 4.700 05/01/25 4,909,077
13,040,000 Marathon Petroleum Corp 3.800 04/01/28 11,667,626
1,000,000 Marathon Petroleum Corp 4.750 09/15/44 802,174
2,750,000 Marathon Petroleum Corp 5 .000 09/15/54 2,211,327
5,000,000 g MEG Energy Corp 5.875 02/01/29 4,487,500
4,475,000 MPLX LP 1.750 03/01/26 3,915,543
16,235,000 MPLX LP 2.650 08/15/30 12,718,875

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,935,000 MPLX LP 4.700% 04/15/48 $ 2,236,188
642,000 Murphy Oil Corp 5.875 12/01/27 600,103
1,200,000 †,q NAK Naftogaz Ukraine via Kondor Finance plc 7.375 07/19/24 288,000
7,735,000 g Northern Natural Gas Co 3.400 10/16/51 5,101,695
325,000 Occidental Petroleum Corp 5.500 12/01/25 326,625
475,000 Occidental Petroleum Corp 5.550 03/15/26 475,541
5,000,000 e Occidental Petroleum Corp 3.500 08/15/29 4,568,300
1,450,000 g Oleoducto Central S.A. 4.000 07/14/27 1,118,277
1,025,000 ONEOK, Inc 4.000 07/13/27 940,567
6,030,000 ONEOK, Inc 4.550 07/15/28 5,520,550
7,750,000 ONEOK, Inc 4.350 03/15/29 6,932,961
3,920,000 ONEOK, Inc 3.400 09/01/29 3,288,353
7,750,000 ONEOK, Inc 4.500 03/15/50 5,604,595
2,000,000 g Parkland Corp 4.500 10/01/29 1,614,641
1,260,000 g Parkland Corp 4.625 05/01/30 1,021,451
6,200,000 g Pertamina Persero PT 1.400 02/09/26 5,320,501
850,000 g Pertamina Persero PT 3.650 07/30/29 732,211
1,667,000 Petrobras Global Finance BV 5.999 01/27/28 1,607,561
2,000,000 Petrobras Global Finance BV 6.900 03/19/49 1,663,600
767,000 g Petroleos del Peru S.A. 4.750 06/19/32 541,885
2,700,000 Petroleos Mexicanos 5.950 01/28/31 1,823,580
6,244,000 Petroleos Mexicanos 6.700 02/16/32 4,380,947
3,000,000 Petroleos Mexicanos 7.690 01/23/50 1,837,200
2,950,000 g Petronas Energy Canada Ltd 2.112 03/23/28 2,541,511
15,790,000 Phillips 66 2.150 12/15/30 12,165,599
2,400,000 Phillips 66 3.300 03/15/52 1,571,095
860,000 g Phillips 66 Co 3.150 12/15/29 726,429
775,000 g Phillips 66 Co 4.680 02/15/45 638,664
5,300,000 g Qatar Petroleum 2.250 07/12/31 4,247,823
654,000 Regency Energy Partners LP 4.500 11/01/23 648,265
1,150,000 g S.A. Global Sukuk Ltd 0.946 06/17/24 1,071,678
270,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 270,210
6,125,000 Sabine Pass Liquefaction LLC 4.200 03/15/28 5,585,743
11,115,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 10,125,426
1,825,000 g Santos Finance Ltd 3.649 04/29/31 1,418,238
3,175,000 g Saudi Arabian Oil Co 2.250 11/24/30 2,556,033
1,365,000 Shell International Finance BV 3.125 11/07/49 934,218
1,975,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 1,791,142
450,000 Sunoco Logistics Partners Operations LP 5.400 10/01/47 364,354
1,150,000 Sunoco LP 4.500 05/15/29 953,983
2,525,000 Targa Resources Corp 4.200 02/01/33 2,102,815
2,500,000 Targa Resources Corp 4.950 04/15/52 1,923,505
300,000 Targa Resources Partners LP 6.500 07/15/27 296,501
1,000,000 Targa Resources Partners LP 4.000 01/15/32 824,705
4,000,000 g Thaioil Treasury Center Co Ltd 2.500 06/18/30 3,124,480
1,450,000 Total Capital International S.A. 2.986 06/29/41 1,033,593
5,550,000 Total Capital International S.A. 3.127 05/29/50 3,832,498
8,245,000 TransCanada PipeLines Ltd 4.250 05/15/28 7,632,617
7,000,000 TransCanada PipeLines Ltd 2.500 10/12/31 5,385,659
7,835,000 TransCanada Trust 5.500 09/15/79 6,777,275
887,000 g Tullow Oil plc 10.250 05/15/26 749,515
1,260,000 USA Compression Partners LP 6.875 04/01/26 1,159,200
500,000 USA Compression Partners LP 6.875 09/01/27 454,413
7,050,000 Williams Cos, Inc 2.600 03/15/31 5,527,911
850,000 Williams Partners LP 3.750 06/15/27 784,055
TOTAL ENERGY 295,239,664
FOOD & STAPLES RETAILING - 0.2%
3,975,000 Costco Wholesale Corp 1.600 04/20/30 3,187,265
3,000,000 Kroger Co 3.875 10/15/46 2,281,297

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD & STAPLES RETAILING—continued
$ 730,000 SYSCO Corp 3.750% 10/01/25 $ 702,580
3,700,000 SYSCO Corp 3.150 12/14/51 2,338,795
3,600,000 Walmart, Inc 1.050 09/17/26 3,141,180
294,000 Walmart, Inc 2.375 09/24/29 252,255
5,155,000 Walmart, Inc 1.800 09/22/31 4,095,489
3,900,000 Walmart, Inc 2.500 09/22/41 2,717,952
TOTAL FOOD & STAPLES RETAILING 18,716,813
FOOD, BEVERAGE & TOBACCO - 1.0%
3,100,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,199,999
10,260,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 9,994,868
1,260,000 Anheuser-Busch InBev Worldwide, Inc 4.439 10/06/48 1,022,142
3,150,000 BAT Capital Corp 2.259 03/25/28 2,505,505
6,075,000 BAT Capital Corp 4.906 04/02/30 5,363,878
12,520,000 BAT Capital Corp 2.726 03/25/31 9,317,544
1,850,000 BAT Capital Corp 4.742 03/16/32 1,547,598
7,200,000 BAT International Finance plc 4 .448 03/16/28 6,417,055
1,775,000 g BRF S.A. 4.875 01/24/30 1,395,971
2,000,000 g BRF S.A. 5.750 09/21/50 1,378,074
3,250,000 g Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,742,187
1,830,000 g CNTL AMR BOTTLING CORP 5.250 04/27/29 1,587,525
3,000,000 g Coca-Cola Icecek AS. 4.500 01/20/29 2,453,111
750,000 Constellation Brands, Inc 4.400 11/15/25 734,283
2,775,000 Constellation Brands, Inc 3.700 12/06/26 2,607,637
1,150,000 Constellation Brands, Inc 3.150 08/01/29 987,904
4,540,000 Constellation Brands, Inc 2.875 05/01/30 3,765,692
13,700,000 Constellation Brands, Inc 2.250 08/01/31 10,524,043
2,750,000 Diageo Capital plc 2.125 10/24/24 2,611,035
2,320,000 Diageo Capital plc 1.375 09/29/25 2,103,521
4,075,000 Diageo Capital plc 2.375 10/24/29 3,407,942
1,950,000 Diageo Capital plc 2.000 04/29/30 1,562,546
1,875,000 g Embotelladora Andina S.A. 3.950 01/21/50 1,396,365
2,000,000 g Grupo Bimbo SAB de C.V. 4.700 11/10/47 1,663,540
2,000,000 g NBM US Holdings, Inc 6.625 08/06/29 1,824,753
200,000 Philip Morris International, Inc 6.375 05/16/38 189,300
5,500,000 g Primo Water Holdings, Inc 4.375 04/30/29 4,473,870
3,250,000 g Sigma Alimentos S.A. de C.V. 4.125 05/02/26 2,923,375
6,325,000 g Ulker Biskuvi Sanayi AS. 6.950 10/30/25 4,319,975
TOTAL FOOD, BEVERAGE & TOBACCO 93,021,238
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
1,200,000 Abbott Laboratories 5.300 05/27/40 1,199,262
980,000 Advocate Health & Hospitals Corp 3.008 06/15/50 657,184
9,160,000 Anthem, Inc 2.250 05/15/30 7,389,187
2,100,000 Boston Scientific Corp 2.650 06/01/30 1,742,449
1,640,000 Centene Corp 2.450 07/15/28 1,335,321
8,310,000 Centene Corp 3.000 10/15/30 6,581,021
1,800,000 Children's Hospital Medic 4.268 05/15/44 1,567,052
6,250,000 g CHS/Community Health Systems, Inc 5.250 05/15/30 4,351,563
2,550,000 Cigna Corp 3.200 03/15/40 1,833,165
495,000 CVS Health Corp 3.875 07/20/25 480,081
11,250,000 CVS Health Corp 3.750 04/01/30 10,004,006
27,225,000 CVS Health Corp 1.750 08/21/30 20,839,008
9,180,000 CVS Health Corp 1.875 02/28/31 6,992,635
2,250,000 CVS Health Corp 4.780 03/25/38 1,972,579
3,635,000 CVS Health Corp 2.700 08/21/40 2,386,129
4,750,000 CVS Health Corp 5.050 03/25/48 4,183,146
1,900,000 CVS Health Corp 4.250 04/01/50 1,487,027
1,370,000 Dartmouth-Hitchcock Health 4.178 08/01/48 1,106,230
425,000 Hackensack Meridian Health, Inc 2.875 09/01/50 277,238

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,000,000 HCA, Inc 5.375% 02/01/25 $ 988,174
2,815,000 HCA, Inc 5 .625 09/01/28 2,682,463
5,000,000 HCA, Inc 3.500 09/01/30 4,128,600
3,475,000 g HCA, Inc 3.625 03/15/32 2,811,404
1,900,000 HCA, Inc 5.500 06/15/47 1,605,110
4,600,000 g HCA, Inc 4.625 03/15/52 3,455,073
3,500,000 g Hologic, Inc 3.250 02/15/29 2,862,257
1,875,000 Humana, Inc 3.950 03/15/27 1,757,864
10,100,000 Humana, Inc 2.150 02/03/32 7,674,829
3,490,000 g LifePoint Health, Inc 4.375 02/15/27 2,883,897
3,700,000 g MPH Acquisition Holdings LLC 5.500 09/01/28 3,054,110
3,375,000 MPT Operating Partnership LP 3.500 03/15/31 2,349,844
225,000 g Tenet Healthcare Corp 4.625 06/15/28 196,642
5,400,000 g Tenet Healthcare Corp 6.125 10/01/28 4,730,880
2,500,000 g Tenet Healthcare Corp 4.250 06/01/29 2,070,625
3,200,000 g Tenet Healthcare Corp 4.375 01/15/30 2,671,040
1,525,000 UnitedHealth Group, Inc 2.950 10/15/27 1,391,142
3,700,000 UnitedHealth Group, Inc 2.000 05/15/30 2,976,389
6,185,000 UnitedHealth Group, Inc 2.300 05/15/31 4,975,765
1,375,000 UnitedHealth Group, Inc 3.750 10/15/47 1,055,856
TOTAL HEALTH CARE EQUIPMENT & SERVICES 132,706,247
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,425,000 Church & Dwight Co, Inc 2.300 12/15/31 1,118,501
3,100,000 Church & Dwight Co, Inc 5.000 06/15/52 2,856,115
900,000 Colgate-Palmolive Co 3.250 08/15/32 802,015
3,300,000 g GSK Consumer Healthcare Capital US LLC 3.375 03/24/27 2,992,777
5,300,000 g GSK Consumer Healthcare Capital US LLC 3.625 03/24/32 4,494,794
2,250,000 g Natura Cosmeticos S.A. 4.125 05/03/28 1,777,500
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,041,702
INSURANCE - 1.0%
1,550,000 g Acrisure LLC 4.250 02/15/29 1,214,704
285,000 Aetna, Inc 6.625 06/15/36 290,603
131,000 Aflac, Inc 6.450 08/15/40 134,538
3,000,000 g AIA Group Ltd 3.600 04/09/29 2,740,654
825,000 g Alliant Holdings Intermediate LLC 4.250 10/15/27 704,697
325,000 g AmWINS Group, Inc 4.875 06/30/29 269,770
11,160,000 Aon Corp 2.800 05/15/30 9,252,737
2,790,000 Aon plc 3.500 06/14/24 2,721,601
4,500,000 AXIS Specialty Finance LLC 4.900 01/15/40 3,656,250
825,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 693,483
1,500,000 Berkshire Hathaway Finance Corp 4.250 01/15/49 1,246,578
9,950,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 6,392,957
1,100,000 CNA Financial Corp 3.950 05/15/24 1,078,751
925,000 g Equitable Financial Life Global Funding 1.400 07/07/25 833,029
870,000 g Equitable Financial Life Global Funding 1.800 03/08/28 726,748
2,300,000 g Five Corners Funding Trust 4.419 11/15/23 2,278,443
8,225,000 g Five Corners Funding Trust II 2.850 05/15/30 6,770,100
2,500,000 g Hanwha Life Insurance Co Ltd 3.379 02/04/32 2,089,267
15,431,000 Hartford Financial Services Group, Inc 2.800 08/19/29 13,017,733
350,000 Hartford Financial Services Group, Inc 4.300 04/15/43 278,462
1,400,000 Hartford Financial Services Group, Inc 2.900 09/15/51 855,149
1,450,000 g Liberty Mutual Group, Inc 3.951 10/15/50 975,589
2,900,000 g Liberty Mutual Group, Inc 5.500 06/15/52 2,499,751
600,000 MetLife, Inc 3.000 03/01/25 579,507
1,775,000 MetLife, Inc 3.600 11/13/25 1,709,045
1,025,000 MetLife, Inc 5.000 07/15/52 934,351
5,870,000 MetLife, Inc 3.850 N/A‡ 5,251,272
10,175,000 PartnerRe Finance B LLC 4.500 10/01/50 8,535,222

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 3,500,000 Principal Financial Group, Inc 2.125% 06/15/30 $ 2,737,430
3,700,000 g Protective Life Global Funding 0.781 07/05/24 3,421,067
2,000,000 Prudential Financial, Inc 3.905 12/07/47 1,519,967
2,220,000 Reinsurance Group of America, Inc 3.900 05/15/29 1,977,686
525,000 g Swiss Re Treasury US Corp 4.250 12/06/42 445,109
365,000 Willis North America, Inc 3.600 05/15/24 354,385
TOTAL INSURANCE 88,186,635
MATERIALS - 1.4%
4,375,000 e Albemarle Corp 4.650 06/01/27 4,193,630
1,625,000 g Alpek SAB de C.V. 4.250 09/18/29 1,343,079
7,535,000 Amcor Flexibles North America, Inc 2.690 05/25/31 5,892,828
1,425,000 g Anglo American Capital plc 3.875 03/16/29 1,224,523
2,300,000 g Anglo American Capital plc 2.625 09/10/30 1,770,394
4,300,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 3,486,779
7,125,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 5,522,708
1,778,000 e,g Antofagasta plc 2.375 10/14/30 1,328,877
1,600,000 e,g Antofagasta plc 5.625 05/13/32 1,478,000
3,225,000 g Ardagh Metal Packaging Finance USA LLC 3.250 09/01/28 2,631,471
1,850,000 Ball Corp 2.875 08/15/30 1,419,773
370,000 Bemis Co, Inc 3.100 09/15/26 340,828
2,725,000 Bemis Co, Inc 2.630 06/19/30 2,189,315
10,105,000 Berry Global, Inc 1.570 01/15/26 8,809,797
6,100,000 Berry Global, Inc 1.650 01/15/27 5,058,165
1,140,000 g CANPACK S.A. 3.125 11/01/25 991,430
2,500,000 g Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 2,071,400
1,325,000 g Celulosa Arauco y Constitucion S.A. 4.200 01/29/30 1,086,500
1,325,000 g Cemex SAB de C.V. 5.450 11/19/29 1,184,219
1,500,000 Commercial Metals Co 4.125 01/15/30 1,231,524
2,725,000 e,g Constellium SE 3.750 04/15/29 1,989,471
3,000,000 g Corp Nacional del Cobre de Chile 3.000 09/30/29 2,511,779
2,000,000 g Corp Nacional del Cobre de Chile 3.150 01/14/30 1,667,580
1,500,000 g Corp Nacional del Cobre de Chile 3.150 01/15/51 921,122
265,000 DowDuPont, Inc 4.493 11/15/25 260,298
1,140,000 DowDuPont, Inc 4.725 11/15/28 1,084,102
5,000,000 g FMG Resources August 2006 Pty Ltd 5.875 04/15/30 4,349,099
800,000 g Freeport Indonesia PT 4.763 04/14/27 720,232
1,860,000 g Freeport Indonesia PT 5.315 04/14/32 1,539,150
2,400,000 Freeport-McMoRan, Inc 5.450 03/15/43 2,002,320
1,500,000 e,g Fresnillo plc 4.250 10/02/50 1,031,250
1,975,000 g GCC SAB de C.V. 3.614 04/20/32 1,597,261
1,250,000 g Gold Fields Orogen Holdings BVI Ltd 6.125 05/15/29 1,174,096
187,000 e International Paper Co 4.350 08/15/48 148,740
3,000,000 g Inversiones CMPC S.A. 4.375 04/04/27 2,715,000
4,900,000 g Inversiones CMPC S.A. 3.000 04/06/31 3,640,841
675,000 g James Hardie International Finance DAC 5.000 01/15/28 609,599
710,000 g Midwest Connector Capital Co LLC 4.625 04/01/29 633,500
1,600,000 Mosaic Co 4.875 11/15/41 1,295,044
3,390,000 Newmont Corp 2.600 07/15/32 2,584,693
2,900,000 g Nova Chemicals Corp 4.875 06/01/24 2,724,898
6,350,000 Nutrien Ltd 2.950 05/13/30 5,307,631
1,920,000 g OCI NV 4.625 10/15/25 1,783,650
1,600,000 g OCP S.A. 3.750 06/23/31 1,207,563
2,300,000 g Orbia Advance Corp SAB de C.V. 1.875 05/11/26 1,943,500
480,000 Packaging Corp of America 3.650 09/15/24 468,211
375,000 g PolyOne Corp 5.750 05/15/25 361,856
2,250,000 Sasol Financing USA LLC 4.375 09/18/26 1,963,092
2,000,000 g Sociedad Quimica y Minera de Chile S.A. 4.250 05/07/29 1,840,000
2,500,000 g Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 1,714,925
2,400,000 Suzano Austria GmbH 3.750 01/15/31 1,880,280

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 5,000,000 Suzano Austria GmbH 3.125% 01/15/32 $ 3,598,500
4,070,000 g Tronox, Inc 4.625 03/15/29 3,011,800
3,675,000 g UltraTech Cement Ltd 2.800 02/16/31 2,838,202
815,000 g Unifrax Escrow Issuer Corp 5.250 09/30/28 625,912
800,000 g WR Grace Holdings LLC 5.625 08/15/29 600,000
2,400,000 WRKCo, Inc 4.900 03/15/29 2,294,411
3,950,000 e WRKCo, Inc 3.000 06/15/33 3,056,208
TOTAL MATERIALS 122,951,056
MEDIA & ENTERTAINMENT - 1.8%
2,675,000 Activision Blizzard, Inc 3.400 09/15/26 2,524,357
1,850,000 Activision Blizzard, Inc 1.350 09/15/30 1,404,032
4,782,502 g Alfa Desarrollo S.p.A 4.550 09/27/51 3,156,452
3,315,000 g Arches Buyer, Inc 4.250 06/01/28 2,585,700
1,275,000 Baidu, Inc 4.375 05/14/24 1,257,139
2,030,000 Baidu, Inc 1.625 02/23/27 1,721,973
3,100,000 g BOC Aviation USA Corp 1.625 04/29/24 2,926,807
1,575,000 g Cable Onda S.A. 4.500 01/30/30 1,239,905
4,900,000 g CCO Holdings LLC 5.125 05/01/27 4,422,250
2,500,000 g CCO Holdings LLC 4.500 08/15/30 1,977,100
5,000,000 g CCO Holdings LLC 4.250 02/01/31 3,835,200
4,725,000 Charter Communications Operating LLC 2.250 01/15/29 3,699,547
4,000,000 Charter Communications Operating LLC 2.800 04/01/31 3,023,792
5,000,000 Charter Communications Operating LLC 3.500 03/01/42 3,172,556
2,400,000 Charter Communications Operating LLC 5.125 07/01/49 1,759,289
15,750,000 Charter Communications Operating LLC 4.800 03/01/50 11,361,888
9,680,000 Charter Communications Operating LLC 3.700 04/01/51 5,866,566
13,450,000 Comcast Corp 2.350 01/15/27 12,061,559
3,700,000 Comcast Corp 4.150 10/15/28 3,494,514
7,575,000 Comcast Corp 1.500 02/15/31 5,686,313
4,525,000 Comcast Corp 3.200 07/15/36 3,498,828
1,000,000 Comcast Corp 3.900 03/01/38 815,197
21,258,000 Comcast Corp 2.887 11/01/51 13,312,418
10,186,000 Comcast Corp 2.937 11/01/56 6,079,762
4,100,000 g CSC Holdings LLC 5.500 04/15/27 3,608,000
5,000,000 g CSC Holdings LLC 3.375 02/15/31 3,525,000
1,225,000 g CT Trust 5.125 02/03/32 921,813
985,000 g DIRECTV Holdings LLC 5.875 08/15/27 849,178
656,000 Discovery Communications LLC 2.950 03/20/23 650,244
760,000 Discovery Communications LLC 4.875 04/01/43 551,030
1,450,000 DISH DBS Corp 5.000 03/15/23 1,421,450
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,061,125
1,950,000 g Empresa de los Ferrocarriles del Estado 3.068 08/18/50 1,094,789
2,375,000 g ENN Clean Energy International Investment Ltd 3.375 05/12/26 2,035,065
5,500,000 g Genm Capital Labuan Ltd 3.882 04/19/31 3,765,700
2,985,000 Grupo Televisa SAB 6.625 01/15/40 2,929,426
650,000 Lamar Media Corp 3.750 02/15/28 567,785
2,000,000 Lamar Media Corp 4.875 01/15/29 1,782,686
1,000,000 e Lamar Media Corp 4.000 02/15/30 837,880
1,675,000 Lamar Media Corp 3.625 01/15/31 1,317,404
1,275,000 g LCPR Senior Secured Financing DAC 5.125 07/15/29 960,160
2,600,000 g Magallanes, Inc 4.279 03/15/32 2,138,974
11,175,000 g Magallanes, Inc 5.050 03/15/42 8,361,625
1,000,000 g Medco Laurel Tree Pte Ltd 6.950 11/12/28 775,970
3,700,000 g Meta Platforms, Inc 4.450 08/15/52 3,019,504
2,645,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 2,175,513
3,260,000 g Misc Capital Two Labuan Ltd 3.750 04/06/27 2,949,353
825,000 g News Corp 3.875 05/15/29 700,310
800,000 Paramount Global 3.375 02/15/28 708,044

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,100,000 g POSCO 4.500% 08/04/27 $ 1,042,309
1,525,000 g Rackspace Technology Global, Inc 3.500 02/15/28 1,008,406
2,725,000 g Sirius XM Radio, Inc 4.000 07/15/28 2,317,831
1,575,000 g Sirius XM Radio, Inc 4.125 07/01/30 1,280,223
2,675,000 Take-Two Interactive Software, Inc 3.700 04/14/27 2,483,321
750,000 g TEGNA, Inc 4.750 03/15/26 723,600
500,000 TEGNA, Inc 4.625 03/15/28 461,626
250,000 Time Warner Cable LLC 5.875 11/15/40 205,803
1,275,000 g Univision Communications, Inc 4.500 05/01/29 1,039,724
725,000 g Univision Communications, Inc 7.375 06/30/30 691,864
1,770,000 ViacomCBS, Inc 4.375 03/15/43 1,179,433
200,000 ViacomCBS, Inc 5.850 09/01/43 159,442
110,000 Walt Disney Co 7.625 11/30/28 122,259
85,000 Walt Disney Co 6.550 03/15/33 91,544
2,325,000 Weibo Corp 3.375 07/08/30 1,706,679
TOTAL MEDIA & ENTERTAINMENT 164,105,236
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
1,550,000 AbbVie, Inc 2.850 05/14/23 1,533,041
12,900,000 AbbVie, Inc 3.800 03/15/25 12,493,704
16,975,000 AbbVie, Inc 4.050 11/21/39 13,654,949
2,072,000 AbbVie, Inc 4.400 11/06/42 1,720,698
1,360,000 AbbVie, Inc 4.450 05/14/46 1,105,267
6,750,000 AbbVie, Inc 4.250 11/21/49 5,418,679
2,325,000 AstraZeneca Finance LLC 1.200 05/28/26 2,037,160
1,050,000 AstraZeneca Finance LLC 2.250 05/28/31 853,332
12,000,000 AstraZeneca plc 1.375 08/06/30 9,261,412
1,500,000 g Avantor Funding, Inc 4.625 07/15/28 1,334,917
2,040,000 g Avantor Funding, Inc 3.875 11/01/29 1,656,888
3,150,000 Bristol-Myers Squibb Co 2.350 11/13/40 2,102,556
3,050,000 Bristol-Myers Squibb Co 3.550 03/15/42 2,386,120
1,065,000 Danaher Corp 2.800 12/10/51 685,158
635,000 Gilead Sciences, Inc 4 .000 09/01/36 527,715
5,830,000 Gilead Sciences, Inc 2.800 10/01/50 3,600,410
1,250,000 Johnson & Johnson 3.400 01/15/38 1,039,410
2,250,000 Merck & Co, Inc 2.750 12/10/51 1,465,394
4,075,000 Mylan, Inc 4 .550 04/15/28 3,599,400
2,500,000 g Organon Finance   LLC 4.125 04/30/28 2,137,500
5,650,000 g Organon Finance   LLC 5.125 04/30/31 4,628,254
11,155,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 8,817,864
1,000,000 Takeda Pharmaceutical Co Ltd 3.025 07/09/40 707,631
1,544,000 Teva Pharmaceutical Finance Netherlands III BV 2.800 07/21/23 1,492,137
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 2,871,750
695,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 590,270
2,940,000 Viatris, Inc 1.650 06/22/25 2,613,629
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 90,335,245
REAL ESTATE - 2.1%
6,850,000 Agree LP 2.000 06/15/28 5,520,402
5,450,000 Alexandria Real Estate Equities, Inc 3.450 04/30/25 5,224,323
450,000 Alexandria Real Estate Equities, Inc 3.950 01/15/27 425,510
675,000 e Alexandria Real Estate Equities, Inc 3.950 01/15/28 623,276
2,775,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 2,624,930
1,900,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 1,335,381
2,700,000 American Tower Corp 2.950 01/15/25 2,554,471
600,000 American Tower Corp 3.375 10/15/26 548,242
1,200,000 American Tower Corp 3.600 01/15/28 1,064,779
5,370,000 American Tower Corp 1.500 01/31/28 4,293,502
5,800,000 American Tower Corp 3.800 08/15/29 5,087,891
6,950,000 American Tower Corp 2.900 01/15/30 5,712,954

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 1,375,000 American Tower Corp 2.100% 06/15/30 $ 1,053,231
890,000 American Tower Corp 1.875 10/15/30 658,624
1,975,000 Brandywine Operating Partnership LP 3.950 02/15/23 1,965,054
1,125,000 Brandywine Operating Partnership LP 4.100 10/01/24 1,085,442
2,225,000 Brixmor Operating Partnership LP 3.850 02/01/25 2,138,070
8,206,000 Brixmor Operating Partnership LP 2.250 04/01/28 6,623,888
1,700,000 Brixmor Operating Partnership LP 2.500 08/16/31 1,239,013
2,000,000 Camden Property Trust 4.250 01/15/24 1,973,063
400,000 Crown Castle International Corp 3.650 09/01/27 362,102
7,625,000 Crown Castle International Corp 2.250 01/15/31 5,822,413
3,130,000 Crown Castle International Corp 2.100 04/01/31 2,345,774
2,900,000 CubeSmart LP 2.250 12/15/28 2,354,527
1,474,000 e CubeSmart LP 2.000 02/15/31 1,105,145
1,525,000 e Digital Realty Trust LP 3.600 07/01/29 1,336,991
1,075,000 Duke Realty LP 2.875 11/15/29 915,433
7,735,000 Essential Properties LP 2.950 07/15/31 5,649,116
5,000,000 Essex Portfolio LP 3.875 05/01/24 4,893,728
3,200,000 Essex Portfolio LP 3.000 01/15/30 2,659,072
1,225,000 Federal Realty Investment Trust 1.250 02/15/26 1,077,940
4,980,000 g HAT Holdings I LLC 3.375 06/15/26 3,996,450
1,675,000 Healthcare Realty Holdings LP 3.875 05/01/25 1,597,540
3,000,000 Healthcare Realty Holdings LP 3.625 01/15/28 2,641,203
1,660,000 Healthcare Realty Holdings LP 2.400 03/15/30 1,271,594
925,000 Healthcare Realty Holdings LP 2.050 03/15/31 673,394
4,125,000 Healthcare Trust of America Holdings LP 3.500 08/01/26 3,800,476
6,765,000 Healthcare Trust of America Holdings LP 3.100 02/15/30 5,540,335
7,500,000 Highwoods Realty LP 3.875 03/01/27 6,878,828
1,025,000 Highwoods Realty LP 4.125 03/15/28 924,340
1,350,000 Highwoods Realty LP 4.200 04/15/29 1,180,568
8,010,000 Highwoods Realty LP 3.050 02/15/30 6,493,046
2,085,000 Highwoods Realty LP 2.600 02/01/31 1,563,258
1,225,000 g Howard Hughes Corp 4.125 02/01/29 946,312
835,000 Hudson Pacific Properties LP 3.950 11/01/27 745,220
1,400,000 Kennedy-Wilson, Inc 4.750 03/01/29 1,068,480
1,475,000 Kennedy-Wilson, Inc 5.000 03/01/31 1,069,463
2,275,000 Life Storage LP 2.400 10/15/31 1,707,619
1,200,000 Mid-America Apartments LP 4.300 10/15/23 1,191,236
1,200,000 Mid-America Apartments LP 3.750 06/15/24 1,173,253
1,050,000 Mid-America Apartments LP 4.000 11/15/25 1,014,751
7,350,000 Mid-America Apartments LP 2.750 03/15/30 6,122,174
6,200,000 Mid-America Apartments LP 1.700 02/15/31 4,682,956
1,700,000 Mid-America Apartments LP 2.875 09/15/51 1,061,885
625,000 National Retail Properties, Inc 4 .000 11/15/25 597,482
1,850,000 National Retail Properties, Inc 3.600 12/15/26 1,709,992
1,100,000 Regency Centers LP 3.900 11/01/25 1,037,737
950,000 Regency Centers LP 3.600 02/01/27 882,469
5,885,000 Regency Centers LP 2.950 09/15/29 4,880,862
4,425,000 Retail Properties of America, Inc 4.750 09/15/30 3,846,088
17,050,000 g SBA Tower Trust 2.836 01/15/25 15,950,957
8,398,000 g SBA Tower Trust 1.884 01/15/26 7,384,082
7,500,000 g SBA Tower Trust 1.631 11/15/26 6,393,085
646,000 SITE Centers Corp 3.625 02/01/25 610,631
2,000,000 SITE Centers Corp 4.250 02/01/26 1,886,754
2,833,000 SITE Centers Corp 4.700 06/01/27 2,611,240
475,000 Weingarten Realty Investors 4.450 01/15/24 469,426
1,025,000 Weingarten Realty Investors 3.850 06/01/25 980,061
700,000 Weingarten Realty Investors 3.250 08/15/26 646,508
1,075,000 Weyerhaeuser Co 4.000 03/09/52 787,257
TOTAL REAL ESTATE 188,293,299

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING - 0.5%
$ 2,670,000 g Asbury Automotive Group, Inc 4.625% 11/15/29 $ 2,134,318
755,000 g Asbury Automotive Group, Inc 5.000 02/15/32 581,396
980,000 AutoNation, Inc 1.950 08/01/28 770,724
3,275,000 AutoZone, Inc 1.650 01/15/31 2,432,786
300,000 Chevron USA, Inc 3.900 11/15/24 295,318
2,200,000 Genuine Parts Co 2.750 02/01/32 1,702,693
550,000 g Group 1 Automotive, Inc 4.000 08/15/28 442,866
4,500,000 g JSM Global Sarl 4.750 10/20/30 3,161,250
1,665,000 g Kia Corp 2.375 02/14/25 1,547,356
925,000 g L Brands, Inc 6.625 10/01/30 804,750
800,000 g LCM Investments Holdings II LLC 4.875 05/01/29 619,493
850,000 g Lithia Motors, Inc 4.625 12/15/27 738,308
4,900,000 g Magic Mergeco, Inc 5.250 05/01/28 3,439,702
437,000 g Myriad International Holdings BV 4.850 07/06/27 386,052
4,215,000 O'Reilly Automotive, Inc 3.550 03/15/26 4,016,634
2,175,000 O'Reilly Automotive, Inc 3.600 09/01/27 2,019,618
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,925,520
9,530,000 O'Reilly Automotive, Inc 1.750 03/15/31 7,129,668
1,425,000 g Prosus NV 4.193 01/19/32 1,045,636
2,000,000 g Prosus NV 3.832 02/08/51 1,109,844
4,950,000 g Staples, Inc 7 .500 04/15/26 4,156,070
550,000 g Superior Plus LP 4.500 03/15/29 454,223
5,315,000 Target Corp 2.350 02/15/30 4,435,737
2,575,000 g Volkswagen Group of America Finance LLC 1.625 11/24/27 2,093,170
TOTAL RETAILING 47,443,132
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
9,875,000 g Broadcom, Inc 2.450 02/15/31 7,442,186
3,920,000 g Broadcom, Inc 3.419 04/15/33 2,991,808
6,774,000 g Broadcom, Inc 3 .469 04/15/34 5,082,220
1,718,000 g Broadcom, Inc 3.187 11/15/36 1,175,019
3,442,000 g Broadcom, Inc 4.926 05/15/37 2,838,175
260,000 e Intel Corp 3.150 05/11/27 241,487
1,150,000 Intel Corp 3.734 12/08/47 854,322
1,350,000 Lam Research Corp 3.750 03/15/26 1,294,669
1,525,000 Lam Research Corp 4.000 03/15/29 1,426,912
4,515,000 Lam Research Corp 1.900 06/15/30 3,577,659
4,735,000 NVIDIA Corp 2.000 06/15/31 3,723,237
1,650,000 g NXP BV 2.700 05/01/25 1,529,938
2,650,000 NXP BV 3.875 06/18/26 2,473,239
1,975,000 NXP BV 4.400 06/01/27 1,862,998
1,200,000 NXP BV 3.400 05/01/30 1,000,066
2,575,000 NXP BV 3.125 02/15/42 1,639,821
4,300,000 g SK Hynix, Inc 1.500 01/19/26 3,722,991
1,100,000 Texas Instruments, Inc 2.625 05/15/24 1,071,257
1,100,000 Texas Instruments, Inc 4.150 05/15/48 937,924
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 44,885,928
SOFTWARE & SERVICES - 0.7%
11,405,000 Adobe, Inc 2.300 02/01/30 9,474,939
265,000 g CA Magnum Holdings 5.375 10/31/26 222,623
90,000 g Camelot Finance S.A. 4.500 11/01/26 81,433
690,000 g Clarivate Science Holdings Corp 3.875 07/01/28 569,112
5,330,000 Fiserv, Inc 3.500 07/01/29 4,637,308
900,000 g Gartner, Inc 3.750 10/01/30 736,780
3,500,000 g HCL America, Inc 1.375 03/10/26 3,063,536
1,413,000 g j2 Global, Inc 4.625 10/15/30 1,158,660
19,000,000 Microsoft Corp 2.400 08/08/26 17,587,999
1,911,000 Microsoft Corp 2.525 06/01/50 1,248,539
2,270,000 g NortonLifeLock, Inc 6.750 09/30/27 2,178,133

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 2,830,000 g Open Text Corp 3.875% 12/01/29 $ 2,179,751
550,000 g Open Text Holdings, Inc 4.125 02/15/30 439,235
3,100,000 Roper Technologies, Inc 1.400 09/15/27 2,564,629
13,155,000 Roper Technologies, Inc 2.000 06/30/30 10,072,285
5,800,000 salesforce.com, Inc 2.700 07/15/41 3,993,018
580,000 Visa, Inc 3.150 12/14/25 553,726
3,400,000 Visa, Inc 2.700 04/15/40 2,457,859
TOTAL SOFTWARE & SERVICES 63,219,565
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
3,450,000 Amphenol Corp 2.800 02/15/30 2,900,645
8,575,000 Apple, Inc 2.450 08/04/26 7,906,860
19,975,000 Apple, Inc 2.050 09/11/26 18,167,316
5,370,000 Apple, Inc 1.650 02/08/31 4,234,855
1,100,000 Apple, Inc 4.650 02/23/46 1,028,623
1,590,000 Apple, Inc 2.650 02/08/51 1,043,888
1,865,000 Corning, Inc 4.375 11/15/57 1,384,219
4,415,000 Dell International LLC 5.300 10/01/29 4,113,632
11,625,000 g Imola Merger Corp 4.750 05/15/29 9,807,431
6,000,000 g Lenovo Group Ltd 3.421 11/02/30 4,534,744
975,000 g Sensata Technologies BV 4.000 04/15/29 806,802
525,000 Tyco Electronics Group S.A. 3.700 02/15/26 505,201
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 56,434,216
TELECOMMUNICATION SERVICES - 2.2%
3,775,000 g Altice France S.A. 5.125 07/15/29 2,820,340
3,075,000 g America Movil SAB de C.V. 5.375 04/04/32 2,645,976
12,477,000 AT&T, Inc 2.550 12/01/33 9,237,266
2,300,000 AT&T, Inc 4.500 05/15/35 1,991,969
9,850,000 AT&T, Inc 3.500 06/01/41 7,094,779
36,400,000 AT&T, Inc 3.550 09/15/55 23,908,830
12,174,000 AT&T, Inc 3.800 12/01/57 8,224,080
2,399,000 AT&T, Inc 3.650 09/15/59 1,554,313
2,000,000 g Bharti Airtel Ltd 4.375 06/10/25 1,928,784
4,250,000 g Bharti Airtel Ltd 3.250 06/03/31 3,418,955
2,500,000 g C&W Senior Financing Designated Activity Co 6.875 09/15/27 2,027,030
3,850,000 g Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 2,829,750
1,925,000 g Iliad Holding SASU 6.500 10/15/26 1,683,220
1,675,000 g Millicom International Cellular S.A. 4.500 04/27/31 1,194,174
2,500,000 g MTN Mauritius Investment Ltd 6.500 10/13/26 2,398,264
500,000 Orange S.A. 5.375 01/13/42 467,781
4,700,000 Telefonica Emisiones SAU 4.103 03/08/27 4,348,519
5,000,000 Telefonica Emisiones SAU 5.213 03/08/47 3,803,812
2,990,000 Telefonica Emisiones SAU 4.895 03/06/48 2,177,317
3,000,000 g Telefonica Moviles Chile S.A. 3.537 11/18/31 2,355,000
800,000 T-Mobile USA, Inc 2.250 02/15/26 715,824
23,850,000 T-Mobile USA, Inc 2.625 02/15/29 19,691,514
19,910,000 T-Mobile USA, Inc 3.875 04/15/30 17,660,482
1,275,000 T-Mobile USA, Inc 3.000 02/15/41 852,135
1,150,000 T-Mobile USA, Inc 4.500 04/15/50 920,637
4,545,000 T-Mobile USA, Inc 3.300 02/15/51 2,961,062
1,375,000 Verizon Communications, Inc 1.680 10/30/30 1,030,469
13,630,000 Verizon Communications, Inc 1.750 01/20/31 10,222,014
36,400,000 Verizon Communications, Inc 2.550 03/21/31 29,062,782
2,568,000 Verizon Communications, Inc 2.355 03/15/32 1,969,209
22,600,000 Verizon Communications, Inc 2.650 11/20/40 14,729,699
4,915,000 g Vmed O2 UK Financing I plc 4.750 07/15/31 3,791,903
7,735,000 Vodafone Group plc 4.375 02/19/43 5,916,935

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 5,800,000 Vodafone Group plc 4.250% 09/17/50 $ 4,151,431
TOTAL TELECOMMUNICATION SERVICES 199,786,255
TRANSPORTATION - 0.5%
1,000,000 g Adani Ports & Special Economic Zone Ltd 4.000 07/30/27 867,674
800,000 g Adani Ports & Special Economic Zone Ltd 4.200 08/04/27 700,228
2,300,000 g Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,652,666
4,500,000 g AerCap Global Aviation 6.500 06/15/45 4,106,250
2,750,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 1,870,190
6,375,000 Canadian Pacific Railway Co 2.050 03/05/30 5,110,594
2,950,000 Canadian Pacific Railway Co 3.100 12/02/51 1,936,529
1,000,000 e CSX Corp 2.600 11/01/26 909,224
625,000 CSX Corp 3.250 06/01/27 574,575
700,000 CSX Corp 3.800 03/01/28 656,519
9,715,000 CSX Corp 4.250 03/15/29 9,156,219
1,500,000 g DP World Ltd 5.625 09/25/48 1,305,179
2,235,000 g First Student Bidco, Inc 4.000 07/31/29 1,810,800
1,443,000 g Mexico City Airport Trust 4.250 10/31/26 1,284,270
5,000,000 g Mexico City Airport Trust 5.500 07/31/47 3,123,500
3,000,000 Southwest Airlines Co 5.125 06/15/27 2,937,047
5,200,000 Union Pacific Corp 2.891 04/06/36 3,962,389
1,175,000 Union Pacific Corp 3.839 03/20/60 872,489
TOTAL TRANSPORTATION 42,836,342
UTILITIES - 2.8%
1,525,000 g Access Bank plc 6.125 09/21/26 1,141,565
1,728,125 g Adani Transmission Ltd 4.250 05/21/36 1,378,214
1,000,000 AEP Transmission Co LLC 3.100 12/01/26 932,695
1,000,000 AEP Transmission Co LLC 4.000 12/01/46 783,204
1,740,000 AEP Transmission Co LLC 3.750 12/01/47 1,311,946
2,140,000 AEP Transmission Co LLC 2.750 08/15/51 1,337,084
1,450,000 g Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,073,622
725,000 Alabama Power Co 4.150 08/15/44 587,350
3,000,000 Alabama Power Co 3.450 10/01/49 2,124,649
10,350,000 Alabama Power Co 3.125 07/15/51 6,920,065
3,250,000 Ameren Corp 1.750 03/15/28 2,682,646
1,650,000 American Water Capital Corp 3.000 12/01/26 1,514,499
3,075,000 American Water Capital Corp 2.800 05/01/30 2,598,555
10,000,000 American Water Capital Corp 2.300 06/01/31 7,926,521
1,400,000 American Water Capital Corp 4.000 12/01/46 1,092,259
1,425,000 American Water Capital Corp 3.750 09/01/47 1,069,339
675,000 American Water Capital Corp 3.450 05/01/50 482,101
760,000 American Water Capital Corp 3.250 06/01/51 530,287
1,075,000 AmeriGas Partners LP 5.875 08/20/26 974,123
2,990,000 Atmos Energy Corp 1.500 01/15/31 2,248,047
375,000 Atmos Energy Corp 4.125 10/15/44 303,369
2,050,000 Baltimore Gas & Electric Co 3.750 08/15/47 1,583,429
5,535,000 g Becle SAB de C.V. 2.500 10/14/31 4,284,090
4,950,000 Berkshire Hathaway Energy Co 3.250 04/15/28 4,489,335
7,137,000 Berkshire Hathaway Energy Co 1.650 05/15/31 5,395,442
1,075,000 e Black Hills Corp 4.250 11/30/23 1,070,375
850,000 Black Hills Corp 3.150 01/15/27 778,218
760,000 Black Hills Corp 3.875 10/15/49 545,560
1,200,000 e CenterPoint Energy Houston Electric LLC 3.000 03/01/32 1,015,552
660,000 CenterPoint Energy Resources Corp 6.250 02/01/37 676,046
1,125,000 CMS Energy Corp 3.600 11/15/25 1,062,534
2,125,000 g Colbun S.A. 3.150 01/19/32 1,623,556
3,000,000 g Comision Federal de Electricidad 3.348 02/09/31 2,141,250
395,000 Commonwealth Edison Co 5.900 03/15/36 405,009
9,470,000 Commonwealth Edison Co 3.000 03/01/50 6,306,827

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,750,000 Commonwealth Edison Co 2.750% 09/01/51 $ 1,730,013
1,425,000 Consumers Energy Co 2.650 08/15/52 882,543
8,000,000 Consumers Energy Co 4 .200 09/01/52 6,633,374
6,300,000 Dominion Energy, Inc 3.300 04/15/41 4,542,572
12,000,000 Dominion Energy, Inc 4.350 N/A‡ 10,180,303
1,500,000 DTE Electric Co 3.650 03/01/52 1,132,575
14,570,000 Duke Energy Corp 3.300 06/15/41 10,161,108
3,125,000 Duke Energy Corp 3.750 09/01/46 2,212,971
3,310,000 Duke Energy Progress LLC 2.500 08/15/50 1,958,875
2,100,000 Eastern Energy Gas Holdings LLC 2.500 11/15/24 1,992,095
2,390,000 g Empresas Publicas de Medellin ESP 4.250 07/18/29 1,733,515
2,500,000 Enel Chile S.A. 4.875 06/12/28 2,313,658
4,900,000 g EnfraGen Energia Sur S.A. 5.375 12/30/30 2,913,981
3,500,000 g ENN Energy Holdings Ltd 2.625 09/17/30 2,828,315
1,000,000 Entergy Arkansas LLC 2.650 06/15/51 603,703
3,700,000 Entergy Corp 0.900 09/15/25 3,255,303
2,600,000 g Equate Petrochemical BV 2.625 04/28/28 2,190,915
900,000 g Eskom Holdings SOC Ltd 8.450 08/10/28 761,953
2,525,000 Eversource Energy 1.650 08/15/30 1,902,853
3,000,000 Eversource Energy 3.450 01/15/50 2,075,857
1,225,000 Exelon Corp 4.050 04/15/30 1,110,286
3,025,000 g Ferrellgas Escrow LLC 5.375 04/01/26 2,662,000
3,225,000 g Ferrellgas Escrow LLC 5.875 04/01/29 2,645,451
2,700,000 Florida Power & Light Co 3.990 03/01/49 2,183,271
UGX 8,000,000,000 †,g ICBC Standard Bank plc 14.250 06/26/34 1,706,819
1,150,000 Indiana Michigan Power Co 3.750 07/01/47 846,270
2,865,000 Indiana Michigan Power Co 3.250 05/01/51 1,912,783
6,000,000 g Israel Electric Corp Ltd 4.250 08/14/28 5,552,826
2,000,000 g Kallpa Generacion SA 4.125 08/16/27 1,735,240
3,175,000 g Korea Electric Power Corp 1.125 06/15/25 2,860,508
2,250,000 g Korea Electric Power Corp 4.000 06/14/27 2,132,101
2,200,000 g Korea Hydro & Nuclear Power Co Ltd 3.750 07/25/23 2,181,696
2,600,000 g Korea Southern Power Co Ltd 0.750 01/27/26 2,272,712
7,275,000 MidAmerican Energy Co 3.650 04/15/29 6,707,816
2,175,000 MidAmerican Energy Co 3.650 08/01/48 1,645,281
1,650,000 Nevada Power Co 2.400 05/01/30 1,357,330
4,320,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 3,446,453
15,720,000 NiSource, Inc 1.700 02/15/31 11,632,451
2,845,000 g NRG Energy, Inc 2.450 12/02/27 2,329,052
1,250,000 NRG Energy, Inc 5.750 01/15/28 1,153,601
2,000,000 NSTAR Electric Co 3.200 05/15/27 1,855,460
850,000 NSTAR Electric Co 3.950 04/01/30 790,484
2,175,000 Ohio Power Co 4.150 04/01/48 1,741,395
2,175,000 Ohio Power Co 4.000 06/01/49 1,670,364
150,000 Oncor Electric Delivery Co LLC 7.250 01/15/33 171,273
2,940,000 PacifiCorp 2.700 09/15/30 2,454,969
2,915,000 PacifiCorp 2.900 06/15/52 1,865,244
350,000 g Pattern Energy Operations LP 4.500 08/15/28 303,432
1,375,000 PECO Energy Co 3.000 09/15/49 906,903
1,000,000 PECO Energy Co 2.800 06/15/50 642,763
1,400,000 g Perusahaan Listrik Negara PT 3.875 07/17/29 1,192,436
2,500,000 g Perusahaan Listrik Negara PT 3.375 02/05/30 2,012,500
2,100,000 †,g Phosagro OAO Via Phosagro Bond Funding DAC 2.600 09/16/28 1,081,500
135,000 Potomac Electric Power Co 7.900 12/15/38 159,766
2,050,000 g Promigas S.A. ESP 3.750 10/16/29 1,585,038
8,425,000 Public Service Co of Colorado 1.875 06/15/31 6,579,811
5,440,000 Public Service Co of Colorado 3.200 03/01/50 3,814,014
3,925,000 Public Service Electric & Gas Co 3.150 01/01/50 2,698,022
3,000,000 g Rumo Luxembourg Sarl 5.250 01/10/28 2,721,780
3,215,000 g Saka Energi Indonesia PT 4.450 05/05/24 2,957,841

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 4,000,000 Sempra Energy 4.875 % N/A‡ $ 3,720,000
1,750,000 Southern Co 4.400 07/01/46 1,366,414
2,075,000 Southern Co Gas Capital Corp 3.875 11/15/25 1,985,588
1,250,000 Southern Co Gas Capital Corp 4.400 06/01/43 996,995
1,175,000 Southern Co Gas Capital Corp 3.950 10/01/46 861,970
4,900,000 Southwestern Public Service Co 3.400 08/15/46 3,503,527
1,700,000 g Tengizchevroil Finance Co International Ltd 2.625 08/15/25 1,399,533
4,000,000 g TerraForm Power Operating LLC 4.750 01/15/30 3,395,120
1,612,658 g UEP Penonome II S.A. 6.500 10/01/38 1,386,886
1,025,000 Virginia Electric & Power Co 2.950 11/15/26 944,416
1,050,000 Virginia Electric & Power Co 3.500 03/15/27 983,846
6,000,000 Virginia Electric & Power Co 3.800 04/01/28 5,629,684
1,000,000 Wisconsin Power & Light Co 4.100 10/15/44 773,601
470,000 Xcel Energy, Inc 4.800 09/15/41 406,936
TOTAL UTILITIES 255,029,303
TOTAL CORPORATE BONDS 3,150,624,925
(Cost $3,843,566,343)
GOVERNMENT BONDS - 45.5%
AGENCY SECURITIES - 0.1%
2,999,000 Canal Barge Co, Inc 4.500 11/12/34 2,873,840
5,000,000 Overseas Private Investment Corp (OPIC) 3.520 09/20/32 4,754,202
TOTAL AGENCY SECURITIES 7,628,042
FOREIGN GOVERNMENT BONDS - 1.9%
1,500,000 g Abu Dhabi Government International Bond 2.500 09/30/29 1,305,697
975,000 g African Export-Import Bank 2.634 05/17/26 846,067
3,125,000 g Angolan Government International Bond 8.750 04/14/32 2,310,349
3,325,000 g Arab Petroleum Investments Corp 4.125 09/18/23 3,306,336
INR 140,000,000 Asian Development Bank 6.200 10/06/26 1,647,793
4,465,000 g Banque Ouest Africaine de Developpement 4.700 10/22/31 3,573,281
EUR 2,100,000 g Banque Ouest Africaine de Developpement 2.750 01/22/33 1,490,162
628,900 g Barbados Government International Bond 6.500 10/01/29 553,316
750,000 g Bermuda Government International Bond 4.750 02/15/29 720,432
3,000,000 g BNG Bank NV 3.000 09/20/23 2,961,136
1,245,000 g Brazil Minas SPE via State of Minas Gerais 5.333 02/15/28 1,202,981
2,000,000 Brazilian Government International Bond 4.750 01/14/50 1,360,240
5,950,000 e Chile Government International Bond 2.550 01/27/32 4,667,058
990,000 Chile Government International Bond 3.100 05/07/41 670,779
CNY 16,600,000 China Government International Bond 2.880 11/05/23 2,364,787
CNY 5,000,000 China Government International Bond 3.270 11/19/30 732,839
CNY 3,300,000 China Government International Bond 3.810 09/14/50 512,956
4,275,000 Colombia Government International Bond 3.250 04/22/32 2,889,324
1,300,000 Colombia Government International Bond 5.000 06/15/45 786,887
3,000,000 g Corp Financiera de Desarrollo S.A. 2.400 09/28/27 2,482,500
3,460,000 g Costa Rica Government International Bond 5.625 04/30/43 2,457,965
1,750,000 g Development Bank of Japan, Inc 0.500 03/04/24 1,653,202
DOP 90,000,000 g Dominican Republic Government International Bond 9.750 06/05/26 1,624,136
DOP 120,000,000 g Dominican Republic Government International Bond 12.000 03/05/32 2,150,450
2,250,000 g Dominican Republic Government International Bond 4.875 09/23/32 1,691,575
3,725,000 g Dominican Republic Government International Bond 6.500 02/15/48 2,743,424
1,295,000 g Dominican Republic International Bond 5.500 02/22/29 1,114,666
990,000 g Dominican Republic International Bond 5.300 01/21/41 668,930
143,196 g Ecuador Government International Bond 0.000 07/31/30 41,074
857,325 g Ecuador Government International Bond (Step Bond) 5.000 07/31/30 403,643
956,102 g Ecuador Government International Bond (Step Bond) 1.000 07/31/35 314,655
1,150,000 g Egypt Government International Bond 7.600 03/01/29 802,889
EUR 3,000,000 g Egypt Government International Bond 5.625 04/16/30 1,700,230
1,500,000 g Egypt Government International Bond 7.053 01/15/32 903,750

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,050,000 g Egypt Government International Bond 8.500% 01/31/47 $ 582,168
1,875,000 g Egypt Government International Bond 8.875 05/29/50 1,038,776
450,000 g El Salvador Government International Bond 6.375 01/18/27 165,648
1,200,000 g El Salvador Government International Bond 7.625 02/01/41 379,083
1,070,000 g El Salvador Government International Bond 7.125 01/20/50 337,050
395,000 European Investment Bank 4.875 02/15/36 423,503
4,400,000 g Export-Import Bank of India 3.875 02/01/28 3,983,672
1,900,000 g Export-Import Bank of India 2.250 01/13/31 1,414,108
2,200,000 Export-Import Bank of Korea 0.750 09/21/25 1,954,472
3,200,000 Export-Import Bank of Korea 1.250 09/21/30 2,471,390
950,000 g Ghana Government International Bond 8.125 03/26/32 353,609
1,500,000 g Ghana Government International Bond 8.627 06/16/49 548,370
1,700,000 g Guatemala Government Bond 3.700 10/07/33 1,232,530
245,000 g Guatemala Government International Bond 6.125 06/01/50 200,835
EUR 1,750,000 g Hellenic Republic Government International Bond 1.875 07/23/26 1,587,705
1,350,000 g Honduras Government International Bond 6.250 01/19/27 1,107,390
875,000 g Hungary Government International Bond 5.250 06/16/29 789,452
575,000 g Hungary Government International Bond 2.125 09/22/31 393,031
500,000 Indonesia Government International Bond 3.550 03/31/32 431,189
IDR 28,000,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,801,966
IDR 25,500,000,000 Indonesia Treasury Bond 7.500 08/15/32 1,678,595
1,601,875 g Iraq Government International Bond 5.800 01/15/28 1,311,791
EUR 125,000 g Ivory Coast Government International Bond 4.875 01/30/32 81,737
770,000 g Ivory Coast Government International Bond 6.125 06/15/33 583,252
1,097,154 g Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 934,357
710,000 Jamaica Government International Bond 6.750 04/28/28 735,459
3,050,000 Jamaica Government International Bond 7.875 07/28/45 3,281,701
1,500,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 1,466,546
1,750,000 g Jordan Government International Bond 4.950 07/07/25 1,611,704
2,060,000 g Jordan Government International Bond 5.850 07/07/30 1,672,733
1,375,000 g Kenya Government International Bond 7.000 05/22/27 1,054,505
1,000,000 g Kenya Government International Bond 8.000 05/22/32 675,088
1,490,000 g Kenya Government International Bond 6.300 01/23/34 906,501
2,000,000 g Kommunalbanken AS. 1.125 06/14/30 1,602,880
1,700,000 g Korea Housing Finance Corp 3.000 10/31/22 1,698,266
3,000,000 g Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 2,626,732
MYR 7,600,000 Malaysia Government Bond 3.828 07/05/34 1,509,565
MXN 27,200,000 Mexican Bonos 5.750 03/05/26 1,185,147
MXN 24,500,000 Mexican Bonos 8.500 11/18/38 1,097,102
900,000 e Mexico Government International Bond 3.250 04/16/30 750,383
3,424,000 Mexico Government International Bond 6.050 01/11/40 3,166,480
4,000,000 Mexico Government International Bond 4.280 08/14/41 2,909,349
2,025,000 Mexico Government International Bond 4.750 03/08/44 1,551,715
500,000 g Mongolia Government International Bond 5.125 04/07/26 392,078
1,710,000 g Mongolia Government International Bond 4.450 07/07/31 1,113,004
1,760,000 g Morocco Government International Bond 3.000 12/15/32 1,227,951
2,825,000 g Morocco Government International Bond 5.500 12/11/42 2,068,046
525,000 g Morocco Government International Bond 4.000 12/15/50 297,374
2,500,000 g Namibia Government International Bond 5.250 10/29/25 2,209,791
425,000 g Nigeria Government International Bond 6.500 11/28/27 306,784
1,000,000 g,k Nigeria Government International Bond 8.375 03/24/29 712,900
345,000 g Nigeria Government International Bond 7.875 02/16/32 220,576
400,000 g Oman Government International Bond 6.750 10/28/27 394,326
2,090,000 g Oman Government International Bond 6.000 08/01/29 1,944,750
1,500,000 g Oman Government International Bond 6.250 01/25/31 1,396,316
400,000 g Oman Sovereign Sukuk Co 4.875 06/15/30 381,332
550,000 e,g Pakistan Global Sukuk Programme Co Ltd 7.950 01/31/29 384,340
970,000 g Pakistan Government International Bond 6.875 12/05/27 363,750
2,645,000 Panama Bonos del Tesoro 3.362 06/30/31 2,301,150

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,225,000 Panama Notas del Tesoro 3.750% 04/17/26 $ 3,061,331
475,000 g Paraguay Government International Bond 4.700 03/27/27 447,786
1,275,000 g Paraguay Government International Bond 5.400 03/30/50 937,371
1,435,000 g Perusahaan Penerbit SBSN Indonesia III 2.550 06/09/31 1,167,731
1,200,000 g Perusahaan Penerbit SBSN Indonesia III 4.700 06/06/32 1,126,697
1,315,000 Peruvian Government International Bond 3.000 01/15/34 987,377
1,320,000 k Philippine Government International Bond 4.200 03/29/47 1,021,022
620,000 Province of Quebec Canada 7.500 09/15/29 732,685
1,500,000 g Provincia de Mendoza Argentina (Step Bond) 4.250 03/19/29 1,036,133
2,300,000 g Qatar Government International Bond 4.400 04/16/50 2,018,472
475,000 g Republic of Azerbaijan Government International Bond 5.125 09/01/29 433,198
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,552,593
2,200,000 g Republic of Paraguay 6.100 08/11/44 1,821,952
UZS 7,990,000,000 g Republic of Uzbekistan Bond 14.500 11/25/23 696,917
410,000 g Republic of Uzbekistan Government International Bond 5.375 02/20/29 342,833
2,150,000 g Republic of Uzbekistan International Bond 4.750 02/20/24 2,020,467
UZS 7,600,000,000 g Republic of Uzbekistan International Bond 14.000 07/19/24 656,776
2,000,000 g Romanian Government International Bond 3.000 02/14/31 1,417,201
1,425,000 g Romanian Government International Bond 4.000 02/14/51 790,509
3,825,000 g Rwanda International Government Bond 5.500 08/09/31 2,767,263
2,900,000 g Saudi Government International Bond 4.500 04/17/30 2,829,899
2,810,000 g Saudi Government International Bond 3.750 01/21/55 2,073,223
1,225,000 g Serbia International Bond 2.125 12/01/30 798,969
RSD 290,000,000 Serbia Treasury Bonds 5.875 02/08/28 2,252,713
2,000,000 South Africa Government International Bond 5.875 09/16/25 1,959,724
ZAR 22,300,000 South Africa Government International Bond 7.000 02/28/31 948,745
ZAR 23,400,000 South Africa Government International Bond 8.750 01/31/44 976,680
2,895,000 e South Africa Government International Bond 5.375 07/24/44 1,854,015
2,900,000 g Southern Gas Corridor CJSC 6 .875 03/24/26 2,845,576
1,110,000 State of Israel 3.800 05/13/60 839,820
THB 24,600,000 Thailand Government International Bond 2.875 12/17/28 648,834
THB 24,500,000 Thailand Government International Bond 3.300 06/17/38 600,728
3,000,000 g Turkiye Ihracat Kredi Bankasi AS. 5.750 07/06/26 2,477,993
1,225,000 g Ukraine Government International Bond 9.750 11/01/30 259,678
EUR 850,000 g Ukraine Government International Bond 4.375 01/27/32 151,197
150,000 Uruguay Government International Bond 4.375 01/23/31 143,483
575,000 Uruguay Government International Bond 4.125 11/20/45 495,577
1,200,000 †,g Zambia Government International Bond 8.500 04/14/24 569,520
TOTAL FOREIGN GOVERNMENT BONDS 175,420,200
MORTGAGE BACKED - 20.1%
12,030,000 g,i Connecticut Avenue Securities Trust 4.181 12/25/41 10,984,695
5,000,000 g,i Connecticut Avenue Securities Trust 6.781 01/25/42 4,491,678
12,630,000 g,i Connecticut Avenue Securities Trust 5.381 03/25/42 11,861,019
1,250,000 g,i Connecticut Avenue Securities Trust 6.349 03/25/42 1,204,176
24,530,000 g,i Connecticut Avenue Securities Trust 6.131 05/25/42 23,290,916
13,790,000 g,i Connecticut Avenue Securities Trust 6.955 06/25/42 13,677,948
2,129,803 i Federal Home Loan Mortgage Corp (FHLMC) LIBOR 1 M + 5.920% 3.102 03/15/44 191,646
7,175,044 FHLMC 4.000 10/01/47 6,799,850
3,366,753 i FHLMC LIBOR 1 M + 9.920% 5.412 06/15/48 3,141,829
16,039 FHLMC 4.000 07/01/48 15,160
3,617,732 i FHLMC LIBOR 1 M + 9.840% 5.332 10/15/48 3,292,657
20,147,732 FHLMC 4.000 09/01/49 19,031,002
11,993,373 FHLMC 2.000 09/25/50 1,413,357
23,227,458 FHLMC 2.500 02/25/51 3,722,425
6,180,826 FHLMC 3.000 09/01/51 5,541,898
2,457,360 FHLMC 3 .000 11/01/51 2,188,424
3,767,947 FHLMC 3.000 11/01/51 3,338,430
26,073,256 FHLMC 3.000 11/01/51 23,101,122
4,678,310 FHLMC 3.000 11/01/51 4,116,326

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 36,058,918 FHLMC 2.000% 02/01/52 $ 29,335,212
39,807,664 FHLMC 2.500 02/01/52 33,637,837
33,373,266 FHLMC 2.500 03/01/52 28,179,847
41,110,950 FHLMC 2.500 03/01/52 34,620,067
4,749,593 FHLMC 3.000 04/01/52 4,157,458
27,399,986 FHLMC 4.500 06/01/52 26,176,338
26,340,798 FHLMC 4.500 07/01/52 25,164,452
2,869,032 FHLMC 4.000 08/25/52 2,554,147
230 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 231
6,715 FGLMC 8.000 09/01/31 6,941
62,699 FGLMC 7.000 12/01/31 64,412
37,285 FGLMC 4.500 07/01/33 36,482
277,581 FGLMC 7.000 12/01/33 290,186
86,062 FGLMC 4.500 04/01/35 84,263
79,483 FGLMC 7.000 05/01/35 82,287
1,498,811 FGLMC 5.000 06/01/36 1,512,202
57,335 FGLMC 5.000 07/01/39 57,854
1,293,333 FGLMC 5.000 08/01/44 1,304,867
68,503 FGLMC 4.500 11/01/44 66,466
120,369 FGLMC 4.500 11/01/44 117,316
65,782 FGLMC 4.500 12/01/44 64,043
89,959 FGLMC 4.500 12/01/44 87,723
576,737 FGLMC 3.500 04/01/45 530,307
11,990,317 FGLMC 3.500 08/01/45 11,069,578
12,788,903 FGLMC 3.500 10/01/45 11,759,247
2,581,738 FGLMC 4.000 12/01/45 2,461,941
4,399,789 FGLMC 4.500 06/01/47 4,321,685
3,252,350 FGLMC 4.000 09/01/47 3,092,026
3,870,387 FGLMC 3.500 12/01/47 3,544,350
1,820,867 FGLMC 4.000 07/01/48 1,723,091
9,163,308 FGLMC 4.500 08/01/48 8,944,483
46 Federal National Mortgage Association (FNMA) 8.000 07/01/24 47
95 FNMA 7.500 01/01/29 97
757 FNMA 7.500 03/01/31 795
884,928 FNMA 3.500 05/01/32 841,757
2,335,859 FNMA 3.000 10/01/32 2,176,964
588,443 FNMA 3.500 11/01/32 559,669
545,864 FNMA 5.000 05/01/35 550,125
423,259 FNMA 5.000 10/01/35 426,586
219,327 FNMA 5.000 02/01/36 220,648
11,780,026 FNMA 3.000 09/01/37 10,945,815
5,990,108 FNMA 3.500 09/01/37 5,666,443
11,380,000 FNMA 3.500 10/01/37 10,763,872
27,650,000 h FNMA 4.000 10/25/37 26,673,609
13,820,000 h FNMA 4.500 10/25/37 13,571,672
294,974 FNMA 5.500 11/01/38 304,701
181,419 FNMA 5.500 03/01/39 187,207
3,184,018 FNMA 3.000 10/01/39 2,836,817
1,494,781 FNMA 3.000 05/01/40 1,332,920
348,107 FNMA 5.000 09/01/40 350,847
201,995 FNMA 4.000 02/01/41 192,547
394,747 FNMA 5.000 05/01/41 397,866
23,656,483 FNMA 2.000 03/01/42 19,771,420
5,416,373 FNMA 4.000 09/01/42 5,142,469
691,336 FNMA 3.500 04/01/43 634,956
599,869 FNMA 3.500 09/01/43 552,103
2,658,950 i FNMA LIBOR 1 M + 5.950% 2.866 09/25/43 267,792
1,831,975 FNMA 4.000 01/01/44 1,743,797
1,937,126 FNMA 4.500 03/01/44 1,897,801
498,984 FNMA 4.500 06/01/44 485,806

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,273,835 FNMA 4.500% 06/01/44 $ 2,213,948
427,880 FNMA 3.500 07/01/44 393,036
1,298,158 FNMA 4.500 08/01/44 1,263,081
1,936,475 FNMA 4.500 10/01/44 1,885,517
1,302,720 FNMA 4.500 11/01/44 1,268,547
1,216,938 FNMA 5.000 11/01/44 1,226,521
365,345 FNMA 4.500 12/01/44 355,680
1,197,171 FNMA 4.000 01/01/45 1,133,377
1,449,692 FNMA 3.500 05/01/45 1,333,982
2,958,775 FNMA 4.000 12/01/45 2,811,669
2,926,468 FNMA 3.500 01/01/46 2,688,388
2,533,862 FNMA 4.000 01/01/46 2,406,838
1,262,482 FNMA 4.000 04/01/46 1,195,453
2,158,273 FNMA 3.500 06/01/46 1,982,773
4,721,485 FNMA 3.500 07/01/46 4,337,453
10,119,400 FNMA 3.500 07/01/46 9,295,113
1,591,263 FNMA 3.000 10/01/46 1,376,386
1,361,456 FNMA 3.500 10/01/46 1,248,531
2,223,435 FNMA 4.500 05/01/47 2,178,447
730,022 FNMA 3.000 11/01/47 632,050
4,969,810 FNMA 3.500 11/01/47 4,565,216
12,829,090 FNMA 4.000 12/01/47 12,095,571
6,808,189 FNMA 3.500 01/01/48 6,221,853
2,570,616 FNMA 4.500 01/01/48 2,506,660
1,056,189 FNMA 4.500 02/01/48 1,029,916
1,990,560 FNMA 4.000 03/01/48 1,880,916
4,195,892 FNMA 4.500 03/01/48 4,091,552
1,356,363 FNMA 4.500 05/01/48 1,322,633
1,862,645 FNMA 4.500 05/01/48 1,816,346
2,624,745 FNMA 4.000 06/01/48 2,485,287
1,902,143 FNMA 5.000 08/01/48 1,881,957
22,724 FNMA 3.000 05/01/49 19,664
230,323 FNMA 3.000 06/01/49 199,435
3,294,170 FNMA 4.500 06/01/49 3,178,065
18,107,455 FNMA 3.000 07/01/50 15,926,649
7,056,796 FNMA 2.000 08/25/50 995,660
20,497,975 FNMA 2.500 11/25/50 3,030,747
10,090,875 FNMA 3.000 12/25/50 1,585,887
6,799,726 FNMA 3.000 02/25/51 1,398,999
76,840,961 FNMA 2.000 04/01/51 62,567,796
6,794,588 FNMA 3.500 08/01/51 6,166,203
4,904,475 FNMA 3.000 09/01/51 4,317,580
10,741,137 FNMA 2.500 11/25/51 1,513,350
27,759,845 FNMA 2.000 12/01/51 22,557,934
4,747,185 FNMA 2.000 01/01/52 3,870,856
18,250,078 FNMA 2.500 01/01/52 15,372,444
1,418,529 FNMA 3.000 01/01/52 1,243,338
34,182,244 FNMA 2.000 02/01/52 27,808,186
30,044,759 FNMA 2.500 02/01/52 25,282,285
28,545,450 FNMA 2.500 02/01/52 24,103,227
35,502,706 FNMA 2.500 02/01/52 30,000,078
1,597,909 FNMA 2.500 02/01/52 1,344,958
11,433,543 FNMA 3.500 02/01/52 10,361,799
15,515,602 FNMA 2.000 03/01/52 12,607,934
5,653,482 FNMA 2.000 03/01/52 4,594,008
1,314,418 FNMA 2.500 04/01/52 1,105,794
5,482,902 FNMA 3.000 04/01/52 4,799,339
43,824,183 FNMA 3.000 04/01/52 38,266,505
7,194,156 FNMA 3.000 04/01/52 6,297,219
76,784,307 FNMA 3.000 04/01/52 67,211,532

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 42,855,901 FNMA 3.000% 04/01/52 $ 37,433,231
2,124,594 h FNMA 3.500 04/01/52 1,914,497
27,455,268 FNMA 3.500 05/01/52 24,740,527
10,499,634 FNMA 3.500 05/01/52 9,463,518
40,894,864 FNMA 4.000 05/01/52 38,007,660
25,660,476 h FNMA 3.500 06/01/52 23,145,674
30,046,343 FNMA 4.000 06/01/52 27,912,871
14,095,038 FNMA 4.500 06/01/52 13,465,572
73,602,774 FNMA 4.000 07/01/52 68,375,662
12,049,024 FNMA 4.500 07/01/52 11,510,930
4,669,604 h FNMA 4.500 07/01/52 4,461,066
5,016,745 FNMA 4.500 07/01/52 4,792,704
63,320,843 FNMA 5.000 08/01/52 61,749,397
15,844,996 FNMA 4.000 09/01/52 14,709,877
26,364,250 h FNMA 4.500 09/01/52 25,186,856
24,844,012 FNMA 5.000 09/01/52 24,227,640
4,103,633 FNMA 4.000 09/25/52 3,619,667
3,456,483 FNMA 4.000 09/25/52 3,000,119
3,765,000 † FNMA 4.500 10/25/52 3,650,491
3,300,000 † FNMA 4.500 10/25/52 3,176,121
12,400,000 h FNMA 6.000 11/25/52 12,550,641
4,250,000 g,i Freddie Mac STACR REMIC Trust 5.681 10/25/41 3,817,009
3,849,000 g,i Freddie Mac STACR REMIC Trust 5.781 03/25/42 3,693,009
24,295,000 g,i Freddie Mac STACR REMIC Trust 5.631 05/25/42 23,147,292
460,000 g,i Freddie Mac STACR REMIC Trust 5.831 08/25/42 432,777
13,150,000 g,i Freddie Mac STACR REMIC Trust 5.985 09/25/42 12,804,404
5,072,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4.581 08/25/33 4,919,573
7,070,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3.700 11/25/41 6,253,166
26,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4.681 02/25/42 24,768,295
26,700,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6.781 06/25/42 26,827,039
9,540,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6.281 07/25/42 9,165,048
26,070 Government National Mortgage Association (GNMA) 6.500 11/20/38 27,527
235,175 GNMA 5.000 06/15/39 236,652
11,963,630 GNMA 2.500 12/20/43 10,720,686
909,813 GNMA 4.500 12/20/45 883,255
1,839,943 GNMA 4.000 06/20/46 259,729
6,690,000 † GNMA 4.500 09/20/51 6,401,494
6,409,719 GNMA 2.500 02/20/52 5,320,214
29,056,772 GNMA 2.500 05/20/52 25,019,319
103,781,901 GNMA 3.000 05/20/52 91,893,474
44,714,277 GNMA 3.500 07/20/52 40,758,647
4,932,721 GNMA 4.000 07/20/52 4,207,911
12,953,081 GNMA 4.000 08/20/52 12,116,424
12,330,000 GNMA 4.000 09/20/52 11,528,299
6,690,000 † GNMA 4.500 09/20/52 6,380,930
5,570,000 † GNMA 4.500 09/20/52 5,121,440
9,302,167 g,i GS Mortgage-Backed Securities Trust 2.500 03/25/52 8,057,222
8,976,404 g,i GS Mortgage-Backed Securities Trust 2.500 03/25/52 7,082,358
8,791,765 g,i GS Mortgage-Backed Securities Trust 2.500 05/01/52 7,582,207
8,593,800 g,i GS Mortgage-Backed Securities Trust 3.000 08/26/52 6,963,663
2,544,414 g,i J.P. Morgan Mortgage Trust 2.927 05/25/52 1,961,612
7,355,332 g,i J.P. Morgan Mortgage Trust 3.000 09/25/52 6,011,643
5,085,810 g,i J.P. Morgan Mortgage Trust 3.000 11/25/52 4,225,620
6,454,132 g,i J.P. Morgan Mortgage Trust 3.000 12/25/52 5,193,749
13,558,404 g,i JP Morgan Mortgage Trust 2.500 07/25/52 10,748,189
23,462,865 g,i JP Morgan Mortgage Trust 3.250 07/25/52 19,953,280
14,850,996 g,i JP Morgan Mortgage Trust 3.000 08/25/52 12,043,304
8,720,242 g,i JP Morgan Mortgage Trust 3.000 10/25/52 7,071,615

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,697,085 g,i JP Morgan Mortgage Trust 3.000% 11/25/52 $ 4,634,196
TOTAL MORTGAGE BACKED 1,819,128,205
MUNICIPAL BONDS - 1.5%
4,145,000 Alabama Economic Settlement Authority 3.163 09/15/25 3,998,940
990,000 Chicago Housing Authority 3.682 01/01/25 963,566
380,000 City & County of San Francisco CA Community Facilities
District
3.028 09/01/23 375,659
550,000 City & County of San Francisco CA Community Facilities
District
4.038 09/01/34 500,576
4,945,000 City of New York NY 3.200 12/01/26 4,647,311
2,215,000 Commonwealth Financing Authority 3.864 06/01/38 1,886,469
1,500,000 County of Miami-Dade FL Aviation Revenue 2.218 10/01/22 1,500,000
2,500,000 County of Miami-Dade FL Aviation Revenue 3.285 10/01/23 2,475,282
3,500,000 County of Miami-Dade FL Aviation Revenue 2.504 10/01/24 3,356,347
2,250,000 County of Miami-Dade FL Aviation Revenue 3.405 10/01/24 2,195,774
3,500,000 County of Miami-Dade FL Aviation Revenue 2.604 10/01/25 3,292,000
2,380,000 County of Miami-Dade FL Aviation Revenue 3.505 10/01/25 2,297,701
2,500,000 County of Miami-Dade FL Aviation Revenue 2.704 10/01/26 2,312,612
2,000,000 County of Miami-Dade FL Aviation Revenue 3.049 10/01/26 1,874,890
3,750,000 County of Miami-Dade FL Aviation Revenue 3.612 10/01/26 3,591,305
470,000 County of Miami-Dade FL Aviation Revenue 4.280 10/01/41 408,563
4,265,000 Denver City & County School District No. 1 3.598 12/15/27 4,006,312
4,805,000 Los Angeles County Redevelopment Refunding Authority
Redev Agency Successor Agy
3.375 09/01/35 3,999,476
6,650,000 Michigan Finance Authority 2.988 09/01/49 6,434,792
3,400,000 New Jersey Economic Development Authority 7.425 02/15/29 3,643,774
4,075,000 New York State Dormitory Authority 4.294 07/01/44 3,563,232
810,000 Oklahoma City Economic Development Trust 3.440 09/01/24 793,087
2,000,000 Port of Seattle WA 3.471 05/01/31 1,792,018
1,625,000 Port of Seattle WA 3.571 05/01/32 1,446,211
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
2.037 05/15/23 985,356
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
2.259 05/15/24 963,590
1,250,000 Regents of the University of California Medical Center
Pooled Revenue
2.359 05/15/25 1,173,239
1,785,000 Regents of the University of California Medical Center
Pooled Revenue
2.459 05/15/26 1,644,506
1,600,000 Regents of the University of California Medical Center
Pooled Revenue
2.559 05/15/27 1,448,958
3,980,000 Rhode Island Convention Center Authority 3.195 05/15/26 3,758,950
6,365,000 San Jose Redevelopment Agency 3.375 08/01/34 5,550,673
660,000 Santa Ana Community Redevelopment Agency
Successor Agency
3.567 09/01/23 655,594
13,060,000 State of California 4.600 04/01/38 12,228,369
21,060,000 State of Illinois 5.100 06/01/33 20,084,002
9,900,000 State of Wisconsin 3.154 05/01/27 9,307,289
1,763,000 State Public School Building Authority 5.000 09/15/27 1,768,459
7,500,000 Texas A&M University 3.993 05/15/37 6,851,124
2,000,000 University of California 2.439 05/15/24 1,937,232
2,000,000 University of California 2.589 05/15/25 1,893,032
TOTAL MUNICIPAL BONDS 131,606,270
U.S. TREASURY SECURITIES - 21.9%
1,900,000 United States Treasury Bond 4.750 02/15/37 2,105,957
10,875,000 j United States Treasury Bond 3.500 02/15/39 10,353,765
16,015,000 United States Treasury Bond 3.875 08/15/40 15,735,989
12,000,000 l United States Treasury Bond 3.125 11/15/41 10,438,594
1,380,000 United States Treasury Bond 2.500 05/15/46 1,046,051
10,450,000 United States Treasury Bond 3.000 05/15/47 8,747,385

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 1,255,000 United States Treasury Bond 2.750% 08/15/47 $ 1,002,725
42,835,000 United States Treasury Bond 2.750 11/15/47 34,264,654
55,445,000 United States Treasury Bond 3.000 02/15/48 46,677,759
510,000 United States Treasury Bond 3.125 05/15/48 440,991
45,841,000 j United States Treasury Bond 3.375 11/15/48 41,727,845
21,615,032 k United States Treasury Inflation Indexed Bonds 0.500 04/15/24 21,003,169
1,000,000 United States Treasury Note 0.125 05/31/23 974,062
25,000,000 United States Treasury Note 0.125 08/31/23 24,073,242
330,000,000 United States Treasury Note 0.250 03/15/24 311,192,577
25,000,000 United States Treasury Note 2.250 03/31/24 24,250,000
21,300,000 United States Treasury Note 2.625 04/30/24 20,705,930
180,795,000 United States Treasury Note 2.500 05/31/24 175,568,895
11,870,000 United States Treasury Note 3.250 08/31/24 11,655,784
41,815,000 United States Treasury Note 4.250 09/30/24 41,834,601
1,875,000 United States Treasury Note 2.875 06/15/25 1,808,276
19,690,000 United States Treasury Note 3.500 09/15/25 19,288,509
8,150,000 United States Treasury Note 0.875 09/30/26 7,169,771
175,570,000 United States Treasury Note 1.250 12/31/26 155,948,681
61,753,000 e United States Treasury Note 3.125 08/31/27 59,234,635
675,000 United States Treasury Note 1.000 07/31/28 568,556
218,000 United States Treasury Note 1.125 08/31/28 184,559
6,300,000 United States Treasury Note 1.375 10/31/28 5,396,836
7,290,000 United States Treasury Note 3.250 06/30/29 6,967,930
5,075,000 United States Treasury Note 3.125 08/31/29 4,816,492
6,775,000 United States Treasury Note 1.250 08/15/31 5,475,311
173,655,000 United States Treasury Note 2.750 08/15/32 158,785,791
2,850,000 United States Treasury Note 1.875 02/15/41 2,018,713
4,507,000 United States Treasury Note 1.750 08/15/41 3,081,485
33,830,000 United States Treasury Note 2.000 11/15/41 24,212,237
370,024,100 j United States Treasury Note 2.375 02/15/42 283,530,967
108,615,000 United States Treasury Note 3.250 05/15/42 96,395,812
54,623,000 e United States Treasury Note 3.375 08/15/42 49,476,489
215,177,000 United States Treasury Note 2.250 02/15/52 156,339,539
140,497,500 United States Treasury Note 2.875 05/15/52 117,820,325
30,000,000 United States Treasury Note 3.000 08/15/52 25,889,062
TOTAL U.S. TREASURY SECURITIES 1,988,209,951
TOTAL GOVERNMENT BONDS 4,121,992,668
(Cost $4,549,710,774)
STRUCTURED ASSETS - 15.9%
ASSET BACKED - 6.3%
950,000 g Affirm Asset Securitization Trust 1.660 08/15/25 919,701
Series - 2021 A (Class C)
4,000,000 g,i AGL CLO 19 Ltd 4.908 07/21/35 3,948,732
Series - 2022 19A (Class B1)
3,375,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 5.729 01/17/35 3,170,654
Series - 2021 16A (Class B)
10,000,000 g,i AIMCO CLO Series LIBOR 3 M + 1.050% 3.760 04/20/34 9,547,820
Series - 2017 AA (Class AR)
10,000,000 g,i AIMCO CLO Series LIBOR 3 M + 1.500% 4.210 04/20/34 9,344,750
Series - 2017 AA (Class BR)
1,000,000 AmeriCredit Automobile Receivables Trust 2.130 03/18/26 938,333
Series - 2020 2 (Class D)
17,000,000 AmeriCredit Automobile Receivables Trust 1.210 12/18/26 15,320,983
Series - 2021 1 (Class D)
2,000,000 g AMSR Trust 3.148 01/19/39 1,786,257
Series - 2019 SFR1 (Class C)
1,865,000 g AMSR Trust 3.247 01/19/39 1,649,381
Series - 2019 SFR1 (Class D)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 7,904,869 g Apollo aviation securitization 2.798% 01/15/47 $ 6,248,058
Series - 2021 2A (Class A)
2,722,500 g Applebee's Funding LLC 4.194 06/05/49 2,579,536
Series - 2019 1A (Class A2I)
55,677 †,g Asset Backed Funding Corp NIM Trust 5.900 07/26/35 1
Series - 2005 WMC1 (Class N1)
1,181,200 g Avis Budget Rental Car Funding AESOP LLC 2.020 02/20/27 1,052,743
Series - 2020 2A (Class A)
6,800,000 g Avis Budget Rental Car Funding AESOP LLC 1.630 08/20/27 5,783,023
Series - 2021 1A (Class B)
3,100,000 g Avis Budget Rental Car Funding AESOP LLC 2.130 08/20/27 2,590,964
Series - 2021 1A (Class C)
1,500,000 g,i Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.750% 7.995 12/23/24 600,000
Series - 2020 A (Class A)
1,038,680 g BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 973,711
Series - 2019 A (Class A)
1,661,875 g British Airways Pass Through Trust 3.800 09/20/31 1,492,543
Series - 2018 1 (Class AA)
5,410,705 g Capital Automotive REIT 2.690 02/15/50 5,031,027
Series - 2020 1A (Class A1)
3,904,317 g Capital Automotive REIT 1.440 08/15/51 3,324,104
Series - 2021 1A (Class A1)
8,393,000 g Capital Automotive REIT 1.920 08/15/51 7,108,793
Series - 2021 1A (Class A3)
1,440,000 CarMax Auto Owner Trust 1.280 07/15/27 1,269,642
Series - 2021 1 (Class D)
5,796,750 g Cars Net Lease Mortgage Notes Series 2.010 12/15/50 4,878,344
Series - 2020 1A (Class A1)
9,912,500 g Cars Net Lease Mortgage Notes Series 3.100 12/15/50 8,656,956
Series - 2020 1A (Class A3)
2,500,000 Carvana Auto Receivables Trust 1.270 03/10/28 2,341,510
Series - 2021 N2 (Class D)
9,150,000 Carvana Auto Receivables Trust 1.720 09/11/28 8,747,488
Series - 2021 N4 (Class C)
3,340,000 g Carvana Auto Receivables Trust 4.130 12/11/28 3,148,689
Series - 2022 N1 (Class D)
4,150,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1.000 07/17/34 3,899,697
Series - 2020 1A (Class B1R)
307,881 i C-BASS Trust LIBOR 1 M + 0.160% 3.244 07/25/36 292,435
Series - 2006 CB6 (Class A1)
8,817,685 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0.438 04/07/52 22,044
Series - 2007 1A (Class A2)
8,974,909 g CF Hippolyta LLC 1.690 07/15/60 7,971,831
Series - 2020 1 (Class A1)
2,704,363 g CF Hippolyta LLC 1.990 07/15/60 2,253,288
Series - 2020 1 (Class A2)
1,841,007 g CF Hippolyta LLC 2.280 07/15/60 1,609,956
Series - 2020 1 (Class B1)
1,500,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.220% 3.930 07/20/30 1,473,570
Series - 2017 3A (Class A1)
5,855,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.600% 0.000 10/20/34 5,488,038
Series - 2020 2A (Class BR)
5,625,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.650% 4.162 07/15/36 5,294,683
Series - 2020 1A (Class BR)
12,633 CIT Group Home Equity Loan Trust (Step Bond) 6.200 02/25/30 12,122
Series - 2002 1 (Class AF6)
11,450,000 g Cologix Data Centers US Issuer LLC 3.300 12/26/51 10,208,853
Series - 2021 1A (Class A2)
1,091,250 g DB Master Finance LLC 4.352 05/20/49 992,637
Series - 2019 1A (Class A23)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 16,872,500 g DB Master Finance LLC 2.045% 11/20/51 $ 14,327,469
Series - 2021 1A (Class A2I)
13,299,500 g DB Master Finance LLC 2.493 11/20/51 10,877,595
Series - 2021 1A (Class A2II)
1,027,727 g Diamond Resorts Owner Trust 2.890 02/20/32 1,000,758
Series - 2019 1A (Class A)
2,784,690 g Diamond Resorts Owner Trust 2.050 11/21/33 2,536,159
Series - 2021 1A (Class B)
2,544,750 g Domino's Pizza Master Issuer LLC 4.474 10/25/45 2,433,565
Series - 2015 1A (Class A2II)
2,310,000 g Domino's Pizza Master Issuer LLC 4.116 07/25/48 2,174,200
Series - 2018 1A (Class A2I)
13,775,625 g Domino's Pizza Master Issuer LLC 2.662 04/25/51 11,344,007
Series - 2021 1A (Class A2I)
3,800,000 g,i Dryden 49 Senior Loan Fund LIBOR 3 M + 1.600% 4.340 07/18/30 3,631,592
Series - 2017 49A (Class BR)
11,800,000 g DT Auto Owner Trust 1.160 11/16/26 10,893,899
Series - 2021 1A (Class D)
1,319,685 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 4.184 05/25/37 1,310,328
Series - 2007 2 (Class A2C)
22,540,000 g Flexential Issuer, LLC 3.250 11/27/51 19,602,229
Series - 2021 1A (Class A2)
16,927,417 g FNA VI LLC 1.350 01/10/32 15,471,577
Series - 2021 1A (Class A)
11,000,000 g,i GRACIE POINT INTERNATIONAL FUNDING 4.697 04/01/24 10,982,028
Series - 2022 1A (Class A)
23,000,000 g,i GRACIE POINT INTERNATIONAL FUNDING 5.780 07/01/24 22,988,224
Series - 2022 2A (Class A)
4,000,000 g,i GRACIE POINT INTERNATIONAL FUNDING 6.380 07/01/24 3,997,944
Series - 2022 2A (Class B)
1,965,000 g Hardee's Funding LLC 3.981 12/20/50 1,686,626
Series - 2020 1A (Class A2)
728,763 g HERO Funding Trust 3.190 09/20/48 657,070
Series - 2017 3A (Class A1)
260,486 g HERO Funding Trust 3.280 09/20/48 239,099
Series - 2017 2A (Class A1)
947,392 g HERO Funding Trust 3.950 09/20/48 866,627
Series - 2017 3A (Class A2)
520,971 g HERO Funding Trust 4.070 09/20/48 483,369
Series - 2017 2A (Class A2)
11,850,000 g Hertz Vehicle Financing LLC 1.560 12/26/25 10,833,397
Series - 2021 1A (Class B)
4,700,000 g Hertz Vehicle Financing LLC 4.120 09/25/26 4,467,272
Series - 2022 4A (Class B)
3,700,000 g Hertz Vehicle Financing LLC 4.610 09/25/26 3,495,312
Series - 2022 4A (Class C)
549,189 g Hilton Grand Vacations Trust 2.660 12/26/28 540,418
Series - 2017 AA (Class A)
411,892 g Hilton Grand Vacations Trust 2.960 12/26/28 402,101
Series - 2017 AA (Class B)
929,592 g Hilton Grand Vacations Trust 2.340 07/25/33 870,276
Series - 2019 AA (Class A)
79,432 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3.986 06/25/33 78,068
Series - 2003 1 (Class M1)
3,699,554 g Horizon Aircraft Finance II Ltd 3.721 07/15/39 3,091,147
Series - 2019 1 (Class A)
4,246,653 g Horizon Aircraft Finance III Ltd 3.425 11/15/39 3,554,934
Series - 2019 2 (Class A)
3,450,000 g Hpefs Equipment Trust 4.430 09/20/29 3,257,070
Series - 2022 2A (Class C)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 3,750,000 †,g Industrial DPR Funding Ltd 5.380% 04/15/34 $ 3,348,075
Series - 2022 1A (Class 1)
739,894 g,i Invitation Homes Trust LIBOR 1 M + 0.950% 3.943 03/17/37 732,756
Series - 2018 SFR1 (Class B)
799,963 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 4.243 01/17/38 784,189
Series - 2018 SFR4 (Class B)
5,250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 5.252 10/06/23 5,145,000
Series - 2020 A (Class A)
7,750,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 6.294 01/18/34 7,180,763
Series - 2021 59A (Class C)
3,500,000 g,i Madison Park Funding LV Ltd 5.441 07/18/35 3,501,312
Series - 2022 55A (Class B1)
4,000,000 g,i Magnetite XIX Ltd LIBOR 3 M + 1.550% 4.290 04/17/34 3,749,180
Series - 2017 19A (Class B1R)
530,000 g,i Magnetite XVIII Ltd LIBOR 3 M + 1.500% 4.405 11/15/28 508,881
Series - 2016 18A (Class BR)
2,575,830 g MAPS Trust 2.521 06/15/46 2,112,179
Series - 2021 1A (Class A)
2,700,000 g,i Massachusetts St LIBOR 3 M + 1.650% 5.729 01/15/35 2,534,695
Series - 2021 3A (Class B)
5,250,000 g,i MSCG Trust 3.577 06/07/35 4,433,123
Series - 2015 ALDR (Class C)
1,750,000 g,i MSCG Trust 3.577 06/07/35 1,410,757
Series - 2015 ALDR (Class D)
1,464,181 g MVW LLC 1.830 05/20/39 1,305,489
Series - 2021 2A (Class B)
3,165,455 g MVW LLC 1.440 01/22/41 2,881,616
Series - 2021 1WA (Class B)
1,994,237 g MVW LLC 1.940 01/22/41 1,766,307
Series - 2021 1WA (Class C)
871,662 g MVW Owner Trust 2.750 12/20/34 847,161
Series - 2017 1A (Class B)
1,585,501 g MVW Owner Trust 3.000 11/20/36 1,492,087
Series - 2019 1A (Class B)
2,059,005 g Navient Private Education Refi Loan Trust 1.310 01/15/69 1,870,331
Series - 2020 HA (Class A)
1,571,977 g Navient Student Loan Trust 3.390 12/15/59 1,488,825
Series - 2019 BA (Class A2A)
16,000,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 1.550% 4.260 04/20/31 15,189,232
Series - 2019 31A (Class BR)
6,750,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 4.140 04/16/33 6,362,516
Series - 2021 40A (Class B)
5,499,549 g Oak Street Investment Grade Net Lease Fund Series 1.480 01/20/51 4,858,423
Series - 2021 1A (Class A1)
4,928,628 g Oak Street Investment Grade Net Lease Fund Series 2.380 11/20/51 4,299,844
Series - 2021 2A (Class A1)
5,450,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 5.844 01/18/36 5,119,795
Series - 2021 10A (Class B)
5,956,759 g OneMain Financial Issuance Trust 3.840 05/14/32 5,920,039
Series - 2020 1A (Class A)
10,000,000 g OneMain Financial Issuance Trust 1.750 09/14/35 8,803,718
Series - 2020 2A (Class A)
7,250,000 g Oportun Funding XIV LLC 1.210 03/08/28 6,731,320
Series - 2021 A (Class A)
3,515,000 g Oportun Issuance Trust 1.960 05/08/31 3,119,575
Series - 2021 B (Class B)
491,710 g Orange Lake Timeshare Trust 3.100 11/08/30 476,449
Series - 2018 A (Class A)
5,300,000 g PFS Financing Corp 1.270 06/15/25 5,153,466
Series - 2020 A (Class A)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,500,000 g PFS Financing Corp 1.000% 10/15/25 $ 2,398,133
Series - 2020 E (Class A)
3,688,000 g PFS Financing Corp 0.970 02/15/26 3,476,609
Series - 2020 G (Class A)
3,000,000 g PFS Financing Corp 0.710 04/15/26 2,798,928
Series - 2021 A (Class A)
6,750,000 g PFS Financing Corp 0.960 04/15/26 6,266,874
Series - 2021 A (Class B)
1,500,000 g Progress Residential Trust 2.711 11/17/40 1,200,095
Series - 2021 SFR9 (Class D)
1,500,000 g Purchasing Power Funding LLC 1.570 10/15/25 1,432,442
Series - 2021 A (Class A)
3,566,134 g Renew 3.950 09/20/53 3,251,795
Series - 2018 1 (Class A)
6,600,000 Santander Drive Auto Receivables Trust 2.220 09/15/26 6,444,586
Series - 2020 2 (Class D)
11,689,450 g SERVPRO Master Issuer LLC 3.882 10/25/49 10,330,668
Series - 2019 1A (Class A2)
3,308,125 g SERVPRO Master Issuer LLC 2.394 04/25/51 2,608,801
Series - 2021 1A (Class A2)
3,038,914 †,g Settlement Fee Finance LLC 3.840 11/01/49 2,920,792
Series - 2019 1A (Class A)
1,052,862 g Sierra Timeshare Receivables Funding LLC 3.650 06/20/35 1,034,748
Series - 2018 2A (Class B)
891,099 g Sierra Timeshare Receivables Funding LLC 3.200 01/20/36 867,260
Series - 2019 1A (Class A)
1,936,224 g Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 1,794,163
Series - 2021 1A (Class A)
2,099,389 g Sierra Timeshare Receivables Funding LLC 1.340 11/20/37 1,947,127
Series - 2021 1A (Class B)
1,163,910 g Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 1,065,570
Series - 2021 1A (Class C)
2,460,007 g SMB Private Education Loan Trust 2.430 02/17/32 2,372,121
Series - 2016 B (Class A2A)
1,759,848 g SMB Private Education Loan Trust 2.880 09/15/34 1,696,178
Series - 2017 A (Class A2A)
1,515,325 g SMB Private Education Loan Trust 2.820 10/15/35 1,448,563
Series - 2017 B (Class A2A)
471,017 g SoFi Professional Loan Program LLC 2.340 04/25/33 462,704
Series - 2016 D (Class A2B)
208,711 g SoFi Professional Loan Program LLC 2.400 03/26/40 207,398
Series - 2017 A (Class A2B)
427,743 g SoFi Professional Loan Program LLC 2.740 05/25/40 422,992
Series - 2017 B (Class A2FX)
229,820 g SoFi Professional Loan Program LLC 2.630 07/25/40 226,018
Series - 2017 C (Class A2B)
363,622 g SoFi Professional Loan Program LLC 2.720 11/26/40 359,859
Series - 2017 E (Class A2B)
1,576,064 g SoFi Professional Loan Program LLC 2.840 01/25/41 1,536,958
Series - 2017 F (Class A2FX)
1,085,699 g SoFi Professional Loan Program LLC 3.690 06/15/48 1,055,555
Series - 2019 A (Class A2FX)
939,824 †,g SolarCity LMC 4.800 11/20/38 900,727
Series - 2013 1 (Class A)
13,630,000 g Sonic Capital LLC 3.845 01/20/50 12,347,894
Series - 2020 1A (Class A2I)
4,810,701 g SpringCastle America Funding LLC 1.970 09/25/37 4,397,450
Series - 2020 AA (Class A)
3,950,000 g Stack Infrastructure Issuer LLC 1.893 08/25/45 3,506,885
Series - 2020 1A (Class A2)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 163,458 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 3.984% 09/25/34 $ 158,489
Series - 2004 8 (Class M1)
1,800,250 g Taco Bell Funding LLC 4.970 05/25/46 1,732,984
Series - 2016 1A (Class A23)
15,139,595 g Taco Bell Funding LLC 1.946 08/25/51 12,646,755
Series - 2021 1A (Class A2I)
9,766,200 g Taco Bell Funding LLC 2.294 08/25/51 7,803,604
Series - 2021 1A (Class A2II)
2,070,101 g Tesla Auto Lease Trust 0.680 12/20/23 2,052,298
Series - 2020 A (Class A3)
1,000,000 g Tesla Auto Lease Trust 0.780 12/20/23 985,750
Series - 2020 A (Class A4)
5,250,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 5.943 10/20/34 4,941,263
Series - 2017 8A (Class A2R)
650,000 g Tricon American Homes Trust 2.049 07/17/38 558,615
Series - 2020 SFR1 (Class B)
2,558,164 United Airlines Pass Through Trust 5.875 10/15/27 2,467,429
Series - 2020 A (Class A)
3,800,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.750% 7.000 12/07/23 3,686,000
Series - 2020 A (Class AA)
6,230,832 g Vine 2.790 11/15/50 5,448,809
Series - 2020 1A (Class A)
4,200,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 4.995 01/10/23 4,178,160
Series - 2020 A (Class A)
10,033,000 g Wendy's Funding LLC 2.370 06/15/51 7,975,934
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 568,610,343
OTHER MORTGAGE BACKED - 9.6%
2,326,450 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 3.823 12/18/37 2,305,177
Series - 2021 FL4 (Class A)
85,863 g,i Agate Bay Mortgage Trust 3.500 09/25/45 78,220
Series - 2015 6 (Class A9)
4,335,000 g,i Angel Oak Mortgage Trust 2.837 11/25/66 2,893,181
Series - 2021 8 (Class A3)
1,870,000 g BAMLL Commercial Mortgage Securities Trust 3.490 04/14/33 1,722,561
Series - 2015 200P (Class B)
2,486,000 Banc of America Commercial Mortgage Trust 3.705 09/15/48 2,361,146
Series - 2015 UBS7 (Class A4)
1,910,000 i Banc of America Commercial Mortgage Trust 4.484 09/15/48 1,776,489
Series - 2015 UBS7 (Class B)
5,257,543 Banc of America Commercial Mortgage Trust 3.366 02/15/50 5,056,907
Series - 2017 BNK3 (Class ASB)
5,000,000 BANK 3.731 11/15/50 4,475,777
Series - 2017 BNK8 (Class AS)
1,500,000 i BANK 4.056 11/15/50 1,334,697
Series - 2017 BNK8 (Class B)
1,000,000 i BANK 4.200 11/15/50 862,491
Series - 2017 BNK8 (Class C)
3,750,000 g BANK 2.500 10/17/52 2,545,648
Series - 2019 BN21 (Class D)
1,000,000 BANK 3.093 10/17/52 828,345
Series - 2019 BN21 (Class AS)
2,500,000 BANK 3.203 12/15/52 2,098,434
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3.455 12/15/52 1,356,279
Series - 2019 BN23 (Class B)
7,087,991 BANK 3.289 07/15/60 6,801,844
Series - 2017 BNK6 (Class ASB)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 i BANK 3.283% 11/15/62 $ 1,674,397
Series - 2019 BN24 (Class AS)
5,265,172 g,i Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 4,237,235
Series - 2021 6 (Class A19)
7,943,904 g,i Bayview MSR Opportunity Master Fund Trust 3.000 02/25/52 6,392,989
Series - 2022 5 (Class A19)
1,250,000 g,i BBCMS Mortgage Trust 4.409 08/05/38 884,464
Series - 2018 CHRS (Class E)
1,500,000 g BBCMS Trust 4.798 08/10/35 1,315,314
Series - 2015 SRCH (Class C)
2,575,000 g,i Benchmark Mortgage Trust 2.791 09/15/48 2,088,335
Series - 2020 IG2 (Class AM)
2,500,000 g,i Benchmark Mortgage Trust 3.232 09/15/48 2,058,401
Series - 2020 IG3 (Class AS)
2,500,000 g,i Benchmark Mortgage Trust 3.654 09/15/48 2,153,513
Series - 2020 IG3 (Class BXA)
1,380,000 Benchmark Mortgage Trust 4.016 03/15/52 1,283,160
Series - 2019 B9 (Class A5)
1,250,000 i Benchmark Mortgage Trust 4.971 03/15/52 1,099,002
Series - 2019 B9 (Class C)
550,000 Benchmark Mortgage Trust 3.419 08/15/52 472,921
Series - 2019 B12 (Class AS)
1,200,000 i Benchmark Mortgage Trust 4.510 05/15/53 1,148,201
Series - 2018 B7 (Class A4)
5,250,000 i Benchmark Mortgage Trust 2.244 08/15/54 3,870,192
Series - 2021 B28 (Class B)
9,000,000 Benchmark Mortgage Trust 2.429 08/15/54 6,813,697
Series - 2021 B28 (Class AS)
1,680,000 g Benchmark Mortgage Trust 2.500 12/15/62 1,136,110
Series - 2019 B14 (Class D)
1,650,000 g,i BX TRUST 5.794 08/15/39 1,640,860
Series - 2022 PSB (Class B)
4,500,000 g,i BXP Trust 2.868 01/15/44 3,024,003
Series - 2021 601L (Class D)
6,500,000 i CD Mortgage Trust 3.879 11/10/49 5,810,302
Series - 2016 CD2 (Class B)
3,030,000 i CD Mortgage Trust 4.114 11/10/49 2,507,647
Series - 2016 CD2 (Class C)
7,980,078 CD Mortgage Trust 3.453 02/10/50 7,637,615
Series - 2017 CD3 (Class AAB)
4,750,000 CD Mortgage Trust 3.833 02/10/50 4,313,584
Series - 2017 CD3 (Class AS)
6,635,000 i CD Mortgage Trust 3.984 02/10/50 5,881,176
Series - 2017 CD3 (Class B)
3,630,000 i CD Mortgage Trust 4.699 02/10/50 3,200,378
Series - 2017 CD3 (Class C)
5,000,000 i CD Mortgage Trust 3.684 08/15/50 4,520,211
Series - 2017 CD5 (Class AS)
3,600,000 CD Mortgage Trust 2.812 08/15/57 3,257,746
Series - 2019 CD8 (Class ASB)
49,241 g,i CF Mortgage Trust 2.840 04/15/25 46,623
Series - 2020 P1 (Class A1)
1,750,000 g,i CF Mortgage Trust 3.603 04/15/52 1,752,446
Series - 2020 P1 (Class A2)
1,175,400 CGMS Commercial Mortgage Trust 3.458 08/15/50 1,082,757
Series - 2017 B1 (Class A4)
80,875 i CHL Mortgage Pass-Through Trust 2.522 02/20/35 80,832
Series - 2004 HYB9 (Class 1A1)
1,750,000 g,i Citigroup Commercial Mortgage Trust 3.635 05/10/35 1,679,569
Series - 2013 375P (Class B)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 g Citigroup Commercial Mortgage Trust 3.896% 05/10/36 $ 1,960,972
Series - 2019 PRM (Class C)
1,000,000 g,i Citigroup Commercial Mortgage Trust 4.631 07/10/47 913,630
Series - 2014 GC23 (Class D)
500,000 i Citigroup Commercial Mortgage Trust 3.758 04/10/48 466,206
Series - 2015 GC29 (Class B)
2,000,000 i Citigroup Commercial Mortgage Trust 4.279 04/10/48 1,851,559
Series - 2015 GC29 (Class C)
6,000,000 g,i COMM Mortgage Trust 3.712 10/10/29 5,560,359
Series - 2017 PANW (Class C)
131,100 g COMM Mortgage Trust 3 .178 02/10/35 121,663
Series - 2015 3BP (Class A)
1,895,719 COMM Mortgage Trust 2.853 10/15/45 1,891,946
Series - 2012 CR4 (Class A3)
1,500,000 g,i COMM Mortgage Trust 5.031 08/10/46 1,467,926
Series - 2013 CR10 (Class C)
1,135,000 COMM Mortgage Trust 4.199 03/10/47 1,106,413
Series - 2014 UBS2 (Class AM)
2,537,089 COMM Mortgage Trust 4.701 03/10/47 2,472,057
Series - 2014 UBS2 (Class B)
1,045,000 i COMM Mortgage Trust 4.947 03/10/47 999,213
Series - 2014 UBS2 (Class C)
1,200,000 i COMM Mortgage Trust 5.169 04/10/47 1,153,867
Series - 2014 LC15 (Class C)
750,000 COMM Mortgage Trust 4.174 05/10/47 727,513
Series - 2014 CR17 (Class AM)
3,896,000 i COMM Mortgage Trust 4.896 06/10/47 3,700,125
Series - 2014 UBS3 (Class C)
5,150,000 g,i COMM Mortgage Trust 4.926 06/10/47 4,668,043
Series - 2014 UBS3 (Class D)
6,400,000 COMM Mortgage Trust 3.917 10/10/47 6,223,030
Series - 2014 LC17 (Class A5)
916,352 COMM Mortgage Trust 3.040 02/10/48 895,001
Series - 2015 LC19 (Class ASB)
2,498,000 i COMM Mortgage Trust 3 .829 02/10/48 2,343,488
Series - 2015 LC19 (Class B)
2,497,000 g COMM Mortgage Trust 3.000 03/10/48 1,983,468
Series - 2015 CR22 (Class E)
575,000 i COMM Mortgage Trust 3.603 03/10/48 545,577
Series - 2015 CR22 (Class AM)
4,250,000 i COMM Mortgage Trust 3.926 03/10/48 3,978,598
Series - 2015 CR22 (Class B)
1,000,000 i COMM Mortgage Trust 4.207 03/10/48 923,767
Series - 2015 CR22 (Class C)
2,000,000 g,i COMM Mortgage Trust 4.207 03/10/48 1,757,670
Series - 2015 CR22 (Class D)
2,000,000 COMM Mortgage Trust 3.801 05/10/48 1,887,681
Series - 2015 CR23 (Class AM)
3,936,016 i COMM Mortgage Trust 4.183 05/10/48 3,708,404
Series - 2015 CR23 (Class B)
2,500,000 i COMM Mortgage Trust 4.428 05/10/48 2,335,042
Series - 2015 CR23 (Class C)
2,500,000 i COMM Mortgage Trust 4.428 05/10/48 2,133,378
Series - 2015 CR23 (Class D)
1,717,386 COMM Mortgage Trust 3.432 08/10/48 1,636,836
Series - 2015 CR24 (Class A4)
1,500,000 i COMM Mortgage Trust 3.463 08/10/48 1,260,990
Series - 2015 CR24 (Class D)
3,640,000 i COMM Mortgage Trust 4.028 08/10/48 3,449,122
Series - 2015 CR24 (Class AM)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 i COMM Mortgage Trust 4.487% 08/10/48 $ 1,834,035
Series - 2015 CR24 (Class C)
1,000,000 i COMM Mortgage Trust 4.487 08/10/48 940,186
Series - 2015 CR24 (Class B)
2,250,000 i COMM Mortgage Trust 4.669 08/10/48 2,103,763
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3.630 10/10/48 2,476,459
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3.984 10/10/48 941,033
Series - 2015 CR27 (Class AM)
1,000,000 i COMM Mortgage Trust 4.619 10/10/48 940,427
Series - 2015 CR26 (Class B)
3,306,000 i COMM Mortgage Trust 4.619 10/10/48 3,030,912
Series - 2015 CR26 (Class C)
7,724,000 i COMM Mortgage Trust 4.718 10/10/48 7,099,084
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3.762 02/10/49 1,025,501
Series - 2016 CR28 (Class A4)
5,000,000 i COMM Mortgage Trust 4.758 02/10/49 4,735,386
Series - 2016 CR28 (Class B)
5,000,000 COMM Mortgage Trust 3.263 08/15/57 4,224,181
Series - 2019 GC44 (Class AM)
1,848,264 i Connecticut Avenue Securities Trust LIBOR 1 M + 2.600% 5.684 05/25/24 1,845,477
Series - 2014 C02 (Class 1M2)
1,944,136 i Connecticut Avenue Securities Trust LIBOR 1 M + 3.000% 6.084 07/25/24 1,953,448
Series - 2014 C03 (Class 1M2)
790,000 g,i Connecticut Avenue Securities Trust 3.831 10/25/41 751,492
Series - 2021 R01 (Class 1M2)
1,400,000 g,i Connecticut Avenue Securities Trust 5.581 11/25/41 1,268,839
Series - 2021 R02 (Class 2B1)
4,965,000 g,i Connecticut Avenue Securities Trust 5.031 12/25/41 4,223,616
Series - 2021 R03 (Class 1B1)
13,760,000 g,i Connecticut Avenue Securities Trust 5.781 03/25/42 13,112,044
Series - 2022 R03 (Class 1M2)
3,999,000 g,i Connecticut Avenue Securities Trust 5.281 04/25/42 3,699,941
Series - 2022 R05 (Class 2M2)
7,725,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 5.905 07/25/42 7,334,363
Series - 2022 R08 (Class 1M2)
1,000,000 g,i CPT Mortgage Trust 3.097 11/13/39 707,214
Series - 2019 CPT (Class E)
116,200 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 0.980% 3.798 05/15/36 114,683
Series - 2019 ICE4 (Class A)
3,000,000 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 1.600% 4.418 05/15/36 2,913,257
Series - 2019 ICE4 (Class D)
7,144,757 g,i Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 6,010,284
Series - 2021 NQM8 (Class A3)
2,500,000 g,i CSMC Series 3.388 10/25/59 2,186,474
Series - 2019 NQM1 (Class M1)
4,750,000 DBGS Mortgage Trust 4.466 10/15/51 4,536,849
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2.340 08/15/53 3,900,232
Series - 2020 C9 (Class AM)
1,200,000 g DBUBS Mortgage Trust 3.452 10/10/34 1,133,281
Series - 2017 BRBK (Class A)
2,000,000 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 5.118 10/15/38 1,866,209
Series - 2021 EQAZ (Class E)
1,248,047 g,i Flagstar Mortgage Trust 4.044 10/25/47 1,126,006
Series - 2017 2 (Class B3)
79,884 g,i Flagstar Mortgage Trust 4.000 09/25/48 76,341
Series - 2018 5 (Class A11)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,014,725 g,i Flagstar Mortgage Trust 2.500% 04/25/51 $ 1,589,612
Series - 2021 2 (Class A4)
6,481,461 g,i Flagstar Mortgage Trust 2.500 06/01/51 5,113,854
Series - 2021 4 (Class A21)
23,536,662 g,i Flagstar Mortgage Trust 3.000 10/25/51 18,941,519
Series - 2021 10INV (Class A17)
5,440,000 g,i Freddie Mac STACR REMIC Trust 4.781 01/25/42 4,764,892
Series - 2022 DNA1 (Class M2)
25,350,000 g,i Freddie Mac STACR REMIC Trust 5.181 04/25/42 23,986,388
Series - 2022 DNA3 (Class M1B)
10,500,000 g GS Mortgage Securities Corp II 3.419 10/10/32 10,486,051
Series - 2017 SLP (Class A)
1,238,000 g,i GS Mortgage Securities Corp II 3.591 09/10/37 1,099,548
Series - 2017 375H (Class A)
2,590,000 i GS Mortgage Securities Corp II 3.777 05/10/50 2,439,355
Series - 2015 GC30 (Class AS)
3,010,000 i GS Mortgage Securities Corp II 3.992 03/10/51 2,818,780
Series - 2018 GS9 (Class A4)
1,500,000 i GS Mortgage Securities Corp II 4.155 07/10/51 1,407,047
Series - 2018 GS10 (Class A5)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.700% 4.518 07/15/31 1,892,620
Series - 2018 TWR (Class C)
2,500,000 g,i GS Mortgage Securities Trust 4.285 02/10/46 2,472,886
Series - 2013 GC10 (Class C)
2,950,000 i GS Mortgage Securities Trust 4.454 02/10/48 2,750,623
Series - 2015 GC28 (Class C)
3,500,000 i GS Mortgage Securities Trust 4.018 07/10/48 3,307,159
Series - 2015 GC32 (Class AS)
3,779,000 i GS Mortgage Securities Trust 4.115 10/10/49 3,322,663
Series - 2016 GS3 (Class C)
3,803,000 i GS Mortgage Securities Trust 4.079 11/10/49 3,276,335
Series - 2016 GS4 (Class C)
6,799,688 GS Mortgage Securities Trust 3.467 03/10/50 6,538,856
Series - 2017 GS5 (Class AAB)
9,100,951 GS Mortgage Securities Trust 3.674 03/10/50 8,504,190
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3.433 05/10/50 3,973,047
Series - 2017 GS6 (Class A3)
3,000,000 GS Mortgage Securities Trust 3.837 11/10/50 2,797,978
Series - 2017 GS8 (Class ABP)
2,500,000 i GS Mortgage Securities Trust 4.480 11/10/50 2,177,259
Series - 2017 GS8 (Class C)
1,260,000 GS Mortgage Securities Trust 3.968 02/10/52 1,169,635
Series - 2019 GC38 (Class A4)
2,400,000 i GS Mortgage Securities Trust 4.158 02/10/52 2,180,775
Series - 2019 GC38 (Class AS)
1,000,000 i GS Mortgage Securities Trust 4.761 02/10/52 868,452
Series - 2019 GC38 (Class C)
1,500,000 g,i GS Mortgage Securities Trust 3.501 07/10/52 1,457,985
Series - 2019 GC40 (Class DBB)
4,300,000 g,i GS Mortgage Securities Trust 3.668 07/10/52 4,168,232
Series - 2019 GC40 (Class DBC)
1,361,000 i GS Mortgage Securities Trust 3.405 02/13/53 1,122,265
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2.012 12/12/53 4,290,562
Series - 2020 GSA2 (Class A5)
172,179 g,i GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 164,192
Series - 2019 PJ2 (Class A1)
449,424 g,i GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 428,576
Series - 2019 PJ2 (Class A4)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,817,083 g,i GS Mortgage-Backed Securities Corp Trust 3.500% 07/25/50 $ 1,590,618
Series - 2020 PJ2 (Class A4)
827,056 g,i GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 698,901
Series - 2020 PJ4 (Class A4)
625,956 g,i GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 522,423
Series - 2020 PJ5 (Class A4)
2,115,449 g,i GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 1,672,033
Series - 2020 PJ6 (Class A4)
4,810,843 g,i GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 3,795,742
Series - 2021 PJ5 (Class A4)
11,731,802 g,i GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 9,484,601
Series - 2022 PJ2 (Class A36)
3,714,299 g,i GS Mortgage-Backed Securities Corp Trust 3.000 09/25/52 3,002,833
Series - 2022 PJ4 (Class A36)
1,025,094 g,i GS Mortgage-Backed Securities Trust 3.654 05/25/50 824,073
Series - 2020 PJ1 (Class B2)
2,754,948 g,i GS Mortgage-Backed Securities Trust 2.500 07/25/51 2,142,773
Series - 2021 PJ2 (Class A4)
13,667,066 g,i GS Mortgage-Backed Securities Trust 2.500 11/25/51 10,752,644
Series - 2021 PJ6 (Class A4)
19,681,523 g,i GS Mortgage-Backed Securities Trust 2.500 01/25/52 15,528,667
Series - 2021 PJ7 (Class A4)
10,165,483 g,i GS Mortgage-Backed Securities Trust 2.500 01/25/52 8,020,538
Series - 2021 PJ8 (Class A4)
7,215,934 g,i GS Mortgage-Backed Securities Trust 3.000 07/25/52 5,807,143
Series - 2022 INV1 (Class A4)
8,057,442 g,i GS Mortgage-Backed Securities Trust 3.000 09/25/52 6,484,360
Series - 2022 HP1 (Class A4)
6,396,422 g,i GS Mortgage-Backed Securities Trust 3.000 10/25/52 5,147,627
Series - 2022 PJ5 (Class A36)
826,379 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 3.613 08/19/45 760,644
Series - 2005 11 (Class 2A1A)
2,000,000 g Hudson Yards Mortgage Trust 2.835 08/10/38 1,797,262
Series - 2016 10HY (Class A)
3,000,000 g,i Hudson Yards Mortgage Trust 3.076 08/10/38 2,642,975
Series - 2016 10HY (Class B)
3,500,000 g,i Hudson Yards Mortgage Trust 3.076 08/10/38 3,025,835
Series - 2016 10HY (Class C)
4,700,000 g,i Hudson Yards Mortgage Trust 3.041 12/10/41 3,598,851
Series - 2019 55HY (Class D)
2,750,000 g,i Hudson Yards Mortgage Trust 3.041 12/10/41 2,031,590
Series - 2019 55HY (Class E)
90,553 i Impac CMB Trust LIBOR 1 M + 0.660% 3.744 03/25/35 85,839
Series - 2004 11 (Class 2A1)
3,089,010 g,i Imperial Fund Mortgage Trust 2.051 10/25/55 2,846,741
Series - 2020 NQM1 (Class A3)
1,000,000 g,i Imperial Fund Mortgage Trust 3.531 10/25/55 866,320
Series - 2020 NQM1 (Class M1)
3,000,000 g JP Morgan Chase Commercial Mortgage Securities
Corp
4.379 07/05/31 2,872,461
Series - 2018 AON (Class B)
1,700,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4.212 01/15/46 1,638,794
Series - 2013 C13 (Class D)
1,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
4.166 12/15/46 1,480,721
Series - 2013 C16 (Class A4)
800,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3.372 12/15/47 792,858
Series - 2013 C10 (Class AS)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3.379% 09/15/50 $ 481,712
Series - 2017 JP7 (Class A3)
1,000,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3.620 01/16/37 866,925
Series - 2020 NNN (Class DFX)
3,670,083 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 3.413 12/25/44 3,567,642
Series - 2015 1 (Class B1)
77,461 g,i JP Morgan Mortgage Trust 3.500 05/25/45 70,627
Series - 2015 3 (Class A19)
466,292 g,i JP Morgan Mortgage Trust 3.500 10/25/45 412,928
Series - 2015 6 (Class A13)
196,553 g,i JP Morgan Mortgage Trust 3.500 05/25/46 177,499
Series - 2016 1 (Class A13)
1,270,169 g,i JP Morgan Mortgage Trust 3.500 05/25/47 1,131,814
Series - 2017 2 (Class A13)
1,091,806 g,i JP Morgan Mortgage Trust 3.500 09/25/48 949,300
Series - 2018 3 (Class A13)
519,071 g,i JP Morgan Mortgage Trust 3.500 10/25/48 454,707
Series - 2018 4 (Class A13)
2,546,438 g,i JP Morgan Mortgage Trust 3.500 10/25/48 2,218,172
Series - 2018 5 (Class A13)
1,317,392 g,i JP Morgan Mortgage Trust 3.124 10/26/48 1,260,502
Series - 2017 5 (Class A2)
161,184 g,i JP Morgan Mortgage Trust 4.000 01/25/49 150,647
Series - 2018 8 (Class A13)
147,514 g,i JP Morgan Mortgage Trust 4.000 02/25/49 137,657
Series - 2018 9 (Class A13)
123,737 g,i JP Morgan Mortgage Trust 4.000 05/25/49 117,082
Series - 2019 1 (Class A3)
64,938 g,i JP Morgan Mortgage Trust 4.000 05/25/49 61,446
Series - 2019 1 (Class A15)
719,053 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4.034 10/25/49 710,571
Series - 2019 INV1 (Class A11)
3,611,914 g,i JP Morgan Mortgage Trust 3.836 06/25/50 2,935,901
Series - 2020 1 (Class B2)
6,484,893 g,i JP Morgan Mortgage Trust 2.500 10/25/51 5,074,575
Series - 2021 6 (Class A15)
4,021,576 g,i JP Morgan Mortgage Trust 2.500 11/25/51 3,146,974
Series - 2021 7 (Class A15)
4,270,234 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 3,369,202
Series - 2021 8 (Class A15)
2,333,958 g,i JP Morgan Mortgage Trust 2.500 12/25/51 1,835,674
Series - 2021 10 (Class A15)
9,019,228 g,i JP Morgan Mortgage Trust 2.500 01/25/52 7,116,145
Series - 2021 11 (Class A15)
2,474,257 g,i JP Morgan Mortgage Trust 2.500 02/25/52 1,952,182
Series - 2021 12 (Class A15)
6,904,782 g,i JP Morgan Mortgage Trust 3.350 04/25/52 5,294,625
Series - 2021 INV6 (Class B1)
4,423,159 g,i JP Morgan Mortgage Trust 3.350 04/25/52 3,339,640
Series - 2021 INV6 (Class B2)
3,935,628 g,i JP Morgan Mortgage Trust 2.500 05/25/52 3,105,199
Series - 2021 14 (Class A15)
12,988,704 g,i JP Morgan Mortgage Trust 2.500 06/25/52 10,248,051
Series - 2021 15 (Class A15)
16,571,625 g,i JP Morgan Mortgage Trust 3.000 08/25/52 13,397,366
Series - 2022 2 (Class A25)
10,243,830 g,i JP Morgan Mortgage Trust 3.500 09/25/52 8,915,406
Series - 2022 LTV2 (Class A6)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 753,794 i JPMBB Commercial Mortgage Securities Trust 4.133% 08/15/46 $ 747,671
Series - 2013 C14 (Class A4)
2,841,885 JPMBB Commercial Mortgage Securities Trust 3.493 08/15/47 2,766,227
Series - 2014 C21 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3.898 02/15/48 933,473
Series - 2015 C27 (Class B)
2,000,000 i JPMBB Commercial Mortgage Securities Trust 3.917 05/15/48 1,892,175
Series - 2015 C29 (Class AS)
1,600,000 i JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 1,487,476
Series - 2015 C29 (Class B)
3,000,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 2,802,876
Series - 2015 C31 (Class AS)
6,885,000 i JPMBB Commercial Mortgage Securities Trust 4.776 08/15/48 6,411,583
Series - 2015 C31 (Class B)
3,000,000 i JPMBB Commercial Mortgage Securities Trust 4.776 08/15/48 2,755,784
Series - 2015 C31 (Class C)
1,400,000 JPMBB Commercial Mortgage Securities Trust 3.227 10/15/48 1,330,025
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4.023 12/15/48 2,830,105
Series - 2015 C33 (Class AS)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3.576 03/17/49 9,860,561
Series - 2016 C1 (Class A5)
2,645,000 g,i JPMBB Commercial Mortgage Securities Trust 4.394 03/17/49 2,290,732
Series - 2016 C1 (Class D1)
1,606,000 i JPMBB Commercial Mortgage Securities Trust 4.894 03/17/49 1,470,756
Series - 2016 C1 (Class C)
1,060,789 JPMCC Commercial Mortgage Securities Trust 3.457 03/15/50 1,032,069
Series - 2017 JP5 (Class A4)
2,000,000 i JPMCC Commercial Mortgage Securities Trust 3.781 09/15/50 1,661,784
Series - 2017 JP7 (Class C)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3.123 06/13/52 2,212,333
Series - 2019 COR5 (Class A3)
6,000,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 4,768,514
Series - 2020 COR7 (Class AS)
1,439,503 g Ladder Capital Commercial Mortgage Securities 3.575 02/15/36 1,339,167
Series - 2013 GCP (Class A1)
1,074,887 g LSTAR Commercial Mortgage Trust 2.579 03/10/49 1,066,737
Series - 2016 4 (Class A2)
12,000,000 g,i MAD Mortgage Trust 3.294 08/15/34 11,305,098
Series - 2017 330M (Class A)
1,500,000 g,i Manhattan West 2.413 09/10/39 1,262,159
Series - 2020 1MW (Class B)
1,766,049 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2.278 01/25/37 1,672,198
Series - 2006 WMC1 (Class A1B)
5,646 Morgan Stanley Bank of America Merrill Lynch Trust 3.476 11/15/45 5,636
Series - 2012 C6 (Class AS)
2,884,194 g Morgan Stanley Bank of America Merrill Lynch Trust 3.989 12/15/46 2,722,287
Series - 2014 C19 (Class LNC1)
911,278 g Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 852,172
Series - 2014 C19 (Class LNC2)
1,305,000 i Morgan Stanley Bank of America Merrill Lynch Trust 5.211 02/15/47 1,282,109
Series - 2014 C14 (Class C)
2,070,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.832 12/15/47 1,973,393
Series - 2014 C19 (Class AS)
53,825 Morgan Stanley Bank of America Merrill Lynch Trust 3.069 02/15/48 52,670
Series - 2015 C20 (Class ASB)
5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3.652 03/15/48 5,552,038
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.561 04/15/48 3,153,044
Series - 2015 C22 (Class AS)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 9,910,536 Morgan Stanley Capital I Trust 2.606% 08/15/49 $ 9,441,185
Series - 2016 UB11 (Class ASB)
260,237 †,i Morgan Stanley Capital I Trust 6.282 12/12/49 131,094
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3.587 12/15/50 1,198,747
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4.177 07/15/51 941,430
Series - 2018 H3 (Class A5)
3,142,000 i Morgan Stanley Capital I Trust 4.429 07/15/51 2,911,460
Series - 2018 H3 (Class AS)
2,879,392 g,i Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 2,468,909
Series - 2021 4 (Class A4)
8,240,728 g,i Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 6,501,911
Series - 2021 5 (Class A9)
8,856,803 g,i Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 7,651,531
Series - 2021 6 (Class A4)
6,109,560 g,i Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 4,820,426
Series - 2021 6 (Class A9)
2,000,000 g MRCD Mortgage Trust 2.718 12/15/36 1,772,258
Series - 2019 PARK (Class D)
3,500,000 g MRCD Mortgage Trust 2.718 12/15/36 3,076,663
Series - 2019 PARK (Class E)
1,500,000 g,i MSDB Trust 3.427 07/11/39 1,323,699
Series - 2017 712F (Class A)
6,300,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 4.318 07/15/36 6,203,133
Series - 2019 MILE (Class A)
2,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 4.618 07/15/36 2,452,483
Series - 2019 MILE (Class B)
703,488 g Natixis Commercial Mortgage Securities Trust 2.966 12/15/38 652,723
Series - 2020 2PAC (Class A)
157,795 g,i New Residential Mortgage Loan Trust 4.750 12/25/57 153,493
Series - 2018 5A (Class A1)
732,306 g,i New Residential Mortgage Loan Trust 2.797 09/25/59 671,240
Series - 2019 NQM4 (Class A3)
700,000 g,i New Residential Mortgage Loan Trust 2.986 09/25/59 586,325
Series - 2019 NQM4 (Class M1)
143,024 i New York Mortgage Trust LIBOR 1 M + 0.480% 3.564 02/25/36 140,478
Series - 2005 3 (Class A1)
1,325,000 g,i NLT Trust 2.569 08/25/56 941,314
Series - 2021 INV2 (Class M1)
10,570,852 g,i OBX Trust 2.500 07/25/51 8,340,373
Series - 2021 J2 (Class A19)
475,330 g,i OBX Trust LIBOR 1 M + 0.650% 3.734 06/25/57 461,854
Series - 2018 1 (Class A2)
2,257,467 g,i Oceanview Mortgage Trust 2.500 05/25/51 1,781,135
Series - 2021 1 (Class A19)
3,000,000 g One Bryant Park Trust 2.516 09/15/54 2,470,962
Series - 2019 OBP (Class A)
20,445,000 g One Market Plaza Trust 3.614 02/10/32 19,779,391
Series - 2017 1MKT (Class A)
1,000,000 g RBS Commercial Funding, Inc Trust 3.511 03/11/31 982,094
Series - 2013 SMV (Class B)
14,899,850 g,i RCKT Mortgage Trust 2.500 02/25/52 11,755,940
Series - 2022 2 (Class A22)
2,900,803 g,i RCKT Mortgage Trust 3.500 06/25/52 2,423,493
Series - 2022 4 (Class A22)
343,360 g,i Sequoia Mortgage Trust 3.500 05/25/45 304,766
Series - 2015 2 (Class A1)
252,453 g,i Sequoia Mortgage Trust 3.500 02/25/47 224,929
Series - 2017 2 (Class A19)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 20,308 g,i Sequoia Mortgage Trust 3.500% 04/25/47 $ 17,881
Series - 2017 3 (Class A19)
850,154 g,i Sequoia Mortgage Trust 3.719 09/25/47 736,536
Series - 2017 6 (Class B1)
562,309 g,i Sequoia Mortgage Trust 3.500 03/25/48 508,617
Series - 2018 3 (Class A1)
57,805 g,i Sequoia Mortgage Trust 4.000 09/25/48 54,644
Series - 2018 7 (Class A19)
175,798 g,i Sequoia Mortgage Trust 4.000 06/25/49 169,521
Series - 2019 2 (Class A19)
1,472,576 g,i Sequoia Mortgage Trust 3.500 12/25/49 1,308,272
Series - 2019 5 (Class A19)
2,904,714 g,i Sequoia Mortgage Trust 3.000 04/25/50 2,348,322
Series - 2020 3 (Class A19)
3,920,606 g,i Sequoia Mortgage Trust 2.500 06/25/51 3,093,347
Series - 2021 4 (Class A19)
227,977 g,i Shellpoint Co-Originator Trust 3.500 04/25/47 202,361
Series - 2017 1 (Class A19)
11,415,000 g SLG Office Trust 2.851 07/15/41 8,109,564
Series - 2021 OVA (Class E)
2,411,476 g,i SMR Mortgage Trust 5.245 02/15/39 2,333,036
Series - 2022 IND (Class B)
3,955,000 g,i Structured Agency Credit Risk Debt Note (STACR) 4.381 10/25/33 3,773,095
Series - 2021 DNA3 (Class M2)
38,782 g,i STACR 3.763 02/25/48 37,202
Series - 2018 SPI1 (Class M2)
98,323 g,i STACR 3.840 05/25/48 94,338
Series - 2018 SPI2 (Class M2)
1,520,000 g,i STACR LIBOR 1 M + 2.500% 5.584 02/25/50 1,377,160
Series - 2020 DNA2 (Class B1)
2,250,000 UBS Commercial Mortgage Trust 4.334 10/15/51 2,119,178
Series - 2018 C13 (Class A4)
1,000,000 g,i UBS-Barclays Commercial Mortgage Trust 3.649 03/10/46 976,272
Series - 2013 C5 (Class B)
2,000,000 g,i UBS-Barclays Commercial Mortgage Trust 3.875 04/10/46 1,954,655
Series - 2013 C6 (Class B)
1,225,000 g,i Verus Securitization Trust 3.207 11/25/59 1,124,711
Series - 2019 4 (Class M1)
781,123 g Verus Securitization Trust 1.733 05/25/65 712,155
Series - 2020 5 (Class A3)
7,739,034 g,i Verus Securitization Trust 2.240 10/25/66 6,394,485
Series - 2021 7 (Class A3)
836,354 g VSE VOI Mortgage LLC 2.330 03/20/35 799,994
Series - 2017 A (Class A)
753,644 g VSE VOI Mortgage LLC 4.020 02/20/36 728,495
Series - 2018 A (Class C)
2,272,000 Wells Fargo Commercial Mortgage Trust 3.540 05/15/48 2,169,636
Series - 2015 C28 (Class A4)
2,100,000 i Wells Fargo Commercial Mortgage Trust 3.658 05/15/48 1,946,962
Series - 2015 NXS1 (Class B)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4.287 05/15/48 1,749,494
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3.637 06/15/48 334,733
Series - 2015 C29 (Class A4)
3,803,601 Wells Fargo Commercial Mortgage Trust 2.825 10/15/49 3,636,281
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3.635 03/15/50 359,126
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.757 03/15/50 1,819,916
Series - 2017 RB1 (Class AS)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,720,000 Wells Fargo Commercial Mortgage Trust 3.467% 04/15/50 $ 1,606,394
Series - 2015 LC20 (Class AS)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4.012 03/15/51 1,877,422
Series - 2018 C43 (Class A4)
1,200,000 g Wells Fargo Commercial Mortgage Trust 3.153 09/15/57 999,215
Series - 2015 NXS3 (Class D)
2,500,000 i Wells Fargo Commercial Mortgage Trust 3.972 09/15/57 2,355,980
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3.952 01/15/59 3,116,403
Series - 2016 C32 (Class AS)
2,500,000 i Wells Fargo Commercial Mortgage Trust 4.884 01/15/59 2,355,171
Series - 2016 C32 (Class B)
799,107 Wells Fargo Commercial Mortgage Trust 2.933 11/15/59 763,471
Series - 2016 C36 (Class ASB)
111,012 g,i Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 107,184
Series - 2019 2 (Class A17)
1,323,693 g,i Wells Fargo Mortgage Backed Securities Trust 3.490 09/25/49 1,175,273
Series - 2019 4 (Class A1)
563,183 g,i Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 462,319
Series - 2020 4 (Class A17)
12,018,204 g,i Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 9,482,329
Series - 2021 2 (Class A17)
5,388,151 g,i Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 4,347,689
Series - 2021 INV1 (Class A17)
4,713,249 g,i Wells Fargo Mortgage Backed Securities Trust 3.318 08/25/51 3,810,734
Series - 2021 INV1 (Class B1)
3,179,354 g,i Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 2,508,501
Series - 2022 2 (Class A18)
3,710,615 g,i Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 2,986,179
Series - 2022 INV1 (Class A18)
6,417,182 g,i Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 5,413,049
Series - 2022 INV1 (Class A17)
1,000,000 WFRBS Commercial Mortgage Trust 3.345 05/15/45 984,918
Series - 2013 C13 (Class AS)
3,292,052 i WFRBS Commercial Mortgage Trust 4.079 03/15/46 3,249,877
Series - 2013 UBS1 (Class A4)
1,664,000 i WFRBS Commercial Mortgage Trust 5.029 12/15/46 1,560,179
Series - 2013 C18 (Class C)
2,225,281 WFRBS Commercial Mortgage Trust 3.995 05/15/47 2,174,169
Series - 2014 C20 (Class A5)
222,100 g,i WinWater Mortgage Loan Trust 3.926 06/20/44 188,331
Series - 2014 1 (Class B4)
5,440,479 g,i Woodward Capital Management 3.000 05/25/52 4,378,316
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 872,674,194
TOTAL STRUCTURED ASSETS 1,441,284,537
(Cost $1,635,400,100)
TOTAL BONDS 8,713,902,130
(Cost $10,028,677,217)

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 0.0%
MATERIALS - 0.0%
363,958 * Petra Diamonds Ltd $ 428,920
TOTAL MATERIALS 428,920
TOTAL COMMON STOCKS 428,920
(Cost $342,121)
PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIALS - 0.1%
208,700 e Morgan Stanley 5,246,718
17,753 Morgan Stanley 445,245
200,000 Morgan Stanley 4,944,000
TOTAL DIVERSIFIED FINANCIALS 10,635,963
TOTAL PREFERRED STOCKS 10,635,963
(Cost $11,376,714)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.8%
GOVERNMENT AGENCY DEBT - 1.0%
$ 12,500,000 Federal Home Loan Bank (FHLB) 0.000% 10/21/22 12,481,091
10,000,000 FHLB 0 .000 11/01/22 9,974,658
10,000,000 FHLB 0.000 11/07/22 9,969,423
12,500,000 FHLB 0.000 12/21/22 12,406,780
20,000,000 FHLB 0.000 12/28/22 19,837,685
15,000,000 FHLB 0.000 02/27/23 14,773,294
10,000,000 Tennessee Valley Authority (TVA) 0.000 10/05/22 9,998,342
TOTAL GOVERNMENT AGENCY DEBT 89,441,273
REPURCHASE AGREEMENT - 2.9%
263,610,000 r Fixed Income Clearing Corp (FICC) 2.960 10/03/22 263,610,000
TOTAL REPURCHASE AGREEMENT 263,610,000
TREASURY DEBT - 0.1%
1,975,000 United States Treasury Bill 0.000 12/22/22 1,960,964
1,700,000 United States Treasury Bill 0.000 09/07/23 1,638,688
TOTAL TREASURY DEBT 3,599,652
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
72,742,537 c State Street Navigator Securities Lending Government
Money Market Portfolio
3.070 72,742,537
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 72,742,537
TOTAL SHORT-TERM INVESTMENTS 429,393,462
(Cost $429,552,399)
TOTAL INVESTMENTS - 102.1% 9,256,191,910
(Cost $10,579,350,711)
OTHER ASSETS & LIABILITIES, NET - (2.1)% (186,861,083)
NET ASSETS - 100.0% $ 9,069,330,827

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
Principal denominated in U.S. Dollars, unless otherwise noted.
CNY Chinese Yuan
DOP Dominican Republic Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $74,296,898.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
l
All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 2.960% dated 9/30/22 to be repurchased at $263,610,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $268,882,269.
Centrally cleared credit default swap contracts outstanding as of September 30, 2022 were as follows:
PURCHASED
Reference
entity
Terms of
payments to
be paid
Terms of
payments to
be received Counterparty
Fixed rate
payment
frequency
Maturity
date
Notional
amount * Value
Premiums
paid
(received)
Unrealized
appreciation
(depreciation)
CDX-NAHYS38V2-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 06/20/27 $140,580,000 $(2,967,384) $(3,789,063) $821,679
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
SOLD
Reference
entity
Terms of
payments to
be paid
Terms of
payments to
be received Counterparty
Fixed rate
payment
frequency
Maturity
date
Notional
amount * Value
Premiums
paid
(received)
Unrealized
appreciation
(depreciation)
CDX-NAHYS38V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/27 $22,000,000 $464,378 $66,504 $397,874
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 15,000,000 316,622 119,727 196,895
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 25,000,000 527,704 506,561 21,143
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 20,000,000 422,163 (73,433) 495,596

Portfolio of investments
(unaudited)
Core Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
concluded
SOLD
Reference
entity
Terms of
payments to
be paid
Terms of
payments to
be received Counterparty
Fixed rate
payment
frequency
Maturity
date
Notional
amount* Value
Premiums
paid
(received)
Unrealized
appreciation
(depreciation)
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 19,800,000 417,941 (283,548) 701,489
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 20,000,000 422,163 286,781 135,382
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 20,000,000 422,163 166,280 255,883
CDX-NAHYS39V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/27 142,000,000 5,610,642 6,411,858 (801,216)
Total $8,603,776 $7,200,730 $ 1,403,046
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Core Impact Bond Fund September 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.6%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
$ 15,800,000 i LTR Intermediate Holdings, Inc LIBOR 4 M + 4.500% 8 .174% 05/05/28 $ 14,457,000
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,457,000
UTILITIES - 0 .4%
7,103,052 i Exgen Renewables IV LLC LIBOR 4 M + 2.500% 5 .570 12/15/27 6,972,533
16,398,900 i TerraForm Power Operating LLC SOFR 4M + 2.750% 6 .403 05/21/29 16,265,659
TOTAL UTILITIES 23,238,192
TOTAL BANK LOAN OBLIGATIONS 37,695,192
(Cost $38,906,602)
BONDS - 97.4%
CORPORATE BONDS - 32 .0%
AUTOMOBILES & COMPONENTS - 0 .7%
9,000,000 Aptiv plc 2 .396 02/18/25 8,398,339
9,525,000 Ford Motor Co 3 .250 02/12/32 6,861,143
10,000,000 General Motors Co 5 .600 10/15/32 8,926,471
13,025,000 g Hyundai Capital Services, Inc 1 .250 02/08/26 11,321,237
11,025,000 Magna International, Inc 2 .450 06/15/30 8,927,768
TOTAL AUTOMOBILES & COMPONENTS 44,434,958
BANKS - 5 .4%
15,000,000 g ABN AMRO Bank NV 2 .470 12/13/29 11,890,041
10,575,000 g Bank Hapoalim BM 3 .255 01/21/32 8,776,806
11,986,000 Bank of America Corp 0 .981 09/25/25 10,905,263
10,000,000 Bank of America Corp 2 .456 10/22/25 9,362,839
15,000,000 i Bank of America Corp SOFR + 0.970% 3 .443 07/22/27 14,514,675
12,500,000 Bank of America Corp 2 .087 06/14/29 10,157,932
5,000,000 Bank of America Corp 2 .687 04/22/32 3,903,672
10,000,000 Bank of Montreal 3 .803 12/15/32 8,671,282
3,250,000 g BNP Paribas S.A. 1 .904 09/30/28 2,622,499
15,300,000 g BNP Paribas S.A. 2 .871 04/19/32 11,568,330
6,250,000 Citigroup, Inc 0 .776 10/30/24 5,935,371
3,125,000 i Citigroup, Inc SOFR + 0.694% 3 .141 01/25/26 3,046,145
10,000,000 HSBC Holdings plc 5 .210 08/11/28 9,348,724
13,750,000 HSBC Holdings plc 2 .206 08/17/29 10,639,268
6,575,000 HSBC Holdings plc 5 .402 08/11/33 5,846,447
10,000,000 g ING Groep NV 1 .400 07/01/26 8,829,847
8,300,000 ING Groep NV 4 .017 03/28/28 7,536,184
10,000,000 ING Groep NV 2 .727 04/01/32 7,612,662
5,375,000 ING Groep NV 4 .252 03/28/33 4,556,016
6,250,000 g Intesa Sanpaolo S.p.A 3 .250 09/23/24 5,884,322
7,200,000 g Intesa Sanpaolo S.p.A 4 .000 09/23/29 5,955,254
6,000,000 g Intesa Sanpaolo S.p.A 4 .950 06/01/42 3,562,898
5,000,000 JPMorgan Chase & Co 1 .040 02/04/27 4,248,677
10,990,000 JPMorgan Chase & Co 3 .650 N/A‡ 8,899,830
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,675,456
5,725,000 Lloyds Banking Group plc 3 .870 07/09/25 5,520,111
9,500,000 g National Australia Bank Ltd 2 .332 08/21/30 7,073,576
12,150,000 National Bank of Canada 0 .550 11/15/24 11,501,972
5,485,000 NatWest Group plc 2 .359 05/22/24 5,356,147
6,425,000 Santander Holdings USA, Inc 5 .807 09/09/26 6,279,713
11,225,000 g Shinhan Financial Group Co Ltd 3 .340 02/05/30 10,500,202
8,883,000 SVB Financial Group 2 .100 05/15/28 7,196,862
7,569,000 SVB Financial Group 3 .125 06/05/30 6,097,149

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 10,100,000 SVB Financial Group 1 .800% 02/02/31 $ 7,228,345
9,000,000 g UBS Group AG. 1 .494 08/10/27 7,560,707
10,000,000 g UBS Group AG. 2 .746 02/11/33 7,429,298
6,875,000 g UBS Group AG. 3 .179 02/11/43 4,427,587
15,000,000 g UniCredit S.p.A 2 .569 09/22/26 12,852,390
3,600,000 g UniCredit S.p.A 5 .459 06/30/35 2,676,743
11,570,000 g United Overseas Bank Ltd 2 .000 10/14/31 9,950,345
5,800,000 g USAA Capital Corp 1 .500 05/01/23 5,708,484
11,135,000 g USAA Capital Corp 2 .125 05/01/30 8,941,903
10,000,000 Wells Fargo & Co 4 .540 08/15/26 9,674,054
TOTAL BANKS 322,926,028
CAPITAL GOODS - 0 .8%
3,053,000 e CNH Industrial NV 3 .850 11/15/27 2,785,656
4,925,000 Johnson Controls International plc 1 .750 09/15/30 3,809,361
10,000,000 Otis Worldwide Corp 3 .112 02/15/40 7,058,309
6,275,000 g,i Siemens Financieringsmaatschappij NV SOFR + 0.430% 3 .296 03/11/24 6,251,525
12,500,000 g Siemens Financieringsmaatschappij NV 1 .200 03/11/26 10,902,946
10,500,000 g Triton Container International Ltd 1 .150 06/07/24 9,563,097
3,500,000 g Triton Container International Ltd 3 .150 06/15/31 2,563,405
3,575,000 Xylem, Inc 2 .250 01/30/31 2,858,324
TOTAL CAPITAL GOODS 45,792,623
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
7,500,000 Mather Foundation 2 .675 10/01/31 6,145,092
15,760,000 Rockefeller Foundation 2 .492 10/01/50 9,855,367
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,000,459
CONSUMER DURABLES & APPAREL - 0 .1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,044,196
TOTAL CONSUMER DURABLES & APPAREL 4,044,196
CONSUMER SERVICES - 1 .5%
2,800,000 Bush Foundation 2 .754 10/01/50 1,816,007
10,750,000 Conservation Fund 3 .474 12/15/29 9,193,840
4,040,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 3,794,831
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,269,255
10,000,000 Low Income Investment Fund 3 .711 07/01/29 9,210,508
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 9,521,218
7,850,000 i Nature Conservancy LIBOR 3 M + 1.080% 3 .862 02/01/24 7,835,886
10,231,000 Nature Conservancy 3 .957 03/01/52 8,326,724
4,100,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 3,492,671
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 8,923,240
60,000 Salvation Army 5 .637 09/01/26 60,263
5,000,000 Salvation Army 4 .528 09/01/48 4,407,223
6,850,000 Starbucks Corp 2 .450 06/15/26 6,281,203
11,440,000 Wisconsin Alumni Research Foundation 3 .564 10/01/49 8,381,762
5,000,000 YMCA of Greater New York 5 .021 08/01/38 4,627,919
1,500,000 YMCA of Greater New York 5 .151 08/01/48 1,303,863
TOTAL CONSUMER SERVICES 91,446,413
DIVERSIFIED FINANCIALS - 4 .0%
9,400,000 i AerCap Ireland Capital DAC SOFR + 0.680% 3 .651 09/29/23 9,200,054
10,800,000 AerCap Ireland Capital DAC 1 .750 01/30/26 9,236,095
10,500,000 AerCap Ireland Capital DAC 3 .000 10/29/28 8,420,639
12,900,000 American Express Co 4 .050 05/03/29 11,872,611
11,900,000 g BPCE S.A. 1 .652 10/06/26 10,334,767
10,000,000 g BPCE S.A. 2 .045 10/19/27 8,419,467
15,875,000 g BPCE S.A. 3 .116 10/19/32 11,357,183

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 11,645,000 Community Preservation Corp 2 .867% 02/01/30 $ 9,456,390
2,565,000 g Cooperatieve Rabobank UA 1 .004 09/24/26 2,230,124
15,975,000 Credit Suisse AG. 5 .000 07/09/27 14,730,840
5,000,000 g Credit Suisse Group AG. 1 .305 02/02/27 4,058,600
4,325,000 g Credit Suisse Group AG. 6 .442 08/11/28 4,022,030
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,337,983
10,000,000 Ford Foundation 2 .815 06/01/70 5,944,556
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 8,922,012
14,500,000 Morgan Stanley 0 .791 01/22/25 13,582,985
11,950,000 Morgan Stanley 0 .985 12/10/26 10,304,335
1,475,000 Morgan Stanley 1 .512 07/20/27 1,256,237
14,150,000 Morgan Stanley 2 .484 09/16/36 10,140,295
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 5,947,623
11,600,000 g,i NatWest Markets plc SOFR + 0.530% 3 .179 08/12/24 11,359,077
5,000,000 g NongHyup Bank 1 .250 07/20/25 4,493,957
2,000,000 Reinvestment Fund, Inc 3 .166 11/01/23 1,947,707
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,927,138
2,500,000 Reinvestment Fund, Inc 3 .366 11/01/24 2,398,447
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,711,172
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,654,105
2,575,000 g Societe Generale S.A. 2 .889 06/09/32 1,881,034
3,150,000 g Starwood Property Trust, Inc 4 .375 01/15/27 2,685,328
8,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 7,102,893
3,000,000 Unilever Capital Corp 0 .626 08/12/24 2,785,386
5,528,000 Unilever Capital Corp 2 .125 09/06/29 4,596,988
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,696,347
9,425,000 Unilever Capital Corp 2 .625 08/12/51 6,080,366
3,450,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 3,258,041
5,425,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 5,152,442
1,925,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 1,886,011
TOTAL DIVERSIFIED FINANCIALS 237,391,265
ENERGY - 1 .7%
7,500,000 g Aker BP ASA 2 .875 01/15/26 6,811,208
10,000,000 g Aker BP ASA 4 .000 01/15/31 8,486,020
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,132,419
2,650,000 Cenovus Energy, Inc 2 .650 01/15/32 2,042,326
6,375,000 EQT Corp 6 .125 02/01/25 6,383,160
2,000,000 Equinor ASA 3 .700 03/01/24 1,970,810
7,725,000 Equinor ASA 2 .375 05/22/30 6,415,515
3,000,000 Equinor ASA 3 .950 05/15/43 2,440,732
9,110,000 Equinor ASA 3 .250 11/18/49 6,529,674
1,925,000 ONEOK, Inc 4 .000 07/13/27 1,766,430
7,246,000 ONEOK, Inc 3 .400 09/01/29 6,078,420
13,500,000 ONEOK, Inc 3 .100 03/15/30 10,970,055
3,350,000 ONEOK, Inc 4 .950 07/13/47 2,577,967
6,100,000 ONEOK, Inc 4 .450 09/01/49 4,368,261
11,700,000 g Santos Finance Ltd 3 .649 04/29/31 9,092,268
4,350,000 e,g Sunnova Energy Corp 5 .875 09/01/26 3,886,910
12,850,000 Total Capital International S.A. 2 .986 06/29/41 9,159,771
11,550,000 Total Capital International S.A. 3 .127 05/29/50 7,975,738
TOTAL ENERGY 103,087,684
FOOD & STAPLES RETAILING - 0 .4%
11,225,000 SYSCO Corp 2 .400 02/15/30 9,135,264
18,025,000 Walmart, Inc 1 .800 09/22/31 14,320,307
TOTAL FOOD & STAPLES RETAILING 23,455,571
FOOD, BEVERAGE & TOBACCO - 0 .5%
8,500,000 g NBM US Holdings, Inc 6 .625 08/06/29 7,755,200

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 10,000,000 PepsiCo, Inc 3 .900% 07/18/32 $ 9,243,868
20,310,000 PepsiCo, Inc 2 .875 10/15/49 14,228,617
TOTAL FOOD, BEVERAGE & TOBACCO 31,227,685
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,630,970
10,385,000 Stanford Health Care 3 .027 08/15/51 6,871,678
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,502,648
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,745,306
12,125,000 Procter & Gamble Co 1 .200 10/29/30 9,357,267
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,102,573
INSURANCE - 1 .0%
7,703,000 g AIA Group Ltd 3 .375 04/07/30 6,840,879
5,275,000 g Empower Finance 2020 LP 1 .357 09/17/27 4,332,951
4,950,000 g Empower Finance 2020 LP 1 .776 03/17/31 3,669,221
9,735,000 First American Financial Corp 2 .400 08/15/31 6,954,294
7,725,000 g Five Corners Funding Trust 4 .419 11/15/23 7,652,596
12,075,000 g Five Corners Funding Trust II 2 .850 05/15/30 9,939,083
4,100,000 g Great-West Lifeco US Finance 2020 LP 0 .904 08/12/25 3,603,667
5,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 4,901,520
5,000,000 Progressive Corp 3 .700 01/26/45 3,796,191
5,915,000 Reinsurance Group of America, Inc 3 .150 06/15/30 4,926,046
6,674,000 g Swiss Re Treasury US Corp 4 .250 12/06/42 5,658,398
TOTAL INSURANCE 62,274,846
MATERIALS - 1 .1%
6,550,000 g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 5,371,000
550,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 388,363
10,250,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 8,807,313
1,434,000 International Paper Co 4 .800 06/15/44 1,193,112
3,750,000 e,g Inversiones CMPC S.A. 4 .375 04/04/27 3,393,750
2,795,000 g LG Chem Ltd 4 .375 07/14/25 2,729,737
5,940,000 g LG Chem Ltd 3 .625 04/15/29 5,360,860
5,925,000 LYB International Finance III LLC 3 .375 10/01/40 4,060,593
5,000,000 Newmont Corp 2 .250 10/01/30 3,867,748
9,875,000 PPG Industries, Inc 1 .200 03/15/26 8,618,115
3,500,000 Sonoco Products Co 1 .800 02/01/25 3,242,533
5,525,000 Sonoco Products Co 2 .250 02/01/27 4,893,167
8,750,000 Sonoco Products Co 2 .850 02/01/32 6,932,951
10,000,000 Teck Resources Ltd 3 .900 07/15/30 8,506,616
TOTAL MATERIALS 67,365,858
MEDIA & ENTERTAINMENT - 0 .4%
10,000,000 Alphabet, Inc 1 .100 08/15/30 7,731,432
4,625,000 Paramount Global 6 .375 03/30/62 3,995,531
9,100,000 g RGA Global Funding 2 .700 01/18/29 7,617,943
4,070,000 Tote Shipholdings LLC 3 .400 10/16/40 3,642,950
2,620,000 Tote Shipholdings LLC 3 .450 01/22/41 2,346,571
TOTAL MEDIA & ENTERTAINMENT 25,334,427
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
4,800,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,203,895
10,000,000 Bristol-Myers Squibb Co 3 .550 03/15/42 7,823,345
11,825,000 Bristol-Myers Squibb Co 3 .700 03/15/52 9,051,324
5,350,000 Gilead Sciences, Inc 2 .600 10/01/40 3,532,893
14,150,000 e Gilead Sciences, Inc 2 .800 10/01/50 8,738,559

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 12,550,000 Merck & Co, Inc 2 .150% 12/10/31 $ 10,121,984
8,800,000 Merck & Co, Inc 2 .750 12/10/51 5,731,319
7,000,000 PerkinElmer, Inc 2 .250 09/15/31 5,263,679
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,214,261
14,681,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 11,605,115
8,500,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 5,638,894
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 74,925,268
REAL ESTATE - 1 .3%
1,975,000 Brandywine Operating Partnership LP 3 .950 02/15/23 1,965,054
6,225,000 Brandywine Operating Partnership LP 3 .950 11/15/27 5,478,600
5,975,000 Corporate Office Properties LP 2 .750 04/15/31 4,392,703
6,600,000 Duke Realty LP 2 .875 11/15/29 5,620,331
8,800,000 Federal Realty Investment Trust 1 .250 02/15/26 7,743,566
10,000,000 g HAT Holdings I LLC 3 .375 06/15/26 8,025,000
7,600,000 g HAT Holdings I LLC 3 .750 09/15/30 5,526,720
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 2,862,282
4,725,000 Kilroy Realty LP 3 .450 12/15/24 4,526,053
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,298,473
5,442,000 Piedmont Operating Partnership LP 3 .400 06/01/23 5,383,272
9,157,000 Regency Centers LP 3 .750 06/15/24 8,877,148
6,090,000 g Scentre Group Trust 2 5 .125 09/24/80 4,957,686
7,310,000 UDR, Inc 1 .900 03/15/33 5,066,327
TOTAL REAL ESTATE 76,723,215
RETAILING - 0 .1%
2,800,000 Advance Auto Parts, Inc 1 .750 10/01/27 2,309,296
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,518,984
TOTAL RETAILING 5,828,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .3%
10,050,000 Intel Corp 4 .150 08/05/32 9,151,940
8,158,000 NXP BV 3 .400 05/01/30 6,798,782
2,850,000 g SK Hynix, Inc 2 .375 01/19/31 2,107,322
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 18,058,044
SOFTWARE & SERVICES - 0 .6%
3,250,000 Autodesk, Inc 2 .400 12/15/31 2,527,870
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,128,859
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 9,900,111
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,161,985
10,000,000 Visa, Inc 1 .100 02/15/31 7,482,746
TOTAL SOFTWARE & SERVICES 34,201,571
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .2%
3,839,000 Apple, Inc 2 .850 02/23/23 3,821,966
5,750,000 Apple, Inc 3 .000 06/20/27 5,402,652
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,224,618
TELECOMMUNICATION SERVICES - 0 .7%
9,000,000 i Verizon Communications, Inc SOFR + 0.790% 3 .717 03/20/26 8,826,494
14,225,000 Verizon Communications, Inc 2 .550 03/21/31 11,357,640
22,950,000 Verizon Communications, Inc 3 .400 03/22/41 16,756,938
5,000,000 Vodafone Group plc 4 .125 06/04/81 3,462,500
TOTAL TELECOMMUNICATION SERVICES 40,403,572
TRANSPORTATION - 0 .2%
6,950,000 Canadian Pacific Railway Co 2 .450 12/02/31 5,559,396

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 5,650,000 Canadian Pacific Railway Co 3 .000% 12/02/41 $ 4,001,528
TOTAL TRANSPORTATION 9,560,924
UTILITIES - 9 .2%
12,450,000 AES Corp 2 .450 01/15/31 9,524,328
8,750,000 g AES Gener S.A. 6 .350 10/07/79 7,526,881
8,500,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 6,942,545
12,350,000 Ameren Illinois Co 2 .900 06/15/51 7,954,088
3,605,000 Arizona Public Service Co 3 .750 05/15/46 2,591,238
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,646,198
5,420,000 g Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 4,563,232
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,197,904
8,884,000 Avangrid, Inc 3 .200 04/15/25 8,401,268
7,500,000 Avangrid, Inc 3 .800 06/01/29 6,664,669
5,025,000 Avista Corp 4 .350 06/01/48 4,234,812
5,025,000 g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 4,155,144
7,050,000 g Brooklyn Union Gas Co 4 .632 08/05/27 6,635,440
10,000,000 g Brooklyn Union Gas Co 4 .866 08/05/32 9,154,875
10,000,000 g Brooklyn Union Gas Co 4 .487 03/04/49 7,514,676
9,850,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,036,143
7,350,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 5,269,344
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,577,250
8,850,000 g Colbun S.A. 3 .150 01/19/32 6,761,632
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 9,121,889
6,475,000 g Consorcio Transmantaro SA 4 .700 04/16/34 5,585,193
9,350,000 Consumers Energy Co 2 .500 05/01/60 5,156,795
5,448,359 g Continental Wind LLC 6 .000 02/28/33 5,474,749
4,876,200 g Continuum Energy Levanter Pte Ltd 4 .500 02/09/27 3,934,265
7,115,000 Dominion Energy, Inc 3 .600 03/15/27 6,643,662
8,325,000 Dominion Energy, Inc 4 .350 N/A‡ 7,062,585
4,850,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 4,651,068
11,725,000 DTE Electric Co 1 .900 04/01/28 9,976,863
9,025,000 DTE Electric Co 3 .250 04/01/51 6,329,239
12,000,000 DTE Energy Co 2 .850 10/01/26 10,934,467
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,451,984
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 906,697
3,350,000 g East Ohio Gas Co 1 .300 06/15/25 3,008,011
8,850,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 8,395,259
7,059,000 g Electricite de France S.A. 3 .625 10/13/25 6,780,520
8,500,000 Essential Utilities, Inc 2 .704 04/15/30 6,957,294
7,800,000 Essential Utilities, Inc 3 .351 04/15/50 5,127,877
4,250,000 Evergy, Inc 2 .550 07/01/26 3,890,723
8,882,000 Georgia Power Co 3 .250 04/01/26 8,324,112
250,000 Georgia Power Co 3 .250 03/15/51 164,875
8,700,000 Georgia Power Co 5 .125 05/15/52 7,842,563
8,096,850 g India Cleantech Energy 4 .700 08/10/26 6,133,347
9,700,000 Interstate Power & Light Co 3 .500 09/30/49 6,915,205
7,445,000 g Korea Electric Power Corp 1 .125 06/15/25 6,707,553
7,925,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 7,859,064
14,750,000 g Liberty Utilities Finance GP 2 .050 09/15/30 11,162,205
2,498,000 g Massachusetts Electric Co 1 .729 11/24/30 1,848,727
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,368,928
12,626,000 National Fuel Gas Co 5 .500 01/15/26 12,399,641
200,000 National Fuel Gas Co 3 .950 09/15/27 178,719
3,400,000 National Fuel Gas Co 4 .750 09/01/28 3,135,015
11,274,000 National Fuel Gas Co 2 .950 03/01/31 8,799,463
11,250,000 g New York State Electric & Gas Corp 2 .150 10/01/31 8,713,387
20,500,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 15,821,538
750,000 g Niagara Mohawk Power Corp 4 .278 10/01/34 642,726
8,400,000 g Niagara Mohawk Power Corp 5 .783 09/16/52 7,950,631

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 9,700,000 NiSource, Inc 5 .000% 06/15/52 $ 8,465,878
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,096,969
4,408,000 NorthWestern Corp 4 .176 11/15/44 3,499,175
10,750,000 PacifiCorp 2 .900 06/15/52 6,878,686
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,690,940
3,625,000 Public Service Co of Colorado 3 .200 03/01/50 2,541,507
2,975,000 Public Service Co of New Hampshire 3 .600 07/01/49 2,251,016
6,150,000 Public Service Electric & Gas Co 3 .200 08/01/49 4,282,314
7,500,000 San Diego Gas & Electric Co 4 .150 05/15/48 6,001,288
13,988,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,086,680
3,280,000 SCE Recovery Funding LLC 1 .977 11/15/28 2,976,643
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,499,841
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,937,507
5,000,000 Sempra Energy 4 .875 N/A‡ 4,650,000
6,250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,066,269
2,349,042 g Solar Star Funding LLC 3 .950 06/30/35 2,171,727
4,703,298 g Solar Star Funding LLC 5 .375 06/30/35 4,675,504
750,000 Southern California Edison Co 2 .750 02/01/32 594,053
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,362,417
13,788,000 Southern Power Co 4 .150 12/01/25 13,306,860
14,825,000 Southwestern Electric Power Co 3 .250 11/01/51 9,420,432
2,875,000 Southwestern Public Service Co 3 .750 06/15/49 2,172,385
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 12,641,060
4,771,660 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,330,282
15,643,058 g Sweihan PV Power Co PJSC 3 .625 01/31/49 12,322,407
5,000,000 g TerraForm Power Operating LLC 5 .000 01/31/28 4,405,150
7,275,636 g Topaz Solar Farms LLC 4 .875 09/30/39 6,329,803
775,359 g Topaz Solar Farms LLC 5 .750 09/30/39 713,354
8,305,191 g UEP Penonome II S.A. 6 .500 10/01/38 7,142,464
15,000,000 Union Electric Co 2 .150 03/15/32 11,584,046
16,400,000 Union Electric Co 2 .625 03/15/51 10,084,168
3,625,000 g Vistra Corp 7 .000 N/A‡ 3,164,661
10,975,000 Wisconsin Electric Power Co 4 .750 09/30/32 10,576,786
11,875,000 Wisconsin Power and Light Co 3 .950 09/01/32 10,730,135
TOTAL UTILITIES 555,360,913
TOTAL CORPORATE BONDS 1,921,673,639
(Cost $2,338,803,014)
GOVERNMENT BONDS - 52 .3%
AGENCY SECURITIES - 4 .3%
1,512,000 Canal Barge Co, Inc 4 .500 11/12/34 1,448,898
13,014,095 Crowley Conro LLC 4 .181 08/15/43 12,167,396
409,421 Ethiopian Leasing LLC 2 .566 08/14/26 382,705
230,200 Excalibur One 77B LLC 1 .492 01/01/25 222,356
23,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 22,488,866
18,700,000 FHLMC 0 .250 08/24/23 18,051,238
13,600,000 FHLMC 0 .250 09/08/23 13,093,692
22,692,000 FHLMC 0 .250 12/04/23 21,650,691
14,000,000 FHLMC 1 .500 02/12/25 13,120,300
17,500,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 16,976,303
8,600,000 FNMA 0 .625 04/22/25 7,836,970
16,800,000 FNMA 0 .875 08/05/30 13,139,999
7,909,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 7,605,108
4,292,550 HNA LLC 2 .369 09/18/27 4,016,913
415,500 i Housing and Urban Development Corp Ltd LIBOR 6 M + 0.035% 3 .872 09/15/30 412,213
555,554 i Jupiter Aircraft Leasing LLC LIBOR 3 M + 0.240% 3 .217 08/19/23 554,544
555,551 i Jupiter Aircraft Leasing LLC LIBOR 3 M + 0.240% 3 .842 09/22/23 554,129
862,830 Overseas Private Investment Corp (OPIC) 2 .040 12/15/26 832,793
3,951,156 OPIC 3 .220 09/15/29 3,750,947

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 5,038,383 OPIC 1 .790% 10/15/29 $ 4,540,473
12,595,959 OPIC 2 .360 10/15/29 11,594,688
875,200 OPIC 4 .140 05/15/30 860,731
789,650 OPIC 3 .330 05/15/33 746,297
9,072,431 OPIC 3 .430 06/01/33 8,487,976
5,592,180 OPIC 2 .040 06/15/35 4,794,330
9,607,049 OPIC 2 .290 07/15/38 8,082,425
5,283,877 OPIC 2 .450 07/15/38 4,501,303
1,926,000 Private Export Funding Corp (PEFCO) 3 .550 01/15/24 1,907,990
1,765,000 PEFCO 3 .250 06/15/25 1,699,247
12,357,286 Thirax   LLC 0 .968 01/14/33 10,165,707
3,854,506 Thirax 2 LLC 2 .320 01/22/34 3,343,390
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,533,779
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 872,833
1,553,502 United States International Development Finance Corp 1 .050 10/15/29 1,361,377
4,131,031 United States International Development Finance Corp 1 .670 07/15/38 3,308,806
2,500,000 US Department of Housing and Urban Development
(HUD)
2 .618 08/01/23 2,473,695
2,000,000 HUD 2 .800 08/01/23 1,981,855
371,000 HUD 2 .910 08/01/23 367,966
2,257,000 HUD 2 .960 08/01/24 2,206,914
3,726,000 HUD 2 .870 08/01/27 3,461,274
420,000 HUD 5 .380 08/01/27 421,544
4,675,000 HUD 2 .985 08/01/28 4,346,253
1,931,000 HUD 3 .185 08/01/29 1,806,065
1,750,000 HUD 3 .585 08/01/37 1,507,951
833,333 VCM Lease S.A. 2 .516 09/28/27 783,257
4,262,000 Vessel Management Services, Inc 3 .432 08/15/36 3,837,499
7,970,000 Vessel Management Services, Inc 3 .477 01/16/37 7,197,063
3,397,912 i Washington Aircraft 2 Co Ltd LIBOR 3 M + 0.430% 4 .071 06/26/24 3,391,602
TOTAL AGENCY SECURITIES 259,890,351
FOREIGN GOVERNMENT BONDS - 7 .5%
12,750,000 African Development Bank 0 .750 04/03/23 12,539,625
11,850,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 10,478,470
1,000,000 Asian Development Bank 2 .125 03/19/25 946,193
9,732,000 Asian Development Bank 1 .750 08/14/26 8,823,967
16,194,000 Asian Development Bank 3 .125 09/26/28 15,202,583
12,500,000 Asian Development Bank 1 .500 03/04/31 10,261,521
EUR 7,925,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 5,623,589
7,500,000 g BNG Bank NV 2 .625 02/27/24 7,316,915
CLP 9,475,000,000 g Bonos de la Tesoreria de la Republica en pesos 2 .300 10/01/28 7,601,456
8,500,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 7,533,040
4,750,000 g Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,814,060
5,000,000 g Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,200,400
19,600,000 e Canada Government International Bond 2 .875 04/28/25 18,894,792
7,000,000 g CDP Financial, Inc 1 .000 05/26/26 6,172,234
10,050,000 Chile Government International Bond 3 .100 05/07/41 6,809,425
9,500,000 Chile Government International Bond 3 .500 01/25/50 6,452,927
6,625,000 Council Of Europe Development Bank 3 .000 06/16/25 6,395,495
12,500,000 g Development Bank of Japan, Inc 0 .500 03/04/24 11,808,583
15,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 14,226,258
1,000,000 European Bank for Reconstruction & Development 1 .500 02/13/25 935,994
1,250,000 European Investment Bank 2 .375 05/24/27 1,155,438
3,725,000 European Investment Bank 0 .625 10/21/27 3,126,719
3,750,000 European Investment Bank 3 .250 11/15/27 3,589,391
10,500,000 European Investment Bank 1 .625 10/09/29 8,950,095
10,279,000 European Investment Bank 0 .750 09/23/30 7,991,386
9,300,000 g European Stability Mechanism 1 .375 09/11/24 8,790,048
10,875,000 Export Development Canada 3 .375 08/26/25 10,563,105

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,500,000 Inter-American Development Bank 1 .125% 01/13/31 $ 1,992,451
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,152,868
3,215,000 i International Bank for Reconstruction & Development 3 .287 06/17/24 3,228,016
14,000,000 International Bank for Reconstruction & Development 0 .625 04/22/25 12,743,999
4,750,000 International Bank for Reconstruction & Development 3 .125 11/20/25 4,579,760
20,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 17,878,200
3,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 2,462,679
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,374,057
10,450,000 g International Development Association 2 .750 04/24/23 10,362,429
6,905,000 International Finance Corp 2 .000 10/24/22 6,900,364
110,000 i International Finance Corp LIBOR 3 M + 0.070% 3 .363 12/15/22 109,939
7,375,000 International Finance Corp 0 .500 03/20/23 7,256,263
3,250,000 e International Finance Corp 2 .125 04/07/26 3,013,920
3,350,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 3,315,864
8,750,000 e Japan International Cooperation Agency 1 .750 04/28/31 7,116,760
6,000,000 g Kommunalbanken AS. 2 .125 02/11/25 5,705,404
9,200,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 3 .612 02/12/24 9,314,361
11,750,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 11,089,877
9,537,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 8,381,429
3,586,000 e Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 2,787,404
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,413,594
6,000,000 g Nederlandse Waterschapsbank NV 3 .125 12/05/22 5,994,614
10,000,000 g Nederlandse Waterschapsbank NV 1 .750 01/15/25 9,436,840
7,750,000 g Nederlandse Waterschapsbank NV 2 .375 03/24/26 7,240,005
2,500,000 North American Development Bank 2 .400 10/26/22 2,498,200
11,250,000 g OMERS Finance Trust 3 .500 04/19/32 10,227,214
8,000,000 g OMERS Finance Trust 4 .000 04/19/52 6,684,298
6,000,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 5,974,009
5,900,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 5,835,336
10,690,000 Peruvian Government International Bond 3 .000 01/15/34 8,026,660
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,677,307
15,000,000 e Province of Quebec Canada 1 .900 04/21/31 12,418,500
10,000,000 Republic of Italy Government International Bond 2 .875 10/17/29 8,165,336
10,750,000 e Republic of Italy Government International Bond 4 .000 10/17/49 7,638,076
4,250,000 Seychelles International Bond 6 .500 10/11/28 3,530,815
TOTAL FOREIGN GOVERNMENT BONDS 449,730,557
MORTGAGE BACKED - 16 .1%
5,100,000 g,i Connecticut Avenue Securities Trust 4 .181 12/25/41 4,656,853
3,000,000 g,i Connecticut Avenue Securities Trust 6 .781 01/25/42 2,695,007
6,340,000 g,i Connecticut Avenue Securities Trust 5 .381 03/25/42 5,953,987
11,580,000 g,i Connecticut Avenue Securities Trust 6 .131 05/25/42 10,995,059
6,275,000 g,i Connecticut Avenue Securities Trust 6 .955 06/25/42 6,224,012
89,501 Federal Home Loan Mortgage Corp (FHLMC) 4 .000 06/01/42 85,035
509,301 i FHLMC LIBOR 1 M + 5.920% 3 .102 03/15/44 45,828
4,818,431 FHLMC 4 .000 10/01/47 4,566,468
17,027,872 FHLMC 4 .000 06/01/48 16,108,944
809,943 i FHLMC LIBOR 1 M + 9.920% 5 .412 06/15/48 755,833
4,438,323 FHLMC 4 .000 07/01/48 4,195,250
713,356 i FHLMC LIBOR 1 M + 9.840% 5 .332 10/15/48 649,256
3,991,720 FHLMC 4 .000 09/01/49 3,770,470
2,354,835 FHLMC 3 .000 11/01/49 2,085,410
8,795,140 FHLMC 2 .000 09/25/50 1,036,462
15,221,663 FHLMC 2 .500 02/25/51 2,439,419
9,125,639 FHLMC 3 .000 11/01/51 8,085,393
420,728 FHLMC 3 .000 11/01/51 370,188
1,111,402 FHLMC 3 .000 11/01/51 989,769
1,647,294 FHLMC 3 .000 11/01/51 1,459,515
18,715,100 FHLMC 2 .000 02/01/52 15,225,400
20,817,466 FHLMC 2 .500 02/01/52 17,590,948

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 15,196,064 FHLMC 2 .500% 03/01/52 $ 12,831,311
18,723,085 FHLMC 2 .500 03/01/52 15,766,954
2,441,827 FHLMC 3 .000 04/01/52 2,137,403
9,753,602 FHLMC 4 .500 06/01/52 9,318,019
9,377,645 FHLMC 4 .500 07/01/52 8,958,852
1,334,679 FHLMC 4 .000 08/25/52 1,188,194
96,960 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 97,826
88,894 FGLMC 4 .500 12/01/43 87,240
83,842 FGLMC 4 .500 02/01/44 82,295
785,050 FGLMC 5 .000 08/01/44 792,051
144,184 FGLMC 3 .500 04/01/45 132,577
3,180,007 FGLMC 3 .500 08/01/45 2,935,814
930,974 FGLMC 4 .000 12/01/45 887,775
1,738,126 FGLMC 3 .500 02/01/47 1,601,914
219,990 FGLMC 4 .500 06/01/47 216,084
327,347 FGLMC 4 .000 09/01/47 311,210
69,487 FGLMC 3 .500 12/01/47 63,633
361,657 FGLMC 4 .000 07/01/48 342,237
1,468,797 FGLMC 4 .500 08/01/48 1,433,721
3,750,000 Federal National Mortgage Association (FNMA) 2 .125 04/24/26 3,488,592
73,166 FNMA 3 .500 07/01/26 69,426
4,315,726 i FNMA 2 .851 02/25/27 4,028,549
9,090,107 i FNMA 3 .412 06/25/28 8,538,747
15,250,000 i FNMA 1 .515 11/25/30 12,103,216
15,500,000 i FNMA 1 .292 01/25/31 12,042,462
294,976 FNMA 3 .500 05/01/32 280,586
4,154,468 FNMA 3 .000 10/01/32 3,871,864
17,233 FNMA 2 .500 10/01/36 15,655
7,363,757 FNMA 3 .000 09/01/37 6,842,287
10,740,000 FNMA 3 .500 10/01/37 10,158,522
17,290,000 h FNMA 4 .000 10/25/37 16,679,447
8,645,000 h FNMA 4 .500 10/25/37 8,489,660
128,028 FNMA 5 .500 11/01/38 132,249
3,682,416 FNMA 3 .000 05/01/40 3,283,668
1,038,741 FNMA 3 .500 05/01/40 962,100
294,769 FNMA 5 .000 09/01/40 297,088
461,188 FNMA 5 .000 04/01/41 464,830
13,299,373 FNMA 2 .000 03/01/42 11,115,240
1,445,310 FNMA 4 .000 09/01/42 1,372,221
669,662 i FNMA LIBOR 1 M + 5.950% 2 .866 09/25/43 67,444
710,729 FNMA 4 .000 01/01/44 676,520
43,390 FNMA 4 .500 06/01/44 42,244
261,860 FNMA 4 .500 06/01/44 254,963
112,883 FNMA 4 .500 08/01/44 109,833
218,127 FNMA 4 .500 11/01/44 212,405
607,555 FNMA 4 .000 01/01/45 575,181
218,783 FNMA 4 .500 03/01/45 213,016
1,004,227 FNMA 4 .000 12/01/45 954,298
650,326 FNMA 3 .500 01/01/46 597,420
136,966 FNMA 4 .000 01/01/46 130,099
731,269 FNMA 4 .000 04/01/46 692,444
924,974 FNMA 3 .500 06/01/46 849,760
1,308,206 FNMA 3 .500 07/01/46 1,201,800
1,793,894 FNMA 3 .500 07/01/46 1,647,770
1,920,351 FNMA 3 .500 08/01/46 1,764,162
2,514,663 FNMA 3 .000 10/01/46 2,175,094
2,971,744 FNMA 3 .500 01/01/47 2,719,701
131,842 FNMA 4 .500 05/01/47 129,174
536,018 FNMA 4 .000 10/01/47 507,362
4,259,173 FNMA 3 .500 11/01/47 3,912,433

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 256,537 FNMA 4 .500% 11/01/47 $ 248,841
4,964,324 FNMA 4 .000 12/01/47 4,680,483
99,684 FNMA 3 .500 01/01/48 91,099
3,262,934 FNMA 3 .500 01/01/48 2,984,245
899,547 FNMA 4 .500 01/01/48 877,167
240,117 FNMA 4 .500 02/01/48 234,144
497,790 FNMA 4 .000 03/01/48 470,371
954,030 FNMA 4 .500 03/01/48 930,305
477,269 FNMA 4 .500 05/01/48 465,401
652,355 FNMA 4 .500 05/01/48 636,140
235,032 FNMA 5 .000 08/01/48 232,538
10,825,647 FNMA 4 .500 10/01/48 10,872,446
15,211,632 FNMA 3 .000 07/01/50 13,379,589
4,661,268 FNMA 2 .000 08/25/50 657,669
13,382,307 FNMA 2 .500 11/25/50 1,978,653
4,580,859 FNMA 3 .000 12/25/50 719,930
4,412,538 FNMA 3 .000 02/25/51 907,851
34,721,182 FNMA 2 .000 04/01/51 28,271,742
2,285,670 FNMA 3 .000 09/01/51 2,012,155
4,795,150 FNMA 2 .500 11/25/51 675,603
14,584,559 FNMA 2 .000 12/01/51 11,851,562
8,297,676 FNMA 2 .500 01/01/52 6,989,316
723,739 FNMA 3 .000 01/01/52 634,356
17,742,350 FNMA 2 .000 02/01/52 14,433,885
13,001,373 FNMA 2 .500 02/01/52 10,978,109
13,720,472 FNMA 2 .500 02/01/52 11,545,604
10,568,523 FNMA 2 .500 02/01/52 8,895,511
22,332,347 FNMA 2 .500 02/01/52 18,871,017
8,162,753 FNMA 3 .500 02/01/52 7,397,603
8,358,686 FNMA 2 .000 03/01/52 6,792,250
20,942,671 FNMA 2 .000 03/01/52 17,017,955
1,960,510 FNMA 2 .500 04/01/52 1,656,678
2,815,812 FNMA 3 .000 04/01/52 2,464,760
24,290,675 FNMA 3 .000 04/01/52 21,210,189
3,694,958 FNMA 3 .000 04/01/52 3,234,286
39,054,382 FNMA 3 .000 04/01/52 34,185,434
29,855,873 FNMA 3 .000 04/01/52 26,078,131
1,419,615 h FNMA 3 .500 04/01/52 1,279,232
12,481,011 FNMA 3 .500 05/01/52 11,246,905
22,918,671 FNMA 4 .000 05/01/52 21,300,598
17,041,314 h FNMA 3 .500 06/01/52 15,371,215
7,883,737 FNMA 4 .000 06/01/52 7,323,944
5,017,298 FNMA 4 .500 06/01/52 4,793,232
16,819,810 FNMA 4 .000 07/01/52 15,625,303
4,098,760 FNMA 4 .500 07/01/52 3,915,715
24,082,349 FNMA 4 .500 07/01/52 23,006,863
28,550,771 FNMA 5 .000 08/01/52 27,842,220
7,607,861 FNMA 3 .500 09/01/52 6,856,683
13,276,345 FNMA 4 .000 09/01/52 12,325,241
5,391,151 FNMA 5 .000 09/01/52 5,257,398
1,675,567 FNMA 4 .000 09/25/52 1,454,339
1,907,340 FNMA 4 .000 09/25/52 1,682,396
1,600,000 † FNMA 4 .500 10/25/52 1,539,937
1,825,000 † FNMA 4 .500 10/25/52 1,769,494
8,300,000 h FNMA 6 .000 11/25/52 8,400,832
1,900,000 g,i Freddie Mac STACR REMIC Trust 5 .681 10/25/41 1,706,427
1,270,000 g,i Freddie Mac STACR REMIC Trust 5 .781 03/25/42 1,218,530
15,185,000 g,i Freddie Mac STACR REMIC Trust 5 .631 05/25/42 14,467,653
6,385,000 g,i Freddie Mac STACR REMIC Trust 5 .985 09/25/42 6,217,195
2,835,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4 .581 08/25/33 2,749,801

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,180,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .700% 11/25/41 $ 2,812,598
12,750,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4 .681 02/25/42 11,872,021
12,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .781 06/25/42 12,659,951
4,030,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .281 07/25/42 3,871,609
598,533 Government National Mortgage Association (GNMA) 2 .690 06/15/33 552,137
30,716 GNMA 5 .000 06/20/42 31,143
8,673,906 GNMA 2 .500 12/20/43 7,772,743
11,566,592 GNMA 2 .750 01/15/45 10,382,467
576,566 GNMA 4 .000 06/20/46 81,389
2,678,384 GNMA 3 .500 12/20/46 2,474,748
1,824,948 GNMA 3 .500 01/20/47 1,688,213
1,583,944 GNMA 3 .500 10/20/50 1,450,798
5,000,465 GNMA 3 .000 07/20/51 4,446,372
3,247,000 † GNMA 4 .500 09/20/51 3,106,973
4,650,955 GNMA 2 .500 02/20/52 3,860,399
21,899,279 GNMA 2 .500 05/20/52 18,856,363
63,544,760 GNMA 3 .000 05/20/52 56,265,579
2,254,958 GNMA 4 .000 07/20/52 1,923,616
7,723,948 GNMA 4 .000 08/20/52 7,225,048
4,770,000 GNMA 4 .000 09/20/52 4,459,853
2,710,572 † GNMA 4 .500 09/20/52 2,492,286
3,247,000 † GNMA 4 .500 09/20/52 3,096,993
4,306,466 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,397,789
3,842,394 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,328,151
3,609,251 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 3,112,696
1,149,530 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 886,228
2,474,442 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 2,055,927
2,909,249 g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 2,341,122
5,914,677 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 4,688,757
2,909,395 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 2,474,207
9,348,493 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 7,581,091
4,699,242 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 3,810,815
4,083,319 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 3,321,505
TOTAL MORTGAGE BACKED 964,134,906
MUNICIPAL BONDS - 6 .7%
2,000,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,933,761
3,000,000 California Earthquake Authority 1 .477 07/01/23 2,929,145
950,000 California Health Facilities Financing Authority 4 .353 06/01/41 842,750
670,000 g California Municipal Finance Authority 4 .250 11/01/23 664,742
6,400,000 g California Municipal Finance Authority 6 .375 11/15/48 5,466,330
5,825,000 California Municipal Finance Authority 3 .594 08/15/51 4,107,668
12,250,000 Chicago Housing Authority 4 .361 01/01/38 11,306,574
16,465,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 17,765,238
1,000,000 Chicago Park District 4 .095 01/01/26 970,997
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 562,097
1,350,000 Chula Vista Municipal Financing Authority 3 .975 12/01/38 1,164,948
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 621,983
4,300,000 Chula Vista Municipal Financing Authority 4 .275 12/01/48 3,529,067
5,730,000 City & County of Honolulu HI 3 .944 09/01/34 5,229,836
935,000 City & County of San Francisco CA 3 .700 04/01/34 840,327
440,000 City & County of San Francisco CA 3 .750 04/01/35 392,464
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,942,624
5,405,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 4,654,443
4,610,000 City & County of San Francisco CA Community Facilities
District
4 .221 09/01/39 4,070,911
5,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 4,022,060

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 5,480,000 City & County of San Francisco CA Community Facilities
District
3 .482% 09/01/50 $ 3,928,350
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,626,091
8,885,000 City of Berkeley CA 3 .750 09/01/43 7,001,859
2,490,000 City of Chicago IL 7 .750 01/01/42 2,653,764
510,000 City of Chicago IL 7 .750 01/01/42 532,681
650,000 City of Detroit MI 2 .511 04/01/25 601,827
745,000 City of Detroit MI 2 .711 04/01/26 671,615
525,000 City of Detroit MI 3 .644 04/01/34 421,885
2,750,000 City of Florence SC 4 .250 12/01/34 2,558,091
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,329,534
9,060,000 City of Los Angeles CA 3 .880 09/01/38 7,938,913
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,717,110
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 4,977,697
870,000 g City of Miami FL 4 .808 01/01/39 816,003
170,000 City of Mount Shasta CA 4 .000 08/01/29 176,243
190,000 City of Mount Shasta CA 3 .000 08/01/32 171,194
2,685,000 City of Oakland CA 1 .830 01/15/27 2,375,561
12,615,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 10,314,415
22,745,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 17,074,490
5,750,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 4,887,927
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,231,956
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,343,823
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,281,937
360,000 Clean Water Services 5 .701 10/01/30 379,517
2,730,000 Commonwealth Financing Authority 3 .864 06/01/38 2,325,084
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,003,299
5,000,000 County of Alameda CA 3 .820 08/01/38 4,369,749
4,500,000 g County of Fond Du Lac WI 5 .569 11/01/51 4,301,546
3,500,000 g County of Gallatin MT 11 .500 09/01/27 3,650,409
1,500,000 County of Miami-Dade FL Aviation Revenue 2 .218 10/01/22 1,500,000
12,020,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 9,402,538
2,730,000 County of Saline AR 4 .000 06/01/37 2,390,563
3,500,000 District of Columbia 3 .432 04/01/42 2,597,892
1,900,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 1,672,199
1,550,000 †,g,q Finance Authority of Maine 5 .375 12/15/33 10,540
500,000 †,q Finance Authority of Maine 5 .250 06/15/34 3,400
6,550,000 g Florida Development Finance Corp 7 .250 07/01/57 6,394,870
20,000,000 Grant County Public Utility District No 2 2 .918 01/01/40 14,807,252
9,405,000 Grant County Public Utility District No 2 3 .210 01/01/40 7,193,621
9,375,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 7,295,921
13,265,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 10,698,257
1,180,000 Idaho State Building Authority 3 .202 09/01/37 978,611
3,105,000 Jackson County Industrial Development Authority 4 .250 05/01/39 2,756,901
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,869,407
450,000 Klickitat County Public Utilities 3 .688 12/01/38 368,947
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 953,717
7,690,000 Los Angeles Community College District 2 .106 08/01/32 6,030,353
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,071,906
2,490,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,396,759
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,571,507
2,705,000 Massachusetts St. Water Pollution Abatement 5 .192 08/01/40 2,730,058
6,000,000 Massachusetts Water Resources Authority 3 .104 08/01/39 4,748,987

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 10,735,000 Metropolitan Transportation Authority 5 .175% 11/15/49 $ 9,585,553
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,070,582
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,026,745
1,370,000 New York State Energy Research & Development
Authority
2 .465 10/01/26 1,249,995
1,210,000 New York State Energy Research & Development
Authority
2 .665 10/01/27 1,088,312
1,045,000 New York State Energy Research & Development
Authority
2 .879 10/01/28 925,353
230,000 New York State Energy Research & Development
Authority
4 .577 04/01/35 226,622
2,115,000 New York State Environmental Facilities Corp 3 .420 07/15/26 2,041,233
1,500,000 New York Transportation Development Corp 1 .610 12/01/22 1,492,298
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,556,247
1,500,000 g Ohio Air Quality Development Authority 4 .250 01/15/38 1,364,415
2,000,000 g Ohio Air Quality Development Authority 4 .500 01/15/48 1,745,718
13,180,000 Ohio State Water Development Authority 4 .879 12/01/34 13,279,576
5,750,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 419,750
2,000,000 †,q Oregon State Business Development Commission 11 .500 04/01/31 120,000
2,665,000 Papio-Missouri River Natural Resource District 2 .198 12/15/25 2,475,832
2,080,000 Papio-Missouri River Natural Resource District 2 .318 12/15/26 1,900,626
3,250,000 Papio-Missouri River Natural Resource District 2 .482 12/15/27 2,930,095
2,725,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 2,678,494
7,250,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 6,715,210
275,000 Pharr Economic Development Corp 3 .216 08/15/27 256,412
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,009,780
1,735,000 g Public Finance Authority 7 .500 06/01/29 1,695,900
300,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 272,806
1,750,000 Redevelopment Authority of the City of Philadelphia 3 .172 09/01/41 1,319,721
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3 .300 10/01/39 831,980
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3 .400 10/01/44 1,146,468
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3 .500 10/01/51 5,498,179
1,000,000 San Francisco City & County Redevelopment Agency 3 .533 08/01/25 964,993
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 808,159
250,000 Sangamon County Water Reclamation District 2 .507 01/01/29 223,294
2,500,000 Sangamon County Water Reclamation District 2 .907 01/01/34 1,983,647
2,050,000 Sangamon County Water Reclamation District 3 .272 01/01/37 1,583,049
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,811,064
1,000,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 829,722
1,900,000 h South Dakota Housing Development Authority 5 .460 05/01/53 1,909,688
130,000 g South Davis Sewer District 3 .750 12/01/22 129,503
1,000,000 South Davis Sewer District 4 .125 12/01/32 933,911
1,100,000 South Davis Sewer District 4 .500 12/01/37 1,011,075
2,090,000 State of California 4 .600 04/01/38 1,956,914
2,480,000 State of California 4 .988 04/01/39 2,481,677
1,000,000 State of Texas 3 .726 08/01/43 995,109
6,625,000 Stockton Public Financing Authority 3 .610 10/01/40 5,361,797
2,400,000 g Syracuse Industrial Development Agency 5 .000 01/01/36 1,614,647
1,000,000 Texas Water Development Board 3 .500 10/15/37 862,387
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,802,982
3,000,000 Texas Water Development Board 3 .700 10/15/47 2,406,677
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,797,196
2,000,000 University of New Mexico 3 .532 06/20/32 1,872,172
4,400,000 Upper Santa Clara Valley Joint Powers Authority 3 .875 08/01/48 3,486,388
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/42 4,360,687
750,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/46 635,690

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 750,000 Village of Bellwood IL 5 .375% 12/01/32 $ 704,236
4,460,000 Village of Bellwood IL 6 .000 12/01/50 3,963,265
1,000,000 g Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 945,488
1,250,000 g Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,117,382
530,000 Washington County Clean Water Services 5 .078 10/01/24 535,306
1,905,000 †,g,q Washington Economic Development Finance Authority 7 .500 01/01/32 764,095
650,000 Yuba City Public Financing Authority 3 .960 06/01/32 607,918
1,500,000 Yuba City Public Financing Authority 4 .320 06/01/42 1,317,733
TOTAL MUNICIPAL BONDS 404,826,494
U.S. TREASURY SECURITIES - 17 .7%
2,500,000 United States Treasury Bond 3 .125 05/15/48 2,161,719
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,132,812
31,509,720 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 31,013,688
15,713,404 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 15,344,302
23,494,600 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 22,829,532
14,434,750 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 13,880,854
9,100,000 United States Treasury Note 0 .125 12/31/22 9,025,867
6,140,000 United States Treasury Note 0 .125 03/31/23 6,027,273
7,450,000 United States Treasury Note 0 .125 08/31/23 7,173,826
1,092,000 United States Treasury Note 1 .875 08/31/24 1,044,225
81,205,000 United States Treasury Note 4 .250 09/30/24 81,243,065
1,395,000 United States Treasury Note 2 .250 10/31/24 1,339,472
620,000 United States Treasury Note 2 .875 04/30/25 599,002
18,614,000 United States Treasury Note 3 .500 09/15/25 18,234,449
213,641,000 e United States Treasury Note 3 .125 08/31/27 204,928,453
2,000,000 United States Treasury Note 4 .125 09/30/27 2,006,562
3,235,000 United States Treasury Note 0 .500 10/31/27 2,708,049
6,025,000 United States Treasury Note 0 .625 11/30/27 5,064,530
46,750,000 United States Treasury Note 1 .125 08/31/28 39,578,623
9,000,000 United States Treasury Note 1 .375 10/31/28 7,709,766
25,570,000 United States Treasury Note 3 .125 08/31/29 24,267,528
336,175,000 United States Treasury Note 2 .750 08/15/32 307,390,016
14,543,000 United States Treasury Note 1 .875 02/15/41 10,301,102
9,700,000 United States Treasury Note 2 .250 05/15/41 7,332,973
116,487,800 j United States Treasury Note 2 .375 02/15/42 89,258,777
19,066,000 United States Treasury Note 3 .250 05/15/42 16,921,075
27,886,000 e United States Treasury Note 3 .375 08/15/42 25,258,616
31,783,000 United States Treasury Note 2 .250 02/15/52 23,092,336
101,707,500 United States Treasury Note 2 .875 05/15/52 85,291,274
TOTAL U.S. TREASURY SECURITIES 1,063,159,766
TOTAL GOVERNMENT BONDS 3,141,742,074
(Cost $3,479,468,716)
STRUCTURED ASSETS - 13 .1%
ASSET BACKED - 4 .7%
450,000 g AMSR Trust 3 .148 01/19/39 401,908
Series - 2019 SFR1 (Class C)
400,000 g AMSR Trust 3 .247 01/19/39 353,755
Series - 2019 SFR1 (Class D)
2,500,000 g,i BFLD Trust LIBOR 1 M + 2.100% 4 .918 10/15/35 2,368,459
Series - 2020 EYP (Class C)
107,607 i C-BASS Trust LIBOR 1 M + 0.160% 3 .244 07/25/36 102,208
Series - 2006 CB6 (Class A1)
1,447,025 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 3,618
Series - 2007 1A (Class A2)
1,401,321 i Chase Funding Loan Acquisition Trust LIBOR 1 M + 0.855% 3 .939 06/25/34 1,300,865
Series - 2004 OPT1 (Class M1)

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,078,646 Delta Air Lines Pass Through Trust 4 .250% 07/30/23 $ 2,029,442
Series - 2015 1 (Class B)
2,850,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 2,753,649
Series - 2019 1 (Class AA)
13,700,000 Delta Air Lines Pass Through Trust 3 .404 04/25/24 12,963,759
Series - 2019 1 (Class A)
6,779,173 Delta Air Lines Pass Through Trust 2 .000 06/10/28 5,749,812
Series - 2020 1 (Class AA)
17,122,997 Delta Air Lines Pass Through Trust 2 .500 06/10/28 14,349,557
Series - 2020 1 (Class A)
848,250 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 811,188
Series - 2015 1A (Class A2II)
770,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 724,733
Series - 2018 1A (Class A2I)
227,285 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 4 .184 05/25/37 225,673
Series - 2007 2 (Class A2C)
3,534,080 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,889,579
Series - 2021 3CS (Class A)
3,848,694 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 3,090,820
Series - 2021 4GS (Class A)
13,907,585 g GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 11,558,175
Series - 2021 5CS (Class A)
4,920,368 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 3,973,903
Series - 2021 5CS (Class B)
4,906,190 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 4,133,333
Series - 2022 1GS (Class A)
3,231,175 g GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,673,835
Series - 2022 1GS (Class B)
15,295,457 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 14,647,513
Series - 2022 3CS (Class A)
3,250,000 g Grace Trust 2 .347 12/10/40 2,505,909
Series - 2020 GRCE (Class A)
7,789,000 g GSCG Trust 2 .936 09/06/34 7,263,904
Series - 2019 600C (Class A)
655,721 g HERO Funding Trust 3 .840 09/21/40 643,620
Series - 2015 1A (Class A)
153,164 g HERO Funding Trust 3 .990 09/21/40 141,847
Series - 2014 2A (Class A)
769,658 g HERO Funding Trust 3 .750 09/20/41 744,146
Series - 2016 2A (Class A)
622,222 g HERO Funding Trust 4 .050 09/20/41 601,708
Series - 2016 1A (Class A)
1,542,203 g HERO Funding Trust 3 .080 09/20/42 1,448,805
Series - 2016 3A (Class A1)
1,391,390 g HERO Funding Trust 3 .910 09/20/42 1,314,679
Series - 2016 3A (Class A2)
1,423,779 g HERO Funding Trust 3 .570 09/20/47 1,350,851
Series - 2016 4A (Class A1)
1,429,559 g HERO Funding Trust 3 .710 09/20/47 1,336,562
Series - 2017 1A (Class A1)
210,930 g HERO Funding Trust 4 .290 09/20/47 202,047
Series - 2016 4A (Class A2)
2,400,546 g HERO Funding Trust 3 .190 09/20/48 2,164,388
Series - 2017 3A (Class A1)
2,246,340 g HERO Funding Trust 3 .950 09/20/48 2,054,840
Series - 2017 3A (Class A2)
911,700 g HERO Funding Trust 4 .070 09/20/48 845,897
Series - 2017 2A (Class A2)
3,283,450 g HERO Funding Trust 4 .670 09/20/48 3,133,393
Series - 2018 1A (Class A2)

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,395,469 g HERO Funding Trust 2 .720% 09/20/57 $ 2,167,608
Series - 2020 1A (Class A)
24,639 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 24,216
Series - 2003 1 (Class M1)
839,880 g,i Invitation Homes Trust LIBOR 1 M + 0.950% 3 .943 03/17/37 831,777
Series - 2018 SFR1 (Class B)
499,977 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 4 .243 01/17/38 490,118
Series - 2018 SFR4 (Class B)
3,894,647 g Loanpal Solar Loan Ltd 2 .750 07/20/47 3,222,764
Series - 2020 2GF (Class A)
2,008,383 g Loanpal Solar Loan Ltd 2 .290 01/20/48 1,647,315
Series - 2021 1GS (Class A)
2,721,299 g Loanpal Solar Loan Ltd 2 .840 01/20/48 2,233,737
Series - 2021 1GS (Class B)
5,958,448 g Loanpal Solar Loan Ltd 2 .220 03/20/48 4,739,374
Series - 2021 2GS (Class A)
2,588,951 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 2,115,173
Series - 2020 1A (Class R)
1,631,349 g Mosaic Solar Loan Trust 2 .100 04/20/46 1,406,216
Series - 2020 1A (Class A)
2,072,615 g Mosaic Solar Loan Trust 3 .100 04/20/46 1,821,468
Series - 2020 1A (Class B)
5,940,008 g Mosaic Solar Loan Trust 1 .920 06/20/52 4,809,263
Series - 2021 3A (Class B)
2,130,069 g Mosaic Solar Loans LLC 3 .820 06/22/43 1,962,622
Series - 2017 2A (Class A)
3,732,278 g Mosaic Solar Loans LLC 1 .640 04/22/47 3,059,755
Series - 2021 2A (Class A)
290,000 g,i MSCG Trust 3 .577 06/07/35 233,783
Series - 2015 ALDR (Class D)
247,030 g MVW Owner Trust 2 .420 12/20/34 241,488
Series - 2017 1A (Class A)
700,000 g Progress Residential Trust 2 .711 11/17/40 560,044
Series - 2021 SFR9 (Class D)
4,000,000 PSNH Funding LLC 3 .506 08/01/28 3,849,983
Series - 2018 1 (Class A2)
751,717 g Renew 3 .670 09/20/52 674,396
Series - 2017 1A (Class A)
2,050,527 g Renew 3 .950 09/20/53 1,869,782
Series - 2018 1 (Class A)
4,285,882 g Renew 2 .060 11/20/56 3,638,086
Series - 2021 1 (Class A)
10,644,999 SCE Recovery Funding LLC 0 .861 11/15/31 8,706,331
57,061 †,g SolarCity LMC 4 .800 11/20/38 54,687
Series - 2013 1 (Class A)
6,923,532 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,861,375
Series - 2021 C (Class A)
3,884,311 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,424,925
Series - 2022 A (Class A)
5,259,630 g Sunrun Athena Issuer LLC 5 .310 04/30/49 4,919,557
Series - 2018 1 (Class A)
6,672,475 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 5,906,518
Series - 2019 2 (Class A)
14,212,376 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 12,917,537
Series - 2019 1A (Class A)
5,864,807 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,517,327
Series - 2021 2A (Class A)
7,210,976 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,538,716
Series - 2022 1A (Class A)

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 9,361,404 g Sunrun Vulcan Issuer LLC 2 .460% 01/30/52 $ 7,591,431
Series - 2021 1A (Class A)
1,650,000 g Tesla Auto Lease Trust 5 .480 05/22/23 1,652,726
Series - 2019 A (Class E)
1,000,000 g Tesla Auto Lease Trust 2 .330 02/20/24 980,791
Series - 2020 A (Class D)
6,650,000 g Tesla Auto Lease Trust 0 .660 03/20/25 6,328,394
Series - 2021 A (Class A4)
10,250,000 g Tesla Auto Lease Trust 1 .340 03/20/25 9,493,170
Series - 2021 A (Class D)
4,500,000 g Tesla Auto Lease Trust 0 .600 09/22/25 4,218,463
Series - 2021 B (Class A3)
7,000,000 g Tesla Auto Lease Trust 1 .320 09/22/25 6,392,677
Series - 2021 B (Class D)
9,500,000 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 9,101,756
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,002,788
Series - 2021 B (Class A4)
325,000 g Tricon American Homes Trust 2 .049 07/17/38 279,307
Series - 2020 SFR1 (Class B)
5,348,302 g Vivint Colar Financing V LLC 4 .730 04/30/48 4,726,205
Series - 2018 1A (Class A)
10,438,499 g Vivint Colar Financing V LLC 7 .370 04/30/48 9,667,550
Series - 2018 1A (Class B)
4,594,259 g Vivint Solar Financing VII LLC 2 .210 07/31/51 3,725,407
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 280,464,986
OTHER MORTGAGE BACKED - 8 .4%
2,165,000 g,i 20 Times Square Trust 3 .203 05/15/35 2,109,716
Series - 2018 20TS (Class B)
12,879 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 11,733
Series - 2015 6 (Class A9)
4,075,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 5 .068 04/15/34 3,802,708
Series - 2021 ACEN (Class C)
1,900,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 1,268,061
Series - 2021 8 (Class A3)
900,000 g,i BAMLL Commercial Mortgage Securities Trust 3 .716 04/14/33 804,256
Series - 2015 200P (Class D)
551,943 Banc of America Commercial Mortgage Trust 3 .019 07/15/49 529,663
Series - 2016 UB10 (Class ASB)
5,000,000 g BANK 2 .500 10/17/52 3,394,197
Series - 2019 BN21 (Class D)
6,500,000 i BANK 3 .517 10/17/52 5,141,363
Series - 2019 BN21 (Class C)
2,000,000 BANK 3 .203 12/15/52 1,678,747
Series - 2019 BN23 (Class AS)
2,500,000 i BANK 3 .016 12/15/53 1,804,663
Series - 2020 BN30 (Class MCDE)
8,000,000 i BANK 3 .576 11/15/62 6,441,936
Series - 2019 BN22 (Class C)
5,750,000 g BBCMS Trust 3 .593 09/15/32 5,740,410
Series - 2015 MSQ (Class A)
200,000 g BBCMS Trust 4 .197 08/10/35 185,443
Series - 2015 SRCH (Class A2)
1,250,000 g BBCMS Trust 4 .798 08/10/35 1,096,095
Series - 2015 SRCH (Class C)
3,000,000 g,i BBCMS Trust 3 .811 02/15/53 2,410,140
Series - 2020 C6 (Class F5TA)

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 Benchmark Mortgage Trust 3 .419% 08/15/52 $ 859,857
Series - 2019 B12 (Class AS)
5,500,000 g,i Benchmark Mortgage Trust 4 .029 03/15/62 4,160,884
Series - 2019 B10 (Class 3CCA)
5,200,000 g BMO 360A 3 .776 02/15/42 4,283,249
Series - 2022 C1 (Class 360A)
3,500,000 g,i BMO 360C 4 .070 02/15/42 2,561,982
Series - 2022 C1 (Class 360C)
825,000 g BWAY Mortgage Trust 2 .917 01/10/35 743,187
Series - 2015 1740 (Class A)
2,077,421 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.920% 3 .738 10/15/36 2,047,735
Series - 2019 XL (Class A)
4,250,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.250% 4 .068 10/15/36 4,127,191
Series - 2019 XL (Class C)
10,478,111 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 4 .015 10/15/38 9,898,622
Series - 2021 XL2 (Class C)
12,000,000 g,i BX Commercial Mortgage Trust 4 .685 01/17/39 11,539,734
Series - 2022 AHP (Class B)
2,901,500 g,i CCRC Affordable Multifamily Housing Mortgage Trust 5 .703 06/25/34 2,690,553
Series - 2017 Q005 (Class B)
2,000,000 i CD Mortgage Trust 3 .879 11/10/49 1,787,785
Series - 2016 CD2 (Class B)
1,000,000 g,i Century Plaza Towers 3 .097 11/13/39 777,096
Series - 2019 CPT (Class B)
5,000,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 4,662,061
Series - 2015 GC29 (Class B)
4,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 3,395,406
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 4,196,997
Series - 2019 GC41 (Class AS)
5,341,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 5,145,494
Series - 2016 CLNE (Class A)
3,315,000 g COMM Mortgage Trust 4 .353 08/10/30 3,265,988
Series - 2013 300P (Class A1)
4,375,000 g COMM Mortgage Trust 3 .376 01/10/39 3,741,273
Series - 2022 HC (Class C)
2,000,000 COMM Mortgage Trust 4 .701 03/10/47 1,948,735
Series - 2014 UBS2 (Class B)
2,000,000 i COMM Mortgage Trust 4 .703 08/10/47 1,928,595
Series - 2014 CR19 (Class B)
2,158,000 g,i COMM Mortgage Trust 4 .854 08/10/47 1,970,330
Series - 2014 CR19 (Class D)
328,050 COMM Mortgage Trust 3 .040 02/10/48 320,406
Series - 2015 LC19 (Class ASB)
3,500,000 g,i COMM Mortgage Trust 4 .207 03/10/48 3,075,923
Series - 2015 CR22 (Class D)
2,000,000 i COMM Mortgage Trust 4 .428 05/10/48 1,706,702
Series - 2015 CR23 (Class D)
360,000 i COMM Mortgage Trust 3 .463 08/10/48 302,638
Series - 2015 CR24 (Class D)
2,250,000 COMM Mortgage Trust 3 .263 08/15/57 1,900,881
Series - 2019 GC44 (Class AM)
6,000,000 g,i Commercial Mortgage Pass Through Certificates 3 .896 01/10/39 5,087,833
Series - 2022 HC (Class D)
565,000 g,i Connecticut Avenue Securities Trust 3 .831 10/25/41 537,459
Series - 2021 R01 (Class 1M2)
1,870,000 g,i Connecticut Avenue Securities Trust 5 .581 11/25/41 1,694,807
Series - 2021 R02 (Class 2B1)
11,725,000 g,i Connecticut Avenue Securities Trust 5 .781 03/25/42 11,172,872
Series - 2022 R03 (Class 1M2)

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,405,000 g,i Connecticut Avenue Securities Trust 5 .281% 04/25/42 $ 2,225,146
Series - 2022 R05 (Class 2M2)
2,000,000 g,i Connecticut Avenue Securities Trust 6 .014 04/25/42 1,900,242
Series - 2022 R05 (Class 2B1)
3,990,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 5 .905 07/25/42 3,788,234
Series - 2022 R08 (Class 1M2)
73,927 i Countrywide Home Loan Mortgage Pass Through Trust 3 .303 11/20/34 70,528
Series - 2004 HYB6 (Class A2)
14,000,000 g CPT Mortgage Trust 2 .865 11/13/39 11,440,930
Series - 2019 CPT (Class A)
2,000,000 g,i CPT Mortgage Trust 3 .097 11/13/39 1,414,429
Series - 2019 CPT (Class E)
2,500,000 g,i CPT Mortgage Trust 3 .097 11/13/39 1,897,245
Series - 2019 CPT (Class C)
5,000,000 g,i Credit Suisse Commercial Mortgage Trust 3 .854 11/10/32 4,646,849
Series - 2017 CALI (Class B)
3,127,765 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,631,126
Series - 2021 NQM8 (Class A3)
3,600,000 g,i CSAIL Commercial Mortgage Trust 3 .800 06/15/37 2,999,986
Series - 2017 C8 (Class 85BB)
1,600,000 g,i CSMC Series 3 .388 10/25/59 1,399,343
Series - 2019 NQM1 (Class M1)
3,440,000 g,i DBUBS Mortgage Trust 3 .648 10/10/34 3,127,815
Series - 2017 BRBK (Class D)
102,725,000 g,i DOLP Trust 0 .665 05/10/41 4,236,456
Series - 2021 NYC (Class X)
12,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 4 .138 11/15/38 11,840,871
Series - 2021 ELP (Class C)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 4 .936 11/15/38 7,016,816
Series - 2021 ELP (Class E)
267,439 g,i Flagstar Mortgage Trust 4 .044 10/25/47 241,287
Series - 2017 2 (Class B3)
14,524 g,i Flagstar Mortgage Trust 4 .000 09/25/48 13,880
Series - 2018 5 (Class A11)
1,272,780 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,004,220
Series - 2021 2 (Class A4)
3,958,385 g,i Flagstar Mortgage Trust 2 .500 06/01/51 3,123,155
Series - 2021 4 (Class A21)
12,626,795 g,i Flagstar Mortgage Trust 3 .000 10/25/51 10,476,417
Series - 2021 10IN (Class A1)
7,200,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 5,953,164
Series - 2021 P009 (Class A2)
2,454,004 Freddie Mac Multiclass Certificates Series 1 .204 09/25/31 2,124,730
Series - 2021 P011 (Class A1)
7,324,000 i Freddie Mac Multiclass Certificates Series 2 .852 02/25/32 6,404,835
Series - 2022 P013 (Class A2)
6,732,208 Freddie Mac Multifamily ML Certificates 1 .877 07/25/37 5,131,371
Series - 2021 ML08 (Class ML08)
39,851,996 i Freddie Mac Multifamily ML Certificates 1 .779 11/25/37 5,368,462
Series - 2021 ML08 (Class XCA)
3,185,729 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,434,692
Series - 2021 ML08 (Class ML08)
9,930,211 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 7,883,763
Series - 2021 ML12 (Class AUS)
4,000,547 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555 01/25/36 3,229,495
Series - 2020 Q014 (Class A1)
9,941,104 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 8,573,751
Series - 2022 M068 (Class A)

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,750,000 Freddie Mac Multifamily Variable Rate Certificate 4 .013% 04/15/37 $ 1,657,460
Series - 2022 M069 (Class A)
6,088,632 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,860,401
Series - 2020 M061 (Class A)
2,590,000 g,i Freddie Mac STACR REMIC Trust 4 .781 01/25/42 2,268,579
Series - 2022 DNA1 (Class M2)
5,490,000 g,i Freddie Mac STACR REMIC Trust 5 .181 04/25/42 5,194,685
Series - 2022 DNA3 (Class M1B)
2,500,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 1.250% 4 .068 02/15/38 2,405,579
Series - 2021 GCT (Class B)
2,188,000 g,i GS Mortgage Securities Corp II 5 .067 03/10/33 2,001,527
Series - 2018 GS10 (Class WLSB)
1,500,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 3 .910 10/15/31 1,485,039
Series - 2018 HART (Class A)
93,000 i GS Mortgage Securities Trust 4 .079 11/10/49 80,121
Series - 2016 GS4 (Class C)
88,404 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 84,303
Series - 2019 PJ2 (Class A4)
33,788 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 32,220
Series - 2019 PJ2 (Class A1)
1,108,798 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 970,607
Series - 2020 PJ2 (Class A4)
455,725 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 385,108
Series - 2020 PJ4 (Class A4)
350,237 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 292,308
Series - 2020 PJ5 (Class A4)
898,720 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 710,341
Series - 2020 PJ6 (Class A4)
2,492,574 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 1,966,634
Series - 2021 PJ5 (Class A4)
5,068,138 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 4,097,348
Series - 2022 PJ2 (Class A36)
2,122,457 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,715,905
Series - 2022 PJ4 (Class A36)
489,249 g,i GS Mortgage-Backed Securities Trust 3 .654 05/25/50 393,307
Series - 2020 PJ1 (Class B2)
1,053,362 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 819,296
Series - 2021 PJ2 (Class A4)
7,499,681 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,900,418
Series - 2021 PJ6 (Class A4)
9,496,834 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,492,976
Series - 2021 PJ7 (Class A4)
4,454,741 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,514,778
Series - 2021 PJ8 (Class A4)
4,589,799 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 3,693,717
Series - 2022 PJ5 (Class A36)
231,234 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 3 .613 08/19/45 212,841
Series - 2005 11 (Class 2A1A)
3,500,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 3,145,209
Series - 2016 10HY (Class A)
5,750,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 4,971,015
Series - 2016 10HY (Class C)
2,500,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 2,202,479
Series - 2016 10HY (Class B)
2,500,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 2,113,822
Series - 2016 10HY (Class E)
11,650,000 g,i Hudson Yards Mortgage Trust 3 .558 07/10/39 9,211,634
Series - 2019 30HY (Class D)
5,545,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 4,665,024
Series - 2019 55HY (Class A)

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,500,000 g,i Hudson Yards Mortgage Trust 3 .041% 12/10/41 $ 1,148,569
Series - 2019 55HY (Class D)
5,000,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 3,693,800
Series - 2019 55HY (Class E)
11,334 i Impac CMB Trust LIBOR 1 M + 0.660% 3 .744 03/25/35 10,744
Series - 2004 11 (Class 2A1)
440,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 381,181
Series - 2020 NQM1 (Class M1)
4,000,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 4 .188 10/15/33 3,846,809
Series - 2020 609M (Class A)
1,600,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .212 01/15/46 1,542,394
Series - 2013 C13 (Class D)
1,751,816 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 3 .413 12/25/44 1,702,919
Series - 2015 1 (Class B1)
13,576 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 12,378
Series - 2015 3 (Class A19)
234,546 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 207,704
Series - 2015 6 (Class A13)
162,134 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 146,416
Series - 2016 1 (Class A13)
63,057 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 56,188
Series - 2017 2 (Class A13)
432,173 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 375,765
Series - 2018 3 (Class A13)
232,216 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 203,422
Series - 2018 4 (Class A13)
1,197,786 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 1,043,377
Series - 2018 5 (Class A13)
785,730 g,i JP Morgan Mortgage Trust 3 .124 10/26/48 751,799
Series - 2017 5 (Class A2)
51,173 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 47,828
Series - 2018 8 (Class A13)
84,001 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 78,388
Series - 2018 9 (Class A13)
74,620 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 70,607
Series - 2019 1 (Class A3)
120,006 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 113,551
Series - 2019 1 (Class A15)
430,846 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .034 10/25/49 425,763
Series - 2019 INV1 (Class A11)
859,305 g,i JP Morgan Mortgage Trust 3 .836 06/25/50 698,476
Series - 2020 1 (Class B2)
4,004,264 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 3,133,427
Series - 2021 6 (Class A15)
2,090,530 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,635,887
Series - 2021 7 (Class A15)
2,652,721 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,092,989
Series - 2021 8 (Class A15)
1,077,211 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 847,234
Series - 2021 10 (Class A15)
3,690,283 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 2,911,623
Series - 2021 11 (Class A15)
1,032,734 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 814,824
Series - 2021 12 (Class A15)
1,744,095 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,376,086
Series - 2021 14 (Class A15)
5,471,735 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,317,184
Series - 2021 15 (Class A15)

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,053,544 g,i JP Morgan Mortgage Trust 3 .000% 08/25/52 $ 1,660,192
Series - 2022 2 (Class A25)
5,861,991 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 5,101,806
Series - 2022 LTV2 (Class A6)
2,400,000 i JPMBB Commercial Mortgage Securities Trust 4 .632 09/15/47 2,250,374
Series - 2014 C23 (Class C)
719,752 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 669,584
Series - 2013 GCP (Class A1)
10,000,000 g Liberty Street Trust 3 .597 02/10/36 9,160,731
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .294 08/15/34 3,768,366
Series - 2017 330M (Class A)
2,350,000 g,i Manhattan West 2 .413 09/10/39 1,859,842
Series - 2020 1MW (Class D)
2,250,000 g,i MFT Trust 3 .392 08/10/40 1,671,535
Series - 2020 B6 (Class B)
288,349 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 282,163
Series - 2015 C20 (Class ASB)
425,000 g,i Morgan Stanley Capital I Trust LIBOR 1 M + 0.700% 3 .518 11/15/34 422,493
Series - 2017 CLS (Class A)
3,300,000 g,i Morgan Stanley Capital I Trust 2 .509 04/05/42 2,574,391
Series - 2020 CNP (Class A)
106,067 †,i Morgan Stanley Capital I Trust 6 .282 12/12/49 53,431
Series - 2007 IQ16 (Class AJFX)
1,192,519 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 1,022,515
Series - 2021 4 (Class A4)
3,614,892 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,852,140
Series - 2021 5 (Class A9)
3,660,188 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 3,162,093
Series - 2021 6 (Class A4)
2,327,621 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,836,486
Series - 2021 6 (Class A9)
1,500,000 g,i MSDB Trust 3 .427 07/11/39 1,323,699
Series - 2017 712F (Class A)
3,450,000 g,i Natixis Commercial Mortgage Securities Trust 3 .917 11/15/32 3,435,491
Series - 2018 285M (Class A)
4,250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 5 .018 07/15/36 4,145,180
Series - 2019 MILE (Class C)
4,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 7 .068 07/15/36 3,782,780
Series - 2019 MILE (Class F)
450,650 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 413,071
Series - 2019 NQM4 (Class A3)
425,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 355,983
Series - 2019 NQM4 (Class M1)
58,465 i New York Mortgage Trust LIBOR 1 M + 0.480% 3 .564 02/25/36 57,424
Series - 2005 3 (Class A1)
4,800,184 g,i OBX Trust 2 .500 07/25/51 3,787,332
Series - 2021 J2 (Class A19)
283,760 g,i OBX Trust LIBOR 1 M + 0.650% 3 .734 06/25/57 275,715
Series - 2018 1 (Class A2)
1,373,364 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,083,580
Series - 2021 1 (Class A19)
14,500,000 g One Bryant Park Trust 2 .516 09/15/54 11,942,983
Series - 2019 OBP (Class A)
2,750,000 g One Market Plaza Trust 3 .614 02/10/32 2,660,471
Series - 2017 1MKT (Class A)
1,000,000 g One Market Plaza Trust 3 .845 02/10/32 958,527
Series - 2017 1MKT (Class B)
4,000,000 g One Market Plaza Trust 4 .016 02/10/32 3,822,660
Series - 2017 1MKT (Class C)

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,127,338 g,i RCKT Mortgage Trust 2 .500% 09/25/51 $ 3,256,458
Series - 2021 4 (Class A21)
6,595,794 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,204,063
Series - 2022 2 (Class A22)
4,734,701 g,i RCKT Mortgage Trust 3 .500 06/25/52 3,955,634
Series - 2022 4 (Class A22)
194,792 g,i Sequoia Mortgage Trust 3 .500 05/25/45 172,897
Series - 2015 2 (Class A1)
53,208 g,i Sequoia Mortgage Trust 3 .500 06/25/46 48,035
Series - 2016 1 (Class A19)
148,926 g,i Sequoia Mortgage Trust 3 .500 04/25/47 131,131
Series - 2017 3 (Class A19)
20,071 g,i Sequoia Mortgage Trust 3 .500 09/25/47 18,117
Series - 2017 6 (Class A19)
217,542 g,i Sequoia Mortgage Trust 3 .719 09/25/47 188,469
Series - 2017 6 (Class B1)
31,311 g,i Sequoia Mortgage Trust 3 .500 02/25/48 28,180
Series - 2018 2 (Class A19)
13,852 g,i Sequoia Mortgage Trust 3 .500 03/25/48 12,529
Series - 2018 3 (Class A1)
22,277 g,i Sequoia Mortgage Trust 4 .000 09/25/48 21,059
Series - 2018 7 (Class A19)
39,954 g,i Sequoia Mortgage Trust 4 .000 06/25/49 38,528
Series - 2019 2 (Class A19)
181,146 g,i Sequoia Mortgage Trust 3 .500 12/25/49 160,935
Series - 2019 5 (Class A19)
1,592,850 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,287,743
Series - 2020 3 (Class A19)
2,452,658 g,i Sequoia Mortgage Trust 2 .500 06/25/51 1,935,140
Series - 2021 4 (Class A19)
380,735 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 343,609
Series - 2017 2 (Class A1)
12,900,000 g SLG Office Trust 2 .585 07/15/41 10,368,425
Series - 2021 OVA (Class A)
2,745,000 g,i Structured Agency Credit Risk Debt Note (STACR) 4 .381 10/25/33 2,618,748
Series - 2021 DNA3 (Class M2)
66,739 g,i STACR 3 .763 02/25/48 64,020
Series - 2018 SPI1 (Class M2)
1,125,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 4 .075 11/15/36 1,073,242
Series - 2021 LIH (Class AS)
2,000,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.656% 4 .474 11/15/36 1,895,711
Series - 2021 LIH (Class B)
2,050,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.955% 4 .773 11/15/36 1,929,718
Series - 2021 LIH (Class C)
4,000,000 g SUMIT Mortgage Trust 2 .789 02/12/41 3,349,144
Series - 2022 BVUE (Class A)
925,000 g,i Verus Securitization Trust 3 .207 11/25/59 849,272
Series - 2019 4 (Class M1)
520,749 g Verus Securitization Trust 1 .733 05/25/65 474,770
Series - 2020 5 (Class A3)
3,385,041 g,i Verus Securitization Trust 2 .240 10/25/66 2,796,937
Series - 2021 7 (Class A3)
2,711,000 g VNDO Trust 3 .805 01/10/35 2,451,741
Series - 2016 350P (Class A)
3,000,000 g,i VNDO Trust 4 .033 01/10/35 2,696,250
Series - 2016 350P (Class B)
569,255 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 543,159
Series - 2016 BNK1 (Class ASB)
513,382 Wells Fargo Commercial Mortgage Trust 3 .185 03/15/59 495,973
Series - 2016 C33 (Class ASB)

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 28,344 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000% 04/25/49 $ 27,366
Series - 2019 2 (Class A17)
319,645 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 262,397
Series - 2020 4 (Class A17)
5,950,070 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 4,694,588
Series - 2021 2 (Class A17)
1,519,673 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,199,018
Series - 2022 2 (Class A18)
943,000 WFRBS Commercial Mortgage Trust 3 .311 03/15/45 938,325
Series - 2013 C11 (Class AS)
650,000 i WFRBS Commercial Mortgage Trust 5 .029 12/15/46 609,445
Series - 2013 C18 (Class C)
139,012 g,i WinWater Mortgage Loan Trust 3 .926 06/20/44 117,876
Series - 2014 1 (Class B4)
3,110,255 g,i Woodward Capital Management 3 .000 05/25/52 2,503,030
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 507,937,377
TOTAL STRUCTURED ASSETS 788,402,363
(Cost $910,650,892)
TOTAL BONDS 5,851,818,076
(Cost $6,728,922,622)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.8%
BANKS - 0 .1%
317,240 First Republic Bank 5,656,389
TOTAL BANKS 5,656,389
DIVERSIFIED FINANCIALS - 0 .2%
400,000 e Morgan Stanley 10,056,000
TOTAL DIVERSIFIED FINANCIALS 10,056,000
REAL ESTATE - 0 .3%
400,000 Brookfield Property Partners LP 7,392,000
695,000 Brookfield Property Partners LP 11,815,000
TOTAL REAL ESTATE 19,207,000
UTILITIES - 0 .2%
490,000 Brookfield Infrastructure Partners LP 8,227,100
308,000 Brookfield Renewable Partners LP 6,039,880
TOTAL UTILITIES 14,266,980
TOTAL PREFERRED STOCKS 49,186,369
(Cost $65,256,000)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.7%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/07/22 9,969,423
10,000,000 FHLB 0 .000 12/28/22 9,918,843
TOTAL GOVERNMENT AGENCY DEBT 19,888,266

Portfolio of investments
(unaudited)
Core Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT - 0 .3%
$ 16,760,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 $ 16,760,000
TOTAL REPURCHASE AGREEMENT 16,760,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3 .1%
185,730,513 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 185,730,513
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 185,730,513
TOTAL SHORT-TERM INVESTMENTS 222,378,779
(Cost $222,416,980)
TOTAL INVESTMENTS - 102.5% 6,161,078,416
(Cost $7,055,502,204)
OTHER ASSETS & LIABILITIES, NET - (2.5)% (148,893,949)
NET ASSETS - 100.0% $ 6,012,184,467
CLP Chilean Peso
CCRC Congregate Care Retirement Center
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $185,233,600.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $16,760,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rates 0.375%–0.500% and maturity dates 1/31/26–2/28/26, valued at $17,095,222.

Core Plus Bond Fund September 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.6%
AUTOMOBILES & COMPONENTS - 0 .1%
$ 784,418 i Clarios Global LP LIBOR 12 M + 3.250% 6 .365% 04/30/26 $ 744,381
969,987 i Gates Global LLC LIBOR 12 M + 2.500% 5 .615 03/31/27 933,748
TOTAL AUTOMOBILES & COMPONENTS 1,678,129
CAPITAL GOODS - 0 .1%
354,113 i Clydesdale Acquisition Holdings, Inc SOFR 12M + 4.175% 7 .309 04/13/29 335,031
263,288 i Penn Engineering & Manufacturing Corp LIBOR 4 M + 2.750% 6 .424 06/27/24 256,047
3,054 i Proampac PG Borrower LLC LIBOR 4 M + 3.750% 6 .532 11/03/25 2,876
393,182 i SRAM LLC LIBOR 4 M + 2.750% 5 .556 05/18/28 372,540
743,484 i TransDigm, Inc LIBOR 4 M + 2.250% 5 .924 12/09/25 714,138
TOTAL CAPITAL GOODS 1,680,632
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
488,750 i Amentum Government Services Holdings LLC LIBOR 4 M + 4.000% 8 .170 01/29/27 468,386
548,625 i Amentum Government Services Holdings LLC SOFR 4M + 4.000% 7 .206 02/15/29 525,308
900,249 i Clean Harbors, Inc LIBOR 12 M + 1.750% 4 .865 06/28/24 899,011
499,880 i GFL Environmental, Inc LIBOR 4 M + 3.000% 5 .806 05/30/25 495,414
1,492,126 i Intrado Corp LIBOR 12 M + 4.000% 7 .115 10/10/24 1,287,317
1,132,493 i Prime Security Services Borrower LLC LIBOR 12 M + 2.750% 5 .303 09/23/26 1,099,493
447,056 i Spin Holdco, Inc LIBOR 4 M + 4.000% 7 .144 03/04/28 393,968
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,168,897
CONSUMER DURABLES & APPAREL - 0 .0%
992,500 i Conair Holdings LLC LIBOR 4 M + 3.750% 6 .000 05/17/28 841,764
847,875 i Crocs, Inc SOFR 12M + 3.500% 6 .784 02/20/29 800,712
TOTAL CONSUMER DURABLES & APPAREL 1,642,476
CONSUMER SERVICES - 0 .2%
292,515 i AlixPartners LLP LIBOR 12 M + 2.750% 5 .865 02/04/28 281,676
201,800 i Caesars Resort Collection LLC LIBOR 12 M + 3.500% 6 .615 07/21/25 199,307
440,543 i Carnival Corp LIBOR 4 M + 3.250% 6 .127 10/18/28 388,779
210,000 h,i Element Materials Technology Group US Holdings, Inc SOFR 3M + 4.250% 0 .000 04/12/29 198,188
455,000 h,i Element Materials Technology Group US Holdings, Inc SOFR 1M + 4.250% 6 .360 04/12/29 429,406
972,542 i Fertitta Entertainment LLC SOFR 1M + 4.000% 6 .455 01/27/29 904,970
480,057 i IRB Holding Corp SOFR 12M + 3.000% 5 .696 12/15/27 450,954
734,575 i KFC Holding Co LIBOR 12 M + 1.750% 4 .743 03/15/28 728,456
643,824 i Life Time, Inc LIBOR 4 M + 4.750% 7 .820 12/16/24 637,588
309,724 i Penn National Gaming, Inc SOFR 12M + 2.750% 5 .884 05/03/29 298,496
1,481,278 i Sophia LP LIBOR 4 M + 3.500% 7 .174 10/07/27 1,427,582
595,670 i Sterling Midco Holdings, Inc LIBOR 4 M + 3.500% 6 .570 06/19/24 589,344
TOTAL CONSUMER SERVICES 6,534,746
DIVERSIFIED FINANCIALS - 0 .0%
364,379 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 5 .365 03/24/25 352,537
370,045 i Reynolds Group Holdings, Inc LIBOR 12 M + 3.250% 6 .365 02/05/26 355,110
TOTAL DIVERSIFIED FINANCIALS 707,647
ENERGY - 0 .0%
633,750 i Delek US Holdings, Inc LIBOR 12 M + 5.500% 8 .615 03/31/25 631,640
193,674 i DT Midstream, Inc LIBOR 12 M + 2.000% 5 .125 06/26/28 194,071
TOTAL ENERGY 825,711
FOOD, BEVERAGE & TOBACCO - 0 .0%
586,501 i Froneri US, Inc LIBOR 12 M + 2.250% 5 .365 01/29/27 555,050
1,068 i Hearthside Food Solutions LLC LIBOR 4 M + 3.688% 6 .211 05/23/25 842
361,235 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 7 .174 03/31/28 325,964
TOTAL FOOD, BEVERAGE & TOBACCO 881,856

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
$ 204,178 i Change Healthcare Holdings LLC LIBOR 1 M + 2.500% 5 .024% 03/01/24 $ 203,810
154 i Da Vinci Purchaser Corp LIBOR 4 M + 4.000% 6 .250 01/08/27 145
606,897 i Global Medical Response, Inc LIBOR 12 M + 4.250% 7 .378 10/02/25 529,214
1,900,938 i Onex TSG Intermediate Corp LIBOR 12 M + 4.750% 7 .865 02/28/28 1,685,504
1,047,237 i RegionalCare Hospital Partners Holdings, Inc LIBOR 12 M + 3.750% 6 .871 11/16/25 976,360
1,000,000 i Select Medical Corp LIBOR 12 M + 2.500% 5 .620 03/06/25 969,690
1,159,243 i Surgery Center Holdings, Inc LIBOR 12 M + 3.750% 6 .510 08/31/26 1,102,951
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,467,674
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
714,125 i Energizer Holdings, Inc LIBOR 12 M + 2.250% 5 .313 12/22/27 684,668
876,982 i Weber-Stephen Products LLC LIBOR 12 M + 3.250% 6 .365 10/30/27 720,085
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,404,753
INSURANCE - 0 .1%
213,367 i Acrisure LLC LIBOR 12 M + 3.500% 6 .615 02/15/27 195,675
735,265 i Asurion LLC LIBOR 12 M + 3.250% 6 .365 12/23/26 625,438
425,000 i Asurion LLC LIBOR 12 M + 5.250% 8 .365 01/31/28 322,469
117,051 i Asurion LLC LIBOR 12 M + 5.250% 8 .365 01/31/28 100,151
475,187 i HUB International Ltd LIBOR 4 M + 3.250% 5 .982 04/25/25 458,646
474,485 i USI, Inc LIBOR 4 M + 2.750% 6 .424 05/16/24 462,969
TOTAL INSURANCE 2,165,348
MATERIALS - 0 .1%
677,046 i Asplundh Tree Expert LLC LIBOR 12 M + 1.750% 4 .865 09/07/27 661,511
660,809 i Berry Global, Inc LIBOR 4 M + 1.750% 4 .178 07/01/26 641,338
128,673 i H.B. Fuller Co LIBOR 12 M + 2.000% 5 .014 10/20/24 128,606
763,375 i Kloeckner Pentaplast of America, Inc SOFR 2M + 4.750% 8 .259 02/12/26 654,594
485,883 i Messer Industries USA, Inc LIBOR 4 M + 2.500% 4 .760 03/02/26 465,879
341,788 i Quikrete Holdings, Inc LIBOR 12 M + 2.625% 5 .740 02/01/27 328,995
291,490 i Tronox Finance LLC LIBOR 12 M + 2.250% 5 .365 03/10/28 277,717
1,447,789 i Zekelman Industries, Inc LIBOR 4 M + 2.000% 5 .604 01/24/27 1,393,497
TOTAL MATERIALS 4,552,137
MEDIA & ENTERTAINMENT - 0 .2%
485,805 i Altice Financing S.A. LIBOR 4 M + 2.750% 5 .262 01/31/26 456,049
606,600 i Arterra Wines Canada, Inc LIBOR 4 M + 3.500% 7 .142 11/24/27 571,721
196,500 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 6 .068 11/30/27 188,948
20,488 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 4 M + 6.000% 9 .642 11/24/25 20,008
264,998 i City Brewing Co LLC LIBOR 12 M + 3.500% 6 .185 04/05/28 208,907
714,125 i CNT Holdings I Corp SOFR 12M + 3.500% 6 .248 11/08/27 682,307
738,384 i CSC Holdings LLC LIBOR 12 M + 2.250% 5 .068 07/17/25 706,545
500,000 i Delta 2 Lux Sarl LIBOR 12 M + 2.500% 5 .615 02/01/24 495,178
972,556 †,i Diamond Sports Group LLC SOFR 12M + 8.000% 6 .458 05/25/26 194,511
142,084 i Diamond Sports Group LLC SOFR 12M + 8.000% 10 .696 05/25/26 137,111
728,000 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 8 .115 08/02/27 679,999
966,640 i INEOS US Petrochem LLC LIBOR 12 M + 2.750% 5 .865 01/29/26 904,214
798,000 i Mozart Borrower LP LIBOR 12 M + 3.250% 6 .365 10/23/28 735,281
1,498,750 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 5 .774 11/15/28 1,433,652
451,063 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 5 .617 02/15/28 324,343
401,963 i Radiate Holdco LLC LIBOR 12 M + 3.250% 6 .365 09/25/26 372,822
1,229,811 i Ryan Specialty Group LLC SOFR 12M + 3.000% 6 .134 09/01/27 1,192,916
275,000 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 6 .460 10/20/27 276,482
2,270 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 6 .871 07/30/27 2,181
459,949 i Univision Communications, Inc LIBOR 12 M + 3.250% 5 .774 03/15/26 437,598
TOTAL MEDIA & ENTERTAINMENT 10,020,773
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .1%
531,502 i Avantor, Inc LIBOR 12 M + 2.250% 5 .365 11/08/27 518,797
883,995 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 6 .615 05/05/28 856,132
450,452 i Organon & Co LIBOR 4 M + 3.000% 6 .188 06/02/28 441,443

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 296,258 i Perrigo Investments LLC SOFR 12M + 2.500% 5 .634% 04/20/29 $ 292,554
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,108,926
REAL ESTATE - 0 .0%
630,327 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 5 .865 08/21/25 603,989
TOTAL REAL ESTATE 603,989
RETAILING - 0 .1%
495,006 i Chariot Buyer LLC LIBOR 12 M + 3.500% 6 .615 11/03/28 451,488
607,247 h,i LS GROUP OPCO ACQUISITIO LIBOR 4 M + 3.250% 6 .580 11/02/27 582,957
228,051 i Men's Wearhouse LLC LIBOR 4 M + 8.000% 10 .782 12/01/25 223,966
494,986 i PetSmart, Inc LIBOR 12 M + 3.750% 6 .870 02/11/28 470,135
780,033 i Resideo Funding, Inc LIBOR 4 M + 2.250% 5 .180 02/11/28 759,074
955,406 i Staples, Inc LIBOR 4 M + 5.000% 7 .782 04/16/26 842,448
TOTAL RETAILING 3,330,068
SOFTWARE & SERVICES - 0 .1%
467,000 i Avaya Holdings Corp LIBOR 12 M + 4.250% 7 .068 12/15/27 255,243
883,091 i Camelot Finance S.A. LIBOR 12 M + 3.000% 6 .115 10/30/26 856,766
845,750 i Informatica LLC LIBOR 12 M + 2.750% 5 .875 10/27/28 823,553
506,730 i Light & Wonder, Inc SOFR 12M + 3.000% 5 .906 04/14/29 493,555
1,125 i Magenta Buyer LLC LIBOR 12 M + 4.750% 7 .870 07/27/28 1,019
817,000 i NortonLifeLock, Inc SOFR 12M + 2.000% 4 .848 09/12/29 787,179
117,600 i Presidio Holdings, Inc LIBOR 4 M + 3.500% 6 .310 01/22/27 114,072
471,438 i RealPage, Inc LIBOR 12 M + 3.000% 5 .524 04/24/28 442,890
645,135 i SS&C Technologies, Inc SOFR 12M + 2.250% 5 .384 03/22/29 629,007
456,884 i SS&C Technologies, Inc SOFR 12M + 2.250% 5 .384 03/22/29 445,462
122,824 i UKG, Inc LIBOR 4 M + 3.250% 5 .535 05/04/26 117,195
TOTAL SOFTWARE & SERVICES 4,965,941
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
567,812 i Ahead DB Holdings LLC LIBOR 4 M + 3.750% 7 .430 10/18/27 543,504
493,750 i Ingram Micro, Inc LIBOR 4 M + 3.500% 7 .174 06/30/28 482,024
450,000 i Match Group Holdings II LLC LIBOR 4 M + 1.750% 4 .692 02/13/27 435,375
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,460,903
TELECOMMUNICATION SERVICES - 0 .1%
484,843 i CommScope, Inc LIBOR 12 M + 3.250% 6 .365 04/06/26 449,086
687,621 h,i MLN US Holdco LLC LIBOR 4 M + 4.500% 8 .252 11/30/25 433,033
947,320 i SFR Group S.A. LIBOR 4 M + 3.688% 6 .200 01/31/26 862,061
623,553 i Zayo Group Holdings, Inc LIBOR 12 M + 3.000% 6 .115 03/09/27 524,099
TOTAL TELECOMMUNICATION SERVICES 2,268,279
TRANSPORTATION - 0 .1%
553,613 i Air Canada LIBOR 4 M + 3.500% 6 .421 08/11/28 527,861
750,000 i American Airlines, Inc LIBOR 4 M + 4.750% 7 .460 04/20/28 728,625
376,200 i CHG Healthcare Services, Inc LIBOR 12 M + 3.250% 6 .365 09/29/28 362,209
955,102 i Genesee & Wyoming, Inc LIBOR 4 M + 2.000% 5 .674 12/30/26 931,225
992,500 i Gulf Finance LLC LIBOR 12 M + 6.750% 9 .390 08/25/26 790,988
451,250 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 8 .777 06/21/27 454,393
987,500 i United Airlines, Inc LIBOR 4 M + 3.750% 6 .533 04/21/28 946,696
596,736 i XPO Logistics, Inc LIBOR 12 M + 1.750% 4 .383 02/24/25 582,143
TOTAL TRANSPORTATION 5,324,140
UTILITIES - 0 .1%
459,433 i AssuredPartners, Inc LIBOR 12 M + 3.500% 6 .615 02/12/27 435,887
385,843 i AssuredPartners, Inc LIBOR 12 M + 3.500% 6 .615 02/12/27 366,190
41,463 i Covanta Holding Corp LIBOR 12 M + 2.500% 5 .615 11/30/28 40,312
552,153 i Covanta Holding Corp LIBOR 12 M + 2.500% 5 .615 11/30/28 536,822
1,942,894 i Gopher Resource LLC LIBOR 12 M + 3.250% 6 .365 03/06/25 1,612,602
723,827 i Seattle SpinCo, Inc LIBOR 12 M + 2.750% 5 .865 06/21/24 709,803

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 579,563 i Seattle SpinCo, Inc SOFR 12M + 4.000% 7 .147% 02/26/27 $ 569,421
226,269 i Utz Quality Foods LLC SOFR 12M + 3.000% 6 .149 01/20/28 220,329
TOTAL UTILITIES 4,491,366
TOTAL BANK LOAN OBLIGATIONS 67,284,391
(Cost $72,303,117)
BONDS - 94.0%
CORPORATE BONDS - 37 .4%
AUTOMOBILES & COMPONENTS - 0 .7%
4,500,000 g Adient Global Holdings Ltd 4 .875 08/15/26 3,943,935
575,000 Dana, Inc 5 .375 11/15/27 487,312
350,000 Dana, Inc 5 .625 06/15/28 288,803
325,000 Dana, Inc 4 .250 09/01/30 238,047
1,000,000 e Ford Motor Co 7 .450 07/16/31 981,618
1,755,000 Ford Motor Co 3 .250 02/12/32 1,264,179
2,635,000 Ford Motor Co 6 .100 08/19/32 2,323,016
4,900,000 g Gates Global LLC 6 .250 01/15/26 4,508,000
3,300,000 General Motors Co 6 .125 10/01/25 3,301,429
4,750,000 General Motors Co 5 .400 10/15/29 4,379,722
1,350,000 General Motors Co 6 .600 04/01/36 1,262,149
3,325,000 General Motors Co 5 .200 04/01/45 2,531,725
750,000 General Motors Co 6 .750 04/01/46 682,882
5,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 4,008,108
250,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 212,350
1,450,000 Magna International, Inc 3 .625 06/15/24 1,421,609
1,000,000 g Nemak SAB de C.V. 3 .625 06/28/31 673,510
TOTAL AUTOMOBILES & COMPONENTS 32,508,394
BANKS - 7 .5%
2,000,000 e,g Akbank T.A.S. 6 .800 02/06/26 1,776,431
2,000,000 g Akbank T.A.S. 6 .797 04/27/28 1,745,520
1,500,000 g Akbank T.A.S. 6 .800 06/22/31 1,216,391
4,000,000 e Banco Bilbao Vizcaya Argentaria S.A. 6 .500 N/A‡ 3,471,240
2,500,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 1,926,421
1,855,000 g Banco do Brasil S.A. 3 .250 09/30/26 1,641,118
1,725,000 g Banco Industrial S.A. 4 .875 01/29/31 1,570,112
3,000,000 g Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 2,669,100
2,400,000 Banco Santander S.A. 5 .294 08/18/27 2,260,687
1,905,000 Banco Santander S.A. 3 .800 02/23/28 1,650,797
2,200,000 Banco Santander S.A. 7 .500 N/A‡ 2,046,273
3,800,000 Banco Santander S.A. 4 .750 N/A‡ 2,627,168
2,000,000 Bancolombia S.A. 4 .625 12/18/29 1,680,000
2,500,000 g Bangkok Bank PCL 4 .300 06/15/27 2,401,100
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,010,358
500,000 g Bangkok Bank PCL 5 .000 N/A‡ 442,500
2,000,000 g Banistmo S.A. 4 .250 07/31/27 1,800,303
4,000,000 g Bank Hapoalim BM 3 .255 01/21/32 3,319,832
3,000,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 2,542,500
19,525,000 Bank of America Corp 0 .810 10/24/24 18,564,352
22,795,000 Bank of America Corp 2 .592 04/29/31 18,077,826
9,225,000 Bank of America Corp 1 .922 10/24/31 6,823,708
3,925,000 Bank of America Corp 2 .572 10/20/32 3,001,951
4,750,000 Bank of America Corp 2 .972 02/04/33 3,713,318
4,400,000 Bank of America Corp 3 .846 03/08/37 3,549,932
5,700,000 Bank of America Corp 2 .676 06/19/41 3,681,380
2,850,000 Bank of America Corp 4 .375 N/A‡ 2,287,125
7,000,000 Bank of America Corp 6 .100 N/A‡ 6,710,270

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,000,000 Barclays plc 3 .932% 05/07/25 $ 2,885,203
450,000 Barclays plc 2 .279 11/24/27 376,884
2,225,000 Barclays plc 3 .330 11/24/42 1,406,892
1,855,000 Barclays plc 6 .125 N/A‡ 1,563,023
3,300,000 g BNP Paribas S.A. 2 .819 11/19/25 3,075,703
100,000 g BNP Paribas S.A. 4 .375 05/12/26 94,281
2,150,000 g BNP Paribas S.A. 1 .904 09/30/28 1,734,884
1,800,000 g BNP Paribas S.A. 2 .159 09/15/29 1,408,110
6,600,000 g BNP Paribas S.A. 2 .588 08/12/35 4,714,267
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,400,218
2,805,000 Citigroup, Inc 4 .300 11/20/26 2,654,059
695,000 Citigroup, Inc 4 .450 09/29/27 643,343
2,135,000 Citigroup, Inc 2 .572 06/03/31 1,679,216
9,125,000 Citigroup, Inc 2 .520 11/03/32 6,914,354
5,000,000 Citigroup, Inc 4 .910 05/24/33 4,599,979
2,500,000 Citigroup, Inc 6 .300 N/A‡ 2,328,220
5,000,000 Citigroup, Inc 6 .250 N/A‡ 4,782,500
3,700,000 Citigroup, Inc 5 .000 N/A‡ 3,292,547
1,075,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 952,700
4,950,000 Cooperatieve Rabobank UA 3 .750 07/21/26 4,559,962
1,525,000 g DBS Group Holdings Ltd 4 .520 12/11/28 1,513,070
1,775,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,768,256
2,450,000 Discover Bank 2 .450 09/12/24 2,317,304
800,000 Discover Bank 4 .250 03/13/26 756,913
1,625,000 Discover Bank 3 .450 07/27/26 1,479,290
1,375,000 Discover Bank 2 .700 02/06/30 1,079,409
2,500,000 g Grupo Aval Ltd 4 .375 02/04/30 1,810,500
2,160,000 g Hana Bank 3 .500 N/A‡ 1,934,078
1,300,000 HSBC Holdings plc 3 .900 05/25/26 1,218,383
4,325,000 HSBC Holdings plc 4 .292 09/12/26 4,079,036
8,750,000 HSBC Holdings plc 2 .251 11/22/27 7,351,652
2,250,000 HSBC Holdings plc 2 .013 09/22/28 1,798,343
2,950,000 HSBC Holdings plc 2 .206 08/17/29 2,282,607
2,200,000 HSBC Holdings plc 3 .973 05/22/30 1,861,907
990,000 Huntington Bancshares, Inc 4 .000 05/15/25 959,874
4,000,000 Huntington Bancshares, Inc 5 .625 N/A‡ 3,706,609
1,100,000 ING Groep NV 3 .950 03/29/27 1,011,780
3,000,000 ING Groep NV 3 .875 N/A‡ 1,949,550
3,000,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 2,595,541
700,000 JPMorgan Chase & Co 2 .700 05/18/23 693,280
660,000 JPMorgan Chase & Co 3 .900 07/15/25 638,271
350,000 JPMorgan Chase & Co 3 .200 06/15/26 324,925
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 5,927,185
13,880,000 JPMorgan Chase & Co 3 .702 05/06/30 12,117,071
7,725,000 JPMorgan Chase & Co 1 .953 02/04/32 5,714,421
2,750,000 JPMorgan Chase & Co 2 .525 11/19/41 1,716,786
12,350,000 JPMorgan Chase & Co 3 .157 04/22/42 8,455,720
1,250,000 JPMorgan Chase & Co 4 .260 02/22/48 986,429
2,500,000 i JPMorgan Chase & Co LIBOR 3 M + 3.320% 5 .597 N/A‡ 2,500,000
4,000,000 JPMorgan Chase & Co 5 .000 N/A‡ 3,607,000
2,000,000 JPMorgan Chase & Co 6 .100 N/A‡ 1,920,000
5,250,000 JPMorgan Chase & Co 3 .650 N/A‡ 4,251,511
890,000 Keycorp 5 .000 N/A‡ 789,229
3,000,000 Lloyds Banking Group plc 7 .500 N/A‡ 2,737,500
2,900,000 Lloyds Banking Group plc 6 .750 N/A‡ 2,601,978
4,175,000 M&T Bank Corp 3 .500 N/A‡ 3,112,804
1,800,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 1,669,730
3,000,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,516,250
1,700,000 NatWest Group plc 5 .516 09/30/28 1,613,426
4,900,000 g NBK SPC Ltd 1 .625 09/15/27 4,201,750

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,000,000 g NBK Tier  Financing Ltd 3 .625 % N/A‡ $ 2,547,156
665,000 g Oversea-Chinese Banking Corp Ltd 1 .832 09/10/30 594,975
2,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 2,463,559
5,225,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 3,899,300
2,500,000 i PNC Financial Services Group, Inc LIBOR 3 M + 3.678% 3 .804 N/A‡ 2,483,051
3,000,000 Royal Bank of Scotland Group plc 6 .000 N/A‡ 2,617,500
1,830,000 Santander Holdings USA, Inc 3 .400 01/18/23 1,822,296
3,675,000 Sumitomo Mitsui Financial Group, Inc 2 .778 10/18/22 3,673,563
1,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 1,439,454
1,500,000 SVB Financial Group 4 .100 N/A‡ 1,022,877
475,000 Toronto-Dominion Bank 3 .625 09/15/31 432,989
3,055,000 Truist Financial Corp 4 .800 N/A‡ 2,720,006
3,000,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 2,503,080
2,500,000 g Turkiye Vakiflar Bankasi TAO 6 .500 01/08/26 2,156,680
550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 447,610
2,100,000 g UBS Group AG. 3 .179 02/11/43 1,352,426
1,700,000 g United Overseas Bank Ltd 3 .750 04/15/29 1,655,212
3,000,000 g United Overseas Bank Ltd 2 .000 10/14/31 2,580,038
925,000 Wells Fargo & Co 3 .750 01/24/24 910,570
1,050,000 Wells Fargo & Co 3 .550 09/29/25 998,532
3,800,000 Wells Fargo & Co 3 .526 03/24/28 3,441,726
5,825,000 Wells Fargo & Co 2 .393 06/02/28 4,995,507
7,000,000 Wells Fargo & Co 3 .900 N/A‡ 5,919,375
1,500,000 Wells Fargo & Co 5 .875 N/A‡ 1,428,072
635,000 Westpac Banking Corp 2 .668 11/15/35 467,120
TOTAL BANKS 324,416,100
CAPITAL GOODS - 1 .0%
1,325,000 Air Lease Corp 3 .000 02/01/30 1,049,287
4,100,000 Air Lease Corp 3 .125 12/01/30 3,228,227
1,690,000 g Airbus SE 3 .150 04/10/27 1,561,582
600,000 g BAE Systems plc 1 .900 02/15/31 453,345
2,000,000 g BOC Aviation Ltd 3 .000 09/11/29 1,689,260
10,500,000 Boeing Co 2 .196 02/04/26 9,318,094
1,050,000 Boeing Co 3 .250 02/01/28 915,849
2,350,000 Boeing Co 2 .950 02/01/30 1,889,245
2,300,000 Boeing Co 3 .250 02/01/35 1,624,382
1,375,000 Boeing Co 5 .705 05/01/40 1,201,011
3,375,000 Boeing Co 5 .805 05/01/50 2,932,847
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,413,875
1,750,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 1,571,865
800,000 L3Harris Technologies, Inc 3 .850 06/15/23 796,192
500,000 g Land O' Lakes, Inc 8 .000 N/A‡ 480,000
75,000 Lockheed Martin Corp 1 .850 06/15/30 60,775
1,925,000 Northrop Grumman Corp 3 .250 01/15/28 1,751,571
2,625,000 Parker-Hannifin Corp 3 .250 06/14/29 2,311,336
199,000 Raytheon Technologies Corp 3 .650 08/16/23 197,067
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,157,674
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 872,805
1,725,000 Raytheon Technologies Corp 4 .500 06/01/42 1,475,181
325,000 g Rolls-Royce plc 5 .750 10/15/27 282,344
725,000 g WESCO Distribution, Inc 7 .250 06/15/28 710,102
TOTAL CAPITAL GOODS 42,943,916
COMMERCIAL & PROFESSIONAL SERVICES - 0 .5%
2,125,000 g ADT Corp 4 .875 07/15/32 1,713,733
1,395,000 g Albion Financing 1 SARL 6 .125 10/15/26 1,179,375
800,000 g ASGN, Inc 4 .625 05/15/28 688,441
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 795,743
370,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 316,558

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 250,000 g GFL Environmental, Inc 4 .250% 06/01/25 $ 234,455
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 915,000
250,000 g GFL Environmental, Inc 5 .125 12/15/26 232,811
3,150,000 g GFL Environmental, Inc 3 .500 09/01/28 2,656,426
775,000 g Prime Security Services Borrower LLC 5 .250 04/15/24 747,875
2,750,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 2,587,585
1,200,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 1,008,204
2,725,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 2,325,437
1,550,000 Republic Services, Inc 2 .900 07/01/26 1,423,901
200,000 g Ritchie Bros Auctioneers, Inc 5 .375 01/15/25 196,194
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,213,239
75,000 Verisk Analytics, Inc 3 .625 05/15/50 51,139
1,325,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 1,221,524
850,000 Waste Management, Inc 2 .500 11/15/50 517,635
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 20,025,275
CONSUMER DURABLES & APPAREL - 0 .3%
5,000,000 Lennar Corp 4 .750 11/29/27 4,616,500
369,000 Newell Brands, Inc 4 .875 06/01/25 356,712
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,163,520
5,000,000 PulteGroup, Inc 5 .000 01/15/27 4,848,957
TOTAL CONSUMER DURABLES & APPAREL 10,985,689
CONSUMER SERVICES - 0 .6%
8,000,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 7,684,563
2,830,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 2,459,496
1,825,000 g Cedar Fair LP 5 .500 05/01/25 1,755,522
2,300,000 g ENA Master Trust 4 .000 05/19/48 1,708,900
150,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 140,250
2,200,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,684,977
2,070,000 g International Game Technology plc 6 .500 02/15/25 2,064,825
400,000 g International Game Technology plc 4 .125 04/15/26 365,584
2,550,000 g Live Nation Entertainment, Inc 6 .500 05/15/27 2,453,738
425,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 335,880
2,150,000 McDonald's Corp 4 .600 09/09/32 2,054,028
2,355,000 i Nature Conservancy LIBOR 3 M + 1.080% 3 .862 02/01/24 2,350,766
1,665,000 Sands China Ltd 2 .800 03/08/27 1,322,959
450,000 g Wynn Macau Ltd 5 .625 08/26/28 299,754
TOTAL CONSUMER SERVICES 26,681,242
DIVERSIFIED FINANCIALS - 3 .8%
2,150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 1,838,667
5,500,000 AerCap Ireland Capital DAC 2 .450 10/29/26 4,639,837
2,650,000 AerCap Ireland Capital DAC 3 .000 10/29/28 2,125,209
1,250,000 AerCap Ireland Capital DAC 3 .300 01/30/32 940,085
750,000 AerCap Ireland Capital DAC 3 .850 10/29/41 498,192
2,312,000 American Express Co 3 .700 08/03/23 2,297,226
3,000,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,348,348
3,000,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 2,604,000
1,380,000 g Banco Mercantil del Norte S.A. 6 .750 N/A‡ 1,278,225
4,086,000 Bank of New York Mellon Corp 4 .700 N/A‡ 3,912,345
2,850,000 g BBVA Bancomer S.A. 5 .125 01/18/33 2,358,412
2,825,000 Capital One Bank USA NA 3 .375 02/15/23 2,813,351
75,000 Capital One Financial Corp 3 .750 03/09/27 69,045
3,940,000 e Capital One Financial Corp 3 .950 N/A‡ 3,092,900
6,675,000 Charles Schwab Corp 5 .375 N/A‡ 6,491,437
600,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 470,838
475,000 g Credit Suisse Group AG. 2 .193 06/05/26 413,007
5,900,000 g Credit Suisse Group AG. 1 .305 02/02/27 4,789,148
2,050,000 g Credit Suisse Group AG. 6 .442 08/11/28 1,906,396

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 4,075,000 Credit Suisse Group Funding Guernsey Ltd 3 .800% 06/09/23 $ 4,009,947
2,325,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 2,165,860
2,450,000 Deutsche Bank AG. 5 .371 09/09/27 2,364,596
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 1,845,396
6,400,000 Discover Financial Services 6 .125 N/A‡ 6,242,938
4,550,000 Equitable Holdings, Inc 4 .950 N/A‡ 4,265,625
1,140,000 Ford Motor Credit Co LLC 5 .584 03/18/24 1,117,542
1,400,000 Ford Motor Credit Co LLC 4 .000 11/13/30 1,092,000
4,868,000 GE Capital International Funding Co 4 .418 11/15/35 4,361,343
2,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 1,842,284
6,600,000 General Motors Financial Co, Inc 5 .000 04/09/27 6,256,199
8,225,000 General Motors Financial Co, Inc 2 .700 06/10/31 6,037,843
2,550,000 General Motors Financial Co, Inc 5 .700 N/A‡ 2,185,652
2,000,000 e General Motors Financial Co, Inc 5 .750 N/A‡ 1,622,432
1,250,000 Goldman Sachs Group, Inc 4 .000 03/03/24 1,231,610
1,000,000 Goldman Sachs Group, Inc 3 .500 04/01/25 955,203
11,100,000 Goldman Sachs Group, Inc 4 .482 08/23/28 10,417,312
2,500,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,937,820
710,000 Goldman Sachs Group, Inc 2 .650 10/21/32 544,192
1,065,000 Goldman Sachs Group, Inc 4 .017 10/31/38 841,159
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,100,964
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,004,047
6,050,000 Goldman Sachs Group, Inc 5 .500 N/A‡ 5,808,000
1,250,000 †,g,i Hestia Re Ltd SOFR + 9.500% 9 .500 04/22/25 62,500
2,000,000 g High Street Funding Trust I 4 .111 02/15/28 1,841,568
925,000 Icahn Enterprises LP 5 .250 05/15/27 809,847
3,850,000 Icahn Enterprises LP 4 .375 02/01/29 3,098,788
5,000,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 3,817,240
425,000 Legg Mason, Inc 3 .950 07/15/24 417,269
3,425,000 g LPL Holdings, Inc 4 .000 03/15/29 2,937,554
1,145,000 g Matterhorn Re Ltd 0 .000 12/07/22 1,099,200
500,000 g,i Matterhorn Re Ltd SOFR + 5.315% 5 .889 03/24/25 480,000
1,400,000 g Minejesa Capital BV 4 .625 08/10/30 1,155,000
1,000,000 g Minejesa Capital BV 5 .625 08/10/37 715,000
3,445,000 Morgan Stanley 2 .720 07/22/25 3,267,946
2,650,000 Morgan Stanley 2 .188 04/28/26 2,430,783
1,000,000 Morgan Stanley 4 .679 07/17/26 973,723
6,625,000 Morgan Stanley 3 .125 07/27/26 6,100,391
1,480,000 Morgan Stanley 3 .950 04/23/27 1,375,340
1,300,000 Morgan Stanley 1 .512 07/20/27 1,107,192
1,425,000 Morgan Stanley 2 .699 01/22/31 1,155,348
425,000 Morgan Stanley 1 .794 02/13/32 310,599
1,325,000 Morgan Stanley 1 .928 04/28/32 967,308
535,000 Morgan Stanley 2 .239 07/21/32 401,901
1,140,000 Northern Trust Corp 3 .950 10/30/25 1,112,949
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,047,718
2,375,000 g Power Finance Corp Ltd 3 .950 04/23/30 1,982,911
2,000,000 g REC Ltd 4 .750 05/19/23 1,992,181
1,830,000 e,g S&P Global, Inc 4 .250 05/01/29 1,718,890
1,000,000 SLM Corp 5 .500 01/25/23 994,447
2,100,000 g Societe Generale S.A. 4 .027 01/21/43 1,300,885
600,000 Springleaf Finance Corp 6 .125 03/15/24 577,914
1,350,000 Springleaf Finance Corp 5 .375 11/15/29 1,046,250
700,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 612,500
2,500,000 g UBS Group AG 7 .000 N/A‡ 2,365,500
260,000 Voya Financial, Inc 5 .700 07/15/43 233,470
TOTAL DIVERSIFIED FINANCIALS 163,646,744
ENERGY - 3 .7%
1,450,000 g Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,292,578

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 3,950,000 g Archrock Partners LP 6 .875% 04/01/27 $ 3,537,542
375,000 g Archrock Partners LP 6 .250 04/01/28 329,623
550,000 Cenovus Energy, Inc 2 .650 01/15/32 423,879
2,000,000 Cenovus Energy, Inc 5 .400 06/15/47 1,712,112
128,950 o Cloud Peak Energy, Inc 12 .000 05/01/25 112,187
2,125,000 g Cosan Ltd 5 .500 09/20/29 1,916,750
2,125,000 Diamondback Energy, Inc 3 .250 12/01/26 1,959,742
3,000,000 Diamondback Energy, Inc 3 .500 12/01/29 2,589,415
2,200,000 Diamondback Energy, Inc 3 .125 03/24/31 1,784,489
1,600,000 Diamondback Energy, Inc 4 .250 03/15/52 1,168,053
1,790,000 g DT Midstream, Inc 4 .125 06/15/29 1,512,550
1,490,000 g DT Midstream, Inc 4 .375 06/15/31 1,228,833
2,300,000 Ecopetrol S.A. 6 .875 04/29/30 1,931,798
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,592,500
2,000,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 1,565,000
2,340,000 Enbridge, Inc 5 .750 07/15/80 2,058,615
500,000 g Energean Israel Finance Ltd 4 .875 03/30/26 440,221
897,000 g Energean Israel Finance Ltd 5 .375 03/30/28 755,959
4,200,000 Energy Transfer LP 6 .500 N/A‡ 3,658,637
1,375,000 Energy Transfer Operating LP 2 .900 05/15/25 1,281,633
950,000 Energy Transfer Operating LP 4 .750 01/15/26 915,311
575,000 Energy Transfer Operating LP 5 .500 06/01/27 560,105
2,000,000 Energy Transfer Operating LP 4 .950 06/15/28 1,862,775
575,000 Energy Transfer Operating LP 5 .250 04/15/29 540,762
2,100,000 Energy Transfer Operating LP 6 .250 04/15/49 1,862,966
2,700,000 Energy Transfer Operating LP 5 .000 05/15/50 2,110,315
525,000 g EnLink Midstream LLC 5 .625 01/15/28 490,875
745,000 g EnLink Midstream LLC 6 .500 09/01/30 727,493
1,025,000 Enterprise Products Operating LLC 3 .700 02/15/26 977,866
1,550,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,335,117
200,000 Enterprise Products Operating LLC 2 .800 01/31/30 167,018
1,025,000 Enterprise Products Operating LLC 4 .250 02/15/48 790,486
2,105,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,607,401
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,197,331
825,000 Enterprise Products Operating LLC 3 .200 02/15/52 526,551
1,225,000 Enterprise Products Operating LLC 3 .300 02/15/53 796,946
450,000 g EQM Midstream Partners LP 6 .000 07/01/25 416,084
2,000,000 g EQM Midstream Partners LP 4 .500 01/15/29 1,611,356
850,000 g EQT Corp 3 .125 05/15/26 774,104
3,082,025 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,520,564
2,750,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,113,768
675,000 Genesis Energy LP 6 .500 10/01/25 610,267
3,750,000 Genesis Energy LP 6 .250 05/15/26 3,255,282
450,000 g Hilcorp Energy I LP 5 .750 02/01/29 393,419
450,000 g Hilcorp Energy I LP 6 .000 02/01/31 389,874
475,000 g Holly Energy Partners LP 6 .375 04/15/27 453,625
1,700,000 g KazMunayGas National Co JSC 5 .375 04/24/30 1,332,323
2,000,000 g KazMunayGas National Co JSC 3 .500 04/14/33 1,309,160
715,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 605,742
1,325,000 g Kosmos Energy Ltd 7 .750 05/01/27 1,053,375
2,025,000 g Leviathan Bond Ltd 6 .125 06/30/25 1,900,470
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 1,968,465
4,150,000 Marathon Petroleum Corp 4 .750 09/15/44 3,329,023
1,650,000 Marathon Petroleum Corp 5 .000 09/15/54 1,326,796
2,500,000 g MEG Energy Corp 7 .125 02/01/27 2,537,500
2,625,000 MPLX LP 1 .750 03/01/26 2,296,827
7,275,000 MPLX LP 2 .650 08/15/30 5,699,403
1,550,000 MPLX LP 4 .700 04/15/48 1,180,951
1,617,000 Murphy Oil Corp 5 .875 12/01/27 1,511,475
325,000 Occidental Petroleum Corp 5 .500 12/01/25 326,625

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 800,000 Occidental Petroleum Corp 5 .550% 03/15/26 $ 800,912
2,375,000 e Occidental Petroleum Corp 3 .500 08/15/29 2,169,943
1,100,000 ONEOK, Inc 4 .000 07/13/27 1,009,389
4,150,000 ONEOK, Inc 4 .550 07/15/28 3,799,384
3,050,000 ONEOK, Inc 4 .350 03/15/29 2,728,456
1,650,000 ONEOK, Inc 4 .500 03/15/50 1,193,236
2,000,000 g Parkland Corp 4 .500 10/01/29 1,614,641
1,260,000 g Parkland Corp 4 .625 05/01/30 1,021,451
5,000,000 g Pertamina Persero PT 1 .400 02/09/26 4,290,727
3,000,000 g Pertamina Persero PT 2 .300 02/09/31 2,250,408
2,000,000 Petrobras Global Finance BV 6 .900 03/19/49 1,663,600
1,992,000 Petroleos Mexicanos 6 .840 01/23/30 1,484,737
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 1,823,580
4,509,000 Petroleos Mexicanos 6 .700 02/16/32 3,163,627
2,700,000 Phillips 66 2 .150 12/15/30 2,080,248
1,450,000 Phillips 66 3 .300 03/15/52 949,203
715,000 g Phillips 66 Co 4 .680 02/15/45 589,219
475,000 Regency Energy Partners LP 4 .500 11/01/23 470,835
705,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 705,547
3,950,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 3,602,234
5,800,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 5,283,623
640,000 g Santos Finance Ltd 3 .649 04/29/31 497,355
2,675,000 g Saudi Arabian Oil Co 2 .250 11/24/30 2,153,508
820,000 Shell International Finance BV 3 .125 11/07/49 561,216
2,000,000 g SierraCol Energy Andina LLC 6 .000 06/15/28 1,299,317
455,000 Suncor Energy, Inc 6 .800 05/15/38 459,758
1,400,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,269,670
600,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 485,805
1,150,000 Sunoco LP 4 .500 05/15/29 953,983
1,525,000 Targa Resources Corp 4 .200 02/01/33 1,270,017
1,525,000 Targa Resources Corp 4 .950 04/15/52 1,173,338
525,000 Targa Resources Partners LP 6 .500 07/15/27 518,877
1,000,000 Targa Resources Partners LP 4 .000 01/15/32 824,705
2,000,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 1,562,240
3,300,000 Total Capital International S.A. 3 .127 05/29/50 2,278,782
3,440,000 TransCanada PipeLines Ltd 4 .250 05/15/28 3,184,500
1,750,000 TransCanada PipeLines Ltd 2 .500 10/12/31 1,346,415
2,000,000 TransCanada Trust 5 .500 09/15/79 1,730,000
1,242,000 g Tullow Oil plc 10 .250 05/15/26 1,049,490
1,600,000 USA Compression Partners LP 6 .875 04/01/26 1,472,000
1,075,000 USA Compression Partners LP 6 .875 09/01/27 976,987
1,800,000 Williams Cos, Inc 2 .600 03/15/31 1,411,381
TOTAL ENERGY 158,412,256
FOOD & STAPLES RETAILING - 0 .3%
2,350,000 Costco Wholesale Corp 1 .600 04/20/30 1,884,295
1,460,000 Kroger Co 3 .875 10/15/46 1,110,231
2,500,000 g MARB BondCo plc 3 .950 01/29/31 1,809,375
675,000 SYSCO Corp 3 .300 07/15/26 631,178
2,250,000 SYSCO Corp 3 .150 12/14/51 1,422,240
2,200,000 Walmart, Inc 1 .050 09/17/26 1,919,610
280,000 Walmart, Inc 2 .375 09/24/29 240,243
5,125,000 Walmart, Inc 1 .800 09/22/31 4,071,655
2,375,000 Walmart, Inc 2 .500 09/22/41 1,655,163
TOTAL FOOD & STAPLES RETAILING 14,743,990
FOOD, BEVERAGE & TOBACCO - 1 .1%
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 5,435,806
1,745,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,415,585
1,850,000 BAT Capital Corp 2 .259 03/25/28 1,471,487

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 3,650,000 BAT Capital Corp 4 .906% 04/02/30 $ 3,222,742
3,735,000 BAT Capital Corp 2 .726 03/25/31 2,779,635
1,100,000 BAT Capital Corp 4 .742 03/16/32 920,193
4,400,000 BAT International Finance plc 4 .448 03/16/28 3,921,533
2,000,000 g BRF S.A. 5 .750 09/21/50 1,378,075
2,700,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,278,125
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,587,525
3,000,000 g Coca-Cola Icecek AS. 4 .500 01/20/29 2,453,111
450,000 Constellation Brands, Inc 4 .400 11/15/25 440,570
450,000 Constellation Brands, Inc 3 .700 12/06/26 422,860
1,625,000 Constellation Brands, Inc 3 .150 08/01/29 1,395,952
2,350,000 Constellation Brands, Inc 2 .875 05/01/30 1,949,202
1,700,000 Constellation Brands, Inc 2 .250 08/01/31 1,305,903
900,000 g Corp Lindley S.A. 4 .625 04/12/23 895,230
1,650,000 Diageo Capital plc 2 .125 10/24/24 1,566,621
2,425,000 Diageo Capital plc 2 .375 10/24/29 2,028,039
1,150,000 Diageo Capital plc 2 .000 04/29/30 921,501
1,700,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,414,009
2,000,000 g NBM US Holdings, Inc 6 .625 08/06/29 1,824,753
1,500,000 g Primo Water Holdings, Inc 4 .375 04/30/29 1,220,146
2,250,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 2,023,875
5,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 3,636,975
TOTAL FOOD, BEVERAGE & TOBACCO 47,909,453
HEALTH CARE EQUIPMENT & SERVICES - 1 .7%
450,000 Abbott Laboratories 5 .300 05/27/40 449,723
4,200,000 Anthem, Inc 2 .250 05/15/30 3,388,055
1,660,000 Becton Dickinson & Co 2 .823 05/20/30 1,389,315
1,200,000 Boston Scientific Corp 2 .650 06/01/30 995,685
1,640,000 Centene Corp 2 .450 07/15/28 1,335,321
6,410,000 Centene Corp 3 .000 10/15/30 5,076,335
2,750,000 g CHS/Community Health Systems, Inc 8 .000 03/15/26 2,380,915
1,250,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 870,313
1,525,000 Cigna Corp 3 .200 03/15/40 1,096,304
7,450,000 CVS Health Corp 1 .750 08/21/30 5,702,502
5,175,000 CVS Health Corp 4 .780 03/25/38 4,536,933
1,400,000 CVS Health Corp 2 .700 08/21/40 919,004
4,925,000 CVS Health Corp 5 .050 03/25/48 4,337,262
5,400,000 Encompass Health Corp 4 .500 02/01/28 4,625,059
9,000,000 HCA, Inc 3 .500 09/01/30 7,431,480
2,075,000 g HCA, Inc 3 .625 03/15/32 1,678,752
1,320,000 HCA, Inc 5 .500 06/15/47 1,115,129
1,700,000 g HCA, Inc 4 .625 03/15/52 1,276,875
3,500,000 g Hologic, Inc 3 .250 02/15/29 2,862,257
1,800,000 Humana, Inc 3 .950 03/15/27 1,687,550
2,000,000 Humana, Inc 2 .150 02/03/32 1,519,768
990,000 g LifePoint Health, Inc 4 .375 02/15/27 818,068
3,700,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 3,054,110
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,349,844
375,000 g Tenet Healthcare Corp 4 .625 06/15/28 327,737
3,400,000 g Tenet Healthcare Corp 6 .125 10/01/28 2,978,702
5,600,000 g Tenet Healthcare Corp 4 .375 01/15/30 4,674,320
2,650,000 UnitedHealth Group, Inc 2 .950 10/15/27 2,417,394
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 2,916,273
1,085,000 UnitedHealth Group, Inc 3 .750 10/15/47 833,166
TOTAL HEALTH CARE EQUIPMENT & SERVICES 75,044,151
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
875,000 Church & Dwight Co, Inc 2 .300 12/15/31 686,799
1,850,000 Church & Dwight Co, Inc 5 .000 06/15/52 1,704,455

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 550,000 Colgate-Palmolive Co 3 .250% 08/15/32 $ 490,121
2,000,000 g GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 1,813,804
3,200,000 g GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 2,713,838
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,409,017
INSURANCE - 0 .7%
1,550,000 g Acrisure LLC 4 .250 02/15/29 1,214,704
150,000 Aetna, Inc 6 .625 06/15/36 152,949
53,000 Aflac, Inc 6 .450 08/15/40 54,432
1,000,000 g,i Alamo Re Ltd 7 .250 06/07/25 968,500
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 704,697
325,000 g AmWINS Group, Inc 4 .875 06/30/29 269,770
1,250,000 Aon Corp 2 .800 05/15/30 1,036,373
2,425,000 Aon plc 3 .500 06/14/24 2,365,549
500,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 420,292
400,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 332,421
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,502,569
700,000 CNA Financial Corp 3 .950 05/15/24 686,478
550,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 495,315
1,690,000 g Five Corners Funding Trust II 2 .850 05/15/30 1,391,060
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 6,263,798
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 198,901
850,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 519,198
1,521,000 g Liberty Mutual Group, Inc 4 .569 02/01/29 1,400,946
1,750,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 1,177,435
1,750,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 1,508,471
375,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 361,847
875,000 MetLife, Inc 3 .600 11/13/25 842,487
625,000 MetLife, Inc 5 .000 07/15/52 569,726
3,920,000 MetLife, Inc 3 .850 N/A‡ 3,506,812
500,000 Principal Financial Group, Inc 2 .125 06/15/30 391,062
500,000 Prudential Financial, Inc 3 .905 12/07/47 379,992
1,050,000 Reinsurance Group of America, Inc 3 .900 05/15/29 935,392
850,000 Willis North America, Inc 3 .600 05/15/24 825,280
TOTAL INSURANCE 31,476,456
MATERIALS - 1 .9%
2,650,000 Albemarle Corp 4 .650 06/01/27 2,540,142
1,125,000 g Alpek SAB de C.V. 4 .250 09/18/29 929,824
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 2,893,625
875,000 g Anglo American Capital plc 3 .875 03/16/29 751,900
1,350,000 g Anglo American Capital plc 2 .625 09/10/30 1,039,144
4,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 3,486,779
3,050,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 2,364,106
1,225,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 999,551
2,425,000 Ball Corp 2 .875 08/15/30 1,861,054
270,000 Bemis Co, Inc 3 .100 09/15/26 248,712
1,200,000 Bemis Co, Inc 2 .630 06/19/30 964,102
5,375,000 Berry Global, Inc 1 .570 01/15/26 4,686,062
3,125,000 Berry Global, Inc 1 .650 01/15/27 2,591,273
1,145,000 g CANPACK S.A. 3 .125 11/01/25 995,779
2,500,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 2,071,400
1,500,000 g Cemex SAB de C.V. 5 .450 11/19/29 1,340,625
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,231,524
725,000 e,g Constellium SE 3 .750 04/15/29 529,309
2,000,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,667,580
5,805,000 DowDuPont, Inc 4 .493 11/15/25 5,702,009
1,605,000 DowDuPont, Inc 4 .725 11/15/28 1,526,302
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,349,099
1,785,000 g Freeport Indonesia PT 5 .315 04/14/32 1,477,087

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 2,500,000 Freeport-McMoRan, Inc 5 .450% 03/15/43 $ 2,085,750
700,000 g Fresnillo plc 4 .250 10/02/50 481,250
1,850,000 g GCC SAB de C.V. 3 .614 04/20/32 1,496,169
1,250,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,174,096
485,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 432,743
377,000 Mosaic Co 4 .875 11/15/41 305,145
1,200,000 Newmont Corp 2 .250 10/01/30 928,259
1,665,000 Newmont Corp 2 .600 07/15/32 1,269,473
3,000,000 g Nova Chemicals Corp 4 .875 06/01/24 2,818,860
2,500,000 Nutrien Ltd 2 .950 05/13/30 2,089,618
1,920,000 g OCI NV 4 .625 10/15/25 1,783,650
1,100,000 g OCP S.A. 3 .750 06/23/31 830,200
1,975,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,668,875
2,900,000 g PolyOne Corp 5 .750 05/15/25 2,798,355
2,575,000 Sasol Financing USA LLC 4 .375 09/18/26 2,246,650
4,500,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 3,086,865
2,200,000 g Standard Industries, Inc 5 .000 02/15/27 1,946,802
2,100,000 Suzano Austria GmbH 2 .500 09/15/28 1,642,494
3,000,000 Suzano Austria GmbH 3 .125 01/15/32 2,159,100
911,000 g Tronox, Inc 4 .625 03/15/29 674,140
2,675,000 g UltraTech Cement Ltd 2 .800 02/16/31 2,065,903
815,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 625,912
534,000 g Volcan Cia Minera SAA 4 .375 02/11/26 440,550
800,000 g WR Grace Holdings LLC 5 .625 08/15/29 600,000
1,000,000 WRKCo, Inc 4 .900 03/15/29 956,005
1,500,000 WRKCo, Inc 3 .000 06/15/33 1,160,585
TOTAL MATERIALS 84,014,437
MEDIA & ENTERTAINMENT - 2 .5%
875,000 Activision Blizzard, Inc 3 .400 09/15/26 825,724
1,100,000 Activision Blizzard, Inc 1 .350 09/15/30 834,830
2,030,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,447,598
3,985,419 g Alfa Desarrollo S.p.A 4 .550 09/27/51 2,630,376
2,500,000 g Arches Buyer, Inc 4 .250 06/01/28 1,950,000
1,275,000 Baidu, Inc 4 .375 05/14/24 1,257,139
1,550,000 Baidu, Inc 1 .625 02/23/27 1,314,807
1,500,000 g BOC Aviation USA Corp 1 .625 04/29/24 1,416,197
500,000 g,i Bonanza RE Ltd SOFR + 5.750% 9 .031 03/16/25 5,000
1,175,000 g Cable Onda S.A. 4 .500 01/30/30 925,009
6,000,000 g CCO Holdings LLC 5 .125 05/01/27 5,415,000
1,800,000 g CCO Holdings LLC 4 .500 08/15/30 1,423,512
2,875,000 Charter Communications Operating LLC 2 .250 01/15/29 2,251,047
475,000 Charter Communications Operating LLC 2 .800 04/01/31 359,075
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,172,556
1,465,000 Charter Communications Operating LLC 5 .125 07/01/49 1,073,899
8,150,000 Charter Communications Operating LLC 4 .800 03/01/50 5,879,326
5,000,000 Comcast Corp 4 .150 10/15/28 4,722,316
2,975,000 Comcast Corp 3 .200 07/15/36 2,300,335
1,000,000 Comcast Corp 3 .900 03/01/38 815,197
15,185,000 Comcast Corp 2 .887 11/01/51 9,509,317
5,000,000 g CSC Holdings LLC 5 .500 04/15/27 4,400,000
1,225,000 g CT Trust 5 .125 02/03/32 921,813
985,000 g DIRECTV Holdings LLC 5 .875 08/15/27 849,178
446,000 Discovery Communications LLC 2 .950 03/20/23 442,087
1,500,000 DISH DBS Corp 5 .000 03/15/23 1,470,465
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,061,125
2,075,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 1,778,004
3,000,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 2,054,018
2,785,000 Grupo Televisa SAB 6 .625 01/15/40 2,733,149
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,113,732

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 3,000,000 Lamar Media Corp 4 .875% 01/15/29 $ 2,674,029
1,000,000 Lamar Media Corp 4 .000 02/15/30 837,880
825,000 Lamar Media Corp 3 .625 01/15/31 648,871
1,275,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 960,160
1,250,000 g Magallanes, Inc 4 .279 03/15/32 1,028,353
6,475,000 g Magallanes, Inc 5 .050 03/15/42 4,844,879
3,000,000 g Medco Laurel Tree Pte Ltd 6 .950 11/12/28 2,327,910
1,625,000 g Meta Platforms, Inc 4 .450 08/15/52 1,326,134
2,445,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,011,013
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,949,353
1,850,000 e,g Natura &Co Luxembourg Holdings Sarl 6 .000 04/19/29 1,523,142
825,000 g News Corp 3 .875 05/15/29 700,310
3,500,000 Paramount Global 6 .375 03/30/62 3,023,645
1,525,000 g Rackspace Technology Global, Inc 3 .500 02/15/28 1,008,406
590,000 g Sirius XM Radio, Inc 3 .125 09/01/26 518,153
2,725,000 g Sirius XM Radio, Inc 4 .000 07/15/28 2,317,831
1,575,000 g Sirius XM Radio, Inc 4 .125 07/01/30 1,280,223
800,000 Smithsonian Institution 0 .974 09/01/23 773,645
1,000,000 Smithsonian Institution 1 .118 09/01/24 934,801
1,600,000 Smithsonian Institution 1 .514 09/01/26 1,423,210
1,625,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 1,508,559
1,225,000 g TEGNA, Inc 4 .750 03/15/26 1,181,880
850,000 TEGNA, Inc 4 .625 03/15/28 784,765
1,230,000 Time Warner Cable LLC 5 .875 11/15/40 1,012,553
475,000 Time Warner Cable LLC 4 .500 09/15/42 327,943
1,275,000 g Univision Communications, Inc 4 .500 05/01/29 1,039,724
725,000 g Univision Communications, Inc 7 .375 06/30/30 691,864
515,000 ViacomCBS, Inc 5 .850 09/01/43 410,563
125,000 Walt Disney Co 7 .625 11/30/28 138,931
1,825,000 Weibo Corp 3 .375 07/08/30 1,339,651
TOTAL MEDIA & ENTERTAINMENT 107,900,212
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .0%
850,000 AbbVie, Inc 2 .850 05/14/23 840,700
2,625,000 AbbVie, Inc 3 .800 03/15/25 2,542,323
8,725,000 AbbVie, Inc 4 .050 11/21/39 7,018,523
1,450,000 AbbVie, Inc 4 .400 11/06/42 1,204,156
580,000 AbbVie, Inc 4 .450 05/14/46 471,364
2,950,000 AbbVie, Inc 4 .250 11/21/49 2,368,164
625,000 AstraZeneca Finance LLC 2 .250 05/28/31 507,936
6,000,000 AstraZeneca plc 1 .375 08/06/30 4,630,706
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,334,918
2,040,000 g Avantor Funding, Inc 3 .875 11/01/29 1,656,888
750,000 Bristol-Myers Squibb Co 2 .350 11/13/40 500,609
1,700,000 Bristol-Myers Squibb Co 3 .550 03/15/42 1,329,969
1,090,000 Danaher Corp 2 .800 12/10/51 701,241
450,000 Gilead Sciences, Inc 4 .000 09/01/36 373,971
3,900,000 Gilead Sciences, Inc 2 .800 10/01/50 2,408,507
900,000 Johnson & Johnson 3 .400 01/15/38 748,375
1,325,000 Merck & Co, Inc 2 .750 12/10/51 862,954
1,450,000 Mylan, Inc 4 .550 04/15/28 1,280,768
3,150,000 g Organon Finance   LLC 5 .125 04/30/31 2,580,354
6,950,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 5,493,873
600,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 424,578
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 2,461,500
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 887,529
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 42,629,906

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE - 1 .7%
$ 2,050,000 Agree LP 2 .000% 06/15/28 $ 1,652,091
350,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 330,952
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 415,518
1,650,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 1,560,769
1,125,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 790,686
875,000 American Tower Corp 5 .000 02/15/24 874,512
1,425,000 American Tower Corp 2 .950 01/15/25 1,348,193
475,000 American Tower Corp 3 .375 10/15/26 434,025
1,200,000 American Tower Corp 3 .600 01/15/28 1,064,779
1,480,000 American Tower Corp 3 .800 08/15/29 1,298,290
4,100,000 American Tower Corp 2 .900 01/15/30 3,370,232
825,000 American Tower Corp 2 .100 06/15/30 631,939
1,390,000 American Tower Corp 1 .875 10/15/30 1,028,637
950,000 Brandywine Operating Partnership LP 4 .100 10/01/24 916,596
1,750,000 Brixmor Operating Partnership LP 3 .850 02/01/25 1,681,628
350,000 Brixmor Operating Partnership LP 2 .250 04/01/28 282,520
400,000 Brixmor Operating Partnership LP 2 .500 08/16/31 291,532
775,000 Crown Castle International Corp 3 .650 09/01/27 701,573
2,025,000 Crown Castle International Corp 2 .250 01/15/31 1,546,280
3,525,000 Crown Castle International Corp 2 .100 04/01/31 2,641,807
1,775,000 CubeSmart LP 2 .250 12/15/28 1,441,133
1,850,000 g Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 1,715,967
625,000 Duke Realty LP 2 .875 11/15/29 532,228
590,000 Equinix, Inc 2 .150 07/15/30 452,331
2,375,000 Essential Properties LP 2 .950 07/15/31 1,734,538
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,570,514
600,000 Federal Realty Investment Trust 1 .250 02/15/26 527,970
4,980,000 g HAT Holdings I LLC 3 .375 06/15/26 3,996,450
1,500,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,430,633
1,500,000 Healthcare Realty Holdings LP 3 .625 01/15/28 1,320,601
525,000 Healthcare Realty Holdings LP 2 .400 03/15/30 402,161
550,000 Healthcare Realty Holdings LP 2 .050 03/15/31 400,396
1,225,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 1,128,626
3,055,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 2,501,955
375,000 Highwoods Realty LP 3 .875 03/01/27 343,941
725,000 Highwoods Realty LP 4 .125 03/15/28 653,801
700,000 Highwoods Realty LP 4 .200 04/15/29 612,146
3,369,000 Highwoods Realty LP 2 .600 02/01/31 2,525,954
1,225,000 g Howard Hughes Corp 4 .125 02/01/29 946,313
460,000 Hudson Pacific Properties LP 3 .950 11/01/27 410,540
1,075,000 Hudson Pacific Properties LP 4 .650 04/01/29 955,045
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,068,480
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,069,464
1,285,000 Life Storage LP 2 .400 10/15/31 964,523
1,500,000 Mid-America Apartments LP 4 .300 10/15/23 1,489,044
1,000,000 Mid-America Apartments LP 3 .750 06/15/24 977,711
850,000 Mid-America Apartments LP 4 .000 11/15/25 821,466
3,925,000 Mid-America Apartments LP 2 .750 03/15/30 3,269,324
1,625,000 Mid-America Apartments LP 1 .700 02/15/31 1,227,388
1,000,000 Mid-America Apartments LP 2 .875 09/15/51 624,638
550,000 National Retail Properties, Inc 4 .000 11/15/25 525,784
600,000 National Retail Properties, Inc 3 .600 12/15/26 554,592
875,000 Regency Centers LP 3 .900 11/01/25 825,473
425,000 Regency Centers LP 3 .600 02/01/27 394,789
1,650,000 Regency Centers LP 2 .950 09/15/29 1,368,466
1,700,000 Retail Properties of America, Inc 4 .750 09/15/30 1,477,593
3,500,000 g SBA Tower Trust 1 .631 11/15/26 2,983,440
789,000 g SBA Tower Trust 2 .328 01/15/28 663,129
603,000 SITE Centers Corp 3 .625 02/01/25 569,985
3,820,000 SITE Centers Corp 4 .250 02/01/26 3,603,700

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 650,000 SITE Centers Corp 4 .700% 06/01/27 $ 599,120
400,000 Weingarten Realty Investors 4 .450 01/15/24 395,306
925,000 Weingarten Realty Investors 3 .850 06/01/25 884,445
300,000 Weingarten Realty Investors 3 .250 08/15/26 277,075
650,000 Weyerhaeuser Co 4 .000 03/09/52 476,016
TOTAL REAL ESTATE 75,576,753
RETAILING - 0 .7%
2,670,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 2,134,318
755,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 581,396
1,800,000 AutoNation, Inc 3 .800 11/15/27 1,592,929
250,000 AutoNation, Inc 2 .400 08/01/31 177,400
1,950,000 AutoZone, Inc 1 .650 01/15/31 1,448,529
300,000 Chevron USA, Inc 3 .900 11/15/24 295,318
1,350,000 Genuine Parts Co 2 .750 02/01/32 1,044,835
3,900,000 g JSM Global Sarl 4 .750 10/20/30 2,739,750
1,225,000 g Kia Corp 2 .750 02/14/27 1,084,045
925,000 g L Brands, Inc 6 .625 10/01/30 804,750
800,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 619,493
2,175,000 g Lithia Motors, Inc 4 .625 12/15/27 1,889,199
1,900,000 g Magic Mergeco, Inc 5 .250 05/01/28 1,333,762
790,000 O'Reilly Automotive, Inc 3 .550 03/15/26 752,821
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,299,984
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,123,220
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,645,884
2,000,000 g Prosus NV 3 .832 02/08/51 1,109,844
5,000,000 g Staples, Inc 7 .500 04/15/26 4,198,050
550,000 g Superior Plus LP 4 .500 03/15/29 454,223
2,550,000 Target Corp 2 .350 02/15/30 2,128,152
TOTAL RETAILING 28,457,902
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
5,650,000 g Broadcom, Inc 2 .450 02/15/31 4,258,061
2,003,000 g Broadcom, Inc 3 .469 04/15/34 1,502,759
3,736,000 g Broadcom, Inc 3 .187 11/15/36 2,555,223
3,183,000 g Broadcom, Inc 4 .926 05/15/37 2,624,611
1,035,000 Intel Corp 3 .734 12/08/47 768,890
700,000 Lam Research Corp 3 .750 03/15/26 671,310
775,000 Lam Research Corp 4 .000 03/15/29 725,152
3,595,000 NVIDIA Corp 2 .000 06/15/31 2,826,829
1,425,000 NXP BV 3 .875 06/18/26 1,329,949
1,175,000 NXP BV 4 .400 06/01/27 1,108,366
725,000 NXP BV 3 .400 05/01/30 604,206
1,575,000 NXP BV 3 .125 02/15/42 1,002,997
700,000 Texas Instruments, Inc 2 .625 05/15/24 681,709
505,000 Texas Instruments, Inc 4 .150 05/15/48 430,592
2,000,000 TSMC Arizona Corp 4 .125 04/22/29 1,884,282
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 22,974,936
SOFTWARE & SERVICES - 0 .6%
2,975,000 Adobe, Inc 2 .300 02/01/30 2,471,543
265,000 g CA Magnum Holdings 5 .375 10/31/26 222,623
425,000 g Camelot Finance S.A. 4 .500 11/01/26 384,544
690,000 g Clarivate Science Holdings Corp 3 .875 07/01/28 569,112
2,135,000 Fiserv, Inc 3 .500 07/01/29 1,857,533
900,000 g Gartner, Inc 3 .750 10/01/30 736,780
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,158,660
3,000,000 Microsoft Corp 2 .400 08/08/26 2,777,052
1,165,000 Microsoft Corp 3 .300 02/06/27 1,110,155
1,149,000 Microsoft Corp 2 .525 06/01/50 750,691

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 2,270,000 g NortonLifeLock, Inc 6 .750% 09/30/27 $ 2,178,133
2,830,000 g Open Text Corp 3 .875 12/01/29 2,179,751
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 439,236
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,075,490
4,100,000 Roper Technologies, Inc 2 .000 06/30/30 3,139,215
3,525,000 salesforce.com, Inc 2 .700 07/15/41 2,426,791
550,000 Visa, Inc 2 .700 04/15/40 397,595
TOTAL SOFTWARE & SERVICES 23,874,904
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
1,470,000 Amphenol Corp 2 .800 02/15/30 1,235,927
5,575,000 Apple, Inc 2 .450 08/04/26 5,140,611
10,350,000 Apple, Inc 2 .050 09/11/26 9,413,353
1,000,000 Apple, Inc 3 .850 05/04/43 839,002
640,000 Apple, Inc 4 .650 02/23/46 598,472
290,000 Corning, Inc 4 .375 11/15/57 215,240
1,805,000 Dell International LLC 5 .300 10/01/29 1,681,791
875,000 Flex Ltd 4 .875 06/15/29 790,824
4,125,000 g Imola Merger Corp 4 .750 05/15/29 3,480,056
1,500,000 e,g Lenovo Group Ltd 3 .421 11/02/30 1,133,686
975,000 g Sensata Technologies BV 4 .000 04/15/29 806,802
450,000 Tyco Electronics Group S.A. 3 .700 02/15/26 433,029
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 25,768,793
TELECOMMUNICATION SERVICES - 2 .2%
3,825,000 g Altice France S.A. 5 .125 07/15/29 2,857,696
3,075,000 g America Movil SAB de C.V. 5 .375 04/04/32 2,645,976
6,563,000 AT&T, Inc 2 .550 12/01/33 4,858,874
2,085,000 AT&T, Inc 4 .500 05/15/35 1,805,763
1,700,000 AT&T, Inc 3 .500 06/01/41 1,224,480
13,725,000 AT&T, Inc 3 .550 09/15/55 9,015,074
4,917,000 AT&T, Inc 3 .800 12/01/57 3,321,653
7,083,000 AT&T, Inc 3 .650 09/15/59 4,589,079
5,000,000 g Bharti Airtel Ltd 3 .250 06/03/31 4,022,300
3,200,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,594,598
2,575,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 1,892,625
1,925,000 g Iliad Holding SASU 6 .500 10/15/26 1,683,220
2,268,000 g Millicom International Cellular S.A. 5 .125 01/15/28 1,890,055
1,175,000 g Millicom International Cellular S.A. 4 .500 04/27/31 837,704
2,150,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 2,062,507
370,000 Orange S.A. 5 .375 01/13/42 346,158
1,875,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,734,781
1,150,000 Telefonica Emisiones SAU 4 .895 03/06/48 837,430
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,355,000
800,000 T-Mobile USA, Inc 2 .250 02/15/26 715,824
10,850,000 T-Mobile USA, Inc 2 .625 02/15/29 8,958,194
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 7,672,685
750,000 T-Mobile USA, Inc 3 .000 02/15/41 501,256
725,000 T-Mobile USA, Inc 4 .500 04/15/50 580,402
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 1,954,496
950,000 Verizon Communications, Inc 1 .680 10/30/30 711,961
750,000 Verizon Communications, Inc 1 .750 01/20/31 562,473
3,050,000 Verizon Communications, Inc 2 .550 03/21/31 2,435,206
1,158,000 Verizon Communications, Inc 2 .355 03/15/32 887,984
13,850,000 Verizon Communications, Inc 2 .650 11/20/40 9,026,829
5,335,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 4,115,931
2,850,000 Vodafone Group plc 4 .375 02/19/43 2,180,125
2,620,000 Vodafone Group plc 4 .250 09/17/50 1,875,302

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 6,000,000 Vodafone Group plc 4 .125% 06/04/81 $ 4,155,000
TOTAL TELECOMMUNICATION SERVICES 96,908,641
TRANSPORTATION - 0 .6%
3,600,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,586,782
3,000,000 g AerCap Global Aviation 6 .500 06/15/45 2,737,500
1,800,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 1,224,125
5,500,000 Canadian Pacific Railway Co 2 .050 03/05/30 4,409,140
750,000 Canadian Pacific Railway Co 3 .100 12/02/51 492,338
2,750,000 g Cargo Aircraft Management, Inc 4 .750 02/01/28 2,366,952
1,990,000 CSX Corp 3 .250 06/01/27 1,829,448
700,000 CSX Corp 3 .800 03/01/28 656,518
3,295,000 CSX Corp 4 .250 03/15/29 3,105,480
1,000,000 g DP World Ltd 5 .625 09/25/48 870,119
2,235,000 g First Student Bidco, Inc 4 .000 07/31/29 1,810,800
3,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,624,847
727,859 g Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 620,500
1,550,000 Union Pacific Corp 2 .891 04/06/36 1,181,097
1,880,000 Union Pacific Corp 3 .839 03/20/60 1,395,983
TOTAL TRANSPORTATION 27,911,629
UTILITIES - 3 .0%
1,525,000 g Access Bank plc 6 .125 09/21/26 1,141,565
325,000 AEP Transmission Co LLC 3 .100 12/01/26 303,126
350,000 AEP Transmission Co LLC 4 .000 12/01/46 274,121
1,585,000 AEP Transmission Co LLC 2 .750 08/15/51 990,317
1,400,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,036,600
700,000 Alabama Power Co 4 .150 08/15/44 567,097
1,350,000 Ameren Corp 1 .750 03/15/28 1,114,330
525,000 American Water Capital Corp 3 .000 12/01/26 481,886
1,927,000 American Water Capital Corp 2 .800 05/01/30 1,628,428
5,000,000 American Water Capital Corp 2 .300 06/01/31 3,963,260
500,000 American Water Capital Corp 4 .000 12/01/46 390,092
900,000 American Water Capital Corp 3 .750 09/01/47 675,372
400,000 AmeriGas Partners LP 5 .875 08/20/26 362,465
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,330,751
250,000 Atmos Energy Corp 4 .125 10/15/44 202,246
1,325,000 Baltimore Gas & Electric Co 3 .750 08/15/47 1,023,436
2,250,000 g Becle SAB de C.V. 2 .500 10/14/31 1,741,500
7,100,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,367,471
925,000 Black Hills Corp 4 .250 11/30/23 921,020
725,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 613,563
300,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 307,294
500,000 g,i Citrus Re Ltd SOFR + 5.100% 5 .100 06/07/25 493,000
525,000 g Clearway Energy Operating LLC 4 .750 03/15/28 467,460
1,000,000 CMS Energy Corp 3 .600 11/15/25 944,475
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,577,250
1,900,000 g Colbun S.A. 3 .150 01/19/32 1,451,650
200,000 Commonwealth Edison Co 5 .900 03/15/36 205,068
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 1,038,008
1,290,000 Consumers Energy Co 2 .650 08/15/52 798,934
1,750,000 Consumers Energy Co 4 .200 09/01/52 1,451,051
755,000 e Dominion Energy, Inc 2 .250 08/15/31 588,718
3,375,000 Dominion Energy, Inc 3 .300 04/15/41 2,433,521
750,000 DTE Electric Co 3 .650 03/01/52 566,288
250,000 Duke Energy Corp 3 .300 06/15/41 174,350
875,000 Duke Energy Corp 3 .750 09/01/46 619,632
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,523,133
2,525,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,831,433
2,000,000 Enel Chile S.A. 4 .875 06/12/28 1,850,926

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 4,900,000 g EnfraGen Energia Sur S.A. 5 .375% 12/30/30 $ 2,913,981
3,450,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 2,920,820
6,775,000 Exelon Corp 4 .050 04/15/30 6,140,563
2,025,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 1,782,000
2,225,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 1,825,156
1,270,000 Florida Power & Light Co 3 .990 03/01/49 1,026,946
UGX 6,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 1,280,114
750,000 Indiana Michigan Power Co 3 .750 07/01/47 551,915
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 761,107
2,000,000 g Israel Electric Corp Ltd 4 .250 08/14/28 1,850,942
1,250,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,074,933
1,525,000 g Kallpa Generacion SA 4 .125 08/16/27 1,323,121
2,250,000 g Korea Electric Power Corp 4 .000 06/14/27 2,132,101
2,400,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,097,888
775,000 MidAmerican Energy Co 3 .650 04/15/29 714,578
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,172,499
1,000,000 Nevada Power Co 5 .450 05/15/41 904,084
5,440,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 4,339,978
50,000 g NextEra Energy Operating Partners LP 4 .250 09/15/24 47,750
8,135,000 NiSource, Inc 1 .700 02/15/31 6,019,720
1,400,000 Northern States Power Co 3 .600 09/15/47 1,053,395
1,955,000 g NRG Energy, Inc 2 .450 12/02/27 1,600,456
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,245,889
500,000 NSTAR Electric Co 3 .950 04/01/30 464,990
1,550,000 Ohio Power Co 4 .150 04/01/48 1,240,994
1,365,000 Ohio Power Co 4 .000 06/01/49 1,048,297
575,000 ONE Gas, Inc 3 .610 02/01/24 564,028
600,000 g Pattern Energy Operations LP 4 .500 08/15/28 520,170
825,000 PECO Energy Co 3 .000 09/15/49 544,142
2,325,000 PECO Energy Co 2 .800 06/15/50 1,494,423
2,000,000 g Perusahaan Listrik Negara PT 4 .125 05/15/27 1,850,220
1,800,000 g Perusahaan Listrik Negara PT 5 .450 05/21/28 1,715,994
1,475,000 †,g Phosagro OAO Via Phosagro Bond Funding DAC 2 .600 09/16/28 759,625
50,000 Potomac Electric Power Co 7 .900 12/15/38 59,172
2,500,000 g Promigas S.A. ESP 3 .750 10/16/29 1,932,973
4,000,000 Public Service Co of Colorado 1 .875 06/15/31 3,123,946
550,000 Public Service Co of Colorado 4 .750 08/15/41 482,525
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,144,341
3,200,000 e,g Rumo Luxembourg Sarl 4 .200 01/18/32 2,483,232
1,994,000 g Saka Energi Indonesia PT 4 .450 05/05/24 1,834,506
8,400,000 Sempra Energy 4 .875 N/A‡ 7,812,000
2,349,042 g Solar Star Funding LLC 3 .950 06/30/35 2,171,727
1,325,000 Southern Co 4 .400 07/01/46 1,034,570
75,000 Southern Co Gas Capital Corp 3 .875 11/15/25 71,768
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 498,498
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 311,776
1,612,658 g UEP Penonome II S.A. 6 .500 10/01/38 1,386,886
650,000 Virginia Electric & Power Co 2 .950 11/15/26 598,898
650,000 Virginia Electric & Power Co 3 .500 03/15/27 609,048
775,000 Virginia Electric & Power Co 3 .800 09/15/47 590,604
850,000 Wisconsin Power & Light Co 4 .100 10/15/44 657,561
215,000 Xcel Energy, Inc 4 .800 09/15/41 186,152
TOTAL UTILITIES 128,423,839
TOTAL CORPORATE BONDS 1,620,644,635
(Cost $1,950,448,095)
GOVERNMENT BONDS - 38 .5%
FOREIGN GOVERNMENT BONDS - 2 .4%
750,000 g African Export-Import Bank 2 .634 05/17/26 650,821

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,075,000 g Angolan Government International Bond 8 .750% 04/14/32 $ 1,534,072
3,325,000 g Arab Petroleum Investments Corp 4 .125 09/18/23 3,306,336
INR 70,000,000 Asian Development Bank 6 .200 10/06/26 823,896
550,000 g Banque Ouest Africaine de Developpement 5 .000 07/27/27 499,173
3,000,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 2,400,861
EUR 1,575,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,117,622
287,000 g Barbados Government International Bond 6 .500 10/01/29 252,507
3,660,000 g Bermuda Government International Bond 4 .750 02/15/29 3,515,710
1,500,000 g BNG Bank NV 1 .500 10/16/24 1,417,912
1,500,000 Brazilian Government International Bond 4 .750 01/14/50 1,020,180
3,575,000 e Chile Government International Bond 2 .550 01/27/32 2,804,157
CNY 3,250,000 China Government International Bond 3 .270 11/19/30 476,345
CNY 3,300,000 China Government International Bond 3 .810 09/14/50 512,956
3,000,000 Colombia Government International Bond 3 .250 04/22/32 2,027,596
1,500,000 Colombia Government International Bond 5 .000 06/15/45 907,947
1,850,000 g Costa Rica Government International Bond 5 .625 04/30/43 1,314,230
750,000 g Development Bank of Japan, Inc 0 .500 03/04/24 708,515
DOP 160,000,000 g Dominican Republic Government International Bond 12 .000 03/05/32 2,867,267
2,250,000 g Dominican Republic Government International Bond 4 .875 09/23/32 1,691,575
3,725,000 g Dominican Republic Government International Bond 6 .500 02/15/48 2,743,424
170,283 g Ecuador Government International Bond 0 .000 07/31/30 48,843
928,125 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 436,977
650,162 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 213,970
EUR 1,400,000 g Egypt Government International Bond 5 .625 04/16/30 793,441
1,500,000 g Egypt Government International Bond 7 .053 01/15/32 903,750
2,475,000 g Egypt Government International Bond 8 .500 01/31/47 1,372,254
2,250,000 g Egypt Government International Bond 8 .875 05/29/50 1,246,531
1,200,000 g El Salvador Government International Bond 7 .625 02/01/41 379,083
509,660 † European Bank for Reconstruction & Development 10 .000 02/28/23 428,782
1,375,000 g Export-Import Bank of India 3 .875 02/01/28 1,244,897
2,625,000 g Export-Import Bank of India 2 .250 01/13/31 1,953,702
2,200,000 g Ghana Government International Bond 8 .125 03/26/32 818,884
875,000 g Guatemala Government International Bond 4 .375 06/05/27 800,727
1,200,000 g Guatemala Government International Bond 6 .125 06/01/50 983,683
725,000 g Hungary Government International Bond 5 .250 06/16/29 654,118
425,000 g Hungary Government International Bond 2 .125 09/22/31 290,501
225,000 Indonesia Government International Bond 3 .550 03/31/32 194,035
1,900,000 g Indonesia Government International Bond 4 .625 04/15/43 1,603,751
1,615,625 g Iraq Government International Bond 5 .800 01/15/28 1,323,051
EUR 125,000 g Ivory Coast Government International Bond 4 .875 01/30/32 81,737
940,417 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 800,877
3,025,000 Jamaica Government International Bond 8 .000 03/15/39 3,307,664
2,500,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 2,444,243
950,000 g Jordan Government International Bond 4 .950 07/07/25 874,925
2,500,000 g Kenya Government International Bond 7 .000 05/22/27 1,917,281
575,000 g Kenya Government International Bond 6 .300 01/23/34 349,824
1,560,000 g Kommunalbanken AS. 2 .750 02/05/24 1,527,301
1,500,000 g Korea Housing Finance Corp 3 .000 10/31/22 1,498,470
MYR 3,800,000 Malaysia Government Bond 3 .828 07/05/34 754,783
MXN 18,000,000 Mexican Bonos 5 .750 03/05/26 784,289
MXN 16,300,000 Mexican Bonos 8 .500 11/18/38 729,908
525,000 e Mexico Government International Bond 3 .250 04/16/30 437,723
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,719,184
3,000,000 Mexico Government International Bond 4 .280 08/14/41 2,182,012
500,000 g Mongolia Government International Bond 5 .125 04/07/26 392,078
1,025,000 g Morocco Government International Bond 3 .000 12/15/32 715,142
2,575,000 g Morocco Government International Bond 5 .500 12/11/42 1,885,033
525,000 g Morocco Government International Bond 4 .000 12/15/50 297,374
300,000 g Nigeria Government International Bond 6 .500 11/28/27 216,553

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 850,000 g,k Nigeria Government International Bond 8 .375% 03/24/29 $ 605,965
1,250,000 g Nigeria Government International Bond 7 .375 09/28/33 752,760
1,500,000 g Oman Government International Bond 7 .375 10/28/32 1,496,621
400,000 g Oman Sovereign Sukuk Co 4 .875 06/15/30 381,332
450,000 e,g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 314,460
1,800,000 Panama Bonos del Tesoro 3 .362 06/30/31 1,566,000
1,475,000 g Paraguay Government International Bond 5 .400 03/30/50 1,084,409
990,000 k Philippine Government International Bond 4 .200 03/29/47 765,766
1,836,781 g Provincia de Buenos Aires (Step Bond) 3 .900 09/01/37 569,402
1,500,000 g Provincia de Mendoza Argentina (Step Bond) 4 .250 03/19/29 1,036,133
2,600,000 g Qatar Government International Bond 4 .400 04/16/50 2,281,751
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,552,594
UZS 5,320,000,000 g Republic of Uzbekistan Bond 14 .500 11/25/23 464,030
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,020,467
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 493,353
1,820,000 g Romanian Government International Bond 3 .000 02/27/27 1,533,802
1,000,000 g Romanian Government International Bond 5 .250 11/25/27 903,922
1,425,000 g Romanian Government International Bond 4 .000 02/14/51 790,509
3,150,000 g Rwanda International Government Bond 5 .500 08/09/31 2,278,922
2,000,000 g Saudi Government International Bond 3 .750 01/21/55 1,475,604
1,225,000 g Serbia International Bond 2 .125 12/01/30 798,969
1,500,000 South Africa Government International Bond 4 .300 10/12/28 1,247,195
ZAR 9,000,000 South Africa Government International Bond 7 .000 02/28/31 382,902
ZAR 9,300,000 South Africa Government International Bond 8 .750 01/31/44 388,168
2,150,000 e South Africa Government International Bond 5 .375 07/24/44 1,376,902
2,400,000 State of Israel 3 .800 05/13/60 1,815,827
THB 18,500,000 Thailand Government International Bond 2 .875 12/17/28 487,944
THB 18,500,000 Thailand Government International Bond 3 .300 06/17/38 453,611
2,500,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,064,994
1,250,000 g Ukraine Government International Bond 6 .876 05/21/31 228,425
EUR 850,000 g Ukraine Government International Bond 4 .375 01/27/32 151,197
1,500,000 †,g Zambia Government International Bond 8 .500 04/14/24 711,900
TOTAL FOREIGN GOVERNMENT BONDS 105,676,319
MORTGAGE BACKED - 19 .9%
5,690,000 g,i Connecticut Avenue Securities Trust 4 .181 12/25/41 5,195,587
3,000,000 g,i Connecticut Avenue Securities Trust 6 .781 01/25/42 2,695,007
6,810,000 g,i Connecticut Avenue Securities Trust 5 .381 03/25/42 6,395,371
5,435,000 g,i Connecticut Avenue Securities Trust 6 .349 03/25/42 5,235,757
11,400,000 g,i Connecticut Avenue Securities Trust 6 .131 05/25/42 10,824,152
6,905,000 g,i Connecticut Avenue Securities Trust 6 .955 06/25/42 6,848,893
1,527,902 i Federal Home Loan Mortgage Corp (FHLMC) LIBOR 1 M + 5.920% 3 .102 03/15/44 137,485
5,171,276 FHLMC 4 .000 10/01/47 4,900,862
253,192 FHLMC 4 .000 06/01/48 239,528
3,234,622 i FHLMC LIBOR 1 M + 9.920% 5 .412 06/15/48 3,018,526
165,104 FHLMC 4 .000 07/01/48 156,062
2,324,775 i FHLMC LIBOR 1 M + 9.840% 5 .332 10/15/48 2,115,880
41,293,897 FHLMC 3 .000 11/01/49 36,569,324
7,995,582 FHLMC 2 .000 09/25/50 942,238
15,221,663 FHLMC 2 .500 02/25/51 2,439,419
6,332,076 FHLMC 3 .000 11/01/51 5,610,272
4,056,365 FHLMC 3 .000 11/01/51 3,569,092
785,379 FHLMC 3 .000 11/01/51 699,426
1,136,065 FHLMC 3 .000 11/01/51 1,006,562
15,547,632 FHLMC 2 .000 02/01/52 12,648,552
16,655,886 FHLMC 2 .500 02/01/52 14,074,375
15,196,064 FHLMC 2 .500 03/01/52 12,831,311
18,665,371 FHLMC 2 .500 03/01/52 15,718,353
1,570,430 FHLMC 3 .000 04/01/52 1,374,643
7,191,952 FHLMC 4 .500 06/01/52 6,870,769

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,907,243 FHLMC 4 .500% 07/01/52 $ 6,598,775
1,348,948 FHLMC 4 .000 08/25/52 1,200,897
360 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 362
122,137 FGLMC 7 .000 12/01/33 127,683
21,746 FGLMC 4 .500 10/01/34 21,154
34,951 FGLMC 7 .000 05/01/35 36,184
1,097,278 FGLMC 5 .000 06/01/36 1,107,081
441,558 FGLMC 4 .500 10/01/44 428,446
68,503 FGLMC 4 .500 11/01/44 66,466
120,369 FGLMC 4 .500 11/01/44 117,316
65,782 FGLMC 4 .500 12/01/44 64,043
89,959 FGLMC 4 .500 12/01/44 87,723
576,737 FGLMC 3 .500 04/01/45 530,307
2,182,991 FGLMC 3 .500 08/01/45 2,015,358
1,221,525 FGLMC 3 .500 10/01/45 1,123,177
2,763,889 FGLMC 4 .000 12/01/45 2,635,640
1,416,183 FGLMC 4 .500 06/01/47 1,391,043
1,436,102 FGLMC 4 .000 09/01/47 1,365,310
1,562,556 FGLMC 3 .500 12/01/47 1,430,928
1,171,456 FGLMC 4 .000 07/01/48 1,108,552
8,781,762 FGLMC 4 .500 08/01/48 8,572,049
522 Federal National Mortgage Association (FNMA) 9 .000 11/01/25 532
8,034 FNMA 7 .000 05/01/26 8,118
26,476 FNMA 7 .000 07/25/26 26,930
843 FNMA 7 .500 01/01/29 862
391 FNMA 7 .500 02/01/30 402
117,858 FNMA 6 .500 12/01/31 120,689
250,992 FNMA 6 .000 04/01/32 254,179
1,179,904 FNMA 3 .500 05/01/32 1,122,343
141,980 FNMA 7 .000 07/01/32 148,255
50,757 FNMA 7 .000 07/01/32 52,227
32,892 FNMA 7 .000 07/01/32 34,429
1,314,334 FNMA 3 .500 11/01/32 1,250,064
32,855 FNMA 4 .500 10/01/33 32,130
24,764 FNMA 6 .000 03/01/34 24,991
1,455,636 FNMA 5 .000 05/01/35 1,467,001
24,155 FNMA 5 .000 06/25/35 24,133
846,518 FNMA 5 .000 10/01/35 853,172
634,234 FNMA 5 .000 02/01/36 638,054
805,289 FNMA 6 .500 08/01/37 831,437
4,614,753 FNMA 3 .000 09/01/37 4,287,956
46,537 FNMA 6 .000 09/01/37 47,263
6,450,000 FNMA 3 .500 10/01/37 6,100,788
10,830,000 h FNMA 4 .000 10/25/37 10,447,566
5,420,000 h FNMA 4 .500 10/25/37 5,322,609
589,948 FNMA 5 .500 11/01/38 609,402
464,733 FNMA 5 .500 03/01/39 479,560
465,481 FNMA 6 .000 09/01/39 489,048
5,968,193 FNMA 3 .000 05/01/40 5,321,932
2,009,886 FNMA 3 .500 05/01/40 1,861,592
220,433 FNMA 5 .000 09/01/40 222,167
394,747 FNMA 5 .000 05/01/41 397,866
12,470,688 FNMA 2 .000 03/01/42 10,422,649
2,640,771 FNMA 4 .000 09/01/42 2,507,228
379,219 †,i FNMA 2 .610 12/25/42 175,540
2,274,596 i FNMA LIBOR 1 M + 5.950% 2 .866 09/25/43 229,083
2,143,515 FNMA 4 .000 01/01/44 2,040,342
718,087 FNMA 4 .500 02/01/44 698,589
164,771 FNMA 4 .500 03/01/44 161,426
622,797 FNMA 4 .500 06/01/44 606,394

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,916,667 FNMA 4 .500% 10/01/44 $ 1,866,230
503,211 FNMA 5 .000 11/01/44 507,174
479,558 FNMA 4 .000 01/01/45 454,004
187,546 FNMA 4 .500 03/01/45 182,603
1,404,389 FNMA 3 .500 05/01/45 1,292,295
1,535,289 FNMA 4 .000 12/01/45 1,458,957
650,326 FNMA 3 .500 01/01/46 597,420
3,424,138 FNMA 4 .000 01/01/46 3,252,484
439,519 FNMA 4 .000 04/01/46 416,184
308,325 FNMA 3 .500 06/01/46 283,253
3,483,448 FNMA 3 .500 07/01/46 3,200,115
4,367,186 FNMA 3 .500 07/01/46 4,011,452
77,060 FNMA 3 .000 08/01/46 68,478
1,620,620 FNMA 3 .000 10/01/46 1,401,778
1,188,491 FNMA 3 .500 10/01/46 1,089,912
7,594,333 FNMA 3 .500 01/01/47 6,950,233
1,571,230 FNMA 4 .500 05/01/47 1,539,439
1,237,808 FNMA 3 .500 11/01/47 1,137,037
5,103,751 FNMA 4 .000 12/01/47 4,811,937
10,562,238 FNMA 3 .500 01/01/48 9,652,594
5,279,365 FNMA 4 .500 01/01/48 5,148,015
1,095,127 FNMA 4 .500 02/01/48 1,067,885
1,912,262 FNMA 4 .000 03/01/48 1,806,932
4,347,496 FNMA 4 .500 03/01/48 4,239,385
3,831,727 FNMA 4 .500 05/01/48 3,736,484
2,788,172 FNMA 4 .500 05/01/48 2,718,835
1,979,234 FNMA 5 .000 08/01/48 1,958,230
1,281 FNMA 3 .000 05/01/49 1,108
5,488,207 FNMA 2 .000 08/25/50 774,344
14,393,055 FNMA 2 .500 11/25/50 2,128,098
4,759,387 FNMA 3 .000 12/25/50 747,988
86,405 FNMA 3 .000 02/25/51 17,777
32,553,828 FNMA 2 .000 04/01/51 26,506,973
3,585,819 FNMA 3 .000 09/01/51 3,156,721
5,274,665 FNMA 2 .500 11/25/51 743,163
11,671,431 FNMA 2 .000 12/01/51 9,484,324
4,659,814 FNMA 2 .000 01/01/52 3,799,614
8,297,676 FNMA 2 .500 01/01/52 6,989,316
472,843 FNMA 3 .000 01/01/52 414,446
14,727,405 FNMA 2 .000 02/01/52 11,981,145
13,001,373 FNMA 2 .500 02/01/52 10,978,109
12,529,058 FNMA 2 .500 02/01/52 10,543,044
14,506,482 FNMA 2 .500 02/01/52 12,258,096
7,664,925 FNMA 2 .500 02/01/52 6,451,556
17,211,591 FNMA 3 .500 02/01/52 15,598,232
11,440,455 FNMA 2 .000 03/01/52 9,296,481
304,040 FNMA 2 .000 03/01/52 247,062
537,494 FNMA 2 .500 04/01/52 452,183
14,494,795 FNMA 3 .000 04/01/52 12,656,600
1,814,414 FNMA 3 .000 04/01/52 1,588,208
7,643,647 FNMA 3 .000 04/01/52 6,676,477
2,378,476 FNMA 3 .000 04/01/52 2,081,938
25,208,673 FNMA 3 .000 04/01/52 22,065,883
980,211 h FNMA 3 .500 04/01/52 883,280
12,481,011 FNMA 3 .500 05/01/52 11,246,905
6,788,135 FNMA 3 .500 05/01/52 6,118,274
29,245,433 FNMA 4 .000 05/01/52 27,180,687
12,017,574 h FNMA 3 .500 06/01/52 10,839,817
8,461,552 FNMA 4 .000 06/01/52 7,860,730
3,698,522 FNMA 4 .500 06/01/52 3,533,351

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 19,820,365 FNMA 4 .000% 07/01/52 $ 18,412,765
1,915,735 h FNMA 4 .500 07/01/52 1,830,181
3,038,408 FNMA 4 .500 07/01/52 2,902,717
1,864,631 FNMA 4 .500 07/01/52 1,781,359
29,132,433 FNMA 5 .000 08/01/52 28,409,448
5,794,400 FNMA 4 .000 09/01/52 5,379,295
12,286,735 h FNMA 4 .500 09/01/52 11,738,026
9,937,605 FNMA 5 .000 09/01/52 9,691,056
1,665,533 FNMA 4 .000 09/25/52 1,445,631
1,936,433 FNMA 4 .000 09/25/52 1,708,058
1,590,000 † FNMA 4 .500 10/25/52 1,530,313
1,815,000 † FNMA 4 .500 10/25/52 1,759,798
5,800,000 h FNMA 6 .000 11/25/52 5,870,461
2,050,000 g,i Freddie Mac STACR REMIC Trust 5 .681 10/25/41 1,841,145
1,735,000 g,i Freddie Mac STACR REMIC Trust 5 .781 03/25/42 1,664,684
12,290,000 g,i Freddie Mac STACR REMIC Trust 5 .631 05/25/42 11,709,414
560,000 g,i Freddie Mac STACR REMIC Trust 5 .831 08/25/42 526,859
6,335,000 g,i Freddie Mac STACR REMIC Trust 5 .985 09/25/42 6,168,509
2,045,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4 .581 08/25/33 1,983,542
3,530,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .700 11/25/41 3,122,161
13,000,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4 .681 02/25/42 12,104,806
12,500,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .781 06/25/42 12,559,475
5,090,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .281 07/25/42 4,889,947
59,455 Government National Mortgage Association (GNMA) 5 .000 02/15/33 58,791
90,238 GNMA 5 .000 09/15/33 90,330
3,477,005 GNMA 3 .700 10/15/33 3,345,340
9,980 GNMA 5 .500 04/15/34 10,205
10,819 GNMA 5 .000 04/15/38 10,791
626,140 GNMA 4 .500 02/20/41 611,876
4,199,881 GNMA 2 .500 12/20/43 3,763,540
909,813 GNMA 4 .500 12/20/45 883,255
2,663,610 GNMA 4 .000 06/20/46 375,999
3,225,000 † GNMA 4 .500 09/20/51 3,085,922
2,247,310 GNMA 2 .500 02/20/52 1,865,319
9,799,856 GNMA 2 .500 05/20/52 8,438,161
48,042,437 GNMA 3 .000 05/20/52 42,539,079
19,873,012 GNMA 3 .500 07/20/52 18,114,954
2,114,023 GNMA 4 .000 07/20/52 1,803,390
5,922,692 GNMA 4 .000 08/20/52 5,540,137
13,819,702 GNMA 4 .500 08/20/52 13,247,537
6,125,000 GNMA 4 .000 09/20/52 5,726,750
3,225,000 † GNMA 4 .500 09/20/52 3,076,009
2,665,000 † GNMA 4 .500 09/20/52 2,450,384
4,398,484 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,470,392
3,476,026 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,010,816
2,591,257 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,234,756
3,932,431 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 3,186,498
1,204,053 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 928,263
2,423,488 g,i J.P. Morgan Mortgage Trust 3 .000 09/25/52 1,980,759
2,445,101 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 2,031,548
3,080,381 g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 2,478,835
6,519,372 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 5,168,119
2,440,138 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 2,075,141
6,794,103 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 5,509,627
4,360,121 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 3,535,807
2,445,101 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 1,988,925
TOTAL MORTGAGE BACKED 863,283,068
MUNICIPAL BONDS - 0 .1%
3,000,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 219,000

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 780,000 †,g Oregon State Business Development Commission 9 .000% 04/01/37 $ 56,940
4,195,000 Virgin Islands Water & Power Authority-Electric System 10 .000 07/01/24 4,136,579
TOTAL MUNICIPAL BONDS 4,412,519
U.S. TREASURY SECURITIES - 16 .1%
665,000 United States Treasury Note 0 .125 10/31/22 663,661
13,975,000 j United States Treasury Note 0 .125 12/31/22 13,861,152
19,715,000 United States Treasury Note 0 .125 01/31/23 19,486,729
4,795,000 United States Treasury Note 0 .125 02/28/23 4,723,262
550,000 United States Treasury Note 0 .125 05/31/23 535,734
25,000,000 United States Treasury Note 0 .125 08/31/23 24,073,242
46,800,000 United States Treasury Note 0 .875 01/31/24 44,710,453
25,000,000 United States Treasury Note 2 .250 03/31/24 24,250,000
3,150,000 United States Treasury Note 2 .625 04/30/24 3,062,145
30,000 United States Treasury Note 0 .375 07/15/24 28,011
20,860,000 United States Treasury Note 3 .250 08/31/24 20,483,542
10,840,000 United States Treasury Note 4 .250 09/30/24 10,845,081
5,395,000 United States Treasury Note 2 .875 06/15/25 5,203,014
10,185,000 United States Treasury Note 3 .500 09/15/25 9,977,322
20,350,000 e United States Treasury Note 3 .125 08/31/27 19,520,102
1,100,000 United States Treasury Note 1 .375 10/31/28 942,305
5,070,000 United States Treasury Note 3 .125 08/31/29 4,811,747
50,386,400 United States Treasury Note 2 .750 08/15/32 46,072,064
9,700,000 United States Treasury Note 1 .875 02/15/41 6,870,707
22,630,000 United States Treasury Note 2 .250 05/15/41 17,107,750
40,800,000 United States Treasury Note 1 .750 08/15/41 27,895,406
15,500,000 United States Treasury Note 2 .000 11/15/41 11,093,398
184,896,900 j United States Treasury Note 2 .375 02/15/42 141,677,250
46,823,000 United States Treasury Note 3 .250 05/15/42 41,555,412
27,138,000 e United States Treasury Note 3 .375 08/15/42 24,581,092
132,510,000 j United States Treasury Note 2 .250 02/15/52 96,276,797
78,497,500 United States Treasury Note 2 .875 05/15/52 65,827,513
14,750,000 United States Treasury Note 3 .000 08/15/52 12,728,789
TOTAL U.S. TREASURY SECURITIES 698,863,680
TOTAL GOVERNMENT BONDS 1,672,235,586
(Cost $1,888,165,745)
STRUCTURED ASSETS - 18 .1%
ASSET BACKED - 7 .8%
1,079,719 †,g AASET Trust 6 .413 01/16/40 11
Series - 2020 1A (Class C)
6,343,036 g Adams Outdoor Advertising LP 4 .810 11/15/48 6,000,770
Series - 2018 1 (Class A)
6,500,000 g Adams Outdoor Advertising LP 7 .356 11/15/48 5,791,486
Series - 2018 1 (Class C)
2,500,000 g Affirm Asset Securitization Trust 2 .540 08/17/26 2,209,258
Series - 2021 B (Class D)
1,500,000 g Affirm Asset Securitization Trust 4 .610 08/17/26 1,246,585
Series - 2021 B (Class E)
3,000,000 g,i AGL CLO 19 Ltd 4 .908 07/21/35 2,961,549
Series - 2022 19A (Class B1)
3,100,000 g AMSR Trust 3 .218 04/17/37 2,863,030
Series - 2020 SFR1 (Class E)
2,625,000 g AMSR Trust 3 .247 01/19/39 2,321,515
Series - 2019 SFR1 (Class D)
9,000,000 g,i Apidos CLO XXIV LIBOR 3 M + 1.350% 4 .060 10/20/30 8,482,545
Series - 2016 24A (Class A2LX)
1,000,000 g,i Apidos CLO XXIX LIBOR 3 M + 1.550% 4 .333 07/25/30 950,826
Series - 2018 29A (Class A2)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 5,110,701 g Apollo aviation securitization 2 .798% 01/15/47 $ 4,039,530
Series - 2021 2A (Class A)
3,974,850 g Applebee's Funding LLC 4 .194 06/05/49 3,766,123
Series - 2019 1A (Class A2I)
1,712,700 g Applebee's Funding LLC 4 .723 06/05/49 1,594,411
Series - 2019 1A (Class A2II)
1,910,000 g Avis Budget Rental Car Funding AESOP LLC 4 .240 09/22/25 1,817,559
Series - 2019 2A (Class C)
3,100,000 g Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,590,964
Series - 2021 1A (Class C)
6,575,000 g Avis Budget Rental Car Funding AESOP LLC 4 .080 02/20/28 5,235,088
Series - 2021 2A (Class D)
1,393,000 g Bojangles Issuer LLC 3 .832 10/20/50 1,243,519
Series - 2020 1A (Class A2)
1,000,000 g,i Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.750% 7 .995 12/23/24 400,000
Series - 2020 A (Class A)
2,625,000 g,i Boyce Park Clo Ltd SOFR + 3.100% 0 .000 04/21/35 2,300,046
Series - 2022 1A (Class D)
1,730,440 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 1,622,203
Series - 2019 A (Class A)
607,858 g British Airways Pass Through Trust 8 .375 11/15/28 614,537
Series - 2020 A (Class A)
2,215,834 g British Airways Pass Through Trust 3 .800 09/20/31 1,990,057
Series - 2018 1 (Class AA)
819,673 g British Airways Pass Through Trust 4 .250 11/15/32 737,449
Series - 2020 A (Class A)
5,100,000 g Capital Automotive REIT 4 .520 02/15/50 4,492,894
Series - 2020 1A (Class B2)
3,167,358 g Capital Automotive REIT 1 .920 08/15/51 2,682,723
Series - 2021 1A (Class A3)
2,478,125 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 2,164,239
Series - 2020 1A (Class A3)
2,500,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 2,251,480
Series - 2020 1A (Class B1)
5,625,000 Carvana Auto Receivables Trust 2 .300 09/11/28 5,166,343
Series - 2021 N4 (Class D)
1,250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 6.000% 1 .000 07/17/34 1,069,978
Series - 2020 1A (Class ER)
632,317 i C-BASS Trust LIBOR 1 M + 0.160% 3 .244 07/25/36 600,593
Series - 2006 CB6 (Class A1)
6,451,318 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 16,128
Series - 2007 1A (Class A2)
9,886 Centex Home Equity 5 .540 01/25/32 9,644
Series - 2002 A (Class AF6)
6,443,524 g CF Hippolyta LLC 2 .280 07/15/60 5,634,845
Series - 2020 1 (Class B1)
2,871,971 g CF Hippolyta LLC 2 .600 07/15/60 2,322,795
Series - 2020 1 (Class B2)
10,368,433 g CF Hippolyta LLC 1 .530 03/15/61 8,919,633
Series - 2021 1A (Class A1)
8,680,548 g CF Hippolyta LLC 1 .980 03/15/61 7,299,156
Series - 2021 1A (Class B1)
4,375,000 g,i CIFC Funding LIBOR 3 M + 1.450% 3 .962 04/15/34 4,089,098
Series - 2021 2A (Class B)
1,500,000 g,i CIFC Funding Ltd LIBOR 3 M + 2.300% 0 .000 01/17/35 1,368,682
Series - 2014 4RA (Class BR)
3,360,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 2,995,786
Series - 2021 1A (Class A2)
18,382 Countrywide Asset-Backed Certificates (Step Bond) 5 .216 10/25/27 18,383
Series - 2002 S4 (Class A5)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 9,850,000 g Crescendo Royalty Funding LP 3 .567% 12/20/51 $ 8,553,950
Series - 2021 1 (Class A)
4,350,450 g DB Master Finance LLC 4 .021 05/20/49 4,045,170
Series - 2019 1A (Class A2II)
3,152,500 g DB Master Finance LLC 4 .352 05/20/49 2,867,618
Series - 2019 1A (Class A23)
4,218,125 g DB Master Finance LLC 2 .045 11/20/51 3,581,867
Series - 2021 1A (Class A2I)
6,848,250 g DB Master Finance LLC 2 .493 11/20/51 5,601,149
Series - 2021 1A (Class A2II)
1,179,133 g Diamond Resorts Owner Trust 3 .700 01/21/31 1,158,588
Series - 2018 1 (Class A)
314,436 g Diamond Resorts Owner Trust 5 .900 01/21/31 307,375
Series - 2018 1 (Class D)
1,132,755 g Diamond Resorts Owner Trust 2 .700 11/21/33 1,033,345
Series - 2021 1A (Class C)
589,977 g Diamond Resorts Owner Trust 3 .830 11/21/33 543,596
Series - 2021 1A (Class D)
4,637,100 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 4,434,496
Series - 2015 1A (Class A2II)
1,540,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 1,449,466
Series - 2018 1A (Class A2I)
2,895,000 g Driven Brands Funding LLC 4 .641 04/20/49 2,677,658
Series - 2019 1A (Class A2)
2,425,500 g Driven Brands Funding LLC 3 .786 07/20/50 2,109,275
Series - 2020 1A (Class A2)
2,905,750 g Driven Brands Funding LLC 3 .237 01/20/51 2,457,625
Series - 2020 2A (Class A2)
682,878 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 4 .184 05/25/37 678,036
Series - 2007 2 (Class A2C)
2,244,375 g EWC Master Issuer LLC 5 .500 03/15/52 2,047,314
Series - 2022 1A (Class A2)
5,728,469 g Flexential Issuer, LLC 3 .250 11/27/51 4,981,844
Series - 2021 1A (Class A2)
1,550,000 g,i GRACIE POINT INTERNATIONAL FUNDING 0 .000 07/01/24 1,549,213
Series - 2022 2A (Class E)
775,000 g,i GRACIE POINT INTERNATIONAL FUNDING 0 .000 07/01/24 774,605
Series - 2022 2A (Class D)
260,486 g HERO Funding Trust 3 .280 09/20/48 239,099
Series - 2017 2A (Class A1)
520,971 g HERO Funding Trust 4 .070 09/20/48 483,369
Series - 2017 2A (Class A2)
5,025,000 g Hertz Vehicle Financing LLC 2 .050 12/26/25 4,524,679
Series - 2021 1A (Class C)
5,000,000 g Hertz Vehicle Financing LLC 3 .980 12/26/25 4,366,519
Series - 2021 1A (Class D)
3,750,000 g HIFI A2 3 .939 02/01/62 3,324,802
Series - 2022 1A (Class A2)
411,892 g Hilton Grand Vacations Trust 2 .660 12/26/28 405,313
Series - 2017 AA (Class A)
686,487 g Hilton Grand Vacations Trust 2 .960 12/26/28 670,168
Series - 2017 AA (Class B)
697,731 g Hilton Grand Vacations Trust 4 .000 02/25/32 667,761
Series - 2018 AA (Class C)
1,691,857 g Hilton Grand Vacations Trust 2 .840 07/25/33 1,570,879
Series - 2019 AA (Class C)
29,419 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 28,914
Series - 2003 1 (Class M1)
2,055,308 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 1,717,304
Series - 2019 1 (Class A)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 7,822,781 g Horizon Aircraft Finance III Ltd 3 .425% 11/15/39 $ 6,548,563
Series - 2019 2 (Class A)
2,900,000 g Hotwire Funding LLC 2 .658 11/20/51 2,393,263
Series - 2021 1 (Class B)
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,678,460
Series - 2022 1A (Class 1)
699,900 g,i Invitation Homes Trust LIBOR 1 M + 0.950% 3 .943 03/17/37 693,147
Series - 2018 SFR1 (Class B)
499,977 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 4 .243 01/17/38 490,118
Series - 2018 SFR4 (Class B)
1,000,000 g,i Kendall Re Ltd U.S. Treasury Bill 3 M + 4.000% 4 .040 05/02/24 928,000
Series - 2020 A (Class A)
1,680,683 g Lunar Aircraft Ltd 4 .335 02/15/45 1,239,159
Series - 2020 1A (Class B)
2,719,952 g Lunar Structured Aircraft Portfolio Notes 5 .682 10/15/46 2,148,468
Series - 2021 1 (Class C)
4,000,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 6 .294 01/18/34 3,706,200
Series - 2021 59A (Class C)
1,000,000 g,i Madison Park Funding XXXVI Ltd SOFR 3M + 3.500% 5 .981 04/15/35 911,267
Series - 2019 36A (Class D1R)
3,500,000 g,i Magnetite XXIII Ltd LIBOR 3 M + 2.050% 4 .833 01/25/35 3,240,927
Series - 2019 23A (Class CR)
1,000,000 g,i Magnetite XXIII Ltd LIBOR 3 M + 6.300% 7 .484 01/25/35 871,606
Series - 2019 23A (Class ER)
2,575,830 g MAPS Trust 2 .521 06/15/46 2,112,179
Series - 2021 1A (Class A)
2,053,500 g MAPS Trust 5 .437 06/15/46 1,292,863
Series - 2021 1A (Class C)
535,086 Mid-State Capital Trust 5 .745 01/15/40 526,193
Series - 2005 1 (Class A)
4,310,000 g,i MSCG Trust 3 .577 06/07/35 3,474,492
Series - 2015 ALDR (Class D)
800,000 g,i MSCG Trust 3 .577 06/07/35 675,524
Series - 2015 ALDR (Class C)
1,507,711 g MVW LLC 2 .230 05/20/39 1,327,011
Series - 2021 2A (Class C)
347,535 g MVW Owner Trust 2 .640 12/20/33 347,081
Series - 2016 1A (Class B)
843,936 g MVW Owner Trust 3 .900 01/21/36 812,814
Series - 2018 1A (Class C)
862,290 g MVW Owner Trust 3 .330 11/20/36 802,222
Series - 2019 1A (Class C)
1,180,000 g,i Myers Park CLO Ltd LIBOR 3 M + 1.600% 4 .310 10/20/30 1,122,921
Series - 2018 1A (Class B1)
1,500,000 g NBC Funding LLC 4 .970 07/30/51 1,278,095
Series - 2021 1 (Class B)
1,000,000 g,i Neuberger Berman CLO Ltd 5 .741 04/25/36 879,991
Series - 2022 48A (Class D)
2,000,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 6.500% 9 .210 04/20/31 1,745,598
Series - 2019 31A (Class ER)
2,050,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 2.750% 5 .490 04/16/33 1,823,153
Series - 2021 40A (Class D)
1,000,000 g,i Neuberger Berman Loan Advisers CLO 41 Ltd LIBOR 3 M + 6.500% 9 .012 04/15/34 877,680
Series - 2021 41A (Class E)
1,000,000 g Oak Street Investment Grade Net Lease Fund Series 4 .230 01/20/51 897,993
Series - 2021 1A (Class B1)
45,719 Oakwood Mortgage Investors, Inc 5 .410 11/15/32 45,657
Series - 2002 C (Class A1)
950,000 g Oportun Funding XIV LLC 3 .440 03/08/28 874,001
Series - 2021 A (Class C)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 g Oportun Funding XIV LLC 5 .400% 03/08/28 $ 920,343
Series - 2021 A (Class D)
3,490,000 g Oportun Issuance Trust 5 .410 05/08/31 3,111,148
Series - 2021 B (Class D)
1,000,000 g,i Palmer Square CLO Ltd LIBOR 3 M + 2.950% 5 .462 01/15/35 890,555
Series - 2021 3A (Class D)
2,500,000 g,i Palmer Square CLO Ltd SOFR 3M + 3.050% 0 .000 04/20/35 2,219,608
Series - 2022 1A (Class D)
600,000 g Progress Residential Trust 2 .711 11/17/40 480,038
Series - 2021 SFR9 (Class D)
1,000,000 g Purchasing Power Funding LLC 4 .370 10/15/25 965,211
Series - 2021 A (Class D)
6,911,875 g Purewest Funding LLC 4 .091 12/22/36 6,553,081
Series - 2021 1 (Class A1)
14,063 †,g,i Putnam RE PTE Ltd 8 .747 06/07/24 1
Series - 2020 A (Class A)
1,250,000 g Regional Management Issuance Trust 3 .040 03/17/31 1,049,165
Series - 2021 1 (Class C)
800,000 g Regional Management Issuance Trust 5 .070 03/17/31 656,444
Series - 2021 1 (Class D)
500,000 g,i Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 2.500% 5 .745 06/06/25 475,000
Series - 2020 A (Class A)
500,000 g,i Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 3.590% 6 .835 06/06/25 473,000
Series - 2020 A (Class A)
2,400,000 g,i Sanders RE II Ltd U.S. Treasury Bill 3 M + 3.250% 3 .250 04/07/25 2,299,200
Series - 2020 A (Class A)
3,798,643 †,g Settlement Fee Finance LLC 3 .840 11/01/49 3,650,990
Series - 2019 1A (Class A)
1,500,000 g,i Sierra Ltd U.S. Treasury Bill 3 M + 3.250% 6 .500 12/28/22 1,485,000
Series - 2020 A (Class A)
544,584 g Sierra Timeshare Receivables Funding LLC 3 .650 06/20/35 535,215
Series - 2018 2A (Class B)
270,196 g Sierra Timeshare Receivables Funding LLC 4 .540 05/20/36 259,874
Series - 2019 2A (Class D)
2,175,533 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 1,991,719
Series - 2021 1A (Class C)
285,304 †,g SolarCity LMC 4 .800 11/20/38 273,435
Series - 2013 1 (Class A)
7,348,646 g Sonic Capital LLC 3 .845 01/20/50 6,657,395
Series - 2020 1A (Class A2I)
5,875,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,053,252
Series - 2021 1A (Class A2)
2,961,915 g START Ireland 5 .095 03/15/44 2,165,919
Series - 2019 1 (Class B)
1,471,640 g Start Ltd/Bermuda 5 .315 05/15/43 965,116
Series - 2018 1 (Class B)
4,858 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 3 .984 09/25/34 4,710
Series - 2004 8 (Class M1)
7,651,063 g Taco Bell Funding LLC 4 .970 05/25/46 7,365,181
Series - 2016 1A (Class A23)
3,850,000 g Taco Bell Funding LLC 4 .940 11/25/48 3,568,188
Series - 2018 1A (Class A2II)
8,356,850 g Taco Bell Funding LLC 1 .946 08/25/51 6,980,836
Series - 2021 1A (Class A2I)
4,883,100 g Taco Bell Funding LLC 2 .294 08/25/51 3,901,802
Series - 2021 1A (Class A2II)
2,500,000 g,i TCW CLO Ltd LIBOR 3 M + 6.860% 6 .985 07/25/34 2,210,203
Series - 2021 2A (Class E)
475,000 g Tricon American Homes Trust 2 .049 07/17/38 408,218
Series - 2020 SFR1 (Class B)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,364,712 United Airlines Pass Through Trust 5 .875% 10/15/27 $ 6,138,963
Series - 2020 A (Class A)
4,045,568 United Airlines Pass Through Trust 3 .700 03/01/30 3,174,264
Series - 2018 1 (Class A)
4,322,744 United Airlines Pass Through Trust 2 .700 05/01/32 3,450,502
Series - 2019 2 (Class AA)
450,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.750% 7 .000 12/07/23 436,500
Series - 2020 A (Class AA)
2,475,000 g VB-S1 Issuer Issuer LLC - VBTEL 4 .288 02/15/52 2,165,142
Series - 2022 1A (Class D)
6,141,501 g Vine 2 .790 11/15/50 5,370,690
Series - 2020 1A (Class A)
1,860,291 g Vine 6 .420 11/15/50 1,712,035
Series - 2020 1A (Class C)
3,200,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 4 .995 01/10/23 3,183,360
Series - 2020 A (Class A)
2,000,000 g,i Vitality Re XII Ltd U.S. Treasury Bill 3 M + 2.250% 5 .500 01/07/25 1,953,000
Series - 2020 A (Class A)
3,660,063 g Vivint Colar Financing V LLC 7 .370 04/30/48 3,389,744
Series - 2018 1A (Class B)
6,667,500 g Wendys Funding LLC 3 .884 03/15/48 5,926,021
Series - 2018 1A (Class A2II)
5,737,375 g Wendy's Funding LLC 2 .370 06/15/51 4,561,041
Series - 2021 1A (Class A2I)
3,619,440 g ZAXBY'S FUNDING LLC 3 .238 07/30/51 2,958,740
Series - 2021 1A (Class A2)
TOTAL ASSET BACKED 339,486,953
OTHER MORTGAGE BACKED - 10 .3%
181,771 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 165,591
Series - 2015 6 (Class A9)
28,131 Alternative Loan Trust 5 .250 11/25/33 26,596
Series - 2003 J3 (Class 1A3)
1,500,000 i BANK 4 .056 11/15/50 1,334,697
Series - 2017 BNK8 (Class B)
3,750,000 g BANK 2 .500 10/17/52 2,545,648
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 828,345
Series - 2019 BN21 (Class AS)
1,000,000 BANK 3 .455 12/15/52 828,515
Series - 2019 BN23 (Class B)
1,686,719 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 1,357,415
Series - 2021 6 (Class A19)
4,500,000 g,i BBCMS Mortgage Trust 4 .409 08/05/38 3,184,071
Series - 2018 CHRS (Class E)
1,769,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 1,434,666
Series - 2020 IG2 (Class AM)
2,800,000 g,i Benchmark Mortgage Trust 3 .232 09/15/48 2,305,409
Series - 2020 IG3 (Class AS)
5,000,000 g,i Benchmark Mortgage Trust 3 .654 09/15/48 4,307,025
Series - 2020 IG3 (Class BXA)
1,100,000 Benchmark Mortgage Trust 4 .267 03/15/52 997,104
Series - 2019 B9 (Class AS)
3,600,000 i Benchmark Mortgage Trust 4 .510 05/15/53 3,444,604
Series - 2018 B7 (Class A4)
9,100,000 g Benchmark Mortgage Trust 4 .139 07/15/53 7,607,716
Series - 2020 B18 (Class AGNF)
6,500,000 i Benchmark Mortgage Trust 2 .563 02/15/54 4,591,040
Series - 2021 B23 (Class C)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 9,201,088 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.920% 3 .738% 10/15/36 $ 9,069,604
Series - 2019 XL (Class A)
4,500,000 g,i BXP Trust 2 .868 01/15/44 3,024,003
Series - 2021 601L (Class D)
1,800,000 i CD Mortgage Trust 3 .879 11/10/49 1,609,007
Series - 2016 CD2 (Class B)
1,000,000 i CD Mortgage Trust 4 .114 11/10/49 827,606
Series - 2016 CD2 (Class C)
1,400,000 i CD Mortgage Trust 4 .699 02/10/50 1,234,306
Series - 2017 CD3 (Class C)
221,585 g,i CF Mortgage Trust 2 .840 04/15/25 209,802
Series - 2020 P1 (Class A1)
10,000,000 g,i CF Mortgage Trust 3 .603 04/15/52 10,013,978
Series - 2020 P1 (Class A2)
5,000,000 i CFCRE Commercial Mortgage Trust 3 .502 11/10/49 4,518,543
Series - 2016 C6 (Class AM)
128,957 Citicorp Mortgage Securities, Inc 5 .500 07/25/35 118,007
Series - 2005 4 (Class 1A7)
3,400,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 1.900% 4 .718 10/15/36 3,225,901
Series - 2021 PRM2 (Class D)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .134 04/10/46 1,966,251
Series - 2013 GC11 (Class C)
1,129,262 g,i Citigroup Commercial Mortgage Trust 4 .631 07/10/47 1,031,727
Series - 2014 GC23 (Class D)
2,600,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 2,424,272
Series - 2015 GC29 (Class B)
1,650,000 i Citigroup Commercial Mortgage Trust 4 .279 04/10/48 1,527,536
Series - 2015 GC29 (Class C)
2,717,806 Citigroup Commercial Mortgage Trust 4 .233 04/10/49 2,496,383
Series - 2016 GC37 (Class B)
1,020,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 856,187
Series - 2019 GC41 (Class AS)
1,091,000 g,i COMM Mortgage Trust 5 .031 08/10/46 1,067,671
Series - 2013 CR10 (Class C)
3,000,000 g,i COMM Mortgage Trust 5 .425 08/10/46 2,773,726
Series - 2013 LC13 (Class D)
5,000,000 COMM Mortgage Trust 4 .199 03/10/47 4,874,065
Series - 2014 UBS2 (Class AM)
1,120,000 COMM Mortgage Trust 4 .174 05/10/47 1,086,419
Series - 2014 CR17 (Class AM)
5,150,000 g,i COMM Mortgage Trust 4 .926 06/10/47 4,668,043
Series - 2014 UBS3 (Class D)
3,307,500 i COMM Mortgage Trust 4 .456 07/15/47 3,164,440
Series - 2014 CR18 (Class B)
3,250,000 g,i COMM Mortgage Trust 4 .854 08/10/47 2,967,364
Series - 2014 CR19 (Class D)
2,500,000 g COMM Mortgage Trust 3 .000 03/10/48 1,985,851
Series - 2015 CR22 (Class E)
2,600,000 g,i COMM Mortgage Trust 4 .207 03/10/48 2,284,972
Series - 2015 CR22 (Class D)
3,340,500 i COMM Mortgage Trust 4 .207 03/10/48 3,085,844
Series - 2015 CR22 (Class C)
2,500,000 i COMM Mortgage Trust 4 .428 05/10/48 2,133,378
Series - 2015 CR23 (Class D)
2,500,000 i COMM Mortgage Trust 3 .463 08/10/48 2,101,650
Series - 2015 CR24 (Class D)
2,500,000 i COMM Mortgage Trust 4 .487 08/10/48 2,350,464
Series - 2015 CR24 (Class B)
3,000,000 i COMM Mortgage Trust 4 .487 08/10/48 2,751,053
Series - 2015 CR24 (Class C)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,175,000 i COMM Mortgage Trust 4 .619% 10/10/48 $ 2,910,813
Series - 2015 CR26 (Class C)
552,326 i Connecticut Avenue Securities Trust LIBOR 1 M + 2.600% 5 .684 05/25/24 551,493
Series - 2014 C02 (Class 1M2)
2,389,050 i Connecticut Avenue Securities Trust LIBOR 1 M + 3.000% 6 .084 07/25/24 2,400,493
Series - 2014 C03 (Class 1M2)
1,155,000 g,i Connecticut Avenue Securities Trust 3 .831 10/25/41 1,098,700
Series - 2021 R01 (Class 1M2)
2,800,000 g,i Connecticut Avenue Securities Trust 5 .581 11/25/41 2,537,679
Series - 2021 R02 (Class 2B1)
1,850,000 g,i Connecticut Avenue Securities Trust 5 .031 12/25/41 1,573,754
Series - 2021 R03 (Class 1B1)
3,090,000 g,i Connecticut Avenue Securities Trust 5 .781 03/25/42 2,944,493
Series - 2022 R03 (Class 1M2)
2,070,000 g,i Connecticut Avenue Securities Trust 5 .281 04/25/42 1,915,198
Series - 2022 R05 (Class 2M2)
550,000 g,i Connecticut Avenue Securities Trust 6 .014 04/25/42 522,567
Series - 2022 R05 (Class 2B1)
3,565,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 5 .905 07/25/42 3,384,725
Series - 2022 R08 (Class 1M2)
310,231 i Countrywide Alternative Loan Trust LIBOR 1 M + 0.460% 3 .453 07/20/35 289,000
Series - 2005 24 (Class 4A1)
25,643 Countrywide Alternative Loan Trust 5 .000 12/25/56 24,140
Series - 2005 6CB (Class 2A1)
320,349 i Countrywide Home Loan Mortgage Pass Through Trust 3 .303 11/20/34 305,622
Series - 2004 HYB6 (Class A2)
20,783 Countrywide Home Loan Mortgage Pass Through Trust 5 .250 09/25/35 18,525
Series - 2005 17 (Class 1A10)
5,000,000 g,i CPT Mortgage Trust 3 .097 11/13/39 3,536,072
Series - 2019 CPT (Class E)
2,168,398 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 1,824,091
Series - 2021 NQM8 (Class A3)
3,340,000 CSAIL Commercial Mortgage Trust 3 .505 04/15/50 3,201,453
Series - 2015 C1 (Class A4)
1,799,583 g,i CSMC 2 .130 05/25/65 1,431,665
Series - 2021 NQM1 (Class M1)
1,850,000 g,i CSMC Series 3 .388 10/25/59 1,617,991
Series - 2019 NQM1 (Class M1)
5,065,000 DBJPM 3 .539 05/10/49 4,648,853
Series - 2016 C1 (Class AM)
3,400,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 4 .936 11/15/38 3,180,957
Series - 2021 ELP (Class E)
2,000,000 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 5 .118 10/15/38 1,866,209
Series - 2021 EQAZ (Class E)
891,462 g,i Flagstar Mortgage Trust 4 .044 10/25/47 804,290
Series - 2017 2 (Class B3)
54,467 g,i Flagstar Mortgage Trust 4 .000 09/25/48 52,051
Series - 2018 5 (Class A11)
1,366,509 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,078,172
Series - 2021 2 (Class A4)
1,805,421 g,i Flagstar Mortgage Trust 2 .500 06/01/51 1,424,472
Series - 2021 4 (Class A21)
9,019,139 g,i Flagstar Mortgage Trust 3 .000 10/25/51 7,258,302
Series - 2021 10INV (Class A17)
2,690,000 g,i Freddie Mac STACR REMIC Trust 4 .781 01/25/42 2,356,169
Series - 2022 DNA1 (Class M2)
5,100,000 g,i Freddie Mac STACR REMIC Trust 5 .181 04/25/42 4,825,664
Series - 2022 DNA3 (Class M1B)
3,846,000 g,i GS Mortgage Securities Trust 4 .285 02/10/46 3,804,288
Series - 2013 GC10 (Class C)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,250,000 i GS Mortgage Securities Trust 4 .115% 10/10/49 $ 1,978,299
Series - 2016 GS3 (Class C)
3,725,000 i GS Mortgage Securities Trust 4 .079 11/10/49 3,209,137
Series - 2016 GS4 (Class C)
2,000,000 g GS Mortgage Securities Trust 3 .000 08/10/50 1,554,436
Series - 2017 GS7 (Class D)
3,800,000 i GS Mortgage Securities Trust 4 .158 02/10/52 3,452,894
Series - 2019 GC38 (Class AS)
1,500,000 i GS Mortgage Securities Trust 4 .761 02/10/52 1,302,678
Series - 2019 GC38 (Class C)
1,500,000 g,i GS Mortgage Securities Trust 3 .501 07/10/52 1,457,985
Series - 2019 GC40 (Class DBB)
1,600,000 g,i GS Mortgage Securities Trust 3 .668 07/10/52 1,550,970
Series - 2019 GC40 (Class DBC)
1,000,000 i GS Mortgage Securities Trust 3 .405 02/13/53 824,588
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 2,340,306
Series - 2020 GSA2 (Class A5)
62,021 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 59,144
Series - 2019 PJ2 (Class A1)
161,996 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 154,482
Series - 2019 PJ2 (Class A4)
366,882 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 321,157
Series - 2020 PJ2 (Class A4)
270,059 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 228,212
Series - 2020 PJ4 (Class A4)
208,652 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 174,141
Series - 2020 PJ5 (Class A4)
1,002,419 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 792,303
Series - 2020 PJ6 (Class A4)
2,849,902 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 2,248,564
Series - 2021 PJ5 (Class A4)
4,001,389 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,234,932
Series - 2022 PJ2 (Class A36)
279,571 g,i GS Mortgage-Backed Securities Trust 3 .654 05/25/50 224,747
Series - 2020 PJ1 (Class B2)
1,276,189 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 992,608
Series - 2021 PJ2 (Class A4)
7,587,912 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,969,835
Series - 2021 PJ6 (Class A4)
8,942,113 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,055,302
Series - 2021 PJ7 (Class A4)
4,472,812 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,529,037
Series - 2021 PJ8 (Class A4)
2,386,446 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 1,920,532
Series - 2022 INV1 (Class A4)
3,983,433 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 3,205,734
Series - 2022 HP1 (Class A4)
2,734,348 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 2,200,512
Series - 2022 PJ5 (Class A36)
224,964 g GSMPS Mortgage Loan Trust 7 .500 03/25/35 211,067
Series - 2005 RP2 (Class 1A2)
213,082 g GSMPS Mortgage Loan Trust 7 .500 09/25/35 201,587
Series - 2005 RP3 (Class 1A2)
290,337 GSR Mortgage Loan Trust 6 .000 01/25/35 259,286
Series - 2005 1F (Class 3A3)
1,170,198 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 3 .613 08/19/45 1,077,114
Series - 2005 11 (Class 2A1A)
3,000,000 g,i Hudson Yards Mortgage Trust 3 .558 07/10/39 2,372,095
Series - 2019 30HY (Class D)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 g,i Hudson Yards Mortgage Trust 3 .041% 12/10/41 $ 1,531,426
Series - 2019 55HY (Class D)
1,750,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 1,247,589
Series - 2019 55HY (Class F)
67,886 i Impac CMB Trust LIBOR 1 M + 0.660% 3 .744 03/25/35 64,352
Series - 2004 11 (Class 2A1)
823,736 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 759,131
Series - 2020 NQM1 (Class A3)
440,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 381,181
Series - 2020 NQM1 (Class M1)
4,810,000 g,i Imperial Fund Mortgage Trust 2 .383 06/25/56 3,473,696
Series - 2021 NQM1 (Class M1)
33,681 i JP Morgan Alternative Loan Trust LIBOR 1 M + 0.560% 3 .644 04/25/47 32,162
Series - 2007 S1 (Class A1)
1,700,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .212 01/15/46 1,638,794
Series - 2013 C13 (Class D)
2,140,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .822 08/15/49 1,955,223
Series - 2016 JP2 (Class A4)
5,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 4,817,117
Series - 2017 JP7 (Class A3)
242,116 i JP Morgan Mortgage Trust 3 .123 11/25/33 235,925
Series - 2006 A2 (Class 5A3)
1,684,323 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 3 .413 12/25/44 1,637,309
Series - 2015 1 (Class B1)
75,065 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 68,442
Series - 2015 3 (Class A19)
383,676 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 339,766
Series - 2015 6 (Class A13)
191,118 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 172,591
Series - 2016 1 (Class A13)
213,821 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 190,530
Series - 2017 2 (Class A13)
550,452 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 478,606
Series - 2018 3 (Class A13)
218,556 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 191,456
Series - 2018 4 (Class A13)
992,060 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 864,171
Series - 2018 5 (Class A13)
752,795 g,i JP Morgan Mortgage Trust 3 .124 10/26/48 720,287
Series - 2017 5 (Class A2)
890,881 g,i JP Morgan Mortgage Trust 3 .889 12/25/48 730,219
Series - 2018 6 (Class B4)
118,352 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 110,615
Series - 2018 8 (Class A13)
140,343 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 130,966
Series - 2018 9 (Class A13)
52,423 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 49,603
Series - 2019 1 (Class A3)
269,434 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 254,943
Series - 2019 1 (Class A15)
492,395 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .034 10/25/49 486,587
Series - 2019 INV1 (Class A11)
2,431,550 g,i JP Morgan Mortgage Trust 3 .836 06/25/50 1,976,456
Series - 2020 1 (Class B2)
4,281,289 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 3,350,205
Series - 2021 6 (Class A15)
2,400,877 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,878,740
Series - 2021 7 (Class A15)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,803,689 g,i JP Morgan Mortgage Trust 2 .500% 12/25/51 $ 2,212,103
Series - 2021 8 (Class A15)
1,077,211 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 847,234
Series - 2021 10 (Class A15)
4,129,603 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 3,258,245
Series - 2021 11 (Class A15)
1,183,341 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 933,652
Series - 2021 12 (Class A15)
2,202,232 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 1,688,684
Series - 2021 INV6 (Class B1)
1,409,429 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 1,064,168
Series - 2021 INV6 (Class B2)
1,789,752 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,412,109
Series - 2021 14 (Class A15)
6,046,497 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,770,669
Series - 2021 15 (Class A15)
1,719,246 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 1,389,928
Series - 2022 2 (Class A25)
4,484,423 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 3,902,882
Series - 2022 LTV2 (Class A6)
415,024 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 407,533
Series - 2014 C23 (Class ASB)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3 .634 02/15/48 4,730,617
Series - 2015 C27 (Class AS)
6,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 5,587,436
Series - 2015 C31 (Class B)
2,500,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .394 03/17/49 2,165,154
Series - 2016 C1 (Class D1)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 3,973,762
Series - 2020 COR7 (Class AS)
10,000,000 g Liberty Street Trust 3 .597 02/10/36 9,160,731
Series - 2016 225L (Class A)
340,590 Master Alternative Loan Trust 7 .000 01/25/34 331,649
Series - 2004 1 (Class 3A1)
911,278 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 852,172
Series - 2014 C19 (Class LNC2)
2,000,000 i Morgan Stanley Capital I Trust 3 .779 05/15/48 1,910,861
Series - 2015 MS1 (Class A4)
132,584 †,i Morgan Stanley Capital I Trust 6 .282 12/12/49 66,789
Series - 2007 IQ16 (Class AJFX)
300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 276,634
Series - 2017 HR2 (Class A4)
2,150,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 1,992,246
Series - 2018 H3 (Class AS)
1,075,436 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 922,123
Series - 2021 4 (Class A4)
3,628,021 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,862,498
Series - 2021 5 (Class A9)
3,311,193 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,860,591
Series - 2021 6 (Class A4)
2,920,187 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,304,019
Series - 2021 6 (Class A9)
1,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 1,318,570
Series - 2019 PARK (Class E)
11,100,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 4 .318 07/15/36 10,929,330
Series - 2019 MILE (Class A)
3,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 3.500% 6 .318 07/15/36 2,865,503
Series - 2019 MILE (Class E)
4,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 7 .068 07/15/36 4,255,627
Series - 2019 MILE (Class F)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 461,916 g,i New Residential Mortgage Loan Trust 2 .797% 09/25/59 $ 423,397
Series - 2019 NQM4 (Class A3)
425,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 355,983
Series - 2019 NQM4 (Class M1)
131,331 i New York Mortgage Trust LIBOR 1 M + 0.480% 3 .564 02/25/36 128,993
Series - 2005 3 (Class A1)
650,000 g,i NLT Trust 2 .569 08/25/56 461,777
Series - 2021 INV2 (Class M1)
5,358,345 g,i OBX Trust 2 .500 07/25/51 4,227,719
Series - 2021 J2 (Class A19)
399,437 g,i OBX Trust LIBOR 1 M + 0.650% 3 .734 06/25/57 388,113
Series - 2018 1 (Class A2)
1,635,161 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,290,138
Series - 2021 1 (Class A19)
5,700,000 g One Bryant Park Trust 2 .516 09/15/54 4,694,828
Series - 2019 OBP (Class A)
2,700,000 g,i Onslow Bay Mortgage Loan Trust 2 .451 05/25/61 1,690,292
Series - 2021 NQM2 (Class M1)
6,757,129 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,331,356
Series - 2022 2 (Class A22)
1,494,651 g,i RCKT Mortgage Trust 3 .500 06/25/52 1,248,715
Series - 2022 4 (Class A22)
171,628 g,i Sequoia Mortgage Trust 3 .500 05/25/45 152,336
Series - 2015 2 (Class A1)
212,831 g,i Sequoia Mortgage Trust 3 .500 06/25/46 192,139
Series - 2016 1 (Class A19)
631,806 g,i Sequoia Mortgage Trust 3 .500 02/25/47 562,923
Series - 2017 2 (Class A19)
555,766 g,i Sequoia Mortgage Trust 3 .500 04/25/47 489,355
Series - 2017 3 (Class A19)
1,200,832 g,i Sequoia Mortgage Trust 3 .719 09/25/47 1,040,348
Series - 2017 6 (Class B1)
745,202 g,i Sequoia Mortgage Trust 3 .500 02/25/48 670,694
Series - 2018 2 (Class A19)
238,949 g,i Sequoia Mortgage Trust 3 .500 03/25/48 216,133
Series - 2018 3 (Class A1)
23,045 g,i Sequoia Mortgage Trust 4 .000 09/25/48 21,785
Series - 2018 7 (Class A19)
119,862 g,i Sequoia Mortgage Trust 4 .000 06/25/49 115,583
Series - 2019 2 (Class A19)
686,931 g,i Sequoia Mortgage Trust 3 .500 12/25/49 610,286
Series - 2019 5 (Class A19)
1,914,999 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,548,185
Series - 2020 3 (Class A19)
2,461,776 g,i Sequoia Mortgage Trust 2 .500 06/25/51 1,942,334
Series - 2021 4 (Class A19)
298,857 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 269,715
Series - 2017 2 (Class A1)
11,415,000 g SLG Office Trust 2 .851 07/15/41 8,109,564
Series - 2021 OVA (Class E)
2,411,476 g,i SMR Mortgage Trust 5 .245 02/15/39 2,333,036
Series - 2022 IND (Class B)
3,500,000 g,i Spruce Hill Mortgage Loan Trust 3 .827 01/28/50 3,179,231
Series - 2020 SH1 (Class B1)
6,585,000 g,i Structured Agency Credit Risk Debt Note (STACR) 4 .381 10/25/33 6,282,132
Series - 2021 DNA3 (Class M2)
12,859 g,i STACR 3 .763 02/25/48 12,335
Series - 2018 SPI1 (Class M2)
219,003 g,i STACR 3 .840 05/25/48 211,648
Series - 2018 SPI2 (Class M2B)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 226,398 g,i STACR 3 .840% 05/25/48 $ 217,222
Series - 2018 SPI2 (Class M2)
1,425,000 g,i STACR LIBOR 1 M + 2.700% 5 .784 10/25/49 1,356,792
Series - 2019 DNA4 (Class B1)
3,666,000 g,i STACR LIBOR 1 M + 2.500% 5 .584 02/25/50 3,321,493
Series - 2020 DNA2 (Class B1)
1,000,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 976,272
Series - 2013 C5 (Class B)
930,000 g,i Verus Securitization Trust 3 .207 11/25/59 853,862
Series - 2019 4 (Class M1)
557,945 g Verus Securitization Trust 1 .733 05/25/65 508,682
Series - 2020 5 (Class A3)
286,229 g Verus Securitization Trust 2 .321 05/25/65 274,894
Series - 2020 4 (Class A3)
2,986,554 g,i Verus Securitization Trust 2 .240 10/25/66 2,467,682
Series - 2021 7 (Class A3)
13,031,000 g,i Verus Securitization Trust 3 .288 11/25/66 9,695,493
Series - 2021 8 (Class M1)
1,700,000 g,i VNDO Trust 4 .033 01/10/35 1,360,872
Series - 2016 350P (Class E)
753,644 g VSE VOI Mortgage LLC 4 .020 02/20/36 728,495
Series - 2018 A (Class C)
8,940 i Washington Mutual Mortgage Pass-Through
Certificates Trust
5 .808 08/25/38 8,459
Series - 2004 RA3 (Class 2A)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .287 05/15/48 1,749,494
Series - 2015 NXS1 (Class D)
1,200,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 999,215
Series - 2015 NXS3 (Class D)
85,031 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 82,098
Series - 2019 2 (Class A17)
182,654 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 149,941
Series - 2020 4 (Class A17)
7,047,795 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,560,691
Series - 2021 2 (Class A17)
1,330,408 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 1,073,504
Series - 2021 INV1 (Class A17)
7,739,547 g,i Wells Fargo Mortgage Backed Securities Trust 3 .318 08/25/51 5,934,806
Series - 2021 INV1 (Class B2)
1,327,161 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,047,127
Series - 2022 2 (Class A18)
1,727,740 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 1,390,428
Series - 2022 INV1 (Class A18)
2,992,745 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 2,524,453
Series - 2022 INV1 (Class A17)
5,277,000 WFRBS Commercial Mortgage Trust 3 .607 11/15/47 5,084,041
Series - 2014 C24 (Class A5)
2,000,000 WF-RBS Commercial Mortgage Trust 3 .337 06/15/46 1,975,507
Series - 2013 C14 (Class A5)
95,871 g,i WinWater Mortgage Loan Trust 3 .926 06/20/44 81,294
Series - 2014 1 (Class B4)
2,774,545 g,i Woodward Capital Management 3 .000 05/25/52 2,232,861
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 444,776,438
TOTAL STRUCTURED ASSETS 784,263,391
(Cost $906,077,931)
TOTAL BONDS 4,077,143,612
(Cost $4,744,691,771)

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 0.0%
ENERGY - 0 .0%
1,538 *,† Cloud Peak Energy, Inc $ 15
TOTAL ENERGY 15
MATERIALS - 0 .0%
415,953 * Petra Diamonds Ltd 490,196
TOTAL MATERIALS 490,196
RETAILING - 0 .0%
7,034 * Men's Wearhouse LLC 49,678
TOTAL RETAILING 49,678
TOTAL COMMON STOCKS 539,889
(Cost $889,413)
PREFERRED STOCKS - 0.2%
BANKS - 0 .1%
179,363 i Wintrust Financial Corp 4,383,632
TOTAL BANKS 4,383,632
DIVERSIFIED FINANCIALS - 0 .1%
34,686 Morgan Stanley 857,438
139,125 Morgan Stanley 3,497,602
9,649 Morgan Stanley 241,997
TOTAL DIVERSIFIED FINANCIALS 4,597,037
TOTAL PREFERRED STOCKS 8,980,669
(Cost $9,136,715)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 7.4%
GOVERNMENT AGENCY DEBT - 0 .8%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 11/07/22 9,969,423
5,000,000 FHLB 0 .000 12/21/22 4,962,712
10,000,000 FHLB 0 .000 12/28/22 9,918,842
10,000,000 FHLB 0 .000 02/27/23 9,848,863
TOTAL GOVERNMENT AGENCY DEBT 34,699,840
REPURCHASE AGREEMENT - 5 .3%
229,500,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 229,500,000
TOTAL REPURCHASE AGREEMENT 229,500,000
TREASURY DEBT - 0 .2%
10,000,000 United States Treasury Bill 0 .000 10/06/22 9,997,956
TOTAL TREASURY DEBT 9,997,956

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .1%
47,413,362 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070% $ 47,413,362
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 47,413,362
TOTAL SHORT-TERM INVESTMENTS 321,611,158
(Cost $321,700,553)
TOTAL INVESTMENTS - 103.2% 4,475,559,719
(Cost $5,148,721,569)
OTHER ASSETS & LIABILITIES, NET - (3.2)% (137,503,701)
NET ASSETS - 100.0% $ 4,338,056,018
CNY Chinese Yuan
DOP Dominican Republic Peso
EUR Euro
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $51,328,518.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $229,500,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rates 0.750%–2.125% and maturity date 5/31/26, valued at $234,090,021.
Centrally cleared credit default swap contracts outstanding as of September 30, 2022 were as follows:
PURCHASED
Reference
entity
Terms of
payments to
be paid
Terms of
payments to
be received Counterparty
Fixed rate
payment
frequency
Maturity
date
Notional
amount * Value
Premiums
paid
(received)
Unrealized
appreciation
(depreciation)
CDX-NAHYS38V2-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 06/20/27 $ 156,420,000 $ (3,301,737) $ (4,215,999) $ 914,262
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of investments
(unaudited)
Core Plus Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
concluded
SOLD
Reference
entity
Terms of
payments to
be paid
Terms of
payments to
be received Counterparty
Fixed rate
payment
frequency
Maturity
date
Notional
amount * Value
Premiums
paid
(received)
Unrealized
appreciation
(depreciation)
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/27 $ 20,000,000 $ 422,163 $ (73,433) $ 495,596
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 18,000,000 379,947 54,413 325,534
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 25,000,000 527,704 506,561 21,143
CDX-NAHYS39V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/27 158,000,000 6,242,825 7,134,320 (891,495)
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 19,800,000 417,941 (283,548) 701,489
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 35,000,000 738,785 279,363 459,422
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 20,000,000 422,163 166,280 255,883
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/27 20,000,000 422,163 286,781 135,382
Total $ 9,573,691 $ 8,070,737 $ 1,502,954
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
LONG-TERM MUNICIPAL BONDS - 96.3%
ALABAMA
-
2 .4%
$ 250,000 Black Belt Energy Gas District 4 .000% 12/01/27 $ 248,992
500,000 City of Birmingham AL 5 .000 12/01/29 541,252
500,000 City of Birmingham AL 5 .000 12/01/30 539,786
630,000 County of Mobile AL 5 .000 02/01/34 676,194
2,900,000 Lower Alabama Gas District 4 .000 12/01/50 2,862,107
1,000,000 University of South Alabama 5 .000 11/01/31 1,035,624
TOTAL ALABAMA 5,903,955
ALASKA
-
1 .3%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 517,920
2,570,000 Borough of Matanuska-Susitna AK 5 .000 09/01/25 2,674,046
TOTAL ALASKA 3,191,966
ARIZONA
-
0 .9%
2,000,000 Chandler Industrial Development Authority 5 .000 06/01/49 2,025,488
190,000 Pinal County Electric District No 3 5 .000 07/01/33 197,962
TOTAL ARIZONA 2,223,450
ARKANSAS
-
0 .4%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,055,278
TOTAL ARKANSAS 1,055,278
CALIFORNIA
-
4 .5%
1,090,000 California County Tobacco Securitization Agency 4 .000 06/01/36 995,445
365,000 California Educational Facilities Authority 5 .000 12/01/29 376,390
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,531,936
185,000 California Municipal Finance Authority 4 .000 07/15/29 170,246
650,000 g California School Finance Authority 5 .000 08/01/25 666,106
65,000 g California School Finance Authority 5 .000 08/01/25 68,114
225,000 g California Statewide Communities Development
Authority
5 .000 12/01/28 225,347
2,000,000 City of Los Angeles Department of Airports 5 .000 05/15/27 2,070,022
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/36 1,021,802
195,000 Long Beach Community College District 3 .000 08/01/37 159,379
450,000 Palmdale Community Redevelopment Agency 5 .000 09/01/25 469,484
415,000 Palmdale Community Redevelopment Agency 5 .000 09/01/31 439,210
750,000 San Diego Public Facilities Financing Authority 5 .000 10/15/31 791,112
1,405,000 San Francisco City & County Airport Comm-San
Francisco International Airport
5 .000 05/01/31 1,477,021
500,000 Santee CDC Successor Agency 5 .000 08/01/27 528,398
TOTAL CALIFORNIA 10,990,012
COLORADO
-
1 .6%
1,500,000 City & County of Denver CO Airport System Revenue 5 .000 11/15/30 1,554,884
590,000 City & County of Denver CO Airport System Revenue 5 .000 12/01/31 609,591
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 250,939
310,000 Denver Health & Hospital Authority 5 .000 12/01/28 323,026
1,000,000 Interlocken Metropolitan District 5 .000 12/01/27 1,067,435
TOTAL COLORADO 3,805,875
CONNECTICUT
-
4 .4%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,247,349
765,000 Capital Region Development Authority 5 .000 06/15/33 799,582
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,027,090
495,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/27 520,494
630,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/29 629,834

Portfolio of investments
(unaudited)
5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
CONNECTICUT—continued
$ 330,000 Connecticut State Health & Educational Facilities
Authority
5 .000% 07/01/30 $ 328,412
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/32 364,336
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/33 363,371
300,000 Connecticut State Higher Education Supplement Loan
Authority
5 .000 11/15/25 315,282
250,000 Connecticut State Higher Education Supplement Loan
Authority
5 .000 11/15/26 266,293
500,000 State of Connecticut Special Tax Revenue 5 .000 05/01/30 550,348
1,000,000 State of Connecticut Special Tax Revenue 5 .000 05/01/34 1,076,766
2,000,000 University of Connecticut 5 .000 03/15/28 2,100,467
TOTAL CONNECTICUT 10,589,624
DISTRICT OF COLUMBIA
-
3 .2%
955,000 District of Columbia 5 .000 04/01/27 1,001,994
2,680,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/28 2,812,019
3,800,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/32 3,980,830
TOTAL DISTRICT OF COLUMBIA 7,794,843
FLORIDA
-
6 .6%
1,000,000 Alachua County Health Facilities Authority 5 .000 12/01/31 1,039,063
250,000 County of Broward FL Airport System Revenue 5 .000 10/01/27 259,437
250,000 County of Broward FL Airport System Revenue 5 .000 10/01/28 259,317
1,500,000 County of Miami-Dade FL Aviation Revenue 4 .000 10/01/36 1,387,768
3,000,000 Escambia County Health Facilities Authority 5 .000 08/15/32 3,033,416
1,250,000 g Florida Development Finance Corp 7 .250 07/01/57 1,220,395
795,000 Greater Orlando Aviation Authority 5 .000 10/01/26 837,820
305,000 Greater Orlando Aviation Authority 5 .000 10/01/26 314,547
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 180,769
185,000 Hillsborough County Aviation Authority 5 .000 10/01/32 190,254
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 194,239
400,000 Hillsborough County Port District 5 .000 06/01/29 419,386
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,035,368
210,000 Miami-Dade County Educational Facilities Authority 5 .000 04/01/28 220,895
1,375,000 Miami-Dade County Expressway Authority 5 .000 07/01/31 1,410,398
255,000 Miami-Dade County Health Facilities Authority 4 .000 08/01/37 231,733
500,000 Pinellas County School Board 4 .000 07/01/36 481,821
2,180,000 Port St. Lucie Community Redevelopment Agency 5 .000 01/01/26 2,279,416
500,000 School District of Broward County 5 .000 07/01/31 522,016
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 560,706
TOTAL FLORIDA 16,078,764
GEORGIA
-
4 .2%
1,250,000 Brookhaven Development Authority 5 .000 07/01/27 1,331,124
1,110,000 Burke County Development Authority 2 .250 10/01/32 1,098,897
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 895,777
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,109,249
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,026,868
250,000 Georgia Municipal Association, Inc 5 .000 12/01/30 268,897
1,000,000 Glynn-Brunswick Memorial Hospital Authority 5 .000 08/01/47 943,343
1,020,000 Main Street Natural Gas, Inc 4 .000 08/01/49 1,030,513
2,500,000 Municipal Electric Authority of Georgia 5 .000 01/01/62 2,485,425
TOTAL GEORGIA 10,190,093
GUAM
-
0 .2%
200,000 Port Authority of Guam 5 .000 07/01/29 208,559

Portfolio of investments
(unaudited)
5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
GUAM—continued
$ 200,000 Port Authority of Guam 5 .000% 07/01/30 $ 207,820
TOTAL GUAM 416,379
HAWAII
-
0 .8%
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/29 1,041,759
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/41 993,348
TOTAL HAWAII 2,035,107
ILLINOIS
-
12 .3%
1,500,000 Chicago Board of Education 5 .000 12/01/26 1,535,925
1,335,000 Chicago Board of Education 4 .000 12/01/27 1,291,133
500,000 Chicago Housing Authority 5 .000 01/01/33 522,416
2,000,000 Chicago Midway International Airport 5 .000 01/01/26 2,052,290
300,000 Chicago O'Hare International Airport 5 .000 01/01/28 309,718
1,000,000 Chicago O'Hare International Airport 5 .000 01/01/32 1,010,212
300,000 Chicago Transit Authority 5 .000 06/01/28 317,349
3,250,000 City of Chicago IL 5 .000 01/01/28 3,312,502
1,000,000 City of Chicago IL 4 .000 01/01/35 887,243
1,000,000 City of Chicago IL Wastewater Transmission Revenue 5 .000 01/01/26 1,035,974
1,250,000 City of Chicago IL, GO 5 .000 01/01/29 1,268,642
1,500,000 City of Chicago IL, GO 5 .500 01/01/35 1,506,128
650,000 City of Chicago IL, GO 5 .500 01/01/37 651,975
500,000 City of Chicago IL, GO 5 .500 01/01/42 501,310
150,000 Cook County School District No 78 Rosemont 5 .000 12/01/31 164,438
1,750,000 County of Cook IL 5 .000 11/15/31 1,822,931
1,160,000 County of Cook IL Sales Tax Revenue 5 .000 11/15/36 1,206,076
700,000 Illinois State Toll Highway Authority 4 .000 01/01/42 643,351
630,000 Illinois State Toll Highway Authority 4 .000 01/01/46 560,630
305,000 Metropolitan Pier & Exposition Authority 4 .000 06/15/52 231,877
2,000,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .000 12/01/30 2,100,575
1,500,000 Sales Tax Securitization Corp 5 .000 01/01/30 1,567,397
115,000 Sales Tax Securitization Corp 2 .857 01/01/31 95,561
2,000,000 State of Illinois 5 .000 06/01/28 2,031,917
1,500,000 State of Illinois 5 .000 03/01/37 1,477,238
250,000 Village of Broadview IL 5 .000 12/01/28 270,526
200,000 Village of Broadview IL 5 .000 12/01/29 216,148
545,000 Village of Broadview IL 5 .000 12/01/30 590,219
745,000 Village of Broadview IL 5 .000 12/01/33 799,859
TOTAL ILLINOIS 29,981,560
INDIANA
-
0 .6%
1,365,000 City of Whiting IN 5 .000 12/01/44 1,402,167
TOTAL INDIANA 1,402,167
IOWA
-
0 .2%
475,000 Iowa Higher Education Loan Authority 5 .000 10/01/27 509,513
TOTAL IOWA 509,513
KENTUCKY
-
1 .1%
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,323,055
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,322,099
TOTAL KENTUCKY 2,645,154
LOUISIANA
-
1 .3%
480,000 City of New Orleans LA Sewerage Service Revenue 4 .000 06/01/36 465,428
750,000 Louisiana Local Government Environmental Facilities &
Community Development Authority
5 .000 10/01/27 786,925
500,000 New Orleans Aviation Board 5 .000 10/01/33 527,767
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,284,178
TOTAL LOUISIANA 3,064,298

Portfolio of investments
(unaudited)
5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
MAINE
-
0 .0%
$ 750,000 †,g,q Finance Authority of Maine 5 .375% 12/15/33 $ 5,100
TOTAL MAINE 5,100
MARYLAND
-
0 .8%
2,000,000 County of Baltimore MD 4 .000 01/01/29 2,015,531
TOTAL MARYLAND 2,015,531
MASSACHUSETTS
-
1 .2%
500,000 Massachusetts Development Finance Agency 5 .000 12/01/29 519,252
2,100,000 University of Massachusetts Building Authority 5 .000 11/01/29 2,329,112
TOTAL MASSACHUSETTS 2,848,364
MICHIGAN
-
3 .0%
500,000 Charlotte Public School District 4 .000 05/01/36 493,910
2,000,000 Michigan Finance Authority 5 .000 11/15/28 2,073,811
1,000,000 Michigan Finance Authority 5 .000 12/01/36 1,046,077
1,750,000 State of Michigan Trunk Line Revenue 5 .000 11/15/30 1,952,741
1,250,000 Wayne County Airport Authority 5 .000 12/01/29 1,304,758
385,000 Wayne County Airport Authority 5 .000 12/01/29 412,656
TOTAL MICHIGAN 7,283,953
MINNESOTA
-
0 .7%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,084,176
70,000 Duluth Economic Development Authority 5 .000 02/15/33 71,549
500,000 Northern Municipal Power Agency 5 .000 01/01/28 525,308
TOTAL MINNESOTA 1,681,033
MISSISSIPPI
-
1 .3%
1,045,000 Mississippi Development Bank 5 .000 03/01/26 1,090,447
1,000,000 Mississippi Development Bank 5 .000 06/01/27 1,061,697
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,027,110
TOTAL MISSISSIPPI 3,179,254
MISSOURI
-
2 .9%
1,225,000 City of Kansas City MO 5 .000 10/01/26 1,282,666
2,500,000 City of Kansas City MO Sanitary Sewer System Revenue 3 .000 01/01/37 1,982,509
1,000,000 City of St. Louis MO Parking Revenue 5 .000 12/15/26 1,045,963
900,000 Health & Educational Facilities Authority of the State
of Missouri
5 .000 02/15/28 946,179
1,745,000 St. Louis Municipal Finance Corp 5 .000 02/15/26 1,831,263
TOTAL MISSOURI 7,088,580
NEVADA
-
0 .4%
1,000,000 Las Vegas Redevelopment Agency 5 .000 06/15/26 1,030,666
TOTAL NEVADA 1,030,666
NEW HAMPSHIRE
-
0 .1%
130,000 New Hampshire Business Finance Authority 5 .000 04/01/31 136,764
TOTAL NEW HAMPSHIRE 136,764
NEW JERSEY
-
5 .4%
350,000 Gloucester County Improvement Authority 5 .000 07/01/34 371,597
1,000,000 New Jersey Economic Development Authority 5 .000 06/15/27 1,036,708
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,530,173
1,000,000 New Jersey Educational Facilities Authority 5 .000 07/01/27 1,046,713
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,035,635
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 778,330
1,120,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/34 1,032,184
3,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/34 3,036,475
1,000,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/36 901,287
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 896,929

Portfolio of investments
(unaudited)
5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
NEW JERSEY—continued
$ 500,000 South Jersey Port Corp 5 .000% 01/01/48 $ 470,635
TOTAL NEW JERSEY 13,136,666
NEW YORK
-
5 .5%
1,000,000 Brooklyn Arena Local Development Corp 5 .000 07/15/26 1,018,181
10,000 Metropolitan Transportation Authority 4 .000 11/15/34 9,090
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,183,859
160,000 New York City Industrial Development Agency 3 .000 01/01/46 109,956
1,750,000 New York State Dormitory Authority 5 .000 07/01/33 1,782,573
1,000,000 New York State Urban Development Corp 5 .000 03/15/35 1,065,456
375,000 New York Transportation Development Corp 5 .000 07/01/30 379,557
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,014,311
715,000 New York Transportation Development Corp 5 .000 01/01/36 686,107
505,000 New York Transportation Development Corp 5 .000 12/01/36 508,905
635,000 New York Transportation Development Corp 5 .000 12/01/36 619,051
1,500,000 Port Authority of New York & New Jersey 5 .000 07/15/31 1,587,656
1,000,000 Port Authority of New York & New Jersey 4 .000 11/01/34 938,146
1,000,000 Port Authority of New York & New Jersey 5 .000 11/01/35 1,019,883
1,625,000 Port Authority of New York & New Jersey 4 .000 07/15/36 1,491,226
TOTAL NEW YORK 13,413,957
NORTH CAROLINA
-
1 .2%
1,355,000 County of Duplin NC 5 .000 04/01/27 1,421,349
1,000,000 North Carolina Capital Facilities Finance Agency 5 .000 05/01/31 1,072,028
210,000 North Carolina Medical Care Commission 4 .000 02/01/36 197,243
255,000 North Carolina Medical Care Commission 3 .000 07/01/36 215,888
TOTAL NORTH CAROLINA 2,906,508
NORTH DAKOTA
-
0 .4%
1,000,000 North Dakota Housing Finance Agency 2 .400 01/01/26 961,256
TOTAL NORTH DAKOTA 961,256
OHIO
-
2 .8%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,059,036
1,000,000 City of Cleveland OH Airport System Revenue 5 .000 01/01/27 1,032,902
200,000 City of Cleveland OH Income Tax Revenue 5 .000 10/01/27 215,484
250,000 City of Cleveland OH Income Tax Revenue 5 .000 10/01/28 269,296
240,000 City of Toledo OH 4 .000 12/01/29 245,266
250,000 City of Toledo OH 4 .000 12/01/30 257,356
200,000 City of Toledo OH 4 .000 12/01/31 204,836
1,500,000 County of Miami OH 5 .000 08/01/32 1,546,077
725,000 County of Montgomery OH 5 .000 08/01/36 745,148
300,000 Lebanon City School District 3 .000 12/01/36 246,478
700,000 Miami University 5 .000 09/01/28 756,965
175,000 State of Ohio 5 .000 01/15/35 179,994
TOTAL OHIO 6,758,838
OKLAHOMA
-
0 .8%
750,000 Oklahoma Development Finance Authority 5 .000 08/15/28 720,337
1,500,000 Oklahoma Development Finance Authority 5 .250 08/15/48 1,244,752
TOTAL OKLAHOMA 1,965,089
OREGON
-
0 .6%
3,000,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 219,000
1,000,000 †,q Oregon State Business Development Commission 11 .500 04/01/31 60,000
625,000 †,g Oregon State Business Development Commission 9 .000 04/01/37 45,625
1,000,000 Tri-County Metropolitan Transportation District of
Oregon
5 .000 10/01/28 1,069,437
TOTAL OREGON 1,394,062
PENNSYLVANIA
-
3 .1%
1,100,000 Allegheny County Higher Education Building Authority 5 .000 03/01/29 1,136,111

Portfolio of investments
(unaudited)
5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
PENNSYLVANIA—continued
$ 740,000 Coatesville School District 5 .000% 08/01/25 $ 772,808
500,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/25 506,612
500,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/26 509,021
670,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/30 682,179
500,000 Pennsylvania Economic Development Financing
Authority
5 .000 10/15/34 518,483
415,000 Pittsburgh Water & Sewer Authority 5 .000 09/01/27 444,120
1,500,000 School District of the City of Erie 5 .000 04/01/28 1,603,019
500,000 South Wayne County Water and Sewer Authority 4 .000 02/15/37 475,119
915,000 Township of Northampton PA 4 .000 05/15/33 919,902
TOTAL PENNSYLVANIA 7,567,374
RHODE ISLAND
-
0 .4%
825,000 Rhode Island Commerce Corp 5 .000 06/15/27 875,899
TOTAL RHODE ISLAND 875,899
SOUTH CAROLINA
-
2 .0%
2,000,000 Center for Arts & Health Sciences Public Facilities Corp 4 .000 10/01/37 1,954,102
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/27 279,518
170,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/28 181,205
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/29 285,284
500,000 South Carolina Public Service Authority 4 .000 12/01/37 445,483
890,000 South Carolina Public Service Authority 4 .000 12/01/40 772,838
1,000,000 Spartanburg Regional Health Services District 4 .000 04/15/37 909,805
TOTAL SOUTH CAROLINA 4,828,235
TENNESSEE
-
1 .3%
180,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4 .000 05/01/37 160,168
2,305,000 Metropolitan Nashville Airport Authority 5 .000 07/01/35 2,354,198
755,000 Tennessee Energy Acquisition Corp 4 .000 11/01/49 747,702
TOTAL TENNESSEE 3,262,068
TEXAS
-
9 .6%
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/28 366,918
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/29 368,621
400,000 Atascosa County Industrial Development Corp 5 .000 12/15/30 421,908
1,100,000 Central Texas Regional Mobility Authority 5 .000 01/01/27 1,146,186
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,260,941
750,000 Central Texas Regional Mobility Authority 4 .000 01/01/36 689,576
400,000 City of Austin TX Airport System Revenue 5 .000 11/15/27 423,636
900,000 City of Austin TX Airport System Revenue 5 .000 11/15/39 902,186
1,000,000 City of El Paso TX 4 .000 08/15/35 983,371
2,000,000 City of El Paso TX Airport Revenue 5 .000 08/15/28 2,086,104
1,970,000 City of Houston TX 5 .000 03/01/32 2,083,746
3,000,000 City of Houston TX Combined Utility System Revenue 5 .000 11/15/29 3,292,494
1,000,000 Conroe Independent School District 2 .500 02/15/37 773,443
500,000 County of Galveston TX 4 .000 02/01/38 473,219
150,000 Harris County Toll Road Authority 4 .000 08/15/36 145,321
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,066,823
420,000 Port Freeport TX 5 .000 06/01/28 441,236
825,000 Port Freeport TX 5 .000 06/01/29 865,410
865,000 Port Freeport TX 5 .000 06/01/30 905,673
935,000 Port Freeport TX 5 .000 06/01/32 972,943
2,500,000 Texas Private Activity Bond Surface Transportation Corp 5 .000 12/31/35 2,497,397
1,000,000 University of North Texas 5 .000 04/15/27 1,061,964
TOTAL TEXAS 23,229,116
UTAH
-
1 .0%
475,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/31 490,485
1,000,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/32 1,026,478

Portfolio of investments
(unaudited)
5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
concluded
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
UTAH—continued
$ 1,000,000 Salt Lake City Corp Airport Revenue 5 .000% 07/01/33 $ 1,017,203
TOTAL UTAH 2,534,166
VIRGIN ISLANDS
-
1 .9%
2,000,000 g Virgin Islands Public Finance Authority 5 .000 09/01/25 2,052,553
2,500,000 g Virgin Islands Public Finance Authority 5 .000 09/01/33 2,582,158
TOTAL VIRGIN ISLANDS 4,634,711
VIRGINIA
-
0 .9%
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 1,815,103
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 392,255
TOTAL VIRGINIA 2,207,358
WASHINGTON
-
1 .7%
500,000 Klickitat County Public Utility District No 5 .000 12/01/27 538,602
1,000,000 Pend Oreille County Public Utility District No  Box
Canyon
5 .000 01/01/29 1,033,519
1,000,000 Pierce County School District No 403 Bethel 4 .000 12/01/37 986,491
1,500,000 Washington Health Care Facilities Authority 4 .000 10/01/42 1,488,079
TOTAL WASHINGTON 4,046,691
WEST VIRGINIA
-
1 .3%
1,000,000 West Virginia Higher Education Policy Commission 5 .000 07/01/27 1,069,410
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 767,782
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,237,134
TOTAL WEST VIRGINIA 3,074,326
TOTAL LONG-TERM MUNICIPAL BONDS 233,943,603
(Cost $262,390,070)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 2.4%
GOVERNMENT AGENCY DEBT - 2 .4%
5,860,000 Federal Home Loan Bank (FHLB) 0 .000 10/03/22 5,860,000
TOTAL GOVERNMENT AGENCY DEBT 5,860,000
TOTAL SHORT-TERM INVESTMENTS 5,860,000
(Cost $5,859,154)
TOTAL INVESTMENTS - 98.7% 239,803,603
(Cost $268,249,224)
OTHER ASSETS & LIABILITIES, NET - 1.3% 3,211,493
NET ASSETS - 100.0% $ 243,015,096
GO General Obligation
†
Security is categorized as Level 3 in the fair value hierarchy.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
q
In default

Portfolio of investments
(unaudited)
Green Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.4%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
$ 493,750 i LTR Intermediate Holdings, Inc LIBOR 4 M + 4.500% 8 .174% 05/05/28 $ 451,782
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 451,782
UTILITIES - 1 .1%
461,237 i Exgen Renewables IV LLC LIBOR 4 M + 2.500% 5 .570 12/15/27 452,762
997,500 i TerraForm Power Operating LLC SOFR 4M + 2.750% 6 .403 05/21/29 989,395
TOTAL UTILITIES 1,442,157
TOTAL BANK LOAN OBLIGATIONS 1,893,939
(Cost $1,931,640)
BONDS - 92.5%
CORPORATE BONDS - 55 .8%
AUTOMOBILES & COMPONENTS - 2 .1%
1,250,000 Ford Motor Co 3 .250 02/12/32 900,412
775,000 General Motors Co 5 .400 10/15/29 714,586
1,000,000 General Motors Co 5 .600 10/15/32 892,647
350,000 g Hyundai Capital Services, Inc 1 .250 02/08/26 304,218
TOTAL AUTOMOBILES & COMPONENTS 2,811,863
BANKS - 7 .4%
1,200,000 g ABN AMRO Bank NV 2 .470 12/13/29 951,203
250,000 g Bank Hapoalim BM 3 .255 01/21/32 207,490
1,000,000 Bank of America Corp 0 .981 09/25/25 909,833
1,000,000 Bank of America Corp 2 .456 10/22/25 936,284
1,000,000 Bank of Nova Scotia 2 .375 01/18/23 993,655
250,000 Citigroup, Inc 0 .776 10/30/24 237,415
1,000,000 g ING Groep NV 1 .400 07/01/26 882,985
1,000,000 JPMorgan Chase & Co 0 .768 08/09/25 916,739
1,000,000 National Bank of Canada 0 .550 11/15/24 946,664
250,000 NatWest Group plc 2 .359 05/22/24 244,127
825,000 Santander Holdings USA, Inc 5 .807 09/09/26 806,344
200,000 g Shinhan Financial Group Co Ltd 3 .340 02/05/30 187,086
1,000,000 g USAA Capital Corp 2 .125 05/01/30 803,045
1,000,000 Wells Fargo & Co 4 .540 08/15/26 967,405
TOTAL BANKS 9,990,275
CAPITAL GOODS - 1 .7%
250,000 Johnson Controls International plc 1 .750 09/15/30 193,369
625,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 603,527
1,000,000 Xylem, Inc 1 .950 01/30/28 843,983
755,000 Xylem, Inc 2 .250 01/30/31 603,646
TOTAL CAPITAL GOODS 2,244,525
CONSUMER DURABLES & APPAREL - 0 .1%
250,000 Whirlpool Corp 2 .400 05/15/31 191,850
TOTAL CONSUMER DURABLES & APPAREL 191,850
CONSUMER SERVICES - 1 .9%
1,250,000 Conservation Fund 3 .474 12/15/29 1,069,051
260,000 i Nature Conservancy LIBOR 3 M + 1.080% 3 .862 02/01/24 259,533
500,000 Nature Conservancy 1 .511 07/01/29 410,905
1,000,000 Nature Conservancy 3 .957 03/01/52 813,872
TOTAL CONSUMER SERVICES 2,553,361

Portfolio of investments
(unaudited)
Green Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS - 3 .8%
$ 2,000,000 g Cooperatieve Rabobank UA 1 .004% 09/24/26 $ 1,738,888
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 952,627
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 915,019
285,000 g Starwood Property Trust, Inc 4 .375 01/15/27 242,958
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 821,144
500,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 474,879
TOTAL DIVERSIFIED FINANCIALS 5,145,515
ENERGY - 0 .2%
270,000 e,g Sunnova Energy Corp 5 .875 09/01/26 241,256
TOTAL ENERGY 241,256
FOOD & STAPLES RETAILING - 1 .5%
1,000,000 SYSCO Corp 2 .400 02/15/30 813,832
1,575,000 Walmart, Inc 1 .800 09/22/31 1,251,289
TOTAL FOOD & STAPLES RETAILING 2,065,121
FOOD, BEVERAGE & TOBACCO - 1 .4%
250,000 g NBM US Holdings, Inc 6 .625 08/06/29 228,094
1,000,000 PepsiCo, Inc 3 .900 07/18/32 924,387
1,000,000 PepsiCo, Inc 2 .875 10/15/49 700,572
TOTAL FOOD, BEVERAGE & TOBACCO 1,853,053
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 697,874
250,000 Stanford Health Care 3 .027 08/15/51 165,423
TOTAL HEALTH CARE EQUIPMENT & SERVICES 863,297
INSURANCE - 1 .3%
1,000,000 Aflac, Inc 1 .125 03/15/26 881,382
1,000,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 942,600
TOTAL INSURANCE 1,823,982
MATERIALS - 2 .6%
1,000,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 859,250
570,000 g LG Chem Ltd 4 .375 07/14/25 556,691
500,000 g LG Chem Ltd 3 .625 04/15/29 451,251
1,000,000 Sonoco Products Co 2 .250 02/01/27 885,641
1,000,000 Sonoco Products Co 2 .850 02/01/32 792,337
TOTAL MATERIALS 3,545,170
MEDIA & ENTERTAINMENT - 0 .5%
750,000 † Family Forest Impact Foundation LLC 5 .500 07/01/32 704,035
TOTAL MEDIA & ENTERTAINMENT 704,035
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .6%
1,000,000 Pfizer, Inc 2 .625 04/01/30 859,095
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 859,095
REAL ESTATE - 3 .3%
1,000,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 773,178
406,000 ERP Operating LP 4 .150 12/01/28 373,153
1,300,000 Federal Realty Investment Trust 1 .250 02/15/26 1,143,936
250,000 e,g HAT Holdings I LLC 6 .000 04/15/25 235,198
250,000 g HAT Holdings I LLC 3 .375 06/15/26 200,625
250,000 g HAT Holdings I LLC 3 .750 09/15/30 181,800
1,000,000 Host Hotels & Resorts LP 2 .900 12/15/31 733,919
1,000,000 Kilroy Realty LP 2 .650 11/15/33 701,342

Portfolio of investments
(unaudited)
Green Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 250,000 UDR, Inc 1 .900% 03/15/33 $ 173,267
TOTAL REAL ESTATE 4,516,418
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .3%
1,000,000 Intel Corp 4 .150 08/05/32 910,641
1,000,000 NXP BV 3 .400 05/01/30 833,388
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,744,029
SOFTWARE & SERVICES - 0 .6%
1,000,000 Mastercard, Inc 1 .900 03/15/31 797,668
TOTAL SOFTWARE & SERVICES 797,668
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .8%
1,000,000 Apple, Inc 2 .850 02/23/23 995,563
1,600,000 Apple, Inc 3 .000 06/20/27 1,503,347
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,498,910
TELECOMMUNICATION SERVICES - 1 .6%
1,000,000 Verizon Communications, Inc 1 .500 09/18/30 751,746
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 666,760
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 743,734
TOTAL TELECOMMUNICATION SERVICES 2,162,240
UTILITIES - 21 .5%
1,000,000 AES Corp 2 .450 01/15/31 765,006
250,000 g AES Gener S.A. 6 .350 10/07/79 215,054
527,000 Ameren Illinois Co 2 .900 06/15/51 339,417
270,000 g Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 227,320
1,000,000 Avangrid, Inc 3 .150 12/01/24 956,025
215,000 g Consorcio Transmantaro SA 4 .700 04/16/34 185,454
241,875 g Continuum Energy Levanter Pte Ltd 4 .500 02/09/27 195,152
1,000,000 DTE Electric Co 1 .900 04/01/28 850,905
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 828,066
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 845,198
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 906,697
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 783,370
250,000 g Electricite de France S.A. 3 .625 10/13/25 240,137
250,000 Evergy, Inc 2 .550 07/01/26 228,866
1,000,000 Georgia Power Co 3 .250 04/01/26 937,189
284,100 g India Cleantech Energy 4 .700 08/10/26 215,205
1,650,000 Interstate Power & Light Co 3 .600 04/01/29 1,492,207
1,000,000 g Liberty Utilities Finance GP 2 .050 09/15/30 756,760
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 926,390
500,000 MidAmerican Energy Co 2 .700 08/01/52 314,031
1,075,000 g New York State Electric & Gas Corp 2 .150 10/01/31 832,613
1,000,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 771,782
500,000 Northwest Natural Gas Co 3 .078 12/01/51 294,949
250,000 NorthWestern Corp 4 .176 11/15/44 198,456
1,000,000 PacifiCorp 2 .900 06/15/52 639,878
529,000 Public Service Co of Colorado 3 .700 06/15/28 493,941
1,000,000 Public Service Co of Colorado 3 .200 03/01/50 701,106
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 778,389
1,000,000 e Public Service Electric and Gas Co 3 .100 03/15/32 851,897
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 649,605
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 774,626
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 704,548
250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 202,651
1,000,000 Southern California Edison Co 2 .750 02/01/32 792,071
1,162,000 Southern California Edison Co 3 .650 06/01/51 808,877
1,500,000 Southern Power Co 4 .150 12/01/25 1,447,657

Portfolio of investments
(unaudited)
Green Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Southwestern Electric Power Co 3 .250% 11/01/51 $ 635,442
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 682,231
205,675 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 186,650
496,605 g Sweihan PV Power Co PJSC 3 .625 01/31/49 391,188
323,362 g Topaz Solar Farms LLC 4 .875 09/30/39 281,325
189,725 g UEP Penonome II S.A. 6 .500 10/01/38 163,163
1,000,000 Union Electric Co 2 .150 03/15/32 772,270
500,000 Union Electric Co 2 .625 03/15/51 307,444
1,075,000 Union Electric Co 3 .900 04/01/52 844,106
1,050,000 g Vistra Corp 7 .000 N/A‡ 916,661
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 903,590
TOTAL UTILITIES 29,235,565
TOTAL CORPORATE BONDS 75,847,228
(Cost $86,361,593)
GOVERNMENT BONDS - 21 .0%
AGENCY SECURITIES - 1 .8%
209,933 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 189,186
209,933 OPIC 2 .360 10/15/29 193,245
1,595,153 OPIC 3 .430 06/01/33 1,492,391
250,000 United States International Development Finance Corp 1 .650 04/15/28 218,208
209,933 United States International Development Finance Corp 1 .050 10/15/29 183,970
240,176 United States International Development Finance Corp 1 .630 07/15/38 191,698
TOTAL AGENCY SECURITIES 2,468,698
FOREIGN GOVERNMENT BONDS - 12 .4%
300,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 265,278
579,000 Asian Development Bank 1 .750 08/14/26 524,977
750,000 Asian Development Bank 3 .125 09/26/28 704,084
250,000 g CDP Financial, Inc 1 .000 05/26/26 220,437
250,000 Chile Government International Bond 3 .500 01/25/50 169,814
250,000 European Bank for Reconstruction & Development 1 .625 09/27/24 237,104
1,000,000 g European Investment Bank 2 .875 06/13/25 963,090
1,250,000 European Investment Bank 0 .625 10/21/27 1,049,235
830,000 European Investment Bank 3 .250 11/15/27 794,452
250,000 European Investment Bank 1 .625 10/09/29 213,098
2,000,000 European Investment Bank 0 .750 09/23/30 1,554,896
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,057,865
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 955,564
500,000 International Bank for Reconstruction & Development 2 .125 03/03/25 473,686
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 482,080
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 893,910
2,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 1,641,786
2,000,000 International Finance Corp 2 .000 10/24/22 1,998,657
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 439,416
1,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 777,302
250,000 North American Development Bank 2 .400 10/26/22 249,820
1,000,000 g OMERS Finance Trust 4 .000 04/19/52 835,537
300,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 298,700
TOTAL FOREIGN GOVERNMENT BONDS 16,800,788
MORTGAGE BACKED - 0 .3%
250,000 i Federal National Mortgage Association (FNMA) 1 .515 11/25/30 198,414
250,000 i FNMA 1 .292 01/25/31 194,233
TOTAL MORTGAGE BACKED 392,647
MUNICIPAL BONDS - 6 .2%
180,000 g California Municipal Finance Authority 6 .375 11/15/48 153,741
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 212,098

Portfolio of investments
(unaudited)
Green Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 600,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242% 05/15/48 $ 510,533
250,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 187,673
250,000 g County of Gallatin MT 11 .500 09/01/27 260,744
500,000 District of Columbia 3 .850 02/28/25 480,643
1,000,000 g Florida Development Finance Corp 7 .250 07/01/57 976,316
600,000 Grant County Public Utility District No 2 1 .544 01/01/23 596,955
250,000 Grant County Public Utility District No 2 3 .210 01/01/40 191,218
235,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 182,884
100,000 Klickitat County Public Utilities 3 .688 12/01/38 81,988
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 253,540
500,000 Metropolitan Transportation Authority 5 .175 11/15/49 446,463
170,000 Morris County Improvement Authority 1 .298 06/15/27 146,034
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 177,801
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 174,672
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 93,840
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 124,184
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 124,462
1,840,000 New York State Energy Research & Development
Authority
4 .521 04/01/26 1,768,121
65,000 New York State Energy Research & Development
Authority
4 .577 04/01/35 64,045
55,000 New York State Environmental Facilities Corp 2 .506 11/15/22 54,948
500,000 g Ohio Air Quality Development Authority 4 .500 01/15/48 436,430
250,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 231,559
500,000 g Warm Springs Reservation Confederated Tribe 2 .800 11/01/22 499,620
TOTAL MUNICIPAL BONDS 8,430,512
U.S. TREASURY SECURITIES - 0 .3%
300,000 United States Treasury Note 4 .250 09/30/24 300,140
100,000 e United States Treasury Note 3 .125 08/31/27 95,922
TOTAL U.S. TREASURY SECURITIES 396,062
TOTAL GOVERNMENT BONDS 28,488,707
(Cost $31,274,842)
STRUCTURED ASSETS - 15 .7%
ASSET BACKED - 8 .0%
250,000 g,i BFLD Trust LIBOR 1 M + 2.100% 4 .918 10/15/35 236,846
Series - 2020 EYP (Class C)
84,145 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 68,799
Series - 2021 3CS (Class A)
301,015 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 241,740
Series - 2021 4GS (Class A)
257,179 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 207,709
Series - 2021 5CS (Class B)
474,793 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 400,000
Series - 2022 1GS (Class A)
986,804 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 945,001
Series - 2022 3CS (Class A)
116,667 g HERO Funding Trust 4 .050 09/20/41 112,820
Series - 2016 1A (Class A)
174,754 g HERO Funding Trust 3 .910 09/20/42 165,119
Series - 2016 3A (Class A2)
105,465 g HERO Funding Trust 4 .290 09/20/47 101,023
Series - 2016 4A (Class A2)
49,724 g HERO Funding Trust 4 .460 09/20/47 46,714
Series - 2017 1A (Class A2)

Portfolio of investments
(unaudited)
Green Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 116,602 g HERO Funding Trust 3 .190% 09/20/48 $ 105,131
Series - 2017 3A (Class A1)
234,953 g HERO Funding Trust 3 .950 09/20/48 214,924
Series - 2017 3A (Class A2)
127,446 g HERO Funding Trust 2 .720 09/20/57 115,323
Series - 2020 1A (Class A)
176,174 g Loanpal Solar Loan Ltd 2 .290 01/20/48 144,501
Series - 2021 1GS (Class A)
235,359 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 192,288
Series - 2020 1A (Class R)
443,941 g Mosaic Solar Loan Trust 2 .100 04/20/46 382,675
Series - 2020 1A (Class A)
149,800 g Mosaic Solar Loan Trust 1 .440 08/20/46 125,083
Series - 2020 2A (Class A)
824,664 g Mosaic Solar Loan Trust 2 .050 12/20/46 648,823
Series - 2021 1A (Class B)
325,260 g Mosaic Solar Loan Trust 2 .250 12/20/46 288,635
Series - 2021 1A (Class C)
568,544 g Mosaic Solar Loan Trust 1 .440 06/20/52 459,880
Series - 2021 3A (Class A)
1,000,000 g Mosaic Solar Loan Trust 1 .770 06/20/52 858,320
Series - 2021 3A (Class C)
186,343 g Renew 2 .060 11/20/56 158,178
Series - 2021 1 (Class A)
1,143,846 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 1,008,567
Series - 2022 A (Class A)
228,680 g Sunrun Athena Issuer LLC 5 .310 04/30/49 213,894
Series - 2018 1 (Class A)
462,083 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 409,039
Series - 2019 2 (Class A)
374,010 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 339,935
Series - 2019 1A (Class A)
497,996 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 451,569
Series - 2022 1A (Class A)
234,035 g Sunrun Vulcan Issuer LLC 2 .460 01/30/52 189,786
Series - 2021 1A (Class A)
250,000 g Tesla Auto Lease Trust 0 .780 12/20/23 246,437
Series - 2020 A (Class A4)
250,000 g Tesla Auto Lease Trust 2 .330 02/20/24 245,198
Series - 2020 A (Class D)
250,000 g Tesla Auto Lease Trust 0 .560 03/20/25 241,090
Series - 2021 A (Class A3)
300,000 g Tesla Auto Lease Trust 0 .600 09/22/25 281,231
Series - 2021 B (Class A3)
549,009 g Vivint Colar Financing V LLC 7 .370 04/30/48 508,462
Series - 2018 1A (Class B)
689,139 g Vivint Solar Financing VII LLC 2 .210 07/31/51 558,811
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 10,913,551
OTHER MORTGAGE BACKED - 7 .7%
250,000 g,i Alen Mortgage Trust LIBOR 1 M + 1.650% 4 .468 04/15/34 236,924
Series - 2021 ACEN (Class B)
100,000 g BBCMS Trust 4 .498 08/10/35 89,791
Series - 2015 SRCH (Class B)
250,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 240,849
Series - 2016 CLNE (Class A)
500,000 g COMM Mortgage Trust 3 .178 02/10/35 464,007
Series - 2015 3BP (Class A)

Portfolio of investments
(unaudited)
Green Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 100,000 g COMM Mortgage Trust 3 .376% 01/10/39 $ 85,515
Series - 2022 HC (Class C)
500,000 g CPT Mortgage Trust 2 .865 11/13/39 408,605
Series - 2019 CPT (Class A)
500,000 g,i DBUBS Mortgage Trust 3 .648 10/10/34 454,624
Series - 2017 BRBK (Class D)
210,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 0.800% 3 .618 02/15/38 202,852
Series - 2021 GCT (Class A)
1,102,000 g,i GS Mortgage Securities Corp II 5 .067 03/10/33 1,036,780
Series - 2018 GS10 (Class WLSA)
345,000 g,i Hudson Yards Mortgage Trust 3 .558 07/10/39 262,952
Series - 2019 30HY (Class E)
1,255,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 4 .188 10/15/33 1,206,936
Series - 2020 609M (Class A)
1,000,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.770% 4 .588 10/15/33 952,189
Series - 2020 609M (Class B)
1,000,000 g Manhattan West Mortgage Trust 2 .130 09/10/39 848,026
Series - 2020 1MW (Class A)
250,000 g,i MFT Trust 3 .392 08/10/40 185,726
Series - 2020 B6 (Class B)
250,000 g,i Morgan Stanley Capital I Trust 2 .509 04/05/42 183,691
Series - 2020 CNP (Class C)
350,586 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 4 .318 07/15/36 345,195
Series - 2019 MILE (Class A)
500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.750% 5 .568 07/15/36 484,926
Series - 2019 MILE (Class D)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 7 .068 07/15/36 236,424
Series - 2019 MILE (Class F)
11,470,000 g,i NYC Commercial Mortgage Trust 0 .333 04/10/43 197,921
Series - 2021 909 (Class X)
500,000 g One Bryant Park Trust 2 .516 09/15/54 411,827
Series - 2019 OBP (Class A)
1,000,000 g One Market Plaza Trust 3 .614 02/10/32 967,444
Series - 2017 1MKT (Class A)
500,000 g One Market Plaza Trust 4 .016 02/10/32 477,832
Series - 2017 1MKT (Class C)
400,000 g,i STWD Mortgage Trust LIBOR 1 M + 2.305% 5 .123 11/15/36 373,438
Series - 2021 LIH (Class D)
100,000 g,i VNDO Trust 4 .033 01/10/35 84,295
Series - 2016 350P (Class D)
TOTAL OTHER MORTGAGE BACKED 10,438,769
TOTAL STRUCTURED ASSETS 21,352,320
(Cost $23,518,679)
TOTAL BONDS 125,688,255
(Cost $141,155,114)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.8%
REAL ESTATE - 0 .3%
10,000 Brookfield Property Partners LP 184,800
10,000 Brookfield Property Partners LP 170,000
TOTAL REAL ESTATE 354,800
UTILITIES - 0 .5%
20,000 Brookfield Infrastructure Partners LP 335,800

Portfolio of investments
(unaudited)
Green Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
16,000 Brookfield Renewable Partners LP $ 313,760
TOTAL UTILITIES 649,560
TOTAL PREFERRED STOCKS 1,004,360
(Cost $1,400,000)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 5.3%
REPURCHASE AGREEMENT - 4 .3%
$ 5,840,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 5,840,000
TOTAL REPURCHASE AGREEMENT 5,840,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .0%
1,413,072 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 1,413,072
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,413,072
TOTAL SHORT-TERM INVESTMENTS 7,253,072
(Cost $7,253,072)
TOTAL INVESTMENTS - 100.0% 135,839,626
(Cost $151,739,826)
OTHER ASSETS & LIABILITIES, NET - 0.0% 39,216
NET ASSETS - 100.0% $ 135,878,842
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,374,482.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $5,840,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 2.250% and maturity date 8/15/27, valued at $5,956,854.

Portfolio of investments
(unaudited)
High-Yield Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 5.2%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .6%
$ 5,173,713 i PECF USS Intermediate Holding III Corp LIBOR 12 M + 4.250% 7 .365% 12/15/28 $ 4,432,139
12,317,006 i Spin Holdco, Inc LIBOR 4 M + 4.000% 7 .144 03/04/28 10,854,361
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,286,500
CONSUMER SERVICES - 0 .4%
9,831,894 i ClubCorp Holdings, Inc LIBOR 4 M + 2.750% 6 .424 09/18/24 9,084,277
TOTAL CONSUMER SERVICES 9,084,277
FOOD, BEVERAGE & TOBACCO - 0 .3%
9,487,363 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 7 .174 03/31/28 8,561,016
TOTAL FOOD, BEVERAGE & TOBACCO 8,561,016
HEALTH CARE EQUIPMENT & SERVICES - 1 .4%
20,837,672 i Surgery Center Holdings, Inc LIBOR 12 M + 3.750% 6 .510 08/31/26 19,825,794
15,567,329 i Verscend Holding Corp LIBOR 12 M + 4.000% 7 .115 08/27/25 15,139,228
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,965,022
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
7,387,500 i Kronos Acquisition Holdings, Inc LIBOR 4 M + 3.750% 6 .820 12/22/26 6,872,444
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 6,872,444
MATERIALS - 0 .2%
6,198,000 i Sylvamo Corp LIBOR 12 M + 4.500% 7 .615 09/13/28 5,988,817
TOTAL MATERIALS 5,988,817
MEDIA & ENTERTAINMENT - 0 .3%
5,702,770 i Abe Investment Holdings LIBOR 4 M + 4.500% 7 .625 02/19/26 5,672,203
1,188,273 i Diamond Sports Group LLC SOFR 12M + 8.000% 10 .696 05/25/26 1,146,684
14,783 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 5 .617 02/15/28 10,630
TOTAL MEDIA & ENTERTAINMENT 6,829,517
RETAILING - 0 .6%
10,592,975 i Jo-Ann Stores LLC LIBOR 4 M + 4.750% 7 .516 07/07/28 7,057,570
9,554,063 i Staples, Inc LIBOR 4 M + 5.000% 7 .782 04/16/26 8,424,485
TOTAL RETAILING 15,482,055
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .1%
403,961 i Bright Bidco BV SOFR 1M + 8.000% 10 .903 02/28/23 403,961
3,384,915 i,q Bright Bidco BV LIBOR 12 M + 3.500% 6 .514 06/30/24 1,181,555
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,585,516
SOFTWARE & SERVICES - 0 .7%
17,084 i Finastra USA, Inc LIBOR 4 M + 3.500% 6 .871 06/13/24 14,915
9,850,000 i Greeneden US Holdings II LLC LIBOR 12 M + 4.000% 7 .115 12/01/27 9,405,863
7,361,139 i Rocket Software, Inc LIBOR 12 M + 4.250% 7 .365 11/28/25 7,080,532
TOTAL SOFTWARE & SERVICES 16,501,310
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
12,662 i Vertiv Group Corp LIBOR 12 M + 2.750% 5 .878 03/02/27 12,080
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 12,080
TRANSPORTATION - 0 .3%
7,502,092 i Air Canada LIBOR 4 M + 3.500% 6 .421 08/11/28 7,153,132
TOTAL TRANSPORTATION 7,153,132
TOTAL BANK LOAN OBLIGATIONS 128,321,686
(Cost $140,301,530)

Portfolio of investments
(unaudited)
High-Yield Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 90.4%
CORPORATE BONDS - 90 .4%
AUTOMOBILES & COMPONENTS - 3 .9%
$ 12,450,000 g Adient Global Holdings Ltd 4 .875% 08/15/26 $ 10,911,553
4,195,000 Dana, Inc 5 .375 11/15/27 3,555,263
15,040,000 Dana, Inc 4 .500 02/15/32 10,723,334
5,825,000 Ford Motor Co 9 .625 04/22/30 6,471,167
5,000,000 Ford Motor Co 3 .250 02/12/32 3,601,650
22,075,000 g Gates Global LLC 6 .250 01/15/26 20,309,000
6,815,000 e Goodyear Tire & Rubber Co 5 .000 07/15/29 5,563,425
15,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 12,024,326
4,540,000 Goodyear Tire & Rubber Co 5 .250 07/15/31 3,632,000
5,000,000 e Goodyear Tire & Rubber Co 5 .625 04/30/33 4,006,250
1,100,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 934,341
16,050,000 g,o IHO Verwaltungs GmbH 6 .375 05/15/29 13,803,000
TOTAL AUTOMOBILES & COMPONENTS 95,535,309
CAPITAL GOODS - 2 .1%
10,145,000 g Builders FirstSource, Inc 6 .375 06/15/32 9,011,237
9,519,000 g H&E Equipment Services, Inc 3 .875 12/15/28 7,472,415
8,950,000 g Rolls-Royce plc 5 .750 10/15/27 7,775,313
12,250,000 TransDigm UK Holdings plc 6 .875 05/15/26 11,615,904
4,000,000 TransDigm, Inc 7 .500 03/15/27 3,808,000
2,500,000 g WESCO Distribution, Inc 7 .125 06/15/25 2,501,375
10,060,000 g WESCO Distribution, Inc 7 .250 06/15/28 9,853,281
TOTAL CAPITAL GOODS 52,037,525
COMMERCIAL & PROFESSIONAL SERVICES - 6 .6%
5,245,000 g ADT Corp 4 .875 07/15/32 4,229,896
13,105,000 g ADT Security Corp 4 .125 08/01/29 10,877,150
13,945,000 g Albion Financing 1 SARL 6 .125 10/15/26 11,789,519
27,345,000 g Albion Financing 2 SARL 8 .750 04/15/27 22,696,350
11,100,000 g Allied Universal Holdco LLC 6 .625 07/15/26 9,892,875
10,000,000 g Allied Universal Holdco LLC 4 .625 06/01/28 7,703,200
10,785,000 g ASGN, Inc 4 .625 05/15/28 9,281,047
21,600,000 g Garda World Security Corp 4 .625 02/15/27 18,521,892
6,500,000 g GFL Environmental, Inc 4 .750 06/15/29 5,476,250
15,075,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 14,184,671
5,325,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 4,473,905
18,100,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 15,446,023
6,750,000 g Science Applications International Corp 4 .875 04/01/28 6,005,171
5,000,000 United Rentals North America, Inc 4 .875 01/15/28 4,584,200
19,618,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 18,085,929
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 163,248,078
CONSUMER DURABLES & APPAREL - 0 .6%
3,025,000 e Newell Brands, Inc 6 .375 09/15/27 2,995,446
5,200,000 Newell Rubbermaid, Inc 5 .750 04/01/46 4,069,000
8,880,000 g Wolverine World Wide, Inc 4 .000 08/15/29 6,774,197
TOTAL CONSUMER DURABLES & APPAREL 13,838,643
CONSUMER SERVICES - 4 .8%
5,000,000 g 1011778 BC ULC 3 .875 01/15/28 4,351,050
11,845,000 g Carnival Corp 4 .000 08/01/28 9,555,835
20,995,000 g CDI Escrow Issuer, Inc 5 .750 04/01/30 18,335,248
7,840,000 g Constellation Merger Sub, Inc 8 .500 09/15/25 6,823,279
11,140,000 g Fertitta Entertainment LLC 4 .625 01/15/29 9,218,350
9,135,000 g Hilton Grand Vacations Borrower Escrow LLC 5 .000 06/01/29 7,372,858
5,000,000 Hilton Worldwide Finance LLC 4 .875 04/01/27 4,587,500

Portfolio of investments
(unaudited)
High-Yield Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 3,880,000 g International Game Technology plc 4 .125% 04/15/26 $ 3,546,165
4,650,000 g International Game Technology plc 6 .250 01/15/27 4,499,387
2,025,000 g International Game Technology plc 5 .250 01/15/29 1,793,684
16,300,000 g Life Time, Inc 5 .750 01/15/26 14,833,000
11,425,000 g Live Nation Entertainment, Inc 6 .500 05/15/27 10,993,706
2,715,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 2,145,680
10,000,000 g Penn National Gaming, Inc 5 .625 01/15/27 8,842,780
14,665,000 Yum! Brands, Inc 5 .375 04/01/32 13,002,554
TOTAL CONSUMER SERVICES 119,901,076
DIVERSIFIED FINANCIALS - 6 .7%
9,447,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 7,413,344
10,000,000 g Compass Group Diversified Holdings LLC 5 .000 01/15/32 7,309,522
10,835,000 Ford Motor Credit Co LLC 2 .300 02/10/25 9,603,031
10,000,000 Ford Motor Credit Co LLC 3 .375 11/13/25 8,835,068
18,035,000 Ford Motor Credit Co LLC 4 .950 05/28/27 16,101,287
20,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 17,354,000
9,700,000 Icahn Enterprises LP 5 .250 05/15/27 8,492,447
15,375,000 Icahn Enterprises LP 4 .375 02/01/29 12,375,030
5,000,000 g LPL Holdings, Inc 4 .000 03/15/29 4,288,400
11,800,000 g LPL Holdings, Inc 4 .375 05/15/31 9,784,721
3,000,000 Navient Corp 6 .125 03/25/24 2,921,250
5,000,000 Navient Corp 6 .750 06/25/25 4,680,800
4,000,000 Navient Corp 5 .000 03/15/27 3,271,647
10,000,000 Navient Corp 4 .875 03/15/28 7,638,305
5,330,000 Navient Corp 5 .500 03/15/29 4,051,586
11,465,000 OneMain Finance Corp 3 .500 01/15/27 8,930,920
15,650,000 e OneMain Finance Corp 4 .000 09/15/30 10,981,762
5,000,000 g Rocket Mortgage LLC 2 .875 10/15/26 4,100,000
10,000,000 g Rocket Mortgage LLC 3 .875 03/01/31 7,248,540
5,000,000 g Rocket Mortgage LLC 4 .000 10/15/33 3,437,569
10,960,000 Springleaf Finance Corp 5 .375 11/15/29 8,494,000
TOTAL DIVERSIFIED FINANCIALS 167,313,229
ENERGY - 15 .0%
17,075,000 g Antero Midstream Partners LP 5 .750 03/01/27 15,792,104
10,000,000 Apache Corp 5 .100 09/01/40 8,072,650
9,550,000 g Archrock Partners LP 6 .875 04/01/27 8,552,791
11,681,000 g Archrock Partners LP 6 .250 04/01/28 10,267,541
5,200,000 g Ascent Resources Utica Holdings LLC 7 .000 11/01/26 5,013,502
4,170,000 e,g Calumet Specialty Products Partners LP 8 .125 01/15/27 3,836,400
667,639 o Cloud Peak Energy, Inc 12 .000 05/01/25 580,846
5,700,000 g Crestwood Midstream Partners LP 5 .625 05/01/27 5,158,500
11,800,000 g Crestwood Midstream Partners LP 6 .000 02/01/29 10,561,000
11,775,000 g DT Midstream, Inc 4 .125 06/15/29 9,949,875
7,975,000 g DT Midstream, Inc 4 .375 06/15/31 6,577,142
2,932,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,746,985
1,630,000 g Energean Israel Finance Ltd 4 .875 03/30/26 1,435,121
1,630,000 g Energean Israel Finance Ltd 5 .375 03/30/28 1,373,705
5,079,000 g Energean Israel Finance Ltd 5 .875 03/30/31 4,123,425
10,000,000 Energy Transfer LP 6 .500 N/A‡ 8,711,040
1,569,000 g EnLink Midstream LLC 5 .625 01/15/28 1,467,015
5,210,000 EnLink Midstream LLC 5 .375 06/01/29 4,767,150
5,880,000 e,g EnLink Midstream LLC 6 .500 09/01/30 5,741,820
1,259,000 EnLink Midstream Partners LP 4 .150 06/01/25 1,168,667
5,000,000 EnLink Midstream Partners LP 4 .850 07/15/26 4,591,923
1,615,000 g EQM Midstream Partners LP 6 .000 07/01/25 1,493,278
1,365,000 g EQM Midstream Partners LP 7 .500 06/01/27 1,301,009
7,200,000 g EQM Midstream Partners LP 6 .500 07/01/27 6,653,437
4,250,000 g EQM Midstream Partners LP 4 .500 01/15/29 3,424,131

Portfolio of investments
(unaudited)
High-Yield Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 8,330,000 g EQM Midstream Partners LP 7 .500% 06/01/30 $ 7,871,605
5,125,000 g EQM Midstream Partners LP 4 .750 01/15/31 4,067,969
9,400,000 Genesis Energy LP 6 .500 10/01/25 8,498,528
15,000,000 Genesis Energy LP 6 .250 05/15/26 13,021,130
10,825,000 g Hess Midstream Operations LP 5 .625 02/15/26 10,275,685
6,340,000 g Hilcorp Energy I LP 5 .750 02/01/29 5,542,841
6,185,000 g Hilcorp Energy I LP 6 .000 04/15/30 5,390,330
6,166,000 g Hilcorp Energy I LP 6 .000 02/01/31 5,342,138
8,685,000 g Hilcorp Energy I LP 6 .250 04/15/32 7,693,260
5,705,000 g Holly Energy Partners LP 6 .375 04/15/27 5,448,275
5,295,000 g Kinetik Holdings LP 5 .875 06/15/30 4,848,414
15,000,000 Laredo Petroleum, Inc 9 .500 01/15/25 14,875,200
8,000,000 Matador Resources Co 5 .875 09/15/26 7,717,360
10,982,000 e Murphy Oil Corp 5 .875 12/01/27 10,265,315
19,075,000 g New Fortress Energy, Inc 6 .500 09/30/26 17,623,392
8,750,000 g NGL Energy Operating LLC 7 .500 02/01/26 7,784,087
17,875,000 Occidental Petroleum Corp 6 .375 09/01/28 17,802,338
11,800,000 Occidental Petroleum Corp 8 .875 07/15/30 13,136,940
10,000,000 Occidental Petroleum Corp 6 .450 09/15/36 10,000,000
336,000 Occidental Petroleum Corp 6 .200 03/15/40 325,080
516,000 Occidental Petroleum Corp 6 .600 03/15/46 531,480
1,479,000 Occidental Petroleum Corp 4 .400 04/15/46 1,215,582
6,658,000 g Parkland Corp 4 .500 10/01/29 5,375,141
9,440,000 g Parkland Corp 4 .625 05/01/30 7,652,772
5,900,000 e SM Energy Co 6 .750 09/15/26 5,678,750
7,500,000 SM Energy Co 6 .625 01/15/27 7,199,100
1,200,000 e SM Energy Co 6 .500 07/15/28 1,140,388
4,527,000 Sunoco LP 4 .500 05/15/29 3,755,373
18,000,000 USA Compression Partners LP 6 .875 04/01/26 16,560,000
2,650,000 USA Compression Partners LP 6 .875 09/01/27 2,408,386
8,575,000 Western Midstream Operating LP 4 .550 02/01/30 7,333,854
2,000,000 Western Midstream Operating LP 5 .500 02/01/50 1,615,000
TOTAL ENERGY 371,356,770
FOOD & STAPLES RETAILING - 0 .4%
10,665,000 g Performance Food Group, Inc 4 .250 08/01/29 8,879,679
TOTAL FOOD & STAPLES RETAILING 8,879,679
FOOD, BEVERAGE & TOBACCO - 1 .8%
13,325,000 g Chobani LLC 4 .625 11/15/28 11,333,446
10,115,000 g Darling Ingredients, Inc 6 .000 06/15/30 9,626,344
19,950,000 g Primo Water Holdings, Inc 4 .375 04/30/29 16,227,945
10,000,000 e,g Triton Water Holdings, Inc 6 .250 04/01/29 7,648,700
TOTAL FOOD, BEVERAGE & TOBACCO 44,836,435
HEALTH CARE EQUIPMENT & SERVICES - 6 .3%
10,000,000 Centene Corp 2 .450 07/15/28 8,142,200
20,000,000 Centene Corp 3 .000 10/15/30 15,838,800
5,000,000 Centene Corp 2 .500 03/01/31 3,768,908
2,500,000 g CHS/Community Health Systems, Inc 8 .000 03/15/26 2,164,468
2,275,000 g CHS/Community Health Systems, Inc 5 .625 03/15/27 1,751,067
3,850,000 e,g CHS/Community Health Systems, Inc 8 .000 12/15/27 3,046,312
11,215,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 7,808,444
9,025,000 g DaVita, Inc 4 .625 06/01/30 6,983,094
8,100,000 Encompass Health Corp 4 .500 02/01/28 6,937,589
5,000,000 Encompass Health Corp 4 .625 04/01/31 3,951,289
15,000,000 g Global Medical Response, Inc 6 .500 10/01/25 12,581,250
15,000,000 g LifePoint Health, Inc 4 .375 02/15/27 12,394,975
14,250,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 11,762,449
11,895,000 g Owens & Minor, Inc 6 .625 04/01/30 10,467,600

Portfolio of investments
(unaudited)
High-Yield Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 7,500,000 g Tenet Healthcare Corp 4 .625% 06/15/28 $ 6,554,749
12,050,000 g Tenet Healthcare Corp 6 .125 10/01/28 10,556,870
5,000,000 g Tenet Healthcare Corp 4 .250 06/01/29 4,141,250
33,000,000 g Tenet Healthcare Corp 4 .375 01/15/30 27,545,100
TOTAL HEALTH CARE EQUIPMENT & SERVICES 156,396,414
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
14,200,000 g Coty, Inc 5 .000 04/15/26 12,928,406
7,950,000 e,g Kronos Acquisition Holdings, Inc 7 .000 12/31/27 6,081,750
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 19,010,156
INSURANCE - 1 .6%
18,513,000 g Acrisure LLC 4 .250 02/15/29 14,508,268
11,725,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 10,015,235
10,085,000 g AmWINS Group, Inc 4 .875 06/30/29 8,371,180
5,995,000 g NFP Corp 7 .500 10/01/30 5,688,672
TOTAL INSURANCE 38,583,355
MATERIALS - 8 .2%
5,000,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 4,079,800
5,025,000 g Ardagh Metal Packaging Finance USA LLC 4 .000 09/01/29 3,680,074
5,940,000 g Avient Corp 7 .125 08/01/30 5,482,204
3,250,000 Commercial Metals Co 4 .125 01/15/30 2,668,302
7,110,000 Commercial Metals Co 4 .375 03/15/32 5,616,900
10,385,000 g Consolidated Energy Finance S.A. 5 .625 10/15/28 8,330,839
9,325,000 e,g Constellium SE 3 .750 04/15/29 6,808,005
10,000,000 g EverArc Escrow Sarl 5 .000 10/30/29 8,072,450
1,569,000 g First Quantum Minerals Ltd 6 .500 03/01/24 1,537,620
3,000,000 g First Quantum Minerals Ltd 7 .500 04/01/25 2,887,500
4,750,000 g First Quantum Minerals Ltd 6 .875 03/01/26 4,382,968
2,500,000 g First Quantum Minerals Ltd 6 .875 10/15/27 2,250,000
20,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 17,396,397
9,250,000 g James Hardie International Finance DAC 5 .000 01/15/28 8,353,768
5,000,000 g LABL, Inc 6 .750 07/15/26 4,534,450
10,500,000 g LABL, Inc 5 .875 11/01/28 8,503,945
15,785,000 g Mineral Resources Ltd 8 .000 11/01/27 15,184,854
5,000,000 Olin Corp 5 .125 09/15/27 4,518,100
5,000,000 Olin Corp 5 .625 08/01/29 4,437,500
8,195,000 Olin Corp 5 .000 02/01/30 6,801,850
16,990,000 g Olympus Water US Holding Corp 4 .250 10/01/28 13,061,063
15,110,000 g Pactiv Evergreen Group Issuer, Inc 4 .375 09/30/28 12,495,063
6,975,000 g Standard Industries, Inc 5 .000 02/15/27 6,172,247
15,690,000 g SunCoke Energy, Inc 4 .875 06/30/29 12,097,147
7,000,000 g Trinseo Materials Operating S.C.A 5 .375 09/01/25 5,670,000
7,000,000 e,g Trinseo Materials Operating S.C.A 5 .125 04/01/29 4,130,000
13,112,000 g Tronox, Inc 4 .625 03/15/29 9,702,880
12,155,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 9,334,919
3,800,000 g WR Grace Holdings LLC 4 .875 06/15/27 3,266,594
3,025,000 g WR Grace Holdings LLC 5 .625 08/15/29 2,268,750
TOTAL MATERIALS 203,726,189
MEDIA & ENTERTAINMENT - 9 .7%
8,860,000 g Arches Buyer, Inc 4 .250 06/01/28 6,910,800
12,375,000 g Cablevision Lightpath LLC 3 .875 09/15/27 10,351,400
5,000,000 g CCO Holdings LLC 5 .000 02/01/28 4,311,300
5,000,000 g CCO Holdings LLC 5 .375 06/01/29 4,376,600
20,000,000 g CCO Holdings LLC 6 .375 09/01/29 18,362,000
12,250,000 g CCO Holdings LLC 4 .500 08/15/30 9,687,790
19,025,000 g CCO Holdings LLC 4 .250 02/01/31 14,592,934
10,800,000 CCO Holdings LLC 4 .500 05/01/32 8,236,836

Portfolio of investments
(unaudited)
High-Yield Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 8,175,000 g Cinemark USA, Inc 8 .750% 05/01/25 $ 8,264,524
6,615,000 e,g Cinemark USA, Inc 5 .250 07/15/28 5,087,530
5,850,000 g CSC Holdings LLC 5 .500 04/15/27 5,148,000
15,000,000 g CSC Holdings LLC 4 .125 12/01/30 11,208,000
8,175,000 g Diamond Sports Group LLC 5 .375 08/15/26 1,627,234
10,900,000 g DIRECTV Holdings LLC 5 .875 08/15/27 9,396,999
9,400,000 DISH DBS Corp 7 .375 07/01/28 6,329,452
6,900,000 g Gray Television, Inc 4 .750 10/15/30 5,171,153
10,000,000 iHeartCommunications, Inc 6 .375 05/01/26 9,277,400
11,375,000 e Lamar Media Corp 4 .875 01/15/29 10,139,028
14,650,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 11,032,431
9,117,000 g News Corp 3 .875 05/15/29 7,739,057
790,000 g News Corp 5 .125 02/15/32 693,225
16,108,000 e,g Rackspace Technology Global, Inc 3 .500 02/15/28 10,651,415
2,000,000 g Sirius XM Radio, Inc 5 .000 08/01/27 1,835,000
8,450,000 g Sirius XM Radio, Inc 4 .000 07/15/28 7,187,401
7,425,000 TEGNA, Inc 4 .625 03/15/28 6,855,150
12,000,000 g Univision Communications, Inc 4 .500 05/01/29 9,785,640
1,485,000 g Univision Communications, Inc 7 .375 06/30/30 1,417,128
10,000,000 g UPC Broadband Finco BV 4 .875 07/15/31 7,760,300
14,325,000 g Virgin Media Secured Finance plc 5 .500 05/15/29 12,264,472
20,400,000 g VZ Secured Financing BV 5 .000 01/15/32 15,240,757
TOTAL MEDIA & ENTERTAINMENT 240,940,956
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3 .2%
10,805,000 g Avantor Funding, Inc 4 .625 07/15/28 9,615,856
9,350,000 g Bausch Health Cos, Inc 4 .875 06/01/28 6,027,945
5,000,000 g Embecta Corp 5 .000 02/15/30 4,291,650
6,605,000 g Embecta Corp 6 .750 02/15/30 6,097,827
10,125,000 g Emergent BioSolutions, Inc 3 .875 08/15/28 6,733,125
5,000,000 g Jazz Securities DAC 4 .375 01/15/29 4,318,750
10,725,000 g Organon Finance   LLC 4 .125 04/30/28 9,169,875
23,650,000 g Organon Finance   LLC 5 .125 04/30/31 19,373,134
10,215,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 8,675,701
5,000,000 e Teva Pharmaceutical Finance Netherlands III BV 5 .125 05/09/29 4,124,800
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 78,428,663
REAL ESTATE - 3 .2%
8,925,000 g Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 8,278,384
14,915,000 g HAT Holdings I LLC 3 .375 06/15/26 11,969,288
4,776,000 g Howard Hughes Corp 4 .125 02/01/29 3,689,460
5,099,000 g Howard Hughes Corp 4 .375 02/01/31 3,662,637
12,000,000 g Hunt Cos, Inc 5 .250 04/15/29 9,188,760
10,925,000 g Iron Mountain, Inc 4 .875 09/15/27 9,784,812
8,472,000 Kennedy-Wilson, Inc 4 .750 03/01/29 6,465,830
11,771,000 Kennedy-Wilson, Inc 5 .000 03/01/31 8,534,681
15,380,000 g Realogy Group LLC 5 .250 04/15/30 10,444,404
5,000,000 g RLJ Lodging Trust LP 3 .750 07/01/26 4,270,300
5,265,000 g RLJ Lodging Trust LP 4 .000 09/15/29 4,124,449
TOTAL REAL ESTATE 80,413,005
RETAILING - 3 .6%
10,700,000 g Academy Ltd 6 .000 11/15/27 9,710,250
10,000,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 7,993,700
10,000,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 7,700,604
9,175,000 g Group 1 Automotive, Inc 4 .000 08/15/28 7,387,802
6,650,000 L Brands, Inc 5 .250 02/01/28 5,762,107
7,250,000 g L Brands, Inc 6 .625 10/01/30 6,307,500
11,335,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 8,777,440
17,587,000 g Magic Mergeco, Inc 5 .250 05/01/28 12,345,722

Portfolio of investments
(unaudited)
High-Yield Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 4,775,000 e,g Magic Mergeco, Inc 7 .875% 05/01/29 $ 2,756,990
15,000,000 g Staples, Inc 7 .500 04/15/26 12,594,150
9,836,000 g Superior Plus LP 4 .500 03/15/29 8,123,159
TOTAL RETAILING 89,459,424
SOFTWARE & SERVICES - 1 .5%
3,375,000 g CA Magnum Holdings 5 .375 10/31/26 2,835,292
6,175,000 g Clarivate Science Holdings Corp 3 .875 07/01/28 5,093,140
6,810,000 g Fair Isaac Corp 4 .000 06/15/28 5,802,665
9,672,000 e,g j2 Global, Inc 4 .625 10/15/30 7,931,040
4,630,000 g NortonLifeLock, Inc 6 .750 09/30/27 4,442,624
8,695,000 g Presidio Holdings, Inc 8 .250 02/01/28 7,492,792
5,000,000 e,g Rocket Software, Inc 6 .500 02/15/29 3,700,000
TOTAL SOFTWARE & SERVICES 37,297,553
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
20,700,000 g Ahead DB Holdings LLC 6 .625 05/01/28 17,644,336
48,520,000 g Imola Merger Corp 4 .750 05/15/29 40,933,898
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 58,578,234
TELECOMMUNICATION SERVICES - 2 .8%
18,000,000 g Altice France S.A. 5 .125 07/15/29 13,447,980
9,160,000 g Altice France S.A. 5 .500 10/15/29 6,891,836
9,125,000 g Cogent Communications Group, Inc 3 .500 05/01/26 8,031,350
2,090,000 g Cogent Communications Group, Inc 7 .000 06/15/27 1,965,554
10,000,000 e,g Frontier Communications Holdings LLC 6 .000 01/15/30 7,856,250
7,695,000 g Iliad Holding SASU 6 .500 10/15/26 6,728,508
9,175,000 g Iliad Holding SASU 7 .000 10/15/28 7,860,406
7,620,000 g MAXAR TECHNOLOGIES,Inc 7 .750 06/15/27 7,161,732
10,000,000 Sprint Corp 7 .875 09/15/23 10,102,150
TOTAL TELECOMMUNICATION SERVICES 70,045,766
TRANSPORTATION - 1 .9%
6,605,000 g Allegiant Travel Co 7 .250 08/15/27 6,225,212
10,000,000 g American Airlines, Inc 5 .500 04/20/26 9,391,700
2,500,000 g American Airlines, Inc 5 .750 04/20/29 2,181,250
11,950,000 g Cargo Aircraft Management, Inc 4 .750 02/01/28 10,285,485
7,115,000 g First Student Bidco, Inc 4 .000 07/31/29 5,764,582
4,750,000 g Mileage Plus Holdings LLC 6 .500 06/20/27 4,649,205
6,550,000 g United Airlines, Inc 4 .375 04/15/26 5,845,875
3,550,000 g United Airlines, Inc 4 .625 04/15/29 2,937,412
TOTAL TRANSPORTATION 47,280,721
UTILITIES - 3 .3%
8,375,000 AmeriGas Partners LP 5 .875 08/20/26 7,589,100
7,400,000 g Clearway Energy Operating LLC 4 .750 03/15/28 6,588,965
5,000,000 g Clearway Energy Operating LLC 3 .750 01/15/32 3,876,150
10,000,000 Edison International 5 .375 N/A‡ 8,225,000
10,285,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 9,050,800
22,178,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 18,192,503
8,175,000 Suburban Propane Partners LP 5 .875 03/01/27 7,712,303
1,800,000 g Suburban Propane Partners LP 5 .000 06/01/31 1,477,440
10,000,000 g TerraForm Power Operating LLC 5 .000 01/31/28 8,810,300

Portfolio of investments
(unaudited)
High-Yield Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 12,480,000 g TerraForm Power Operating LLC 4 .750% 01/15/30 $ 10,592,774
TOTAL UTILITIES 82,115,335
TOTAL CORPORATE BONDS 2,239,222,515
(Cost $2,643,748,775)
TOTAL BONDS 2,239,222,515
(Cost $2,643,748,775)
SHARES COMPANY
REFERENCERATE & SPREAD
COMMON STOCKS - 0.4%
ENERGY - 0 .0%
7,963 *,† Cloud Peak Energy, Inc 79
TOTAL ENERGY 79
UTILITIES - 0 .4%
467,946 e Invesco Senior Loan ETF 9,447,830
TOTAL UTILITIES 9,447,830
TOTAL COMMON STOCKS 9,447,909
(Cost $9,997,198)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 5.2%
GOVERNMENT AGENCY DEBT - 0 .5%
$ 12,500,000 Federal Home Loan Bank (FHLB) 0 .000 10/27/22 12,475,149
TOTAL GOVERNMENT AGENCY DEBT 12,475,149
REPURCHASE AGREEMENT - 2 .0%
49,910,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 49,910,000
TOTAL REPURCHASE AGREEMENT 49,910,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .7%
67,293,546 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 67,293,546
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 67,293,546
TOTAL SHORT-TERM INVESTMENTS 129,678,695
(Cost $129,681,247)
TOTAL INVESTMENTS - 101.2% 2,506,670,805
(Cost $2,923,728,750)
OTHER ASSETS & LIABILITIES, NET - (1.2)% (29,651,552)
NET ASSETS - 100.0% $ 2,477,019,253
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate

Portfolio of investments
(unaudited)
High-Yield Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
concluded
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $71,972,049.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $49,910,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rates 2.250%–4.125% and maturity dates 8/15/27–9/30/27, valued at $50,908,253.

Inflation-Linked Bond Fund September 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 98.8%
GOVERNMENT BONDS - 98 .8%
AGENCY SECURITIES - 0 .4%
$ 1,369,963 HNA LLC 2 .369% 09/18/27 $ 1,281,993
7,935,000 Montefiore Medical Center 2 .895 04/20/32 7,358,880
2,302,631 Reliance Industries Ltd 2 .444 01/15/26 2,214,788
TOTAL AGENCY SECURITIES 10,855,661
MORTGAGE BACKED - 2 .2%
9,382,510 Government National Mortgage Association (GNMA) 3 .600 09/15/31 9,176,933
4,867,807 GNMA 3 .700 10/15/33 4,683,476
1,430,609 GNMA 3 .380 07/15/35 1,369,191
1,368,266 GNMA 3 .870 10/15/36 1,323,471
4,977,724 GNMA 3 .940 03/15/37 4,766,235
18,222,602 GNMA 1 .730 07/15/37 15,507,243
13,066,166 GNMA 1 .650 07/15/42 10,810,933
12,953,769 GNMA 2 .750 01/15/45 11,627,632
TOTAL MORTGAGE BACKED 59,265,114
U.S. TREASURY SECURITIES - 96 .2%
52,059,405 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 51,239,876
145,127,092 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 141,718,118
27,041,345 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 26,275,878
112,527,642 d,k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 108,677,087
95,026,147 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 91,379,766
107,239,300 k United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 102,621,587
79,289,104 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 79,587,986
35,612,906 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 33,779,746
143,635,546 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 137,258,913
128,270,386 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 121,170,420
116,136,515 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 110,851,397
59,127,230 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 58,940,148
42,698,223 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 39,874,053
116,944,383 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 109,326,248
140,939,273 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 131,285,484
121,954,355 k United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 113,917,754
44,594,589 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 45,266,991
15,740,100 e,k United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 14,512,454
107,596,629 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 100,385,343
130,062,200 k United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 120,705,088
24,840,667 k United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 24,597,112
45,393,900 k United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 49,332,619
83,495,956 k United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 78,460,922
86,504,793 k United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 81,344,917
50,623,419 k United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 52,382,879
32,322,993 k United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 36,198,280
60,774,890 k United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 54,799,484
68,134,466 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 60,235,126
120,776,247 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 106,333,814
88,774,920 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 77,552,348
133,135,778 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 116,081,658
4,120,476 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 3,562,120
52,942,567 k United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 60,351,941
22,943,700 k United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 20,816,927

Portfolio of investments
(unaudited)
Inflation-Linked Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 36,335,224 k United States Treasury Inflation Indexed Bonds 0 .125% 02/15/52 $ 22,964,051
TOTAL U.S. TREASURY SECURITIES 2,583,788,535
TOTAL GOVERNMENT BONDS 2,653,909,310
(Cost $2,892,493,290)
TOTAL BONDS 2,653,909,310
(Cost $2,892,493,290)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 0 .5%
$ 13,830,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 13,830,000
TOTAL REPURCHASE AGREEMENT 13,830,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .6%
14,796,169 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 14,796,169
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 14,796,169
TOTAL SHORT-TERM INVESTMENTS 28,626,169
(Cost $28,626,169)
TOTAL INVESTMENTS - 99.9% 2,682,535,479
(Cost $2,921,119,459)
OTHER ASSETS & LIABILITIES, NET - 0.1% 3,833,788
NET ASSETS - 100.0% $ 2,686,369,267
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,691,777.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $13,830,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rate 2.250% and maturity date 8/15/27, valued at $14,106,602.
Futures contracts outstanding as of September 30, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US Ultra 30 Year Bond (CBT) (50) 12/20/22  $ (7,401,463) $ (6,850,000) $ 551,463

Short Duration Impact Bond Fund September 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 3.2%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .8%
$ 493,750 i LTR Intermediate Holdings, Inc LIBOR 4 M + 4.500% 8 .174% 05/05/28 $ 451,782
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 451,782
UTILITIES - 2 .4%
461,237 i Exgen Renewables IV LLC LIBOR 4 M + 2.500% 5 .570 12/15/27 452,762
997,500 i TerraForm Power Operating LLC SOFR 4M + 2.750% 6 .403 05/21/29 989,395
TOTAL UTILITIES 1,442,157
TOTAL BANK LOAN OBLIGATIONS 1,893,939
(Cost $1,931,640)
BONDS - 95.8%
CORPORATE BONDS - 19 .3%
AUTOMOBILES & COMPONENTS - 0 .3%
200,000 Aptiv plc 2 .396 02/18/25 186,630
TOTAL AUTOMOBILES & COMPONENTS 186,630
BANKS - 5 .1%
250,000 Bank of America Corp 0 .981 09/25/25 227,459
250,000 i Bank of America Corp SOFR + 0.970% 3 .443 07/22/27 241,911
500,000 i Citigroup, Inc LIBOR 3 M + 1.250% 4 .993 07/01/26 497,628
250,000 HSBC Holdings plc 3 .033 11/22/23 249,030
250,000 Lloyds Banking Group plc 4 .500 11/04/24 243,223
250,000 National Bank of Canada 0 .550 11/15/24 236,666
250,000 NatWest Group plc 2 .359 05/22/24 244,127
300,000 g,i UBS AG. SOFR + 0.450% 3 .074 08/09/24 298,101
400,000 g USAA Capital Corp 1 .500 05/01/23 393,689
425,000 Wells Fargo & Co 4 .540 08/15/26 411,147
TOTAL BANKS 3,042,981
CAPITAL GOODS - 0 .4%
250,000 g,i Siemens Financieringsmaatschappij NV SOFR + 0.430% 3 .296 03/11/24 249,065
TOTAL CAPITAL GOODS 249,065
CONSUMER SERVICES - 1 .8%
550,000 Nature Conservancy 0 .467 07/01/23 533,150
260,000 i Nature Conservancy LIBOR 3 M + 1.080% 3 .862 02/01/24 259,533
300,000 Nature Conservancy 2 .668 03/01/26 281,910
TOTAL CONSUMER SERVICES 1,074,593
DIVERSIFIED FINANCIALS - 5 .0%
200,000 i AerCap Ireland Capital DAC SOFR + 0.680% 3 .651 09/29/23 195,746
250,000 g Credit Suisse Group AG. 2 .997 12/14/23 248,061
395,000 g Federation des Caisses Desjardins du Quebec 0 .450 10/07/23 379,185
250,000 Goldman Sachs Group, Inc 0 .855 02/12/26 223,050
500,000 Morgan Stanley 0 .791 01/22/25 468,379
260,000 g NongHyup Bank 1 .250 07/20/25 233,686
250,000 Reinvestment Fund, Inc 3 .477 02/15/23 247,407
250,000 Unilever Capital Corp 0 .626 08/12/24 232,115
250,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 236,090
250,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 237,440
250,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 244,936
TOTAL DIVERSIFIED FINANCIALS 2,946,095

Portfolio of investments
(unaudited)
Short Duration Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY - 0 .4%
$ 250,000 g Aker BP ASA 2 .875% 01/15/26 $ 227,040
TOTAL ENERGY 227,040
INSURANCE - 0 .4%
250,000 g Five Corners Funding Trust 4 .419 11/15/23 247,657
TOTAL INSURANCE 247,657
REAL ESTATE - 1 .2%
250,000 Brandywine Operating Partnership LP 3 .950 02/15/23 248,741
300,000 Federal Realty Investment Trust 1 .250 02/15/26 263,985
250,000 g HAT Holdings I LLC 3 .375 06/15/26 200,625
TOTAL REAL ESTATE 713,351
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .4%
250,000 Apple, Inc 2 .850 02/23/23 248,891
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 248,891
TELECOMMUNICATION SERVICES - 0 .4%
250,000 i Verizon Communications, Inc SOFR + 0.790% 3 .717 03/20/26 245,180
TOTAL TELECOMMUNICATION SERVICES 245,180
UTILITIES - 3 .9%
500,000 Avangrid, Inc 3 .150 12/01/24 478,012
600,000 g Brooklyn Union Gas Co 4 .632 08/05/27 564,718
284,100 g India Cleantech Energy 4 .700 08/10/26 215,205
300,000 e,g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 297,504
300,000 National Fuel Gas Co 5 .500 01/15/26 294,622
470,000 SCE Recovery Funding LLC 1 .977 11/15/28 426,531
TOTAL UTILITIES 2,276,592
TOTAL CORPORATE BONDS 11,458,075
(Cost $12,049,159)
GOVERNMENT BONDS - 59 .0%
AGENCY SECURITIES - 11 .4%
250,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 244,444
250,000 e FHLMC 1 .500 02/12/25 234,291
500,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 485,037
792,500 Harar Leasing 2013 LLC 2 .582 07/02/25 760,795
875,342 Helios Leasing II LLC 2 .668 03/18/25 853,329
560,891 Lulwa Ltd 1 .831 03/26/25 540,528
209,933 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 189,186
484,157 Penta Aircraft Leasing LLC 1 .691 04/29/25 465,075
1,000,000 Private Export Funding Corp (PEFCO) 2 .050 11/15/22 998,292
299,873 Purple Chen 2011 LLC 2 .735 08/01/23 297,674
587,694 Safina Ltd 2 .000 12/30/23 576,735
220,666 Thirax   LLC 0 .968 01/14/33 181,531
209,933 United States International Development Finance Corp 1 .050 10/15/29 183,970
250,000 US Department of Housing and Urban Development
(HUD)
2 .618 08/01/23 247,370
502,107 i Washington Aircraft 2 Co Ltd LIBOR 3 M + 0.430% 4 .071 06/26/24 501,174
TOTAL AGENCY SECURITIES 6,759,431
FOREIGN GOVERNMENT BONDS - 9 .1%
1,000,000 African Development Bank 0 .750 04/03/23 983,500
500,000 Council Of Europe Development Bank 3 .000 06/16/25 482,679
500,000 g European Stability Mechanism 1 .375 09/11/24 472,583
500,000 Hydro-Quebec 8 .050 07/07/24 528,932
250,000 Inter-American Investment Corp 2 .625 04/22/25 238,891
250,000 International Bank for Reconstruction & Development 0 .625 04/22/25 227,571

Portfolio of investments
(unaudited)
Short Duration Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 250,000 International Bank for Reconstruction & Development 0 .000% 03/31/27 $ 223,478
500,000 g International Development Association 2 .750 04/24/23 495,810
750,000 International Finance Corp 2 .000 10/24/22 749,497
250,000 i International Finance Corp SOFR + 0.090% 3 .061 04/03/24 249,940
250,000 g Nederlandse Waterschapsbank NV 1 .750 01/15/25 235,921
500,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 497,834
TOTAL FOREIGN GOVERNMENT BONDS 5,386,636
MORTGAGE BACKED - 0 .1%
60,316 Federal National Mortgage Association (FNMA) 2 .500 10/01/36 54,793
31,754 Government National Mortgage Association (GNMA) 4 .000 12/20/44 30,133
TOTAL MORTGAGE BACKED 84,926
MUNICIPAL BONDS - 5 .3%
45,000 g California Municipal Finance Authority 4 .250 11/01/23 44,647
440,000 California Municipal Finance Authority 1 .622 08/15/25 398,525
200,000 City of Detroit MI 2 .189 04/01/24 190,868
500,000 District of Columbia 3 .850 02/28/25 480,643
250,000 g Florida Development Finance Corp 7 .250 07/01/57 244,079
650,000 Morris County Improvement Authority 0 .468 06/15/23 634,170
125,000 New York State Energy Research & Development
Authority
1 .624 10/01/22 125,000
430,000 New York State Energy Research & Development
Authority
4 .186 04/01/23 427,687
250,000 Pharr Economic Development Corp 3 .016 08/15/26 234,736
150,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 136,403
200,000 g Warm Springs Reservation Confederated Tribe 3 .050 11/01/24 193,032
TOTAL MUNICIPAL BONDS 3,109,790
U.S. TREASURY SECURITIES - 33 .1%
3,182,800 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 3,132,696
1,587,213 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 1,549,930
250,000 United States Treasury Note 0 .125 10/31/22 249,497
1,500,000 United States Treasury Note 2 .625 12/31/23 1,469,355
8,065,000 United States Treasury Note 4 .250 09/30/24 8,068,780
3,000,000 United States Treasury Note 3 .500 09/15/25 2,938,828
2,300,000 e United States Treasury Note 3 .125 08/31/27 2,206,203
TOTAL U.S. TREASURY SECURITIES 19,615,289
TOTAL GOVERNMENT BONDS 34,956,072
(Cost $35,451,515)
STRUCTURED ASSETS - 17 .5%
ASSET BACKED - 10 .3%
446,678 Delta Air Lines Pass Through Trust 4 .250 07/30/23 436,104
Series - 2015 1 (Class B)
351,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 339,134
Series - 2019 1 (Class AA)
220,103 Delta Air Lines Pass Through Trust 2 .000 06/10/28 186,682
Series - 2020 1 (Class AA)
245,785 Delta Air Lines Pass Through Trust 2 .500 06/10/28 205,974
Series - 2020 1 (Class A)
301,015 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 241,740
Series - 2021 4GS (Class A)
257,179 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 207,709
Series - 2021 5CS (Class B)
116,667 g HERO Funding Trust 4 .050 09/20/41 112,820
Series - 2016 1A (Class A)
174,754 g HERO Funding Trust 3 .910 09/20/42 165,119
Series - 2016 3A (Class A2)

Portfolio of investments
(unaudited)
Short Duration Impact Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 127,446 g HERO Funding Trust 2 .720% 09/20/57 $ 115,323
Series - 2020 1A (Class A)
133,717 g Mosaic Solar Loan Trust 2 .100 04/20/46 115,264
Series - 2020 1A (Class A)
299,599 g Mosaic Solar Loan Trust 1 .440 08/20/46 250,166
Series - 2020 2A (Class A)
356,400 g Mosaic Solar Loan Trust 1 .440 06/20/52 288,283
Series - 2021 3A (Class A)
250,000 g Mosaic Solar Loan Trust 1 .770 06/20/52 214,580
Series - 2021 3A (Class C)
30,069 g Renew 3 .670 09/20/52 26,976
Series - 2017 1A (Class A)
214,611 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 181,687
Series - 2021 C (Class A)
276,430 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 243,737
Series - 2022 A (Class A)
462,083 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 409,039
Series - 2019 2 (Class A)
374,010 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 339,935
Series - 2019 1A (Class A)
308,674 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 237,754
Series - 2021 2A (Class A)
250,000 g Tesla Auto Lease Trust 2 .330 02/20/24 245,198
Series - 2020 A (Class D)
250,000 g Tesla Auto Lease Trust 0 .560 03/20/25 241,090
Series - 2021 A (Class A3)
600,000 g Tesla Auto Lease Trust 0 .600 09/22/25 562,462
Series - 2021 B (Class A3)
213,409 Toyota Auto Receivables Owner Trust 0 .140 01/16/24 212,608
Series - 2021 B (Class A2)
549,009 g Vivint Colar Financing V LLC 7 .370 04/30/48 508,462
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 6,087,846
OTHER MORTGAGE BACKED - 7 .2%
250,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 5 .068 04/15/34 233,295
Series - 2021 ACEN (Class C)
250,000 g,i BX TRUST 4 .935 01/17/39 239,513
Series - 2022 AHP (Class C)
250,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 240,849
Series - 2016 CLNE (Class A)
50,000 g,i Connecticut Avenue Securities Trust 5 .781 03/25/42 47,645
Series - 2022 R03 (Class 1M2)
27,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 5 .905 07/25/42 25,635
Series - 2022 R08 (Class 1M2)
250,000 g,i DBUBS Mortgage Trust 3 .648 10/10/34 227,312
Series - 2017 BRBK (Class D)
149,031 GS Mortgage Securities Trust 2 .922 05/10/49 143,572
Series - 2016 GS2 (Class AAB)
250,000 g,i MAD Mortgage Trust 3 .294 08/15/34 235,523
Series - 2017 330M (Class A)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 4 .318 07/15/36 246,156
Series - 2019 MILE (Class A)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 5 .018 07/15/36 243,834
Series - 2019 MILE (Class C)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 7 .068 07/15/36 236,424
Series - 2019 MILE (Class F)
15,977 g,i OBX Trust LIBOR 1 M + 0.650% 3 .734 06/25/57 15,524
Series - 2018 1 (Class A2)

Portfolio of investments
(unaudited)
Short Duration Impact Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 250,000 g One Market Plaza Trust 3 .614% 02/10/32 $ 241,861
Series - 2017 1MKT (Class A)
250,000 g One Market Plaza Trust 3 .845 02/10/32 239,632
Series - 2017 1MKT (Class B)
27,382,754 g,i SLG Office Trust 0 .258 07/15/41 455,496
Series - 2021 OVA (Class X)
500,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 4 .075 11/15/36 476,996
Series - 2021 LIH (Class AS)
500,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.656% 4 .474 11/15/36 473,928
Series - 2021 LIH (Class B)
270,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.955% 4 .773 11/15/36 254,158
Series - 2021 LIH (Class C)
TOTAL OTHER MORTGAGE BACKED 4,277,353
TOTAL STRUCTURED ASSETS 10,365,199
(Cost $11,267,793)
TOTAL BONDS 56,779,346
(Cost $58,768,467)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 4.8%
REPURCHASE AGREEMENT - 0 .7%
$ 440,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 440,000
TOTAL REPURCHASE AGREEMENT 440,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4 .1%
2,426,115 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 2,426,115
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 2,426,115
TOTAL SHORT-TERM INVESTMENTS 2,866,115
(Cost $2,866,115)
TOTAL INVESTMENTS - 103.8% 61,539,400
(Cost $63,566,222)
OTHER ASSETS & LIABILITIES, NET - (3.8)% (2,263,481)
NET ASSETS - 100.0% $ 59,275,919
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,351,131.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $440,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $448,913.

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 2.0%
CAPITAL GOODS - 0 .0%
$ 679,000 i American Builders & Contractors Supply Co, Inc LIBOR 12 M + 2.000% 5 .115% 01/15/27 $ 659,608
TOTAL CAPITAL GOODS 659,608
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
987,500 i AECOM LIBOR 12 M + 1.750% 4 .865 04/13/28 987,297
1,989,873 i GFL Environmental, Inc LIBOR 4 M + 3.000% 5 .806 05/30/25 1,972,094
1,714,432 i Prime Security Services Borrower LLC LIBOR 12 M + 2.750% 5 .303 09/23/26 1,664,473
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,623,864
CONSUMER SERVICES - 0 .3%
1,473,485 i 1011778 BC ULC LIBOR 12 M + 2.000% 5 .115 07/03/28 1,412,571
1,943,891 i Hilton Worldwide Finance LLC LIBOR 12 M + 1.750% 4 .834 06/22/26 1,882,737
800,423 i KFC Holding Co LIBOR 12 M + 1.750% 4 .743 03/15/28 793,755
1,430,000 i Wyndham Hotels & Resorts, Inc LIBOR 12 M + 1.750% 4 .865 05/30/25 1,396,545
TOTAL CONSUMER SERVICES 5,485,608
FOOD & STAPLES RETAILING - 0 .1%
1,000,000 h,i US Foods, Inc LIBOR 12 M + 2.750% 5 .865 11/22/28 978,905
TOTAL FOOD & STAPLES RETAILING 978,905
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
2,466,203 i Energizer Holdings, Inc LIBOR 12 M + 2.250% 5 .313 12/22/27 2,364,472
985,000 i Spectrum Brands, Inc LIBOR 12 M + 2.000% 5 .120 03/03/28 940,675
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,305,147
MATERIALS - 0 .1%
1,791,687 i Berry Global, Inc LIBOR 4 M + 1.750% 4 .178 07/01/26 1,738,895
TOTAL MATERIALS 1,738,895
MEDIA & ENTERTAINMENT - 0 .3%
1,361,962 i CSC Holdings LLC LIBOR 12 M + 2.250% 5 .068 07/17/25 1,303,235
1,500,000 i Delta 2 Lux Sarl LIBOR 12 M + 2.500% 5 .615 02/01/24 1,485,532
1,432,104 i Nascar Holdings, Inc LIBOR 12 M + 2.500% 5 .615 10/19/26 1,412,183
793,130 i Nielsen Finance LLC LIBOR 12 M + 2.000% 4 .705 10/04/23 792,801
1,290,299 i Outfront Media Capital LLC LIBOR 12 M + 1.750% 4 .865 11/18/26 1,237,474
TOTAL MEDIA & ENTERTAINMENT 6,231,225
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .3%
1,000,000 i Horizon Therapeutics USA, Inc LIBOR 12 M + 2.000% 5 .125 05/22/26 965,625
2,243,642 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 6 .615 05/05/28 2,172,922
2,413,570 i Organon & Co LIBOR 4 M + 3.000% 6 .188 06/02/28 2,365,298
1,000,000 h,i Prestige Brands, Inc LIBOR 12 M + 2.000% 5 .115 07/03/28 998,750
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,502,595
SOFTWARE & SERVICES - 0 .2%
1,389,098 i IQVIA, Inc LIBOR 12 M + 1.750% 4 .865 01/17/25 1,383,326
1,848,021 i Open Text Corp LIBOR 12 M + 1.750% 4 .865 05/30/25 1,817,418
460,965 i SS&C Technologies, Inc LIBOR 12 M + 1.750% 4 .865 04/16/25 447,341
374,209 i SS&C Technologies, Inc LIBOR 12 M + 1.750% 4 .865 04/16/25 363,149
TOTAL SOFTWARE & SERVICES 4,011,234
TRANSPORTATION - 0 .2%
1,795,059 i Avis Budget Car Rental LLC LIBOR 12 M + 1.750% 4 .870 08/06/27 1,701,267
1,492,500 i Avis Budget Car Rental LLC CME Term SOFR 12 + 3.500% 6 .634 03/16/29 1,441,509
TOTAL TRANSPORTATION 3,142,776

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES - 0 .1%
$ 1,496,222 i Core & Main LP LIBOR 4 M + 2.500% 5 .580% 07/27/28 $ 1,433,882
TOTAL UTILITIES 1,433,882
TOTAL BANK LOAN OBLIGATIONS 38,113,739
(Cost $38,995,682)
BONDS - 94.4%
CORPORATE BONDS - 32 .2%
AUTOMOBILES & COMPONENTS - 0 .2%
2,725,000 g Denso Corp 1 .239 09/16/26 2,349,616
2,250,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 2,060,075
TOTAL AUTOMOBILES & COMPONENTS 4,409,691
BANKS - 10 .3%
2,100,000 g Banco de Credito del Peru 2 .700 01/11/25 1,953,285
2,375,000 e,g Banco del Estado de Chile 2 .704 01/09/25 2,218,390
2,855,000 g Banco do Brasil S.A. 3 .250 09/30/26 2,525,818
2,000,000 g Banco Santander Chile 2 .700 01/10/25 1,867,460
750,000 g Banco Santander Mexico S.A. 4 .125 11/09/22 748,507
2,000,000 g Banco Santander Mexico S.A. Institucion de Banca
Multiple Grupo Financiero Santand
5 .375 04/17/25 1,944,520
5,000,000 Banco Santander S.A. 3 .496 03/24/25 4,762,508
5,125,000 Bancolombia S.A. 3 .000 01/29/25 4,672,579
24,300,000 Bank of America Corp 3 .004 12/20/23 24,170,980
5,000,000 Bank of America Corp 0 .976 04/22/25 4,647,355
8,000,000 Bank of America Corp 0 .981 09/25/25 7,278,667
5,000,000 Bank of America Corp 4 .827 07/22/26 4,888,469
500,000 Citigroup, Inc 0 .776 10/30/24 474,830
23,600,000 Citigroup, Inc 0 .981 05/01/25 21,866,377
2,500,000 Citigroup, Inc 1 .281 11/03/25 2,283,722
15,000,000 Citigroup, Inc 5 .610 09/29/26 14,917,245
5,000,000 Cooperatieve Rabobank UA 0 .375 01/12/24 4,723,882
1,775,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,768,256
650,000 Discover Bank 3 .350 02/06/23 647,213
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,218,381
1,445,000 JPMorgan Chase & Co 3 .200 01/25/23 1,440,379
5,000,000 JPMorgan Chase & Co 4 .023 12/05/24 4,919,826
725,000 JPMorgan Chase & Co 0 .563 02/16/25 677,868
20,000,000 JPMorgan Chase & Co 0 .824 06/01/25 18,515,331
14,000,000 JPMorgan Chase & Co 4 .080 04/26/26 13,479,374
5,000,000 Mitsubishi UFJ Financial Group, Inc 0 .848 09/15/24 4,769,222
5,000,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 4,947,428
2,875,000 National Bank of Canada 0 .550 11/15/24 2,721,660
1,625,000 NatWest Group plc 2 .359 05/22/24 1,586,826
5,000,000 g Skandinaviska Enskilda Banken AB 0 .550 09/01/23 4,807,904
5,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 4,710,107
2,100,000 g Svenska Handelsbanken AB 0 .625 06/30/23 2,037,933
3,000,000 Toronto-Dominion Bank 0 .750 06/12/23 2,918,014
5,000,000 Toronto-Dominion Bank 0 .450 09/11/23 4,793,757
1,680,000 Truist Financial Corp 3 .750 12/06/23 1,664,169
5,000,000 g UBS AG. 0 .450 02/09/24 4,701,535
4,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 3,547,340
TOTAL BANKS 191,817,117
CAPITAL GOODS - 0 .9%
3,721,000 Air Lease Corp 2 .250 01/15/23 3,689,648
2,000,000 g BOC Aviation Ltd 3 .500 10/10/24 1,924,537
5,000,000 Boeing Co 1 .433 02/04/24 4,749,787

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 2,500,000 g DAE Funding LLC 2 .625% 03/20/25 $ 2,279,638
1,875,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,810,581
272,000 Raytheon Technologies Corp 3 .650 08/16/23 269,359
3,000,000 g TSMC Global Ltd 0 .750 09/28/25 2,657,142
TOTAL CAPITAL GOODS 17,380,692
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
2,000,000 ADT Corp 4 .125 06/15/23 1,981,500
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,981,500
CONSUMER DURABLES & APPAREL - 0 .1%
1,455,000 Lennar Corp 4 .875 12/15/23 1,449,281
480,000 e Newell Brands, Inc 6 .375 09/15/27 475,310
TOTAL CONSUMER DURABLES & APPAREL 1,924,591
CONSUMER SERVICES - 0 .1%
1,475,000 Hyatt Hotels Corp 1 .300 10/01/23 1,418,773
TOTAL CONSUMER SERVICES 1,418,773
DIVERSIFIED FINANCIALS - 6 .7%
7,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 6,722,845
15,000,000 AerCap Ireland Capital DAC 1 .650 10/29/24 13,703,806
5,500,000 American Express Co 3 .375 05/03/24 5,362,970
3,000,000 American Honda Finance Corp 0 .875 07/07/23 2,915,737
5,000,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 4,340,000
4,000,000 Capital One Bank USA NA 3 .375 02/15/23 3,983,507
7,000,000 Capital One Financial Corp 4 .166 05/09/25 6,808,821
5,000,000 Credit Suisse AG. 0 .495 02/02/24 4,657,058
2,950,000 Deutsche Bank AG. 0 .898 05/28/24 2,724,727
3,000,000 Discover Financial Services 3 .850 11/21/22 2,996,198
10,000,000 g Federation des Caisses Desjardins du Quebec 0 .700 05/21/24 9,285,775
5,000,000 General Motors Financial Co, Inc 1 .700 08/18/23 4,850,750
3,910,000 General Motors Financial Co, Inc 3 .950 04/13/24 3,813,537
4,000,000 General Motors Financial Co, Inc 1 .200 10/15/24 3,671,677
3,000,000 Goldman Sachs Group, Inc 0 .627 11/17/23 2,981,850
5,000,000 Goldman Sachs Group, Inc 0 .673 03/08/24 4,888,090
5,000,000 Goldman Sachs Group, Inc 0 .657 09/10/24 4,759,522
4,000,000 Morgan Stanley 3 .620 04/17/25 3,884,656
5,000,000 Morgan Stanley 0 .790 05/30/25 4,602,008
5,000,000 Morgan Stanley 1 .164 10/21/25 4,556,910
4,000,000 Morgan Stanley 4 .679 07/17/26 3,894,890
2,775,000 Morgan Stanley 1 .512 07/20/27 2,363,429
2,700,000 g NatWest Markets plc 0 .800 08/12/24 2,479,785
3,000,000 Toronto-Dominion Bank 3 .766 06/06/25 2,898,683
4,500,000 Toyota Motor Credit Corp 0 .500 08/14/23 4,350,474
4,725,000 g UBS Group AG 1 .008 07/30/24 4,558,684
2,000,000 g United Overseas Bank Ltd 3 .059 04/07/25 1,923,680
TOTAL DIVERSIFIED FINANCIALS 123,980,069
ENERGY - 2 .0%
3,000,000 e Canadian Natural Resources Ltd 2 .050 07/15/25 2,735,197
5,000,000 Enbridge, Inc 0 .550 10/04/23 4,780,277
4,775,000 Enbridge, Inc 2 .500 02/14/25 4,484,880
2,230,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,089,283
5,000,000 Energy Transfer Operating LP 4 .500 04/15/24 4,921,236
3,500,000 g Leviathan Bond Ltd 5 .750 06/30/23 3,448,182
1,000,000 Marathon Petroleum Corp 4 .700 05/01/25 981,815
132,500 Petroleos Mexicanos 2 .000 12/20/22 131,821
2,000,000 e Petroleos Mexicanos 3 .500 01/30/23 1,973,540
417,000 Petroleos Mexicanos 2 .378 04/15/25 404,719

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 Petroleos Mexicanos 4 .500% 01/23/26 $ 861,500
1,350,000 Phillips 66 0 .900 02/15/24 1,278,303
5,000,000 g Saudi Arabian Oil Co 2 .875 04/16/24 4,829,892
5,000,000 TransCanada PipeLines Ltd 1 .000 10/12/24 4,607,499
TOTAL ENERGY 37,528,144
FOOD & STAPLES RETAILING - 0 .5%
5,000,000 Walmart, Inc 2 .350 12/15/22 4,986,800
5,000,000 Walmart, Inc 3 .900 09/09/25 4,912,511
TOTAL FOOD & STAPLES RETAILING 9,899,311
FOOD, BEVERAGE & TOBACCO - 0 .3%
1,850,000 BAT Capital Corp 3 .222 08/15/24 1,780,176
3,000,000 Constellation Brands, Inc 3 .600 05/09/24 2,934,801
TOTAL FOOD, BEVERAGE & TOBACCO 4,714,977
HEALTH CARE EQUIPMENT & SERVICES - 0 .7%
3,250,000 DH Europe Finance II Sarl 2 .200 11/15/24 3,073,062
3,300,000 Humana, Inc 0 .650 08/03/23 3,186,448
5,000,000 PerkinElmer, Inc 0 .550 09/15/23 4,783,082
2,000,000 Tenet Healthcare Corp 4 .625 07/15/24 1,933,960
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,976,552
INSURANCE - 0 .7%
3,000,000 g MassMutual Global Funding II 0 .850 06/09/23 2,923,038
3,000,000 g Principal Life Global Funding II 0 .750 04/12/24 2,799,721
2,500,000 g Principal Life Global Funding II 0 .875 01/12/26 2,172,975
5,000,000 g Protective Life Global Funding 0 .473 01/12/24 4,708,640
TOTAL INSURANCE 12,604,374
MATERIALS - 1 .4%
6,250,000 Berry Global, Inc 0 .950 02/15/24 5,871,960
1,200,000 g Freeport Indonesia PT 4 .763 04/14/27 1,080,347
4,725,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 3,992,625
3,000,000 g POSCO 4 .375 08/04/25 2,898,239
1,550,000 g SABIC Capital II BV 4 .000 10/10/23 1,529,517
3,000,000 Sasol Financing International plc 4 .500 11/14/22 2,981,100
3,000,000 Sherwin-Williams Co 4 .050 08/08/24 2,950,052
2,000,000 Westlake Chemical Corp 0 .875 08/15/24 1,865,416
3,000,000 WRKCo, Inc 3 .000 09/15/24 2,864,438
TOTAL MATERIALS 26,033,694
MEDIA & ENTERTAINMENT - 1 .0%
2,000,000 g CCO Holdings LLC 5 .125 05/01/27 1,805,000
5,000,000 Charter Communications Operating LLC 4 .500 02/01/24 4,942,000
6,875,000 g Magallanes, Inc 3 .638 03/15/25 6,510,776
3,400,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 3,248,292
3,000,000 Take-Two Interactive Software, Inc 3 .300 03/28/24 2,924,020
TOTAL MEDIA & ENTERTAINMENT 19,430,088
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .4%
13,000,000 AbbVie, Inc 2 .300 11/21/22 12,968,540
4,450,000 AbbVie, Inc 3 .800 03/15/25 4,309,843
5,000,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 4,967,708
2,000,000 Teva Pharmaceutical Finance Co BV 2 .950 12/18/22 1,982,870
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 887,529
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 25,116,490
REAL ESTATE - 1 .7%
2,000,000 American Tower Corp 3 .375 05/15/24 1,947,251

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 1,450,000 AvalonBay Communities, Inc 3 .500% 11/15/24 $ 1,411,226
2,600,000 Boston Properties LP 3 .125 09/01/23 2,553,295
1,044,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,007,291
3,000,000 Brixmor Operating Partnership LP 3 .650 06/15/24 2,897,148
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,893,728
410,000 Federal Realty Investment Trust 3 .950 01/15/24 404,883
850,000 Highwoods Realty LP 3 .625 01/15/23 849,555
1,665,000 g SBA Tower Trust 2 .836 01/15/25 1,557,674
13,365,000 g SBA Tower Trust 1 .884 01/15/26 11,751,399
2,500,000 g SBA Tower Trust 1 .631 11/15/26 2,131,028
TOTAL REAL ESTATE 31,404,478
RETAILING - 0 .7%
1,150,000 Genuine Parts Co 1 .750 02/01/25 1,061,627
5,000,000 g GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 4,719,732
2,150,000 g Kia Corp 1 .000 04/16/24 2,015,460
1,335,000 g Kia Corp 2 .375 02/14/25 1,240,673
3,000,000 g Prosus NV 3 .257 01/19/27 2,511,428
1,600,000 g Volkswagen Group of America Finance LLC 3 .125 05/12/23 1,582,128
TOTAL RETAILING 13,131,048
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
5,000,000 NVIDIA Corp 0 .584 06/14/24 4,670,457
3,000,000 g SK Hynix, Inc 1 .500 01/19/26 2,597,436
1,075,000 TSMC Arizona Corp 1 .750 10/25/26 945,144
1,325,000 TSMC Arizona Corp 3 .875 04/22/27 1,262,800
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,475,837
SOFTWARE & SERVICES - 0 .7%
5,000,000 Adobe, Inc 1 .900 02/01/25 4,700,533
5,000,000 Fidelity National Information Services, Inc 0 .600 03/01/24 4,688,798
2,100,000 g HCL America, Inc 1 .375 03/10/26 1,838,122
925,000 g NortonLifeLock, Inc 6 .750 09/30/27 887,565
TOTAL SOFTWARE & SERVICES 12,115,018
TELECOMMUNICATION SERVICES - 0 .4%
2,400,000 g KT Corp 4 .000 08/08/25 2,320,540
5,000,000 T-Mobile USA, Inc 3 .500 04/15/25 4,778,825
TOTAL TELECOMMUNICATION SERVICES 7,099,365
TRANSPORTATION - 0 .4%
5,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 4,623,598
3,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,624,847
TOTAL TRANSPORTATION 7,248,445
UTILITIES - 1 .4%
2,000,000 g AIG Global Funding 0 .800 07/07/23 1,938,720
3,000,000 Atmos Energy Corp 0 .625 03/09/23 2,952,102
3,225,000 Consumers Energy Co 0 .350 06/01/23 3,130,443
3,000,000 DTE Energy Co 2 .250 11/01/22 2,995,057
5,000,000 NextEra Energy Capital Holdings, Inc 0 .650 03/01/23 4,923,340
5,000,000 g Southern Natural Gas Co LLC 0 .625 04/28/23 4,862,857
3,000,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 2,469,764
2,020,000 WEC Energy Group, Inc 0 .550 09/15/23 1,935,447
TOTAL UTILITIES 25,207,730
TOTAL CORPORATE BONDS 596,897,984
(Cost $630,175,757)

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 39 .7%
AGENCY SECURITIES - 1 .0%
$ 2,235,000 Montefiore Medical Center 2 .152% 10/20/26 $ 2,058,015
5,900,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 5,538,056
3,684,210 Reliance Industries Ltd 1 .870 01/15/26 3,496,665
3,500,000 Reliance Industries Ltd 2 .060 01/15/26 3,333,181
4,605,263 Reliance Industries Ltd 2 .444 01/15/26 4,429,576
36,629 San Clemente Leasing LLC 3 .030 11/22/22 36,559
TOTAL AGENCY SECURITIES 18,892,052
FOREIGN GOVERNMENT BONDS - 8 .6%
1,450,000 g African Export-Import Bank 2 .634 05/17/26 1,258,254
3,325,000 g Arab Petroleum Investments Corp 4 .125 09/18/23 3,306,336
5,000,000 g BNG Bank NV 3 .500 08/26/24 4,915,394
3,000,000 g BNG Bank NV 0 .875 05/18/26 2,641,830
3,250,000 Brazilian Government International Bond 2 .625 01/05/23 3,230,337
2,500,000 Brazilian Government International Bond 2 .875 06/06/25 2,337,660
5,000,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 4,431,200
10,000,000 g CDP Financial, Inc 0 .875 06/10/25 9,079,795
2,500,000 g Development Bank of Japan, Inc 0 .500 03/04/24 2,361,717
1,725,000 g Egypt Government International Bond 5 .577 02/21/23 1,672,611
1,500,000 g Egypt Government International Bond 4 .550 11/20/23 1,364,896
3,200,000 Export-Import Bank of India 4 .000 01/14/23 3,190,540
1,000,050 g Honduras Government International Bond 7 .500 03/15/24 975,208
8,900,000 g International Development Association 2 .750 04/24/23 8,825,418
6,100,000 Japan Bank for International Cooperation 1 .750 01/23/23 6,058,093
6,650,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 6,582,237
1,560,000 g Kommunalbanken AS. 2 .750 02/05/24 1,527,301
10,000,000 g Kommunalbanken AS. 0 .375 09/11/25 8,894,200
1,200,000 g Kommuninvest I Sverige AB 2 .875 07/03/24 1,169,667
3,000,000 g Korea Electric Power Corp 3 .625 06/14/25 2,897,324
1,875,000 g Korea Housing Finance Corp 3 .000 10/31/22 1,873,088
2,800,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,451,616
12,000,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 3 .612 02/12/24 12,149,166
10,000,000 e Mexico Government International Bond 2 .659 05/24/31 7,666,840
2,025,000 g Morocco Government International Bond 4 .250 12/11/22 2,014,875
3,000,000 g Morocco Government International Bond 2 .375 12/15/27 2,462,042
5,950,000 g OMERS Finance Trust 2 .500 05/02/24 5,765,384
5,000,000 g Ontario Teachers' Finance Trust 1 .625 09/12/24 4,731,847
5,000,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 4,978,341
3,400,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 3,362,736
5,400,000 Province of British Columbia Canada 1 .300 01/29/31 4,266,918
5,000,000 Province of Quebec Canada 1 .900 04/21/31 4,139,500
3,000,000 g Qatar Government International Bond 3 .375 03/14/24 2,936,796
4,000,000 g Qatar Government International Bond 4 .000 03/14/29 3,828,416
6,800,000 Republic of Italy Government International Bond 2 .375 10/17/24 6,374,150
1,500,000 g Republic of Paraguay Government International Bond 4 .625 01/25/23 1,492,526
2,000,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 1,879,505
5,200,000 g Saudi Government International Bond 3 .250 10/26/26 4,946,068
1,540,000 Svensk Exportkredit AB 1 .750 12/12/23 1,492,683
5,000,000 Svensk Exportkredit AB 0 .500 08/26/25 4,459,039
TOTAL FOREIGN GOVERNMENT BONDS 159,991,554
MORTGAGE BACKED - 5 .5%
1,500,000 g,i Connecticut Avenue Securities Trust 4 .181 12/25/41 1,369,663
4,000,000 g,i Connecticut Avenue Securities Trust 5 .381 03/25/42 3,756,459
6,000,000 g,i Connecticut Avenue Securities Trust 6 .955 06/25/42 5,951,246
6,225,000 g,i Freddie Mac STACR REMIC Trust 4 .531 08/25/33 6,143,671
9,290,000 g,i Freddie Mac STACR REMIC Trust 3 .781 10/25/41 8,451,372
14,004,728 g,i Freddie Mac STACR REMIC Trust 3 .281 01/25/42 13,611,247

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 20,000,000 g,i Freddie Mac STACR REMIC Trust 5 .631% 05/25/42 $ 19,055,190
7,346,171 Government National Mortgage Association (GNMA) 2 .000 05/15/31 6,571,811
18,222,602 GNMA 1 .730 07/15/37 15,507,243
21,045,735 GNMA 4 .250 09/15/38 20,928,297
TOTAL MORTGAGE BACKED 101,346,199
MUNICIPAL BONDS - 0 .9%
11,755,000 City of New York NY 2 .280 08/01/25 11,030,197
6,000,000 Massachusetts Water Resources Authority 3 .104 08/01/39 4,748,988
TOTAL MUNICIPAL BONDS 15,779,185
U.S. TREASURY SECURITIES - 23 .7%
30,791,923 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 30,068,633
41,115,550 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 39,951,680
13,725,470 d,k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 13,255,802
17,321,700 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 16,657,025
25,376,750 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 25,296,456
30,503,250 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 28,485,686
3,252,720 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 3,029,921
25,000,000 United States Treasury Note 0 .125 07/31/23 24,164,063
46,100,000 United States Treasury Note 0 .125 08/31/23 44,391,059
132,830,000 United States Treasury Note 4 .250 09/30/24 132,892,264
10,000,000 United States Treasury Note 1 .750 03/15/25 9,416,406
36,696,000 United States Treasury Note 3 .500 09/15/25 35,947,746
25,860,000 e United States Treasury Note 3 .125 08/31/27 24,805,397
12,275,000 e United States Treasury Note 2 .750 08/15/32 11,223,953
TOTAL U.S. TREASURY SECURITIES 439,586,091
TOTAL GOVERNMENT BONDS 735,595,081
(Cost $775,934,463)
STRUCTURED ASSETS - 22 .5%
ASSET BACKED - 8 .2%
78,844 Aames Mortgage Trust (Step Bond) 7 .396 06/25/32 76,339
Series - 2002 1 (Class A3)
55,677 †,g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
1,145,230 i Asset Backed Securities Corp Home Equity Loan Trust LIBOR 1 M + 1.650% 4 .468 03/15/32 1,120,711
Series - 2002 HE1 (Class M1)
4,214,000 i Bayview Financial Mortgage Pass-Through Trust LIBOR 1 M + 1.125% 4 .238 02/28/41 4,147,840
Series - 2006 A (Class M4)
1,952,158 g Capital Automotive REIT 1 .440 08/15/51 1,662,052
Series - 2021 1A (Class A1)
2,113,237 g Capital Automotive REIT 1 .920 08/15/51 1,789,892
Series - 2021 1A (Class A3)
8,600,000 CarMax Auto Owner Trust 0 .740 10/15/26 7,712,275
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1 .000 03/15/27 6,314,472
Series - 2021 3 (Class B)
1,318 Centex Home Equity 5 .540 01/25/32 1,286
Series - 2002 A (Class AF6)
49,605 i Centex Home Equity LIBOR 1 M + 0.645% 3 .729 03/25/34 47,137
Series - 2004 B (Class M1)
9,803,362 g CF Hippolyta LLC 1 .690 07/15/60 8,707,692
Series - 2020 1 (Class A1)
122,341 i Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 110,257
Series - 2004 2 (Class 1M2)
2,540,000 CNH Equipment Trust 0 .900 01/16/29 2,258,545
Series - 2021 B (Class B)

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,749,000 g DB Master Finance LLC 2 .045% 11/20/51 $ 5,730,988
Series - 2021 1A (Class A2I)
10,862,500 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 8,945,095
Series - 2021 1A (Class A2I)
3,194,493 g FCI Funding LLC 1 .130 04/15/33 3,097,604
Series - 2021 1A (Class A)
2,629,502 g FNA VI LLC 1 .350 01/10/32 2,403,352
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0 .700 10/15/26 4,107,893
Series - 2021 A (Class B)
1,500,000 g Ford Credit Auto Owner Trust 1 .610 10/17/33 1,305,865
Series - 2021 1 (Class B)
3,350,000 GM Financial Consumer Automobile Receivables Trust 0 .750 05/17/27 3,057,991
Series - 2021 1 (Class B)
6,500,000 g Hyundai Auto Lease Securitization Trust 0 .610 10/15/25 6,302,453
Series - 2021 A (Class B)
1,000,000 g,i Irvine Core Office Trust 3 .279 05/15/48 984,240
Series - 2013 IRV (Class A2)
6,100,000 g,i MSCG Trust 3 .577 06/07/35 5,150,867
Series - 2015 ALDR (Class C)
2,922,309 g Navient Private Education Refi Loan Trust 0 .840 05/15/69 2,570,626
Series - 2021 A (Class A)
3,000,000 g Oportun Funding XIV LLC 1 .210 03/08/28 2,785,374
Series - 2021 A (Class A)
2,000,000 g Oportun Issuance Trust 1 .960 05/08/31 1,775,007
Series - 2021 B (Class B)
1,004,319 i Park Place Securities, Inc LIBOR 1 M + 1.245% 4 .329 01/25/36 995,686
Series - 2005 WCH1 (Class M4)
5,000,000 g PFS Financing Corp 1 .570 10/15/25 4,790,941
Series - 2020 E (Class B)
7,000,000 g PFS Financing Corp 0 .710 04/15/26 6,530,833
Series - 2021 A (Class A)
5,500,000 g Santander Consumer Auto Receivables Trust 0 .710 08/17/26 5,088,592
Series - 2021 AA (Class B)
7,203,341 SCE Recovery Funding LLC 0 .861 11/15/31 5,891,469
2,462,500 g ServiceMaster Funding LLC 2 .841 10/30/51 2,006,327
Series - 2020 1 (Class A2I)
5,678,125 g SERVPRO Master Issuer LLC 2 .394 04/25/51 4,477,792
Series - 2021 1A (Class A2)
2,175,533 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 2,015,913
Series - 2021 1A (Class A)
9,085 g SoFi Professional Loan Program LLC 2 .360 12/27/32 9,085
Series - 2016 C (Class A2B)
264,241 g SoFi Professional Loan Program LLC 2 .340 04/25/33 259,577
Series - 2016 D (Class A2B)
83,552 g SoFi Professional Loan Program LLC 2 .630 07/25/40 82,170
Series - 2017 C (Class A2B)
12,743,700 g Taco Bell Funding LLC 1 .946 08/25/51 10,645,361
Series - 2021 1A (Class A2I)
5,000,000 g Tesla Auto Lease Trust 1 .020 03/20/25 4,756,785
Series - 2021 A (Class B)
10,185,000 Verizon Master Trust 0 .890 05/20/27 9,480,743
Series - 2021 1 (Class C)
10,000,000 Verizon Owner Trust 0 .680 02/20/25 9,561,776
Series - 2020 B (Class B)
5,737,375 g Wendy's Funding LLC 2 .370 06/15/51 4,561,041
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 153,319,945

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED - 14 .3%
$ 3,172,432 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 3 .823% 12/18/37 $ 3,143,423
Series - 2021 FL4 (Class A)
5,242,000 g,i Angel Oak Mortgage Trust 3 .161 12/25/59 4,667,056
Series - 2020 1 (Class M1)
2,500,000 g,i Ashford Hospitality Trust LIBOR 1 M + 2.750% 2 .860 06/15/35 2,402,511
Series - 2018 KEYS (Class D)
7,500,000 g,i BAMLL Commercial Mortgage Securities Trust 4 .996 01/15/39 7,213,429
Series - 2022 DKLX (Class C)
4,119,000 g,i BBCMS Trust LIBOR 1 M + 1.000% 3 .818 07/15/37 4,016,577
Series - 2018 CBM (Class A)
254,820 i Bear Stearns ALT-A Trust LIBOR 1 M + 0.600% 3 .684 06/25/34 255,191
Series - 2004 4 (Class A1)
1,280,510 g,i BHP Trust LIBOR 1 M + 0.975% 3 .793 08/15/36 1,246,457
Series - 2019 BXHP (Class A)
3,060,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.250% 4 .068 10/15/36 2,971,578
Series - 2019 XL (Class C)
4,667,310 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.998% 3 .816 10/15/38 4,419,923
Series - 2021 XL2 (Class B)
7,887,754 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 4 .015 10/15/38 7,451,524
Series - 2021 XL2 (Class C)
1,400,193 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.846% 4 .664 10/15/38 1,313,108
Series - 2021 XL2 (Class E)
1,000,000 g,i BX Commercial Mortgage Trust 4 .685 01/17/39 961,644
Series - 2022 AHP (Class B)
1,400,738 g,i BX TRUST 4 .484 02/15/39 1,322,378
Series - 2022 LP2 (Class C)
3,738,853 g,i Chase Mortgage Trust 3 .750 12/25/45 3,306,870
Series - 2016 SH2 (Class M2)
20,506 Citicorp Mortgage Securities Trust 5 .500 02/25/26 19,745
Series - 2006 1 (Class 5A1)
1,400,000 i Citigroup Commercial Mortgage Trust 4 .134 04/10/46 1,376,375
Series - 2013 GC11 (Class C)
951,069 g,i Citigroup Mortgage Loan Trust LIBOR 1 M + 0.290% 2 .631 09/25/36 927,603
Series - 2006 AMC1 (Class A1)
3,000,000 g COMM Mortgage Trust 3 .376 01/10/39 2,565,444
Series - 2022 HC (Class C)
3,623,360 g COMM Mortgage Trust 3 .397 03/10/46 3,580,757
Series - 2013 CR6 (Class B)
1,600,000 g,i COMM Mortgage Trust 5 .031 08/10/46 1,565,787
Series - 2013 CR10 (Class C)
2,983,000 g,i COMM Mortgage Trust 5 .031 08/10/46 2,865,468
Series - 2013 CR10 (Class D)
2,014,904 COMM Mortgage Trust 4 .701 03/10/47 1,963,257
Series - 2014 UBS2 (Class B)
2,000,000 i COMM Mortgage Trust 4 .703 08/10/47 1,928,595
Series - 2014 CR19 (Class B)
1,000,000 g,i COMM Mortgage Trust 4 .854 08/10/47 913,035
Series - 2014 CR19 (Class D)
1,012,000 i COMM Mortgage Trust 4 .428 05/10/48 945,225
Series - 2015 CR23 (Class C)
4,115,000 i COMM Mortgage Trust 4 .476 07/10/48 3,859,126
Series - 2015 LC21 (Class B)
3,000,000 i COMM Mortgage Trust 3 .463 08/10/48 2,521,979
Series - 2015 CR24 (Class D)
3,970,000 i COMM Mortgage Trust 4 .669 08/10/48 3,711,973
Series - 2015 CR25 (Class B)
2,500,000 i COMM Mortgage Trust 4 .619 10/10/48 2,351,068
Series - 2015 CR26 (Class B)
737,511 i Connecticut Avenue Securities Trust LIBOR 1 M + 2.600% 5 .684 05/25/24 736,399
Series - 2014 C02 (Class 1M2)

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,898,220 i Connecticut Avenue Securities Trust LIBOR 1 M + 3.000% 6 .084% 07/25/24 $ 2,912,102
Series - 2014 C03 (Class 1M2)
10,000,000 g,i Connecticut Avenue Securities Trust 3 .831 10/25/41 9,512,556
Series - 2021 R01 (Class 1M2)
10,244,484 g,i Connecticut Avenue Securities Trust 3 .131 12/25/41 10,020,590
Series - 2021 R03 (Class 1M1)
2,523,039 g Credit Suisse Commercial Mortgage Trust 3 .304 09/15/37 2,303,726
Series - 2014 USA (Class A1)
4,150,000 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 0.980% 3 .798 05/15/36 4,095,828
Series - 2019 ICE4 (Class A)
1,400,000 g CSMC 2 .816 08/15/37 1,265,139
Series - 2020 NET (Class B)
2,501,795 g CSMC Trust 1 .414 05/25/65 2,294,096
Series - 2020 NQM1 (Class A2)
31,378 Deutsche Mortgage Securities, Inc Mortgage Loan Trust
(Step Bond)
5 .940 07/25/34 30,580
Series - 2004 5 (Class A5B)
1,025,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 4 .936 11/15/38 958,965
Series - 2021 ELP (Class E)
7,656,949 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 1 .349 02/25/42 7,524,497
Series - 2022 DNA2 (Class M1A)
1,050,000 g GS Mortgage Securities Corp II 3 .419 10/10/32 1,048,605
Series - 2017 SLP (Class A)
3,000,000 g GS Mortgage Securities Corp II 2 .954 11/05/34 2,851,954
Series - 2012 BWTR (Class A)
5,956,000 g GS Mortgage Securities Corp II 3 .682 02/10/46 5,901,380
Series - 2013 GC10 (Class B)
2,598,000 g,i GS Mortgage Securities Corp II 4 .541 02/10/46 2,349,135
Series - 2013 GC10 (Class D)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 3 .910 10/15/31 1,980,051
Series - 2018 HART (Class A)
1,321,000 g,i GS Mortgage Securities Trust 3 .349 07/10/52 1,284,833
Series - 2019 GC40 (Class DBA)
9,000,000 g,i GS Mortgage Securities Trust 3 .501 07/10/52 8,747,909
Series - 2019 GC40 (Class DBB)
5,000,000 g,i GS Mortgage Securities Trust 3 .668 07/10/52 4,846,781
Series - 2019 GC40 (Class DBC)
3,233,735 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 2,698,876
Series - 2020 PJ5 (Class A4)
336,068 IMC Home Equity Loan Trust (Step Bond) 5 .432 08/20/29 310,895
Series - 1998 3 (Class A7)
67,886 i Impac CMB Trust LIBOR 1 M + 0.660% 3 .744 03/25/35 64,352
Series - 2004 11 (Class 2A1)
4,724,484 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
LIBOR 1 M + 0.800% 3 .618 04/15/38 4,583,011
Series - 2021 MHC (Class A)
2,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .372 12/15/47 1,982,146
Series - 2013 C10 (Class AS)
3,843,000 i JP Morgan Chase Commercial Mortgage Securities
Trust
4 .212 01/15/46 3,748,462
Series - 2013 C13 (Class C)
1,435,429 g,i JP Morgan Chase Commercial Mortgage Securities
Trust
5 .013 02/15/46 1,381,171
Series - 2011 C3 (Class B)
2,300,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2 .870 08/15/49 2,098,929
Series - 2016 JP3 (Class A5)
71,319 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .034 10/25/49 70,478
Series - 2019 INV1 (Class A11)

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 207,512 JPMBB Commercial Mortgage Securities Trust 3 .657% 09/15/47 $ 203,766
Series - 2014 C23 (Class ASB)
1,570,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 1,466,838
Series - 2015 C31 (Class AS)
1,200,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 1,117,487
Series - 2015 C31 (Class B)
5,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 4,592,974
Series - 2015 C31 (Class C)
4,000,000 g,i MHC Commercial Mortgage Trust LIBOR 1 M + 0.801% 3 .619 04/15/38 3,856,500
Series - 2021 MHC (Class A)
5,000,000 g,i MHC Commercial Mortgage Trust LIBOR 1 M + 1.101% 3 .919 04/15/38 4,785,096
Series - 2021 MHC (Class B)
1,822,555 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 1,720,245
Series - 2014 C19 (Class LNC1)
3,986,816 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 4 .195 11/15/23 3,737,711
Series - 2021 ILP (Class C)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,215,323
Series - 2019 PARK (Class D)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,197,617
Series - 2019 PARK (Class E)
7,530,000 g,i MTN Commercial Mortgage Trust 4 .741 03/15/39 7,276,866
Series - 2022 LPFL (Class B)
9,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 4 .318 07/15/36 9,353,931
Series - 2019 MILE (Class A)
7,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 5 .018 07/15/36 7,315,024
Series - 2019 MILE (Class C)
351,744 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 326,361
Series - 2020 2PAC (Class A)
344,775 g,i New Residential Mortgage Loan Trust 3 .750 11/25/54 322,714
Series - 2014 3A (Class AFX3)
552,172 g,i New Residential Mortgage Loan Trust 3 .750 03/25/56 515,993
Series - 2016 1A (Class A1)
962,389 g,i New Residential Mortgage Loan Trust 4 .000 12/25/57 918,810
Series - 2018 1A (Class A1A)
549,609 g,i New Residential Mortgage Loan Trust 4 .750 12/25/57 534,625
Series - 2018 5A (Class A1)
814,851 g,i OBX Trust LIBOR 1 M + 0.650% 3 .734 06/25/57 791,750
Series - 2018 1 (Class A2)
4,797,619 g,i OPG Trust LIBOR 1 M + 0.713% 0 .803 10/15/36 4,502,669
Series - 2021 PORT (Class B)
4,112,245 g,i OPG Trust LIBOR 1 M + 1.529% 4 .347 10/15/36 3,724,292
Series - 2021 PORT (Class E)
2,000,000 g,i PKHL Commercial Mortgage Trust LIBOR 1 M + 2.000% 4 .818 07/15/38 1,870,330
Series - 2021 MF (Class D)
2,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,964,189
Series - 2013 SMV (Class B)
7,886,000 g,i RLGH Trust LIBOR 1 M + 1.165% 3 .983 04/15/36 7,604,508
Series - 2021 TROT (Class B)
3,858,362 g,i SMR Mortgage Trust 5 .245 02/15/39 3,732,858
Series - 2022 IND (Class B)
2,000,000 g,i SREIT Trust LIBOR 1 M + 1.171% 3 .989 11/15/36 1,909,031
Series - 2021 MFP2 (Class B)
834,380 i Structured Adjustable Rate Mortgage Loan Trust LIBOR 1 M + 0.370% 3 .454 07/25/34 821,066
Series - 2004 9XS (Class A)
3,601,782 g Verus Securitization Trust 2 .417 01/25/60 3,488,093
Series - 2020 1 (Class A1)
3,394,184 g Verus Securitization Trust 2 .724 01/25/60 3,283,685
Series - 2020 1 (Class A3)
1,645,819 g Verus Securitization Trust 2 .321 05/25/65 1,580,639
Series - 2020 4 (Class A3)

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 8,389,197 g,i Verus Securitization Trust 2 .240% 10/25/66 $ 6,931,691
Series - 2021 7 (Class A3)
1,000,000 i WFRBS 3 .910 05/15/45 969,515
Series - 2013 C13 (Class C)
3,000,000 i WFRBS Commercial Mortgage Trust 4 .309 03/15/45 2,972,576
Series - 2013 C11 (Class C)
530,000 i WFRBS Commercial Mortgage Trust 4 .153 08/15/46 524,652
Series - 2013 C15 (Class A4)
2,500,000 i WFRBS Commercial Mortgage Trust 4 .204 11/15/47 2,284,907
Series - 2014 C24 (Class B)
TOTAL OTHER MORTGAGE BACKED 264,804,884
TOTAL STRUCTURED ASSETS 418,124,829
(Cost $451,718,264)
TOTAL BONDS 1,750,617,894
(Cost $1,857,828,484)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 6.4%
REPURCHASE AGREEMENT - 4 .3%
$ 80,270,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 80,270,000
TOTAL REPURCHASE AGREEMENT 80,270,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .1%
38,768,697 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 38,768,697
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 38,768,697
TOTAL SHORT-TERM INVESTMENTS 119,038,697
(Cost $119,038,697)
TOTAL INVESTMENTS - 102.8% 1,907,770,330
(Cost $2,015,862,863)
OTHER ASSETS & LIABILITIES, NET - (2.8)% (52,639,393)
NET ASSETS - 100.0% $ 1,855,130,937
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $37,623,329.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $80,270,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rate 4.125% and maturity date 9/30/27, valued at $81,875,441.

Portfolio of investments
(unaudited)
Short-Term Bond Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
concluded
Futures contracts outstanding as of September 30, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US 10 Year Note (CBT) (275) 12/20/22  $ (32,264,684) $ (30,817,187)  $ 1,447,497
US 10 Year Ultra (CBT) (170) 12/20/22 (21,321,336) (20,142,344) 1,178,992
US Long Bond (CBT) (38) 12/20/22 (5,191,303) (4,803,437) 387,866
Total (483)   $ (58,777,323)  $ (55,762,968) $ 3,014,355

Short-Term Bond Index Fund September 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 99.5%
CORPORATE BONDS - 23 .1%
AUTOMOBILES & COMPONENTS - 0 .1%
$ 400,000 Aptiv plc 2 .396% 02/18/25 $ 373,260
200,000 General Motors Co 5 .400 10/02/23 200,020
1,000,000 Honda Motor Co Ltd 2 .271 03/10/25 941,194
TOTAL AUTOMOBILES & COMPONENTS 1,514,474
BANKS - 6 .3%
200,000 Banco Bilbao Vizcaya Argentaria S.A. 0 .875 09/18/23 192,170
200,000 Banco Santander S.A. 3 .892 05/24/24 194,678
600,000 Banco Santander S.A. 3 .496 03/24/25 571,501
1,000,000 Banco Santander S.A. 5 .147 08/18/25 970,285
500,000 e Bank of America Corp 1 .486 05/19/24 487,693
700,000 Bank of America Corp 4 .200 08/26/24 688,526
1,250,000 Bank of America Corp 0 .810 10/24/24 1,188,499
1,000,000 Bank of America Corp 1 .843 02/04/25 950,336
1,000,000 Bank of America Corp 3 .458 03/15/25 968,388
1,000,000 Bank of America Corp 0 .976 04/22/25 929,471
500,000 Bank of America Corp 3 .841 04/25/25 486,408
750,000 Bank of America Corp 0 .981 09/25/25 682,375
1,000,000 Bank of America Corp 2 .456 10/22/25 936,284
2,500,000 Bank of America Corp 1 .530 12/06/25 2,286,762
500,000 Bank of America Corp 3 .384 04/02/26 472,308
1,500,000 Bank of America Corp 4 .827 07/22/26 1,466,541
1,000,000 Bank of Montreal 0 .625 07/09/24 925,870
1,000,000 Bank of Montreal 4 .338 10/05/28 986,261
500,000 Bank of Nova Scotia 0 .700 04/15/24 468,281
750,000 Bank of Nova Scotia 3 .450 04/11/25 718,352
200,000 Bank of Nova Scotia 4 .650 N/A‡ 171,421
1,000,000 Barclays plc 4 .375 09/11/24 967,983
500,000 Barclays plc 1 .007 12/10/24 470,628
750,000 Barclays plc 3 .650 03/16/25 709,560
200,000 Barclays plc 2 .852 05/07/26 181,552
750,000 Barclays plc 5 .304 08/09/26 720,541
1,000,000 BBVA USA 3 .875 04/10/25 968,289
750,000 Canadian Imperial Bank of Commerce 1 .000 10/18/24 692,505
1,250,000 Citigroup, Inc 1 .678 05/15/24 1,223,180
1,000,000 Citigroup, Inc 4 .000 08/05/24 977,981
1,000,000 Citigroup, Inc 0 .981 05/01/25 926,541
1,000,000 Citigroup, Inc 4 .140 05/24/25 977,472
600,000 Citigroup, Inc 1 .281 11/03/25 548,093
1,500,000 Citigroup, Inc 2 .014 01/25/26 1,378,405
750,000 Citigroup, Inc 3 .290 03/17/26 708,085
600,000 Citigroup, Inc 3 .106 04/08/26 562,361
1,000,000 Citigroup, Inc 5 .610 09/29/26 994,483
250,000 Citizens Bank NA 4 .119 05/23/25 245,161
300,000 Cooperatieve Rabobank UA 3 .875 08/22/24 293,840
300,000 Discover Bank 2 .450 09/12/24 283,751
250,000 Discover Bank 4 .682 08/09/28 239,727
1,000,000 Fifth Third Bancorp 3 .650 01/25/24 981,366
250,000 First Republic Bank 1 .912 02/12/24 246,793
750,000 FNB Corp 5 .150 08/25/25 739,777
380,000 HSBC Holdings plc 3 .033 11/22/23 378,526
500,000 HSBC Holdings plc 4 .250 03/14/24 489,429
800,000 HSBC Holdings plc 3 .950 05/18/24 789,772
800,000 HSBC Holdings plc 0 .732 08/17/24 762,681
1,000,000 HSBC Holdings plc 1 .162 11/22/24 944,969
650,000 HSBC Holdings plc 0 .976 05/24/25 597,189

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 250,000 HSBC Holdings plc 4 .180% 12/09/25 $ 239,159
1,000,000 HSBC Holdings plc 2 .999 03/10/26 924,608
500,000 HSBC Holdings plc 1 .645 04/18/26 444,632
750,000 HSBC USA, Inc 3 .750 05/24/24 735,088
1,000,000 Huntington National Bank 4 .008 05/16/25 979,347
300,000 Industrial & Commercial Bank of China Ltd 2 .957 11/08/22 299,526
400,000 ING Groep NV 4 .100 10/02/23 395,004
1,000,000 JPMorgan Chase & Co 0 .697 03/16/24 978,896
1,000,000 JPMorgan Chase & Co 3 .559 04/23/24 989,790
500,000 JPMorgan Chase & Co 1 .514 06/01/24 488,137
700,000 JPMorgan Chase & Co 3 .797 07/23/24 690,431
750,000 JPMorgan Chase & Co 3 .875 09/10/24 733,458
500,000 JPMorgan Chase & Co 0 .653 09/16/24 476,854
750,000 JPMorgan Chase & Co 4 .023 12/05/24 737,974
300,000 JPMorgan Chase & Co 0 .563 02/16/25 280,497
1,000,000 JPMorgan Chase & Co 0 .824 06/01/25 925,766
250,000 JPMorgan Chase & Co 3 .845 06/14/25 243,148
1,000,000 JPMorgan Chase & Co 0 .969 06/23/25 924,977
500,000 JPMorgan Chase & Co 0 .768 08/09/25 458,369
500,000 JPMorgan Chase & Co 2 .301 10/15/25 468,887
1,500,000 JPMorgan Chase & Co 1 .561 12/10/25 1,375,473
1,000,000 JPMorgan Chase & Co 2 .595 02/24/26 930,279
750,000 JPMorgan Chase & Co 2 .083 04/22/26 683,316
1,000,000 JPMorgan Chase & Co 4 .080 04/26/26 962,812
750,000 KeyBank NA 4 .150 08/08/25 726,970
250,000 KeyCorp 3 .878 05/23/25 243,418
300,000 Lloyds Banking Group plc 2 .907 11/07/23 299,300
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 936,160
1,000,000 Lloyds Banking Group plc 4 .716 08/11/26 960,715
600,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 556,577
300,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 268,932
1,500,000 Mitsubishi UFJ Financial Group, Inc 0 .953 07/19/25 1,380,143
750,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 742,114
750,000 e Mitsubishi UFJ Financial Group, Inc 3 .837 04/17/26 717,844
1,000,000 e Mizuho Financial Group, Inc 2 .651 05/22/26 919,445
1,000,000 e National Australia Bank Ltd 3 .500 06/09/25 964,122
500,000 National Bank of Canada 3 .750 06/09/25 485,370
500,000 PNC Financial Services Group, Inc 3 .500 01/23/24 492,052
500,000 Royal Bank of Canada 3 .970 07/26/24 491,140
500,000 Royal Bank of Canada 0 .750 10/07/24 459,017
1,000,000 Royal Bank of Canada 1 .600 01/21/25 925,983
1,000,000 Royal Bank of Canada 3 .375 04/14/25 962,240
500,000 Royal Bank of Scotland Group plc 4 .269 03/22/25 486,126
500,000 Santander Holdings USA, Inc 3 .450 06/02/25 468,037
250,000 Santander Holdings USA, Inc 4 .260 06/09/25 241,218
425,000 Santander Holdings USA, Inc 5 .807 09/09/26 415,390
150,000 Santander Holdings USA, Inc 3 .244 10/05/26 134,225
1,000,000 Santander UK Group Holdings plc 1 .089 03/15/25 923,277
1,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 942,021
300,000 Sumitomo Mitsui Financial Group, Inc 2 .696 07/16/24 286,678
500,000 Sumitomo Mitsui Financial Group, Inc 2 .448 09/27/24 472,529
750,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 674,744
500,000 Synchrony Bank 5 .400 08/22/25 487,518
500,000 Synovus Financial Corp 5 .200 08/11/25 490,517
1,000,000 Toronto-Dominion Bank 0 .700 09/10/24 921,019
500,000 Toronto-Dominion Bank 4 .285 09/13/24 492,460
500,000 Toronto-Dominion Bank 1 .250 12/13/24 461,313
1,000,000 Truist Bank 2 .636 09/17/29 931,728
750,000 Truist Financial Corp 3 .750 12/06/23 742,932
1,250,000 Truist Financial Corp 4 .260 07/28/26 1,215,682

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 US Bancorp 2 .400% 07/30/24 $ 959,263
500,000 US Bancorp 1 .450 05/12/25 458,978
1,250,000 Wells Fargo & Co 4 .480 01/16/24 1,242,982
1,000,000 Wells Fargo & Co 0 .805 05/19/25 925,137
500,000 Wells Fargo & Co 2 .406 10/30/25 466,769
1,000,000 Wells Fargo & Co 2 .164 02/11/26 920,709
1,000,000 Wells Fargo & Co 3 .908 04/25/26 955,968
1,000,000 Wells Fargo & Co 2 .188 04/30/26 913,272
650,000 Wells Fargo & Co 4 .540 08/15/26 628,814
1,000,000 Westpac Banking Corp 1 .019 11/18/24 926,846
750,000 e Westpac Banking Corp 3 .735 08/26/25 726,861
TOTAL BANKS 85,554,033
CAPITAL GOODS - 1 .2%
500,000 3M Co 2 .650 04/15/25 470,946
750,000 Air Lease Corp 0 .700 02/15/24 700,705
1,000,000 Air Lease Corp 0 .800 08/18/24 910,890
500,000 Boeing Co 1 .950 02/01/24 479,717
1,250,000 Boeing Co 1 .433 02/04/24 1,187,447
500,000 Boeing Co 4 .875 05/01/25 487,854
1,000,000 Caterpillar Financial Services Corp 0 .450 05/17/24 935,321
750,000 Caterpillar Financial Services Corp 0 .600 09/13/24 694,315
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 966,362
500,000 Caterpillar Financial Services Corp 3 .650 08/12/25 485,953
750,000 CNH Industrial Capital LLC 3 .950 05/23/25 723,293
300,000 Fortune Brands Home & Security, Inc 4 .000 06/15/25 288,476
500,000 Honeywell International, Inc 1 .350 06/01/25 460,189
1,000,000 John Deere Capital Corp 0 .450 06/07/24 932,712
500,000 John Deere Capital Corp 0 .625 09/10/24 464,414
500,000 John Deere Capital Corp 1 .250 01/10/25 464,001
750,000 John Deere Capital Corp 2 .125 03/07/25 705,733
500,000 John Deere Capital Corp 3 .400 06/06/25 483,235
750,000 John Deere Capital Corp 4 .050 09/08/25 737,853
300,000 Lennox International, Inc 3 .000 11/15/23 293,377
300,000 Otis Worldwide Corp 2 .056 04/05/25 277,502
250,000 Parker-Hannifin Corp 3 .650 06/15/24 244,507
750,000 Quanta Services, Inc 0 .950 10/01/24 684,794
1,000,000 Stanley Black & Decker, Inc 2 .300 02/24/25 943,442
500,000 United Technologies Corp 3 .950 08/16/25 487,926
200,000 Wabtec Corp 4 .400 03/15/24 196,234
200,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 186,430
TOTAL CAPITAL GOODS 15,893,628
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
100,000 Leidos, Inc 2 .950 05/15/23 98,782
200,000 Leidos, Inc 3 .625 05/15/25 191,672
200,000 RELX Capital, Inc 3 .500 03/16/23 198,717
164,000 Republic Services, Inc 4 .750 05/15/23 163,757
300,000 Republic Services, Inc 2 .500 08/15/24 286,427
300,000 Verisk Analytics, Inc 4 .000 06/15/25 290,411
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,229,766
CONSUMER DURABLES & APPAREL - 0 .1%
250,000 Brunswick Corp 0 .850 08/18/24 230,214
500,000 Lennar Corp 4 .875 12/15/23 498,035
200,000 PVH Corp 4 .625 07/10/25 191,741
300,000 VF Corp 2 .400 04/23/25 280,300
200,000 Whirlpool Corp 3 .700 05/01/25 194,048
TOTAL CONSUMER DURABLES & APPAREL 1,394,338

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES - 0 .2%
$ 1,250,000 Cintas Corp No 2 3 .450% 05/01/25 $ 1,206,833
500,000 CommonSpirit Health 2 .760 10/01/24 475,745
100,000 Hyatt Hotels Corp 1 .300 10/01/23 96,188
250,000 Hyatt Hotels Corp 1 .800 10/01/24 234,384
500,000 Marriott International, Inc 3 .600 04/15/24 488,191
500,000 McDonald's Corp 3 .300 07/01/25 480,805
TOTAL CONSUMER SERVICES 2,982,146
DIVERSIFIED FINANCIALS - 4 .8%
250,000 AerCap Ireland Capital DAC 4 .500 09/15/23 246,400
1,000,000 AerCap Ireland Capital DAC 1 .150 10/29/23 949,930
500,000 AerCap Ireland Capital DAC 3 .150 02/15/24 480,203
300,000 AerCap Ireland Capital DAC 2 .875 08/14/24 282,125
500,000 AerCap Ireland Capital DAC 1 .650 10/29/24 456,793
500,000 AerCap Ireland Capital DAC 1 .750 10/29/24 454,851
300,000 AerCap Ireland Capital DAC 6 .500 07/15/25 299,459
800,000 Ally Financial, Inc 1 .450 10/02/23 772,263
550,000 American Express Co 3 .375 05/03/24 536,297
1,500,000 American Express Co 2 .250 03/04/25 1,405,785
750,000 American Express Co 3 .950 08/01/25 726,418
750,000 American Honda Finance Corp 0 .550 07/12/24 696,271
1,000,000 American Honda Finance Corp 0 .750 08/09/24 929,372
500,000 American Honda Finance Corp 1 .500 01/13/25 464,147
300,000 Ares Capital Corp 3 .500 02/10/23 298,464
600,000 Ares Capital Corp 3 .250 07/15/25 548,053
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .862 09/14/26 585,300
750,000 Bank of Montreal 4 .250 09/14/24 737,828
500,000 Bank of Montreal 1 .500 01/10/25 459,894
250,000 Bank of Montreal 3 .700 06/07/25 240,271
750,000 e Bank of New York Mellon Corp 0 .850 10/25/24 692,596
500,000 Bank of New York Mellon Corp 3 .350 04/25/25 482,917
550,000 Bank of New York Mellon Corp 4 .414 07/24/26 537,362
1,000,000 Bank of Nova Scotia 0 .650 07/31/24 923,504
500,000 Bank of Nova Scotia 1 .450 01/10/25 459,592
250,000 Blackstone Secured Lending Fund 3 .650 07/14/23 247,191
1,000,000 Canadian Imperial Bank of Commerce 3 .300 04/07/25 954,249
750,000 Capital One Financial Corp 3 .300 10/30/24 722,514
500,000 Capital One Financial Corp 4 .166 05/09/25 486,344
1,000,000 Capital One Financial Corp 2 .636 03/03/26 929,152
500,000 Capital One Financial Corp 4 .985 07/24/26 488,825
200,000 Celanese US Holdings LLC 3 .500 05/08/24 191,137
500,000 Celanese US Holdings LLC 5 .900 07/05/24 493,070
750,000 Celanese US Holdings LLC 6 .050 03/15/25 732,635
1,000,000 Charles Schwab Corp 0 .750 03/18/24 945,481
1,000,000 Cooperatieve Rabobank UA 1 .375 01/10/25 920,311
750,000 Credit Suisse AG. 0 .495 02/02/24 698,559
1,000,000 Credit Suisse AG. 4 .750 08/09/24 975,655
500,000 Credit Suisse AG. 3 .700 02/21/25 469,318
750,000 Credit Suisse AG. 2 .950 04/09/25 689,783
1,000,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 931,553
300,000 Deutsche Bank AG. 2 .222 09/18/24 285,728
1,000,000 Deutsche Bank AG. 1 .447 04/01/25 920,013
500,000 Deutsche Bank AG. 4 .162 05/13/25 481,396
750,000 Deutsche Bank AG. 6 .119 07/14/26 728,384
200,000 Franklin Resources, Inc 2 .850 03/30/25 190,959
500,000 FS KKR Capital Corp 1 .650 10/12/24 456,660
1,000,000 General Motors Financial Co, Inc 1 .050 03/08/24 937,163
400,000 General Motors Financial Co, Inc 1 .200 10/15/24 367,168
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 934,308
750,000 General Motors Financial Co, Inc 3 .800 04/07/25 714,387

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 Goldman Sachs Group, Inc 1 .217% 12/06/23 $ 958,766
750,000 Goldman Sachs Group, Inc 0 .673 03/08/24 733,213
750,000 Goldman Sachs Group, Inc 3 .000 03/15/24 728,757
1,000,000 Goldman Sachs Group, Inc 0 .657 09/10/24 951,904
500,000 Goldman Sachs Group, Inc 0 .925 10/21/24 474,575
1,000,000 Goldman Sachs Group, Inc 1 .757 01/24/25 950,142
1,000,000 Goldman Sachs Group, Inc 3 .500 04/01/25 955,203
500,000 Goldman Sachs Group, Inc 3 .750 05/22/25 478,760
1,000,000 Goldman Sachs Group, Inc 3 .272 09/29/25 952,539
500,000 ING Groep NV 3 .869 03/28/26 474,016
1,500,000 Intercontinental Exchange, Inc 3 .650 05/23/25 1,451,412
750,000 J Paul Getty Trust 0 .391 01/01/24 713,077
500,000 Morgan Stanley 0 .731 04/05/24 487,930
1,500,000 Morgan Stanley 0 .791 01/22/25 1,405,136
750,000 Morgan Stanley 3 .620 04/17/25 728,373
1,000,000 Morgan Stanley 0 .790 05/30/25 920,402
2,250,000 Morgan Stanley 1 .164 10/21/25 2,050,610
1,000,000 Morgan Stanley 2 .630 02/18/26 931,682
1,000,000 Morgan Stanley 4 .679 07/17/26 973,723
500,000 National Rural Utilities Cooperative Finance Corp 1 .000 10/18/24 462,016
500,000 National Rural Utilities Cooperative Finance Corp 1 .875 02/07/25 467,972
500,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 482,368
750,000 Nomura Holdings, Inc 5 .099 07/03/25 737,993
300,000 Nomura Holdings, Inc 1 .851 07/16/25 270,672
750,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 696,386
1,000,000 Oesterreichische Kontrollbank AG. 2 .875 05/23/25 960,320
500,000 Owl Rock Capital Corp 3 .750 07/22/25 459,111
500,000 OWL Rock Core Income Corp 5 .500 03/21/25 470,402
250,000 PACCAR Financial Corp 3 .150 06/13/24 243,905
300,000 PACCAR Financial Corp 0 .500 08/09/24 278,048
750,000 PACCAR Financial Corp 0 .900 11/08/24 691,743
300,000 PACCAR Financial Corp 2 .850 04/07/25 286,809
500,000 PACCAR Financial Corp 3 .550 08/11/25 485,413
300,000 PACCAR Financial Corp 4 .950 10/03/25 300,987
160,000 Shire Acquisitions Investments Ireland DAC 2 .875 09/23/23 156,474
1,500,000 State Street Corp 1 .746 02/06/26 1,396,320
500,000 Synchrony Financial 4 .375 03/19/24 491,034
500,000 Synchrony Financial 4 .875 06/13/25 482,351
500,000 Toronto-Dominion Bank 1 .450 01/10/25 462,892
750,000 Toronto-Dominion Bank 3 .766 06/06/25 724,671
1,000,000 Toyota Motor Credit Corp 0 .500 06/18/24 931,764
750,000 Toyota Motor Credit Corp 0 .625 09/13/24 693,653
750,000 Toyota Motor Credit Corp 4 .400 09/20/24 745,257
500,000 Toyota Motor Credit Corp 1 .450 01/13/25 463,588
1,250,000 Toyota Motor Credit Corp 3 .950 06/30/25 1,220,074
300,000 Toyota Motor Credit Corp 3 .650 08/18/25 290,479
300,000 Unilever Capital Corp 0 .375 09/14/23 288,318
TOTAL DIVERSIFIED FINANCIALS 64,519,278
ENERGY - 1 .3%
1,000,000 Baker Hughes Holdings LLC 1 .231 12/15/23 958,696
200,000 Canadian Natural Resources Ltd 3 .800 04/15/24 195,488
750,000 ConocoPhillips Co 2 .125 03/08/24 724,060
750,000 ConocoPhillips Co 2 .400 03/07/25 709,382
200,000 Enable Midstream Partners LP 3 .900 05/15/24 194,991
500,000 Enbridge, Inc 0 .550 10/04/23 478,028
725,000 Enbridge, Inc 2 .500 02/14/25 680,950
800,000 Energy Transfer Operating LP 4 .250 03/15/23 797,869
200,000 Energy Transfer Operating LP 4 .200 09/15/23 197,848
500,000 Energy Transfer Operating LP 5 .875 01/15/24 501,020

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 200,000 Energy Transfer Operating LP 4 .500% 04/15/24 $ 196,849
500,000 Energy Transfer Operating LP 2 .900 05/15/25 466,048
500,000 EQT Corp 6 .125 02/01/25 500,640
750,000 h EQT Corp 5 .678 10/01/25 745,384
1,000,000 Equinor ASA 3 .700 03/01/24 985,405
600,000 Exxon Mobil Corp 2 .709 03/06/25 573,215
200,000 g HF Sinclair Corp 2 .625 10/01/23 193,565
750,000 Kinder Morgan Energy Partners LP 4 .250 09/01/24 737,457
300,000 Kinder Morgan, Inc 4 .300 06/01/25 292,525
750,000 MPLX LP 4 .000 02/15/25 723,670
500,000 ONEOK, Inc 2 .750 09/01/24 475,117
325,000 Phillips 66 0 .900 02/15/24 307,740
300,000 Plains All American Pipeline LP 3 .850 10/15/23 295,696
500,000 Sabine Pass Liquefaction LLC 5 .750 05/15/24 501,831
750,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 749,259
400,000 Schlumberger Investment S.A. 3 .650 12/01/23 393,752
500,000 Shell International Finance BV 0 .375 09/15/23 480,210
1,000,000 Shell International Finance BV 3 .250 05/11/25 960,416
500,000 Spectra Energy Partners LP 4 .750 03/15/24 497,206
500,000 Total Capital International S.A. 3 .700 01/15/24 493,520
250,000 TransCanada PipeLines Ltd 3 .750 10/16/23 247,043
750,000 TransCanada PipeLines Ltd 1 .000 10/12/24 691,125
750,000 Williams Cos, Inc 4 .550 06/24/24 742,599
300,000 Williams Partners LP 4 .500 11/15/23 298,354
TOTAL ENERGY 17,986,958
FOOD & STAPLES RETAILING - 0 .0%
750,000 Walmart, Inc 3 .900 09/09/25 736,877
TOTAL FOOD & STAPLES RETAILING 736,877
FOOD, BEVERAGE & TOBACCO - 0 .7%
600,000 Altria Group, Inc 2 .350 05/06/25 555,712
600,000 BAT Capital Corp 3 .222 08/15/24 577,354
500,000 BAT Capital Corp 2 .789 09/06/24 475,346
250,000 ConAgra Brands, Inc 0 .500 08/11/23 240,825
1,000,000 Constellation Brands, Inc 3 .600 05/09/24 978,267
500,000 Constellation Brands, Inc 4 .750 11/15/24 498,093
500,000 Diageo Capital plc 2 .125 10/24/24 474,734
300,000 General Mills, Inc 4 .000 04/17/25 292,834
1,000,000 Hormel Foods Corp 0 .650 06/03/24 935,074
300,000 JM Smucker Co 3 .500 03/15/25 288,897
1,000,000 Keurig Dr Pepper, Inc 0 .750 03/15/24 941,967
700,000 Mondelez International, Inc 2 .125 03/17/24 672,172
500,000 PepsiCo, Inc 0 .400 10/07/23 481,120
1,000,000 PepsiCo, Inc 2 .750 04/30/25 955,360
750,000 Philip Morris International, Inc 1 .500 05/01/25 687,215
200,000 Reynolds American, Inc 4 .850 09/15/23 199,420
500,000 Reynolds American, Inc 4 .450 06/12/25 483,058
TOTAL FOOD, BEVERAGE & TOBACCO 9,737,448
HEALTH CARE EQUIPMENT & SERVICES - 0 .7%
500,000 Abbott Laboratories 3 .400 11/30/23 493,835
500,000 AmerisourceBergen Corp 3 .400 05/15/24 489,307
750,000 Baxter International, Inc 0 .868 12/01/23 716,561
750,000 Baxter International, Inc 1 .322 11/29/24 692,374
300,000 Boston Scientific Corp 1 .900 06/01/25 275,722
200,000 Cigna Corp 0 .613 03/15/24 188,279
400,000 Cigna Corp 3 .250 04/15/25 381,975
500,000 CVS Health Corp 2 .625 08/15/24 479,643
300,000 CVS Health Corp 4 .100 03/25/25 293,517

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 750,000 CVS Health Corp 3 .875% 07/20/25 $ 727,395
1,000,000 Elevance Health, Inc 3 .500 08/15/24 978,058
1,000,000 HCA, Inc 5 .000 03/15/24 993,454
750,000 Laboratory Corp of America Holdings 3 .600 02/01/25 723,703
300,000 Quest Diagnostics, Inc 3 .500 03/30/25 288,414
500,000 Stryker Corp 1 .150 06/15/25 451,008
1,500,000 UnitedHealth Group, Inc 0 .550 05/15/24 1,406,762
575,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 531,684
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,111,691
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
1,000,000 Colgate-Palmolive Co 3 .100 08/15/25 965,898
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 965,898
INSURANCE - 0 .3%
200,000 Allstate Corp 5 .750 08/15/53 184,104
700,000 American International Group, Inc 2 .500 06/30/25 653,105
300,000 Brown & Brown, Inc 4 .200 09/15/24 294,016
500,000 g Corebridge Financial, Inc 3 .500 04/04/25 474,970
1,000,000 Jackson Financial, Inc 1 .125 11/22/23 956,000
500,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 482,463
1,000,000 MetLife, Inc 3 .000 03/01/25 965,845
500,000 Prudential Financial, Inc 5 .625 06/15/43 492,630
TOTAL INSURANCE 4,503,133
MATERIALS - 0 .6%
1,500,000 Amcor Flexibles North America, Inc 4 .000 05/17/25 1,448,029
750,000 Avery Dennison Corp 0 .850 08/15/24 694,115
325,000 Berry Global, Inc 0 .950 02/15/24 305,342
200,000 Celulosa Arauco y Constitucion S.A. 4 .500 08/01/24 194,852
1,000,000 Ecolab, Inc 0 .900 12/15/23 957,533
200,000 EI du Pont de Nemours and Co 1 .700 07/15/25 183,869
285,000 LyondellBasell Industries NV 5 .750 04/15/24 287,261
300,000 Mosaic Co 4 .250 11/15/23 297,544
250,000 Nucor Corp 3 .950 05/23/25 242,284
200,000 Nucor Corp 2 .000 06/01/25 184,600
300,000 Nutrien Ltd 1 .900 05/13/23 294,503
300,000 PPG Industries, Inc 2 .400 08/15/24 288,152
500,000 Sherwin-Williams Co 4 .050 08/08/24 491,675
500,000 Sherwin-Williams Co 4 .250 08/08/25 488,030
1,000,000 Sonoco Products Co 1 .800 02/01/25 926,438
200,000 Steel Dynamics, Inc 2 .400 06/15/25 184,905
200,000 Westlake Chemical Corp 0 .875 08/15/24 186,542
TOTAL MATERIALS 7,655,674
MEDIA & ENTERTAINMENT - 0 .8%
750,000 AstraZeneca Finance LLC 0 .700 05/28/24 702,507
200,000 e Baidu, Inc 3 .500 11/28/22 199,686
300,000 Baidu, Inc 3 .875 09/29/23 294,825
500,000 Blackstone Private Credit Fund 1 .750 09/15/24 455,638
750,000 Blackstone Private Credit Fund 2 .350 11/22/24 684,259
500,000 Blackstone Private Credit Fund 2 .700 01/15/25 453,223
500,000 Blackstone Private Credit Fund 4 .700 03/24/25 473,213
250,000 g Blackstone Private Credit Fund 7 .050 09/29/25 246,874
750,000 Charter Communications Operating LLC 4 .500 02/01/24 741,300
750,000 Charter Communications Operating LLC 4 .908 07/23/25 731,369
1,000,000 Comcast Corp 3 .700 04/15/24 983,490
750,000 Fox Corp 4 .030 01/25/24 740,725
500,000 g GSK Consumer Healthcare Capital US LLC 3 .024 03/24/24 483,690
750,000 g Magallanes, Inc 3 .428 03/15/24 724,651

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 525,000 g Magallanes, Inc 3 .638% 03/15/25 $ 497,186
500,000 e,g Magallanes, Inc 3 .788 03/15/25 472,020
200,000 e Paramount Global 4 .750 05/15/25 196,627
750,000 Take-Two Interactive Software, Inc 3 .300 03/28/24 731,005
750,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 719,616
200,000 Time Warner Entertainment Co LP 8 .375 03/15/23 202,778
500,000 Walt Disney Co 1 .750 08/30/24 472,878
TOTAL MEDIA & ENTERTAINMENT 11,207,560
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .8%
300,000 e AbbVie, Inc 3 .750 11/14/23 296,628
750,000 AbbVie, Inc 3 .850 06/15/24 736,297
1,500,000 AbbVie, Inc 3 .800 03/15/25 1,452,756
500,000 AbbVie, Inc 3 .600 05/14/25 479,935
750,000 Amgen, Inc 1 .900 02/21/25 699,233
500,000 Baxalta, Inc 4 .000 06/23/25 485,088
500,000 Bristol-Myers Squibb Co 2 .900 07/26/24 484,924
206,000 Gilead Sciences, Inc 0 .750 09/29/23 197,713
750,000 Gilead Sciences, Inc 3 .700 04/01/24 738,229
500,000 Gilead Sciences, Inc 3 .500 02/01/25 482,268
375,000 GlaxoSmithKline Capital plc 0 .534 10/01/23 359,871
1,000,000 Merck & Co, Inc 2 .750 02/10/25 958,670
750,000 PerkinElmer, Inc 0 .850 09/15/24 695,492
500,000 Pfizer, Inc 3 .400 05/15/24 491,053
500,000 Royalty Pharma plc 0 .750 09/02/23 478,790
300,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 298,062
750,000 e Thermo Fisher Scientific, Inc 1 .215 10/18/24 697,472
300,000 Viatris, Inc 1 .650 06/22/25 266,697
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,299,178
REAL ESTATE - 0 .7%
200,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 191,718
750,000 American Tower Corp 0 .600 01/15/24 707,430
200,000 American Tower Corp 4 .000 06/01/25 192,628
300,000 AvalonBay Communities, Inc 3 .450 06/01/25 289,070
500,000 Boston Properties LP 3 .200 01/15/25 477,621
500,000 Crown Castle International Corp 3 .200 09/01/24 483,734
400,000 Equinix, Inc 1 .250 07/15/25 357,733
200,000 ERP Operating LP 3 .375 06/01/25 190,149
750,000 Essex Portfolio LP 3 .500 04/01/25 719,311
500,000 GLP Capital LP 3 .350 09/01/24 474,011
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 189,922
42,000 Omega Healthcare Investors, Inc 4 .375 08/01/23 41,804
500,000 Omega Healthcare Investors, Inc 4 .500 01/15/25 487,247
500,000 Realty Income Corp 3 .875 04/15/25 486,243
500,000 Simon Property Group LP 2 .000 09/13/24 472,208
500,000 Simon Property Group LP 3 .375 10/01/24 485,125
200,000 SL Green Operating Partnership LP 3 .250 10/15/22 199,920
500,000 Ventas Realty LP 2 .650 01/15/25 470,235
1,500,000 VICI Properties LP 4 .375 05/15/25 1,428,210
600,000 Welltower, Inc 4 .000 06/01/25 575,097
TOTAL REAL ESTATE 8,919,416
RETAILING - 0 .6%
700,000 Alibaba Group Holding Ltd 3 .600 11/28/24 678,973
750,000 Amazon.com, Inc 2 .730 04/13/24 732,749
1,000,000 Amazon.com, Inc 0 .450 05/12/24 937,426
750,000 Amazon.com, Inc 3 .000 04/13/25 724,136
300,000 AutoZone, Inc 3 .125 07/15/23 296,326
400,000 Chevron USA, Inc 0 .426 08/11/23 386,536

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 500,000 Chevron USA, Inc 3 .900% 11/15/24 $ 492,197
500,000 Dollar General Corp 4 .250 09/20/24 493,996
300,000 Dollar Tree, Inc 4 .000 05/15/25 290,656
225,000 Genuine Parts Co 1 .750 02/01/25 207,710
500,000 g GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 471,973
500,000 Home Depot, Inc 2 .700 04/15/25 476,936
1,000,000 Home Depot, Inc 4 .000 09/15/25 984,098
100,000 Kohl's Corp 4 .250 07/17/25 89,278
500,000 Lowe's Cos, Inc 3 .125 09/15/24 483,929
500,000 Target Corp 2 .250 04/15/25 471,569
TOTAL RETAILING 8,218,488
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
250,000 Analog Devices, Inc 2 .950 04/01/25 240,279
500,000 Broadcom, Inc 3 .625 10/15/24 486,541
800,000 e Intel Corp 3 .400 03/25/25 775,831
500,000 e Intel Corp 3 .700 07/29/25 487,157
200,000 Microchip Technology, Inc 4 .333 06/01/23 199,030
1,000,000 NVIDIA Corp 0 .584 06/14/24 934,091
500,000 NXP BV 4 .875 03/01/24 494,082
750,000 g Qorvo, Inc 1 .750 12/15/24 691,359
1,000,000 Skyworks Solutions, Inc 0 .900 06/01/23 970,175
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,278,545
SOFTWARE & SERVICES - 0 .9%
200,000 Autodesk, Inc 4 .375 06/15/25 196,912
750,000 Fidelity National Information Services, Inc 0 .600 03/01/24 703,320
750,000 Fidelity National Information Services, Inc 4 .500 07/15/25 733,921
250,000 Fiserv, Inc 3 .800 10/01/23 247,635
750,000 Fiserv, Inc 2 .750 07/01/24 719,350
200,000 Fiserv, Inc 3 .850 06/01/25 192,006
1,000,000 Global Payments, Inc 1 .500 11/15/24 918,770
1,500,000 International Business Machines Corp 3 .000 05/15/24 1,459,020
600,000 International Business Machines Corp 4 .000 07/27/25 588,245
1,250,000 Oracle Corp 3 .400 07/08/24 1,214,940
1,700,000 Oracle Corp 2 .950 05/15/25 1,599,977
500,000 PayPal Holdings, Inc 1 .650 06/01/25 460,262
1,500,000 salesforce.com, Inc 0 .625 07/15/24 1,398,159
1,000,000 TD SYNNEX Corp 1 .250 08/09/24 919,488
1,000,000 VMware, Inc 0 .600 08/15/23 962,768
575,000 VMware, Inc 1 .000 08/15/24 532,147
TOTAL SOFTWARE & SERVICES 12,846,920
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .5%
2,000,000 Apple, Inc 2 .500 02/09/25 1,909,267
1,000,000 Apple, Inc 1 .125 05/11/25 917,204
500,000 Arrow Electronics, Inc 4 .000 04/01/25 480,935
400,000 Cisco Systems, Inc 3 .500 06/15/25 389,735
200,000 Dell International LLC 5 .850 07/15/25 201,536
200,000 Flex Ltd 4 .750 06/15/25 195,376
400,000 Hewlett Packard Enterprise Co 4 .450 10/02/23 398,260
500,000 Hewlett Packard Enterprise Co 1 .450 04/01/24 474,618
300,000 HP, Inc 2 .200 06/17/25 277,663
300,000 NetApp, Inc 1 .875 06/22/25 273,946
500,000 QUALCOMM, Inc 3 .450 05/20/25 483,975
500,000 Teledyne Technologies, Inc 0 .950 04/01/24 466,898
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,469,413
TELECOMMUNICATION SERVICES - 0 .4%
1,000,000 AT&T, Inc 0 .900 03/25/24 945,781

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 500,000 Bell Canada 0 .750% 03/17/24 $ 470,707
500,000 British Telecommunications plc 4 .500 12/04/23 495,431
1,000,000 g Rogers Communications, Inc 2 .950 03/15/25 951,969
1,000,000 T-Mobile USA, Inc 3 .500 04/15/25 955,765
1,000,000 Verizon Communications, Inc 3 .376 02/15/25 968,082
600,000 Vodafone Group plc 4 .125 05/30/25 588,684
TOTAL TELECOMMUNICATION SERVICES 5,376,419
TRANSPORTATION - 0 .2%
500,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 488,270
1,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 924,719
500,000 Ryder System, Inc 2 .500 09/01/24 477,224
500,000 Union Pacific Corp 3 .250 01/15/25 483,750
TOTAL TRANSPORTATION 2,373,963
UTILITIES - 1 .3%
750,000 American Electric Power Co, Inc 0 .750 11/01/23 718,212
750,000 American Electric Power Co, Inc 2 .031 03/15/24 717,798
200,000 Baltimore Gas & Electric Co 3 .350 07/01/23 198,418
1,000,000 Berkshire Hathaway Energy Co 4 .050 04/15/25 983,004
300,000 Black Hills Corp 1 .037 08/23/24 277,070
500,000 CenterPoint Energy Resources Corp 0 .700 03/02/23 490,799
750,000 DTE Energy Co (Step Bond) 4 .220 11/01/24 735,322
500,000 Duke Energy Corp 3 .750 04/15/24 490,945
750,000 Edison International 4 .700 08/15/25 726,611
1,000,000 Emera US Finance LP 0 .833 06/15/24 926,471
453,000 Entergy Louisiana LLC 0 .620 11/17/23 433,175
500,000 Entergy Louisiana LLC 0 .950 10/01/24 463,613
500,000 Eversource Energy 4 .200 06/27/24 493,057
200,000 National Fuel Gas Co 5 .200 07/15/25 197,528
250,000 NextEra Energy Capital Holdings, Inc 4 .200 06/20/24 246,865
1,000,000 NextEra Energy Capital Holdings, Inc 4 .255 09/01/24 985,624
500,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 491,261
393,000 ONE Gas, Inc 1 .100 03/11/24 376,223
200,000 Pacific Gas and Electric Co 4 .250 08/01/23 198,428
1,000,000 Pacific Gas and Electric Co 1 .700 11/15/23 958,891
500,000 Pacific Gas and Electric Co 3 .250 02/16/24 482,542
250,000 Pacific Gas and Electric Co 4 .950 06/08/25 242,680
1,000,000 Public Service Enterprise Group, Inc 0 .841 11/08/23 953,641
500,000 Sempra Energy 3 .300 04/01/25 475,857
500,000 Southern California Edison Co 1 .100 04/01/24 471,095
500,000 Southern California Edison Co 0 .975 08/01/24 463,310
250,000 Southern California Edison Co 4 .200 06/01/25 243,937
1,000,000 Southern Co 2 .700 08/01/24 987,424
250,000 Tampa Electric Co 3 .875 07/12/24 245,357
500,000 WEC Energy Group, Inc 0 .800 03/15/24 470,552
750,000 WEC Energy Group, Inc 5 .000 09/27/25 747,290
350,000 Xcel Energy, Inc 0 .500 10/15/23 333,459
TOTAL UTILITIES 17,226,459
TOTAL CORPORATE BONDS 313,001,703
(Cost $329,430,794)
GOVERNMENT BONDS - 76 .4%
AGENCY SECURITIES - 3 .1%
800,000 Federal Farm Credit Bank (FFCB) 0 .125 05/10/23 780,704
330,000 FFCB 0 .250 02/26/24 312,092
3,000,000 FFCB 2 .625 05/16/24 2,924,976
1,500,000 FFCB 3 .375 08/26/24 1,473,908
1,000,000 FFCB 4 .250 09/26/24 998,854

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 750,000 FFCB 1 .125% 01/06/25 $ 698,361
1,000,000 FFCB 1 .750 02/14/25 942,100
1,500,000 Federal Farm Credit Banks Funding Corp 0 .500 12/01/23 1,435,423
1,000,000 FFCB 0 .875 11/18/24 930,892
1,850,000 Federal Home Loan Bank (FHLB) 0 .500 11/09/23 1,774,731
4,000,000 FHLB 2 .125 02/28/24 3,882,239
3,000,000 FHLB 2 .750 06/28/24 2,918,801
310,000 FHLB 3 .000 07/08/24 303,094
2,000,000 FHLB 0 .750 12/13/24 1,851,565
2,000,000 FHLB 1 .000 12/20/24 1,858,608
1,000,000 FHLB 0 .500 04/14/25 907,706
2,500,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 04/20/23 2,450,117
1,500,000 FHLMC 0 .250 08/24/23 1,447,960
650,000 FHLMC 0 .250 09/08/23 625,802
750,000 FHLMC 0 .125 10/16/23 718,485
1,000,000 FHLMC 0 .250 11/06/23 956,220
945,000 FHLMC 0 .250 12/04/23 901,635
3,000,000 e FHLMC 1 .500 02/12/25 2,811,493
750,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 727,556
500,000 e FNMA 0 .250 11/27/23 477,676
2,000,000 FNMA 1 .625 01/07/25 1,886,917
4,500,000 FNMA 0 .625 04/22/25 4,100,740
500,000 Tennessee Valley Authority (TVA) 0 .750 05/15/25 455,785
TOTAL AGENCY SECURITIES 41,554,440
FOREIGN GOVERNMENT BONDS - 6 .8%
750,000 African Development Bank 3 .375 07/07/25 730,044
1,250,000 Asian Development Bank 1 .625 01/24/23 1,241,294
1,750,000 Asian Development Bank 0 .250 07/14/23 1,695,085
500,000 Asian Development Bank 0 .250 10/06/23 480,205
1,000,000 Asian Development Bank 1 .625 03/15/24 961,809
1,500,000 Asian Development Bank 0 .375 06/11/24 1,403,915
1,500,000 Asian Development Bank 4 .125 09/27/24 1,491,926
2,220,000 e Asian Development Bank 0 .625 10/08/24 2,062,002
1,500,000 Asian Development Bank 2 .875 05/06/25 1,444,740
750,000 Asian Infrastructure Investment Bank 0 .250 09/29/23 719,919
1,300,000 e Asian Infrastructure Investment Bank 0 .500 10/30/24 1,199,120
1,000,000 Asian Infrastructure Investment Bank 3 .375 06/29/25 970,353
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,802,717
300,000 Chile Government International Bond 2 .250 10/30/22 298,731
500,000 Corp Andina de Fomento 2 .375 05/12/23 493,500
675,000 Corp Andina de Fomento 1 .250 10/26/24 626,162
500,000 Council of Europe Development Bank 0 .250 06/10/23 486,515
500,000 Council Of Europe Development Bank 0 .250 10/20/23 479,210
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,448,037
1,000,000 European Bank for Reconstruction & Development 0 .250 07/10/23 970,000
1,000,000 European Bank for Reconstruction & Development 0 .500 05/19/25 904,454
1,360,000 European Investment Bank 0 .250 09/15/23 1,308,464
1,500,000 European Investment Bank 3 .250 01/29/24 1,478,651
2,000,000 European Investment Bank 0 .375 07/24/24 1,863,812
1,000,000 e European Investment Bank 2 .500 10/15/24 964,701
1,250,000 European Investment Bank 0 .625 07/25/25 1,127,838
1,500,000 European Investment Bank 2 .750 08/15/25 1,435,590
1,000,000 Export Development Canada 3 .375 08/26/25 971,320
1,000,000 Export-Import Bank of Korea 0 .375 02/09/24 944,614
750,000 Export-Import Bank of Korea 0 .625 06/29/24 700,915
500,000 Export-Import Bank of Korea 4 .000 09/15/24 493,842
500,000 Export-Import Bank of Korea 1 .250 01/18/25 462,236
500,000 FMS Wertmanagement AoeR 2 .750 01/30/24 489,653
300,000 Indonesia Government International Bond 2 .950 01/11/23 298,804

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 100,000 Inter-American Development Bank 2 .500% 01/18/23 $ 99,658
1,500,000 Inter-American Development Bank 0 .250 11/15/23 1,437,361
1,000,000 e Inter-American Development Bank 2 .625 01/16/24 978,066
500,000 Inter-American Development Bank 3 .250 07/01/24 490,211
1,500,000 Inter-American Development Bank 0 .500 09/23/24 1,392,343
2,000,000 Inter-American Development Bank 2 .125 01/15/25 1,903,200
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 955,564
1,000,000 International Bank for Reconstruction & Development 1 .875 06/19/23 983,400
1,250,000 International Bank for Reconstruction & Development 0 .250 11/24/23 1,192,878
500,000 International Bank for Reconstruction & Development 2 .250 03/28/24 485,157
1,500,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,423,263
2,000,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,925,920
1,500,000 International Bank for Reconstruction & Development 0 .750 03/11/25 1,375,579
1,500,000 International Bank for Reconstruction & Development 0 .625 04/22/25 1,365,428
500,000 International Finance Corp 2 .875 07/31/23 493,689
750,000 International Finance Corp 3 .625 09/15/25 734,653
500,000 Israel Government International Bond 3 .150 06/30/23 493,138
200,000 Japan Bank for International Cooperation 1 .625 10/17/22 199,842
450,000 Japan Bank for International Cooperation 1 .750 01/23/23 446,909
800,000 Japan Bank for International Cooperation 0 .625 05/22/23 781,272
500,000 Japan Bank for International Cooperation 3 .250 07/20/23 495,018
300,000 Japan Bank for International Cooperation 0 .375 09/15/23 288,219
700,000 Japan Bank for International Cooperation 3 .375 10/31/23 690,671
1,050,000 Japan Bank for International Cooperation 0 .500 04/15/24 987,791
1,000,000 Japan Bank for International Cooperation 1 .750 10/17/24 946,071
400,000 Japan Bank for International Cooperation 2 .875 04/14/25 383,254
500,000 Japan Bank for International Cooperation 3 .875 09/16/25 488,450
550,000 Korea Development Bank 0 .500 10/27/23 527,203
500,000 Korea Development Bank 0 .400 03/09/24 470,699
500,000 Korea Development Bank 0 .400 06/19/24 465,322
1,000,000 Korea Development Bank 2 .000 02/24/25 938,316
750,000 Korea Development Bank 4 .000 09/08/25 733,316
500,000 Korea Government International Bond 3 .875 09/11/23 496,995
500,000 Kreditanstalt fuer Wiederaufbau 0 .250 10/19/23 479,480
1,400,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 1,321,347
1,500,000 Kreditanstalt fuer Wiederaufbau 0 .500 09/20/24 1,392,658
3,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 2,794,558
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .125 06/10/25 2,905,200
3,500,000 Kreditanstalt fuer Wiederaufbau 0 .375 07/18/25 3,134,460
1,500,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,355,745
1,000,000 Mexico Government International Bond 3 .900 04/27/25 980,965
1,000,000 Nordic Investment Bank 0 .375 09/20/24 925,969
500,000 Nordic Investment Bank 2 .625 04/04/25 479,525
300,000 Panama Government International Bond 3 .750 03/16/25 288,408
750,000 Peruvian Government International Bond 7 .350 07/21/25 786,872
1,000,000 Poland Government International Bond 4 .000 01/22/24 984,974
500,000 Province of Alberta Canada 3 .350 11/01/23 494,291
1,250,000 Province of Alberta Canada 2 .950 01/23/24 1,225,321
750,000 Province of Alberta Canada 1 .875 11/13/24 710,394
500,000 Province of British Columbia Canada 1 .750 09/27/24 474,870
600,000 Province of Ontario Canada 3 .400 10/17/23 593,316
1,000,000 Province of Ontario Canada 3 .050 01/29/24 981,367
1,000,000 Province of Quebec Canada 2 .875 10/16/24 968,991
750,000 Province of Quebec Canada 1 .500 02/11/25 700,021
1,000,000 Province of Quebec Canada 0 .600 07/23/25 898,590
1,000,000 Republic of Italy Government International Bond 6 .875 09/27/23 1,011,823
1,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 928,309
300,000 Republic of Italy Government International Bond 2 .375 10/17/24 281,213
1,000,000 Svensk Exportkredit AB 0 .750 04/06/23 983,249
1,000,000 Svensk Exportkredit AB 0 .500 11/10/23 957,696

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 500,000 Svensk Exportkredit AB 0 .375% 03/11/24 $ 472,169
500,000 Svensk Exportkredit AB 3 .625 09/03/24 492,128
925,000 Svensk Exportkredit AB 0 .625 10/07/24 857,243
TOTAL FOREIGN GOVERNMENT BONDS 92,380,186
MUNICIPAL BONDS - 0 .0%
280,000 Port Authority of New York & New Jersey 1 .086 07/01/23 272,995
TOTAL MUNICIPAL BONDS 272,995
U.S. TREASURY SECURITIES - 66 .5%
15,000,000 United States Treasury Note 0 .500 11/30/23 14,356,055
33,250,000 United States Treasury Note 0 .125 12/15/23 31,639,453
17,200,000 United States Treasury Note 0 .750 12/31/23 16,465,641
16,600,000 United States Treasury Note 0 .125 01/15/24 15,734,336
14,000,000 United States Treasury Note 0 .875 01/31/24 13,374,922
48,243,000 United States Treasury Note 0 .125 02/15/24 45,568,905
22,250,000 United States Treasury Note 1 .500 02/29/24 21,396,504
42,000,000 United States Treasury Note 0 .250 03/15/24 39,606,328
18,000,000 United States Treasury Note 2 .250 03/31/24 17,460,000
34,000,000 United States Treasury Note 0 .375 04/15/24 32,011,797
10,000,000 United States Treasury Note 2 .625 04/30/24 9,721,094
33,000,000 United States Treasury Note 0 .250 05/15/24 30,914,297
13,400,000 United States Treasury Note 2 .500 05/31/24 13,012,656
41,000,000 United States Treasury Note 0 .250 06/15/24 38,294,961
12,000,000 United States Treasury Note 3 .000 06/30/24 11,738,437
35,000,000 United States Treasury Note 0 .375 07/15/24 32,679,883
11,500,000 e United States Treasury Note 3 .000 07/31/24 11,243,945
53,000,000 United States Treasury Note 0 .375 08/15/24 49,304,492
15,000,000 e United States Treasury Note 3 .250 08/31/24 14,729,297
32,500,000 United States Treasury Note 0 .375 09/15/24 30,150,098
15,500,000 United States Treasury Note 4 .250 09/30/24 15,507,266
30,000,000 United States Treasury Note 0 .625 10/15/24 27,888,281
44,500,000 United States Treasury Note 0 .750 11/15/24 41,350,234
44,500,000 United States Treasury Note 1 .000 12/15/24 41,466,699
26,500,000 United States Treasury Note 1 .125 01/15/25 24,689,512
22,000,000 United States Treasury Note 1 .500 02/15/25 20,622,422
43,000,000 United States Treasury Note 1 .750 03/15/25 40,490,547
14,000,000 United States Treasury Note 2 .625 04/15/25 13,444,922
35,000,000 United States Treasury Note 2 .750 05/15/25 33,680,664
26,000,000 United States Treasury Note 2 .875 06/15/25 25,074,766
33,000,000 United States Treasury Note 3 .000 07/15/25 31,896,562
45,000,000 United States Treasury Note 3 .125 08/15/25 43,618,360
5,000,000 United States Treasury Note 0 .250 08/31/25 4,454,101
44,000,000 United States Treasury Note 3 .500 09/15/25 43,102,813
4,000,000 United States Treasury Note 0 .250 09/30/25 3,555,000
TOTAL U.S. TREASURY SECURITIES 900,245,250
TOTAL GOVERNMENT BONDS 1,034,452,871
(Cost $1,085,935,609)

Portfolio of investments
(unaudited)
Short-Term Bond Index Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
STRUCTURED ASSETS - 0 .0%
ASSET BACKED - 0 .0%
$ 200,000 Delta Air Lines Pass Through Trust 3 .204% 04/25/24 $ 193,239
Series - 2019 1 (Class AA)
TOTAL ASSET BACKED 193,239
TOTAL STRUCTURED ASSETS 193,239
(Cost $209,112)
TOTAL BONDS 1,347,647,813
(Cost $1,415,575,515)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 2.4%
REPURCHASE AGREEMENT - 0 .5%
$ 6,290,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 6,290,000
TOTAL REPURCHASE AGREEMENT 6,290,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .9%
25,649,136 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .070 25,649,136
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 25,649,136
TOTAL SHORT-TERM INVESTMENTS 31,939,136
(Cost $31,939,136)
TOTAL INVESTMENTS - 101.9% 1,379,586,949
(Cost $1,447,514,651)
OTHER ASSETS & LIABILITIES, NET - (1.9)% (25,550,554)
NET ASSETS - 100.0% $ 1,354,036,395
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,943,206.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $6,290,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/31/26, valued at $6,415,851.

Money Market Fund September 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 100.0%
GOVERNMENT AGENCY DEBT - 47 .4%
$ 1,500,000 Federal Farm Credit Bank (FFCB) 2 .500% 10/13/22 $ 1,499,702
5,000,000 FFCB 0 .000 10/18/22 4,994,333
4,500,000 FFCB 0 .000 11/03/22 4,490,843
14,000,000 FFCB 0 .000 11/08/22 13,977,833
800,000 FFCB 0 .125 11/23/22 798,227
6,000,000 FFCB 1 .550 11/25/22 5,999,027
5,000,000 FFCB 0 .000 11/29/22 4,987,135
750,000 FFCB 2 .875 12/21/22 751,727
10,600,000 FFCB 0 .000 01/13/23 10,492,210
7,250,000 FFCB 0 .000 02/23/23 7,151,591
7,500,000 FFCB 0 .000 03/01/23 7,383,604
7,500,000 FFCB 0 .000 03/02/23 7,382,833
31,625,000 Federal Home Loan Bank (FHLB) 0 .000 10/05/22 31,617,304
9,161,000 FHLB 0 .000 10/06/22 9,158,404
7,500,000 FHLB 0 .000 10/11/22 7,495,833
30,387,000 FHLB 0 .000 10/12/22 30,366,131
5,000,000 FHLB 0 .000 10/14/22 4,995,436
1,000,000 FHLB 0 .000 10/18/22 998,819
55,400,000 FHLB 0 .000 10/19/22 55,340,199
71,900,000 FHLB 0 .000 10/21/22 71,816,832
100,000 FHLB 0 .125 10/21/22 99,931
7,500,000 FHLB 0 .000 10/24/22 7,489,937
39,750,000 FHLB 0 .000 10/26/22 39,680,852
37,250,000 FHLB 0 .000 10/27/22 37,189,292
2,954,000 FHLB 0 .000 10/28/22 2,948,461
15,029,000 FHLB 0 .000 10/31/22 14,992,736
7,000,000 FHLB 0 .000 11/01/22 6,991,019
10,006,000 FHLB 0 .000 11/02/22 9,983,786
54,931,000 FHLB 0 .000 11/03/22 54,805,320
15,000,000 FHLB 0 .000 11/08/22 14,977,358
26,000,000 FHLB 0 .000 11/09/22 25,925,696
14,000,000 FHLB 1 .470 11/10/22 13,999,584
200,000 FHLB 0 .000 11/15/22 199,325
11,000,000 FHLB 0 .000 11/16/22 10,963,587
7,000,000 FHLB 0 .000 11/17/22 6,985,926
38,500,000 FHLB 0 .000 11/18/22 38,377,377
18,650,000 FHLB 0 .000 11/23/22 18,573,121
300,000 FHLB 0 .125 11/29/22 299,255
12,944,000 FHLB 0 .000 11/30/22 12,880,359
8,400,000 FHLB 0 .000 12/02/22 8,356,166
22,250,000 FHLB 0 .000 12/07/22 22,123,825
3,350,000 FHLB 1 .875 12/09/22 3,350,500
1,000,000 FHLB 2 .500 12/09/22 999,848
8,225,000 FHLB 0 .000 12/12/22 8,169,070
31,300,000 FHLB 0 .000 12/16/22 31,077,941
3,750,000 FHLB 0 .000 12/19/22 3,737,245
14,250,000 FHLB 0 .000 12/20/22 14,199,650
3,750,000 FHLB 0 .000 12/21/22 3,729,159
815,000 FHLB 1 .790 12/30/22 813,148
11,250,000 FHLB 0 .000 01/11/23 11,167,125
350,000 Federal National Mortgage Association (FNMA) 2 .000 10/05/22 350,026
900,000 FNMA 2 .125 11/29/22 898,045
13,000,000 Tennessee Valley Authority (TVA) 0 .000 10/12/22 12,988,083
TOTAL GOVERNMENT AGENCY DEBT 721,020,776
REPURCHASE AGREEMENT - 7 .5%
113,724,000 r Fixed Income Clearing Corp (FICC) 2 .960 10/03/22 113,724,000
TOTAL REPURCHASE AGREEMENT 113,724,000

Portfolio of investments
(unaudited)
Money Market Fund September 30, 2022

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TREASURY DEBT - 15 .9%
$ 16,500,000 United States Cash Management Bill 0 .000% 12/20/22 $ 16,394,240
9,000,000 United States Cash Management Bill 0 .000 12/27/22 8,935,457
6,000,000 United States Cash Management Bill 0 .000 01/17/23 5,936,190
26,000,000 United States Treasury Bill 0 .000 10/04/22 25,996,969
11,000,000 United States Treasury Bill 0 .000 10/11/22 10,995,386
9,000,000 United States Treasury Bill 0 .000 10/13/22 8,993,666
11,200,000 United States Treasury Bill 0 .000 10/20/22 11,185,426
11,000,000 United States Treasury Bill 0 .000 10/25/22 10,980,933
7,027,000 United States Treasury Bill 0 .000 11/10/22 7,015,987
16,543,000 United States Treasury Bill 0 .000 11/17/22 16,510,591
7,300,000 United States Treasury Bill 0 .000 11/22/22 7,271,058
12,660,000 United States Treasury Bill 0 .000 11/25/22 12,622,686
16,500,000 United States Treasury Bill 0 .000 12/01/22 16,455,819
18,350,000 United States Treasury Bill 0 .000 12/08/22 18,290,305
7,500,000 United States Treasury Bill 0 .000 12/22/22 7,459,239
5,500,000 United States Treasury Bill 0 .000 01/12/23 5,457,874
5,600,000 United States Treasury Bill 0 .000 02/09/23 5,538,133
9,000,000 United States Treasury Bill 0 .000 02/16/23 8,895,914
9,125,000 United States Treasury Bill 0 .000 02/23/23 9,010,769
10,750,000 United States Treasury Note 0 .125 11/30/22 10,710,331
16,500,000 United States Treasury Note 2 .000 11/30/22 16,489,601
TOTAL TREASURY DEBT 241,146,574
VARIABLE RATE SECURITIES - 29 .2%
2,500,000 i Federal Agricultural Mortgage Corp (FAMC) SOFR + 0.020% 2 .980 10/24/22 2,500,000
10,500,000 i FAMC SOFR + 0.050% 3 .010 03/03/23 10,500,000
3,000,000 i FAMC SOFR + 0.100% 3 .060 02/12/24 3,000,826
10,500,000 i Federal Farm Credit Bank (FFCB) SOFR + 0.005% 2 .965 10/05/22 10,499,996
1,400,000 i FFCB SOFR + 0.030% 2 .990 10/12/22 1,400,006
4,975,000 i FFCB SOFR + 0.060% 3 .020 10/21/22 4,975,025
19,909,000 i FFCB SOFR + 0.010% 2 .970 11/16/22 19,908,958
8,400,000 i FFCB SOFR + 0.008% 2 .968 11/22/22 8,399,970
9,400,000 i FFCB SOFR + 0.025% 2 .985 12/06/22 9,400,000
6,501,000 i FFCB SOFR + 0.060% 3 .020 12/28/22 6,501,684
8,000,000 i FFCB SOFR + 0.015% 2 .975 01/09/23 7,999,777
1,761,000 i FFCB SOFR + 0.060% 3 .020 01/13/23 1,761,153
3,600,000 i FFCB SOFR + 0.050% 3 .010 02/17/23 3,600,413
7,750,000 i FFCB SOFR + 0.015% 2 .975 03/07/23 7,749,830
1,000,000 i FFCB SOFR + 0.040% 3 .000 03/10/23 1,000,000
7,000,000 i FFCB SOFR + 0.015% 2 .975 05/02/23 6,999,793
4,000,000 i FFCB SOFR + 0.035% 2 .995 05/04/23 4,000,000
3,500,000 i FFCB SOFR + 0.035% 2 .995 07/12/23 3,499,862
22,225,000 i FFCB SOFR + 0.018% 2 .978 07/13/23 22,222,703
11,250,000 i FFCB SOFR + 0.040% 3 .000 08/17/23 11,249,999
6,400,000 i FFCB SOFR + 0.030% 2 .990 08/28/23 6,400,000
4,225,000 i FFCB SOFR + 0.050% 3 .010 09/15/23 4,225,000
1,500,000 i FFCB SOFR + 0.040% 3 .000 09/20/23 1,500,000
2,000,000 i FFCB SOFR + 0.025% 2 .985 09/27/23 2,000,000
2,000,000 i FFCB SOFR + 0.045% 3 .005 10/16/23 2,000,000
2,150,000 i FFCB SOFR + 0.025% 2 .985 10/27/23 2,150,000
700,000 i FFCB SOFR + 0.025% 2 .985 11/30/23 699,752
2,000,000 i FFCB SOFR + 0.120% 3 .080 01/22/24 2,001,659
7,500,000 i FFCB SOFR + 0.040% 3 .000 02/09/24 7,499,503
2,250,000 i FFCB SOFR + 0.045% 3 .005 02/20/24 2,250,000
700,000 i FFCB SOFR + 0.040% 3 .000 03/04/24 700,000
2,525,000 i FFCB SOFR + 0.050% 3 .010 04/12/24 2,525,000
13,500,000 i Federal Home Loan Bank (FHLB) SOFR + 0.085% 3 .045 10/05/22 13,500,029
7,750,000 i FHLB SOFR + 0.010% 2 .970 10/14/22 7,750,000
17,000,000 i FHLB SOFR + 0.030% 2 .990 10/20/22 17,000,068
7,250,000 i FHLB SOFR + 0.030% 2 .990 10/25/22 7,250,000
7,250,000 i FHLB SOFR + 0.040% 3 .000 10/30/22 7,250,000

Portfolio of investments
(unaudited)
Money Market Fund September 30, 2022

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
VARIABLE RATE SECURITIES—continued
$ 7,500,000 i FHLB SOFR + 0.030% 2 .990% 12/05/22 $ 7,500,000
36,500,000 i FHLB SOFR + 0.060% 3 .020 12/08/22 36,501,944
11,000,000 i FHLB SOFR + 0.020% 2 .980 12/21/22 11,000,000
3,725,000 i FHLB SOFR + 0.060% 3 .020 12/23/22 3,725,428
7,250,000 i FHLB SOFR + 0.010% 2 .970 01/05/23 7,250,000
8,800,000 i FHLB SOFR + 0.020% 2 .980 01/11/23 8,800,000
11,000,000 i FHLB SOFR + 0.010% 2 .970 01/17/23 11,000,000
7,350,000 i FHLB SOFR + 0.020% 2 .980 01/23/23 7,350,000
7,250,000 i FHLB SOFR + 0.020% 2 .980 01/24/23 7,250,000
7,250,000 i FHLB SOFR + 0.010% 2 .970 01/25/23 7,250,000
8,800,000 i FHLB SOFR + 0.015% 2 .975 01/26/23 8,800,000
11,000,000 i FHLB SOFR + 0.025% 2 .985 02/06/23 11,000,000
15,000,000 i FHLB SOFR + 0.030% 2 .990 02/28/23 15,000,000
7,000,000 i FHLB SOFR + 0.030% 2 .990 03/02/23 7,000,000
1,100,000 i FHLB SOFR + 0.015% 2 .975 03/15/23 1,099,924
7,350,000 i FHLB SOFR + 0.030% 2 .990 03/21/23 7,350,000
9,000,000 i FHLB SOFR + 0.040% 3 .000 03/27/23 9,000,000
11,000,000 i FHLB SOFR + 0.055% 3 .015 04/04/23 11,000,000
8,425,000 i FHLB SOFR + 0.035% 2 .995 05/19/23 8,425,285
7,250,000 i FHLB SOFR + 0.045% 3 .005 05/23/23 7,250,000
7,350,000 i FHLB SOFR + 0.060% 3 .020 07/03/23 7,350,000
7,000,000 i FHLB SOFR + 0.030% 2 .990 08/11/23 7,000,000
1,204,000 i United States Treasury Note US Treasury Bill 3 M + 0.034% 3 .331 04/30/23 1,204,014
TOTAL VARIABLE RATE SECURITIES 442,977,601
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,518,868,951) 1,518,868,951
TOTAL INVESTMENTS - 100.0% 1,518,868,951
(Cost $1,518,868,951)
OTHER ASSETS & LIABILITIES, NET - 0.0% 598,784
NET ASSETS - 100.0% $ 1,519,467,735
M Month
SOFR Secure Overnight Financing Rate
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 2.960% dated 9/30/22 to be repurchased at $113,724,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $115,998,538.

TIAA-CREF Funds September 30, 2022
Statements of assets and liabilities
(unaudited)
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
8.1
Bond Index Fund
8.2
Core Bond Fund
8.3
Core Impact Bond
Fund
8.4
Core Plus Bond
Fund
8.5
5–15 Year
Laddered Tax-
Exempt Bond Fund
ASSETS
Portfolio investments, at value
*†
$ 19,212,717,994 $ 9,256,191,910 $ 6,161,078,416 $ 4,475,559,719 $ 239,803,603
Cash
§
373,489 29,590,059 23,938,174 14,903,737 10,909
Receivable from securities transactions 329,963,701 256,549,900 156,279,674 105,398,815 –
Receivable from Fund shares sold 1,004,321 3,514,594 11,152,803 3,388,393 9,968
Dividends and interest receivable 101,436,916 60,816,573 39,957,618 31,872,966 3,428,825
Due from affiliates 581,770 938,659 78,648 628,872 8,017
Receivable for variation margin on open futures
contracts – – – – –
Receivable for variation margin on open centrally
cleared swap contracts – 94,372 – 107,547 –
Other 466,907 351,030 81,642 187,866 27,983
Total assets 19,646,545,098 9,608,047,097 6,392,566,975 4,632,047,915 243,289,305
LIABILITIES
Management fees payable 972,439 2,150,568 1,681,600 1,072,052 51,240
Service agreement fees payable 120,470 230,095 270,084 80,397 82
Distribution fees payable 8,916 17,590 59,159 50,430 47,569
Due to affiliates 42,465 25,799 19,026 17,788 6,008
Overdraft payable – – – – –
Payable for collateral for securities loaned 263,564,431 72,742,537 185,730,513 47,413,362 –
Payable for securities transactions 61,528,167 8,556,811 5,506,927 4,859,520 –
Payable for delayed delivery securities 55,433,778 275,842,919 170,289,303 125,146,962 –
Payable for Fund shares redeemed 377,883,567 164,565,814 12,471,461 103,681,579 33,718
Income distribution payable 23,028,551 13,904,131 3,639,362 11,206,089 37,557
Payable for variation margin on open centrally cleared
swap contracts – 50,799 – 56,523 –
Payable for trustee compensation 485,549 335,289 87,454 183,897 28,206
Accrued expenses and other payables 545,458 293,918 627,619 223,298 69,829
Total liabilities 783,613,791 538,716,270 380,382,508 293,991,897 274,209
NET ASSETS $ 18,862,931,307 $ 9,069,330,827 $ 6,012,184,467 $ 4,338,056,018 $ 243,015,096
NET ASSETS CONSIST OF:
Paid-in-capital $ 21,982,343,894 $ 10,799,394,568 $ 7,168,814,855 $ 5,210,194,839 $ 271,192,127
Total distributable earnings (loss) (3,119,412,587) (1,730,063,741) (1,156,630,388) (872,138,821) (28,177,031)
NET ASSETS $ 18,862,931,307 $ 9,069,330,827 $ 6,012,184,467 $ 4,338,056,018 $ 243,015,096

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
8.6
Green Bond Fund
8.7
High-Yield Fund
8.8
Inflation-Linked
Bond Fund
8.9
Short Duration
Impact Bond Fund
9.01
Short-Term Bond
Fund
9.1
Short-Term Bond
Index Fund
9.2
Money Market
Fund
$ 135,839,626 $ 2,506,670,805 $ 2,682,535,479 $ 61,539,400 $ 1,907,770,330 $ 1,379,586,949 $ 1,518,868,951
5,070 6,746,873 – 955 – 827 631
850,486 8,127,360 11,111,417 3,750 12,736 71,708,509 –
10,638 1,192,888 4,547,365 21,132 5,367,282 390,826 2,651,625
1,034,918 42,112,136 5,395,972 253,764 6,506,980 5,107,632 1,461,639
22,110 193,405 386,796 19,771 193,934 59,218 43,151
– – 551,563 – 3,015,321 – –
– – – – – – –
579 181,937 173,252 382 94,956 13,366 –
137,763,427 2,565,225,404 2,704,701,844 61,839,154 1,922,961,539 1,456,867,327 1,523,025,997
45,508 728,270 553,811 13,552 371,109 56,558 121,643
7,683 48,810 62,318 2,773 60,192 73,558 57,617
1,576 46,646 28,471 781 27,442 561 61,941
8,554 13,884 14,710 8,479 13,007 11,959 10,820
– – 469,760 – 2,442,027 – –
1,413,072 67,293,546 14,796,169 2,426,115 38,768,697 25,649,136 –
– – – – 1,282,344 55,056,012 –
– – – – 1,995,000 750,000 –
186,298 15,279,452 2,140,548 24,497 20,277,065 19,900,158 3,203,578
191,048 4,422,969 – 58,756 2,380,061 1,260,744 8,688
– – – – – – –
654 181,498 173,950 397 96,795 14,493 1,397
30,192 191,076 92,840 27,885 116,863 57,753 92,578
1,884,585 88,206,151 18,332,577 2,563,235 67,830,602 102,830,932 3,558,262
$ 135,878,842 $ 2,477,019,253 $ 2,686,369,267 $ 59,275,919 $ 1,855,130,937 $ 1,354,036,395 $ 1,519,467,735
$ 152,868,349 $ 3,188,238,435 $ 2,875,962,198 $ 61,744,613 $ 1,970,313,456 $ 1,434,564,990 $ 1,519,467,964
(16,989,507) (711,219,182) (189,592,931) (2,468,694) (115,182,519) (80,528,595) (229)
$ 135,878,842 $ 2,477,019,253 $ 2,686,369,267 $ 59,275,919 $ 1,855,130,937 $ 1,354,036,395 $ 1,519,467,735

Statements of assets and liabilities
(unaudited)
TIAA-CREF Funds September 30, 2022
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
continued
continued
continued
8.1
Bond Index Fund
8.2
Core Bond Fund
8.3
Core Impact Bond
Fund
8.4
Core Plus Bond
Fund
8.5
5–15 Year
Laddered Tax-
Exempt Bond Fund
INSTITUTIONAL CLASS:
Net assets $ 8,607,266,304 $ 4,254,235,046 $ 3,984,111,265 $ 1,343,409,805 $ 16,789,372
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value) 919,663,564 479,091,869 452,952,478 151,207,780 1,803,910
Net asset value per share $ 9 .36 $ 8 .88 $ 8 .80 $ 8 .88 $ 9 .31
ADVISOR CLASS:
Net assets $ 17,090,656 $ 868,956,167 $ 1,432,251,661 $ 118,574,668 $ 630,811
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value) 1,825,877 97,791,995 162,740,492 13,334,973 67,805
Net asset value per share $ 9 .36 $ 8 .89 $ 8 .80 $ 8 .89 $ 9 .30
PREMIER CLASS:
Net assets $ 23,361,072 $ 5,812,027 $ 23,441,895 $ 6,027,534 $ –
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value) 2,496,363 654,289 2,663,812 678,514 –
Net asset value per share $ 9 .36 $ 8 .88 $ 8 .80 $ 8 .88 $ –
RETIREMENT CLASS:
Net assets $ 554,457,917 $ 136,602,908 $ 309,304,494 $ 264,568,612 $ –
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value) 59,215,103 15,099,721 35,156,889 29,742,702 –
Net asset value per share $ 9 .36 $ 9 .05 $ 8 .80 $ 8 .90 $ –
RETAIL CLASS:
Net assets $ 28,192,028 $ 79,327,390 $ 263,075,152 $ 233,841,452 $ 225,594,913
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value) 3,010,636 8,777,516 29,928,796 26,269,932 24,212,318
Net asset value per share $ 9 .36 $ 9 .04 $ 8 .79 $ 8 .90 $ 9 .32
CLASS W:
Net assets $ 9,632,563,330 $ 3,724,397,289 $ – $ 2,371,633,947 $ –
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value) 1,029,073,541 419,383,833 – 266,939,748 –
Net asset value per share $ 9 .36 $ 8 .88 $ – $ 8 .88 $ –
*
Includes securities loaned of $ 262,852,028 $ 74,296,898 $ 185,233,600 $ 51,328,518 $ –
†
Portfolio investments, cost $ 22,216,174,466 $ 10,579,350,711 $ 7,055,502,204 $ 5,148,721,569 $ 268,249,224
§
Includes cash collateral for mortgage dollar rolls of $ – $ 30,933,750 $ 27,258,810 $ 21,614,344 $ –

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
concluded
8.6
Green Bond Fund
8.7
High-Yield Fund
8.8
Inflation-Linked
Bond Fund
8.9
Short Duration
Impact Bond Fund
9.01
Short-Term Bond
Fund
9.1
Short-Term Bond
Index Fund
9.2
Money Market
Fund
$ 70,380,297 $ 1,498,722,306 $ 579,719,886 $ 33,134,613 $ 571,677,208 $ 72,545,432 $ 915,049,341
7,896,652 188,530,183 55,267,758 3,485,264 58,413,962 7,671,041 915,018,439
$ 8 .91 $ 7 .95 $ 10 .49 $ 9 .51 $ 9 .79 $ 9 .46 $ 1 .00
$ 44,094,453 $ 7,812,577 $ 130,213,384 $ 15,822,688 $ 159,358,598 $ 977,475 $ 846,826
4,949,547 983,491 12,412,123 1,664,622 16,290,331 103,419 846,771
$ 8 .91 $ 7 .94 $ 10 .49 $ 9 .51 $ 9 .78 $ 9 .45 $ 1 .00
$ 891,248 $ 14,509,109 $ 2,544,650 $ 950,765 $ 3,614,738 $ 343,650 $ 30,868,596
100,000 1,822,839 243,092 100,000 369,017 36,363 30,859,605
$ 8 .91 $ 7 .96 $ 10 .47 $ 9 .51 $ 9 .80 $ 9 .45 $ 1 .00
$ 13,570,556 $ 219,537,944 $ 149,517,463 $ 6,197,469 $ 135,438,289 $ 360,139,101 $ 290,001,754
1,522,518 27,609,289 14,132,168 651,808 13,824,238 38,085,220 289,991,819
$ 8 .91 $ 7 .95 $ 10 .58 $ 9 .51 $ 9 .80 $ 9 .46 $ 1 .00
$ 6,942,288 $ 208,731,979 $ 131,811,779 $ 3,170,384 $ 130,047,756 $ 2,465,813 $ 282,701,218
778,878 26,140,783 12,945,132 333,464 13,279,686 260,890 282,679,852
$ 8 .91 $ 7 .98 $ 10 .18 $ 9 .51 $ 9 .79 $ 9 .45 $ 1 .00
$ – $ 527,705,338 $ 1,692,562,105 $ – $ 854,994,348 $ 917,564,924 $ –
– 66,379,538 161,377,777 – 87,374,195 97,027,903 –
$ – $ 7 .95 $ 10 .49 $ – $ 9 .79 $ 9 .46 $ –
$ 1,374,482 $ 71,972,050 $ 13,691,777 $ 2,351,131 $ 37,623,329 $ 24,943,206 $ –
$ 151,739,826 $ 2,923,728,750 $ 2,921,119,459 $ 63,566,222 $ 2,015,862,863 $ 1,447,514,651 $ 1,518,868,951
$ – $ – $ – $ – $ – $ – $ –

TIAA-CREF Funds For the period ended September 30, 2022
Statements of operations
(unaudited)
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
8.1
Bond Index Fund
8.2
Core Bond Fund
8.3
Core Impact Bond
Fund
8.4
Core Plus Bond
Fund
8.5
5–15 Year
Laddered Tax-
Exempt Bond Fund
INVESTMENT INCOME
Dividends $ – $ 321,711 $ 1,707,447 $ 287,346 $ –
Interest* 248,847,216 155,702,755 96,753,613 87,179,612 3,427,969
Income from securities lending, net 446,295 609,398 480,612 215,901 –
Total income 249,293,511 156,633,864 98,941,672 87,682,859 3,427,969
EXPENSES
Management fees 6,753,104 13,553,062 10,677,945 6,884,920 321,476
Shareholder servicing — Institutional Class 4,844 3,005 24,626 1,429 30
Shareholder servicing — Advisor Class 8,152 640,096 476,950 52,679 267
Shareholder servicing — Premier Class 26 14 17,118 9 –
Shareholder servicing — Retirement Class 744,193 187,233 437,698 369,281 –
Shareholder servicing — Retail Class 8,451 19,774 20,866 87,745 37,465
Shareholder servicing — Class W 4,911 2,161 – 1,496 –
Distribution fees — Premier Class 18,922 4,721 19,038 5,034 –
Distribution fees — Retail Class 38,021 108,418 372,186 316,010 298,688
Custody and accounting fees 445,236 157,375 85,274 116,246 20,138
Administrative service fees 199,778 122,335 89,540 83,769 28,807
Trustee fees and expenses 143,265 70,747 46,162 34,794 1,820
Professional fees 65,260 42,044 33,389 33,246 18,111
Registration fees 48,867 36,317 59,810 39,679 26,900
Other expenses 150,269 146,351 991,993 63,744 21,543
Total expenses 8,633,299 15,093,653 13,352,595 8,090,081 775,245
Less: Expenses reimbursed by the investment adviser (3,914,162) (6,046,854) (13,431) (4,010,995) (53,149)
Less: Fee waiver by investment adviser and Nuveen
Securities – – (400,763) – –
Net expenses 4,719,137 9,046,799 12,938,401 4,079,086 722,096
Net investment income (loss) 244,574,374 147,587,065 86,003,271 83,603,773 2,705,873
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments (101,851,369) (266,031,795) (175,236,226) (140,578,727) 39,503
Futures contracts – 1,548,124 – 1,539,649 –
Swap contracts – 2,543,635 – 1,632,218 –
Foreign currency transactions – (226,850) (36,205) (489,578) –
Net realized gain (loss) on total investments (101,851,369) (262,166,886) (175,272,431) (137,896,438) 39,503
Change in unrealized appreciation (depreciation) on:
Portfolio investments
‡
(2,116,669,668) (881,608,972) (567,670,852) (451,671,226) (19,230,979)
Futures contracts – (704,232) – (700,276) –
Swap contracts – 2,224,725 – 2,417,216 –
Translation of assets (other than portfolio
investments) and liabilities denominated in
foreign currencies – (25,886) (27,845) (11,293) –
Net change in unrealized appreciation (depreciation) on
total investments (2,116,669,668) (880,114,365) (567,698,697) (449,965,579) (19,230,979)
Net realized and unrealized gain (loss) on total
investments (2,218,521,037) (1,142,281,251) (742,971,128) (587,862,017) (19,191,476)
Net increase (decrease) in net assets from operations $ (1,973,946,663) $ (994,694,186) $ (656,967,857) $ (504,258,244) $ (16,485,603)
*   Net of foreign withholding taxes of $ – $ 23,974 $ 22,772 $ 33,391 $ –
‡
Includes net change in unrealized foreign capital
gains taxes $ – $ 10,158 $ – $ – $ –

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
concluded
8.6
Green Bond Fund
8.7
High-Yield Fund
8.8
Inflation-Linked
Bond Fund
8.9
Short Duration
Impact Bond Fund
9.01
Short-Term Bond
Fund
9.1
Short-Term Bond
Index Fund
9.2
Money Market
Fund
$ 38,117 $ 174,566 $ – $ – $ – $ – $ –
1,854,915 78,371,361 148,843,481 622,321 26,735,588 8,071,207 9,980,179
4,255 177,899 3,796 14,342 210,432 70,573 –
1,897,287 78,723,826 148,847,277 636,663 26,946,020 8,141,780 9,980,179
218,794 4,682,570 3,553,135 72,683 2,344,233 384,851 731,721
53 3,149 737 31 594 220 460
4,946 5,668 70,990 2,643 89,657 449 196
3 21 10 4 6 5 27
18,214 301,070 204,580 7,893 160,222 422,293 328,945
1,156 51,801 44,253 (444) 36,789 176 125,873
– 439 1,094 – 452 646 –
710 12,241 2,019 727 2,850 349 22,759
9,058 286,662 181,762 3,849 169,799 3,490 359,634
18,782 28,841 17,910 14,145 30,653 37,373 34,809
41,157 67,395 69,508 40,726 61,660 57,519 51,493
666 19,101 21,177 282 13,702 9,587 10,311
25,704 32,632 27,900 29,881 24,584 20,645 20,053
33,503 44,759 33,207 33,201 36,627 38,477 27,998
29,536 73,350 562 24,163 33,107 28,538 22,680
402,282 5,609,699 4,228,844 229,784 3,004,935 1,004,618 1,736,959
(147,132) (804,613) (2,093,556) (132,467) (1,214,984) (394,462) (250,155)
– (206,007) (295,889) – – – –
255,150 4,599,079 1,839,399 97,317 1,789,951 610,156 1,486,804
1,642,137 74,124,747 147,007,878 539,346 25,156,069 7,531,624 8,493,375
(1,117,457) (90,984,713) 2,688,902 (392,110) (15,685,403) (11,998,537) (345)
– – 1,753,518 – 7,845,123 – –
– 1,640,095 – – – – –
– – – – – – –
(1,117,457) (89,344,618) 4,442,420 (392,110) (7,840,280) (11,998,537) (345)
(12,279,756) (296,928,978) (365,758,969) (1,183,617) (56,491,741) (25,246,832) –
– – 222,724 – (335,956) – –
– – – – – – –
– – – – – – –
(12,279,756) (296,928,978) (365,536,245) (1,183,617) (56,827,697) (25,246,832) –
(13,397,213) (386,273,596) (361,093,825) (1,575,727) (64,667,977) (37,245,369) (345)
$ (11,755,076) $ (312,148,849) $ (214,085,947) $ (1,036,381) $ (39,511,908) $ (29,713,745) $ 8,493,030
$ 352 $ – $ – $ – $ 18,493 $ – $ –
$ – $ – $ – $ – $ – $ – $ –

TIAA-CREF Funds For the period or year ended
Statements of changes in net assets
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
8.1
Bond Index Fund
8.2
Core Bond Fund
September 30, 2022 March 31, 2022 September 30, 2022 March 31, 2022
(unaudited) (unaudited)
OPERATIONS
Net investment income (loss) $ 244,574,374 $ 408,937,812 $ 147,587,065 $ 212,948,938
Net realized gain (loss) on total investments (101,851,369) 23,344,776 (262,166,886) (101,819,121)
Net change in unrealized appreciation (depreciation) on
total investments (2,116,669,668) (1,403,062,385) (880,114,365) (589,590,615)
Net increase (decrease) in net assets from operations (1,973,946,663) (970,779,797) (994,694,186) (478,460,798)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class (110,159,718) (208,247,780) (64,210,090) (96,995,836)
Advisor Class
Advisor Class (188,328) (354,502) (12,761,077) (17,620,027)
Premier Class
Premier Class (281,830) (554,021) (85,721) (175,573)
Retirement Class
Retirement Class (6,346,358) (12,042,446) (1,957,303) (4,069,945)
Retail Class
Retail Class (315,872) (614,171) (1,116,466) (2,156,303)
Class W
Class W (127,259,790) (223,734,617) (67,015,336) (134,602,915)
Total distributions (244,551,896) (445,547,537) (147,145,993) (255,620,599)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 586,070,172 2,112,827,292 714,457,922 2,445,946,433
Advisor Class
Advisor Class 5,978,379 4,266,066 54,273,271 480,105,858
Premier Class
Premier Class 2,670,771 5,123,684 480,206 1,068,890
Retirement Class
Retirement Class 15,661,187 92,780,250 1,716,305 8,663,953
Retail Class
Retail Class 2,052,667 4,745,659 1,642,130 5,955,198
Class W
Class W 1,193,715,637 3,357,517,205 296,048,404 1,061,391,722
Reinvestments of distributions: Institutional Class 107,730,156 203,470,219 55,079,170 82,147,693
Advisor Class
Advisor Class 187,269 352,433 12,454,424 16,900,067
Premier Class
Premier Class 281,830 554,021 82,423 173,433
Retirement Class
Retirement Class 6,345,359 12,040,007 1,957,171 4,051,405
Retail Class
Retail Class 308,226 593,498 1,044,841 2,036,844
Class W
Class W 2 18,427,117 2 20,547,704
Redemptions: Institutional Class (765,359,419) (1,695,988,968) (496,095,776) (534,829,199)
Advisor Class
Advisor Class (1,520,520) (8,233,530) (79,852,560) (203,549,018)
Premier Class
Premier Class (2,616,463) (7,078,433) (626,862) (5,907,388)
Retirement Class
Retirement Class (31,469,597) (46,896,788) (12,436,741) (50,012,214)
Retail Class
Retail Class (2,856,735) (7,240,195) (6,644,084) (15,678,604)
Class W
Class W (1,162,915,919) (1,023,012,459) (746,934,866) (873,628,917)
Net increase (decrease) from shareholder transactions (45,736,998) 3,024,247,078 (203,354,620) 2,445,383,860
Net increase (decrease) in net assets (2,264,235,557) 1,607,919,744 (1,345,194,799) 1,711,302,463
NET ASSETS
Beginning of period 21,127,166,864 19,519,247,120 10,414,525,626 8,703,223,163
End of period $ 18,862,931,307 $ 21,127,166,864 $ 9,069,330,827 $ 10,414,525,626
CHANGE IN FUND SHARES
Shares sold: Institutional Class 59,048,934 189,526,616 75,681,565 227,682,896
Advisor Class
Advisor Class 603,199 379,444 5,739,263 45,916,611
Premier Class
Premier Class 268,363 459,481 50,852 100,275
Retirement Class
Retirement Class 1,570,304 8,265,033 178,419 797,568
Retail Class
Retail Class 205,665 423,818 170,483 547,161
Class W
Class W 118,900,283 302,233,416 31,044,465 99,608,174
Shares reinvested: Institutional Class 10,924,525 18,317,356 5,893,867 7,754,826
Advisor Class
Advisor Class 19,011 31,646 1,331,259 1,595,027
Premier Class
Premier Class 28,581 49,836 8,814 16,303
Retirement Class
Retirement Class 643,160 1,083,222 205,432 374,109
Retail Class
Retail Class 31,238 53,401 109,789 188,498
Class W
Class W – 1,649,697 – 1,929,362
Shares redeemed: Institutional Class (77,485,412) (152,285,733) (52,883,495) (50,404,510)
Advisor Class
Advisor Class (154,111) (735,425) (8,474,356) (19,072,603)
Premier Class
Premier Class (263,908) (636,705) (66,732) (548,519)
Retirement Class
Retirement Class (3,172,301) (4,235,411) (1,292,505) (4,607,806)
Retail Class
Retail Class (287,654) (647,527) (692,694) (1,444,857)
Class W
Class W (119,014,480) (91,976,423) (80,266,562) (83,035,262)
Net increase (decrease) from shareholder transactions (8,134,603) 271,955,742 (23,262,136) 227,397,253

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
8.3
Core Impact Bond Fund
8.4
Core Plus Bond Fund
8.5
5–15 Year Laddered Tax-Exempt Bond
Fund
8.6
Green Bond Fund
September 30,
2022 March 31, 2022
September 30,
2022 March 31, 2022
September 30,
2022 March 31, 2022
September 30,
2022 March 31, 2022
(unaudited) (unaudited) (unaudited) (unaudited)
$ 86,003,271 $ 115,840,036 $ 83,603,773 $ 146,801,434 $ 2,705,873 $ 5,295,937 $ 1,642,137 $ 1,324,470
(175,272,431) (49,566,586) (137,896,438) (53,325,663) 39,503 930,288 (1,117,457) 149,151
(567,698,697) (377,612,858) (449,965,579) (294,544,951) (19,230,979) (22,198,019) (12,279,756) (4,539,784)
(656,967,857) (311,339,408) (504,258,244) (201,069,180) (16,485,603) (15,971,794) (11,755,076) (3,066,163)
– – – – – – – –
(58,154,067) (80,690,084) (24,034,544) (62,581,377) (207,991) (446,575) (1,113,004) (892,239)
(19,836,924) (25,282,854) (2,184,325) (7,017,069) (7,460) (20,639) (209,657) (72,434)
(321,602) (462,657) (105,543) (272,353) – – (13,560) (27,667)
(4,262,469) (6,522,485) (4,493,558) (13,038,334) – – (207,178) (404,717)
(3,631,471) (5,016,488) (3,768,367) (10,395,434) (2,490,246) (6,804,183) (99,124) (175,781)
– – (48,398,137) (129,048,899) – – – –
(86,206,533) (117,974,568) (82,984,474) (222,353,466) (2,705,697) (7,271,397) (1,642,523) (1,572,838)
701,391,288 1,591,788,180 135,784,241 282,998,528 386,989 13,932,708 2,247,348 53,696,406
358,819,304 705,513,239 16,111,152 27,228,319 47,696 191,290 44,767,331 2,652,409
3,540,682 9,603,394 353,528 3,076,874 – – – –
1,875,762 15,472,585 1,851,887 11,063,875 – – 900,395 5,839,879
21,090,007 109,467,091 3,776,687 12,091,991 4,945,309 19,294,061 764,348 3,793,902
– – 161,625,493 550,548,781 – – – –
44,990,783 62,443,067 11,666,644 41,731,211 207,743 445,941 107,648 190,973
13,104,010 16,580,830 1,054,012 3,722,630 6,412 17,936 194,979 42,447
238,565 351,963 102,198 264,803 – – – –
4,260,189 6,520,673 4,493,551 13,038,332 – – 193,684 377,036
3,540,822 4,881,184 3,524,139 9,756,413 2,266,407 6,232,653 83,684 148,546
– – 26 43,462,435 – – – –
(913,436,316) (889,639,989) (186,174,749) (250,764,415) (714,093) (2,588,323) (1,078,536) (1,648,435)
(297,042,289) (384,266,995) (44,657,209) (62,966,992) (57,434) (130,320) (1,309,877) (752,034)
(4,494,804) (14,176,961) (932,452) (3,638,794) – – – –
(39,756,167) (88,379,282) (32,955,363) (69,142,717) – – (1,467,535) (3,737,516)
(57,536,796) (67,680,772) (13,854,401) (31,603,966) (11,948,416) (27,870,360) (570,537) (2,323,458)
– – (387,583,109) (471,156,238) – – – –
(159,414,960) 1,078,478,207 (325,813,725) 109,711,070 (4,859,387) 9,525,586 44,832,932 58,280,155
(902,589,350) 649,164,231 (913,056,443) (313,711,576) (24,050,687) (13,717,605) 31,435,333 53,641,154
6,914,773,817 6,265,609,586 5,251,112,461 5,564,824,037 267,065,783 280,783,388 104,443,509 50,802,355
$ 6,012,184,467 $ 6,914,773,817 $ 4,338,056,018 $ 5,251,112,461 $ 243,015,096 $ 267,065,783 $ 135,878,842 $ 104,443,509
75,017,302 151,786,310 14,394,035 26,225,893 40,000 1,271,551 237,963 5,289,428
38,568,012 67,113,419 1,701,951 2,527,153 4,953 17,554 4,741,895 249,962
378,596 915,726 37,431 283,317 – – – –
200,087 1,474,770 197,890 1,019,620 – – 95,830 547,966
2,255,358 10,401,369 395,729 1,119,092 507,039 1,774,246 79,880 357,423
– – 16,910,687 51,157,205 – – – –
4,854,129 5,963,182 1,245,588 3,892,646 21,461 41,410 11,520 18,022
1,413,456 1,583,083 112,250 346,662 663 1,659 21,471 4,032
25,733 33,555 10,909 24,697 – – – –
459,364 621,669 478,898 1,213,379 – – 20,694 35,573
382,145 466,513 375,609 908,398 233,851 575,807 8,945 14,016
– – 3 4,058,117 – – – –
(97,668,271) (85,052,838) (19,815,872) (23,322,023) (73,628) (239,969) (112,493) (154,479)
(31,758,435) (36,881,498) (4,703,164) (5,880,061) (5,885) (12,295) (142,576) (73,011)
(480,595) (1,347,412) (98,479) (332,903) – – – –
(4,253,511) (8,404,221) (3,473,716) (6,416,591) – – (155,310) (352,412)
(6,186,017) (6,497,269) (1,462,369) (2,939,844) (1,228,296) (2,583,713) (60,394) (217,840)
– – (41,753,321) (44,292,975) – – – –
(16,792,647) 102,176,358 (35,445,941) 9,591,782 (499,842) 846,250 4,747,425 5,718,680

Statements of changes in net assets
TIAA-CREF Funds For the period or year ended
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
continued
continued
continued
8.7
High-Yield Fund
8.8
Inflation-Linked Bond Fund
September 30, 2022 March 31, 2022 September 30, 2022 March 31, 2022
(unaudited) (unaudited)
OPERATIONS
Net investment income (loss) $ 74,124,747 $ 166,191,887 $ 147,007,878 $ 221,719,100
Net realized gain (loss) on total investments (89,344,618) 86,911,052 4,442,420 42,877,793
Net change in unrealized appreciation (depreciation) on
total investments (296,928,978) (241,246,671) (365,536,245) (135,905,541)
Net increase (decrease) in net assets from operations (312,148,849) 11,856,268 (214,085,947) 128,691,352
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class (48,489,812) (115,686,867) (28,790,772) (82,578,435)
Advisor Class
Advisor Class (234,956) (501,535) (6,587,591) (11,209,249)
Premier Class
Premier Class (433,172) (784,909) (122,818) (274,151)
Retirement Class
Retirement Class (6,254,370) (12,854,349) (7,109,325) (11,894,929)
Retail Class
Retail Class (5,909,718) (11,904,390) (6,467,609) (10,795,889)
Class W
Class W (13,572,693) (24,359,294) (85,107,618) (137,874,837)
Total distributions (74,894,721) (166,091,344) (134,185,733) (254,627,490)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 445,444,508 674,281,036 31,165,627 400,704,270
Advisor Class
Advisor Class 1,366,534 14,838,791 16,998,669 82,186,117
Premier Class
Premier Class 9,208,930 8,734,126 358,828 941,188
Retirement Class
Retirement Class 2,927,379 9,155,129 4,272,117 12,103,682
Retail Class
Retail Class 47,654,087 72,121,039 10,592,501 33,081,005
Class W
Class W 206,955,279 77,328,318 167,912,609 482,791,040
Reinvestments of distributions: Institutional Class 39,417,687 96,639,412 26,300,954 78,861,863
Advisor Class
Advisor Class 217,215 470,651 4,303,245 6,626,751
Premier Class
Premier Class 428,845 783,999 122,817 274,151
Retirement Class
Retirement Class 6,254,199 12,854,037 7,109,325 11,894,929
Retail Class
Retail Class 5,467,642 11,030,284 5,877,230 9,778,871
Class W
Class W 16 – – 20,927,325
Redemptions: Institutional Class (882,069,639) (1,219,453,793) (266,116,214) (779,682,189)
Advisor Class
Advisor Class (2,333,838) (13,234,349) (33,313,361) (46,780,317)
Premier Class
Premier Class (8,841,729) (13,254,502) (245,650) (6,737,950)
Retirement Class
Retirement Class (22,253,786) (50,723,672) (15,757,919) (24,409,197)
Retail Class
Retail Class (63,329,210) (98,869,829) (24,818,595) (30,287,662)
Class W
Class W (60,364,282) (74,950,194) (167,878,846) (276,054,899)
Net increase (decrease) from shareholder transactions (273,850,163) (492,249,517) (233,116,663) (23,781,022)
Net increase (decrease) in net assets (660,893,733) (646,484,593) (581,388,343) (149,717,160)
NET ASSETS
Beginning of period 3,137,912,986 3,784,397,579 3,267,757,610 3,417,474,770
End of period $ 2,477,019,253 $ 3,137,912,986 $ 2,686,369,267 $ 3,267,757,610
CHANGE IN FUND SHARES
Shares sold: Institutional Class 52,342,127 70,869,100 2,703,188 32,041,978
Advisor Class
Advisor Class 160,474 1,552,889 1,490,803 6,648,241
Premier Class
Premier Class 1,100,213 908,328 31,253 75,773
Retirement Class
Retirement Class 345,981 960,507 371,745 973,854
Retail Class
Retail Class 5,586,437 7,557,314 954,792 2,759,679
Class W
Class W 24,154,857 8,119,739 14,803,962 39,229,722
Shares reinvested: Institutional Class 4,686,067 10,171,227 2,410,874 6,478,026
Advisor Class
Advisor Class 25,876 49,691 394,791 544,858
Premier Class
Premier Class 51,106 82,400 11,280 22,516
Retirement Class
Retirement Class 744,751 1,352,770 646,137 969,635
Retail Class
Retail Class 648,353 1,156,232 554,864 826,365
Class W
Class W 2 – – 1,733,830
Shares redeemed: Institutional Class (104,301,937) (128,982,059) (23,021,792) (64,172,715)
Advisor Class
Advisor Class (275,386) (1,404,163) (2,940,631) (3,812,180)
Premier Class
Premier Class (1,061,190) (1,375,854) (21,720) (547,879)
Retirement Class
Retirement Class (2,618,155) (5,332,048) (1,368,117) (1,968,262)
Retail Class
Retail Class (7,386,020) (10,347,179) (2,221,676) (2,530,078)
Class W
Class W (7,224,422) (7,962,680) (14,605,412) (22,441,483)
Net increase (decrease) from shareholder transactions (33,020,866) (52,623,786) (19,805,659) (3,168,120)

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
concluded
8.9
Short Duration Impact Bond Fund
9.01
Short-Term Bond Fund
9.1
Short-Term Bond Index Fund
9.2
Money Market Fund
September 30,
2022 March 31, 2022
September 30,
2022 March 31, 2022
September 30,
2022 March 31, 2022
September 30,
2022 March 31, 2022
(unaudited) (unaudited) (unaudited) (unaudited)
$ 539,346 $ 511,455 $ 25,156,069 $ 33,821,083 $ 7,531,624 $ 6,986,776 $ 8,493,375 $ –
(392,110) (41,981) (7,840,280) 1,881,607 (11,998,537) 1,993,496 (345) 1,683
(1,183,617) (1,354,182) (56,827,697) (66,599,824) (25,246,832) (49,417,730) – –
(1,036,381) (884,708) (39,511,908) (30,897,134) (29,713,745) (40,437,458) 8,493,030 1,683
– – – – – – – –
(323,843) (487,844) (6,803,593) (8,764,650) (413,453) (731,470) (5,442,168) –
(110,619) (52,828) (2,357,144) (3,737,945) (3,878) (5,068) (5,498) –
(10,022) (18,443) (45,787) (54,059) (2,040) (5,320) (173,635) –
(62,131) (84,359) (1,482,073) (1,858,391) (1,475,235) (1,789,546) (1,511,094) –
(31,373) (37,989) (1,525,381) (2,180,067) (11,688) (21,204) (1,360,059) –
– – (12,910,937) (19,622,894) (5,625,058) (9,740,076) – –
(537,988) (681,463) (25,124,915) (36,218,006) (7,531,352) (12,292,684) (8,492,454) –
11,211,872 2,304,271 157,013,757 150,461,529 5,903,777 13,726,940 198,286,700 483,709,427
12,029,924 4,606,995 29,185,717 91,689,510 366,976 418,499 121,445 322,145
– – 442,710 850,249 19,693 192,328 15,248,801 31,230,445
1,724,444 2,645,875 30,128,461 11,128,696 58,789,316 139,839,342 100,332,416 144,709,833
1,273,176 535,350 3,389,163 8,022,273 169,403 308,003 46,552,846 102,767,008
– – 66,751,995 204,621,279 107,403,489 308,302,866 – –
96,484 67,525 3,969,269 5,451,998 413,406 731,227 5,424,994 –
100,084 33,172 1,283,553 2,125,853 3,396 4,237 4,898 –
– – 45,787 54,059 890 3,357 173,567 –
52,594 66,626 1,482,073 1,858,391 1,475,225 1,789,505 1,511,094 –
21,564 20,373 1,417,418 2,031,441 11,434 20,924 1,335,145 –
– – – 1,208,893 – 3,891,220 – –
(1,731,233) (773,688) (94,751,020) (282,035,075) (9,640,929) (10,842,931) (175,170,765) (408,503,941)
(862,650) (691,403) (99,953,195) (81,160,217) (159,170) (304,566) (246,649) (372,778)
– – (480,425) (246,675) (325,142) (143,207) (12,299,695) (39,495,914)
(1,065,380) (1,551,244) (9,917,464) (33,010,354) (73,538) (656,564) (57,983,685) (168,970,415)
(258,500) (436,263) (14,023,865) (23,544,303) (475,062) (1,690,466) (54,214,971) (124,750,417)
– – (152,934,091) (155,160,597) (134,299,921) (106,988,915) – –
22,592,379 6,827,589 (76,950,157) (95,653,050) 29,583,243 348,601,799 69,076,141 20,645,393
21,018,010 5,261,418 (141,586,980) (162,768,190) (7,661,854) 295,871,657 69,076,717 20,647,076
38,257,909 32,996,491 1,996,717,917 2,159,486,107 1,361,698,249 1,065,826,592 1,450,391,018 1,429,743,942
$ 59,275,919 $ 38,257,909 $ 1,855,130,937 $ 1,996,717,917 $ 1,354,036,395 $ 1,361,698,249 $ 1,519,467,735 $ 1,450,391,018
1,161,174 226,753 15,785,780 14,534,510 614,574 1,371,419 198,286,700 483,709,427
1,248,205 456,273 2,933,223 8,821,301 38,336 42,316 121,445 322,145
– – 44,149 81,408 2,051 19,057 15,248,801 31,230,445
178,016 261,882 3,011,022 1,066,147 6,105,484 13,960,449 100,332,416 144,709,833
130,848 52,941 340,226 769,209 17,613 30,707 46,552,846 102,767,009
– – 6,681,532 19,626,031 11,130,416 30,713,554 – –
10,036 6,669 398,662 524,796 43,044 73,122 5,424,994 —
10,408 3,294 128,734 204,951 354 424 4,898 –
– – 4,593 5,204 93 336 173,567 –
5,459 6,576 148,700 178,732 153,780 179,190 1,511,094 –
2,240 2,009 142,224 195,570 1,192 2,094 1,335,145 –
– – – 116,576 – 389,902 – –
(179,922) (76,880) (9,479,133) (26,994,601) (1,000,596) (1,079,681) (175,170,764) (408,503,941)
(89,459) (69,159) (10,017,545) (7,800,862) (16,487) (30,375) (246,649) (372,778)
– – (48,157) (23,588) (33,694) (14,166) (12,299,695) (39,495,914)
(110,258) (152,091) (990,442) (3,168,360) (7,639) (66,211) (57,983,685) (168,970,415)
(26,893) (43,035) (1,401,808) (2,264,887) (49,527) (168,362) (54,214,971) (124,750,417)
– – (15,360,994) (14,977,065) (13,969,685) (10,689,125) – –
2,339,854 675,232 (7,679,234) (9,104,928) 3,029,309 34,734,650 69,076,142 20,645,394

TIAA-CREF Funds
Financial highlights
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
8.1
BOND INDEX FUND
Institutional Class: 9/30/22
#
$ 10 .44 $ 0 .12 $ ( 1 .08 ) $ ( 0 .96 ) $ ( 0 .12 ) $ — $ ( 0 .12 ) $ 9 .36
3/31/22 11 .14 0 .21 ( 0 .68 ) ( 0 .47 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 10 .44
3/31/21 11 .40 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .09 ) ( 0 .33 ) 11 .14
3/31/20 10 .76 0 .29 0 .64 0 .93 ( 0 .29 ) — ( 0 .29 ) 11 .40
3/31/19 10 .58 0 .29 0 .18 0 .47 ( 0 .29 ) — ( 0 .29 ) 10 .76
3/31/18 10 .75 0 .26 ( 0 .17 ) 0 .09 ( 0 .26 ) ( 0 .00 )
d
( 0 .26 ) 10 .58
Advisor Class: 9/30/22
#
10 .44 0 .11 ( 1 .08 ) ( 0 .97 ) ( 0 .11 ) — ( 0 .11 ) 9 .36
3/31/22 11 .14 0 .20 ( 0 .68 ) ( 0 .48 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 10 .44
3/31/21 11 .41 0 .23 ( 0 .18 ) 0 .05 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 11 .14
3/31/20 10 .76 0 .27 0 .66 0 .93 ( 0 .28 ) — ( 0 .28 ) 11 .41
3/31/19 10 .59 0 .28 0 .17 0 .45 ( 0 .28 ) — ( 0 .28 ) 10 .76
3/31/18 10 .76 0 .25 ( 0 .17 ) 0 .08 ( 0 .25 ) ( 0 .00 )
d
( 0 .25 ) 10 .59
Premier Class: 9/30/22
#
10 .44 0 .11 ( 1 .08 ) ( 0 .97 ) ( 0 .11 ) — ( 0 .11 ) 9 .36
3/31/22 11 .14 0 .19 ( 0 .68 ) ( 0 .49 ) ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 10 .44
3/31/21 11 .40 0 .22 ( 0 .16 ) 0 .06 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 11 .14
3/31/20 10 .76 0 .27 0 .64 0 .91 ( 0 .27 ) — ( 0 .27 ) 11 .40
3/31/19 10 .58 0 .27 0 .18 0 .45 ( 0 .27 ) — ( 0 .27 ) 10 .76
3/31/18 10 .75 0 .25 ( 0 .17 ) 0 .08 ( 0 .25 ) ( 0 .00 )
d
( 0 .25 ) 10 .58
Retirement Class: 9/30/22
#
10 .45 0 .11 ( 1 .09 ) ( 0 .98 ) ( 0 .11 ) — ( 0 .11 ) 9 .36
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
3/31/21 11 .41 0 .21 ( 0 .17 ) 0 .04 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 11 .15
3/31/20 10 .77 0 .26 0 .64 0 .90 ( 0 .26 ) — ( 0 .26 ) 11 .41
3/31/19 10 .59 0 .26 0 .18 0 .44 ( 0 .26 ) — ( 0 .26 ) 10 .77
3/31/18 10 .75 0 .24 ( 0 .16 ) 0 .08 ( 0 .24 ) ( 0 .00 )
d
( 0 .24 ) 10 .59
Retail Class: 9/30/22
#
10 .45 0 .10 ( 1 .09 ) ( 0 .99 ) ( 0 .10 ) — ( 0 .10 ) 9 .36
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
3/31/21 11 .41 0 .21 ( 0 .17 ) 0 .04 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 11 .15
3/31/20 10 .77 0 .25 0 .64 0 .89 ( 0 .25 ) — ( 0 .25 ) 11 .41
3/31/19 10 .59 0 .26 0 .18 0 .44 ( 0 .26 ) — ( 0 .26 ) 10 .77
3/31/18 10 .75 0 .23 ( 0 .16 ) 0 .07 ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 10 .59
Class W: 9/30/22
#
10 .44 0 .12 ( 1 .08 ) ( 0 .96 ) ( 0 .12 ) — ( 0 .12 ) 9 .36
3/31/22 11 .15 0 .22 ( 0 .69 ) ( 0 .47 ) ( 0 .22 ) ( 0 .02 ) ( 0 .24 ) 10 .44
3/31/21 11 .41 0 .25 ( 0 .16 ) 0 .09 ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 11 .15
3/31/20 10 .76 0 .30 0 .65 0 .95 ( 0 .30 ) — ( 0 .30 ) 11 .41
3/31/19
†
10 .43 0 .16 0 .32 0 .48 ( 0 .15 ) — ( 0 .15 ) 10 .76
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 9 .26 ) %
b
$ 8,607,266 0 .08%
c
0 .08%
c
2 .38%
c
12%
b
( 4 .32 ) 9,680,082 0 .09 0 .09 1 .90 18
0 .46 9,712,952 0 .11 0 .11 2 .09 29
8 .83 10,054,559 0 .11 0 .11 2 .61 32
4 .55 6,445,380 0 .11 0 .11 2 .75 20
0 .89 9,558,420 0 .12 0 .12 2 .45 15
( 9 .30 )
b
17,091 0 .18
c
0 .18
c
2 .30
c
12
b
( 4 .41 ) 14,176 0 .19 0 .19 1 .79 18
0 .36 18,746 0 .21 0 .21 1 .98 29
8 .73 17,005 0 .22 0 .22 2 .48 32
4 .33 1,139 0 .22 0 .22 2 .74 20
0 .78 282 0 .20 0 .20 2 .30 15
( 9 .33 )
b
23,361 0 .23
c
0 .23
c
2 .23
c
12
b
( 4 .46 ) 25,715 0 .24 0 .24 1 .75 18
0 .40 28,867 0 .26 0 .26 1 .94 29
8 .58 25,927 0 .27 0 .27 2 .46 32
4 .39 21,379 0 .26 0 .26 2 .61 20
0 .74 33,640 0 .27 0 .27 2 .30 15
( 9 .46 )
b
554,458 0 .33
c
0 .33
c
2 .13
c
12
b
( 4 .55 ) 628,526 0 .34 0 .34 1 .65 18
0 .30 613,853 0 .36 0 .36 1 .84 29
8 .46 449,368 0 .37 0 .37 2 .36 32
4 .29 258,787 0 .36 0 .36 2 .53 20
0 .73 179,875 0 .37 0 .37 2 .20 15
( 9 .49 )
b
28,192 0 .38
c
0 .38
c
2 .08
c
12
b
( 4 .61 ) 31,980 0 .44 0 .40 1 .59 18
0 .24 36,033 0 .42 0 .42 1 .78 29
8 .39 29,641 0 .43 0 .43 2 .29 32
4 .20 21,544 0 .44 0 .44 2 .43 20
0 .66 20,927 0 .44 0 .44 2 .12 15
( 9 .22 )
b
9,632,563 0 .08
c
0.00
c
2 .46
c
12
b
( 4 .32 ) 10,746,686 0 .09 0.00 2 .00 18
0 .66 9,108,797 0 .11 0.00 2 .19 29
8 .96 5,983,462 0 .11 0.00 2 .72 32
4 .69
b
4,605,482 0 .11
c
0.00
c
2 .97
c
20

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
8.2
CORE BOND FUND
Institutional Class: 9/30/22
#
$ 9 .97 $ 0 .14 $ ( 1 .09 ) $ ( 0 .95 ) $ ( 0 .14 ) $ — $ ( 0 .14 ) $ 8 .88
3/31/22 10 .65 0 .21 ( 0 .64 ) ( 0 .43 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 9 .97
3/31/21 10 .48 0 .25 0 .37 0 .62 ( 0 .25 ) ( 0 .20 ) ( 0 .45 ) 10 .65
3/31/20 10 .29 0 .30 0 .19 0 .49 ( 0 .30 ) — ( 0 .30 ) 10 .48
3/31/19 10 .18 0 .32 0 .11 0 .43 ( 0 .32 ) — ( 0 .32 ) 10 .29
3/31/18 10 .30 0 .31 ( 0 .12 ) 0 .19 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 10 .18
Advisor Class: 9/30/22
#
9 .98 0 .13 ( 1 .09 ) ( 0 .96 ) ( 0 .13 ) — ( 0 .13 ) 8 .89
3/31/22 10 .66 0 .20 ( 0 .64 ) ( 0 .44 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 9 .98
3/31/21 10 .49 0 .24 0 .36 0 .60 ( 0 .23 ) ( 0 .20 ) ( 0 .43 ) 10 .66
3/31/20 10 .30 0 .29 0 .19 0 .48 ( 0 .29 ) — ( 0 .29 ) 10 .49
3/31/19 10 .18 0 .31 0 .12 0 .43 ( 0 .31 ) — ( 0 .31 ) 10 .30
3/31/18 10 .30 0 .30 ( 0 .11 ) 0 .19 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 10 .18
Premier Class: 9/30/22
#
9 .97 0 .13 ( 1 .09 ) ( 0 .96 ) ( 0 .13 ) — ( 0 .13 ) 8 .88
3/31/22 10 .65 0 .19 ( 0 .64 ) ( 0 .45 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 9 .97
3/31/21 10 .49 0 .23 0 .36 0 .59 ( 0 .23 ) ( 0 .20 ) ( 0 .43 ) 10 .65
3/31/20 10 .30 0 .29 0 .18 0 .47 ( 0 .28 ) — ( 0 .28 ) 10 .49
3/31/19 10 .18 0 .31 0 .12 0 .43 ( 0 .31 ) — ( 0 .31 ) 10 .30
3/31/18 10 .30 0 .29 ( 0 .11 ) 0 .18 ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 10 .18
Retirement Class: 9/30/22
#
10 .16 0 .13 ( 1 .11 ) ( 0 .98 ) ( 0 .13 ) — ( 0 .13 ) 9 .05
3/31/22 10 .85 0 .19 ( 0 .65 ) ( 0 .46 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 10 .16
3/31/21 10 .67 0 .23 0 .37 0 .60 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 10 .85
3/31/20 10 .48 0 .28 0 .19 0 .47 ( 0 .28 ) — ( 0 .28 ) 10 .67
3/31/19 10 .36 0 .30 0 .12 0 .42 ( 0 .30 ) — ( 0 .30 ) 10 .48
3/31/18 10 .49 0 .28 ( 0 .12 ) 0 .16 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 10 .36
Retail Class: 9/30/22
#
10 .15 0 .12 ( 1 .11 ) ( 0 .99 ) ( 0 .12 ) — ( 0 .12 ) 9 .04
3/31/22 10 .84 0 .18 ( 0 .65 ) ( 0 .47 ) ( 0 .18 ) ( 0 .04 ) ( 0 .22 ) 10 .15
3/31/21 10 .66 0 .22 0 .38 0 .60 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 10 .84
3/31/20 10 .47 0 .28 0 .18 0 .46 ( 0 .27 ) — ( 0 .27 ) 10 .66
3/31/19 10 .35 0 .30 0 .12 0 .42 ( 0 .30 ) — ( 0 .30 ) 10 .47
3/31/18 10 .48 0 .28 ( 0 .12 ) 0 .16 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 10 .35
Class W: 9/30/22
#
9 .97 0 .15 ( 1 .09 ) ( 0 .94 ) ( 0 .15 ) — ( 0 .15 ) 8 .88
3/31/22 10 .65 0 .24 ( 0 .64 ) ( 0 .40 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 9 .97
3/31/21 10 .48 0 .28 0 .37 0 .65 ( 0 .28 ) ( 0 .20 ) ( 0 .48 ) 10 .65
3/31/20 10 .29 0 .33 0 .19 0 .52 ( 0 .33 ) — ( 0 .33 ) 10 .48
3/31/19
†
10 .00 0 .18 0 .29 0 .47 ( 0 .18 ) — ( 0 .18 ) 10 .29
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio
turnover
rate excluding
mortgage
dollar rolls
( 9 .63 ) %
b
$ 4,254,235 0 .29%
c
0 .29%
c
2 .89%
c
95%
b
60%
b
( 4 .14 ) 4,490,250 0 .29 0 .29 1 .98 295
f
96
f
5 .84 2,825,828 0 .29 0 .29 2 .27 229 117
4 .75 1,753,879 0 .30 0 .30 2 .86 133 125
4 .38 954,430 0 .30 0 .30 3 .16 138 125
1 .83 4,343,864 0 .30 0 .30 2 .95 155 130
( 9 .68 )
b
868,956 0 .42
c
0 .42
c
2 .74
c
95
b
60
b
( 4 .26 ) 989,602 0 .42 0 .42 1 .85 295
f
96
f
5 .70 753,975 0 .42 0 .42 2 .16 229 117
4 .61 906,706 0 .43 0 .43 2 .73 133 125
4 .37 933,420 0 .44 0 .44 3 .15 138 125
1 .74 5,148 0 .38 0 .38 2 .95 155 130
( 9 .70 )
b
5,812 0 .44
c
0 .44
c
2 .73
c
95
b
60
b
( 4 .28 ) 6,596 0 .44 0 .44 1 .81 295
f
96
f
5 .58 11,648 0 .44 0 .44 2 .13 229 117
4 .60 13,685 0 .45 0 .45 2 .71 133 125
4 .32 14,729 0 .45 0 .45 3 .05 138 125
1 .67 25,584 0 .45 0 .45 2 .79 155 130
( 9 .73 )
b
136,603 0 .54
c
0 .54
c
2 .63
c
95
b
60
b
( 4 .36 ) 162,596 0 .54 0 .54 1 .71 295
f
96
f
5 .51 210,938 0 .54 0 .54 2 .03 229 117
4 .56 208,899 0 .55 0 .55 2 .61 133 125
4 .20 197,645 0 .55 0 .55 2 .98 138 125
1 .49 213,497 0 .55 0 .55 2 .69 155 130
( 9 .77 )
b
79,327 0 .58
c
0 .58
c
2 .58
c
95
b
60
b
( 4 .38 ) 93,247 0 .59 0 .55 1 .70 295
f
96
f
5 .47 107,280 0 .58 0 .58 1 .99 229 117
4 .52 106,363 0 .59 0 .59 2 .57 133 125
4 .16 92,455 0 .60 0 .60 2 .93 138 125
1 .45 97,066 0 .60 0 .60 2 .65 155 130
( 9 .50 )
b
3,724,397 0 .29
c
0.00
c
3 .16
c
95
b
60
b
( 3 .86 ) 4,672,235 0 .29 0.00 2 .25 295
f
96
f
6 .15 4,793,554 0 .29 0.00 2 .56 229 117
5 .06 3,614,517 0 .30 0.00 3 .16 133 125
4 .77
b
3,741,378 0 .30
c
0.00
c
3 .64
c
138 125

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
8.3
CORE IMPACT BOND FUND
Institutional Class: 9/30/22
#
$ 9 .87 $ 0 .13 $ ( 1 .07 ) $ ( 0 .94 ) $ ( 0 .13 ) $ — $ ( 0 .13 ) $ 8 .80
3/31/22 10 .48 0 .18 ( 0 .61 ) ( 0 .43 ) ( 0 .18 ) ( 0 .00 )
d
( 0 .18 ) 9 .87
3/31/21 10 .41 0 .21 0 .33 0 .54 ( 0 .21 ) ( 0 .26 ) ( 0 .47 ) 10 .48
3/31/20 10 .28 0 .28 0 .20 0 .48 ( 0 .28 ) ( 0 .07 ) ( 0 .35 ) 10 .41
3/31/19 10 .14 0 .30 0 .14 0 .44 ( 0 .30 ) — ( 0 .30 ) 10 .28
3/31/18 10 .18 0 .27 ( 0 .05 ) 0 .22 ( 0 .26 ) — ( 0 .26 ) 10 .14
Advisor Class: 9/30/22
#
9 .88 0 .12 ( 1 .08 ) ( 0 .96 ) ( 0 .12 ) — ( 0 .12 ) 8 .80
3/31/22 10 .48 0 .17 ( 0 .59 ) ( 0 .42 ) ( 0 .18 ) ( 0 .00 )
d
( 0 .18 ) 9 .88
3/31/21 10 .42 0 .20 0 .32 0 .52 ( 0 .20 ) ( 0 .26 ) ( 0 .46 ) 10 .48
3/31/20 10 .29 0 .27 0 .20 0 .47 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 10 .42
3/31/19 10 .15 0 .30 0 .14 0 .44 ( 0 .30 ) — ( 0 .30 ) 10 .29
3/31/18 10 .19 0 .26 ( 0 .05 ) 0 .21 ( 0 .25 ) — ( 0 .25 ) 10 .15
Premier Class: 9/30/22
#
9 .88 0 .12 ( 1 .08 ) ( 0 .96 ) ( 0 .12 ) — ( 0 .12 ) 8 .80
3/31/22 10 .48 0 .16 ( 0 .60 ) ( 0 .44 ) ( 0 .16 ) ( 0 .00 )
d
( 0 .16 ) 9 .88
3/31/21 10 .42 0 .19 0 .32 0 .51 ( 0 .19 ) ( 0 .26 ) ( 0 .45 ) 10 .48
3/31/20 10 .29 0 .27 0 .20 0 .47 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 10 .42
3/31/19 10 .15 0 .28 0 .14 0 .42 ( 0 .28 ) — ( 0 .28 ) 10 .29
3/31/18 10 .19 0 .25 ( 0 .05 ) 0 .20 ( 0 .24 ) — ( 0 .24 ) 10 .15
Retirement Class: 9/30/22
#
9 .88 0 .12 ( 1 .08 ) ( 0 .96 ) ( 0 .12 ) — ( 0 .12 ) 8 .80
3/31/22 10 .48 0 .15 ( 0 .59 ) ( 0 .44 ) ( 0 .16 ) ( 0 .00 )
d
( 0 .16 ) 9 .88
3/31/21 10 .41 0 .18 0 .33 0 .51 ( 0 .18 ) ( 0 .26 ) ( 0 .44 ) 10 .48
3/31/20 10 .29 0 .26 0 .19 0 .45 ( 0 .26 ) ( 0 .07 ) ( 0 .33 ) 10 .41
3/31/19 10 .14 0 .28 0 .15 0 .43 ( 0 .28 ) — ( 0 .28 ) 10 .29
3/31/18 10 .19 0 .24 ( 0 .06 ) 0 .18 ( 0 .23 ) — ( 0 .23 ) 10 .14
Retail Class: 9/30/22
#
9 .87 0 .11 ( 1 .08 ) ( 0 .97 ) ( 0 .11 ) — ( 0 .11 ) 8 .79
3/31/22 10 .47 0 .15 ( 0 .60 ) ( 0 .45 ) ( 0 .15 ) ( 0 .00 )
d
( 0 .15 ) 9 .87
3/31/21 10 .40 0 .18 0 .33 0 .51 ( 0 .18 ) ( 0 .26 ) ( 0 .44 ) 10 .47
3/31/20 10 .28 0 .25 0 .19 0 .44 ( 0 .25 ) ( 0 .07 ) ( 0 .32 ) 10 .40
3/31/19 10 .14 0 .27 0 .14 0 .41 ( 0 .27 ) — ( 0 .27 ) 10 .28
3/31/18 10 .18 0 .24 ( 0 .05 ) 0 .19 ( 0 .23 ) — ( 0 .23 ) 10 .14
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio
turnover
rate excluding
mortgage
dollar rolls
( 9 .61 ) %
b
$ 3,984,111 0 .37%
c
0 .36%
c
2 .70%
c
93%
b
67%
b
( 4 .16 ) 4,648,095 0 .38 0 .38 1 .72 255 112
5 .13 4,169,777 0 .35 0 .35 1 .92 293 186
4 .74 3,223,141 0 .36 0 .36 2 .68 115
f
110
f
4 .47 1,961,314 0 .37 0 .37 3 .02 90 82
2 .14 1,203,023 0 .39 0 .39 2 .61 112 89
( 9 .73 )
b
1,432,252 0 .44
c
0 .42
c
2 .65
c
93
b
67
b
( 4 .12 ) 1,526,575 0 .44 0 .44 1 .66 255 112
4 .95 1,286,125 0 .43 0 .43 1 .83 293 186
4 .64 930,083 0 .46 0 .46 2 .58 115
f
110
f
4 .39 554,143 0 .44 0 .44 2 .97 90 82
2 .09 239,374 0 .44 0 .44 2 .55 112 89
( 9 .78 )
b
23,442 0 .66
c
0 .54
c
2 .53
c
93
b
67
b
( 4 .23 ) 27,068 0 .58 0 .55 1 .53 255 112
4 .85 32,891 0 .53 0 .53 1 .76 293 186
4 .57 30,850 0 .53 0 .53 2 .51 115
f
110
f
4 .28 36,827 0 .55 0 .55 2 .84 90 82
1 .99 30,079 0 .54 0 .54 2 .44 112 89
( 9 .81 )
b
309,304 0 .62
c
0 .61
c
2 .45
c
93
b
67
b
( 4 .31 ) 382,704 0 .63 0 .63 1 .45 255 112
4 .87 472,112 0 .60 0 .60 1 .69 293 186
4 .38 527,044 0 .61 0 .61 2 .43 115
f
110
f
4 .31 467,437 0 .62 0 .62 2 .77 90 82
1 .79 364,848 0 .64 0 .64 2 .34 112 89
( 9 .83 )
b
263,075 0 .64
c
0 .62
c
2 .43
c
93
b
67
b
( 4 .32 ) 330,332 0 .64 0 .64 1 .45 255 112
4 .87 304,704 0 .61 0 .61 1 .67 293 186
4 .35 233,432 0 .64 0 .64 2 .40 115
f
110
f
4 .18 172,447 0 .65 0 .65 2 .72 90 82
1 .88 176,995 0 .65 0 .65 2 .33 112 89

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
8.4
CORE PLUS BOND FUND
Institutional Class: 9/30/22
#
$ 10 .03 $ 0 .16 $ ( 1 .15 ) $ ( 0 .99 ) $ ( 0 .16 ) $ — $ ( 0 .16 ) $ 8 .88
3/31/22 10 .82 0 .26 ( 0 .64 ) ( 0 .38 ) ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 10 .03
3/31/21 10 .38 0 .29 0 .52 0 .81 ( 0 .29 ) ( 0 .08 ) ( 0 .37 ) 10 .82
3/31/20 10 .35 0 .32 0 .03 0 .35 ( 0 .32 ) — ( 0 .32 ) 10 .38
3/31/19 10 .24 0 .35 0 .10 0 .45 ( 0 .34 ) — ( 0 .34 ) 10 .35
3/31/18 10 .36 0 .33 ( 0 .11 ) 0 .22 ( 0 .33 ) ( 0 .01 ) ( 0 .34 ) 10 .24
Advisor Class: 9/30/22
#
10 .04 0 .15 ( 1 .15 ) ( 1 .00 ) ( 0 .15 ) — ( 0 .15 ) 8 .89
3/31/22 10 .83 0 .26 ( 0 .65 ) ( 0 .39 ) ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 10 .04
3/31/21 10 .39 0 .29 0 .51 0 .80 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .83
3/31/20 10 .36 0 .31 0 .03 0 .34 ( 0 .31 ) — ( 0 .31 ) 10 .39
3/31/19 10 .25 0 .34 0 .11 0 .45 ( 0 .34 ) — ( 0 .34 ) 10 .36
3/31/18 10 .37 0 .32 ( 0 .11 ) 0 .21 ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 10 .25
Premier Class: 9/30/22
#
10 .03 0 .15 ( 1 .15 ) ( 1 .00 ) ( 0 .15 ) — ( 0 .15 ) 8 .88
3/31/22 10 .82 0 .25 ( 0 .65 ) ( 0 .40 ) ( 0 .24 ) ( 0 .15 ) ( 0 .39 ) 10 .03
3/31/21 10 .38 0 .28 0 .51 0 .79 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .82
3/31/20 10 .35 0 .31 0 .02 0 .33 ( 0 .30 ) — ( 0 .30 ) 10 .38
3/31/19 10 .24 0 .33 0 .11 0 .44 ( 0 .33 ) — ( 0 .33 ) 10 .35
3/31/18 10 .36 0 .32 ( 0 .12 ) 0 .20 ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 10 .24
Retirement Class: 9/30/22
#
10 .04 0 .15 ( 1 .14 ) ( 0 .99 ) ( 0 .15 ) — ( 0 .15 ) 8 .90
3/31/22 10 .84 0 .24 ( 0 .66 ) ( 0 .42 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .04
3/31/21 10 .40 0 .27 0 .51 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
3/31/20 10 .37 0 .30 0 .02 0 .32 ( 0 .29 ) — ( 0 .29 ) 10 .40
3/31/19 10 .26 0 .32 0 .11 0 .43 ( 0 .32 ) — ( 0 .32 ) 10 .37
3/31/18 10 .37 0 .31 ( 0 .11 ) 0 .20 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 10 .26
Retail Class: 9/30/22
#
10 .05 0 .14 ( 1 .15 ) ( 1 .01 ) ( 0 .14 ) — ( 0 .14 ) 8 .90
3/31/22 10 .84 0 .24 ( 0 .65 ) ( 0 .41 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .05
3/31/21 10 .40 0 .26 0 .52 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
3/31/20 10 .38 0 .29 0 .01 0 .30 ( 0 .28 ) — ( 0 .28 ) 10 .40
3/31/19 10 .26 0 .32 0 .11 0 .43 ( 0 .31 ) — ( 0 .31 ) 10 .38
3/31/18 10 .38 0 .30 ( 0 .11 ) 0 .19 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 10 .26
Class W: 9/30/22
#
10 .03 0 .17 ( 1 .15 ) ( 0 .98 ) ( 0 .17 ) — ( 0 .17 ) 8 .88
3/31/22 10 .82 0 .30 ( 0 .65 ) ( 0 .35 ) ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 10 .03
3/31/21 10 .38 0 .32 0 .52 0 .84 ( 0 .32 ) ( 0 .08 ) ( 0 .40 ) 10 .82
3/31/20 10 .36 0 .36 0 .01 0 .37 ( 0 .35 ) — ( 0 .35 ) 10 .38
3/31/19
†
10 .07 0 .19 0 .29 0 .48 ( 0 .19 ) — ( 0 .19 ) 10 .36
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio
turnover
rate excluding
mortgage
dollar rolls
( 9 .97 ) %
b
$ 1,343,410 0 .30%
c
0 .30%
c
3 .33%
c
90%
b
72%
b
( 3 .72 ) 1,557,970 0 .30 0 .30 2 .45 251 97
7 .83 1,608,213 0 .30 0 .30 2 .66 169 84
3 .31 1,383,899 0 .30 0 .30 3 .04 94
f
85
f
4 .56 1,185,094 0 .30 0 .30 3 .39 106 90
2 .07 3,434,043 0 .30 0 .30 3 .19 156 116
( 10 .00 )
b
118,575 0 .38
c
0 .38
c
3 .23
c
90
b
72
b
( 3 .79 ) 162,811 0 .38 0 .38 2 .36 251 97
7 .74 208,321 0 .37 0 .37 2 .60 169 84
3 .24 211,366 0 .38 0 .38 2 .93 94
f
85
f
4 .51 35,007 0 .35 0 .35 3 .39 106 90
1 .99 24,604 0 .37 0 .37 3 .17 156 116
( 10 .04 )
b
6,028 0 .45
c
0 .45
c
3 .17
c
90
b
72
b
( 3 .86 ) 7,305 0 .45 0 .45 2 .30 251 97
7 .67 8,155 0 .45 0 .45 2 .53 169 84
3 .16 9,431 0 .45 0 .45 2 .89 94
f
85
f
4 .41 10,707 0 .45 0 .45 3 .25 106 90
1 .92 22,115 0 .46 0 .46 3 .02 156 116
( 9 .97 )
b
264,569 0 .55
c
0 .55
c
3 .07
c
90
b
72
b
( 4 .04 ) 326,659 0 .55 0 .55 2 .20 251 97
7 .55 397,965 0 .55 0 .55 2 .42 169 84
3 .06 394,611 0 .55 0 .55 2 .79 94
f
85
f
4 .30 436,641 0 .55 0 .55 3 .18 106 90
1 .92 426,965 0 .55 0 .55 2 .94 156 116
( 10 .09 )
b
233,841 0 .62
c
0 .62
c
3 .01
c
90
b
72
b
( 3 .95 ) 270,848 0 .61 0 .56 2 .19 251 97
7 .48 302,270 0 .61 0 .61 2 .36 169 84
2 .90 298,496 0 .61 0 .61 2 .73 94
f
85
f
4 .33 256,549 0 .62 0 .62 3 .11 106 90
1 .75 264,757 0 .62 0 .62 2 .87 156 116
( 9 .84 )
b
2,371,634 0 .30
c
0.00
c
3 .62
c
90
b
72
b
( 3 .43 ) 2,925,520 0 .30 0.00 2 .75 251 97
8 .14 3,039,900 0 .30 0.00 2 .95 169 84
3 .52 2,268,780 0 .30 0.00 3 .34 94
f
85
f
4 .82
b
2,370,116 0 .31
c
0.00
c
3 .84
c
106 90

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
8.5
5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class: 9/30/22
#
$ 10 .04 $ 0 .12 $ ( 0 .73 ) $ ( 0 .61 ) $ ( 0 .12 ) $ — $ ( 0 .12 ) $ 9 .31
3/31/22 10 .90 0 .22 ( 0 .78 ) ( 0 .56 ) ( 0 .23 ) ( 0 .07 ) ( 0 .30 ) 10 .04
3/31/21 10 .50 0 .24 0 .43 0 .67 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 10 .90
3/31/20 10 .55 0 .26 ( 0 .03 ) 0 .23 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 10 .50
3/31/19 10 .26 0 .27 0 .30 0 .57 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .55
3/31/18 10 .25 0 .24 0 .01 0 .25 ( 0 .24 ) ( 0 .00 )
d
( 0 .24 ) 10 .26
Advisor Class: 9/30/22
#
10 .03 0 .11 ( 0 .73 ) ( 0 .62 ) ( 0 .11 ) — ( 0 .11 ) 9 .30
3/31/22 10 .89 0 .21 ( 0 .79 ) ( 0 .58 ) ( 0 .21 ) ( 0 .07 ) ( 0 .28 ) 10 .03
3/31/21 10 .50 0 .23 0 .42 0 .65 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 10 .89
3/31/20 10 .55 0 .25 ( 0 .02 ) 0 .23 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 10 .50
3/31/19 10 .26 0 .26 0 .30 0 .56 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 10 .55
3/31/18 10 .25 0 .24 0 .01 0 .25 ( 0 .24 ) ( 0 .00 )
d
( 0 .24 ) 10 .26
Retail Class: 9/30/22
#
10 .05 0 .10 ( 0 .73 ) ( 0 .63 ) ( 0 .10 ) — ( 0 .10 ) 9 .32
3/31/22 10 .91 0 .20 ( 0 .79 ) ( 0 .59 ) ( 0 .20 ) ( 0 .07 ) ( 0 .27 ) 10 .05
3/31/21 10 .51 0 .21 0 .43 0 .64 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 10 .91
3/31/20 10 .56 0 .23 ( 0 .03 ) 0 .20 ( 0 .23 ) ( 0 .02 ) ( 0 .25 ) 10 .51
3/31/19 10 .27 0 .24 0 .30 0 .54 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .56
3/31/18 10 .26 0 .21 0 .01 0 .22 ( 0 .21 ) ( 0 .00 )
d
( 0 .21 ) 10 .27
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 6 .16 ) %
b
$ 16,789 0 .34%
c
0 .30%
c
2 .37%
c
1%
b
( 5 .31 ) 18,226 0 .33 0 .30 2 .09 9
6 .48 8,099 0 .32 0 .30 2 .24 23
2 .21 4,946 0 .33 0 .30 2 .43 21
5 .64 5,091 0 .35 0 .31 2 .71 43
2 .48 1,401 0 .38 0 .35 2 .31 29
( 6 .21 )
b
631 0 .42
c
0 .38
c
2 .29
c
1
b
( 5 .42 ) 683 0 .43 0 .40 1 .97 9
6 .30 666 0 .40 0 .38 2 .16 23
2 .14 966 0 .41 0 .38 2 .36 21
5 .58 228 0 .41 0 .38 2 .58 43
2 .49 100 0 .37 0 .34 2 .34 29
( 6 .28 )
b
225,595 0 .62
c
0 .58
c
2 .08
c
1
b
( 5 .54 ) 248,157 0 .61 0 .54 1 .83 9
6 .18 272,018 0 .59 0 .58 1 .97 23
1 .93 264,478 0 .61 0 .58 2 .17 21
5 .34 265,913 0 .63 0 .60 2 .34 43
2 .20 266,695 0 .65 0 .62 2 .06 29

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
8.6
GREEN BOND FUND
Institutional Class: 9/30/22
#
$ 9 .95 $ 0 .14 $ ( 1 .04 ) $ ( 0 .90 ) $ ( 0 .14 ) $ — $ ( 0 .14 ) $ 8 .91
3/31/22 10 .62 0 .24 ( 0 .61 ) ( 0 .37 ) ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .95
3/31/21 10 .22 0 .27 0 .58 0 .85 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 10 .62
3/31/20 10 .33 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 10 .22
3/31/19* 10 .00 0 .14 0 .33 0 .47 ( 0 .14 ) — ( 0 .14 ) 10 .33
Advisor Class: 9/30/22
#
9 .95 0 .15 ( 1 .05 ) ( 0 .90 ) ( 0 .14 ) — ( 0 .14 ) 8 .91
3/31/22 10 .62 0 .24 ( 0 .62 ) ( 0 .38 ) ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 9 .95
3/31/21 10 .22 0 .27 0 .58 0 .85 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 10 .62
3/31/20 10 .33 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 10 .22
3/31/19* 10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
Premier Class: 9/30/22
#
9 .95 0 .14 ( 1 .04 ) ( 0 .90 ) ( 0 .14 ) — ( 0 .14 ) 8 .91
3/31/22 10 .62 0 .23 ( 0 .62 ) ( 0 .39 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
3/31/21 10 .22 0 .26 0 .58 0 .84 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .62
3/31/20 10 .33 0 .32 ( 0 .02 ) 0 .30 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 10 .22
3/31/19* 10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
Retirement Class: 9/30/22
#
9 .95 0 .13 ( 1 .04 ) ( 0 .91 ) ( 0 .13 ) — ( 0 .13 ) 8 .91
3/31/22 10 .63 0 .23 ( 0 .63 ) ( 0 .40 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
3/31/21 10 .22 0 .26 0 .59 0 .85 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .63
3/31/20 10 .33 0 .31 ( 0 .01 ) 0 .30 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 10 .22
3/31/19* 10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
Retail Class: 9/30/22
#
9 .95 0 .13 ( 1 .04 ) ( 0 .91 ) ( 0 .13 ) — ( 0 .13 ) 8 .91
3/31/22 10 .63 0 .22 ( 0 .63 ) ( 0 .41 ) ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 9 .95
3/31/21 10 .22 0 .24 0 .59 0 .83 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 10 .63
3/31/20 10 .33 0 .30 ( 0 .01 ) 0 .29 ( 0 .31 ) ( 0 .09 ) ( 0 .40 ) 10 .22
3/31/19* 10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
#
Unaudited
*
The Fund commenced operations on November 16, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 9 .08 ) %
b
$ 70,380 0 .67%
c
0 .42%
c
3 .01%
c
16%
b
( 3 .71 ) 77,183 0 .81 0 .45 2 .34 27
8 .27 27,694 0 .93 0 .45 2 .50 34
2 .94 21,857 1 .21 0 .45 3 .15 37
4 .71
b
21,751 2 .99
c
0 .45
c
3 .68
c
31
b
( 9 .09 )
b
44,094 0 .74
c
0 .48
c
3 .27
c
16
b
( 3 .73 ) 3,270 0 .83 0 .47 2 .30 27
8 .25 1,570 0 .94 0 .46 2 .49 34
2 .93 1,069 1 .22 0 .46 3 .14 37
4 .66
b
1,033 3 .37
c
0 .60
c
3 .53
c
31
b
( 9 .15 )
b
891 0 .83
c
0 .57
c
2 .86
c
16
b
( 3 .84 ) 995 0 .97 0 .58 2 .18 27
8 .16 1,062 1 .08 0 .55 2 .41 34
2 .79 1,022 1 .37 0 .60 3 .00 37
4 .66
b
1,033 3 .52
c
0 .60
c
3 .53
c
31
b
( 9 .15 )
b
13,571 0 .93
c
0 .58
c
2 .85
c
16
b
( 3 .93 ) 15,531 1 .06 0 .58 2 .18 27
8 .26 14,133 1 .18 0 .54 2 .38 34
2 .77 6,457 1 .47 0 .62 2 .96 37
4 .65
b
1,620 3 .54
c
0 .62
c
3 .60
c
31
b
( 9 .21 )
b
6,942 0 .96
c
0 .70
c
2 .73
c
16
b
( 4 .06 ) 7,465 1 .33 0 .73 2 .04 27
8 .07 6,342 1 .26 0 .73 2 .20 34
2 .69 2,816 1 .59 0 .71 2 .87 37
4 .62
b
1,403 3 .92
c
0 .71
c
3 .50
c
31
b

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
8.7
HIGH-YIELD FUND
Institutional Class: 9/30/22
#
$ 9.11 $ 0.23 $ (1.16) $ (0.93) $ (0.23) $ — $ (0.23) $ 7.95
3/31/22 9.53 0.45 (0.43) 0.02 (0.44) — (0.44) 9.11
3/31/21 8.36 0.47 1.17 1.64 (0.47) — (0.47) 9.53
3/31/20 9.61 0.54 (1.25) (0.71) (0.54) — (0.54) 8.36
3/31/19 9.56 0.56 0.05 0.61 (0.56) — (0.56) 9.61
3/31/18 9.80 0.51 (0.24) 0.27 (0.51) — (0.51) 9.56
Advisor Class: 9/30/22
#
9.10 0.22 (1.15) (0.93) (0.23) — (0.23) 7.94
3/31/22 9.52 0.43 (0.42) 0.01 (0.43) — (0.43) 9.10
3/31/21 8.35 0.46 1.17 1.63 (0.46) — (0.46) 9.52
3/31/20 9.60 0.53 (1.25) (0.72) (0.53) — (0.53) 8.35
3/31/19 9.56 0.55 0.03 0.58 (0.54) — (0.54) 9.60
3/31/18 9.80 0.49 (0.23) 0.26 (0.50) — (0.50) 9.56
Premier Class: 9/30/22
#
9.12 0.23 (1.16) (0.93) (0.23) — (0.23) 7.96
3/31/22 9.54 0.43 (0.42) 0.01 (0.43) — (0.43) 9.12
3/31/21 8.37 0.46 1.17 1.63 (0.46) — (0.46) 9 .54
3/31/20 9.62 0.53 (1.25) (0.72) (0.53) — (0.53) 8.37
3/31/19 9.57 0.54 0.05 0.59 (0.54) — (0.54) 9.62
3/31/18 9.81 0.49 (0.24) 0.25 (0.49) — (0.49) 9.57
Retirement Class: 9/30/22
#
9.11 0.22 (1 .16) (0.94) (0.22) — (0.22) 7.95
3/31/22 9.53 0.42 (0.42) 0.00
d
(0.42) — (0.42) 9.11
3/31/21 8.36 0.45 1.17 1.62 (0.45) — (0.45) 9.53
3/31/20 9.61 0.52 (1.25) (0.73) (0.52) — (0.52) 8.36
3/31/19 9.57 0.53 0.04 0.57 (0.53) — (0.53) 9.61
3/31/18 9.81 0.48 (0.24) 0.24 (0.48) — (0.48) 9.57
Retail Class: 9/30/22
#
9.15 0.22 (1.17) (0.95) (0.22) — (0.22) 7.98
3/31/22 9.57 0.42 (0.42) 0.00
d
(0.42) — (0.42) 9.15
3/31/21 8.39 0.45 1.18 1.63 (0.45) — (0.45) 9.57
3/31/20 9.65 0.52 (1.26) (0.74) (0.52) — (0.52) 8.39
3/31/19 9.61 0.53 0.04 0.57 (0.53) — (0.53) 9.65
3/31/18 9.85 0.48 (0.24) 0.24 (0.48) — (0.48) 9.61
Class W: 9/30/22
#
9.11 0.24 (1.15) (0.91) (0.25) — (0.25) 7.95
3/31/22 9.53 0.48 (0.42) 0.06 (0.48) — (0.48) 9.11
3/31/21 8.36 0.50 1.17 1.67 (0.50) — (0.50) 9.53
3/31/20 9.61 0.57 (1.25) (0.68) (0.57) — (0.57) 8.36
3/31/19
†
9.66 0.30 (0.05) 0.25 (0.30) — (0.30) 9.61
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
(10.29) %
b
$ 1,498,722 0.36%
c
0.35%
c
5.38%
c
22%
b
0.17 2,147,075 0.36 0.34 4.67 70
f
19.94 2,703,046 0.36 0.34 5.08 79
(7.96) 2,281,685 0.36 0.35 5.63 42
6.58 3,105,793 0.36 0.36 5.86 45
2.72 2,844,390 0.36 0.36 5.19 40
(10.36)
b
7,813 0.49
c
0.47
c
5.26
c
22
b
0.05 9,760 0.47 0.46 4.54 70
f
19.84 8,320 0.45 0.44 4.95 79
(8.08) 4,669 0.47 0.47 5.50 42
6.34 13,910 0.47 0.47 5.80 45
2.62 5,199 0.46 0.46 5.03 40
(10.34)
b
14,509 0.51
c
0.50
c
5.28
c
22
b
0.02 15,798 0.51 0.49 4.54 70
f
19.74 20,200 0.51 0.49 4.95 79
(8.09) 19,372 0.51 0.50 5.49 42
6.41 32,528 0.51 0.51 5.54 45
2.57 130,399 0.51 0.51 5.02 40
(10.40)
b
219,538 0.61
c
0.60
c
5.15
c
22
b
(0.08) 265,385 0.61 0.59 4.43 70
f
19.64 306,428 0.61 0.59 4.85 79
(8.19) 294,164 0.61 0.60 5.39 42
6.20 385,205 0.61 0.61 5.60 45
2.47 418,842 0 .61 0.61 4.93 40
(10.48)
b
208,732 0.66
c
0.64
c
5.09
c
22
b
(0.07) 249,616 0.65 0.60 4.41 70
f
19.67 276,792 0.65 0.63 4.81 79
(8.27) 268,804 0.64 0.63 5.35 42
6.17 324,373 0.63 0.63 5.55 45
2.47 623,780 0.62 0.62 4.91 40
(10.13)
b
527,705 0.36
c
0.00
c
5.76
c
22
b
0.51 450,278 0.36 0.00 5.02 70
f
20.34 469,612 0.36 0.00 5.42 79
(7.64) 378,659 0.36 0.00 6.00 42
2.69
b
290,227 0.36
c
0.00
c
6.38
c
45

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
8.8
INFLATION-LINKED BOND FUND
Institutional Class: 9/30/22
#
$ 11 .84 $ 0 .57 $ ( 1 .39 ) $ ( 0 .82 ) $ ( 0 .53 ) $ — $ ( 0 .53 ) $ 10 .49
3/31/22 12 .24 0 .74 ( 0 .28 ) 0 .46 ( 0 .73 ) ( 0 .13 ) ( 0 .86 ) 11 .84
3/31/21 11 .54 0 .16 0 .71 0 .87 ( 0 .17 ) — ( 0 .17 ) 12 .24
3/31/20 11 .29 0 .29 0 .20 0 .49 ( 0 .24 ) — ( 0 .24 ) 11 .54
3/31/19 11 .28 0 .24 0 .05 0 .29 ( 0 .28 ) — ( 0 .28 ) 11 .29
3/31/18 11 .48 0 .23 ( 0 .20 ) 0 .03 ( 0 .23 ) — ( 0 .23 ) 11 .28
Advisor Class: 9/30/22
#
11 .84 0 .56 ( 1 .39 ) ( 0 .83 ) ( 0 .52 ) — ( 0 .52 ) 10 .49
3/31/22 12 .24 0 .74 ( 0 .29 ) 0 .45 ( 0 .72 ) ( 0 .13 ) ( 0 .85 ) 11 .84
3/31/21 11 .55 0 .16 0 .69 0 .85 ( 0 .16 ) — ( 0 .16 ) 12 .24
3/31/20 11 .29 0 .21 0 .28 0 .49 ( 0 .23 ) — ( 0 .23 ) 11 .55
3/31/19 11 .28 0 .16 0 .12 0 .28 ( 0 .27 ) — ( 0 .27 ) 11 .29
3/31/18 11 .48 0 .21 ( 0 .20 ) 0 .01 ( 0 .21 ) — ( 0 .21 ) 11 .28
Premier Class: 9/30/22
#
11 .82 0 .54 ( 1 .37 ) ( 0 .83 ) ( 0 .52 ) — ( 0 .52 ) 10 .47
3/31/22 12 .22 0 .78 ( 0 .34 ) 0 .44 ( 0 .71 ) ( 0 .13 ) ( 0 .84 ) 11 .82
3/31/21 11 .52 0 .16 0 .69 0 .85 ( 0 .15 ) — ( 0 .15 ) 12 .22
3/31/20 11 .26 0 .28 0 .20 0 .48 ( 0 .22 ) — ( 0 .22 ) 11 .52
3/31/19 11 .25 0 .21 0 .06 0 .27 ( 0 .26 ) — ( 0 .26 ) 11 .26
3/31/18 11 .45 0 .22 ( 0 .21 ) 0 .01 ( 0 .21 ) — ( 0 .21 ) 11 .25
Retirement Class: 9/30/22
#
11 .94 0 .55 ( 1 .40 ) ( 0 .85 ) ( 0 .51 ) — ( 0 .51 ) 10 .58
3/31/22 12 .34 0 .73 ( 0 .30 ) 0 .43 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .94
3/31/21 11 .63 0 .14 0 .71 0 .85 ( 0 .14 ) — ( 0 .14 ) 12 .34
3/31/20 11 .36 0 .28 0 .19 0 .47 ( 0 .20 ) — ( 0 .20 ) 11 .63
3/31/19 11 .36 0 .17 0 .09 0 .26 ( 0 .26 ) — ( 0 .26 ) 11 .36
3/31/18 11 .56 0 .21 ( 0 .21 ) — ( 0 .20 ) — ( 0 .20 ) 11 .36
Retail Class: 9/30/22
#
11 .51 0 .53 ( 1 .35 ) ( 0 .82 ) ( 0 .51 ) — ( 0 .51 ) 10 .18
3/31/22 11 .92 0 .70 ( 0 .28 ) 0 .42 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .51
3/31/21 11 .25 0 .13 0 .67 0 .80 ( 0 .13 ) — ( 0 .13 ) 11 .92
3/31/20 10 .99 0 .23 0 .23 0 .46 ( 0 .20 ) — ( 0 .20 ) 11 .25
3/31/19 11 .00 0 .16 0 .08 0 .24 ( 0 .25 ) — ( 0 .25 ) 10 .99
3/31/18 11 .20 0 .19 ( 0 .20 ) ( 0 .01 ) ( 0 .19 ) — ( 0 .19 ) 11 .00
Class W: 9/30/22
#
11 .84 0 .57 ( 1 .38 ) ( 0 .81 ) ( 0 .54 ) — ( 0 .54 ) 10 .49
3/31/22 12 .24 0 .78 ( 0 .29 ) 0 .49 ( 0 .76 ) ( 0 .13 ) ( 0 .89 ) 11 .84
3/31/21 11 .54 0 .21 0 .68 0 .89 ( 0 .19 ) — ( 0 .19 ) 12 .24
3/31/20 11 .29 0 .31 0 .21 0 .52 ( 0 .27 ) — ( 0 .27 ) 11 .54
3/31/19
†
11 .13 0 .02 0 .26 0 .28 ( 0 .12 ) — ( 0 .12 ) 11 .29
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 7 .08 ) %
b
$ 579,720 0 .25%
c
0 .23%
c
9 .90%
c
4%
b
3 .76 866,667 0 .25 0 .23 6 .00 21
f
7 .53 1,209,995 0 .25 0 .23 1 .31 27
4 .36 1,692,282 0 .26 0 .24 2 .56 26
2 .67 1,634,250 0 .26 0 .26 2 .12 21
0 .23 2,542,095 0 .26 0 .26 2 .05 17
( 7 .13 )
b
130,213 0 .35
c
0 .33
c
9 .73
c
4
b
3 .58 159,518 0 .35 0 .33 6 .00 21
f
7 .43 123,505 0 .34 0 .32 1 .31 27
4 .38 141,821 0 .34 0 .32 1 .79 26
2 .52 300 0 .36 0 .36 1 .47 21
0 .12 270 0 .42 0 .41 1 .88 17
( 7 .17 )
b
2,545 0 .40
c
0 .38
c
9 .55
c
4
b
3 .61 2,627 0 .40 0 .38 6 .25 21
f
7 .38 8,211 0 .40 0 .38 1 .34 27
4 .26 3,068 0 .41 0 .39 2 .42 26
2 .44 3,490 0 .41 0 .41 1 .86 21
0 .08 10,811 0 .41 0 .41 1 .90 17
( 7 .23 )
b
149,517 0 .50
c
0 .48
c
9 .58
c
4
b
3 .47 172,924 0 .50 0 .48 5 .86 21
f
7 .29 178,970 0 .50 0 .48 1 .17 27
4 .18 188,609 0 .51 0 .49 2 .37 26
2 .31 222,321 0 .51 0 .51 1 .50 21
( 0 .03 ) 231,263 0 .51 0 .51 1 .81 17
( 7 .27 )
b
131,812 0 .56
c
0 .54
c
9 .54
c
4
b
3 .48 157,227 0 .57 0 .52 5 .81 21
f
7 .12 150,264 0 .56 0 .54 1 .13 27
4 .07 149,027 0 .57 0 .55 2 .06 26
2 .32 101,245 0 .58 0 .58 1 .46 21
( 0 .14 ) 110,279 0 .59 0 .59 1 .70 17
( 6 .97 )
b
1,692,562 0 .25
c
0.00
c
10 .03
c
4
b
4 .00 1,908,794 0 .25 0.00 6 .31 21
f
7 .77 1,746,530 0 .25 0.00 1 .71 27
4 .67 1,252,667 0 .26 0.00 2 .70 26
2 .56
b
1,132,698 0 .26
c
0.00
c
0 .31
c
21

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
8.9
SHORT DURATION IMPACT BOND FUND
Institutional Class: 9/30/22
#
$ 9 .82 $ 0 .11 $ ( 0 .31 ) $ ( 0 .20 ) $ ( 0 .11 ) $ — $ ( 0 .11 ) $ 9 .51
3/31/22 10 .25 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 9 .82
3/31/21 9 .86 0 .20 0 .48 0 .68 ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 10 .25
3/31/20 10 .08 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 9 .86
3/31/19* 10 .00 0 .12 0 .08 0 .20 ( 0 .12 ) — ( 0 .12 ) 10 .08
Advisor Class: 9/30/22
#
9 .82 0 .11 ( 0 .31 ) ( 0 .20 ) ( 0 .11 ) — ( 0 .11 ) 9 .51
3/31/22 10 .25 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 9 .82
3/31/21 9 .86 0 .20 0 .48 0 .68 ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 10 .25
3/31/20 10 .08 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 9 .86
3/31/19* 10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
Premier Class: 9/30/22
#
9 .82 0 .10 ( 0 .31 ) ( 0 .21 ) ( 0 .10 ) — ( 0 .10 ) 9 .51
3/31/22 10 .25 0 .14 ( 0 .38 ) ( 0 .24 ) ( 0 .14 ) ( 0 .05 ) ( 0 .19 ) 9 .82
3/31/21 9 .86 0 .19 0 .48 0 .67 ( 0 .19 ) ( 0 .09 ) ( 0 .28 ) 10 .25
3/31/20 10 .08 0 .27 ( 0 .17 ) 0 .10 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 9 .86
3/31/19* 10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
Retirement Class: 9/30/22
#
9 .82 0 .10 ( 0 .31 ) ( 0 .21 ) ( 0 .10 ) — ( 0 .10 ) 9 .51
3/31/22 10 .25 0 .13 ( 0 .38 ) ( 0 .25 ) ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 9 .82
3/31/21 9 .86 0 .18 0 .48 0 .66 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 10 .25
3/31/20 10 .08 0 .25 ( 0 .16 ) 0 .09 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .86
3/31/19* 10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
Retail Class: 9/30/22
#
9 .82 0 .10 ( 0 .31 ) ( 0 .21 ) ( 0 .10 ) — ( 0 .10 ) 9 .51
3/31/22 10 .25 0 .13 ( 0 .38 ) ( 0 .25 ) ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 9 .82
3/31/21 9 .86 0 .18 0 .48 0 .66 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 10 .25
3/31/20 10 .08 0 .25 ( 0 .17 ) 0 .08 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .86
3/31/19* 10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
#
Unaudited
*
The Fund commenced operations on November 16, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .07 ) %
b
$ 33,135 0 .89%
c
0 .34%
c
2 .27%
c
103%
b
( 2 .29 ) 24,494 0 .96 0 .35 1 .50 76
6 .92 23,952 1 .06 0 .35 1 .99 136
1 .08 22,112 1 .18 0 .35 2 .77 103
1 .99
b
22,599 2 .89
c
0 .35
c
3 .17
c
39
b
( 2 .09 )
b
15,823 0 .94
c
0 .39
c
2 .32
c
103
b
( 2 .32 ) 4,866 1 .01 0 .39 1 .47 76
6 .92 1,077 1 .06 0 .35 1 .99 136
1 .07 986 1 .18 0 .35 2 .77 103
1 .93
b
1,008 3 .27
c
0 .50
c
3 .01
c
39
b
( 2 .15 )
b
951 1 .04
c
0 .49
c
2 .07
c
103
b
( 2 .44 ) 982 1 .12 0 .50 1 .35 76
6 .76 1,025 1 .21 0 .50 1 .84 136
0 .93 986 1 .34 0 .50 2 .62 103
1 .93
b
1,008 3 .42
c
0 .50
c
3 .01
c
39
b
( 2 .19 )
b
6,197 1 .14
c
0 .60
c
1 .98
c
103
b
( 2 .51 ) 5,683 1 .22 0 .57 1 .28 76
6 .66 4,737 1 .31 0 .60 1 .72 136
0 .83 3,260 1 .43 0 .60 2 .51 103
1 .90
b
1,095 3 .50
c
0 .60
c
2 .91
c
39
b
( 2 .18 )
b
3,170 1 .11
c
0 .56
c
2 .04
c
103
b
( 2 .54 ) 2,232 1 .89 0 .60 1 .24 76
6 .67 2,207 1 .40 0 .59 1 .71 136
0 .74 1,233 1 .61 0 .68 2 .44 103
1 .87
b
1,118 3 .85
c
0 .68
c
2 .84
c
39
b

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
9.01
SHORT-TERM BOND FUND
Institutional Class: 9/30/22
#
$ 10 .12 $ 0 .13 $ ( 0 .33 ) $ ( 0 .20 ) $ ( 0 .13 ) $ — $ ( 0 .13 ) $ 9 .79
3/31/22 10 .47 0 .16 ( 0 .34 ) ( 0 .18 ) ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .12
3/31/21 10 .22 0 .17 0 .26 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .47
3/31/20 10 .29 0 .27 ( 0 .07 ) 0 .20 ( 0 .27 ) — ( 0 .27 ) 10 .22
3/31/19 10 .25 0 .26 0 .04 0 .30 ( 0 .26 ) — ( 0 .26 ) 10 .29
3/31/18 10 .34 0 .20 ( 0 .08 ) 0 .12 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .25
Advisor Class: 9/30/22
#
10 .12 0 .12 ( 0 .34 ) ( 0 .22 ) ( 0 .12 ) — ( 0 .12 ) 9 .78
3/31/22 10 .46 0 .15 ( 0 .33 ) ( 0 .18 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .12
3/31/21 10 .21 0 .16 0 .27 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .46
3/31/20 10 .29 0 .26 ( 0 .08 ) 0 .18 ( 0 .26 ) — ( 0 .26 ) 10 .21
3/31/19 10 .24 0 .27 0 .03 0 .30 ( 0 .25 ) — ( 0 .25 ) 10 .29
3/31/18 10 .34 0 .20 ( 0 .09 ) 0 .11 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .24
Premier Class: 9/30/22
#
10 .13 0 .12 ( 0 .33 ) ( 0 .21 ) ( 0 .12 ) — ( 0 .12 ) 9 .80
3/31/22 10 .48 0 .15 ( 0 .34 ) ( 0 .19 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .13
3/31/21 10 .23 0 .16 0 .26 0 .42 ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .48
3/31/20 10 .30 0 .26 ( 0 .07 ) 0 .19 ( 0 .26 ) — ( 0 .26 ) 10 .23
3/31/19 10 .26 0 .25 0 .04 0 .29 ( 0 .25 ) — ( 0 .25 ) 10 .30
3/31/18 10 .35 0 .18 ( 0 .07 ) 0 .11 ( 0 .19 ) ( 0 .01 ) ( 0 .20 ) 10 .26
Retirement Class: 9/30/22
#
10 .13 0 .12 ( 0 .33 ) ( 0 .21 ) ( 0 .12 ) — ( 0 .12 ) 9 .80
3/31/22 10 .48 0 .14 ( 0 .34 ) ( 0 .20 ) ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .13
3/31/21 10 .23 0 .15 0 .26 0 .41 ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .48
3/31/20 10 .30 0 .25 ( 0 .07 ) 0 .18 ( 0 .25 ) — ( 0 .25 ) 10 .23
3/31/19 10 .26 0 .24 0 .04 0 .28 ( 0 .24 ) — ( 0 .24 ) 10 .30
3/31/18 10 .35 0 .17 ( 0 .07 ) 0 .10 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 10 .26
Retail Class: 9/30/22
#
10 .13 0 .11 ( 0 .34 ) ( 0 .23 ) ( 0 .11 ) — ( 0 .11 ) 9 .79
3/31/22 10 .47 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .13 ) ( 0 .01 ) ( 0 .14 ) 10 .13
3/31/21 10 .23 0 .14 0 .25 0 .39 ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .47
3/31/20 10 .30 0 .24 ( 0 .07 ) 0 .17 ( 0 .24 ) — ( 0 .24 ) 10 .23
3/31/19 10 .26 0 .23 0 .04 0 .27 ( 0 .23 ) — ( 0 .23 ) 10 .30
3/31/18 10 .35 0 .17 ( 0 .08 ) 0 .09 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .26
Class W: 9/30/22
#
10 .12 0 .14 ( 0 .33 ) ( 0 .19 ) ( 0 .14 ) — ( 0 .14 ) 9 .79
3/31/22 10 .46 0 .19 ( 0 .33 ) ( 0 .14 ) ( 0 .19 ) ( 0 .01 ) ( 0 .20 ) 10 .12
3/31/21 10 .22 0 .20 0 .25 0 .45 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .46
3/31/20 10 .29 0 .30 ( 0 .07 ) 0 .23 ( 0 .30 ) — ( 0 .30 ) 10 .22
3/31/19
†
10 .20 0 .15 0 .09 0 .24 ( 0 .15 ) — ( 0 .15 ) 10 .29
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio
turnover
rate excluding
mortgage
dollar rolls
( 2 .01 ) %
b
$ 571,677 0 .27%
c
0 .27%
c
2 .56%
c
65%
b
65%
b
( 1 .70 ) 523,478 0 .26 0 .26 1 .56 104 104
4 .23 666,050 0 .26 0 .26 1 .66 167 161
1 .95 616,292 0 .27 0 .27 2 .63 139 139
2 .99 902,950 0 .27 0 .27 2 .52 118 118
1 .14 1,462,512 0 .27 0 .27 1 .95 77 77
( 2 .16 )
b
159,359 0 .36
c
0 .36
c
2 .43
c
65
b
65
b
( 1 .70 ) 235,228 0 .35 0 .35 1 .48 104 104
4 .15 230,355 0 .35 0 .35 1 .57 167 161
1 .76 169,158 0 .35 0 .35 2 .51 139 139
3 .00 7,875 0 .40 0 .40 2 .72 118 118
1 .02 286 0 .29 0 .29 1 .98 77 77
( 2 .08 )
b
3,615 0 .42
c
0 .42
c
2 .41
c
65
b
65
b
( 1 .85 ) 3,733 0 .42 0 .42 1 .42 104 104
4 .07 3,199 0 .41 0 .41 1 .55 167 161
1 .80 4,195 0 .42 0 .42 2 .50 139 139
2 .83 8,522 0 .42 0 .42 2 .39 118 118
0 .99 11,705 0 .42 0 .42 1 .78 77 77
( 2 .13 )
b
135,438 0 .52
c
0 .52
c
2 .32
c
65
b
65
b
( 1 .95 ) 118,117 0 .51 0 .51 1 .31 104 104
3 .97 142,261 0 .51 0 .51 1 .40 167 161
1 .70 112,810 0 .52 0 .52 2 .37 139 139
2 .73 110,523 0 .52 0 .52 2 .31 118 118
0 .89 100,591 0 .52 0 .52 1 .69 77 77
( 2 .26 )
b
130,048 0 .57
c
0 .57
c
2 .25
c
65
b
65
b
( 1 .88 ) 143,840 0 .57 0 .54 1 .28 104 104
3 .82 162,317 0 .56 0 .56 1 .37 167 161
1 .65 173,174 0 .57 0 .57 2 .31 139 139
2 .67 111,808 0 .58 0 .58 2 .24 118 118
0 .84 126,010 0 .57 0 .57 1 .65 77 77
( 1 .88 )
b
854,994 0 .27
c
0.00
c
2 .82
c
65
b
65
b
( 1 .35 ) 972,321 0 .26 0.00 1 .83 104 104
4 .41 955,303 0 .26 0.00 1 .91 167 161
2 .22 734,717 0 .27 0.00 2 .90 139 139
2 .38
b
843,472 0 .27
c
0.00
c
2 .96
c
118 118

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
9.1
SHORT-TERM BOND INDEX FUND
Institutional Class: 9/30/22
#
$ 9 .72 $ 0 .05 $ ( 0 .26 ) $ ( 0 .21 ) $ ( 0 .05 ) $ — $ ( 0 .05 ) $ 9 .46
3/31/22 10 .11 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .05 ) ( 0 .04 ) ( 0 .09 ) 9 .72
3/31/21 10 .12 0 .13 0 .02 0 .15 ( 0 .13 ) ( 0 .03 ) ( 0 .16 ) 10 .11
3/31/20 9 .91 0 .22 0 .21 0 .43 ( 0 .22 ) — ( 0 .22 ) 10 .12
3/31/19 9 .84 0 .20 0 .08 0 .28 ( 0 .21 ) — ( 0 .21 ) 9 .91
3/31/18 9 .97 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) — ( 0 .14 ) 9 .84
Advisor Class: 9/30/22
#
9 .71 0 .05 ( 0 .26 ) ( 0 .21 ) ( 0 .05 ) — ( 0 .05 ) 9 .45
3/31/22 10 .11 0 .04 ( 0 .36 ) ( 0 .32 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
3/31/21 10 .12 0 .12 0 .02 0 .14 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 10 .11
3/31/20 9 .91 0 .21 0 .21 0 .42 ( 0 .21 ) — ( 0 .21 ) 10 .12
3/31/19 9 .84 0 .20 0 .07 0 .27 ( 0 .20 ) — ( 0 .20 ) 9 .91
3/31/18 9 .97 0 .13 ( 0 .13 ) — ( 0 .13 ) — ( 0 .13 ) 9 .84
Premier Class: 9/30/22
#
9 .71 0 .04 ( 0 .25 ) ( 0 .21 ) ( 0 .05 ) — ( 0 .05 ) 9 .45
3/31/22 10 .10 0 .04 ( 0 .35 ) ( 0 .31 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
3/31/21 10 .12 0 .12 0 .01 0 .13 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 10 .10
3/31/20 9 .90 0 .21 0 .22 0 .43 ( 0 .21 ) — ( 0 .21 ) 10 .12
3/31/19 9 .83 0 .20 0 .07 0 .27 ( 0 .20 ) — ( 0 .20 ) 9 .90
3/31/18 9 .97 0 .13 ( 0 .14 ) ( 0 .01 ) ( 0 .13 ) — ( 0 .13 ) 9 .83
Retirement Class: 9/30/22
#
9 .71 0 .04 ( 0 .25 ) ( 0 .21 ) ( 0 .04 ) — ( 0 .04 ) 9 .46
3/31/22 10 .11 0 .03 ( 0 .36 ) ( 0 .33 ) ( 0 .03 ) ( 0 .04 ) ( 0 .07 ) 9 .71
3/31/21 10 .12 0 .10 0 .03 0 .13 ( 0 .11 ) ( 0 .03 ) ( 0 .14 ) 10 .11
3/31/20 9 .91 0 .19 0 .22 0 .41 ( 0 .20 ) — ( 0 .20 ) 10 .12
3/31/19 9 .84 0 .19 0 .07 0 .26 ( 0 .19 ) — ( 0 .19 ) 9 .91
3/31/18 9 .97 0 .12 ( 0 .13 ) ( 0 .01 ) ( 0 .12 ) — ( 0 .12 ) 9 .84
Retail Class: 9/30/22
#
9 .71 0 .04 ( 0 .26 ) ( 0 .22 ) ( 0 .04 ) — ( 0 .04 ) 9 .45
3/31/22 10 .11 0 .02 ( 0 .36 ) ( 0 .34 ) ( 0 .02 ) ( 0 .04 ) ( 0 .06 ) 9 .71
3/31/21 10 .12 0 .10 0 .02 0 .12 ( 0 .10 ) ( 0 .03 ) ( 0 .13 ) 10 .11
3/31/20 9 .91 0 .19 0 .21 0 .40 ( 0 .19 ) — ( 0 .19 ) 10 .12
3/31/19 9 .84 0 .18 0 .07 0 .25 ( 0 .18 ) — ( 0 .18 ) 9 .91
3/31/18 9 .97 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) — ( 0 .11 ) 9 .84
Class W: 9/30/22
#
9 .72 0 .06 ( 0 .26 ) ( 0 .20 ) ( 0 .06 ) — ( 0 .06 ) 9 .46
3/31/22 10 .11 0 .06 ( 0 .35 ) ( 0 .29 ) ( 0 .06 ) ( 0 .04 ) ( 0 .10 ) 9 .72
3/31/21 10 .12 0 .14 0 .02 0 .16 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 10 .11
3/31/20 9 .91 0 .23 0 .21 0 .44 ( 0 .23 ) — ( 0 .23 ) 10 .12
3/31/19
†
9 .80 0 .12 0 .11 0 .23 ( 0 .12 ) — ( 0 .12 ) 9 .91
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .13 ) %
b
$ 72,545 0 .09%
c
0 .09%
c
1 .11%
c
39%
b
( 2 .94 ) 77,863 0 .10 0 .10 0 .54 49
1 .45 77,335 0 .11 0 .11 1 .26 48
4 .41 54,735 0 .13 0 .12 2 .21 66
2 .92 43,990 0 .15 0 .06 2 .05 61
0 .11 328,156 0 .18 0 .08 1 .45 57
( 2 .19 )
b
977 0 .20
c
0 .20
c
1 .00
c
39
b
( 3 .16 ) 789 0 .22 0 .22 0 .43 49
1 .32 696 0 .24 0 .24 1 .14 48
4 .25 645 0 .27 0 .27 2 .09 66
2 .78 868 0 .29 0 .23 2 .08 61
( 0 .03 ) 496 0 .38 0 .22 1 .32 57
( 2 .21 )
b
344 0 .24
c
0 .24
c
0 .88
c
39
b
( 3 .10 ) 659 0 .26 0 .26 0 .38 49
1 .30 633 0 .26 0 .26 1 .14 48
4 .25 621 0 .28 0 .27 2 .06 66
2 .77 636 0 .31 0 .24 2 .02 61
( 0 .14 ) 643 0 .34 0 .23 1 .28 57
( 2 .25 )
b
360,139 0 .34
c
0 .34
c
0 .87
c
39
b
( 3 .18 ) 309,263 0 .35 0 .35 0 .29 49
1 .20 179,545 0 .36 0 .36 0 .98 48
4 .15 83,232 0 .38 0 .37 1 .96 66
2 .66 52,082 0 .40 0 .34 1 .96 61
( 0 .14 ) 26,749 0 .43 0 .33 1 .22 57
( 2 .26 )
b
2,466 0 .35
c
0 .35
c
0 .84
c
39
b
( 3 .35 ) 2,831 0 .83 0 .46 0 .18 49
1 .12 4,318 0 .44 0 .44 0 .94 48
4 .05 3,115 0 .50 0 .47 1 .87 66
2 .56 2,652 0 .58 0 .44 1 .84 61
( 0 .24 ) 1,990 0 .64 0 .44 1 .06 57
( 2 .09 )
b
917,565 0 .09
c
0.00
c
1 .19
c
39
b
( 2 .85 ) 970,293 0 .10 0.00 0 .64 49
1 .56 803,300 0 .11 0.00 1 .36 48
4 .53 532,333 0 .13 0.00 2 .33 66
2 .36
b
395,924 0 .14
c
0.00
c
2 .46
c
61

Financial highlights
TIAA-CREF Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
9.2
MONEY MARKET FUND
Institutional Class: 9/30/22
#
$ 1 .00 $ 0 .01 $ 0 .00
d
$ 0 .01 $ ( 0 .01 ) $ — $ ( 0 .01 ) $ 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/18 1 .00 0 .01 — 0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
Advisor Class: 9/30/22
#
1 .00 0 .01 0 .00
d
0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/18 1 .00 0 .01 — 0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
Premier Class: 9/30/22
#
1 .00 0 .01 0 .00
d
0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/18 1 .00 0 .01 — 0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
Retirement Class: 9/30/22
#
1 .00 0 .01 0 .00
d
0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/18 1 .00 0 .01 — 0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
Retail Class: 9/30/22
#
1 .00 0 .00
d
0 .00
d
0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/18 1 .00 0 .01 — 0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
e
Includes voluntary compensation from the Adviser as further described in the Notes to financial statements — investment adviser and 0ther transactions with affiliates.

See notes to financial statements

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
concluded
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)e
0 .62%
b
$ 915,049 0 .12%
c
0 .12%
c
1 .23%
c
0 .00 886,508 0 .13 0 .07 0 .00
0 .10 811,301 0 .12 0 .12 0 .11
1 .87 1,089,417 0 .13 0 .13 1 .83
1 .98 704,326 0 .14 0 .14 1 .99
0 .96 487,762 0 .15 0 .15 0 .95
0 .60
b
847 0 .17
c
0 .17
c
1 .20
c
0 .00 967 0 .17 0 .07 0 .00
0 .15 1,018 0 .08 0 .07 0 .15
1 .86 1,225 0 .17 0 .17 1 .79
1 .94 1,426 0 .23 0 .23 2 .14
1 .04 100 0 .06 0 .06 1 .03
0 .56
b
30,869 0 .27
c
0 .24
c
1 .14
c
0 .00 27,746 0 .27 0 .07 0 .00
0 .04 36,011 0 .27 0 .16 0 .07
1 .73 441,375 0 .28 0 .28 1 .51
1 .83 28,209 0 .29 0 .28 1 .82
0 .80 44,548 0 .29 0 .29 0 .82
0 .56
b
290,002 0 .37
c
0 .24
c
1 .15
c
0 .00 246,142 0 .38 0 .07 0 .00
0 .04 270,402 0 .37 0 .18 0 .05
1 .72 330,963 0 .38 0 .28 1 .68
1 .83 210,963 0 .39 0 .29 1 .86
0 .70 126,187 0 .40 0 .40 0 .71
0 .48
b
282,701 0 .46
c
0 .41
c
0 .95
c
0 .00 289,028 0 .48 0 .07 0 .00
0 .02 311,011 0 .47 0 .20 0 .02
1 .54 332,054 0 .47 0 .46 1 .53
1 .66 309,452 0 .48 0 .45 1 .65
0 .62 303,155 0 .48 0 .48 0 .61

TIAA-CREF Funds

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Notes to financial statements
(unaudited)
Note 1—organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are the TIAA-CREF Funds included in this report: Bond Index Fund, Core Bond Fund, Core Impact Bond Fund, Core Plus
Bond Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration
Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer
Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund.
Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments”
on the Statements of operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation) on total investments and foreign currency” on the Statements of operations, when applicable.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statements of operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’
normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
New accounting pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’
investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
New accounting pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Funds' financial statements.

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
continued
Note 3—valuation of investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Debt securities: Prices of fixed-income securities are provided by independent pricing services (“pricing services”) approved by the
Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.
In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market  Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts: Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
The following table summarizes the market value of the Funds’ investments as of September 30, 2022, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Bond Index
Corporate bonds $— $4,568,333,313 $— $4,568,333,313
Government bonds — 13,709,134,316 — 13,709,134,316
Structured assets — 474,867,784 — 474,867,784
Short-term investments 263,564,431 196,818,150 — 460,382,581
Total $263,564,431 $18,949,153,563 $— $19,212,717,994
1 1 1 1 1
Core Bond
Bank loan obligations $— $101,539,666 $291,769 $101,831,435
Corporate bonds — 3,147,548,606 3,076,319 3,150,624,925
Government bonds — 4,096,692,672 25,299,996 4,121,992,668
Structured assets — 1,433,961,804 7,322,733 1,441,284,537
Common stocks — 428,920 — 428,920
Preferred stocks 10,635,963 — — 10,635,963
Short-term investments 72,742,537 356,650,925 — 429,393,462
Credit default swap contracts* — 2,224,724 — 2,224,724
Total $83,378,500 $9,139,047,317 $35,990,817 $9,258,416,634
1 1 1 1 1
Core Impact Bond
Bank loan obligations $— $37,695,192 $— $37,695,192
Corporate bonds — 1,921,673,639 — 1,921,673,639
Government bonds — 3,128,418,606 13,323,468 3,141,742,074
Structured assets — 786,175,454 2,226,909 788,402,363
Preferred stocks 49,186,369 — — 49,186,369
Short-term investments 185,730,513 36,648,266 — 222,378,779
Total $234,916,882 $5,910,611,157 $15,550,377 $6,161,078,416
1 1 1 1 1
Core Plus Bond
Bank loan obligations $— $67,089,880 $194,511 $67,284,391
Corporate bonds — 1,618,542,396 2,102,239 1,620,644,635
Government bonds — 1,658,740,998 13,494,588 1,672,235,586
Structured assets — 777,577,577 6,685,814 784,263,391
Common stocks — 539,874 15 539,889
Preferred stocks 8,980,669 — — 8,980,669
Short-term investments 47,413,362 274,197,796 — 321,611,158
Credit default swap contracts* — 2,417,216 — 2,417,216
Total $56,394,031 $4,399,105,737 $22,477,167 $4,477,976,935
1 1 1 1 1
5-15 Year Laddered Tax-Exempt Bond
Long-term municipal bonds $ — $ 233,613,878 $ 329,725 $ 233,943,603
Short-term investments — 5,860,000 — 5,860,000
Total $— $239,473,878 $329,725 $239,803,603
1 1 1 1 1
Green Bond
Bank loan obligations $— $1,893,939 $— $1,893,939
Corporate bonds — 75,143,193 704,035 75,847,228
Government bonds — 28,488,707 — 28,488,707
Structured assets — 21,160,032 192,288 21,352,320
Preferred stocks 1,004,360 — — 1,004,360
Short-term investments 1,413,072 5,840,000 — 7,253,072
Total $2,417,432 $132,525,871 $896,323 $135,839,626
1 1 1 1 1
High-Yield
Bank loan obligations $— $128,321,686 $— $128,321,686
Corporate bonds — 2,239,222,515 — 2,239,222,515
Common stocks 9,447,830 — 79 9,447,909
Short-term investments 67,293,546 62,385,149 — 129,678,695
Total $76,741,376 $2,429,929,350 $79 $2,506,670,805
1 1 1 1 1
Inflation-Linked Bond
Government bonds $— $2,653,909,310 $— $2,653,909,310
Short-term investments 14,796,169 13,830,000 — 28,626,169
Futures contracts* 551,463 — — 551,463
Total $15,347,632 $2,667,739,310 $— $2,683,086,942
1 1 1 1 1

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
continued
Note 4—investments
Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the Agent or by a third party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of September 30, 2022, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Fund Level 1 Level 2 Level 3 Total
Short Duration Impact Bond
Bank loan obligations $— $1,893,939 $— $1,893,939
Corporate bonds — 11,458,075 — 11,458,075
Government bonds — 34,956,072 — 34,956,072
Structured assets — 10,365,199 — 10,365,199
Short-term investments 2,426,115 440,000 — 2,866,115
Total $2,426,115 $59,113,285 $— $61,539,400
1 1 1 1 1
Short-Term Bond
Bank loan obligations $— $38,113,739 $— $38,113,739
Corporate bonds — 596,897,984 — 596,897,984
Government bonds — 735,595,081 — 735,595,081
Structured assets — 418,124,828 1 418,124,829
Short-term investments 38,768,697 80,270,000 — 119,038,697
Futures contracts* 3,014,355 — — 3,014,355
Total $41,783,052 $1,869,001,632 $1 $1,910,784,685
1 1 1 1 1
Short-Term Bond Index
Corporate bonds $— $313,001,703 $— $313,001,703
Government bonds — 1,034,452,871 — 1,034,452,871
Structured assets — 193,239 — 193,239
Short-term investments 25,649,136 6,290,000 — 31,939,136
Total $25,649,136 $1,353,937,813 $— $1,379,586,949
1 1 1 1 1
Money Market
Short-term investments $ — $ 1,518,868,951 $ — $ 1,518,868,951
Total $— $1,518,868,951 $— $1,518,868,951
1 1 1 1 1
* Derivative instruments are not reflected in the market value of portfolio investments.

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
As of September 30, 2022, the total value of securities on loan and the total value of collateral received were as follows:
Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-
delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods;
interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period.
The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
Treasury inflation-protected securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected
Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.
Unfunded commitments: Pursuant to the terms of certain loan agreements, the Funds may have unfunded loan commitments.
Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a loan at a future date. Each
Fund segregates short-term securities or cash having an aggregate value at least equal to the amount of the unfunded loan commitments. If a Fund has unfunded commitments at the end of the reporting period, such amounts are recognized on the
Statements of assets and liabilities as “Payable for unfunded loan commitments.”
Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended
September 30, 2022 were as follows:
Note 5—derivative investments
Each Fund (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Aggregate value of securities on loan
Fund
Equity
Securities
Fixed Income
Securities
Cash collateral
received*
Non-cash collateral
received
Total collateral
received
Bond Index $– $262,852,028 $263,564,431 $8,792,964 $272,357,395
Core Bond 2,932,455 71,364,443 72,742,537 4,287,467 77,030,004
Core Impact Bond 3,227,976 182,005,624 185,730,513 7,798,498 193,529,011
Core Plus Bond – 51,328,518 47,413,362 5,777,458 53,190,820
Green Bond – 1,374,482 1,413,072 – 1,413,072
High-Yield 9,353,341 62,618,709 67,293,546 7,623,047 74,916,593
Inflation-Linked Bond – 13,691,777 14,796,169 – 14,796,169
Short Duration Impact Bond – 2,351,131 2,426,115 – 2,426,115
Short-Term Bond – 37,623,329 38,768,697 – 38,768,697
Short-Term Bond Index – 24,943,206 25,649,136 – 25,649,136
*May include cash and investment of cash collateral
Fund
Non-U.S. government
purchases
U.S. government
purchases
Non-U.S. government
sales
U.S. government
sales
8.1
Bond Index $ 643,106,432 $ 2,078,644,824 $ 653,007,227 $ 1,664,458,696
8.2
Core Bond 1,278,484,476 8,248,817,002 1,178,049,217 7,952,529,761
8.3
Core Impact Bond 630,239,150 5,302,532,627 1,055,349,179 4,891,852,087
8.4
Core Plus Bond 973,243,126 3,407,400,625 952,897,181 3,191,651,471
8.5
5–15 Year Laddered Tax-Exempt Bond 3,445,120 – 9,581,893 –
8.6
Green Bond 61,405,235 868,334 17,183,001 471,058
8.7
High-Yield 576,821,148 – 751,483,048 –
8.8
Inflation-Linked Bond – 107,468,066 5,422,500 453,753,178
8.9
Short Duration Impact Bond 15,661,426 57,277,974 7,238,871 41,011,826
9.01
Short-Term Bond 178,720,381 1,028,963,905 358,132,493 898,213,110
9.1
Short-Term Bond Index 160,237,976 392,639,603 133,164,472 392,347,202

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
continued
At September 30, 2022, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:
For the period ended September 30, 2022, the effect of derivative contracts on the Funds' Statements of operations was as follows:
Futures contracts:  Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statements of assets and liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statements of assets and liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Core Bond Fund
Credit default swap contracts Credit Unrealized appreciation on swap contracts
*
$ 3,025,941 Unrealized depreciation
on swap contracts
*
$ (801,217)
1 1 1 1 1 1 1 1
Core Plus Bond Fund
Credit default swap contracts Credit Unrealized appreciation on swap contracts
*
3,308,711 Unrealized depreciation
on swap contracts
*
(891,495)
1 1 1 1 1 1 1 1
Inflation-Linked Bond Fund
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
551,463 - –
1 1 1 1 1 1 1 1
Short-Term Bond Fund
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
3,014,355 - –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
8.2
Core Bond Fund
Futures contracts Interest rate $ 1,548,124 $ (704,232)
Swap contracts Credit 2,543,635 2,224,725
8.4
Core Plus Bond Fund
Futures contracts Interest rate 1,539,649 (700,276)
Swap contracts Credit 1,632,218 2,417,216
8.7
High-Yield Fund
Swap contracts Credit 1,640,095 –
8.8
Inflation-Linked Bond Fund
Futures contracts Interest rate 1,753,518 222,724
9.01
Short-Term Bond Fund
Futures contracts Interest rate 7,845,123 (335,956)

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
The average notional amount of futures contracts outstanding during the current fiscal period ended September 30, 2022 was as follows:
Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of assets and liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of assets and liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of assets and liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of assets and liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period ended September 30, 2022 was as follows:
Note 6—Income tax information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Fund Average notional amount of futures contracts outstanding*
8.2
Core Bond $ 8,272,557
8.4
Core Plus Bond 8,226,082
8.8
Inflation-Linked Bond 8,171,300
9.01
Short-Term Bond 101,113,611
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average notional amount of swap contracts outstanding*
8.2
Core Bond $ 141,460,000
8.4
Core Plus Bond 157,406,667
8.7
High-Yield –**
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in credit default swap contracts during the fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
continued
The 5-15 Year Laddered Tax-Exempt Bond Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
8.1
Bond Index $22,236,716,044 $1,551,125 $(3,025,549,175) $(3,023,998,050)
8.2
Core Bond 10,603,091,919 7,115,547 (1,351,790,831) (1,344,675,284)
8.3
Core Impact Bond 7,062,976,462 3,026,146 (904,924,192) (901,898,046)
8.4
Core Plus Bond 5,159,879,675 5,307,726 (687,210,466) (681,902,740)
8.5
5–15 Year Laddered Tax-Exempt Bond 268,249,224 84,948 (28,530,569) (28,445,621)
8.6
Green Bond 151,750,326 17,213 (15,927,913) (15,910,700)
8.7
High-Yield 2,923,739,942 2,739,690 (419,808,827) (417,069,137)
8.8
Inflation-Linked Bond 2,923,124,154 2,380,286 (242,417,498) (240,037,212)
8.9
Short Duration Impact Bond 63,566,222 28,540 (2,055,362) (2,026,822)
9.01
Short-Term Bond 2,019,269,325 171,267 (108,655,907) (108,484,640)
9.1
Short-Term Bond Index 1,447,567,803 1,347 (67,982,201) (67,980,854)
Fund
Undistributed
tax-exempt
income
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
8.1
Bond Index $– $17,141,736 $10,050,572 $(907,328,382) $– $– $(20,777,954) $(900,914,028)
8.2
Core Bond – 5,394,154 – (465,306,072) – (116,330,187) (11,981,457) (588,223,562)
8.3
Core Impact Bond – 2,347,859 – (334,222,592) – (79,025,637) (2,555,628) (413,455,998)
8.4
Core Plus Bond – 4,306,625 – (232,657,110) – (46,240,763) (10,304,855) (284,896,103)
8.5
5–15 Year Laddered
Tax-Exempt Bond 22,317 52,483 217,586 (9,214,642) – – (63,475) (8,985,731)
8.6
Green Bond – 63,291 86,018 (3,630,944) – – (110,273) (3,591,908)
8.7
High-Yield – 3,468,590 – (120,140,159) (203,675,711) – (3,828,332) (324,175,612)
8.8
Inflation-Linked Bond – 17,101,378 16,112,005 125,721,757 – – (256,391) 158,678,749
8.9
Short Duration Impact
Bond – 24,949 – (843,205) (41,981) – (34,088) (894,325)
9.01
Short-Term Bond – 1,998,736 2,058,552 (51,992,899) – – (2,610,085) (50,545,696)
9.1
Short-Term Bond Index – 568,066 – (42,734,021) – (547,194) (570,349) (43,283,498)
9.2
Money Market – 1,683 – – – – (2,488) (805)
Fund Short-term Long-term Total
8.1
Bond Index $ – $ – $ –
8.2
Core Bond – – –
8.3
Core Impact Bond – – –
8.4
Core Plus Bond – – –
8.5
5–15 Year Laddered Tax-Exempt Bond – – –
8.6
Green Bond – – –
8.7
High-Yield 34,464,300 169,211,411 203,675,711
8.8
Inflation-Linked Bond – – –
8.9
Short Duration Impact Bond 41,981 – 41,981
9.01
Short-Term Bond – – –
9.1
Short-Term Bond Index – – –
9.2
Money Market – – –

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
continued
Note 7—investment adviser and other transactions with affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser and its affiliates have voluntarily agreed to waive the Money Market Fund fees in order to keep the Fund’s yield non-
negative.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of
September 30, 2022 , the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to August 1, 2022, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Investment
management fee
range
Investment
management fee-
effective rate Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.1
Bond Index
0.060%
0.067% 0.090% 0.240% 0.240% 0.340% 0.440% 0.090%
8.2
Core Bond* 0.250% —0.300% 0.274 0.350 0.500 0.500 0.600 0.700 0.350
8.3
Core Impact Bond* 0.300% —0.350% 0.331 0.400 0.550 0.550 0.650 0.750 –
8.4
Core Plus Bond* 0.250% —0.300% 0.285 0.350 0.500 0.500 0.600 0.700 0.350
8.5
5–15 Year Laddered Tax-Exempt Bond* 0.200% —0.250% 0.250 0.300 0.450 – – 0.650 –
8.6
Green Bond* 0.350% —0.400% 0.400 0.450 0.600 0.600 0.700 0.800 –
8.7
High-Yield* 0.300% —0.350% 0.341 0.400 0.550 0.550 0.650 0.750 0.400
8.8
Inflation-Linked Bond* 0.200% —0.250% 0.240 0.300 0.450 0.450 0.550 0.650 0.300
8.9
Short Duration Impact Bond* 0.250% —0.300% 0.300 0.350 0.500 0.500 0.600 0.700 –
9.01
Short-Term Bond* 0.200% —0.250% 0.245 0.300 0.450 0.450 0.550 0.650 0.300
9.1
Short-Term Bond Index
0.050%
0.057 0.100 0.250 0.250 0.350 0.450 0.100
9.2
Money Market
0.100%
0.100 0.150 0.300 0.300 0.400 0.500 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2023. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.1
Bond Index 0.070% 0.100% 0.250% 0.250% 0.350% 0.450% 0.100%
9.1
Short-Term Bond Index 0.060% 0.110 0.260 0.260 0.360 0.460 0.110
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
continued
Effective May 1, 2022, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2022, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. The investment management fee and maximum expense amounts (after voluntary waiver) were equal to the following noted annual percentage of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2022, these transactions did not materially impact the Funds.
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of September 30, 2022:
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.3
Core Impact Bond* 0.285% —0.335% 0.385% 0.535% 0.535% 0.635% 0.735% – %
8.6
Green Bond* 0.350% —0.400% 0.410 0.600 0.580 0.580 0.715 –
8.7
High-Yield* 0.285% —0.335% 0.385 0.535 0.535 0.635 0.735 0.385
8.8
Inflation-Linked Bond* 0.180% —0.230% 0.280 0.430 0.430 0.530 0.630 0.280
8.9
Short Duration Impact Bond* 0.250% —0.300% 0.340 0.500 0.500 0.600 0.600 –
9.2
Money Market 0.100% 0.150 0.300 0.240 0.240 0.415 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.6
Green Bond* 0.350% - 0.400% 0.450% 0.600% 0.585% 0.585% 0.725% – %
8.7
High-Yield* 0.285% - 0.335% 0.385 0.535 0.535 0.635 0.735 0.385
8.8
Inflation-Linked Bond* 0.180% - 0.230% 0.280 0.430 0.430 0.530 0.630 0.280
8.9
Short Duration Impact Bond* 0.250% - 0.300% 0.345 0.500 0.500 0.570 0.605 –
9.2
Money Market 0.100% 0.150 0.300 0.240 0.240 0.395 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Underlying Fund TIAA
TIAA-CREF
Lifecycle Funds
TIAA-CREF
Lifecycle Index
Funds
TIAA-CREF
Lifestyle Funds
TIAA-CREF
Managed
Allocation Fund TIAA Access Total
8.1
Bond Index – % – % 49% – % – % 1% 50%
8.2
Core Bond – 41 – 1 – – 42
8.4
Core Plus Bond – 55 – 8 7 2 72
8.6
Green Bond 49 – – – – – 49
8.7
High-Yield – 21 – – – 5 26
8.8
Inflation-Linked Bond – 30 31 – – – 61
8.9
Short Duration Impact Bond 40 – – – – – 40
9.01
Short-Term Bond – 46 – 5 – 3 54
9.1
Short-Term Bond Index – – 64 – – – 64
9.2
Money Market – – – – – 4 4

TIAA-CREF Funds: Fixed-Income Funds 2022 Semiannual Report
concluded
Note 8—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended September 30, 2022, there were no inter-fund borrowing or lending transactions.
Note 9—line of credit
The Funds (other than Money Market Fund) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended
September 30, 2022, there were no borrowings under this credit facility by the Funds.

Additional fund information

2022 Semiannual Report TIAA-CREF Funds: Fixed-Income Funds
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-MFP filings are as of December
31 or June 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

How to reach us
©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

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Real Estate Securities Fund
TIAA-CREF
Semiannual
Report
TIAA-CREF
Funds
September 30,
2022
The semiannual report contains the financial statements (unaudited).
Fund name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
10.1
Real Estate Securities Fund TIREX TIRHX TRRPX TRRSX TCREX

Contents
Understanding this report 3
Letter to investors 4
About the Fund’s benchmark 6
Expense examples 7
Fund performance
Portfolio managers’ comments 8
Real Estate Securities Fund 9
Portfolio of investments 10
Financial statements (unaudited)
Statement of assets and liabilities 12
Statement of operations 13
Statements of changes in net assets 14
Financial highlights 16
Notes to financial statements 18
Additional fund information 23
How to reach us Inside back cover

3
TIAA-CREF Real Estate Securities Fund 2022 Semiannual Report
Understanding this report
This semiannual report contains information about the TIAA-CREF Real Estate Securities Fund and describes the Fund’s results for the six months ended September 30, 2022 . The report contains four main sections:
A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
The Fund performance section compares the Fund’s investment returns with those of its benchmark index.
The portfolio of investments lists the industries and types of securities in which the Fund had investments as of September
30, 2022 .
The financial statements provide detailed information about the operations and financial condition of the Fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-
2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

4
2022 Semiannual Report TIAA-CREF Real Estate Securities Fund
Letter to investors
Brad Finkle
Real estate investment trusts (REITs) posted a loss for the six months ended
September 30, 2022, amid persistent inflation and a significant rise in interest rates. The U.S. economy contracted during the second quarter of 2022, although consumer spending remained positive. The Federal Reserve addressed elevated inflation by increasing the federal funds target rate—a key measure of short-term interest rates—four times during the period. The fourth increase in September brought the rate to 3.00%–3.25%. Energy prices rose sharply through the beginning of June but then fell back steadily by the end of the period.
The unemployment rate remained at lows not seen since before the COVID-19 pandemic.
REITs returned –23.9% for the six months, as measured by the FTSE Nareit All
Equity REITs Index. Please see page 6 for the benchmark definition.
All of the index’s 16 property sectors and subsectors declined, with the office sector posting the largest loss.
The TIAA-CREF Real Estate Securities Fund (Institutional Class) underperformed its benchmark for the period.
REITs trailed U.S. bonds and stocks
REITs are a unique asset class because they share some of the characteristics of both stocks and bonds. Similar to bonds, REIT prices can be sensitive to interest-
rate fluctuations, and throughout the period, REITs struggled due to the rise in interest rates. Similar to equities, REITs invest in individual companies, so their performance is tied to the overall health of the U.S. economy. As such, weakness in the stock market hurt the returns of REITs during the period.
For the six months, the FTSE Nareit All Equity REITs Index trailed the –9.2%
return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index. REITs also lagged all other fixed-income sectors, including high-yield bonds, as well as the –20.4% return of the broad U.S.
stock market, as measured by the Russell 3000® Index.
Staying focused on long-term goals
After several years of generally favorable conditions, REITs now face the challenge of higher interest rates and the near-term impact they may have on the commercial and residential real estate markets.
However, despite the recent negative performance of REITs, historically they have been a relatively stable source of income and return. REITs have the potential to rise in value, like a stock, while also providing a steady source of income, similar to a bond. REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. As such, they generate current income, which can be a valuable feature when rates decline or when markets are volatile. Furthermore, REITs invest in a broad spectrum of real estate properties, and each sector possesses its own supply/demand dynamics and its own characteristics. That variation of sectors plays a vital role in determining the performance of REIT securities. Moreover, the broad array of REITs held in a professionally managed real estate securities mutual fund has the potential to add value as a diversification tool when combined with a portfolio of stocks, bonds and other assets. Of course, diversification cannot guarantee against market losses.
No one can predict which way financial markets will move or foresee the direction of interest rates. Because of these uncertainties, we believe that a professionally managed mutual fund of REIT securities, designed to mitigate volatility, can play an integral role in a long-term investment plan.

5
TIAA-CREF Real Estate Securities Fund 2022 Semiannual Report
Please visit TIAA.org for more information on asset class performance. As always, if you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, we encourage you to contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We stand ready to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

About the Fund’s benchmark
6
2022 Semiannual Report TIAA-CREF Real Estate Securities Fund
The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
FTSE International Limited (“FTSE”) © FTSE 2022. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license.
Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

7
TIAA-CREF Real Estate Securities Fund 2022 Semiannual Report
Expense examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense example that appears in this report is intended to help you understand your ongoing costs only
(in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( April 1, 2022 – September 30, 2022 ).
Actual expenses
The first section in the table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period.
Hypothetical example for comparison purposes
The second section in the table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
10.1
Real Estate Securities Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$730.23 $729.89 $729.84 $729.12 $729.31
Expenses incurred during the period*
$1.96 $2.45 $2.61 $3.04 $3.18
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.80 $1,022.23 $1,022.05 $1,021.55 $1,021.39
Expenses incurred during the period*
$2.29 $2.87 $3.05 $3.56 $3.72
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.45% for
Institutional Class, 0.57% for Advisor Class, 0.60% for Premier Class, 0.70% for Retirement Class and 0.73% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Portfolio managers’ comments
8
2022 Semiannual Report TIAA-CREF Real Estate Securities Fund
Real Estate Securities Fund
Performance for the six months ended September 30, 2022
The Real Estate Securities Fund returned -26.98% for the Institutional Class, compared with the -23.93% return of its benchmark, the FTSE Nareit All Equity REITs Index. For the one-year period ended September 30, 2022, the Fund returned
-20.73% versus -16.27% for the index. The performance table shows returns for all share classes of the Fund.
Economy contracted amid elevated inflation, higher rates
The U.S. economy contracted during the period as inflation persisted and interest rates moved higher. Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022, according to the government’s “third” estimate. The unemployment rate edged lower in September to 3.5%. Core inflation, which measures all items except food and energy, rose 6.6% for the twelve months ended September 2022. Crude oil prices declined from $99 to less than $80 per barrel during the six months but reached a high of nearly $122 in June.
The Federal Reserve responded aggressively to elevated inflation levels and raised the federal funds target rate four times during the period. Policymakers increased the key short-term interest-rate measure to 3.00%–3.25% in September—its highest level since January 2008. The Fed also indicated that further increases would be appropriate.
For the period, the FTSE Nareit All Equity REITs Index trailed the −20.42% return of the broad U.S. stock market, as measured by the Russell 3000® Index, as well as the –9.22% return of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
All sectors posted losses
Among the benchmark’s 16 property sectors and subsectors, all declined for the period. The largest losses were seen in the office (down 38.3%), industrial (down 31.7%) and regional malls (down 30.8%) sectors. The best performer was the freestanding retail sector (down 10.7%).
Fund trailed its benchmark
For the six-month period, the Fund underperformed its benchmark. An out-of-benchmark allocation to regulated cannabis industry REIT Innovative Industrial Properties was the largest detractor from the Fund’s relative return as it posted a sizable loss. Underweight positions in gaming, entertainment and hospitality REIT VICI Properties and wireless communications infrastructure provider American Tower also hurt relative performance.
These negative effects were partly offset by not owning poorly performing health care facilities REIT Medical Properties
Trust. Overweight positions in residential REITs American Homes 4 Rent and Equity LifeStyle Properties were also beneficial.

Real Estate Securities Fund
9
TIAA-CREF Real Estate Securities Fund 2022 Semiannual Report
Performance as of September 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Real Estate Securities Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 -26.98% -20.73% 4.82% 7.11% 0.47% 0.47%
Advisor Class 12/4/15 -27.01 -20.81 4.69 7.04
†
0.59 0.59
Premier Class 9/30/09 -27.02 -20.84 4.66 6.95 0.62 0.62
Retirement Class 10/1/02 -27.09 -20.92 4.55 6.85 0.72 0.72
Retail Class 10/1/02 -27.07 -20.93 4.52 6.79 0.75 0.75
FTSE Nareit All Equity REITs
Index – -23.93 -16.27 4.10 6.99 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
as of 9/30/2022
Net assets $
3.01
billion
Portfolio turnover rate
*
10%
Number of holdings 54
Weighted median market
capitalization $22.16 billon
Price/earnings ratio (weighted
12-month trailing average)
†
29.5
*
The portfolio turnover rate covers the six-month period
from April 1, 2022–September 30, 2022, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 9/30/2022
Specialized REITs 28.2
Residential REITs 25.1
Industrial REITs 16.1
Retail REITs 15.2
Office REITs 5.8
Health care REITs 5.6
Hotel & resort REITs 1.4
Real estate operating companies 0.6
Diversified REITs 0.3
Internet services & infrastructure 0.2
Short-term investments,
other assets & liabilities, net 1.5
Total 100.0
Market capitalization
% of equity
investments as of
9/30/2022
More than $50 billion
25.2
More than $15 billion-$50 billion
40.6
More than $2 billion-$15 billion
33.1
$2 billion or less
1.1
Total 100.0

Real Estate Securities Fund September 30, 2022
Portfolio of investments
(unaudited)
10
2022 Semiannual Report TIAA-CREF Real Estate Securities Fund
See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 98.5%
DIVERSIFIED REITS - 0 .3%
500,000 Washington REIT $ 8,780,000
TOTAL DIVERSIFIED REITS 8,780,000
HEALTH CARE REITS - 5 .6%
1,925,000 Healthpeak Properties Inc 44,121,000
1,150,000 Ventas, Inc 46,195,500
1,200,000 Welltower, Inc 77,184,000
TOTAL HEALTH CARE REITS 167,500,500
HOTEL & RESORT REITS - 1 .4%
1,900,000 Host Hotels and Resorts, Inc 30,172,000
1,200,000 Park Hotels & Resorts, Inc 13,512,000
TOTAL HOTEL & RESORT REITS 43,684,000
INDUSTRIAL REITS - 16 .1%
1,050,000 Duke Realty Corp 50,610,000
200,000 EastGroup Properties, Inc 28,868,000
200,000 Innovative Industrial Properties, Inc 17,700,000
2,200,000 Prologis, Inc 223,520,000
2,350,000 Rexford Industrial Realty, Inc 122,200,000
825,000 Terreno Realty Corp 43,716,750
TOTAL INDUSTRIAL REITS 486,614,750
INTERNET SERVICES & INFRASTRUCTURE - 0 .2%
1,350,000 * Cyxtera Technologies, Inc 5,508,000
TOTAL INTERNET SERVICES & INFRASTRUCTURE 5,508,000
OFFICE REITS - 5 .8%
537,500 Alexandria Real Estate Equities, Inc 75,352,125
575,000 Boston Properties, Inc 43,107,750
450,000 Kilroy Realty Corp 18,949,500
450,000 SL Green Realty Corp 18,072,000
800,000 Vornado Realty Trust 18,528,000
TOTAL OFFICE REITS 174,009,375
REAL ESTATE OPERATING COMPANIES - 0 .6%
900,000 DigitalBridge Group, Inc 11,259,000
900,000 Tricon Residential, Inc 7,785,000
TOTAL REAL ESTATE OPERATING COMPANIES 19,044,000
RESIDENTIAL REITS - 25 .1%
2,750,000 American Homes 4 Rent 90,227,500
825,000 AvalonBay Communities, Inc 151,956,750
1,300,000 Equity Lifestyle Properties, Inc 81,692,000
1,950,000 Equity Residential 131,079,000
370,000 Essex Property Trust, Inc 89,625,100
1,250,000 Independence Realty Trust, Inc 20,912,500
2,315,260 Ingenia Communities Group 5,514,560
500,000 Invitation Homes, Inc 16,885,000
200,000 Mid-America Apartment Communities, Inc 31,014,000
300,000 NexPoint Residential Trust, Inc 13,863,000
750,000 Sun Communities, Inc 101,497,500
500,000 UDR, Inc 20,855,000
TOTAL RESIDENTIAL REITS 755,121,910
RETAIL REITS - 15 .2%
200,000 Agree Realty Corp 13,516,000
2,650,000 Brixmor Property Group, Inc 48,945,500
3,700,000 Kimco Realty Corp 68,117,000

Portfolio of investments
(unaudited)
Real Estate Securities Fund September 30, 2022
11
TIAA-CREF Real Estate Securities Fund 2022 Semiannual Report
See notes to financial statements
concluded
SHARES COMPANY VALUE
RETAIL REITS—continued
2,250,000 Kite Realty Group Trust $ 38,745,000
950,000 Realty Income Corp 55,290,000
850,000 Regency Centers Corp 45,772,500
1,750,000 Simon Property Group, Inc 157,062,500
720,000 SITE Centers Corp 7,711,200
600,000 Spirit Realty Capital, Inc 21,696,000
TOTAL RETAIL REITS 456,855,700
SPECIALIZED REITS - 28 .2%
975,000 American Tower Corp 209,332,500
675,000 Crown Castle International Corp 97,571,250
450,000 Digital Realty Trust, Inc 44,631,000
200,000 Equinix, Inc 113,768,000
325,000 Extra Space Storage, Inc 56,130,750
400,000 Gaming and Leisure Properties, Inc 17,696,000
500,000 Life Storage, Inc 55,380,000
800,000 National Storage Affiliates Trust 33,264,000
350,000 Public Storage, Inc 102,483,500
150,000 SBA Communications Corp 42,697,500
1,000,000 VICI Properties, Inc 29,850,000
1,700,000 Weyerhaeuser Co 48,552,000
TOTAL SPECIALIZED REITS 851,356,500
TOTAL COMMON STOCKS 2,968,474,735
(Cost $2,572,096,338)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 1 .0%
$ 29,370,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 29,370,000
TOTAL REPURCHASE AGREEMENT 29,370,000
TOTAL SHORT-TERM INVESTMENTS 29,370,000
(Cost $29,370,000)
TOTAL INVESTMENTS - 99.5% 2,997,844,735
(Cost $2,601,466,338)
OTHER ASSETS & LIABILITIES, NET - 0.5% 16,153,151
NET ASSETS - 100.0% $ 3,013,997,886
REIT Real Estate Investment Trust
*
Non-income producing
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $29,370,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $29,957,411.

12
2022 Semiannual Report TIAA-CREF Real Estate Securities Fund
Real Estate Securities Fund September 30, 2022
Statement of assets and liabilities
(unaudited)
See notes to financial statements
10.1
Real Estate Securities
Fund
ASSETS
Portfolio investments, at value
†
$ 2,997,844,735
Cash 509,840
Cash - foreign
^
111,465
Receivable from securities transactions 33,165,176
Receivable from Fund shares sold 1,026,915
Dividends and interest receivable 10,569,398
Due from affiliates 96,240
Other 486,057
Total assets 3,043,809,826
LIABILITIES
Management fees payable 1,283,843
Service agreement fees payable 137,523
Distribution fees payable 89,452
Due to affiliates 14,377
Payable for securities transactions 23,903,444
Payable for Fund shares redeemed 4,105,655
Payable for trustee compensation 147,357
Accrued expenses and other payables 130,289
Total liabilities 29,811,940
NET ASSETS $ 3,013,997,886
NET ASSETS CONSIST OF:
Paid-in-capital $ 2,576,516,097
Total distributable earnings (loss) 437,481,789
NET ASSETS $ 3,013,997,886
INSTITUTIONAL CLASS:
Net assets $ 2,011,722,340
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 124,899,107
Net asset value per share $ 16 .11
ADVISOR CLASS:
Net assets $ 115,872,550
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 7,190,165
Net asset value per share $ 16 .12
PREMIER CLASS:
Net assets $ 32,530,664
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 2,017,333
Net asset value per share $ 16 .13
RETIREMENT CLASS:
Net assets $ 482,558,116
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 28,568,996
Net asset value per share $ 16 .89
RETAIL CLASS:
Net assets $ 371,314,216
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 23,254,839
Net asset value per share $ 15 .97
†
Portfolio investments, cost $ 2,601,466,338
^
Foreign cash, cost $ 113,599

13
TIAA-CREF Real Estate Securities Fund 2022 Semiannual Report
Real Estate Securities Fund For the period ended September 30, 2022
Statement of operations
(unaudited)
See notes to financial statements
10.1
Real Estate Securities
Fund
INVESTMENT INCOME
Dividends* $ 46,703,776
Payment from affiliate 713,854
Interest 243,263
Total income 47,660,893
EXPENSES
Management fees 8,623,768
Shareholder servicing — Institutional Class 5,711
Shareholder servicing — Advisor Class 77,466
Shareholder servicing — Premier Class 126
Shareholder servicing — Retirement Class 734,425
Shareholder servicing — Retail Class 76,098
Distribution fees — Premier Class 29,716
Distribution fees — Retail Class 575,179
Administrative service fees 68,760
Trustee fees and expenses 26,339
Other expenses 204,309
Total expenses 10,421,897
Less: Fee waiver by investment adviser and Nuveen Securities (524,355)
Net expenses 9,897,542
Net investment income (loss) 37,763,351
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments (18,612,489)
Foreign currency transactions 5,209
Net realized gain (loss) on total investments (18,607,280)
Change in unrealized appreciation (depreciation) on:
Portfolio investments (1,165,367,125)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies 31,554
Net change in unrealized appreciation (depreciation) on total investments (1,165,335,571)
Net realized and unrealized gain (loss) on total investments (1,183,942,851)
Net increase (decrease) in net assets from operations $ (1,146,179,500)
*   Net of foreign withholding taxes of $ 40,193

14
2022 Semiannual Report TIAA-CREF Real Estate Securities Fund
Real Estate Securities Fund For the period or year ended
Statements of changes in net assets
See notes to financial statements
10.1
Real Estate Securities Fund
September 30,
2022 March 31, 2022
(unaudited)
OPERATIONS
Net investment income (loss) $ 37,763,351 $ 54,182,032
Net realized gain (loss) on total investments (18,607,280) 141,134,782
Net change in unrealized appreciation (depreciation) on total investments (1,165,335,571) 530,542,974
Net increase (decrease) in net assets from operations (1,146,179,500) 725,859,788
DISTRIBUTIONS TO SHAREHOLDERS – –
Institutional Class
Institutional Class (26,871,955) (96,977,383)
Advisor Class
Advisor Class (1,430,157) (3,739,386)
Premier Class
Premier Class (401,568) (1,774,234)
Retirement Class
Retirement Class (5,359,952) (18,099,653)
Retail Class
Retail Class (4,367,132) (14,532,341)
Total distributions (38,430,764) (135,122,997)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 172,257,530 815,756,862
Advisor Class
Advisor Class 31,244,865 96,809,239
Premier Class
Premier Class 2,364,257 11,820,296
Retirement Class
Retirement Class 14,528,316 71,902,294
Retail Class
Retail Class 21,043,123 156,265,081
Reinvestments of distributions: Institutional Class 26,662,926 96,236,993
Advisor Class
Advisor Class 1,426,732 3,729,739
Premier Class
Premier Class 401,414 1,773,773
Retirement Class
Retirement Class 5,359,938 18,099,259
Retail Class
Retail Class 4,176,962 13,864,550
Redemptions: Institutional Class (326,735,576) (655,408,445)
Advisor Class
Advisor Class (26,782,934) (32,236,594)
Premier Class
Premier Class (2,997,699) (24,987,860)
Retirement Class
Retirement Class (25,784,706) (44,235,480)
Retail Class
Retail Class (39,853,909) (72,100,841)
Net increase (decrease) from shareholder transactions (142,688,761) 457,288,866
Net increase (decrease) in net assets (1,327,299,025) 1,048,025,657
NET ASSETS
Beginning of period 4,341,296,911 3,293,271,254
End of period $ 3,013,997,886 $ 4,341,296,911
CHANGE IN FUND SHARES
Shares sold: Institutional Class 8,832,613 37,594,416
Advisor Class
Advisor Class 1,634,533 4,437,814
Premier Class
Premier Class 120,787 549,141
Retirement Class
Retirement Class 684,220 3,169,591
Retail Class
Retail Class 1,052,883 7,200,090
Shares reinvested: Institutional Class 1,565,136 4,313,910
Advisor Class
Advisor Class 83,787 166,844
Premier Class
Premier Class 23,542 79,398
Retirement Class
Retirement Class 300,358 773,855
Retail Class
Retail Class 247,511 626,176
Shares redeemed: Institutional Class (16,912,874) (30,242,146)
Advisor Class
Advisor Class (1,404,455) (1,488,786)
Premier Class
Premier Class (154,298) (1,141,364)
Retirement Class
Retirement Class (1,260,480) (1,941,694)
Retail Class
Retail Class (2,075,887) (3,346,196)
Net increase (decrease) from shareholder transactions (7,262,624) 20,751,049

Real Estate Securities Fund
Financial highlights
See notes to financial Statements
16
2022 Semiannual Report TIAA-CREF Real Estate Securities Fund
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
10.1
REAL ESTATE SECURITIES FUND
Institutional Class: 9/30/22
#
$ 22 .34 $ 0 .21 $ ( 6 .23 )  $ ( 6 .02 ) $ ( 0 .21 )  $ —  $ ( 0 .21 ) $ 16 .11
3/31/22 18 .98 0 .30 3 .77 4 .07 ( 0 .31 ) ( 0 .40 ) ( 0 .71 ) 22 .34
3/31/21 14 .21 0 .30 4 .77 5 .07 ( 0 .30 ) — ( 0 .30 ) 18 .98
3/31/20 16 .88 0 .35 ( 1 .89 ) ( 1 .54 ) ( 0 .33 ) ( 0 .80 ) ( 1 .13 ) 14 .21
3/31/19 14 .65 0 .33 2 .40 2 .73 ( 0 .36 ) ( 0 .14 ) ( 0 .50 ) 16 .88
3/31/18 15 .31 0 .32 0 .26 0 .58 ( 0 .28 ) ( 0 .96 ) ( 1 .24 ) 14 .65
Advisor Class: 9/30/22
#
22 .35 0 .20 ( 6 .23 ) ( 6 .03 ) ( 0 .20 ) — ( 0 .20 ) 16 .12
3/31/22 18 .99 0 .26 3 .79 4 .05 ( 0 .29 ) ( 0 .40 ) ( 0 .69 ) 22 .35
3/31/21 14 .22 0 .26 4 .79 5 .05 ( 0 .28 ) — ( 0 .28 ) 18 .99
3/31/20 16 .89 0 .32 ( 1 .88 ) ( 1 .56 ) ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 14 .22
3/31/19 14 .66 0 .18 2 .54 2 .72 ( 0 .35 ) ( 0 .14 ) ( 0 .49 ) 16 .89
3/31/18 15 .32 0 .31 0 .25 0 .56 ( 0 .26 ) ( 0 .96 ) ( 1 .22 ) 14 .66
Premier Class: 9/30/22
#
22 .36 0 .19 ( 6 .22 ) ( 6 .03 ) ( 0 .20 ) — ( 0 .20 ) 16 .13
3/31/22 19 .00 0 .28 3 .76 4 .04 ( 0 .28 ) ( 0 .40 ) ( 0 .68 ) 22 .36
3/31/21 14 .22 0 .27 4 .79 5 .06 ( 0 .28 ) — ( 0 .28 ) 19 .00
3/31/20 16 .89 0 .32 ( 1 .88 ) ( 1 .56 ) ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 14 .22
3/31/19 14 .66 0 .30 2 .41 2 .71 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 16 .89
3/31/18 15 .32 0 .30 0 .25 0 .55 ( 0 .25 ) ( 0 .96 ) ( 1 .21 ) 14 .66
Retirement Class: 9/30/22
#
23 .41 0 .19 ( 6 .52 ) ( 6 .33 ) ( 0 .19 ) — ( 0 .19 ) 16 .89
3/31/22 19 .86 0 .25 3 .95 4 .20 ( 0 .25 ) ( 0 .40 ) ( 0 .65 ) 23 .41
3/31/21 14 .86 0 .27 4 .99 5 .26 ( 0 .26 ) — ( 0 .26 ) 19 .86
3/31/20 17 .60 0 .32 ( 1 .97 ) ( 1 .65 ) ( 0 .29 ) ( 0 .80 ) ( 1 .09 ) 14 .86
3/31/19 15 .25 0 .30 2 .51 2 .81 ( 0 .32 ) ( 0 .14 ) ( 0 .46 ) 17 .60
3/31/18 15 .90 0 .30 0 .25 0 .55 ( 0 .24 ) ( 0 .96 ) ( 1 .20 ) 15 .25
Retail Class: 9/30/22
#
22 .14 0 .18 ( 6 .16 ) ( 5 .98 ) ( 0 .19 ) — ( 0 .19 ) 15 .97
3/31/22 18 .82 0 .23 3 .75 3 .98 ( 0 .26 ) ( 0 .40 ) ( 0 .66 ) 22 .14
3/31/21 14 .09 0 .25 4 .73 4 .98 ( 0 .25 ) — ( 0 .25 ) 18 .82
3/31/20 16 .74 0 .29 ( 1 .86 ) ( 1 .57 ) ( 0 .28 ) ( 0 .80 ) ( 1 .08 ) 14 .09
3/31/19 14 .54 0 .28 2 .38 2 .66 ( 0 .32 ) ( 0 .14 ) ( 0 .46 ) 16 .74
3/31/18 15 .21 0 .28 0 .24 0 .52 ( 0 .23 ) ( 0 .96 ) ( 1 .19 ) 14 .54
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.
u
Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

See notes to financial Statements
17
TIAA-CREF Real Estate Securities Fund 2022 Semiannual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
Total
return
excluding
payment from
affiliates
u
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Net investment
income (loss)
excluding
payment from
affiliates
u
Portfolio
turnover
rate
( 26 .98 ) %
b
( 27 .00 ) %
b
 $ 2,011,722 0 .48%
c
0 .45%
c
2 .11%
c
2 .07%
c
10%
b
21 .46 21 .45 2,935,178 0 .47 0 .47 1 .37 1 .36 25
f
35 .94 35 .92 2,272,604 0 .49 0 .47 1 .77 1 .76 45
( 10 .16 ) ( 10 .17 ) 1,430,143 0 .50 0 .50 1 .95 1 .94 39
18 .91 18 .90 1,582,056 0 .51 0 .51 2 .13 2 .12 34
3 .45 3 .44 1,298,830 0 .51 0 .51 2 .08 2 .07 30
( 27 .01 )
b
( 27 .03 )
b
115,873 0 .59
c
0 .57
c
2 .02
c
1 .98
c
10
b
21 .32 21 .31 153,657 0 .59 0 .59 1 .19 1 .18 25
f
35 .76 35 .74 71,403 0 .62 0 .59 1 .55 1 .53 45
( 10 .27 ) ( 10 .28 ) 21,689 0 .62 0 .62 1 .79 1 .78 39
18 .76 18 .75 5,366 0 .64 0 .64 1 .19 1 .18 34
3 .31 3 .30 1,235 0 .65 0 .65 1 .98 1 .98 30
( 27 .02 )
b
( 27 .04 )
b
32,531 0 .63
c
0 .60
c
1 .98
c
1 .94
c
10
b
21 .25 21 .24 45,328 0 .62 0 .62 1 .27 1 .25 25
f
35 .78 35 .76 48,255 0 .64 0 .62 1 .62 1 .60 45
( 10 .31 ) ( 10 .32 ) 44,026 0 .65 0 .65 1 .80 1 .79 39
18 .72 18 .71 77,572 0 .66 0 .66 1 .97 1 .96 34
3 .28 3 .27 79,281 0 .66 0 .66 1 .94 1 .94 30
( 27 .09 )
b
( 27 .11 )
b
482,558 0 .73
c
0 .70
c
1 .87
c
1 .83
c
10
b
21 .17 21 .16 675,116 0 .72 0 .72 1 .11 1 .09 25
f
35 .58 35 .56 533,102 0 .74 0 .72 1 .52 1 .51 45
( 10 .39 ) ( 10 .40 ) 398,674 0 .75 0 .75 1 .70 1 .69 39
18 .67 18 .66 424,963 0 .76 0 .76 1 .88 1 .87 34
3 .12 3 .11 350,291 0 .76 0 .76 1 .85 1 .84 30
( 27 .07 )
b
( 27 .09 )
b
371,314 0 .76
c
0 .73
c
1 .84
c
1 .80
c
10
b
21 .13 21 .12 532,018 0 .75 0 .72 1 .09 1 .07 25
f
35 .57 35 .55 367,908 0 .79 0 .76 1 .48 1 .46 45
( 10 .41 ) ( 10 .42 ) 263,960 0 .79 0 .79 1 .66 1 .65 39
18 .50 18 .49 253,540 0 .81 0 .81 1 .86 1 .85 34
3 .09 3 .08 223,112 0 .81 0 .81 1 .79 1 .78 30

Real Estate Securities Fund
18
2022 Semiannual Report TIAA-CREF Real Estate Securities Fund
Notes to financial statements
(unaudited)
Note 1—organization
The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a
Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company
Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
Teachers Advisors, LLC (the "Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.
The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Fund offers five share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Fund determines the existence of a dividend declaration. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign currency transactions and translation: The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments”
on the Statement of operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation) on total investments and foreign currency” on the Statement of operations, when applicable.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

19
TIAA-CREF Real Estate Securities Fund 2022 Semiannual Report
continued
Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statement of operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
New accounting pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Fund's financial statements.
Note 3—valuation of investments
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:

Notes to financial statements
(unaudited)
20
2022 Semiannual Report TIAA-CREF Real Estate Securities Fund
continued
Debt securities: Prices of fixed-income securities are provided by independent pricing services (“pricing services”) approved by the
Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.
In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them:
Note 4—investments
Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the period ended
September 30, 2022 were as follows:
Note 5—income tax information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Therefore, no federal income tax provision is required.
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities
Common stocks $2,962,960,175 $5,514,560 $— $2,968,474,735
Short-term investments — 29,370,000 — 29,370,000
Total $2,962,960,175 $34,884,560 $— $2,997,844,735
1 1 1 1 1
Fund
Non-U.S. government
purchases
Non-U.S. government
sales
10.1
Real Estate Securities $ 336,314,083 $ 427,699,754

21
TIAA-CREF Real Estate Securities Fund 2022 Semiannual Report
continued
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Note 6—investment adviser and other transactions with  affiliates
Under the terms of its Investment Management Agreement, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Fund has entered into an Administrative Service Agreement with the Adviser under which the Fund pays the Adviser for its costs in providing certain administrative and compliance services to the Fund.
Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement
Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of
September 30, 2022, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
10.1
Real Estate Securities $2,631,410,274 $599,828,556 $(233,394,095) $366,434,461
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
10.1
Real Estate Securities $2,260,312 $85,648,260 $1,534,378,146 $– $– $(194,665) $1,622,092,053
Investment
management fee
range
Investment
management fee-
effective rate Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
10.1
Real Estate Securities* 0.350% —0.500% 0.464% 0.570% 0.720% 0.720% 0.820% 0.960%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2023. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to financial statements
(unaudited)
22
2022 Semiannual Report TIAA-CREF Real Estate Securities Fund
concluded
Effective May 1, 2022, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Income, reflected in Payment from affiliate on the Statement of operations, reflects voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the
Adviser had purchased the research services directly.
The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2022, these transactions did not materially impact the Fund.
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Fund, and certain funds within the Trust also make investments in the Fund. The following is the percentage of the Fund's shares owned by affiliates as of
September 30, 2022:
Companies in which the Fund holds 5% or more of the outstanding voting shares are considered "affiliated companies" of the Fund, pursuant to the 1940 Act. As of September 30, 2022, there were no affiliated investments.
Note 7—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended September 30, 2022, there were no inter-fund borrowing or lending transactions.
Note 8—line of credit
The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2022, there were no borrowings under this credit facility by the Fund.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
10.1
Real Estate Securities* 0.315% —0.465% 0.535% 0.685% 0.685% 0.785% 0.925%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Underlying Fund TIAA Access Total
10.1
Real Estate Securities 12% 12%

23
TIAA-CREF Real Estate Securities Fund 2022 Semiannual Report
Additional fund information
Portfolio holdings
The complete portfolio of investments for the Real Estate Securities Fund begins on page 10 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Real Estate Securities Fund ’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and
Form N-PORT filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT filings are as of December 31 or
June 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The Real Estate Securities Fund ’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Real Estate Securities Fund is managed by the portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

How to reach us
©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

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Item 2. Code of Conduct.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

a) See Portfolio of investments in Item 1.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

13(a)(2)(i) Section  302 certification of the principal executive officer

13(a)(2)(ii) Section  302 certification of the principal financial officer

13(b) Section  906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: April 25, 2023	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: April 25, 2023	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: April 25, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)